SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04556

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, CO 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 493-4256

Tané T. Tyler, General Counsel, 1801 California St., Suite 5200, Denver, CO 80202

(Name and Address of Agent for Service)

Date of fiscal year end: October 31

Date of reporting period: November 1, 2016 – January 31, 2017

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of Registrant as of January 31, 2017 are attached.

ClearTrack® 2015

SCHEDULE OF INVESTMENTS

At January 31, 2017

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 97.7%
International Equity Funds - 23.2%
Vanguard FTSE Developed Markets ETF	254,414	$ 9,637,202
Vanguard FTSE Emerging Markets ETF	50,701	1,918,526

		11,555,728

International Fixed Income Fund - 13.6%
Vanguard Total International Bond ETF	125,938	6,770,427

U.S. Equity Funds - 25.6%
Schwab U.S. Large-Cap ETF (A)	148,853	8,085,695
Schwab U.S. REIT ETF (A)	56,270	2,287,938
Schwab U.S. Small-Cap ETF	38,671	2,401,856

		12,775,489

U.S. Fixed Income Funds - 35.3%
iShares Core U.S. Aggregate Bond ETF	124,761	13,510,369
iShares TIPS Bond ETF	21,286	2,430,435
SPDR Bloomberg Barclays High Yield Bond ETF (A)	43,810	1,617,027

		17,557,831

Total Exchange-Traded Funds (Cost $46,734,120)		48,659,475

SECURITIES LENDING COLLATERAL - 3.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.52% (B)	1,673,305	1,673,305

Total Securities Lending Collateral (Cost $1,673,305)		1,673,305

	Principal	Value
REPURCHASE AGREEMENT - 1.6%
State Street Bank & Trust Co. 0.03% (B), dated 01/31/2017, to be repurchased at $809,540 on 02/01/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2019, and with a value of $828,855.	$ 809,540	809,540

Total Repurchase Agreement (Cost $809,540)		809,540

Total Investments (Cost $49,216,965) (C)		51,142,320
Net Other Assets (Liabilities) - (2.7)%		(1,356,967)

Net Assets - 100.0%		$ 49,785,353

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2017 Form N-Q

ClearTrack® 2015

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$48,659,475	$—	$—	$48,659,475
Securities Lending Collateral	1,673,305	—	—	1,673,305
Repurchase Agreement	—	809,540	—	809,540

Total Investments	$50,332,780	$809,540	$—	$51,142,320

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the securities are on loan. The total value of all securities on loan is $1,636,116. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rates disclosed reflect the yields at January 31, 2017.
(C)

Aggregate cost for federal income tax purposes is $49,216,965. Aggregate gross unrealized appreciation and depreciation for all securities is $2,198,267 and $272,912, respectively. Net unrealized appreciation for tax purposes is $1,925,355.

(D)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2017 Form N-Q

ClearTrack® 2020

SCHEDULE OF INVESTMENTS

At January 31, 2017

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 97.1%
International Equity Funds - 25.6%
Vanguard FTSE Developed Markets ETF	377,153	$ 14,286,555
Vanguard FTSE Emerging Markets ETF	73,301	2,773,710

		17,060,265

International Fixed Income Fund - 13.5%
Vanguard Total International Bond ETF	167,725	9,016,896

U.S. Equity Funds - 28.5%
Schwab U.S. Large-Cap ETF	236,006	12,819,846
Schwab U.S. REIT ETF (A)	73,987	3,008,311
Schwab U.S. Small-Cap ETF	51,455	3,195,870

		19,024,027

U.S. Fixed Income Funds - 29.5%
iShares Core U.S. Aggregate Bond ETF	140,226	15,185,074
iShares TIPS Bond ETF	28,232	3,223,530
SPDR Bloomberg Barclays High Yield Bond ETF (A)	35,031	1,292,994

		19,701,598

Total Exchange-Traded Funds (Cost $62,284,601)		64,802,786

SECURITIES LENDING COLLATERAL - 2.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.52% (B)	1,815,470	1,815,470

Total Securities Lending Collateral (Cost $1,815,470)		1,815,470

	Principal	Value
REPURCHASE AGREEMENT - 2.8%
State Street Bank & Trust Co. 0.03% (B), dated 01/31/2017, to be repurchased at $1,857,220 on 02/01/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2019, and with a value of $1,899,023.	$ 1,857,219	1,857,219

Total Repurchase Agreement (Cost $1,857,219)		1,857,219

Total Investments (Cost $65,957,290) (C)		68,475,475
Net Other Assets (Liabilities) - (2.6)%		(1,711,030)

Net Assets - 100.0%		$ 66,764,445

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2017 Form N-Q

ClearTrack® 2020

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$64,802,786	$—	$—	$64,802,786
Securities Lending Collateral	1,815,470	—	—	1,815,470
Repurchase Agreement	—	1,857,219	—	1,857,219

Total Investments	$66,618,256	$1,857,219	$—	$68,475,475

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the securities are on loan. The total value of all securities on loan is $1,776,091. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rates disclosed reflect the yields at January 31, 2017.
(C)

Aggregate cost for federal income tax purposes is $65,957,290. Aggregate gross unrealized appreciation and depreciation for all securities is $2,906,992 and $388,807, respectively. Net unrealized appreciation for tax purposes is $2,518,185.

(D)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2017 Form N-Q

ClearTrack® 2025

SCHEDULE OF INVESTMENTS

At January 31, 2017

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 97.7%
International Equity Funds - 28.3%
Vanguard FTSE Developed Markets ETF (A)	491,545	$ 18,619,725
Vanguard FTSE Emerging Markets ETF	92,398	3,496,340

		22,116,065

International Fixed Income Funds - 13.6%
iShares JPMorgan USD Emerging Markets Bond ETF (A)	557	62,457
Vanguard Total International Bond ETF (A)	197,532	10,619,320

		10,681,777

U.S. Equity Funds - 31.6%
Schwab U.S. Large-Cap ETF (A)	322,960	17,543,187
Schwab U.S. REIT ETF (A)	87,109	3,541,852
Schwab U.S. Small-Cap ETF (A)	58,899	3,658,217

		24,743,256

U.S. Fixed Income Funds - 24.2%
iShares Core U.S. Aggregate Bond ETF	134,941	14,612,761
iShares TIPS Bond ETF	33,249	3,796,371
SPDR Bloomberg Barclays High Yield Bond ETF (A)	13,774	508,398

		18,917,530

Total Exchange-Traded Funds (Cost $73,785,246)		76,458,628

SECURITIES LENDING COLLATERAL - 1.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.52% (B)	1,268,673	1,268,673

Total Securities Lending Collateral (Cost $1,268,673)		1,268,673

	Principal	Value
REPURCHASE AGREEMENT - 2.1%
State Street Bank & Trust Co. 0.03% (B), dated 01/31/2017, to be repurchased at $1,657,066 on 02/01/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2019, and with a value of $1,694,432.	$ 1,657,065	1,657,065

Total Repurchase Agreement (Cost $1,657,065)		1,657,065

Total Investments (Cost $76,710,984) (C)		79,384,366
Net Other Assets (Liabilities) - (1.4)%		(1,070,021)

Net Assets - 100.0%		$ 78,314,345

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2017 Form N-Q

ClearTrack® 2025

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$76,458,628	$—	$—	$76,458,628
Securities Lending Collateral	1,268,673	—	—	1,268,673
Repurchase Agreement	—	1,657,065	—	1,657,065

Total Investments	$77,727,301	$1,657,065	$—	$79,384,366

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the securities are on loan. The total value of all securities on loan is $1,240,793. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rates disclosed reflect the yields at January 31, 2017.
(C)

Aggregate cost for federal income tax purposes is $76,710,984. Aggregate gross unrealized appreciation and depreciation for all securities is $2,975,747 and $302,365, respectively. Net unrealized appreciation for tax purposes is $2,673,382.

(D)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2017 Form N-Q

ClearTrack® 2030

SCHEDULE OF INVESTMENTS

At January 31, 2017

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 98.2%
International Equity Funds - 28.5%
Vanguard FTSE Developed Markets ETF	423,106	$ 16,027,255
Vanguard FTSE Emerging Markets ETF	59,528	2,252,540

		18,279,795

International Fixed Income Funds - 15.4%
iShares JPMorgan USD Emerging Markets Bond ETF (A)	9,979	1,118,946
Vanguard Total International Bond ETF	162,645	8,743,795

		9,862,741

U.S. Equity Funds - 36.9%
Schwab U.S. Large-Cap ETF	324,983	17,653,076
Schwab U.S. REIT ETF (A)	72,632	2,953,217
Schwab U.S. Small-Cap ETF	49,916	3,100,283

		23,706,576

U.S. Fixed Income Funds - 17.4%
iShares Core U.S. Aggregate Bond ETF	71,531	7,746,092
iShares TIPS Bond ETF	27,489	3,138,694
SPDR Bloomberg Barclays High Yield Bond ETF (A)	7,942	293,139

		11,177,925

Total Exchange-Traded Funds (Cost $60,516,719)		63,027,037

SECURITIES LENDING COLLATERAL - 2.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.52% (B)	1,461,136	1,461,136

Total Securities Lending Collateral (Cost $1,461,136)		1,461,136

	Principal	Value
REPURCHASE AGREEMENT - 2.0%
State Street Bank & Trust Co. 0.03% (B), dated 01/31/2017, to be repurchased at $1,252,712 on 02/01/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2019, and with a value of $1,280,004.	$ 1,252,711	1,252,711

Total Repurchase Agreement (Cost $1,252,711)		1,252,711

Total Investments (Cost $63,230,566) (C)		65,740,884
Net Other Assets (Liabilities) - (2.5)%		(1,605,185)

Net Assets - 100.0%		$ 64,135,699

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2017 Form N-Q

ClearTrack® 2030

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$63,027,037	$—	$—	$63,027,037
Securities Lending Collateral	1,461,136	—	—	1,461,136
Repurchase Agreement	—	1,252,711	—	1,252,711

Total Investments	$64,488,173	$1,252,711	$—	$65,740,884

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the securities are on loan. The total value of all securities on loan is $1,430,447. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rates disclosed reflect the yields at January 31, 2017.
(C)

Aggregate cost for federal income tax purposes is $63,230,566. Aggregate gross unrealized appreciation and depreciation for all securities is $2,703,260 and $192,942, respectively. Net unrealized appreciation for tax purposes is $2,510,318.

(D)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2017 Form N-Q

ClearTrack® 2035

SCHEDULE OF INVESTMENTS

At January 31, 2017

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 98.7%
International Equity Funds - 30.2%
Vanguard FTSE Developed Markets ETF	440,221	$ 16,675,572
Vanguard FTSE Emerging Markets ETF	39,564	1,497,102

		18,172,674

International Fixed Income Funds - 13.1%
iShares JPMorgan USD Emerging Markets Bond ETF (A)	22,589	2,532,904
Vanguard Total International Bond ETF	99,339	5,340,465

		7,873,369

U.S. Equity Funds - 45.8%
Schwab U.S. Large-Cap ETF	398,697	21,657,221
Schwab U.S. REIT ETF (A)	72,351	2,941,792
Schwab U.S. Small-Cap ETF	47,494	2,949,852

		27,548,865

U.S. Fixed Income Funds - 9.6%
iShares Core U.S. Aggregate Bond ETF	47,070	5,097,210
SPDR Bloomberg Barclays High Yield Bond ETF (A)	17,835	658,290

		5,755,500

Total Exchange-Traded Funds (Cost $56,280,974)		59,350,408

SECURITIES LENDING COLLATERAL - 6.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.52% (B)	3,895,227	3,895,227

Total Securities Lending Collateral (Cost $3,895,227)		3,895,227

	Principal	Value
REPURCHASE AGREEMENT - 1.3%
State Street Bank & Trust Co. 0.03% (B), dated 01/31/2017, to be repurchased at $753,782 on 02/01/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2019, and with a value of $771,150.	$ 753,781	753,781

Total Repurchase Agreement (Cost $753,781)		753,781

Total Investments (Cost $60,929,982) (C)		63,999,416
Net Other Assets (Liabilities) - (6.5)%		(3,900,308)

Net Assets - 100.0%		$ 60,099,108

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2017 Form N-Q

ClearTrack® 2035

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$59,350,408	$—	$—	$59,350,408
Securities Lending Collateral	3,895,227	—	—	3,895,227
Repurchase Agreement	—	753,781	—	753,781

Total Investments	$63,245,635	$753,781	$—	$63,999,416

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the securities are on loan. The total value of all securities on loan is $3,813,872. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rates disclosed reflect the yields at January 31, 2017.
(C)

Aggregate cost for federal income tax purposes is $60,929,982. Aggregate gross unrealized appreciation and depreciation for all securities is $3,187,162 and $117,728, respectively. Net unrealized appreciation for tax purposes is $3,069,434.

(D)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2017 Form N-Q

ClearTrack® 2040

SCHEDULE OF INVESTMENTS

At January 31, 2017

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 96.9%
International Equity Funds - 29.5%
Vanguard FTSE Developed Markets ETF	368,415	$ 13,955,560
Vanguard FTSE Emerging Markets ETF	22,289	843,416

		14,798,976

International Fixed Income Funds - 6.1%
iShares JPMorgan USD Emerging Markets Bond ETF (A)	21,562	2,417,747
Vanguard Total International Bond ETF	11,983	644,206

		3,061,953

U.S. Equity Funds - 53.6%
Schwab U.S. Large-Cap ETF	406,573	22,085,045
Schwab U.S. REIT ETF (A)	57,903	2,354,336
Schwab U.S. Small-Cap ETF	38,653	2,400,738

		26,840,119

U.S. Fixed Income Funds - 7.7%
iShares Core U.S. Aggregate Bond ETF	24,064	2,605,891
SPDR Bloomberg Barclays High Yield Bond ETF (A)	33,895	1,251,064

		3,856,955

Total Exchange-Traded Funds (Cost $45,660,008)		48,558,003

SECURITIES LENDING COLLATERAL - 7.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.52% (B)	3,864,406	3,864,406

Total Securities Lending Collateral (Cost $3,864,406)		3,864,406

	Principal	Value
REPURCHASE AGREEMENT - 2.8%
State Street Bank & Trust Co. 0.03% (B), dated 01/31/2017, to be repurchased at $1,413,942 on 02/01/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2019, and with a value of $1,442,628.	$ 1,413,941	1,413,941

Total Repurchase Agreement (Cost $1,413,941)		1,413,941

Total Investments (Cost $50,938,355) (C)		53,836,350
Net Other Assets (Liabilities) - (7.4)%		(3,729,976)

Net Assets - 100.0%		$ 50,106,374

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2017 Form N-Q

ClearTrack® 2040

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$48,558,003	$—	$—	$48,558,003
Securities Lending Collateral	3,864,406	—	—	3,864,406
Repurchase Agreement	—	1,413,941	—	1,413,941

Total Investments	$52,422,409	$1,413,941	$—	$53,836,350

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the securities are on loan. The total value of all securities on loan is $3,782,521. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rates disclosed reflect the yields at January 31, 2017.
(C)

Aggregate cost for federal income tax purposes is $50,938,355. Aggregate gross unrealized appreciation and depreciation for all securities is $2,944,186 and $46,191, respectively. Net unrealized appreciation for tax purposes is $2,897,995.

(D)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2017 Form N-Q

ClearTrack® 2045

SCHEDULE OF INVESTMENTS

At January 31, 2017

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 97.7%
International Equity Funds - 29.8%
Vanguard FTSE Developed Markets ETF	230,963	$ 8,748,879
Vanguard FTSE Emerging Markets ETF	25,519	965,639

		9,714,518

International Fixed Income Fund - 4.8%
iShares JPMorgan USD Emerging Markets Bond ETF (A)	14,053	1,575,763

U.S. Equity Funds - 60.3%
Schwab U.S. Large-Cap ETF	295,002	16,024,509
Schwab U.S. REIT ETF	38,918	1,582,406
Schwab U.S. Small-Cap ETF	33,187	2,061,244

		19,668,159

U.S. Fixed Income Fund - 2.8%
iShares Core U.S. Aggregate Bond ETF	8,496	920,032

Total Exchange-Traded Funds (Cost $29,679,962)		31,878,472

SECURITIES LENDING COLLATERAL - 4.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.52% (B)	1,592,924	1,592,924

Total Securities Lending Collateral (Cost $1,592,924)		1,592,924

	Principal	Value
REPURCHASE AGREEMENT - 2.2%
State Street Bank & Trust Co. 0.03% (B), dated 01/31/2017, to be repurchased at $734,179 on 02/01/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2019, and with a value of $750,167.	$ 734,178	734,178

Total Repurchase Agreement (Cost $734,178)		734,178

Total Investments (Cost $32,007,064) (C)		34,205,574
Net Other Assets (Liabilities) - (4.8)%		(1,568,349)

Net Assets - 100.0%		$ 32,637,225

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2017 Form N-Q

ClearTrack® 2045

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$31,878,472	$—	$—	$31,878,472
Securities Lending Collateral	1,592,924	—	—	1,592,924
Repurchase Agreement	—	734,178	—	734,178

Total Investments	$33,471,396	$734,178	$—	$34,205,574

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The value of the security on loan is $1,559,953. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)	Rates disclosed reflect the yields at January 31, 2017.
(C)

Aggregate cost for federal income tax purposes is $32,007,064. Aggregate gross unrealized appreciation and depreciation for all securities is $2,212,459 and $13,949, respectively. Net unrealized appreciation for tax purposes is $2,198,510.

(D)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2017 Form N-Q

ClearTrack® 2050

SCHEDULE OF INVESTMENTS

At January 31, 2017

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.1%
International Equity Funds - 30.2%
Vanguard FTSE Developed Markets ETF	162,076	$ 6,139,439
Vanguard FTSE Emerging Markets ETF	28,007	1,059,785

		7,199,224

International Fixed Income Fund - 3.4%
iShares JPMorgan USD Emerging Markets Bond ETF (A)	7,174	804,421

U.S. Equity Funds - 62.6%
Schwab U.S. Large-Cap ETF	221,036	12,006,676
Schwab U.S. REIT ETF	28,123	1,143,481
Schwab U.S. Small-Cap ETF	28,486	1,769,265

		14,919,422

U.S. Fixed Income Fund - 2.9%
iShares Core U.S. Aggregate Bond ETF	6,409	694,030

Total Exchange-Traded Funds (Cost $22,083,381)		23,617,097

SECURITIES LENDING COLLATERAL - 3.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.52% (B)	806,195	806,195

Total Securities Lending Collateral (Cost $806,195)		806,195

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
State Street Bank & Trust Co. 0.03% (B), dated 01/31/2017, to be repurchased at $215,374 on 02/01/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2019, and with a value of $220,329.	$ 215,374	215,374

Total Repurchase Agreement (Cost $215,374)		215,374

Total Investments (Cost $23,104,950) (C)		24,638,666
Net Other Assets (Liabilities) - (3.4)%		(809,973)

Net Assets - 100.0%		$ 23,828,693

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2017 Form N-Q

ClearTrack® 2050

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$23,617,097	$—	$—	$23,617,097
Securities Lending Collateral	806,195	—	—	806,195
Repurchase Agreement	—	215,374	—	215,374

Total Investments	$24,423,292	$215,374	$—	$24,638,666

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The value of the security on loan is $789,507. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)	Rates disclosed reflect the yields at January 31, 2017.
(C)

Aggregate cost for federal income tax purposes is $23,104,950. Aggregate gross unrealized appreciation and depreciation for all securities is $1,545,109 and $11,393, respectively. Net unrealized appreciation for tax purposes is $1,533,716.

(D)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2017 Form N-Q

ClearTrack® Retirement Income

SCHEDULE OF INVESTMENTS

At January 31, 2017

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 95.9%
International Equity Funds - 15.6%
Vanguard FTSE Developed Markets ETF	284,021	$ 10,758,715
Vanguard FTSE Emerging Markets ETF	68,128	2,577,964

		13,336,679

International Fixed Income Fund - 13.4%
Vanguard Total International Bond ETF	213,233	11,463,406

U.S. Equity Funds - 16.2%
Schwab U.S. Large-Cap ETF	110,682	6,012,246
Schwab U.S. REIT ETF	94,014	3,822,609
Schwab U.S. Small-Cap ETF (A)	64,797	4,024,542

		13,859,397

U.S. Fixed Income Funds - 50.7%
iShares Core U.S. Aggregate Bond ETF	307,745	33,325,706
iShares TIPS Bond ETF	35,895	4,098,491
SPDR Bloomberg Barclays High Yield Bond ETF (A)	162,436	5,995,513

		43,419,710

Total Exchange-Traded Funds (Cost $80,603,872)		82,079,192

SECURITIES LENDING COLLATERAL - 3.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.52% (B)	3,136,097	3,136,097

Total Securities Lending Collateral (Cost $3,136,097)		3,136,097

	Principal	Value
REPURCHASE AGREEMENT - 3.4%
State Street Bank & Trust Co. 0.03% (B), dated 01/31/2017, to be repurchased at $2,867,603 on 02/01/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2019, and with a value of $2,927,223.	$ 2,867,601	2,867,601

Total Repurchase Agreement (Cost $2,867,601)		2,867,601

Total Investments (Cost $86,607,570) (C)		88,082,890
Net Other Assets (Liabilities) - (3.0)%		(2,542,634)

Net Assets - 100.0%		$ 85,540,256

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2017 Form N-Q

ClearTrack® Retirement Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$82,079,192	$—	$—	$82,079,192
Securities Lending Collateral	3,136,097	—	—	3,136,097
Repurchase Agreement	—	2,867,601	—	2,867,601

Total Investments	$85,215,289	$2,867,601	$—	$88,082,890

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the securities are on loan. The total value of all securities on loan is $3,066,318. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rates disclosed reflect the yields at January 31, 2017.
(C)

Aggregate cost for federal income tax purposes is $86,607,570. Aggregate gross unrealized appreciation and depreciation for all securities is $2,117,444 and $642,124, respectively. Net unrealized appreciation for tax purposes is $1,475,320.

(D)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2017 Form N-Q

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2017

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Alternative Funds - 1.3%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D) (E)	7,891	$ 47,146
Transamerica Global Multifactor Macro (F)	1,499,551	14,005,807

		14,052,953

International Equity Funds - 9.7%
Transamerica Developing Markets Equity (F)	2,739,475	26,874,255
Transamerica Emerging Markets Equity (F)	768,908	6,874,038
Transamerica International Equity (F)	2,232,360	37,637,581
Transamerica International Equity Opportunities (F)	2,214,596	16,565,180
Transamerica International Small Cap (F)	1,646,710	8,776,965
Transamerica International Small Cap Value (F)	735,705	8,335,533

		105,063,552

International Fixed Income Funds - 7.1%
Transamerica Emerging Markets Debt (F)	2,785,114	29,020,890
Transamerica Inflation Opportunities (F)	4,854,026	48,297,560

		77,318,450

U.S. Alternative Funds - 3.6%
Transamerica Arbitrage Strategy Liquidating Trust (A) (B) (C) (D) (E)	13,251	128,205
Transamerica Event Driven (F)	1,083,882	10,773,790
Transamerica Managed Futures Strategy (F)	3,438,441	27,679,452

		38,581,447

U.S. Equity Funds - 24.9%
Transamerica Capital Growth (F)	1,500,784	20,200,549
Transamerica Concentrated Growth (F)	1,202,799	18,523,106
Transamerica Dividend Focused (F)	5,748,753	61,166,736
Transamerica Growth (F)	2,797,672	30,466,649
Transamerica Large Cap Value (F)	5,324,528	66,290,379
Transamerica Mid Cap Value (F)	814,644	12,838,787
Transamerica Mid Cap Value Opportunities (F)	514,663	6,031,850
Transamerica Multi-Cap Growth (F)	2,318,399	16,275,160
Transamerica Small Cap Core (F)	608,159	7,030,319
Transamerica Small Cap Growth (F)	527,374	3,385,743
Transamerica Small Cap Value (F)	592,020	6,583,259
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D) (E)	1,529	949
Transamerica US Growth (F)	1,203,214	21,128,434

		269,921,920

U.S. Fixed Income Funds - 51.8%
Transamerica Bond (F)	6,555,958	60,708,168
Transamerica Core Bond (F)	15,017,508	148,372,978
Transamerica Flexible Income (F)	2,427,560	22,406,380
Transamerica Floating Rate (F)	1,998,178	19,961,793
Transamerica High Yield Bond (F)	3,331,714	30,951,627
Transamerica Intermediate Bond (F)	5,895,453	59,131,391
Transamerica Short-Term Bond (F)	6,876,625	68,766,251
Transamerica Total Return (F)	15,007,606	149,925,987

		560,224,575

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Mixed Allocation Fund - 1.7%
Transamerica MLP & Energy Income (F)	2,323,220	$ 18,887,783

Total Investment Companies (Cost $1,061,992,321)		1,084,050,680

Total Investments (Cost $1,061,992,321) (G)		1,084,050,680
Net Other Assets (Liabilities) - (0.1)%		(1,510,678)

Net Assets - 100.0%		$ 1,082,540,002

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2017 Form N-Q

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,083,874,380	$—	$—	$1,083,874,380

Total	$1,083,874,380	$—	$—	$1,083,874,380

Investment Companies Measured at Net Asset Value (I)				176,300

Total Investments				$1,084,050,680

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Investment in affiliated company of Transamerica Asset Management, Inc.
(C)

Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2017, total value of securities is $176,300, representing less than 0.1% of the Fund’s net assets.

(D)	Illiquid securities. At January 31, 2017, total value of illiquid securities is $176,300, representing less than 0.1% of the Fund’s net assets.
(E)	Restricted securities. At January 31, 2017, the restricted securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$81,188	$47,146	0.0	%(J)
Investment Companies	Transamerica Arbitrage Strategy Liquidating Trust	09/18/2015	132,510	128,205	0.0	(J)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	15,291	949	0.0	(J)

Total			$228,989	$176,300	0.0	%(J)

(F)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(G)

Aggregate cost for federal income tax purposes is $1,061,992,321. Aggregate gross unrealized appreciation and depreciation for all securities is $45,356,782 and $23,298,423, respectively. Net unrealized appreciation for tax purposes is $22,058,359.

(H)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(I)

Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.

(J)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2017 Form N-Q

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2017

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Alternative Funds - 1.3%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D) (E)	5,149	$ 30,763
Transamerica Global Multifactor Macro (F)	2,015,646	18,826,135

		18,856,898

International Equity Funds - 26.9%
Transamerica Developing Markets Equity (F)	11,095,953	108,851,301
Transamerica Emerging Markets Equity (F)	4,646,573	41,540,359
Transamerica Global Real Estate Securities (F)	373,866	4,983,633
Transamerica International Equity (F)	6,924,042	116,739,341
Transamerica International Equity Opportunities (F)	8,638,591	64,616,663
Transamerica International Small Cap (F)	5,329,353	28,405,450
Transamerica International Small Cap Value (F)	2,949,875	33,422,088

		398,558,835

U.S. Alternative Funds - 3.5%
Transamerica Event Driven (F)	1,813,045	18,021,667
Transamerica Managed Futures Strategy (F)	4,326,675	34,829,732

		52,851,399

U.S. Equity Funds - 62.6%
Transamerica Capital Growth (F)	5,064,262	68,164,969
Transamerica Concentrated Growth (F)	4,015,490	61,838,547
Transamerica Dividend Focused (F)	17,901,389	190,470,776
Transamerica Growth (F)	9,530,289	103,784,846
Transamerica Large Cap Value (F)	17,258,007	214,862,184
Transamerica Mid Cap Value (F)	4,898,622	77,202,290
Transamerica Mid Cap Value Opportunities (F)	2,739,158	32,102,934
Transamerica Multi-Cap Growth (F)	5,398,450	37,897,116
Transamerica Small Cap Core (F)	375,471	4,340,446
Transamerica Small Cap Growth (F)	3,090,373	19,840,196
Transamerica Small Cap Value (F)	4,018,534	44,686,094
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D) (E)	5,111	3,173
Transamerica US Growth (F)	4,075,998	71,574,531

		926,768,102

U.S. Mixed Allocation Fund - 5.8%
Transamerica MLP & Energy Income (F)	10,575,208	85,976,437

Total Investment Companies (Cost $1,348,499,845)		1,483,011,671

Total Investments (Cost $1,348,499,845) (G)		1,483,011,671
Net Other Assets (Liabilities) - (0.1)%		(2,030,189)

Net Assets - 100.0%		$ 1,480,981,482

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2017 Form N-Q

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,482,977,735	$—	$—	$1,482,977,735

Total	$1,482,977,735	$—	$—	$1,482,977,735

Investment Companies Measured at Net Asset Value (I)				33,936

Total Investments				$1,483,011,671

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Investment in an affiliated company of Transamerica Asset Management, Inc.
(C)

Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2017, total value of securities is $33,936, representing less than 0.1% of the Fund’s net assets.

(D)	Illiquid securities. At January 31, 2017, total value of illiquid securities is $33,936, representing less than 0.1% of the Fund’s net assets.
(E)	Restricted securities. At January 31, 2017, the restricted securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$52,975	$30,763	0.0	%(J)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	51,111	3,173	0.0	(J)

Total			$104,086	$33,936	0.0	%(J)

(F)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(G)

Aggregate cost for federal income tax purposes is $1,348,499,845. Aggregate gross unrealized appreciation and depreciation for all securities is $162,685,750 and $28,173,924, respectively. Net unrealized appreciation for tax purposes is $134,511,826.

(H)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(I)

Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.

(J)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2017 Form N-Q

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2017

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.2%
International Alternative Funds - 1.7%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D) (E)	34,418	$ 205,633
Transamerica Global Multifactor Macro (F)	4,805,633	44,884,613

		45,090,246

International Equity Funds - 19.8%
Transamerica Developing Markets Equity (F)	13,029,304	127,817,474
Transamerica Emerging Markets Equity (F)	6,674,722	59,672,015
Transamerica Global Real Estate Securities (F)	956,395	12,748,739
Transamerica International Equity (F)	10,110,974	170,471,027
Transamerica International Equity Opportunities (F)	10,541,957	78,853,841
Transamerica International Small Cap (F)	7,284,918	38,828,613
Transamerica International Small Cap Value (F)	4,041,837	45,794,014

		534,185,723

International Fixed Income Funds - 3.9%
Transamerica Emerging Markets Debt (F)	6,066,670	63,214,699
Transamerica Inflation Opportunities (F)	4,286,519	42,650,867

		105,865,566

U.S. Alternative Funds - 2.8%
Transamerica Arbitrage Strategy Liquidating Trust (A) (B) (C) (D) (E)	43,273	418,666
Transamerica Event Driven (F)	2,325,185	23,112,338
Transamerica Managed Futures Strategy (F)	6,438,473	51,829,707

		75,360,711

U.S. Equity Funds - 47.0%
Transamerica Capital Growth (F)	6,755,190	90,924,855
Transamerica Concentrated Growth (F)	5,280,058	81,312,886
Transamerica Dividend Focused (F)	25,027,575	266,293,400
Transamerica Growth (F)	12,618,664	137,417,247
Transamerica Large Cap Value (F)	23,716,548	295,271,017
Transamerica Mid Cap Value (F)	7,273,721	114,633,836
Transamerica Mid Cap Value Opportunities (F)	4,319,172	50,620,690
Transamerica Multi-Cap Growth (F)	9,809,258	68,860,993
Transamerica Small Cap Core (F)	1,578,398	18,246,284
Transamerica Small Cap Growth (F)	2,378,161	15,267,796
Transamerica Small Cap Value (F)	3,063,466	34,065,739
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D) (E)	4,660	2,893
Transamerica US Growth (F)	5,457,714	95,837,452

		1,268,755,088

U.S. Fixed Income Funds - 20.8%
Transamerica Bond (F)	6,513,670	60,316,582
Transamerica Core Bond (F)	15,445,727	152,603,778
Transamerica Flexible Income (F)	4,905,843	45,280,932
Transamerica Floating Rate (F)	3,044,430	30,413,857
Transamerica High Yield Bond (F)	5,776,426	53,663,000
Transamerica Intermediate Bond (F)	7,207,242	72,288,635
Transamerica Short-Term Bond (F)	4,414,788	44,147,885
Transamerica Total Return (F)	10,285,839	102,755,536

		561,470,205

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Mixed Allocation Fund - 4.2%
Transamerica MLP & Energy Income (F)	13,957,587	$ 113,475,186

Total Investment Companies (Cost $2,538,712,460)		2,704,202,725

Total Investments (Cost $2,538,712,460) (G)		2,704,202,725
Net Other Assets (Liabilities) - (0.2)%		(4,661,628)

Net Assets - 100.0%		$ 2,699,541,097

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2017 Form N-Q

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$2,703,575,533	$—	$—	$2,703,575,533

Total	$2,703,575,533	$—	$—	$2,703,575,533

Investment Companies Measured at Net Asset Value (I)				627,192

Total Investments				$2,704,202,725

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in affiliated company of Transamerica Asset Management, Inc.
(B)	Non-income producing securities.
(C)

Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2017, total value of securities is $627,192, representing less than 0.1% of the Fund’s net assets.

(D)	Illiquid securities. At January 31, 2017, total value of illiquid securities is $627,192, representing less than 0.1% of the Fund’s net assets.
(E)	Restricted securities. At January 31, 2017, the restricted securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$354,111	$205,633	0.0	%(J)
Investment Companies	Transamerica Arbitrage Strategy Liquidating Trust	09/18/2015	432,725	418,666	0.0	(J)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	46,600	2,893	0.0	(J)

Total			$833,436	$627,192	0.0	%(J)

(F)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(G)

Aggregate cost for federal income tax purposes is $2,538,712,460. Aggregate gross unrealized appreciation and depreciation for all securities is $219,554,943 and $54,064,678, respectively. Net unrealized appreciation for tax purposes is $165,490,265.

(H)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(I)

Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.

(J)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2017 Form N-Q

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2017

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.2%
International Alternative Funds - 1.6%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D) (E)	21,365	$ 127,646
Transamerica Global Multifactor Macro (F)	3,368,420	31,461,042

		31,588,688

International Equity Funds - 14.0%
Transamerica Developing Markets Equity (F)	7,247,743	71,100,358
Transamerica Emerging Markets Equity (F)	3,475,791	31,073,574
Transamerica International Equity (F)	5,518,888	93,048,447
Transamerica International Equity Opportunities (F)	5,365,581	40,134,546
Transamerica International Small Cap (F)	3,878,632	20,673,109
Transamerica International Small Cap Value (F)	2,047,033	23,192,886

		279,222,920

International Fixed Income Funds - 5.2%
Transamerica Emerging Markets Debt (F)	5,006,695	52,169,759
Transamerica Inflation Opportunities (F)	5,246,350	52,201,184

		104,370,943

U.S. Alternative Funds - 2.9%
Transamerica Arbitrage Strategy Liquidating Trust (A) (B) (C) (D) (E)	28,370	274,480
Transamerica Event Driven (F)	1,839,659	18,286,214
Transamerica Managed Futures Strategy (F)	4,923,728	39,636,007

		58,196,701

U.S. Equity Funds - 34.1%
Transamerica Capital Growth (F)	3,564,275	47,975,145
Transamerica Concentrated Growth (F)	3,123,787	48,106,325
Transamerica Dividend Focused (F)	13,529,394	143,952,753
Transamerica Growth (F)	6,566,482	71,508,993
Transamerica Large Cap Value (F)	12,636,196	157,320,641
Transamerica Mid Cap Value (F)	3,494,608	55,075,018
Transamerica Mid Cap Value Opportunities (F)	2,136,164	25,035,837
Transamerica Multi-Cap Growth (F)	5,526,898	38,798,825
Transamerica Small Cap Core (F)	970,028	11,213,529
Transamerica Small Cap Growth (F)	1,496,032	9,604,524
Transamerica Small Cap Value (F)	1,910,564	21,245,467
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D) (E)	2,887	1,792
Transamerica US Growth (F)	2,806,164	49,276,247

		679,115,096

U.S. Fixed Income Funds - 39.5%
Transamerica Bond (F)	8,599,594	79,632,245
Transamerica Core Bond (F)	22,276,126	220,088,120
Transamerica Flexible Income (F)	6,018,435	55,550,157
Transamerica Floating Rate (F)	3,315,142	33,118,270
Transamerica High Yield Bond (F)	4,607,045	42,799,445
Transamerica Intermediate Bond (F)	9,772,038	98,013,543
Transamerica Short-Term Bond (F)	6,881,578	68,815,784
Transamerica Total Return (F)	19,003,736	189,847,325

		787,864,889

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Mixed Allocation Fund - 2.9%
Transamerica MLP & Energy Income (F)	7,105,015	$ 57,763,773

Total Investment Companies (Cost $1,929,416,852)		1,998,123,010

Total Investments (Cost $1,929,416,852) (G)		1,998,123,010
Net Other Assets (Liabilities) - (0.2)%		(3,070,648)

Net Assets - 100.0%		$ 1,995,052,362

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2017 Form N-Q

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,997,719,092	$—	$—	$1,997,719,092

Total	$1,997,719,092	$—	$—	$1,997,719,092

Investment Companies Measured at Net Asset Value (I)				403,918

Total Investments				$1,998,123,010

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Investment in an affiliated company of Transamerica Asset Management, Inc.
(C)

Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2017, total value of securities is $403,918, representing less than 0.1% of the Fund’s net assets.

(D)	Illiquid securities. At January 31, 2017, total value of illiquid securities is $403,918, representing less than 0.1% of the Fund’s net assets.
(E)	Restricted securities. At January 31, 2017, the restricted securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$219,813	$127,646	0.0	%(J)
Investment Companies	Transamerica Arbitrage Strategy Liquidating Trust	09/18/2015	283,697	274,480	0.0	(J)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	28,869	1,792	0.0	(J)

Total			$532,379	$403,918	0.0	%(J)

(F)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(G)

Aggregate cost for federal income tax purposes is $1,929,416,852. Aggregate gross unrealized appreciation and depreciation for all securities is $111,293,006 and $42,586,848, respectively. Net unrealized appreciation for tax purposes is $68,706,158.

(H)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(I)

Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.

(J)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2017 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS

At January 31, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 9.1%
Cayman Islands - 1.2%
AIM Aviation Finance, Ltd.
Series 2015-1A, Class A1,
4.21% (A), 02/15/2040 (B)	$ 2,658,333	$ 2,638,396

United States - 7.9%
AMPLIT Trust
Series 2015-A, Class A,
5.00%, 09/15/2021 (B)	963,528	967,583
Blackbird Capital Aircraft Lease Securitization, Ltd.
Series 2016-1A, Class A,
4.21% (A), 12/16/2041 (B)	455,000	453,999
CAM Mortgage Trust
Series 2016-1, Class A,
4.00% (A), 01/15/2056 (B)	214,286	213,296
CPS Auto Receivables Trust
Series 2014-D, Class C,
4.35%, 11/16/2020 (B)	1,030,000	1,043,842
Series 2016-C, Class D,
5.92%, 06/15/2022 (B)	825,000	859,231
CWABS Asset-Backed Certificates Trust
Series 2004-13, Class AF5B,
4.86% (A), 05/25/2035	451,475	459,848
DT Auto Owner Trust
Series 2016-1A, Class D,
4.66%, 12/15/2022 (B)	250,000	254,356
First Investors Auto Owner Trust
Series 2014-3A, Class D,
3.85%, 02/15/2022 (B)	725,000	731,191
Series 2016-2A, Class D,
3.35%, 11/15/2022 (B)	200,000	195,920
Flagship Credit Auto Trust
Series 2015-1, Class C,
3.76%, 06/15/2021 (B)	1,400,000	1,412,965
Home Partners of America Trust
Series 2016-1, Class D,
4.07% (A), 03/17/2033 (B)	1,000,000	1,009,538
Merlin Aviation Holdings DAC
Series 2016-1, Class A,
4.50% (A), 12/15/2032 (B)	437,179	423,996
NYMT Residential
Series 2016-RP1A, Class A,
4.00% (A), 03/25/2021 (B)	273,871	273,161
OneMain Financial Issuance Trust
Series 2015-2A, Class B,
3.10%, 07/18/2025 (B)	1,015,000	1,002,888
Series 2015-3A, Class B,
4.16%, 11/20/2028 (B)	980,000	942,364
RCO Depositor II LLC
Series 2015-2A, Class A,
4.50% (A), 11/25/2045 (B)	858,643	857,448
RCO Mortgage LLC
Series 2016-1, Class A,
4.50% (A), 11/25/2047	260,992	262,240
SoFi Professional Loan Program LLC
Series 2015-D, Class B,
3.59%, 10/26/2037 (B)	1,346,631	1,349,899
Series 2016-C, Class B,
3.35% (A), 05/25/2037 (B)	240,000	233,306
Series 2016-E, Class B,
3.44% (A), 07/25/2040 (B)	445,000	435,391

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
TAL Advantage V LLC
Series 2014-3A, Class A,
3.27%, 11/21/2039 (B)	$ 1,112,333	$ 1,061,609
VOLT XXVII LLC
Series 2014-NPL7, Class A1,
3.38% (A), 08/27/2057 (B)	1,087,336	1,085,882
VOLT XXX LLC
Series 2015-NPL1, Class A1,
3.63% (A), 10/25/2057 (B)	143,758	144,211
VOLT XXXIII LLC
Series 2015-NPL5, Class A1,
3.50% (A), 03/25/2055 (B)	847,281	848,862
VOLT XXXV
Series 2016-NPL9, Class A1,
3.50% (A), 09/25/2046 (B)	1,059,787	1,055,003

		17,578,029

Total Asset-Backed Securities (Cost $20,095,449)		20,216,425

CONVERTIBLE BONDS - 2.7%
Bermuda - 0.3%
Horizon Pharma Investment, Ltd.
2.50%, 03/15/2022	580,000	555,712

United States - 2.4%
BioMarin Pharmaceutical, Inc.
1.50%, 10/15/2020	1,159,000	1,396,595
Brookdale Senior Living, Inc.
2.75%, 06/15/2018	80,000	78,800
Cypress Semiconductor Corp.
4.50%, 01/15/2022 (B)	310,000	356,500
Evolent Health, Inc.
2.00%, 12/01/2021 (B)	225,000	241,734
Hercules Capital, Inc.
4.38%, 02/01/2022 (B)	50,000	49,719
Impax Laboratories, Inc.
2.00%, 06/15/2022	870,000	700,894
Ionis Pharmaceuticals, Inc.
1.00%, 11/15/2021	460,000	462,300
Liberty Media Corp.
2.25%, 09/30/2046 (B)	560,000	598,500
Macquarie Infrastructure Corp.
2.00%, 10/01/2023	300,000	294,375
Nabors Industries, Inc.
0.75%, 01/15/2024 (B)	235,000	237,056
RWT Holdings, Inc.
5.63%, 11/15/2019	440,000	446,875
Viavi Solutions, Inc.
0.63%, 08/15/2033	405,000	428,035

		5,291,383

Total Convertible Bonds (Cost $5,690,759)		5,847,095

CORPORATE DEBT SECURITIES - 61.1%
Argentina - 0.4%
Banco Hipotecario SA
22.33% (A), 01/12/2020 (B)	ARS 8,446,000	522,595
YPF SA
23.85% (A), 07/07/2020 (B)	$ 400,000	452,000

		974,595

Austria - 0.3%
BRF GmbH
4.35%, 09/29/2026 (B)	665,000	625,931

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2017 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Austria (continued)
OGX Austria GmbH
8.38%, 04/01/2022 (B) (C) (D) (E)	$ 6,100,000	$ 61
8.50%, 06/01/2018 (B) (C) (D) (E)	600,000	6

		625,998

Bermuda - 0.2%
Aircastle, Ltd.
5.50%, 02/15/2022	145,000	152,236
Sirius International Group, Ltd.
4.60%, 11/01/2026 (B)	330,000	312,345

		464,581

Canada - 2.1%
Baytex Energy Corp.
5.13%, 06/01/2021 (B)	20,000	18,500
5.63%, 06/01/2024 (B)	290,000	266,800
Canadian Natural Resources, Ltd.
3.90%, 02/01/2025 (F)	105,000	105,707
MEG Energy Corp.
6.38%, 01/30/2023 (B)	555,000	516,150
6.50%, 01/15/2025 (B)	130,000	131,300
Valeant Pharmaceuticals International, Inc.
5.50%, 03/01/2023 (B)	270,000	204,525
6.38%, 10/15/2020 (B) (F)	3,900,000	3,417,375

		4,660,357

Colombia - 0.4%
Ecopetrol SA
5.88%, 05/28/2045	1,025,000	906,100

France - 1.7%
Credit Agricole SA
4.38%, 03/17/2025 (B)	2,790,000	2,755,839
Societe Generale SA
4.25%, 04/14/2025 (B)	1,115,000	1,088,494

		3,844,333

Italy - 1.1%
Enel SpA
8.75% (A), 09/24/2073 (B)	1,208,000	1,377,120
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (B)	1,200,000	1,110,634

		2,487,754

Luxembourg - 0.5%
Cosan Luxembourg SA
7.00%, 01/20/2027 (B)	530,000	550,564
Raizen Fuels Finance SA
5.30%, 01/20/2027 (B)	200,000	199,600
Ultrapar International SA
5.25%, 10/06/2026 (B)	425,000	417,435

		1,167,599

Mexico - 2.1%
America Movil SAB de CV
8.46%, 12/18/2036	MXN 47,400,000	1,971,911
Cemex SAB de CV
7.75%, 04/16/2026 (B) (F)	$ 1,060,000	1,177,925
Petroleos Mexicanos
7.47%, 11/12/2026	MXN 22,025,500	869,001
Unifin Financiera SAB de CV SOFOM ENR
7.25%, 09/27/2023 (B)	$ 655,000	636,988

		4,655,825

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-National - 0.5%
JBS USA LUX SA / JBS USA Finance, Inc.
5.75%, 06/15/2025 (B)	$ 945,000	$ 970,043
7.25%, 06/01/2021 (B)	60,000	61,980

		1,032,023

Netherlands - 4.0%
ABN AMRO Bank NV
4.75%, 07/28/2025 (B)	1,080,000	1,099,727
Embraer Netherlands Finance BV
5.05%, 06/15/2025	720,000	720,900
5.40%, 02/01/2027 (G)	490,000	492,877
ING Bank NV
5.80%, 09/25/2023 (B)	1,490,000	1,651,623
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040	1,395,000	1,572,408
Petrobras Global Finance BV
6.25%, 03/17/2024 (F)	1,430,000	1,435,720
6.75%, 01/27/2041	1,480,000	1,317,644
6.88%, 01/20/2040	730,000	650,083

		8,940,982

Spain - 0.3%
Santander Issuances SAU
5.18%, 11/19/2025	600,000	606,926

United Kingdom - 2.0%
Barclays PLC
4.38%, 09/11/2024	1,685,000	1,659,469
Lloyds Banking Group PLC
4.50%, 11/04/2024	435,000	442,903
4.58%, 12/10/2025	228,000	229,451
4.65%, 03/24/2026	420,000	424,733
Royal Bank of Scotland Group PLC
5.13%, 05/28/2024	560,000	558,362
Standard Chartered PLC
4.30%, 02/19/2027 (B) (F)	1,015,000	982,266

		4,297,184

United States - 45.5%
Air Lease Corp.
4.25%, 09/15/2024	1,865,000	1,903,318
Alcatel-Lucent USA, Inc.
6.50%, 01/15/2028	1,865,000	1,939,600
American Airlines Pass-Through Trust
3.70%, 11/01/2024	982,678	963,024
4.38%, 04/01/2024	694,052	694,052
4.95%, 08/15/2026	235,000	238,819
Arconic, Inc.
5.90%, 02/01/2027	485,000	516,622
6.75%, 01/15/2028	570,000	618,450
AT&T, Inc.
4.35%, 06/15/2045	85,000	72,969
4.50%, 03/09/2048	1,050,000	916,542
4.75%, 05/15/2046	195,000	178,116
5.25%, 03/01/2037 (G)	2,160,000	2,163,845
Avnet, Inc.
4.63%, 04/15/2026	1,075,000	1,083,207
Bank of America Corp.
4.25%, 10/22/2026, MTN	1,599,000	1,610,356
Brixmor Operating Partnership, LP
3.25%, 09/15/2023	735,000	715,511
4.13%, 06/15/2026	400,000	400,925
Bruce Mansfield Pass-Through Trust
6.85%, 06/01/2034 (E)	1,480,381	544,040

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2017 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
CBRE Services, Inc.
4.88%, 03/01/2026	$ 1,625,000	$ 1,645,275
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 05/01/2023 (B)	1,070,000	1,110,125
Charter Communications Operating LLC / Charter Communications Operating Capital
6.48%, 10/23/2045	1,110,000	1,261,790
Chesapeake Energy Corp.
4.88%, 04/15/2022 (F)	260,000	241,800
5.75%, 03/15/2023 (F)	35,000	33,600
Cimarex Energy Co.
4.38%, 06/01/2024	335,000	350,010
Continental Airlines Pass-Through Trust
5.50%, 04/29/2022	609,455	633,834
Continental Resources, Inc.
3.80%, 06/01/2024	1,250,000	1,167,187
Cox Communications, Inc.
3.85%, 02/01/2025 (B)	1,685,000	1,650,109
4.50%, 06/30/2043 (B)	90,000	75,667
4.80%, 02/01/2035 (B)	400,000	368,769
CVS Pass-Through Trust
4.70%, 01/10/2036 (B)	2,579,656	2,718,268
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
6.02%, 06/15/2026 (B)	2,095,000	2,261,932
Energy Transfer Partners, LP
4.05%, 03/15/2025	1,710,000	1,695,838
EnLink Midstream Partners, LP
4.15%, 06/01/2025	350,000	343,939
4.40%, 04/01/2024	105,000	105,346
Express Scripts Holding Co.
3.40%, 03/01/2027	2,130,000	1,985,256
Ford Motor Credit Co. LLC
4.39%, 01/08/2026, MTN	1,070,000	1,077,303
Forethought Financial Group, Inc.
8.63%, 04/15/2021 (B) (E)	705,000	783,347
Freeport-McMoRan, Inc.
4.55%, 11/14/2024	370,000	346,875
General Electric Co.
5.00% (A), 01/21/2021 (H)	315,000	327,600
General Motors Co.
5.20%, 04/01/2045	205,000	201,639
General Motors Financial Co., Inc.
5.25%, 03/01/2026	4,225,000	4,480,405
Glencore Funding LLC
4.63%, 04/29/2024 (B)	1,670,000	1,728,032
HCA, Inc.
7.05%, 12/01/2027	180,000	186,300
7.58%, 09/15/2025, MTN	1,020,000	1,109,250
7.69%, 06/15/2025	340,000	373,150
7.75%, 07/15/2036, MTN	125,000	133,750
Hewlett Packard Enterprise Co.
4.90%, 10/15/2025	1,580,000	1,645,316
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
5.88%, 02/01/2022	595,000	595,744
IFM US Colonial Pipeline 2 LLC
6.45%, 05/01/2021 (B)	2,300,000	2,497,340
International Lease Finance Corp.
4.63%, 04/15/2021	2,395,000	2,510,631
INVISTA Finance LLC
4.25%, 10/15/2019 (B)	3,725,000	3,744,526
Jabil Circuit, Inc.
4.70%, 09/15/2022	1,090,000	1,128,150

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Jefferies Group LLC
6.25%, 01/15/2036	$ 1,635,000	$ 1,672,940
Keysight Technologies, Inc.
4.55%, 10/30/2024	1,085,000	1,091,412
Kinder Morgan, Inc.
4.30%, 06/01/2025 (F)	1,630,000	1,673,684
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.88%, 08/01/2021 (B)	695,000	689,788
LafargeHolcim Finance US LLC
3.50%, 09/22/2026 (B)	200,000	193,400
Level 3 Financing, Inc.
5.38%, 08/15/2022	65,000	67,113
Mackinaw Power LLC
6.30%, 10/31/2023 (B) (E)	687,800	728,998
Masco Corp.
6.50%, 08/15/2032	895,000	1,028,979
7.75%, 08/01/2029	415,000	530,242
Morgan Stanley
4.35%, 09/08/2026, MTN	3,175,000	3,221,507
8.00%, 05/09/2017, MTN	AUD 1,405,000	1,080,164
New York Life Global Funding
1.50%, 10/24/2019 (B)	$ 2,220,000	2,195,786
Newfield Exploration Co.
5.38%, 01/01/2026	605,000	626,175
5.63%, 07/01/2024	525,000	552,563
Nuance Communications, Inc.
1.00%, 12/15/2035	525,000	487,922
Oasis Petroleum, Inc.
6.88%, 03/15/2022	265,000	271,625
Old Republic International Corp.
3.88%, 08/26/2026	855,000	826,737
4.88%, 10/01/2024	800,000	834,759
Owens Corning
4.20%, 12/01/2024	1,290,000	1,319,209
7.00%, 12/01/2036	705,000	853,608
PepsiCo, Inc.
1.35%, 10/04/2019	2,215,000	2,198,961
QEP Resources, Inc.
5.25%, 05/01/2023	228,000	226,860
Quicken Loans, Inc.
5.75%, 05/01/2025 (B)	1,125,000	1,082,812
Retail Opportunity Investments Partnership, LP
4.00%, 12/15/2024	1,980,000	1,889,536
Rialto Holdings LLC / Rialto Corp.
7.00%, 12/01/2018 (B)	880,000	897,600
Rice Energy, Inc.
6.25%, 05/01/2022	430,000	446,125
Sabine Pass Liquefaction LLC
5.88%, 06/30/2026 (B)	515,000	571,006
Santander Holdings USA, Inc.
4.50%, 07/17/2025	2,178,000	2,206,930
SM Energy Co.
5.00%, 01/15/2024 (F)	450,000	428,625
5.63%, 06/01/2025 (F)	205,000	199,875
Smithfield Foods, Inc.
4.25%, 02/01/2027 (B) (G)	340,000	343,856
Solvay Finance America LLC
4.45%, 12/03/2025 (B)	400,000	414,635
Southwestern Energy Co.
4.10%, 03/15/2022 (F)	625,000	579,688
Spirit AeroSystems, Inc.
3.85%, 06/15/2026	155,000	153,180
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
6.38%, 08/01/2022	760,000	785,840

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2017 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Tenet Healthcare Corp.
7.50%, 01/01/2022 (B) (F)	$ 145,000	$ 155,513
Tesoro Corp.
4.75%, 12/15/2023 (B)	440,000	452,100
5.13%, 12/15/2026 (B)	545,000	568,163
Tesoro Logistics, LP / Tesoro Logistics Finance Corp.
5.25%, 01/15/2025	110,000	114,675
Time Warner Cable LLC
4.50%, 09/15/2042	590,000	530,055
5.50%, 09/01/2041	1,080,000	1,096,980
UAL Pass-Through Trust
6.64%, 01/02/2024	1,936,097	2,059,136
Universal Health Services, Inc.
4.75%, 08/01/2022 (B)	440,000	442,750
5.00%, 06/01/2026 (B)	1,765,000	1,756,175
Viacom, Inc.
4.38%, 03/15/2043	385,000	315,383
5.85%, 09/01/2043	285,000	284,748
Westlake Chemical Corp.
3.60%, 08/15/2026 (B)	1,455,000	1,412,662
Weyerhaeuser Co.
6.88%, 12/15/2033	1,330,000	1,625,167
Whiting Petroleum Corp.
5.75%, 03/15/2021 (F)	610,000	616,100
Williams Partners, LP / ACMP Finance Corp.
4.88%, 03/15/2024	1,690,000	1,747,269

		100,626,515

Total Corporate Debt Securities (Cost $140,779,233)		135,290,772

FOREIGN GOVERNMENT OBLIGATIONS - 7.8%
Argentina - 0.7%
Argentina Republic Government International Bond
5.63%, 01/26/2022 (B)	375,000	375,750
Provincia de Buenos Aires
5.75%, 06/15/2019 (B)	1,075,000	1,116,603

		1,492,353

Canada - 2.2%
Province of Ontario
2.00%, 01/30/2019	4,945,000	4,976,371

Mexico - 1.6%
Mexico Bonos
5.75%, 03/05/2026	MXN 16,033,100	684,175
Series M,
6.50%, 06/10/2021	61,000,000	2,860,387

		3,544,562

Norway - 1.0%
Norway Government Bond
4.50%, 05/22/2019 (I)	NOK 17,070,000	2,248,888

Supranational - 2.3%
European Bank for Reconstruction & Development
6.40%, 03/04/2019, MTN	INR 62,950,000	941,538

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Supranational (continued)
International Bank for Reconstruction & Development
4.50%, 08/03/2017	COP 7,020,000,000	$ 2,367,202
International Finance Corp.
7.80%, 06/03/2019, MTN	INR 109,890,000	1,686,877

		4,995,617

Total Foreign Government Obligations (Cost $19,275,065)		17,257,791

LOAN ASSIGNMENTS - 1.2%
United States - 1.2%
Chemours Co.
Term Loan B,
3.78% (A), 05/12/2022	$ 978,990	976,236
Chesapeake Energy Corp.
Term Loan,
8.50% (A), 08/23/2021	1,556,305	1,698,318

Total Loan Assignments (Cost $2,531,595)		2,674,554

MORTGAGE-BACKED SECURITIES - 7.3%
United States - 7.3%
Alternative Loan Trust
Series 2003-20CB, Class 2A1,
5.75%, 10/25/2033	564,971	581,544
Series 2003-22CB, Class 1A1,
5.75%, 12/25/2033	322,295	329,725
Series 2003-9T1, Class A7,
5.50%, 07/25/2033	550,630	545,078
Series 2004-16CB, Class 1A1,
5.50%, 07/25/2034	223,836	228,151
Series 2004-16CB, Class 3A1,
5.50%, 08/25/2034	266,182	273,492
Series 2004-J3, Class 1A1,
5.50%, 04/25/2034	470,402	477,589
Banc of America Funding Trust
Series 2005-7, Class 3A1,
5.75%, 11/25/2035	673,198	689,454
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1,
1.04% (A), 04/25/2035	427,391	354,058
Citigroup Mortgage Loan Trust
Series 2015-2, Class 1A1,
0.96% (A), 06/25/2047 (B)	1,427,389	1,242,842
COMM Mortgage Trust
Series 2016-SAVA, Class C,
3.77% (A), 10/15/2034 (B)	670,000	672,363
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-27, Class 4A4,
5.75%, 11/25/2033	118,037	123,281
GMACM Mortgage Loan Trust
Series 2005-AR4, Class 3A1,
3.58% (A), 07/19/2035	716,668	704,056
GS Mortgage Securities Trust
Series 2007-GG10, Class AM,
5.87% (A), 08/10/2045	1,180,000	1,178,725
GSR Mortgage Loan Trust
Series 2004-14, Class 5A1,
3.20% (A), 12/25/2034	728,441	723,748
Independent National Mortgage Corp. Index Mortgage Loan Trust
Series 2005-16IP, Class A1,
1.41% (A), 07/25/2045	194,552	163,791

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2017 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2010-C1, Class C,
6.16% (A), 06/15/2043 (B) (E)	$ 1,211,000	$ 1,166,870
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1,
3.23% (A), 02/25/2035	448,889	442,967
MASTR Alternative Loan Trust
Series 2003-9, Class 4A1,
5.25%, 11/25/2033	416,886	430,308
Series 2004-5, Class 2A1,
6.00%, 06/25/2034	469,175	485,547
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2004-20, Class 8A7,
5.75%, 11/25/2034	836,935	845,999
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class D,
4.89% (A), 05/10/2063 (B)	345,000	340,857
VOLT LI LLC
Series 2016-NP11, Class A1,
3.50% (A), 10/25/2046 (B)	658,595	655,306
WFRBS Commercial Mortgage Trust
Series 2011-C2, Class D,
5.60% (A), 02/15/2044 (B)	635,000	653,111
Series 2012-C7, Class E,
4.83% (A), 06/15/2045 (B)	840,000	798,430
Working Cap Solutions Funding LLC
Series 2016-1, Class TSTC,
7.71%, 08/27/2017 (E)	2,000,000	2,000,000

Total Mortgage-Backed Securities (Cost $15,936,216)		16,107,292

U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.1%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
4.07% (A), 10/25/2027	1,000,000	1,067,033
5.02% (A), 11/25/2023	1,350,000	1,443,930

Total U.S. Government Agency Obligations (Cost $2,309,108)		2,510,963

U.S. GOVERNMENT OBLIGATIONS - 4.1%
United States - 4.1%
U.S. Treasury Note
0.88%, 05/15/2017	4,400,000	4,403,437
1.00%, 05/31/2018	4,750,000	4,750,185

Total U.S. Government Obligations (Cost $9,162,236)		9,153,622

	Shares	Value
COMMON STOCKS - 2.0%
Brazil - 0.0% (J)
OGX Petroleo e Gas SA, ADR (C)	106,674	67,205

Colombia - 0.3%
Pacific Exploration and Production Corp. (C)	14,611	630,477

	Shares	Value
COMMON STOCKS (continued)
United States - 1.7%
Bristol-Myers Squibb Co.	16,527	$ 812,467
Whiting Petroleum Corp. (C)	270,591	3,000,854

		3,813,321

Total Common Stocks (Cost $5,528,580)		4,511,003

CONVERTIBLE PREFERRED STOCKS - 1.4%
Bermuda - 0.3%
Bunge, Ltd.
4.88%	5,983	598,300

Ireland - 0.3%
Allergan PLC
Series A, 5.50%	753	595,992

United States - 0.8%
Belden, Inc.
6.75%	4,000	428,240
Chesapeake Energy Corp.
5.75%	1,385	907,175
Wells Fargo & Co.
Series L, Class A, 7.50%	432	518,854

		1,854,269

Total Convertible Preferred Stocks (Cost $2,913,066)		3,048,561

SECURITIES LENDING COLLATERAL - 4.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.52% (K)	9,852,245	9,852,245

Total Securities Lending Collateral (Cost $9,852,245)		9,852,245

	Principal	Value
REPURCHASE AGREEMENT - 2.7%
State Street Bank & Trust Co. 0.03% (K), dated 01/31/2017, to be repurchased at $5,945,284 on 02/01/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2019, and with a value of $6,064,284.	$ 5,945,279	5,945,279

Total Repurchase Agreement (Cost $5,945,279)		5,945,279

Total Investments (Cost $240,018,831) (L)		232,415,602
Net Other Assets (Liabilities) - (5.0)%		(10,970,607)

Net Assets - 100.0%		$ 221,444,995

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2017 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Oil, Gas & Consumable Fuels	12.6%	$ 29,314,563
Asset-Backed Securities	8.7	20,216,425
Banks	7.5	17,469,162
Foreign Government Obligations	7.4	17,257,791
Mortgage-Backed Securities	6.9	16,107,292
U.S. Government Obligations	3.9	9,153,622
Media	3.1	7,292,126
Pharmaceuticals	2.7	6,286,965
Health Care Providers & Services	2.7	6,220,944
Consumer Finance	2.4	5,557,708
Diversified Financial Services	2.2	5,174,866
Insurance	2.1	4,952,974
Equity Real Estate Investment Trusts	2.0	4,631,139
Airlines	2.0	4,588,865
Trading Companies & Distributors	2.0	4,566,185
Capital Markets	1.9	4,301,671
Food & Staples Retailing	1.8	4,290,676
Technology Hardware, Storage & Peripherals	1.7	3,907,248
Textiles, Apparel & Luxury Goods	1.6	3,744,526
Building Products	1.6	3,732,038
Electronic Equipment, Instruments & Components	1.6	3,731,009
Diversified Telecommunication Services	1.5	3,398,585
Food Products	1.4	3,150,674
Chemicals	1.2	2,803,533
Real Estate Management & Development	1.1	2,542,875
U.S. Government Agency Obligations	1.1	2,510,963
Aerospace & Defense	1.1	2,502,029
Communications Equipment	1.0	2,367,635
Beverages	0.9	2,198,961
Electric Utilities	0.9	2,106,118
Metals & Mining	0.9	2,074,907
Wireless Telecommunication Services	0.9	1,971,911
Biotechnology	0.8	1,858,895
Construction Materials	0.6	1,371,325
Energy Equipment & Services	0.4	808,062
Independent Power & Renewable Electricity Producers	0.2	544,040
Software	0.2	487,922
Semiconductors & Semiconductor Equipment	0.2	356,500
Industrial Conglomerates	0.1	327,600
Commercial Services & Supplies	0.1	294,375
Health Care Technology	0.1	241,734
Automobiles	0.1	201,639

Investments, at Value	93.2	216,618,078
Short-Term Investments	6.8	15,797,524

Total Investments	100.0%	$ 232,415,602

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2017 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$20,216,425	$—	$20,216,425
Convertible Bonds	—	5,847,095	—	5,847,095
Corporate Debt Securities	—	135,290,772	—	135,290,772
Foreign Government Obligations	—	17,257,791	—	17,257,791
Loan Assignments	—	2,674,554	—	2,674,554
Mortgage-Backed Securities	—	16,107,292	—	16,107,292
U.S. Government Agency Obligations	—	2,510,963	—	2,510,963
U.S. Government Obligations	—	9,153,622	—	9,153,622
Common Stocks	4,511,003	—	—	4,511,003
Convertible Preferred Stocks	3,048,561	—	—	3,048,561
Securities Lending Collateral	9,852,245	—	—	9,852,245
Repurchase Agreement	—	5,945,279	—	5,945,279

Total Investments	$17,411,809	$215,003,793	$—	$232,415,602

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of January 31, 2017.
(B)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the total value of 144A securities is $77,391,163, representing 34.9% of the Fund’s net assets.

(C)	Non-income producing securities.
(D)	Securities in default.
(E)	Illiquid securities. At January 31, 2017, total value of illiquid securities is $5,223,322, representing 2.4% of the Fund’s net assets.
(F)

All or a portion of the securities are on loan. The total value of all securities on loan is $9,655,933. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(G)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after January 31, 2017.
(H)	Perpetual maturity. The date displayed is the next call date.
(I)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2017, the value of the Regulation S security is $2,248,888, representing 1.0% of the Fund’s net assets.

(J)	Percentage rounds to less than 0.1% or (0.1)%.
(K)	Rates disclosed reflect the yields at January 31, 2017.
(L)

Aggregate cost for federal income tax purposes is $240,018,831. Aggregate gross unrealized appreciation and depreciation for all securities is $7,994,975 and $15,598,204, respectively. Net unrealized depreciation for tax purposes is $7,603,229.

(M)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

ARS	Argentine Peso
AUD	Australian Dollar
COP	Columbian Peso
INR	Indian Rupee
MXN	Mexican Peso
NOK	Norwegian Krone

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2017 Form N-Q

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS

At January 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 98.4%
Aerospace & Defense - 2.4%
United Technologies Corp.	143,368	$ 15,723,169

Automobiles - 6.2%
Tesla Motors, Inc. (A) (B)	160,064	40,324,924

Biotechnology - 0.6%
Alnylam Pharmaceuticals, Inc. (A) (B)	34,931	1,396,891
AquaBounty Technologies, Inc. (A)	1	14
Intrexon Corp. (A) (B)	84,806	1,794,495
Juno Therapeutics, Inc. (A) (B)	43,218	922,272

		4,113,672

Capital Markets - 4.7%
S&P Global, Inc.	258,074	31,015,333

Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc., Class B (A)	57,238	9,395,045

Health Care Equipment & Supplies - 6.3%
DexCom, Inc. (A)	112,158	8,877,305
Intuitive Surgical, Inc. (A)	46,904	32,489,932

		41,367,237

Health Care Technology - 3.6%
athenahealth, Inc. (A) (B)	188,979	23,809,464

Hotels, Restaurants & Leisure - 2.6%
Chipotle Mexican Grill, Inc., Class A (A) (B)	16,065	6,770,434
Starbucks Corp.	178,834	9,875,213

		16,645,647

Internet & Direct Marketing Retail - 14.2%
Amazon.com, Inc. (A)	76,052	62,627,301
Netflix, Inc. (A)	51,359	7,226,725
Priceline Group, Inc. (A)	14,605	23,004,774

		92,858,800

Internet Software & Services - 20.9%
Alibaba Group Holding, Ltd., ADR (A)	102,516	10,385,896
Alphabet, Inc., Class C (A)	53,124	42,328,672
Facebook, Inc., Class A (A)	450,235	58,674,625
Tencent Holdings, Ltd.	367,400	9,605,805
Twitter, Inc. (A)	877,284	15,457,744

		136,452,742

IT Services - 7.9%
MasterCard, Inc., Class A	297,450	31,627,859
Visa, Inc., Class A	240,799	19,916,485

		51,544,344

Life Sciences Tools & Services - 6.0%
Illumina, Inc. (A)	244,192	39,095,139

Semiconductors & Semiconductor Equipment - 3.8%
NVIDIA Corp.	225,760	24,648,477

Software - 15.4%
Activision Blizzard, Inc.	165,197	6,642,571
Mobileye NV (A) (B)	87,256	3,748,518
salesforce.com, Inc. (A)	408,726	32,330,227
ServiceNow, Inc. (A)	120,279	10,899,683

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Splunk, Inc. (A)	164,693	$ 9,529,137
Workday, Inc., Class A (A) (B)	451,199	37,490,125

		100,640,261

Textiles, Apparel & Luxury Goods - 2.4%
Michael Kors Holdings, Ltd. (A)	262,624	11,242,933
Under Armour, Inc., Class A (A) (B)	203,289	4,368,681

		15,611,614

Total Common Stocks (Cost $395,709,483)		643,245,868

	Number of Contracts	Value
OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED - 0.0% (C) (D)
Call - USD vs. CNY (E) (F)
Exercise Price CNY 8
Expiration Date 05/23/2017, RBS	79,746,176	3,987

Total Over-the-Counter Foreign Exchange Options Purchased (Cost $326,321)		3,987

	Shares	Value
SECURITIES LENDING COLLATERAL - 10.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.52% (G)	68,355,338	68,355,338

Total Securities Lending Collateral (Cost $68,355,338)		68,355,338

	Principal	Value
REPURCHASE AGREEMENT - 1.5%
State Street Bank & Trust Co. 0.03% (G), dated 01/31/2017, to be repurchased at $10,126,314 on 02/01/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2019, and with a value of $10,329,216.	$ 10,126,305	10,126,305

Total Repurchase Agreement (Cost $10,126,305)		10,126,305

Total Investments (Cost $474,517,447) (H)		721,731,498
Net Other Assets (Liabilities) - (10.4)%		(68,260,181)

Net Assets - 100.0%		$ 653,471,317

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2017 Form N-Q

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$633,640,063	$9,605,805	$—	$643,245,868
Over-the-Counter Foreign Exchange Options Purchased	—	3,987	—	3,987
Securities Lending Collateral	68,355,338	—	—	68,355,338
Repurchase Agreement	—	10,126,305	—	10,126,305

Total Investments	$701,995,401	$19,736,097	$—	$721,731,498

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $66,828,370. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Cash in the amount of $260,000 has been segregated by the broker as collateral for open over-the-counter options contracts.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Illiquid derivative. At January 31, 2017, value of the illiquid derivative is $3,987, representing less than 0.1% of the Fund’s net assets.
(F)	Restricted derivative. At January 31, 2017, the restricted derivative held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Over-the-Counter Foreign Exchange Options Purchased	Call - USD vs. CNY Exercise Price CNY 8 Expiration Date 05/23/2017, RBS	11/22/2016	$326,321	$3,987	0.0	%(D)

(G)	Rates disclosed reflect the yields at January 31, 2017.
(H)

Aggregate cost for federal income tax purposes is $474,517,447. Aggregate gross unrealized appreciation and depreciation for all securities is $278,835,542 and $31,621,491, respectively. Net unrealized appreciation for tax purposes is $247,214,051.

(I)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

CNY	Chinese Yuan Renminbi
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

RBS	Royal Bank of Scotland PLC

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2017 Form N-Q

Transamerica Concentrated Growth

SCHEDULE OF INVESTMENTS

At January 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Aerospace & Defense - 3.3%
United Technologies Corp.	75,603	$ 8,291,381

Biotechnology - 9.1%
BioMarin Pharmaceutical, Inc. (A)	103,246	9,047,447
Gilead Sciences, Inc.	69,081	5,004,919
Incyte Corp. (A)	69,048	8,369,308

		22,421,674

Capital Markets - 7.7%
BlackRock, Inc., Class A	21,526	8,050,293
Charles Schwab Corp.	267,516	11,032,360

		19,082,653

Chemicals - 2.9%
Albemarle Corp.	78,231	7,247,320

Distributors - 3.7%
LKQ Corp. (A)	288,228	9,197,355

Electrical Equipment - 2.1%
Acuity Brands, Inc.	24,857	5,151,116

Electronic Equipment, Instruments & Components - 3.1%
Amphenol Corp., Class A	113,054	7,630,014

Equity Real Estate Investment Trusts - 3.3%
American Tower Corp., Class A	80,097	8,290,040

Health Care Equipment & Supplies - 7.0%
Cooper Cos., Inc.	44,097	8,140,747
Danaher Corp.	110,821	9,300,098

		17,440,845

Health Care Technology - 3.2%
Cerner Corp. (A)	148,815	7,992,854

Household Products - 3.3%
Colgate-Palmolive Co.	125,245	8,088,322

Internet Software & Services - 11.9%
Akamai Technologies, Inc. (A)	98,292	6,741,848
Alphabet, Inc., Class A (A)	14,947	12,259,380
Facebook, Inc., Class A (A)	80,065	10,434,071

		29,435,299

IT Services - 12.0%
Accenture PLC, Class A	85,686	9,757,065
Fiserv, Inc. (A)	93,516	10,046,424
Visa, Inc., Class A	119,651	9,896,334

		29,699,823

Oil, Gas & Consumable Fuels - 6.2%
Enbridge, Inc.	175,383	7,471,316
EOG Resources, Inc.	77,267	7,848,782

		15,320,098

Pharmaceuticals - 3.6%
Roche Holding AG, ADR (B)	298,116	8,931,555

Professional Services - 3.0%
Verisk Analytics, Inc., Class A (A)	91,353	7,549,412

	Shares	Value
COMMON STOCKS (continued)
Software - 3.2%
Adobe Systems, Inc. (A)	69,377	$ 7,865,964

Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	85,403	10,363,654

Textiles, Apparel & Luxury Goods - 5.3%
Hanesbrands, Inc.	300,481	7,124,405
NIKE, Inc., Class B	113,696	6,014,518

		13,138,923

Total Common Stocks (Cost $213,288,494)		243,138,302

SECURITIES LENDING COLLATERAL - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.52% (C)	1,678,950	1,678,950

Total Securities Lending Collateral (Cost $1,678,950)		1,678,950

	Principal	Value
REPURCHASE AGREEMENT - 1.9%
State Street Bank & Trust Co. 0.03% (C), dated 01/31/2017, to be repurchased at $4,751,714 on 02/01/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2019, and with a value of $4,847,230.	$ 4,751,710	4,751,710

Total Repurchase Agreement (Cost $4,751,710)		4,751,710

Total Investments (Cost $219,719,154) (D)		249,568,962
Net Other Assets (Liabilities) - (0.7)%		(1,824,549)

Net Assets - 100.0%		$ 247,744,413

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2017 Form N-Q

Transamerica Concentrated Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$243,138,302	$—	$—	$243,138,302
Securities Lending Collateral	1,678,950	—	—	1,678,950
Repurchase Agreement	—	4,751,710	—	4,751,710

Total Investments	$244,817,252	$4,751,710	$—	$249,568,962

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the security is on loan. The value of the security on loan is $1,635,816. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rates disclosed reflect the yields at January 31, 2017.
(D)

Aggregate cost for federal income tax purposes is $219,719,154. Aggregate gross unrealized appreciation and depreciation for all securities is $36,111,818 and $6,262,010, respectively. Net unrealized appreciation for tax purposes is $29,849,808.

(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2017 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS

At January 31, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 13.5%
ABFC Trust
Series 2005-AQ1, Class A4,
4.84% (A), 06/25/2035	$ 325,701	$ 332,102
Academic Loan Funding Trust
Series 2012-1A, Class A1,
1.57% (A), 12/27/2022 (B)	171,732	170,877
Series 2013-1A, Class A,
1.57% (A), 12/26/2044 (B)	697,411	692,416
Ally Auto Receivables Trust
Series 2015-SN1, Class A3,
1.21%, 12/20/2017	25,942	25,936
Series 2016-1, Class A3,
1.47%, 04/15/2020	1,602,000	1,603,041
Ally Master Owner Trust
Series 2014-4, Class A2,
1.43%, 06/17/2019	1,000,000	1,000,052
Series 2015-3, Class A,
1.63%, 05/15/2020	1,000,000	1,000,493
American Credit Acceptance Receivables Trust
Series 2015-2, Class A,
1.57%, 06/12/2019 (B)	64,503	64,509
Series 2016-2, Class C,
6.09%, 05/12/2022 (B)	800,000	830,250
Series 2016-3, Class A,
1.70%, 11/12/2020 (B)	605,041	603,825
Series 2016-3, Class C,
4.26%, 08/12/2022 (B)	722,000	721,634
Series 2016-4, Class C,
2.91%, 02/13/2023 (B)	530,000	530,135
American Homes 4 Rent Trust
Series 2014-SFR2, Class A,
3.79%, 10/17/2036 (B)	2,126,142	2,193,406
Series 2014-SFR2, Class E,
6.23%, 10/17/2036 (B)	200,000	212,299
Series 2014-SFR3, Class D,
5.04%, 12/17/2036 (B)	270,000	282,783
Series 2014-SFR3, Class E,
6.42%, 12/17/2036 (B)	725,000	778,502
Series 2015-SFR1, Class A,
3.47%, 04/17/2052 (B)	968,216	978,708
Series 2015-SFR1, Class D,
4.41%, 04/17/2052 (B)	1,800,000	1,825,942
Series 2015-SFR1, Class E,
5.64%, 04/17/2052 (B)	825,000	841,556
Series 2015-SFR2, Class E,
6.07%, 10/17/2045 (B)	1,155,000	1,211,335
American Tower Trust #1
Series 2013-2A, Class 2A,
3.07%, 03/15/2048 (B)	400,000	397,854
AmeriCredit Automobile Receivables Trust
Series 2014-1, Class A3,
0.90%, 02/08/2019	60,534	60,527
Series 2014-2, Class A3,
0.94%, 02/08/2019	116,817	116,765
Series 2015-1, Class A3,
1.26%, 11/08/2019	1,153,306	1,152,687
Series 2015-2, Class A3,
1.27%, 01/08/2020	541,403	541,209
Series 2015-4, Class A3,
1.70%, 07/08/2020	1,500,000	1,502,835
Series 2016-1, Class A3,
1.81%, 10/08/2020	402,000	403,219

	Principal	Value
ASSET-BACKED SECURITIES (continued)
AmeriCredit Automobile Receivables Trust (continued)
Series 2016-2, Class A2A,
1.42%, 10/08/2019	$ 1,210,136	$ 1,210,493
Series 2016-2, Class A3,
1.60%, 11/09/2020	342,000	341,275
Series 2016-4, Class B,
1.83%, 12/08/2021	700,000	693,245
Anchor Assets IX LLC
Series 2016-1, Class A,
5.13%, 02/15/2020 (B) (C)	3,000,000	3,000,000
ARLP Securitization Trust
Series 2015-1, Class A1,
3.97% (A), 05/25/2055 (B)	879,260	884,756
AXIS Equipment Finance Receivables III LLC
Series 2015-1A, Class A2,
1.90%, 03/20/2020 (B)	230,837	230,928
B2R Mortgage Trust
Series 2015-1, Class A1,
2.52%, 05/15/2048 (B)	295,838	293,088
Series 2015-2, Class A,
3.34%, 11/15/2048 (B)	1,404,351	1,417,144
Series 2016-1, Class A,
2.57%, 06/15/2049 (B)	1,488,075	1,463,798
Banc of America Funding Corp.
Series 2012-R6, Class 1A1,
3.00%, 10/26/2039 (B) (C)	148,253	146,052
BCC Funding Corp. X
Series 2015-1, Class A2,
2.22%, 10/20/2020 (B)	742,064	741,021
BCC Funding XIII LLC
Series 2016-1, Class A2,
2.20%, 12/20/2021 (B)	921,000	916,473
Blue Elephant Loan Trust
Series 2015-1, Class A,
3.12%, 12/15/2022 (B)	60,242	60,224
BXG Receivables Note Trust
Series 2012-A, Class A,
2.66%, 12/02/2027 (B)	316,491	313,591
Cabela’s Credit Card Master Note Trust
Series 2015-2, Class A1,
2.25%, 07/17/2023	185,000	186,195
California Republic Auto Receivables Trust
Series 2015-1, Class A3,
1.33%, 04/15/2019	460,967	461,144
Series 2015-1, Class A4,
1.82%, 09/15/2020	1,155,000	1,158,261
Series 2015-2, Class A3,
1.31%, 08/15/2019	414,068	413,826
Camillo Trust
Series 2016-SFR1,
5.00%, 12/05/2023 (C)	1,947,928	1,947,928
Capital Auto Receivables Asset Trust
Series 2014-2, Class A3,
1.26%, 05/21/2018	19,247	19,247
Series 2015-4, Class A2,
1.62%, 03/20/2019	530,000	530,779
Series 2016-2, Class A2A,
1.32%, 01/22/2019	533,454	533,345
CarFinance Capital Auto Trust
Series 2015-1A, Class A,
1.75%, 06/15/2021 (B)	137,410	137,440
Carlyle Global Market Strategies Commodities Funding, Ltd.
Series 2014-1A, Class A,
2.92% (A), 10/15/2021 (B) (C) (D) (E)	349,180	227,700
CarMax Auto Owner Trust
Series 2013-4, Class A3,
0.80%, 07/16/2018	9,524	9,521

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2017 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
CarMax Auto Owner Trust (continued)
Series 2016-2, Class A3,
1.52%, 02/16/2021	$ 543,000	$ 541,157
CarNow Auto Receivables Trust
Series 2015-1A, Class A,
1.69%, 01/15/2020 (B)	11,655	11,655
Series 2016-1A, Class A,
2.26%, 05/15/2019 (B)	1,340,896	1,338,417
Series 2016-1A, Class B,
3.49%, 02/15/2021 (B)	810,000	807,539
Chase Funding Trust
Series 2003-2, Class 2A2,
1.32% (A), 02/25/2033	419,129	360,151
Series 2003-6, Class 1A5,
5.14% (A), 11/25/2034	335,202	347,067
Chrysler Capital Auto Receivables Trust
Series 2014-BA, Class A3,
1.27%, 05/15/2019 (B)	66,954	66,966
Series 2016-AA, Class A2,
1.47%, 04/15/2019 (B)	570,213	570,734
Series 2016-AA, Class A3,
1.77%, 10/15/2020 (B)	1,530,000	1,531,944
Citi Held For Asset Issuance
Series 2016-MF1, Class A,
4.48%, 08/15/2022 (B)	660,802	668,009
Series 2016-MF1, Class B,
6.64%, 08/15/2022 (B)	1,500,000	1,552,687
Series 2016-PM1, Class A,
4.65%, 04/15/2025 (B)	600,013	608,949
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP1, Class A,
3.95% (A), 04/25/2032 (B)	8,018	7,952
Colony American Finance, Ltd.
Series 2016-2, Class A,
2.55%, 11/15/2048 (B)	702,753	685,993
Consumer Credit Origination Loan Trust
Series 2015-1, Class A,
2.82%, 03/15/2021 (B)	17,139	17,145
COOF Securitization Trust, Ltd., Interest Only STRIPS
Series 2014-1, Class A,
0.00% (A), 06/25/2040 (B)	704,760	79,539
CPS Auto Receivables Trust
Series 2014-A, Class A,
1.21%, 08/15/2018 (B)	4,400	4,400
Series 2014-D, Class A,
1.49%, 04/15/2019 (B)	187,427	187,452
Series 2014-D, Class C,
4.35%, 11/16/2020 (B)	125,000	126,680
Series 2015-A, Class A,
1.53%, 07/15/2019 (B)	160,032	160,083
Series 2015-A, Class C,
4.00%, 02/16/2021 (B)	100,000	100,588
Series 2015-B, Class A,
1.65%, 11/15/2019 (B)	513,868	514,132
Series 2015-C, Class D,
4.63%, 08/16/2021 (B)	482,000	486,179
Series 2016-A, Class A,
2.25%, 10/15/2019 (B)	631,772	634,042
Series 2016-A, Class B,
3.34%, 05/15/2020 (B)	1,689,877	1,713,540
Series 2016-B, Class A,
2.07%, 11/15/2019 (B)	396,548	397,738
Series 2016-B, Class B,
3.18%, 09/15/2020 (B)	491,000	496,830
Series 2016-C, Class C,
3.27%, 06/15/2022 (B)	840,000	841,401

	Principal	Value
ASSET-BACKED SECURITIES (continued)
CPS Auto Trust
Series 2012-C, Class A,
1.82%, 12/16/2019 (B)	$ 115,324	$ 115,326
Credit Acceptance Auto Loan Trust
Series 2014-1A, Class A,
1.55%, 10/15/2021 (B)	105,099	105,108
Series 2014-2A, Class A,
1.88%, 03/15/2022 (B)	1,466,829	1,468,230
Series 2015-2A, Class A,
2.40%, 02/15/2023 (B)	1,259,000	1,266,850
Drive Auto Receivables Trust
Series 2015-AA, Class D,
4.12%, 07/15/2022 (B)	294,000	299,741
Series 2015-BA, Class B,
2.12%, 06/17/2019 (B)	150,251	150,359
Series 2015-BA, Class D,
3.84%, 07/15/2021 (B)	640,000	649,235
Series 2015-DA, Class D,
4.59%, 01/17/2023 (B)	396,000	407,027
Series 2016-AA, Class B,
3.17%, 05/15/2020 (B)	1,328,000	1,338,802
Series 2016-AA, Class C,
3.91%, 05/17/2021 (B)	1,651,000	1,685,490
Series 2016-BA, Class B,
2.56%, 06/15/2020 (B)	445,000	447,704
Series 2016-CA, Class D,
4.18%, 03/15/2024 (B)	1,126,000	1,127,033
Series 2017-AA, Class B,
2.51%, 01/15/2021 (B)	305,000	304,957
Series 2017-AA, Class C,
2.98%, 01/18/2022 (B)	485,000	484,895
Series 2017-AA, Class D,
4.16%, 05/15/2024 (B)	648,000	647,921
DT Auto Owner Trust
Series 2016-1A, Class A,
2.00%, 09/16/2019 (B)	448,612	448,993
Series 2016-1A, Class B,
2.79%, 05/15/2020 (B)	1,610,000	1,618,467
Series 2016-2A, Class A,
1.73%, 08/15/2019 (B)	521,408	521,705
Series 2016-2A, Class C,
3.67%, 01/18/2022 (B)	174,000	175,556
Series 2016-3A, Class A,
1.75%, 11/15/2019 (B)	1,153,434	1,154,503
Series 2016-3A, Class B,
2.65%, 07/15/2020 (B)	1,100,000	1,104,701
Series 2016-4A, Class B,
2.02%, 08/17/2020 (B)	335,000	333,656
Series 2016-4A, Class D,
3.77%, 10/17/2022 (B)	578,700	569,271
Engs Commercial Finance Trust
Series 2016-1A, Class A2,
2.63%, 02/22/2022 (B)	421,000	419,445
Exeter Automobile Receivables Trust
Series 2014-2A, Class C,
3.26%, 12/16/2019 (B)	120,000	121,022
Series 2015-1A, Class A,
1.60%, 06/17/2019 (B)	126,958	126,949
Series 2015-2A, Class A,
1.54%, 11/15/2019 (B)	172,818	172,782
Series 2015-2A, Class C,
3.90%, 03/15/2021 (B)	225,000	229,305
Series 2016-1A, Class A,
2.35%, 07/15/2020 (B)	440,872	442,418
Series 2016-1A, Class C,
5.52%, 10/15/2021 (B)	890,000	929,836

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2017 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Exeter Automobile Receivables Trust (continued)
Series 2016-2A, Class A,
2.21%, 07/15/2020 (B)	$ 807,041	$ 809,196
Series 2016-2A, Class B,
3.64%, 02/15/2022 (B)	600,000	609,305
Series 2016-3A, Class A,
1.84%, 11/16/2020 (B)	1,895,306	1,894,074
Series 2016-3A, Class B,
2.84%, 08/16/2021 (B)	426,000	424,842
Series 2017-1A, Class C,
3.95%, 12/15/2022 (F)	315,000	314,996
First Investors Auto Owner Trust
Series 2013-3A, Class A3,
1.44%, 10/15/2019 (B)	24,989	24,986
Series 2014-3A, Class A3,
1.67%, 11/16/2020 (B)	222,176	222,197
Series 2015-1A, Class A2,
1.21%, 04/15/2019 (B)	28,297	28,296
Series 2015-2A, Class A1,
1.59%, 12/16/2019 (B)	179,208	179,136
Series 2016-1A, Class A1,
1.92%, 05/15/2020 (B)	711,648	712,843
Series 2016-2A, Class A1,
1.53%, 11/16/2020 (B)	589,128	588,176
FirstKey Lending Trust
Series 2015-SFR1, Class A,
2.55%, 03/09/2047 (B)	1,752,530	1,745,648
Series 2015-SFR1, Class B,
3.42%, 03/09/2047 (B)	385,000	384,199
Flagship Credit Auto Trust
Series 2014-1, Class A,
1.21%, 04/15/2019 (B)	32,046	32,037
Series 2014-1, Class B,
2.55%, 02/18/2020 (B)	95,000	95,118
Series 2015-1, Class A,
1.63%, 06/15/2020 (B)	216,417	216,439
Series 2015-3, Class A,
2.38%, 10/15/2020 (B)	784,124	786,742
Series 2015-3, Class B,
3.68%, 03/15/2022 (B)	252,000	256,176
Series 2015-3, Class C,
4.65%, 03/15/2022 (B)	189,000	192,923
Series 2016-1, Class A,
2.77%, 12/15/2020 (B)	587,777	592,692
Series 2016-1, Class C,
6.22%, 06/15/2022 (B)	1,050,000	1,125,596
Series 2016-2, Class A1,
2.28%, 05/15/2020 (B)	427,123	428,356
Series 2016-4, Class C,
2.71%, 11/15/2022 (B)	747,000	736,986
Ford Credit Auto Owner Trust
Series 2015-A, Class A3,
1.28%, 09/15/2019	158,536	158,535
Series 2016-B, Class A3,
1.33%, 10/15/2020	583,000	580,292
GCAT
Series 2015-2, Class A1,
3.75% (A), 07/25/2020 (B)	524,714	525,408
GLC II Trust
Series 2014-A, Class A,
4.00%, 12/18/2020 (B)	17,276	17,017
GLC Trust
Series 2014-A, Class A,
3.00%, 07/15/2021 (B)	102,373	100,940
GLS Auto Receivables Trust
Series 2015-1A, Class A,
2.25%, 12/15/2020 (B)	457,328	457,290
Series 2016-1A, Class A,
2.73%, 10/15/2020 (B)	729,684	729,207

	Principal	Value
ASSET-BACKED SECURITIES (continued)
GLS Auto Receivables Trust (continued)
Series 2016-1A, Class B,
4.39%, 01/15/2021 (B)	$ 360,000	$ 359,165
Series 2016-1A, Class C,
6.90%, 10/15/2021 (B)	700,000	721,808
GM Financial Automobile Leasing Trust
Series 2015-1, Class A2,
1.10%, 12/20/2017	5,029	5,029
Series 2015-1, Class A3,
1.53%, 09/20/2018	128,000	128,160
GMAT Trust
Series 2013-1A, Class A,
6.97% (A), 11/25/2043 (B)	109,413	109,598
GO Financial Auto Securitization Trust
Series 2015-2, Class A,
3.27%, 11/15/2018 (B)	190,922	191,179
Series 2015-2, Class B,
4.80%, 08/17/2020 (B)	508,000	515,791
Gold Key Resorts LLC
Series 2014-A, Class A,
3.22%, 03/17/2031 (B)	235,810	234,539
Green Tree Agency Advance Funding Trust I
Series 2015-T2, Class DT2,
4.67%, 10/15/2048 (B)	884,000	881,445
Series 2016-T1, Class AT1,
2.38%, 10/15/2048 (B)	428,000	424,786
Series 2016-T1, Class BT1,
3.12%, 10/15/2048 (B)	580,000	575,691
HERO Funding Trust
Series 2016-3A, Class A1,
3.08%, 09/20/2042 (B)	619,488	610,580
Honda Auto Receivables Owner Trust
Series 2016-1, Class A3,
1.22%, 12/18/2019	1,036,000	1,032,629
HSBC Home Equity Loan Trust
Series 2007-1, Class AS,
0.94% (A), 03/20/2036	21,587	21,551
Series 2007-3, Class APT,
1.94% (A), 11/20/2036	22,201	22,169
Hyundai Auto Receivables Trust
Series 2015-B, Class A3,
1.12%, 11/15/2019	231,408	230,955
Series 2016-A, Class A3,
1.56%, 09/15/2020	368,000	367,633
Kabbage Funding Resecuritization Trust
Series 2014-1RT, Class A22,
3.51% (A), 03/08/2018 (B)	650,000	649,999
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
Series 2012-2, Class A,
0.85% (A), 08/25/2038 (B)	3,693,038	92,326
Series 2014-2, Class A,
2.77% (A), 04/25/2040 (B)	644,868	75,343
LendingClub Issuance Trust
Series 2016-NP1, Class A,
3.75%, 06/15/2022 (B)	439,781	440,621
Series 2016-NP2, Class A,
3.00%, 01/17/2023 (B)	461,541	461,360
Lendmark Funding Trust
Series 2016-A, Class A,
4.82%, 08/21/2023 (B)	1,370,000	1,397,817
LV Tower 52
Series 2013-1, Class A,
5.50%, 07/15/2019 (B) (C)	749,898	738,949

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2017 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Marlette Funding Trust
Series 2016-1A, Class A,
3.06%, 01/17/2023 (B)	$ 920,266	$ 923,127
Murray Hill Marketplace Trust
Series 2016-LC1, Class A,
4.19%, 11/25/2022 (B)	1,519,738	1,527,263
Nationstar HECM Loan Trust
Series 2015-2A, Class A,
2.88%, 11/25/2025 (B)	240,825	240,921
Series 2015-2A, Class M1,
4.11%, 11/25/2025 (B)	511,000	506,350
Series 2016-1A, Class M1,
4.36%, 02/25/2026 (B)	1,121,000	1,115,204
Series 2016-2A, Class A,
2.24%, 06/25/2026 (B)	338,971	340,772
Series 2016-3A, Class A,
2.01%, 08/25/2026 (B)	392,914	394,618
New Residential Advanced Receivables Trust
Series 2016-T2, Class AT2,
2.58%, 10/15/2049 (B)	930,000	918,886
Series 2016-T2, Class CT2,
3.51%, 10/15/2049 (B)	625,000	618,446
Nissan Auto Receivables Owner Trust
Series 2016-B, Class A3,
1.32%, 01/15/2021	476,000	473,468
NRPL Trust
Series 2015-1A, Class A1,
3.88% (A), 11/01/2054 (B)	697,494	692,239
Series 2015-2A, Class A1,
3.75% (A), 10/25/2057 (B)	775,731	762,436
Series 2015-2A, Class A2,
3.75% (A), 10/25/2057 (B)	500,000	486,160
NRZ Advance Receivables Trust
Series 2016-T1, Class AT1,
2.75%, 06/15/2049 (B)	846,000	838,024
Ocwen Master Advance Receivables Trust
Series 2015-T3, Class AT3,
3.21%, 11/15/2047 (B)	1,321,000	1,320,415
Series 2015-T3, Class BT3,
3.70%, 11/15/2047 (B)	295,000	295,000
Series 2015-T3, Class DT3,
4.69%, 11/15/2047 (B)	600,000	602,536
Series 2016-T1, Class AT1,
2.52%, 08/17/2048 (B)	1,855,000	1,846,021
Series 2016-T1, Class DT1,
4.25%, 08/17/2048 (B)	940,599	929,644
OnDeck Asset Securitization Trust II LLC
Series 2016-1A, Class A,
4.21%, 05/17/2020 (B)	837,000	836,190
Series 2016-1A, Class B,
7.63%, 05/17/2020 (B)	273,000	275,385
OneMain Direct Auto Receivables Trust
Series 2016-1A, Class A,
2.04%, 01/15/2021 (B)	765,523	767,645
OneMain Financial Issuance Trust
Series 2014-1A, Class A,
2.43%, 06/18/2024 (B)	385,931	386,040
Series 2014-1A, Class B,
3.24%, 06/18/2024 (B)	461,000	462,511
Series 2014-2A, Class A,
2.47%, 09/18/2024 (B)	939,507	940,380
Series 2015-1A, Class A,
3.19%, 03/18/2026 (B)	892,000	899,536
Series 2015-1A, Class B,
3.85%, 03/18/2026 (B)	500,000	502,900
Series 2015-2A, Class A,
2.57%, 07/18/2025 (B)	1,750,000	1,749,408

	Principal	Value
ASSET-BACKED SECURITIES (continued)
OneMain Financial Issuance Trust (continued)
Series 2015-2A, Class B,
3.10%, 07/18/2025 (B)	$ 372,000	$ 367,561
Series 2016-1A, Class A,
3.66%, 02/20/2029 (B)	960,000	974,874
Series 2016-2A, Class B,
5.94%, 03/20/2028 (B)	350,000	368,240
Oportun Funding II LLC
Series 2016-A, Class A,
4.70%, 03/08/2021 (B)	1,257,000	1,264,832
Series 2016-A, Class B,
6.41%, 03/08/2021 (B)	405,000	401,055
Oportun Funding III LLC
Series 2016-B, Class A,
3.69%, 07/08/2021 (B)	952,000	956,087
Series 2016-B, Class B,
5.16%, 07/08/2021 (B)	642,000	640,131
Oportun Funding IV LLC
Series 2016-C, Class B,
4.85%, 11/08/2021 (B)	472,769	469,185
PFS Tax Lien Trust
Series 2014-1,
1.44%, 05/15/2029 (B)	57,382	56,980
Prestige Auto Receivables Trust
Series 2014-1A, Class A3,
1.52%, 04/15/2020 (B)	224,489	224,555
Progreso Receivables Funding III LLC
Series 2015-A, Class A,
3.63%, 02/08/2020 (B)	883,000	885,759
Progreso Receivables Funding IV LLC
Series 2015-B, Class A,
3.00%, 07/28/2020 (B)	651,000	650,700
Progress Residential Trust
Series 2015-SFR2, Class A,
2.74%, 06/12/2032 (B)	2,744,964	2,733,430
Series 2015-SFR2, Class B,
3.14%, 06/12/2032 (B)	478,000	474,487
Series 2015-SFR3, Class A,
3.07%, 11/12/2032 (B)	2,497,524	2,509,358
Series 2015-SFR3, Class D,
4.67%, 11/12/2032 (B)	700,000	722,301
Series 2015-SFR3, Class E,
5.66%, 11/12/2032 (B)	275,000	281,936
Series 2016-SFR1, Class E,
4.62% (A), 09/17/2033 (B)	620,000	629,082
Purchasing Power Funding LLC
Series 2015-A, Class A2,
4.75%, 12/15/2019 (B)	1,450,000	1,450,000
Series 2016-A, Class NT
5.50% (A), 02/27/2019 (B) (C)	1,225,000	1,225,000
RAMP Trust
Series 2006-RZ1, Class A3,
1.07% (A), 03/25/2036	128,562	128,038
RBSHD Trust
Series 2013-1A, Class A,
7.69% (A), 10/25/2047 (B) (C)	233,144	233,140
Rice Park Financing Trust
Series 2016-A, Class A,
4.63% (A), 10/31/2041 (B) (C)	2,796,711	2,786,223
Santander Drive Auto Receivables Trust
Series 2015-3, Class A3,
1.49%, 06/17/2019	591,138	591,351
Series 2015-4, Class A3,
1.58%, 09/16/2019	958,576	959,498
Series 2015-5, Class A3,
1.58%, 09/16/2019	540,000	540,440
Series 2015-S1, Class R1,
1.93%, 09/17/2019 (B)	96,635	96,587

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2017 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust (continued)
Series 2015-S7, Class R1,
1.97%, 03/16/2021 (B)	$ 713	$ 712
Series 2016-2, Class A3,
1.56%, 05/15/2020	607,000	606,836
Saxon Asset Securities Trust
Series 2003-1, Class AF6,
4.80% (A), 06/25/2033	60,994	61,513
Selene Non-Performing Loans LLC
Series 2014-1A, Class A,
2.98% (A), 05/25/2054 (B)	46,719	46,615
Sierra Auto Receivables Securitization Trust
Series 2016-1A, Class A,
2.85%, 01/18/2022 (B)	252,141	253,862
Skopos Auto Receivables Trust
Series 2015-2A, Class A,
3.55%, 02/15/2020 (B)	78,310	78,482
SoFi Consumer Loan Program LLC
Series 2016-2A, Class A,
3.09%, 10/27/2025 (B)	697,115	697,360
SpringCastle America Funding LLC
Series 2016-AA, Class A,
3.05%, 04/25/2029 (B)	616,654	619,737
Springleaf Funding Trust
Series 2014-AA, Class A,
2.41%, 12/15/2022 (B)	481,256	481,932
Series 2014-AA, Class B,
3.45%, 12/15/2022 (B)	492,000	491,751
Series 2015-AA, Class A,
3.16%, 11/15/2024 (B)	1,153,000	1,163,617
SPS Servicer Advance Receivables Trust
Series 2015-T3, Class CT3,
3.91%, 07/15/2047 (B)	405,000	405,201
Series 2015-T3, Class DT3,
4.43%, 07/15/2047 (B)	463,000	463,202
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2002-AL1, Class A2,
3.45%, 02/25/2032	145,386	144,757
Series 2004-6XS, Class A5A,
6.03% (A), 03/25/2034	247,470	248,546
Series 2004-6XS, Class A5B,
6.05% (A), 03/25/2034	247,470	251,364
Toyota Auto Receivables Owner Trust
Series 2016-B, Class A3,
1.30%, 04/15/2020	435,000	433,682
Trafigura Securitisation Finance PLC
Series 2014-1A, Class A,
1.72% (A), 10/15/2018 (B) (C)	1,063,000	1,059,694
Tricon American Homes Trust
Series 2015-SFR1, Class A,
2.02% (A), 05/17/2032 (B)	412,382	412,001
Series 2016-SFR1, Class A,
2.59%, 11/17/2033 (B)	664,000	647,045
United Auto Credit Securitization Trust
Series 2015-1, Class C,
2.25%, 06/17/2019 (B)	126,761	126,790
US Residential Opportunity Fund III Trust
Series 2016-1III, Class A,
3.47% (A), 07/27/2036 (B)	687,638	684,708
Vericrest Opportunity Loan Trust
Series 2015-NPL3, Class A1,
3.38% (A), 10/25/2058 (B)	332,085	332,325
Verizon Owner Trust
Series 2016-1A, Class A,
1.42%, 01/20/2021 (B)	163,000	161,825

	Principal	Value
ASSET-BACKED SECURITIES (continued)
VOLT L LLC
Series 2016-NP10, Class A1,
3.50% (A), 09/25/2046 (B)	$ 2,369,917	$ 2,359,517
VOLT LIII LLC
Series 2016-NP13, Class A1,
3.88% (A), 12/26/2046 (B)	1,287,169	1,287,109
VOLT NPL X LLC
Series 2014-NPL8, Class A1,
3.38% (A), 10/26/2054 (B)	111,856	111,856
VOLT XIX LLC
Series 2014-NP11, Class A1,
3.88% (A), 04/25/2055 (B)	94,715	94,897
VOLT XL LLC
Series 2015-NP14, Class A1,
4.38% (A), 11/27/2045 (B)	445,043	447,814
VOLT XLV LLC
Series 2016-NPL5, Class A1,
4.00% (A), 05/25/2046 (B)	276,531	277,919
VOLT XLVI LLC
Series 2016-NPL6, Class A1,
3.84% (A), 06/25/2046 (B)	742,709	745,084
VOLT XLVII LLC
Series 2016-NPL7, Class A1,
3.75% (A), 06/25/2046 (B)	751,334	751,366
VOLT XLVIII LLC
Series 2016-NPL8, Class A1,
3.50% (A), 07/25/2046 (B)	1,291,852	1,288,618
VOLT XXII LLC
Series 2015-NPL4, Class A1,
3.50% (A), 02/25/2055 (B)	191,615	191,999
VOLT XXIV LLC
Series 2015-NPL6, Class A1,
3.50% (A), 02/25/2055 (B)	329,496	330,330
VOLT XXV LLC
Series 2015-NPL8, Class A1,
3.50% (A), 06/26/2045 (B)	1,245,554	1,245,588
VOLT XXVI LLC
Series 2014-NPL6, Class A2,
4.25% (A), 09/25/2043 (B)	321,973	317,058
VOLT XXVII LLC
Series 2014-NPL7, Class A1,
3.38% (A), 08/27/2057 (B)	955,820	954,542
VOLT XXX LLC
Series 2015-NPL1, Class A1,
3.63% (A), 10/25/2057 (B)	298,574	299,516
VOLT XXXI LLC
Series 2015-NPL2, Class A1,
3.38% (A), 02/25/2055 (B)	258,402	258,562
VOLT XXXIII LLC
Series 2015-NPL5, Class A1,
3.50% (A), 03/25/2055 (B)	774,952	776,398
VOLT XXXIV LLC
Series 2015-NPL7, Class A1,
3.25% (A), 02/25/2055 (B)	658,657	657,820
VOLT XXXIX LLC
Series 2015-NP13, Class A1,
4.13% (A), 10/25/2045 (B)	377,324	379,002
VOLT XXXV
Series 2016-NPL9, Class A1,
3.50% (A), 09/25/2046 (B)	1,425,722	1,419,287
VOLT XXXV LLC
Series 2015-NPL9, Class A1,
3.50% (A), 06/26/2045 (B)	288,442	288,390
Westlake Automobile Receivables Trust
Series 2015-3A, Class D,
4.40%, 05/17/2021 (B)	500,000	505,074
Series 2016-1A, Class A2A,
1.82%, 01/15/2019 (B)	992,294	993,613

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2017 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Westlake Automobile Receivables Trust (continued)
Series 2016-2A, Class A2,
1.57%, 06/17/2019 (B)	$ 998,787	$ 999,311
Series 2016-2A, Class D,
4.10%, 06/15/2021 (B)	280,000	281,006
World Omni Auto Receivables Trust
Series 2015-A, Class A3,
1.34%, 05/15/2020	115,338	115,378

Total Asset-Backed Securities (Cost $167,513,090)		167,920,364

CORPORATE DEBT SECURITIES - 25.1%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc.
3.80%, 10/07/2024 (B)	230,000	236,109
3.85%, 12/15/2025 (B)	250,000	256,077
BAE Systems PLC
5.80%, 10/11/2041 (B)	239,000	270,621
L-3 Technologies, Inc.
3.85%, 12/15/2026	93,000	93,235
Lockheed Martin Corp.
3.10%, 01/15/2023	89,000	89,956
4.07%, 12/15/2042	120,000	117,095
4.25%, 11/15/2019	150,000	159,678
4.50%, 05/15/2036	550,000	580,713
4.85%, 09/15/2041	190,000	206,620
6.15%, 09/01/2036	179,000	224,618
Northrop Grumman Corp.
3.20%, 02/01/2027	268,000	263,442
3.85%, 04/15/2045	49,000	46,645
Precision Castparts Corp.
3.25%, 06/15/2025	150,000	151,047
4.20%, 06/15/2035	150,000	155,504
United Technologies Corp.
4.15%, 05/15/2045	148,000	148,897
4.50%, 06/01/2042	257,000	270,336
6.70%, 08/01/2028	260,000	336,439
8.88%, 11/15/2019	250,000	295,062

		3,902,094

Air Freight & Logistics - 0.1%
FedEx Corp.
3.25%, 04/01/2026	151,000	150,082
3.90%, 02/01/2035	96,000	91,860
4.10%, 04/15/2043	130,000	121,614
United Parcel Service of America, Inc.
8.38%, 04/01/2020	60,000	71,230
8.38% (G), 04/01/2030	200,000	282,030
United Parcel Service, Inc.
2.45%, 10/01/2022	186,000	185,261

		902,077

Airlines - 0.2%
Air Canada Pass-Through Trust
4.13%, 11/15/2026 (B)	106,258	108,649
American Airlines Pass-Through Trust
3.00%, 04/15/2030	842,000	799,900
3.65%, 12/15/2029 - 08/15/2030	329,000	328,687
5.25%, 07/31/2022	60,007	63,907
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	216,036	220,357
5.98%, 10/19/2023	226,335	248,405
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	97,719	102,971
4.95%, 11/23/2020	125,096	130,725
5.30%, 10/15/2020	47,862	50,494

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines (continued)
United Airlines Pass-Through Trust
3.45%, 01/07/2030	$ 311,000	$ 308,279

		2,362,374

Automobiles - 0.2%
Ford Motor Co.
7.45%, 07/16/2031	1,000,000	1,251,959
General Motors Co.
4.88%, 10/02/2023	85,000	90,106
6.60%, 04/01/2036	406,000	467,625
Hyundai Capital America
2.00%, 07/01/2019 (B)	86,000	85,179
2.40%, 10/30/2018 (B)	143,000	143,582
3.00%, 03/18/2021 (B)	250,000	250,364
KIA Motors Corp.
2.63%, 04/21/2021 (B)	200,000	198,132
Nissan Motor Acceptance Corp.
1.55%, 09/13/2019 (B)	138,000	135,782
2.55%, 03/08/2021 (B)	500,000	498,398

		3,121,127

Banks - 4.5%
ABN AMRO Bank NV
1.80%, 06/04/2018 (B)	279,000	278,351
4.75%, 07/28/2025 (B)	400,000	407,306
ANZ New Zealand International, Ltd.
1.75%, 03/29/2018 (B)	219,000	218,996
2.85%, 08/06/2020 (B)	250,000	252,793
Australia & New Zealand Banking Group, Ltd.
4.40%, 05/19/2026 (B)	200,000	202,269
4.88%, 01/12/2021, MTN (B)	137,000	148,196
Bank of America Corp.
3.30%, 01/11/2023, MTN	2,600,000	2,604,675
3.50%, 04/19/2026, MTN	398,000	391,203
3.88%, 08/01/2025, MTN	291,000	294,142
3.95%, 04/21/2025, MTN	595,000	590,303
4.20%, 08/26/2024, MTN	140,000	142,220
4.45%, 03/03/2026, MTN	222,000	226,567
5.00%, 05/13/2021, MTN	75,000	81,357
5.63%, 07/01/2020, MTN	2,340,000	2,571,286
5.75%, 12/01/2017	220,000	227,370
5.88%, 02/07/2042, MTN	400,000	481,948
6.40%, 08/28/2017, MTN	1,325,000	1,361,469
6.88%, 04/25/2018, MTN	600,000	635,670
Bank of Montreal
1.40%, 04/10/2018	250,000	249,516
1.50%, 07/18/2019, MTN	261,000	257,981
Bank of Nova Scotia
1.45%, 04/25/2018	455,000	454,019
1.85%, 04/14/2020	400,000	395,844
1.88%, 09/20/2021 (B)	330,000	321,712
Bank of Tokyo-Mitsubishi UFJ, Ltd.
2.35%, 02/23/2017 (B)	435,000	435,328
Banque Federative du Credit Mutuel SA
2.00%, 04/12/2019 (B)	200,000	199,289
Barclays Bank PLC
2.25%, 05/10/2017 (B)	276,000	276,576
Barclays PLC
3.20%, 08/10/2021	629,000	625,423
3.65%, 03/16/2025	223,000	214,725
4.38%, 01/12/2026	463,000	465,096
5.25%, 08/17/2045	200,000	210,434
BB&T Corp.
2.63%, 06/29/2020, MTN	300,000	303,324

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2017 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
BB&T Corp. (continued)
5.25%, 11/01/2019	$ 90,000	$ 97,292
6.85%, 04/30/2019, MTN	250,000	276,077
BNZ International Funding, Ltd.
2.35%, 03/04/2019 (B)	250,000	250,892
BPCE SA
1.63%, 01/26/2018, MTN	300,000	299,420
4.63%, 07/11/2024 (B)	300,000	297,392
5.70%, 10/22/2023 (B)	300,000	320,436
Canadian Imperial Bank of Commerce
1.60%, 09/06/2019	250,000	247,464
2.25%, 07/21/2020 (B)	234,000	234,718
Citigroup, Inc.
2.05%, 12/07/2018	300,000	300,053
2.15%, 07/30/2018	219,000	219,721
2.35%, 08/02/2021	192,000	188,032
2.40%, 02/18/2020	800,000	799,954
2.70%, 03/30/2021	474,000	471,269
3.40%, 05/01/2026	400,000	386,090
3.70%, 01/12/2026	1,350,000	1,343,575
4.13%, 07/25/2028	85,000	83,678
4.40%, 06/10/2025	398,000	403,238
4.65%, 07/30/2045	98,000	101,795
4.75%, 05/18/2046	400,000	397,008
8.13%, 07/15/2039	56,000	83,287
Citizens Financial Group, Inc.
2.38%, 07/28/2021	78,000	76,704
4.30%, 12/03/2025	77,000	78,173
Comerica, Inc.
2.13%, 05/23/2019	250,000	250,103
Commonwealth Bank of Australia
2.25%, 03/16/2017 (B)	530,000	530,747
4.50%, 12/09/2025 (B) (H)	200,000	205,669
Cooperatieve Rabobank UA
3.88%, 02/08/2022	300,000	314,812
5.80%, 09/30/2110 (B)	300,000	341,977
Credit Agricole SA
4.13%, 01/10/2027 (B)	250,000	248,869
4.38%, 03/17/2025 (B)	600,000	592,654
Danske Bank A/S
2.00%, 09/08/2021 (B)	201,000	195,271
Discover Bank
4.20%, 08/08/2023	550,000	572,439
Fifth Third Bancorp
2.88%, 07/27/2020	208,000	210,995
Fifth Third Bank
2.38%, 04/25/2019	270,000	272,264
3.85%, 03/15/2026	200,000	200,827
HSBC Holdings PLC
2.65%, 01/05/2022	250,000	245,286
3.60%, 05/25/2023	2,007,000	2,027,154
4.00%, 03/30/2022	911,000	945,010
4.25%, 03/14/2024	500,000	505,409
4.30%, 03/08/2026	345,000	355,553
Huntington Bancshares, Inc.
2.30%, 01/14/2022	475,000	461,022
3.15%, 03/14/2021	282,000	285,730
Huntington National Bank
2.00%, 06/30/2018	250,000	250,370
Industrial & Commercial Bank of China, Ltd.
2.45%, 10/20/2021	400,000	391,063
ING Bank NV
1.65%, 08/15/2019 (B)	260,000	256,545
3.75%, 03/07/2017 (B)	400,000	400,956
KeyBank NA
3.18%, 10/15/2027	250,000	252,759
5.70%, 11/01/2017	245,000	252,323

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Lloyds Banking Group PLC
3.00%, 01/11/2022	$ 200,000	$ 199,637
3.75%, 01/11/2027	547,000	537,715
4.58%, 12/10/2025	200,000	201,273
Macquarie Bank, Ltd.
2.60%, 06/24/2019 (B)	100,000	100,707
3.90%, 01/15/2026 (B)	570,000	580,752
Manufacturers & Traders Trust Co.
6.63%, 12/04/2017	250,000	260,324
Mitsubishi UFJ Financial Group, Inc.
2.53%, 09/13/2023	200,000	192,888
2.95%, 03/01/2021	297,000	298,459
Mizuho Bank, Ltd.
1.80%, 03/26/2018 (B) (H)	200,000	199,608
Mizuho Financial Group, Inc.
2.63%, 04/12/2021 (B)	263,000	260,433
National Australia Bank, Ltd.
2.00%, 06/20/2017 (B)	280,000	280,817
2.50%, 07/12/2026	250,000	231,334
Nordea Bank AB
1.63%, 05/15/2018 (B)	500,000	499,115
4.25%, 09/21/2022 (B)	384,000	398,422
PNC Bank NA
2.60%, 07/21/2020, MTN	500,000	505,286
6.88%, 04/01/2018	600,000	633,887
PNC Financial Services Group, Inc.
4.38%, 08/11/2020	75,000	79,842
5.13%, 02/08/2020	250,000	271,195
5.63%, 02/01/2017	130,000	130,000
6.70%, 06/10/2019	75,000	82,976
Regions Financial Corp.
3.20%, 02/08/2021	321,000	326,609
Royal Bank of Canada
1.20%, 09/19/2017 (H)	400,000	399,825
1.88%, 02/05/2020	500,000	496,534
2.75%, 02/01/2022, MTN	99,000	99,456
Royal Bank of Scotland Group PLC
3.88%, 09/12/2023	350,000	340,146
Santander Issuances SAU
5.18%, 11/19/2025	250,000	252,886
Santander UK Group Holdings PLC
2.88%, 10/16/2020	360,000	359,602
3.13%, 01/08/2021	115,000	115,223
Santander UK PLC
2.50%, 03/14/2019	350,000	351,862
Societe Generale SA
2.50%, 04/08/2021 (B)	300,000	297,126
4.00%, 01/12/2027 (B) (H)	270,000	264,588
Stadshypotek AB
1.88%, 10/02/2019 (B)	530,000	527,189
Standard Chartered PLC
3.05%, 01/15/2021 (B)	1,000,000	1,000,142
Sumitomo Mitsui Financial Group, Inc.
2.44%, 10/19/2021 (H)	239,000	234,763
2.63%, 07/14/2026 (H)	322,000	296,247
2.85%, 01/11/2022 (H)	400,000	399,022
2.93%, 03/09/2021	270,000	271,584
Sumitomo Mitsui Trust Bank, Ltd.
2.05%, 10/18/2019 (B)	600,000	593,142
SunTrust Banks, Inc.
2.70%, 01/27/2022	91,000	90,639
2.90%, 03/03/2021	265,000	268,019
Toronto-Dominion Bank
1.75%, 07/23/2018, MTN	244,000	244,271
1.80%, 07/13/2021	114,000	110,358
2.13%, 04/07/2021, MTN	115,000	113,361
2.25%, 03/15/2021 (B)	300,000	298,307

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2017 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Toronto-Dominion Bank (continued)
2.50%, 12/14/2020, MTN	$ 150,000	$ 150,594
3.63% (A), 09/15/2031	223,000	216,845
US Bancorp
2.35%, 01/29/2021, MTN	400,000	400,090
2.38%, 07/22/2026, MTN	100,000	92,821
3.00%, 03/15/2022, MTN	233,000	237,181
4.13%, 05/24/2021, MTN	133,000	142,376
US Bank NA
2.13%, 10/28/2019	400,000	401,698
Wells Fargo & Co.
2.15%, 01/30/2020, MTN	1,300,000	1,296,183
2.50%, 03/04/2021	400,000	395,989
2.55%, 12/07/2020, MTN	132,000	132,155
2.60%, 07/22/2020, MTN	739,000	743,413
3.00%, 02/19/2025, MTN	509,000	488,657
3.30%, 09/09/2024, MTN	1,300,000	1,288,949
3.55%, 09/29/2025, MTN	400,000	399,499
4.30%, 07/22/2027, MTN	367,000	376,047
4.60%, 04/01/2021, MTN	600,000	643,906
4.65%, 11/04/2044, MTN	184,000	184,306
4.75%, 12/07/2046, MTN	239,000	243,038
4.90%, 11/17/2045, MTN	202,000	208,988
5.63%, 12/11/2017	150,000	155,189
Westpac Banking Corp.
2.00%, 03/03/2020 (B)	236,000	234,825
2.10%, 02/25/2021 (B)	600,000	591,931
2.60%, 11/23/2020	100,000	100,417
4.32% (A), 11/23/2031, MTN	260,000	259,363

		56,127,494

Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc.
1.90%, 02/01/2019	118,000	118,161
3.30%, 02/01/2023	1,259,000	1,279,823
4.70%, 02/01/2036	2,939,000	3,076,592
Anheuser-Busch InBev Worldwide, Inc.
2.50%, 07/15/2022	650,000	639,495
3.75%, 01/15/2022	200,000	209,392
8.20%, 01/15/2039	240,000	364,822
Constellation Brands, Inc.
4.25%, 05/01/2023	90,000	94,474
Diageo Capital PLC
4.83%, 07/15/2020	90,000	97,548
5.75%, 10/23/2017	230,000	237,240
Heineken NV
1.40%, 10/01/2017 (B)	400,000	399,943
Molson Coors Brewing Co.
3.00%, 07/15/2026	198,000	186,250
PepsiCo, Inc.
3.10%, 07/17/2022	148,000	151,725
3.45%, 10/06/2046	300,000	271,048
4.60%, 07/17/2045	78,000	85,193
4.88%, 11/01/2040	33,000	37,052

		7,248,758

Biotechnology - 0.5%
AbbVie, Inc.
2.85%, 05/14/2023	378,000	367,915
2.90%, 11/06/2022	200,000	197,791
3.20%, 11/06/2022	431,000	432,040
3.60%, 05/14/2025	130,000	127,940
4.30%, 05/14/2036	225,000	214,911
4.50%, 05/14/2035	961,000	945,279
Amgen, Inc.
2.13%, 05/01/2020	56,000	55,729
3.88%, 11/15/2021	400,000	419,723

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology (continued)
Amgen, Inc. (continued)
4.40%, 05/01/2045	$ 250,000	$ 237,460
4.66%, 06/15/2051	841,000	817,460
4.95%, 10/01/2041	100,000	103,458
Biogen, Inc.
3.63%, 09/15/2022	147,000	151,472
5.20%, 09/15/2045	80,000	85,669
Celgene Corp.
2.13%, 08/15/2018	509,000	511,302
3.63%, 05/15/2024	298,000	299,661
3.88%, 08/15/2025	150,000	151,756
4.63%, 05/15/2044	160,000	156,899
Gilead Sciences, Inc.
2.50%, 09/01/2023	232,000	225,033
3.70%, 04/01/2024	300,000	307,976
4.00%, 09/01/2036	72,000	69,211
4.60%, 09/01/2035	583,000	604,597

		6,483,282

Building Products - 0.1%
Johnson Controls International PLC
4.25%, 03/01/2021	150,000	158,940
4.95% (G), 07/02/2064	200,000	192,832
5.13%, 09/14/2045	43,000	46,406
5.25%, 12/01/2041	300,000	318,347

		716,525

Capital Markets - 2.0%
Ameriprise Financial, Inc.
2.88%, 09/15/2026	349,000	332,407
Bank of New York Mellon Corp.
2.20%, 03/04/2019 - 08/16/2023, MTN	400,000	387,365
2.50%, 04/15/2021, MTN	267,000	266,571
2.60%, 08/17/2020, MTN	100,000	101,220
2.80%, 05/04/2026, MTN	76,000	72,886
3.55%, 09/23/2021	509,000	529,205
4.60%, 01/15/2020, MTN	40,000	42,656
5.45%, 05/15/2019	200,000	215,878
BlackRock, Inc.
3.38%, 06/01/2022	174,000	180,243
Charles Schwab Corp.
3.23%, 09/01/2022	100,000	102,342
CME Group, Inc.
3.00%, 09/15/2022 - 03/15/2025	360,000	364,321
Credit Suisse AG
1.75%, 01/29/2018	250,000	250,325
2.30%, 05/28/2019, MTN	500,000	502,124
3.00%, 10/29/2021	250,000	251,388
Credit Suisse Group Funding Guernsey, Ltd.
3.45%, 04/16/2021	250,000	252,759
3.75%, 03/26/2025	250,000	243,240
3.80%, 09/15/2022	250,000	251,863
4.88%, 05/15/2045	250,000	252,258
Deutsche Bank AG
1.88%, 02/13/2018	120,000	119,629
2.95%, 08/20/2020	58,000	57,650
3.38%, 05/12/2021, MTN	392,000	390,426
4.10%, 01/13/2026	700,000	688,360
6.00%, 09/01/2017	470,000	480,420
Goldman Sachs Group, Inc.
2.35%, 11/15/2021 (H)	600,000	584,374
2.60%, 04/23/2020	99,000	99,447
2.75%, 09/15/2020	44,000	44,263
2.88%, 02/25/2021	130,000	130,347
3.50%, 01/23/2025	178,000	176,014

The notes are an integral part of this report. Transamerica Funds	Page 8	January 31, 2017 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Goldman Sachs Group, Inc. (continued)
3.63%, 01/22/2023	$ 1,800,000	$ 1,836,333
3.75%, 05/22/2025 - 02/25/2026	285,000	285,236
3.85%, 01/26/2027	400,000	399,143
4.25%, 10/21/2025	100,000	101,260
5.15%, 05/22/2045	48,000	49,652
5.38%, 03/15/2020, MTN	1,021,000	1,106,532
5.95%, 01/18/2018	190,000	197,744
6.75%, 10/01/2037	200,000	246,527
7.50%, 02/15/2019, MTN	2,475,000	2,736,791
Invesco Finance PLC
4.00%, 01/30/2024	160,000	167,241
Legg Mason, Inc.
4.75%, 03/15/2026	394,000	410,127
Macquarie Group, Ltd.
6.00%, 01/14/2020 (B)	450,000	488,324
6.25%, 01/14/2021 (B)	725,000	803,166
Morgan Stanley
1.88%, 01/05/2018	170,000	170,420
2.45%, 02/01/2019, MTN	285,000	287,103
2.50%, 04/21/2021, MTN	213,000	210,321
2.65%, 01/27/2020	315,000	317,124
3.88%, 01/27/2026, MTN	919,000	924,716
4.00%, 07/23/2025, MTN	796,000	812,453
4.10%, 05/22/2023, MTN	150,000	154,110
5.00%, 11/24/2025	497,000	527,842
5.63%, 09/23/2019, MTN	1,000,000	1,083,286
7.30%, 05/13/2019, MTN	1,800,000	1,999,409
Nomura Holdings, Inc.
6.70%, 03/04/2020	257,000	287,238
State Street Corp.
2.65%, 05/19/2026	150,000	142,121
3.70%, 11/20/2023	615,000	644,765
TD Ameritrade Holding Corp.
2.95%, 04/01/2022	138,000	139,598
UBS Group Funding Jersey, Ltd.
2.65%, 02/01/2022 (B)	400,000	388,245
4.13%, 09/24/2025 - 04/15/2026 (B)	521,000	526,330

		24,813,138

Chemicals - 0.4%
Agrium, Inc.
3.38%, 03/15/2025	120,000	116,285
4.13%, 03/15/2035	450,000	422,721
5.25%, 01/15/2045	114,000	121,374
Air Liquide Finance SA
2.25%, 09/27/2023 (B)	228,000	218,051
CF Industries, Inc.
4.50%, 12/01/2026 (B)	333,000	332,800
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co., LP
3.40%, 12/01/2026 (B)	181,000	180,590
Dow Chemical Co.
3.00%, 11/15/2022	87,000	87,294
4.13%, 11/15/2021	87,000	92,026
E.I. du Pont de Nemours & Co.
4.90%, 01/15/2041	90,000	96,385
Ecolab, Inc.
2.00%, 01/14/2019	300,000	300,967
5.50%, 12/08/2041	420,000	495,255
Monsanto Co.
4.70%, 07/15/2064	100,000	94,208
Mosaic Co.
4.25%, 11/15/2023	209,000	214,874
4.88%, 11/15/2041	253,000	229,428
5.45%, 11/15/2033	472,000	490,108

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Potash Corp. of Saskatchewan, Inc.
3.00%, 04/01/2025	$ 137,000	$ 129,601
6.50%, 05/15/2019	260,000	283,118
PPG Industries, Inc.
9.00%, 05/01/2021	310,000	384,019
Praxair, Inc.
2.65%, 02/05/2025	82,000	79,424
Union Carbide Corp.
7.50%, 06/01/2025	400,000	480,398
7.75%, 10/01/2096	210,000	260,172

		5,109,098

Commercial Services & Supplies - 0.1%
ERAC USA Finance LLC
4.50%, 08/16/2021 (B)	175,000	186,752
5.25%, 10/01/2020 (B)	65,000	70,531
5.63%, 03/15/2042 (B)	141,000	155,402
6.70%, 06/01/2034 (B) (H)	331,000	401,216
MUFG Americas Holdings Corp.
2.25%, 02/10/2020	54,000	53,438
Pitney Bowes, Inc.
5.60%, 03/15/2018, MTN	100,000	103,654
Republic Services, Inc.
2.90%, 07/01/2026	96,000	92,115
Waste Management, Inc.
2.40%, 05/15/2023	119,000	115,953
3.90%, 03/01/2035	38,000	37,899
4.75%, 06/30/2020	319,000	344,331

		1,561,291

Communications Equipment - 0.2%
Cisco Systems, Inc.
1.85%, 09/20/2021	200,000	195,323
2.20%, 02/28/2021	600,000	598,493
2.45%, 06/15/2020	75,000	75,948
2.90%, 03/04/2021	55,000	56,418
2.95%, 02/28/2026	73,000	72,121
3.00%, 06/15/2022	194,000	198,639
3.63%, 03/04/2024	200,000	209,531
4.45%, 01/15/2020	75,000	80,451
5.90%, 02/15/2039	100,000	127,057
Harris Corp.
3.83%, 04/27/2025	400,000	407,662
4.85%, 04/27/2035	130,000	137,614

		2,159,257

Construction & Engineering - 0.1%
ABB Finance USA, Inc.
1.63%, 05/08/2017	210,000	210,353
2.88%, 05/08/2022	352,000	355,298
4.38%, 05/08/2042	128,000	134,933
Fluor Corp.
3.38%, 09/15/2021	547,000	562,932

		1,263,516

Construction Materials - 0.0% (I)
CRH America, Inc.
5.13%, 05/18/2045 (B)	200,000	214,646

Consumer Finance - 1.0%
American Express Co.
3.63%, 12/05/2024	63,000	63,628
7.00%, 03/19/2018	700,000	740,654
American Express Credit Corp.
1.80%, 07/31/2018, MTN	163,000	163,174
2.25%, 05/05/2021, MTN	235,000	232,070
2.38%, 05/26/2020, MTN	212,000	212,424

The notes are an integral part of this report. Transamerica Funds	Page 9	January 31, 2017 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
American Honda Finance Corp.
2.13%, 10/10/2018	$ 200,000	$ 201,834
2.30%, 09/09/2026, MTN (H)	67,000	62,221
7.63%, 10/01/2018 (B)	300,000	329,266
BMW US Capital LLC
2.25%, 09/15/2023 (B)	330,000	317,043
Capital One Financial Corp.
3.20%, 02/05/2025 (H)	123,000	119,253
3.75%, 04/24/2024 - 07/28/2026	1,172,000	1,173,907
4.20%, 10/29/2025	512,000	513,191
Capital One NA
2.40%, 09/05/2019	350,000	351,104
2.95%, 07/23/2021	250,000	252,105
Daimler Finance North America LLC
2.88%, 03/10/2021 (B)	550,000	554,409
Ford Motor Credit Co. LLC
1.72%, 12/06/2017	363,000	362,771
2.24%, 06/15/2018	200,000	200,694
2.38%, 03/12/2019	600,000	599,992
2.94%, 01/08/2019, MTN	400,000	404,862
4.13%, 08/04/2025	212,000	211,747
4.25%, 09/20/2022	332,000	344,463
4.38%, 08/06/2023	300,000	310,936
General Motors Financial Co., Inc.
3.20%, 07/13/2020 - 07/06/2021	612,000	613,642
3.45%, 01/14/2022	400,000	400,143
3.70%, 05/09/2023	376,000	373,309
4.00%, 01/15/2025 - 10/06/2026	554,000	538,363
4.30%, 07/13/2025	200,000	199,298
4.35%, 01/17/2027	262,000	259,751
John Deere Capital Corp.
1.60%, 07/13/2018, MTN	71,000	71,106
2.75%, 03/15/2022, MTN	153,000	154,477
2.80%, 03/04/2021 - 03/06/2023, MTN	663,000	668,272
5.75%, 09/10/2018, MTN	100,000	106,501
PACCAR Financial Corp.
1.30%, 05/10/2019, MTN	93,000	92,145
1.60%, 03/15/2017, MTN	197,000	197,136
2.25%, 02/25/2021, MTN	156,000	155,109
Synchrony Financial
3.70%, 08/04/2026	658,000	636,963
Toyota Motor Credit Corp.
1.90%, 04/08/2021, MTN (H)	194,000	190,492
2.10%, 01/17/2019, MTN	111,000	111,857
2.80%, 07/13/2022, MTN	250,000	252,457

		12,742,769

Containers & Packaging - 0.1%
International Paper Co.
3.00%, 02/15/2027	286,000	268,460
7.30%, 11/15/2039	200,000	259,840
8.70%, 06/15/2038	120,000	172,520

		700,820

Diversified Consumer Services - 0.1%
Nationwide Building Society
2.45%, 07/27/2021(B)	200,000	197,142
4.00%, 09/14/2026 (B)	250,000	237,987
President & Fellows of Harvard College
3.30%, 07/15/2056	414,000	371,207

		806,336

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services - 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.50%, 05/26/2022	$ 157,000	$ 156,696
Arch Capital Finance LLC
5.03%, 12/15/2046	175,000	182,382
Berkshire Hathaway, Inc.
2.75%, 03/15/2023	375,000	374,402
Blackstone Holdings Finance Co. LLC
5.88%, 03/15/2021 (B) (H)	500,000	559,398
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020	2,553,000	2,559,717
3.37%, 11/15/2025	744,000	759,862
4.42%, 11/15/2035	779,000	817,100
International Lease Finance Corp.
5.88%, 08/15/2022	154,000	170,139
8.63%, 01/15/2022	700,000	852,915
Jefferies Group LLC
4.85%, 01/15/2027	87,000	86,607
6.25%, 01/15/2036	260,000	266,033
6.45%, 06/08/2027	180,000	199,131
National Rural Utilities Cooperative Finance Corp.
2.95%, 02/07/2024 (F)	118,000	117,740
10.38%, 11/01/2018	250,000	286,661
Protective Life Global Funding
2.00%, 09/14/2021 (B)	400,000	387,599

		7,776,382

Diversified Telecommunication Services - 1.4%
AT&T, Inc.
3.00%, 06/30/2022	556,000	548,098
3.40%, 05/15/2025	42,000	40,177
3.60%, 02/17/2023	2,333,000	2,344,149
3.88%, 08/15/2021	630,000	651,128
4.60%, 02/15/2021	400,000	424,510
4.75%, 05/15/2046	44,000	40,190
5.35%, 09/01/2040	943,000	945,579
6.00%, 08/15/2040	200,000	220,831
6.15%, 09/15/2034	208,000	229,730
6.30%, 01/15/2038	500,000	566,521
6.38%, 03/01/2041	240,000	275,243
6.50%, 09/01/2037	200,000	232,304
BellSouth LLC
6.55%, 06/15/2034	300,000	332,244
British Telecommunications PLC
5.95%, 01/15/2018	200,000	208,051
9.13%, 12/15/2030	180,000	271,229
Centel Capital Corp.
9.00%, 10/15/2019	450,000	512,687
Deutsche Telekom International Finance BV
1.95%, 09/19/2021 (B)	150,000	144,690
8.75%, 06/15/2030	330,000	485,561
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (B)	77,000	75,764
3.48%, 06/15/2050 (B)	81,000	79,973
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/2017	400,000	400,041
Orange SA
9.00%, 03/01/2031	430,000	650,572
Telefonica Emisiones SAU
5.13%, 04/27/2020	663,000	711,974
5.46%, 02/16/2021	91,000	99,310

The notes are an integral part of this report. Transamerica Funds	Page 10	January 31, 2017 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.
2.63%, 02/21/2020	$ 82,000	$ 83,054
2.63%, 08/15/2026 (H)	400,000	362,838
3.45%, 03/15/2021	238,000	244,076
3.50%, 11/01/2021	600,000	616,373
4.15%, 03/15/2024	300,000	311,384
4.27%, 01/15/2036	400,000	372,376
4.40%, 11/01/2034	1,227,000	1,169,698
4.50%, 09/15/2020	238,000	254,037
4.52%, 09/15/2048	129,000	117,209
4.67%, 03/15/2055	473,000	423,572
4.86%, 08/21/2046	189,000	181,512
5.01%, 08/21/2054	25,000	23,607
5.05%, 03/15/2034	539,000	553,225
5.15%, 09/15/2023	1,314,000	1,451,053
5.85%, 09/15/2035	775,000	892,763

		17,547,333

Electric Utilities - 1.7%
AEP Texas Central Co.
6.65%, 02/15/2033	100,000	123,427
Alabama Power Co.
3.75%, 03/01/2045	47,000	44,733
5.60%, 03/15/2033	160,000	186,370
6.00%, 03/01/2039	248,000	310,744
6.13%, 05/15/2038	77,000	96,221
American Electric Power Co., Inc.
1.65%, 12/15/2017	83,000	82,986
Appalachian Power Co.
5.95%, 05/15/2033	50,000	57,342
6.38%, 04/01/2036	200,000	247,139
6.70%, 08/15/2037	200,000	256,280
Arizona Public Service Co.
2.20%, 01/15/2020	50,000	50,185
4.50%, 04/01/2042	121,000	127,874
5.05%, 09/01/2041	303,000	341,759
Baltimore Gas & Electric Co.
3.50%, 08/15/2046	188,000	170,912
Cleveland Electric Illuminating Co.
7.88%, 11/01/2017	180,000	188,357
8.88%, 11/15/2018	337,000	376,635
Comision Federal de Electricidad
4.88%, 05/26/2021 (B)	261,000	269,483
Commonwealth Edison Co.
3.65%, 06/15/2046	162,000	152,274
Duke Energy Carolinas LLC
4.30%, 06/15/2020	156,000	167,076
6.00%, 12/01/2028 (H)	500,000	618,446
6.00%, 01/15/2038	133,000	167,181
6.45%, 10/15/2032	100,000	126,959
Duke Energy Corp.
2.65%, 09/01/2026	85,000	79,420
Duke Energy Indiana LLC
3.75%, 07/15/2020 - 05/15/2046	400,000	399,489
Duke Energy Progress LLC
3.00%, 09/15/2021	610,000	625,755
3.70%, 10/15/2046	215,000	203,606
5.30%, 01/15/2019	80,000	85,500
Edison International
2.95%, 03/15/2023	400,000	398,438
Enel Finance International NV
5.13%, 10/07/2019 (B)	450,000	481,387
Entergy Corp.
2.95%, 09/01/2026	78,000	73,611
Entergy Louisiana LLC
2.40%, 10/01/2026	237,000	222,632
3.05%, 06/01/2031	189,000	179,175
3.25%, 04/01/2028	387,000	381,358

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Entergy Mississippi, Inc.
2.85%, 06/01/2028	$ 166,000	$ 157,658
Exelon Corp.
3.40%, 04/15/2026	127,000	124,234
Florida Power & Light Co.
3.13%, 12/01/2025	200,000	202,968
4.95%, 06/01/2035	100,000	113,917
5.13%, 06/01/2041	112,000	129,491
Fortis, Inc.
3.06%, 10/04/2026 (B)	1,000,000	934,717
Georgia Power Co.
3.25%, 04/01/2026 (H)	196,000	196,735
Great Plains Energy, Inc.
4.85%, 06/01/2021	326,000	348,979
Hydro-Quebec
8.40%, 01/15/2022	420,000	523,945
9.40%, 02/01/2021	100,000	124,344
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	467,904	503,814
Kansas City Power & Light Co.
5.30%, 10/01/2041	500,000	533,558
Massachusetts Electric Co.
4.00%, 08/15/2046 (B)	201,000	193,511
5.90%, 11/15/2039 (B)	55,000	66,752
MidAmerican Energy Co.
5.75%, 11/01/2035, MTN	600,000	737,409
Nevada Power Co.
5.38%, 09/15/2040	52,000	59,219
5.45%, 05/15/2041	400,000	463,992
7.13%, 03/15/2019	100,000	110,835
New York State Electric & Gas Corp.
3.25%, 12/01/2026 (B)	151,000	149,893
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 (B)	50,000	53,274
NiSource Finance Corp.
5.80%, 02/01/2042 (H)	600,000	705,896
6.80%, 01/15/2019	200,000	218,059
Northern States Power Co.
5.35%, 11/01/2039	19,000	22,677
6.20%, 07/01/2037	70,000	90,464
6.25%, 06/01/2036	150,000	193,402
Ohio Edison Co.
6.88%, 07/15/2036	150,000	193,041
Pacific Gas & Electric Co.
2.45%, 08/15/2022	181,000	179,310
2.95%, 03/01/2026	311,000	304,181
3.25%, 09/15/2021	159,000	162,777
4.00%, 12/01/2046	153,000	151,365
4.50%, 12/15/2041	200,000	212,905
4.60%, 06/15/2043	100,000	106,401
5.40%, 01/15/2040	42,000	49,888
6.05%, 03/01/2034	60,000	75,455
PacifiCorp
5.50%, 01/15/2019	125,000	134,223
5.65%, 07/15/2018	100,000	105,754
6.25%, 10/15/2037	360,000	470,175
Pennsylvania Electric Co.
6.05%, 09/01/2017	150,000	153,522
PPL Capital Funding, Inc.
4.20%, 06/15/2022 (H)	165,000	174,261
PPL Electric Utilities Corp.
2.50%, 09/01/2022	100,000	98,848
Progress Energy, Inc.
4.40%, 01/15/2021	113,000	119,724
4.88%, 12/01/2019	87,000	93,363

The notes are an integral part of this report. Transamerica Funds	Page 11	January 31, 2017 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Progress Energy, Inc. (continued)
6.00%, 12/01/2039	$ 50,000	$ 60,420
7.75%, 03/01/2031	150,000	206,744
Southern California Edison Co.
3.90%, 12/01/2041	100,000	97,625
5.50%, 03/15/2040	130,000	158,875
6.65%, 04/01/2029	300,000	372,407
Southern Power Co.
5.15%, 09/15/2041	260,000	263,234
Southwestern Electric Power Co.
2.75%, 10/01/2026	500,000	472,169
Southwestern Public Service Co.
4.50%, 08/15/2041	100,000	106,712
Three Gorges Finance I Cayman Islands, Ltd.
3.15%, 06/02/2026 (B)	200,000	192,022
Toledo Edison Co.
6.15%, 05/15/2037	200,000	240,798
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	124,000	119,530
Virginia Electric & Power Co.
2.95%, 01/15/2022	157,000	160,021
6.00%, 05/15/2037	140,000	173,146
Wisconsin Electric Power Co.
2.95%, 09/15/2021	26,000	26,683
3.10%, 06/01/2025	82,000	81,234
3.65%, 12/15/2042	144,000	134,049
Xcel Energy, Inc.
2.40%, 03/15/2021	150,000	149,091
3.30%, 06/01/2025	277,000	276,842
4.70%, 05/15/2020	50,000	53,271
4.80%, 09/15/2041	116,000	122,231
6.50%, 07/01/2036	130,000	163,498

		20,668,292

Electrical Equipment - 0.0% (I)
Eaton Corp.
7.63%, 04/01/2024	500,000	598,603

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc.
3.50%, 04/01/2022	100,000	100,434
6.00%, 04/01/2020	385,000	419,884
6.88%, 06/01/2018	92,000	97,498
7.50%, 01/15/2027	310,000	369,720

		987,536

Energy Equipment & Services - 0.3%
ANR Pipeline Co.
9.63%, 11/01/2021	200,000	258,514
Boardwalk Pipelines, LP
4.45%, 07/15/2027	119,000	118,949
4.95%, 12/15/2024	350,000	365,335
5.95%, 06/01/2026	170,000	188,586
Gulf South Pipeline Co., LP
4.00%, 06/15/2022	400,000	407,372
Halliburton Co.
3.50%, 08/01/2023	150,000	153,346
4.85%, 11/15/2035	130,000	139,217
6.15%, 09/15/2019	70,000	77,055
7.60%, 08/15/2096 (B)	160,000	205,811
Nabors Industries, Inc.
4.63%, 09/15/2021	555,000	566,100
5.00%, 09/15/2020	100,000	104,050
Noble Holding International, Ltd.
5.25%, 03/16/2018 (H)	48,000	48,360

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
Schlumberger Holdings Corp.
3.63%, 12/21/2022 (B)	$ 165,000	$ 171,360
Schlumberger Investment SA
3.30%, 09/14/2021 (B)	344,000	354,836
3.65%, 12/01/2023	164,000	172,768
Texas Eastern Transmission, LP
2.80%, 10/15/2022 (B)	462,000	453,546

		3,785,205

Equity Real Estate Investment Trusts - 0.8%
American Tower Corp.
2.25%, 01/15/2022	300,000	287,518
3.38%, 10/15/2026	281,000	266,592
3.50%, 01/31/2023	201,000	201,574
5.00%, 02/15/2024	139,000	149,039
5.90%, 11/01/2021	150,000	167,640
AvalonBay Communities, Inc.
2.85%, 03/15/2023, MTN	510,000	500,895
3.50%, 11/15/2024, MTN	120,000	121,387
Boston Properties, LP
2.75%, 10/01/2026	162,000	147,602
3.65%, 02/01/2026	408,000	404,199
Brixmor Operating Partnership, LP
3.85%, 02/01/2025	400,000	393,755
Crown Castle International Corp.
2.25%, 09/01/2021	154,000	149,119
4.88%, 04/15/2022	400,000	430,036
5.25%, 01/15/2023	200,000	217,260
DDR Corp.
3.63%, 02/01/2025	140,000	135,470
Duke Realty, LP
3.25%, 06/30/2026	84,000	81,003
4.38%, 06/15/2022 (H)	168,000	179,391
Equity Commonwealth
5.88%, 09/15/2020	485,000	516,344
6.65%, 01/15/2018	215,000	219,744
ERP Operating, LP
2.85%, 11/01/2026	184,000	172,853
4.63%, 12/15/2021	587,000	636,830
GAIF Bond Issuer Pty, Ltd.
3.40%, 09/30/2026 (B)	353,000	337,237
HCP, Inc.
3.40%, 02/01/2025	114,000	109,294
3.88%, 08/15/2024	337,000	337,893
4.20%, 03/01/2024	54,000	55,345
Hospitality Properties Trust
4.50%, 06/15/2023	141,000	143,145
4.95%, 02/15/2027	194,000	193,375
Liberty Property, LP
3.25%, 10/01/2026	107,000	102,438
National Retail Properties, Inc.
3.60%, 12/15/2026	218,000	214,435
Prologis, LP
3.75%, 11/01/2025	38,000	38,912
Realty Income Corp.
3.00%, 01/15/2027	199,000	188,036
3.25%, 10/15/2022	250,000	252,431
Scentre Group Trust 1 / Scentre Group Trust 2
3.50%, 02/12/2025 (B)	300,000	297,080
Simon Property Group, LP
3.75%, 02/01/2024	242,000	250,761
4.38%, 03/01/2021	457,000	490,079
UDR, Inc.
2.95%, 09/01/2026, MTN	116,000	107,849

The notes are an integral part of this report. Transamerica Funds	Page 12	January 31, 2017 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Ventas Realty, LP
3.13%, 06/15/2023	$ 150,000	$ 148,146
3.50%, 02/01/2025	54,000	53,034
3.75%, 05/01/2024	150,000	151,279
4.13%, 01/15/2026	79,000	80,766
VEREIT Operating Partnership, LP
4.60%, 02/06/2024	530,000	539,233
Welltower, Inc.
3.75%, 03/15/2023	50,000	51,213
4.00%, 06/01/2025	200,000	203,531
4.25%, 04/01/2026	500,000	516,946

		10,240,709

Food & Staples Retailing - 0.4%
CK Hutchison International 16, Ltd.
1.88%, 10/03/2021 (B)	241,000	231,656
2.75%, 10/03/2026 (B) (H)	350,000	325,320
Costco Wholesale Corp.
2.25%, 02/15/2022	129,000	128,061
CVS Health Corp.
2.13%, 06/01/2021	611,000	598,094
2.75%, 12/01/2022	100,000	98,794
2.88%, 06/01/2026	370,000	350,763
CVS Pass-Through Trust
5.93%, 01/10/2034 (B)	581,051	660,096
Kroger Co.
5.40%, 07/15/2040	51,000	56,666
6.15%, 01/15/2020	300,000	333,561
7.50%, 04/01/2031	600,000	805,756
8.00%, 09/15/2029	175,000	237,643
Sysco Corp.
3.75%, 10/01/2025	102,000	103,528
Walgreen Co.
4.40%, 09/15/2042	230,000	223,037
Walgreens Boots Alliance, Inc.
3.10%, 06/01/2023	756,000	754,540
4.50%, 11/18/2034	46,000	46,192
4.80%, 11/18/2044	100,000	101,823

		5,055,530

Food Products - 0.3%
Bunge, Ltd. Finance Corp.
3.25%, 08/15/2026	142,000	135,931
3.50%, 11/24/2020	31,000	31,541
8.50%, 06/15/2019	310,000	354,114
Cargill, Inc.
3.30%, 03/01/2022 (B)	250,000	255,957
7.35%, 03/06/2019 (B)	250,000	278,721
Danone SA
2.59%, 11/02/2023 (B)	550,000	530,834
Kraft Heinz Foods Co.
2.80%, 07/02/2020	400,000	404,608
3.50%, 06/06/2022	180,000	183,161
3.95%, 07/15/2025	269,000	271,809
5.38%, 02/10/2020	138,000	149,328
6.50%, 02/09/2040	130,000	159,312
6.88%, 01/26/2039	328,000	417,186
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	288,000	294,958
4.60%, 06/01/2044	130,000	125,953
Smithfield Foods, Inc.
4.25%, 02/01/2027 (B) (F)	90,000	91,021
Tyson Foods, Inc.
4.88%, 08/15/2034	430,000	439,745

		4,124,179

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Gas Utilities - 0.2%
Atmos Energy Corp.
8.50%, 03/15/2019	$ 44,000	$ 49,839
Boston Gas Co.
4.49%, 02/15/2042 (B)	330,000	342,243
CenterPoint Energy Resources Corp.
4.50%, 01/15/2021	352,000	372,138
KeySpan Gas East Corp.
2.74%, 08/15/2026 (B)	172,000	164,217
Korea Gas Corp.
1.88%, 07/18/2021 (B)	200,000	192,042
Southern Co. Gas Capital Corp.
2.45%, 10/01/2023	77,000	73,973
3.25%, 06/15/2026	85,000	83,168
3.50%, 09/15/2021	601,000	619,593
3.95%, 10/01/2046	94,000	87,575
5.25%, 08/15/2019	100,000	107,046
5.88%, 03/15/2041	109,000	127,058
Southwest Gas Corp.
3.80%, 09/29/2046	177,000	163,628

		2,382,520

Health Care Equipment & Supplies - 0.0% (I)
Abbott Laboratories
3.40%, 11/30/2023	258,000	257,438
Becton Dickinson and Co.
2.68%, 12/15/2019	34,000	34,532
3.73%, 12/15/2024	23,000	23,575
Medtronic, Inc.
3.13%, 03/15/2022	51,000	52,114
3.15%, 03/15/2022	49,000	50,088
4.38%, 03/15/2035	117,000	122,376
Stryker Corp.
3.50%, 03/15/2026	79,000	79,476

		619,599

Health Care Providers & Services - 0.3%
Aetna, Inc.
2.80%, 06/15/2023	90,000	89,279
4.50%, 05/15/2042	153,000	154,994
6.75%, 12/15/2037	305,000	396,166
Anthem, Inc.
3.13%, 05/15/2022	492,000	491,444
3.30%, 01/15/2023	105,000	105,074
4.65%, 01/15/2043	38,000	38,053
Cardinal Health, Inc.
3.75%, 09/15/2025	75,000	77,225
4.90%, 09/15/2045	45,000	46,957
Express Scripts Holding Co.
3.00%, 07/15/2023	51,000	49,111
4.50%, 02/25/2026	367,000	374,633
4.80%, 07/15/2046	62,000	57,974
Laboratory Corp. of America Holdings
3.20%, 02/01/2022	170,000	171,912
Mayo Clinic
4.13%, 11/15/2052	198,000	194,678
Providence St. Joseph Health Obligated Group
2.75%, 10/01/2026	168,000	158,691
Quest Diagnostics, Inc.
3.45%, 06/01/2026	75,000	73,875
Texas Health Resources
4.33%, 11/15/2055	175,000	176,627
UnitedHealth Group, Inc.
2.13%, 03/15/2021	300,000	297,361
3.10%, 03/15/2026	281,000	276,615

The notes are an integral part of this report. Transamerica Funds	Page 13	January 31, 2017 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. (continued)
3.35%, 07/15/2022	$ 84,000	$ 86,646
3.38%, 11/15/2021	412,000	427,276
4.63%, 07/15/2035	234,000	253,996

		3,998,587

Hotels, Restaurants & Leisure - 0.0% (I)
McDonald’s Corp.
4.70%, 12/09/2035, MTN	465,000	485,425
6.30%, 10/15/2037, MTN	81,000	101,761

		587,186

Household Products - 0.0% (I)
Kimberly-Clark Corp.
2.40%, 03/01/2022	68,000	67,696

Independent Power & Renewable Electricity Producers - 0.1%
Exelon Generation Co. LLC
4.25%, 06/15/2022 (H)	599,000	622,553
5.75%, 10/01/2041	86,000	81,701
PSEG Power LLC
4.15%, 09/15/2021	242,000	252,447

		956,701

Industrial Conglomerates - 0.1%
General Electric Co.
3.10%, 01/09/2023, MTN	287,000	293,896
4.65%, 10/17/2021, MTN	258,000	283,664
5.50%, 01/08/2020, MTN	510,000	561,743
6.00%, 08/07/2019, MTN	121,000	133,501
6.75%, 03/15/2032, MTN	139,000	186,147
Koninklijke Philips NV
3.75%, 03/15/2022	200,000	208,141

		1,667,092

Insurance - 1.0%
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (B)	800,000	1,019,348
American International Group, Inc.
4.13%, 02/15/2024	200,000	207,840
Aon Corp.
6.25%, 09/30/2040	83,000	100,457
Aon PLC
3.88%, 12/15/2025	268,000	274,048
Berkshire Hathaway Finance Corp.
4.40%, 05/15/2042	268,000	281,329
5.75%, 01/15/2040	100,000	123,444
Chubb INA Holdings, Inc.
2.88%, 11/03/2022	130,000	131,042
3.15%, 03/15/2025	275,000	274,415
3.35%, 05/15/2024	250,000	254,219
CNA Financial Corp.
3.95%, 05/15/2024	164,000	166,151
4.50%, 03/01/2026	119,000	124,191
Dai-ichi Life Insurance Co., Ltd.
4.00% (A), 07/24/2026 (B) (J)	421,000	396,792
Guardian Life Insurance Co. of America
4.85%, 01/24/2077 (B)	83,000	80,951
Jackson National Life Global Funding
3.05%, 04/29/2026 (B)	303,000	289,281
3.25%, 01/30/2024 (B)	115,000	115,673
Liberty Mutual Group, Inc.
4.95%, 05/01/2022 (B)	200,000	217,322
6.50%, 03/15/2035 (B)	300,000	360,898
Liberty Mutual Insurance Co.
7.88%, 10/15/2026 (B)	200,000	250,243

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Lincoln National Corp.
4.00%, 09/01/2023 (H)	$ 300,000	$ 312,017
4.20%, 03/15/2022	211,000	222,358
6.15%, 04/07/2036	14,000	16,405
Marsh & McLennan Cos., Inc.
2.35%, 03/06/2020	176,000	176,220
2.75%, 01/30/2022	36,000	35,969
3.30%, 03/14/2023	99,000	100,618
3.50%, 06/03/2024	100,000	101,603
4.05%, 10/15/2023	250,000	262,937
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 (B)	147,000	163,695
8.88%, 06/01/2039 (B)	170,000	261,151
MassMutual Global Funding II
2.00%, 04/05/2017 (B)	170,000	170,252
MetLife, Inc.
3.00%, 03/01/2025	200,000	195,856
Metropolitan Life Global Funding I
3.88%, 04/11/2022 (B)	720,000	759,244
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039 (B)	320,000	495,596
New York Life Global Funding
2.00%, 04/13/2021 (B)	96,000	94,177
2.15%, 06/18/2019 (B)	350,000	351,964
2.35%, 07/14/2026 (B)	226,000	211,143
Pacific Life Global Funding
5.00%, 05/15/2017 (B)	100,000	101,042
Pacific Life Insurance Co.
9.25%, 06/15/2039 (B)	380,000	573,676
Principal Life Global Funding II
2.25%, 10/15/2018 (B)	200,000	201,638
Progressive Corp.
2.45%, 01/15/2027	320,000	297,679
Prudential Financial, Inc.
5.75%, 07/15/2033, MTN	130,000	150,850
Prudential Insurance Co. of America
8.30%, 07/01/2025 (B)	900,000	1,167,387
Reliance Standard Life Global Funding II
2.50%, 01/15/2020 (B)	130,000	129,947
3.05%, 01/20/2021 (B)	298,000	300,412
Teachers Insurance & Annuity Association of America
4.90%, 09/15/2044 (B)	150,000	162,078
Travelers Property Casualty Corp.
7.75%, 04/15/2026	450,000	586,838

		12,270,396

Internet & Direct Marketing Retail - 0.0% (I)
Amazon.com, Inc.
3.80%, 12/05/2024	263,000	276,225
4.80%, 12/05/2034	215,000	238,726

		514,951

Internet Software & Services - 0.1%
eBay, Inc.
2.60%, 07/15/2022	537,000	521,336
4.00%, 07/15/2042	133,000	111,958

		633,294

IT Services - 0.2%
HP Enterprise Services LLC
7.45%, 10/15/2029	500,000	597,501
International Business Machines Corp.
1.80%, 05/17/2019 (H)	315,000	315,963
2.25%, 02/19/2021	277,000	276,791

The notes are an integral part of this report. Transamerica Funds	Page 14	January 31, 2017 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services (continued)
International Business Machines Corp. (continued)
4.00%, 06/20/2042 (H)	$ 169,000	$ 167,912
7.00%, 10/30/2025	508,000	648,953

		2,007,120

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
2.95%, 09/19/2026	161,000	152,180
3.00%, 04/15/2023	45,000	44,465
3.15%, 01/15/2023	394,000	394,179
4.15%, 02/01/2024	217,000	227,542

		818,366

Machinery - 0.2%
Caterpillar Financial Services Corp.
1.93%, 10/01/2021 (B)	262,000	252,714
2.40%, 08/09/2026	270,000	253,230
7.15%, 02/15/2019, MTN	100,000	110,451
Caterpillar, Inc.
1.50%, 06/26/2017	115,000	115,173
2.60%, 06/26/2022	123,000	122,491
7.90%, 12/15/2018	250,000	278,289
Deere & Co.
2.60%, 06/08/2022	119,000	118,946
3.90%, 06/09/2042	107,000	108,042
Illinois Tool Works, Inc.
3.90%, 09/01/2042 (H)	624,000	626,576
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/2020	200,000	201,601
Pentair Finance SA
2.90%, 09/15/2018	131,000	132,661
4.65%, 09/15/2025	200,000	205,288
Roper Technologies, Inc.
3.00%, 12/15/2020	52,000	52,894
3.80%, 12/15/2026	107,000	106,735
Xylem, Inc.
3.25%, 11/01/2026	74,000	72,144
4.38%, 11/01/2046	80,000	78,515

		2,835,750

Media - 0.9%
21st Century Fox America, Inc.
6.20%, 12/15/2034	250,000	293,617
7.25%, 05/18/2018	155,000	165,678
7.30%, 04/30/2028	130,000	166,411
7.70%, 10/30/2025	300,000	385,660
8.88%, 04/26/2023	200,000	261,446
CBS Corp.
2.90%, 01/15/2027	250,000	229,432
3.70%, 08/15/2024	63,000	63,049
4.00%, 01/15/2026	208,000	210,407
4.85%, 07/01/2042	150,000	148,746
Charter Communications Operating LLC / Charter Communications Operating Capital
4.46%, 07/23/2022	391,000	408,804
6.38%, 10/23/2035	114,000	128,541
6.83%, 10/23/2055	150,000	176,182
Comcast Cable Holdings LLC
10.13%, 04/15/2022	414,000	539,247
Comcast Corp.
6.50%, 11/15/2035	511,000	656,246
7.05%, 03/15/2033	1,300,000	1,728,463
Cox Communications, Inc.
3.35%, 09/15/2026 (B)	134,000	127,583
4.80%, 02/01/2035 (B)	450,000	414,865

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Cox Enterprises, Inc.
7.38%, 07/15/2027 (B)	$ 200,000	$ 231,701
Discovery Communications LLC
4.38%, 06/15/2021	344,000	362,666
Historic TW, Inc.
9.15%, 02/01/2023	200,000	258,434
NBCUniversal Media LLC
5.95%, 04/01/2041	210,000	256,401
SES SA
3.60%, 04/04/2023 (B)	100,000	98,497
TCI Communications, Inc.
7.13%, 02/15/2028	100,000	132,074
Thomson Reuters Corp.
3.95%, 09/30/2021	400,000	415,044
4.70%, 10/15/2019	75,000	79,404
Time Warner Cable LLC
6.75%, 07/01/2018	40,000	42,581
7.30%, 07/01/2038	90,000	110,179
Time Warner Cos., Inc.
7.57%, 02/01/2024	45,000	55,423
Time Warner Entertainment Co., LP
8.38%, 07/15/2033	250,000	328,064
Time Warner, Inc.
3.55%, 06/01/2024	300,000	296,274
3.60%, 07/15/2025	155,000	151,943
4.75%, 03/29/2021	140,000	149,856
6.25%, 03/29/2041	37,000	43,603
Viacom, Inc.
3.88%, 04/01/2024	606,000	587,592
6.88%, 04/30/2036	250,000	266,314
Walt Disney Co.
3.00%, 02/13/2026	750,000	740,429

		10,710,856

Metals & Mining - 0.2%
BHP Billiton Finance USA, Ltd.
2.05%, 09/30/2018	82,000	82,398
3.25%, 11/21/2021	670,000	692,513
4.13%, 02/24/2042	300,000	297,940
6.50%, 04/01/2019	270,000	296,843
Freeport-McMoRan, Inc.
5.40%, 11/14/2034	360,000	314,438
Nucor Corp.
4.00%, 08/01/2023	63,000	66,391
6.40%, 12/01/2037	260,000	331,641
Placer Dome, Inc.
6.45%, 10/15/2035	399,000	427,516

		2,509,680

Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co.
3.75%, 11/15/2023	780,000	818,143
6.13%, 04/01/2036	310,000	387,768
CMS Energy Corp.
3.00%, 05/15/2026	73,000	70,013
3.88%, 03/01/2024	150,000	155,083
Consolidated Edison Co. of New York, Inc.
5.70%, 06/15/2040	154,000	187,585
Consumers Energy Co.
2.85%, 05/15/2022	121,000	122,786
3.25%, 08/15/2046	95,000	83,992
6.70%, 09/15/2019	100,000	111,994
Delmarva Power & Light Co.
4.00%, 06/01/2042	294,000	290,156
4.15%, 05/15/2045	270,000	273,876

The notes are an integral part of this report. Transamerica Funds	Page 15	January 31, 2017 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities (continued)
Dominion Resources, Inc.
2.75%, 01/15/2022	$ 165,000	$ 164,637
4.90%, 08/01/2041	103,000	108,770
5.25%, 08/01/2033	500,000	544,826
6.40%, 06/15/2018	170,000	180,174
DTE Electric Co.
2.65%, 06/15/2022	68,000	68,319
3.70%, 03/15/2045	114,000	109,373
3.95%, 06/15/2042	101,000	99,453
DTE Energy Co.
3.85%, 12/01/2023	252,000	261,241
6.38%, 04/15/2033	130,000	160,846
Public Service Co. of Colorado
2.25%, 09/15/2022	137,000	134,457
3.20%, 11/15/2020	56,000	58,000
3.55%, 06/15/2046	37,000	33,824
Public Service Co. of New Hampshire
3.50%, 11/01/2023	60,000	61,449
Public Service Co. of Oklahoma
5.15%, 12/01/2019	133,000	143,421
Public Service Electric & Gas Co.
2.25%, 09/15/2026, MTN	140,000	129,919
3.65%, 09/01/2042, MTN	138,000	131,841
5.38%, 11/01/2039, MTN	28,000	32,914
San Diego Gas & Electric Co.
6.00%, 06/01/2026	320,000	388,130
6.13%, 09/15/2037	100,000	127,984
Sempra Energy
6.00%, 10/15/2039	150,000	178,291
9.80%, 02/15/2019	400,000	462,092
WEC Energy Group, Inc.
3.55%, 06/15/2025	115,000	116,891

		6,198,248

Multiline Retail - 0.1%
Macy’s Retail Holdings, Inc.
4.38%, 09/01/2023	75,000	75,284
5.13%, 01/15/2042	100,000	84,744
6.38%, 03/15/2037	450,000	448,023
6.90%, 04/01/2029	200,000	218,068
7.45%, 07/15/2017	240,000	246,448
Nordstrom, Inc.
4.00%, 10/15/2021 (H)	301,000	311,493
Target Corp.
2.50%, 04/15/2026	300,000	282,455

		1,666,515

Oil, Gas & Consumable Fuels - 2.6%
Anadarko Holding Co.
7.15%, 05/15/2028	552,000	668,147
Anadarko Petroleum Corp.
8.70%, 03/15/2019	150,000	170,560
Apache Corp.
3.25%, 04/15/2022	111,000	113,119
4.75%, 04/15/2043	268,000	274,173
6.90%, 09/15/2018	180,000	194,154
BG Energy Capital PLC
5.13%, 10/15/2041 (B)	200,000	218,434
BP Capital Markets PLC
1.85%, 05/05/2017	429,000	429,816
3.02%, 01/16/2027	157,000	150,309
3.12%, 05/04/2026	231,000	223,504
3.25%, 05/06/2022	462,000	471,986
3.81%, 02/10/2024	224,000	232,174
Buckeye Partners, LP
3.95%, 12/01/2026	63,000	61,788
4.15%, 07/01/2023	68,000	69,476

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Buckeye Partners, LP (continued)
4.35%, 10/15/2024	$ 80,000	$ 81,916
4.88%, 02/01/2021	200,000	213,018
5.85%, 11/15/2043	150,000	157,833
Burlington Resources Finance Co.
7.40%, 12/01/2031	290,000	383,966
Canadian Natural Resources, Ltd.
3.80%, 04/15/2024	200,000	200,595
5.85%, 02/01/2035	150,000	163,288
6.45%, 06/30/2033	299,000	342,684
Cenovus Energy, Inc.
3.00%, 08/15/2022	91,000	88,686
4.45%, 09/15/2042	162,000	144,634
6.75%, 11/15/2039	61,000	68,528
Chevron Corp.
2.10%, 05/16/2021	400,000	396,140
2.36%, 12/05/2022	80,000	78,646
2.57%, 05/16/2023	600,000	593,377
3.19%, 06/24/2023	47,000	48,133
CNOOC Finance Pty, Ltd.
2.63%, 05/05/2020	328,000	326,758
CNOOC Finance, Ltd.
3.00%, 05/09/2023	254,000	246,219
ConocoPhillips
6.65%, 07/15/2018	350,000	373,687
ConocoPhillips Co.
4.20%, 03/15/2021	105,000	111,173
ConocoPhillips Holding Co.
6.95%, 04/15/2029	315,000	400,628
Devon Energy Corp.
3.25%, 05/15/2022 (H)	150,000	150,514
4.75%, 05/15/2042	224,000	216,862
Ecopetrol SA
5.38%, 06/26/2026	135,000	135,000
5.88%, 09/18/2023	113,000	120,627
Enbridge, Inc.
5.50%, 12/01/2046	200,000	216,182
Encana Corp.
6.50%, 05/15/2019	150,000	162,937
Energy Transfer Partners, LP
3.60%, 02/01/2023	234,000	234,495
4.05%, 03/15/2025	136,000	134,874
4.20%, 04/15/2027 (H)	173,000	171,625
5.30%, 04/15/2047	188,000	185,057
6.05%, 06/01/2041	350,000	372,765
6.50%, 02/01/2042	45,000	50,761
Eni SpA
5.70%, 10/01/2040 (B)	900,000	914,927
EnLink Midstream Partners, LP
4.15%, 06/01/2025	130,000	127,749
Enterprise Products Operating LLC
3.35%, 03/15/2023	150,000	152,338
3.70%, 02/15/2026	127,000	127,570
3.75%, 02/15/2025	74,000	75,009
3.90%, 02/15/2024	362,000	373,137
3.95%, 02/15/2027	153,000	156,013
4.85%, 03/15/2044	45,000	45,880
4.95%, 10/15/2054	33,000	33,007
5.10%, 02/15/2045	32,000	33,759
5.95%, 02/01/2041	45,000	51,820
7.55%, 04/15/2038	320,000	424,747
EOG Resources, Inc.
2.63%, 03/15/2023	236,000	229,906
4.10%, 02/01/2021	300,000	316,309
4.15%, 01/15/2026	80,000	83,728
5.10%, 01/15/2036	392,000	434,203
Exxon Mobil Corp.
2.40%, 03/06/2022	166,000	165,571

The notes are an integral part of this report. Transamerica Funds	Page 16	January 31, 2017 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp. (continued)
2.73%, 03/01/2023	$ 605,000	$ 606,886
4.11%, 03/01/2046	294,000	299,525
Hess Corp.
6.00%, 01/15/2040	290,000	305,942
Kerr-McGee Corp.
7.88%, 09/15/2031	300,000	388,634
Magellan Midstream Partners, LP
3.20%, 03/15/2025	80,000	77,494
4.25%, 09/15/2046	148,000	139,444
Marathon Oil Corp.
2.80%, 11/01/2022	170,000	164,227
Noble Energy, Inc.
4.15%, 12/15/2021	120,000	125,669
5.63%, 05/01/2021	330,000	342,445
Occidental Petroleum Corp.
2.70%, 02/15/2023	400,000	396,313
3.40%, 04/15/2026	123,000	122,988
3.50%, 06/15/2025	91,000	92,322
ONEOK Partners, LP
3.20%, 09/15/2018	105,000	107,180
3.38%, 10/01/2022	30,000	30,196
4.90%, 03/15/2025	800,000	859,822
5.00%, 09/15/2023 (H)	65,000	70,654
6.65%, 10/01/2036	220,000	252,470
8.63%, 03/01/2019	150,000	168,702
Petro-Canada
5.35%, 07/15/2033	100,000	112,007
6.05%, 05/15/2018	312,000	328,647
7.88%, 06/15/2026	100,000	129,553
Petroleos Mexicanos
4.50%, 01/23/2026 (H)	122,000	110,959
4.63%, 09/21/2023 (H)	450,000	438,750
4.88%, 01/18/2024	81,000	78,165
5.63%, 01/23/2046	77,000	64,237
6.38%, 02/04/2021 - 01/23/2045	513,000	508,773
6.50%, 03/13/2027 (B)	470,000	483,371
6.75%, 09/21/2047	403,000	380,311
6.88%, 08/04/2026 (H)	359,000	380,109
Phillips 66
2.95%, 05/01/2017	161,000	161,684
4.30%, 04/01/2022	130,000	139,573
Phillips 66 Partners, LP
3.55%, 10/01/2026	66,000	64,101
4.90%, 10/01/2046	144,000	139,917
Plains All American Pipeline, LP / PAA Finance Corp.
2.60%, 12/15/2019	97,000	97,118
4.30%, 01/31/2043	222,000	188,339
4.50%, 12/15/2026	66,000	66,789
4.65%, 10/15/2025	450,000	459,900
Shell International Finance BV
2.88%, 05/10/2026	853,000	818,594
3.75%, 09/12/2046	444,000	412,172
4.00%, 05/10/2046	888,000	849,050
4.13%, 05/11/2035	158,000	160,077
4.30%, 09/22/2019	300,000	318,422
4.38%, 03/25/2020	410,000	437,749
6.38%, 12/15/2038	100,000	128,674
Sinopec Group Overseas Development, Ltd.
3.90%, 05/17/2022 (B)	200,000	206,509
Spectra Energy Capital LLC
3.30%, 03/15/2023	100,000	98,079
7.50%, 09/15/2038	125,000	154,686
Spectra Energy Partners, LP
3.50%, 03/15/2025	633,000	621,960

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Statoil ASA
3.15%, 01/23/2022	$ 313,000	$ 320,386
4.25%, 11/23/2041	236,000	238,567
Suncor Energy, Inc.
5.95%, 12/01/2034	550,000	656,630
6.10%, 06/01/2018	250,000	263,927
Sunoco Logistics Partners Operations, LP
3.90%, 07/15/2026	195,000	190,658
5.50%, 02/15/2020	250,000	271,315
5.95%, 12/01/2025	150,000	167,909
6.10%, 02/15/2042	500,000	531,865
Tosco Corp.
7.80%, 01/01/2027	160,000	206,732
8.13%, 02/15/2030	230,000	315,656
Total Capital Canada, Ltd.
2.75%, 07/15/2023	160,000	158,980
Total Capital International SA
2.70%, 01/25/2023	688,000	685,648
3.75%, 04/10/2024	82,000	85,723
TransCanada PipeLines, Ltd.
2.50%, 08/01/2022	115,000	113,074
3.13%, 01/15/2019	149,000	151,998
3.75%, 10/16/2023 (H)	135,000	140,358
4.88%, 01/15/2026	370,000	411,463
6.50%, 08/15/2018	175,000	186,854
Valero Energy Corp.
7.50%, 04/15/2032	100,000	126,995
Western Gas Partners, LP
4.65%, 07/01/2026	152,000	157,846
5.45%, 04/01/2044	97,000	101,101
Williams Partners, LP / ACMP Finance Corp.
4.88%, 05/15/2023	400,000	412,567

		32,580,361

Pharmaceuticals - 0.5%
Actavis Funding SCS
3.45%, 03/15/2022	211,000	213,567
4.55%, 03/15/2035	885,000	872,564
Allergan, Inc.
2.80%, 03/15/2023	162,000	156,314
3.38%, 09/15/2020	125,000	128,246
Baxalta, Inc.
3.60%, 06/23/2022	67,000	67,945
5.25%, 06/23/2045	33,000	35,103
Bayer US Finance LLC
3.38%, 10/08/2024 (B)	200,000	199,740
Johnson & Johnson
3.55%, 03/01/2036	93,000	91,830
4.38%, 12/05/2033	99,000	108,033
Merck & Co., Inc.
2.35%, 02/10/2022	43,000	42,741
3.70%, 02/10/2045	20,000	18,944
Mylan NV
3.95%, 06/15/2026 (B)	185,000	175,119
5.25%, 06/15/2046 (B)	127,000	119,365
Mylan, Inc.
3.13%, 01/15/2023 (B)	460,000	438,938
5.40%, 11/29/2043	100,000	95,982
Novartis Capital Corp.
2.40%, 09/21/2022	160,000	158,597
3.40%, 05/06/2024	395,000	406,623
Pfizer, Inc.
3.00%, 12/15/2026	412,000	404,821
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	334,000	319,088

The notes are an integral part of this report. Transamerica Funds	Page 17	January 31, 2017 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/2036 (H)	$ 670,000	$ 737,496
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021	181,000	182,916
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/2021	238,000	226,745
2.80%, 07/21/2023	137,000	128,140
4.10%, 10/01/2046	60,000	50,628
Zoetis, Inc.
3.25%, 02/01/2023	200,000	200,559
3.45%, 11/13/2020	37,000	38,106
4.50%, 11/13/2025	284,000	303,054

		5,921,204

Professional Services - 0.0% (I)
Equifax, Inc.
2.30%, 06/01/2021	127,000	125,037
Total System Services, Inc.
3.75%, 06/01/2023	165,000	166,317

		291,354

Road & Rail - 0.3%
Aviation Capital Group Corp.
2.88%, 01/20/2022 (B)	300,000	297,796
Burlington Northern Santa Fe LLC
3.45%, 09/15/2021	251,000	261,534
3.60%, 09/01/2020	125,000	130,599
4.40%, 03/15/2042	130,000	134,336
5.75%, 05/01/2040	300,000	367,598
7.29%, 06/01/2036	90,000	124,308
Canadian National Railway Co.
5.85%, 11/15/2017	180,000	186,430
Canadian Pacific Railway Co.
6.13%, 09/15/2115	264,000	311,132
CSX Corp.
3.95%, 05/01/2050	42,000	38,276
4.25%, 06/01/2021	65,000	69,249
6.00%, 10/01/2036, MTN	340,000	406,941
Norfolk Southern Corp.
3.25%, 12/01/2021	166,000	170,740
3.85%, 01/15/2024	266,000	277,159
6.00%, 03/15/2105	160,000	186,022
7.05%, 05/01/2037	130,000	171,595
Union Pacific Corp.
2.95%, 01/15/2023	43,000	43,623
4.16%, 07/15/2022	306,000	329,345
4.30%, 06/15/2042	148,000	152,558

		3,659,241

Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc.
4.50%, 12/05/2036	76,000	75,341
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.63%, 01/15/2024 (B)	663,000	663,840
3.88%, 01/15/2027 (B)	617,000	612,295
Intel Corp.
3.10%, 07/29/2022	120,000	123,384
3.30%, 10/01/2021	130,000	135,406
3.70%, 07/29/2025	97,000	101,841
4.10%, 05/19/2046	224,000	221,903
4.80%, 10/01/2041	150,000	165,837

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
National Semiconductor Corp.
6.60%, 06/15/2017	$ 200,000	$ 204,060

		2,303,907

Software - 0.5%
Intuit, Inc.
5.75%, 03/15/2017	70,000	70,394
Microsoft Corp.
2.38%, 02/12/2022 - 05/01/2023	125,000	123,831
2.88%, 02/06/2024 (F)	301,000	300,268
3.30%, 02/06/2027 (F)	279,000	279,066
3.50%, 02/12/2035	277,000	260,808
3.63%, 12/15/2023	311,000	325,466
4.00%, 02/12/2055	81,000	74,838
4.10%, 02/06/2037 (F)	489,000	494,902
4.20%, 11/03/2035	103,000	106,334
4.50%, 10/01/2040	70,000	73,620
4.50%, 02/06/2057 (F)	381,000	384,026
4.75%, 11/03/2055	436,000	462,231
Oracle Corp.
2.38%, 01/15/2019 (H)	182,000	184,713
2.40%, 09/15/2023	324,000	312,860
2.50%, 10/15/2022	480,000	474,337
2.95%, 05/15/2025	200,000	195,069
3.90%, 05/15/2035	60,000	59,011
4.30%, 07/08/2034	636,000	653,562
5.00%, 07/08/2019	100,000	107,821
5.38%, 07/15/2040	123,000	143,364
6.13%, 07/08/2039	731,000	921,843

		6,008,364

Specialty Retail - 0.1%
Bed Bath & Beyond, Inc.
4.92%, 08/01/2034 (H)	110,000	102,971
Home Depot, Inc.
2.13%, 09/15/2026	103,000	94,652
2.63%, 06/01/2022	177,000	178,215
3.00%, 04/01/2026	212,000	210,196
3.50%, 09/15/2056	71,000	61,336
4.20%, 04/01/2043	145,000	148,530
Lowe’s Cos., Inc.
3.38%, 09/15/2025	119,000	120,845
5.50%, 10/15/2035	140,000	164,138
7.11%, 05/15/2037, MTN	120,000	162,009

		1,242,892

Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.
1.28% (A), 05/03/2018	297,000	297,823
2.15%, 02/09/2022	327,000	320,615
2.40%, 05/03/2023	494,000	483,272
2.45%, 08/04/2026	296,000	275,408
2.85%, 05/06/2021	302,000	308,505
3.20%, 05/13/2025	160,000	160,467
3.25%, 02/23/2026	266,000	264,759
3.45%, 05/06/2024 - 02/09/2045	549,000	546,077
3.85%, 08/04/2046	207,000	192,390
4.50%, 02/23/2036	340,000	368,039
4.65%, 02/23/2046	119,000	125,245
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
4.42%, 06/15/2021 (B)	252,000	262,267
5.45%, 06/15/2023 (B)	291,000	312,582
6.02%, 06/15/2026 (B)	257,000	277,478

The notes are an integral part of this report. Transamerica Funds	Page 18	January 31, 2017 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals (continued)
Xerox Corp.
4.50%, 05/15/2021	$ 80,000	$ 82,973
5.63%, 12/15/2019	228,000	245,432

		4,523,332

Trading Companies & Distributors - 0.1%
Air Lease Corp.
2.13%, 01/15/2020	445,000	439,526
3.00%, 09/15/2023	258,000	250,325
3.88%, 04/01/2021	220,000	227,700
WW Grainger, Inc.
3.75%, 05/15/2046	125,000	115,520
4.60%, 06/15/2045	198,000	212,264

		1,245,335

Transportation Infrastructure - 0.1%
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.38%, 02/01/2022 (B)	233,000	235,425
4.88%, 07/11/2022 (B)	500,000	538,163
Ryder System, Inc.
2.50%, 03/01/2017 - 05/11/2020, MTN	598,000	600,020
3.45%, 11/15/2021, MTN	42,000	43,108

		1,416,716

Water Utilities - 0.0% (I)
American Water Capital Corp.
3.85%, 03/01/2024	300,000	315,450
4.00%, 12/01/2046	172,000	172,216

		487,666

Wireless Telecommunication Services - 0.2%
America Movil SAB de CV
3.13%, 07/16/2022	236,000	232,265
Crown Castle Towers LLC
3.22%, 05/15/2042 (B)	200,000	202,166
Rogers Communications, Inc.
4.10%, 10/01/2023	213,000	224,084
5.45%, 10/01/2043	95,000	106,350
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC
3.36%, 03/20/2023 (B)	809,000	810,011
Vodafone Group PLC
1.50%, 02/19/2018	238,000	237,504
1.63%, 03/20/2017	232,000	232,177
2.95%, 02/19/2023	75,000	72,948

		2,117,505

Total Corporate Debt Securities (Cost $308,924,461)		313,260,805

FOREIGN GOVERNMENT OBLIGATIONS - 0.7%
Canada - 0.0% (I)
Province of Quebec
6.35%, 01/30/2026, MTN	285,000	352,624

Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024	300,000	304,950
5.00%, 06/15/2045	200,000	194,700
7.38%, 09/18/2037	200,000	248,000

		747,650

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Israel - 0.2%
Israel Government AID Bond
Series 2010-Z,
Zero Coupon, 02/15/2025	$ 2,250,000	$ 1,761,966
Series 2011-Z,
Zero Coupon, 11/15/2026	1,400,000	1,019,446

		2,781,412

Mexico - 0.3%
Mexico Government International Bond
4.13%, 01/21/2026	865,000	867,595
4.35%, 01/15/2047	183,000	158,075
5.55%, 01/21/2045	190,000	194,275
5.75%, 10/12/2110	550,000	511,022
3.50%, 01/21/2021, MTN (H)	731,000	746,351
4.75%, 03/08/2044, MTN	688,000	631,240

		3,108,558

Peru - 0.0% (I)
Peru Government International Bond
5.63%, 11/18/2050	45,000	51,975

Poland - 0.0% (I)
Republic of Poland Government International Bond
3.25%, 04/06/2026	115,000	111,444
4.00%, 01/22/2024	333,000	343,656

		455,100

Supranational - 0.1%
African Development Bank
8.80%, 09/01/2019	500,000	587,698

Turkey - 0.0% (I)
Turkey Government International Bond
5.75%, 03/22/2024	365,000	367,738

Total Foreign Government Obligations (Cost $8,553,482)		8,452,755

MORTGAGE-BACKED SECURITIES - 3.8%
A10 Securitization LLC
Series 2015-1, Class A1,
2.10%, 04/15/2034 (B)	221,956	221,313
A10 Term Asset Financing LLC
Series 2013-2, Class A,
2.62%, 11/15/2027 (B)	229,193	228,477
Series 2013-2, Class B,
4.38%, 11/15/2027 (B)	250,000	248,430
Series 2014-1, Class A2,
3.02%, 04/15/2033 (B)	581,114	578,418
Access Point Funding Trust
Series 2016-1, Class A,
6.25%, 02/16/2021 (B) (C)	767,883	767,056
Ajax Mortgage Loan Trust
Series 2015-B, Class A,
3.88% (A), 07/25/2060 (B)	369,041	368,440
American General Mortgage Loan Trust
Series 2006-1, Class A5,
5.75% (A), 12/25/2035 (B)	27,425	28,239
Angel Oak Mortgage Trust LLC
Series 2015-1, Class A,
4.50% (A), 11/25/2045 (B)	256,354	257,613
ASG Resecuritization Trust
Series 2009-1, Class A60,
2.61% (A), 06/26/2037 (B)	6,775	6,749
Series 2009-3, Class A65,
2.49% (A), 03/26/2037 (B)	248,375	247,691
Series 2011-1, Class 3A50,
3.33% (A), 11/28/2035 (B)	195,541	193,683

The notes are an integral part of this report. Transamerica Funds	Page 19	January 31, 2017 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BAMLL Re-REMIC Trust
Series 2015-FR11, Class A705,
1.86% (A), 09/27/2044 (B)	$ 1,463,000	$ 1,412,992
Banc of America Alternative Loan Trust
Series 2003-11, Class 1A1,
6.00%, 01/25/2034	67,341	68,929
Series 2003-11, Class 2A1,
6.00%, 01/25/2034	81,850	83,907
Series 2004-1, Class 1A1,
6.00%, 02/25/2034	231,967	246,127
Series 2004-1, Class 5A1,
5.50%, 02/25/2019	9,607	9,607
Series 2004-8, Class 3A1,
5.50%, 09/25/2019	17,700	17,373
Banc of America Commercial Mortgage Trust
Series 2006-3, Class A4,
5.89% (A), 07/10/2044	7,673	7,662
Banc of America Funding Trust
Series 2004-3, Class 1A1,
5.50%, 10/25/2034	169,293	173,307
Series 2004-C, Class 1A1,
3.19% (A), 12/20/2034	57,936	56,946
Series 2005-E, Class 4A1,
3.10% (A), 03/20/2035	753,869	758,006
Series 2010-R11A, Class 1A6,
4.97% (A), 08/26/2035 (B)	75,177	75,147
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2005-3, Class AM,
4.73%, 07/10/2043	78,242	78,296
Banc of America Mortgage Trust
Series 2003-C, Class 3A1,
3.18% (A), 04/25/2033	57,350	57,958
Series 2003-E, Class 2A2,
3.28% (A), 06/25/2033	180,138	179,851
Series 2004-3, Class 3A1,
5.00%, 04/25/2019	11,895	11,979
Series 2004-5, Class 4A1,
4.75%, 06/25/2019	7,342	7,332
Series 2004-C, Class 2A2,
3.21% (A), 04/25/2034	280,377	279,318
BCAP LLC Trust
Series 2009-RR13, Class 17A2,
5.50% (A), 04/26/2037 (B)	17,708	17,684
Series 2009-RR14, Class 3A2,
2.92% (A), 08/26/2035 (B)	83,135	83,108
Series 2009-RR5, Class 8A1,
5.50%, 11/26/2034 (B)	93,393	95,691
Series 2010-RR12, Class 2A5,
3.25% (A), 01/26/2036 (B)	105,328	104,726
Series 2010-RR5, Class 2A5,
5.40% (A), 04/26/2037 (B)	19,347	19,322
Series 2010-RR7, Class 1A5,
3.14% (A), 04/26/2035 (B)	24,006	23,927
Series 2010-RR7, Class 2A1,
2.64% (A), 07/26/2045 (B)	506,529	503,761
Series 2010-RR8, Class 3A4,
3.09% (A), 05/26/2035 (B)	149,891	149,024
Series 2011-RR4, Class 6A3,
5.00% (A), 08/26/2037 (B)	227,668	228,748
Series 2011-RR5, Class 11A3,
0.91% (A), 05/28/2036 (B)	13,435	13,420
Series 2012-RR3, Class 2A5,
2.47% (A), 05/26/2037 (B)	150,572	150,572

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Alt-A Trust
Series 2005-2, Class 1A1,
1.27% (A), 03/25/2035	$ 139,478	$ 136,767
Bear Stearns ARM Trust
Series 2003-4, Class 3A1,
3.13% (A), 07/25/2033	66,801	66,962
Series 2004-2, Class 14A,
3.31% (A), 05/25/2034	45,675	45,474
Bear Stearns Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2005-PWR8, Class X1,
0.40% (A), 06/11/2041 (B)	152,564	2
CD Commercial Mortgage Trust, Interest Only STRIPS
Series 2007-CD4, Class XC,
0.36% (A), 12/11/2049 (B)	7,439,460	3,156
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3,
3.22% (A), 02/25/2037	998,553	989,872
Series 2007-A1, Class 2A1,
3.08% (A), 02/25/2037	206,788	206,854
Series 2007-A1, Class 7A1,
3.04% (A), 02/25/2037	143,166	143,324
Series 2007-A1, Class 9A1,
3.23% (A), 02/25/2037	94,114	93,409
Series 2007-A2, Class 1A1,
3.11% (A), 07/25/2037	40,730	40,421
Series 2007-A2, Class 2A1,
3.18% (A), 07/25/2037	266,774	266,003
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26,
5.50%, 04/25/2034	182,247	182,708
Series 2004-3, Class A4,
5.75%, 04/25/2034	273,370	271,852
Series 2004-5, Class 1A4,
5.50%, 06/25/2034	264,230	272,703
Series 2004-8, Class 2A1,
4.50%, 06/25/2019	8,914	9,052
Series 2004-J4, Class 2A1,
5.00%, 05/25/2019	19,650	19,783
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-HYB1, Class A,
3.24% (A), 09/25/2033	149,132	148,403
Citigroup Mortgage Loan Trust
Series 2003-1, Class 3A4,
5.25%, 09/25/2033	125,371	124,679
Series 2005-2, Class 2A11,
5.50%, 05/25/2035	163,127	166,665
Series 2008-AR4, Class 1A1A,
3.08% (A), 11/25/2038 (B)	300,918	300,589
Series 2009-10, Class 1A1,
2.78% (A), 09/25/2033 (B)	332,082	335,113
Series 2009-11, Class 3A1,
5.75% (A), 05/25/2037 (B)	158,777	159,812
Series 2010-7, Class 10A1,
3.10% (A), 02/25/2035 (B)	15,403	15,365
Series 2010-8, Class 6A6,
4.50%, 12/25/2036 (B)	23,828	23,785
COBALT CMBS Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C1,
0.81% (A), 08/15/2048	1,499,988	16,605
COMM Mortgage Trust
Series 2015-CR25, Class A4,
3.76%, 08/10/2048	562,000	585,512

The notes are an integral part of this report. Transamerica Funds	Page 20	January 31, 2017 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Interest Only STRIPS
Series 2012-CR2, Class XA,
1.73% (A), 08/15/2045	$ 1,933,847	$ 139,097
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4,
5.25%, 09/25/2033	86,058	88,220
Series 2003-27, Class 5A4,
5.25%, 11/25/2033	145,076	146,913
Series 2003-29, Class 5A1,
7.00%, 12/25/2033	142,577	150,985
Series 2003-29, Class 8A1,
6.00%, 11/25/2018	28,314	28,869
Series 2003-AR15, Class 3A1,
3.25% (A), 06/25/2033	185,999	183,583
Series 2004-4, Class 2A4,
5.50%, 09/25/2034	221,488	230,617
Series 2004-5, Class 3A1,
5.25%, 08/25/2019	77,375	78,267
Series 2004-8, Class 1A4,
5.50%, 12/25/2034	227,433	236,979
Credit Suisse Mortgage Capital Certificates
Series 2009-3R, Class 19A3,
6.00%, 01/27/2038 (B)	27,318	27,450
CSMC OA LLC
Series 2014-USA, Class D,
4.37%, 09/15/2037 (B)	500,000	466,324
CSMC Trust
Series 2010-11R, Class A6,
1.78% (A), 06/28/2047 (B)	472,817	469,763
Series 2010-17R, Class 1A1,
3.02% (A), 06/26/2036 (B)	113,675	114,756
Series 2011-16R, Class 7A3,
3.05% (A), 12/27/2036 (B)	52,518	52,645
Series 2011-6R, Class 3A1,
3.52% (A), 07/28/2036 (B)	39,338	39,342
Series 2012-3R, Class 1A1,
2.77% (A), 07/27/2037 (B)	46,658	46,767
DBRR Trust, Interest Only STRIPS
Series 2011-C32, Class A3X1,
2.02% (A), 06/17/2049 (B)	4,821,679	6,745
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-1, Class 2A1,
5.86% (A), 02/25/2020	67,830	68,423
First Horizon Mortgage Pass-Through Trust
Series 2004-AR2, Class 2A1,
3.07% (A), 05/25/2034	228,435	226,199
GMACM Mortgage Loan Trust
Series 2003-AR1, Class A4,
3.62% (A), 10/19/2033	70,807	70,269
Series 2003-AR2, Class 2A4,
3.66% (A), 12/19/2033	487,421	480,937
Series 2004-J5, Class A7,
6.50%, 01/25/2035	525,965	542,764
Series 2004-J6, Class 1A1,
5.00%, 01/25/2020	29,312	29,816
GS Mortgage Securities Trust, Interest Only STRIPS
Series 2006-GG8, Class X,
0.73% (A), 11/10/2039 (B)	1,718,940	17
GSMPS Mortgage Loan Trust
Series 2005-RP3, Class 1AF,
1.12% (A), 09/25/2035 (B)	906,692	778,053

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GSMPS Mortgage Loan Trust, Interest Only STRIPS
Series 2005-RP3, Class 1AS,
3.93% (A), 09/25/2035 (B)	$ 680,019	$ 69,613
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4,
5.25%, 06/25/2033	460,899	469,183
Series 2004-8F, Class 2A3,
6.00%, 09/25/2034	338,029	345,237
Series 2005-5F, Class 8A3,
1.27% (A), 06/25/2035	22,235	21,102
HILT Mortgage Trust
Series 2014-ORL, Class A,
1.67% (A), 07/15/2029 (B)	1,750,000	1,744,157
Impac CMB Trust
Series 2005-4, Class 2A1,
1.37% (A), 05/25/2035	141,985	136,278
Impac Secured Assets CMN Owner Trust
Series 2003-2, Class A1,
5.50%, 08/25/2033	59,643	61,456
Impac Secured Assets Trust
Series 2006-1, Class 2A1,
1.12% (A), 05/25/2036	467,156	421,736
Series 2006-2, Class 2A1,
1.12% (A), 08/25/2036	189,380	186,686
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class A3SF,
0.92% (A), 05/15/2047	309,708	307,743
JPMorgan Chase Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2006-CB15, Class X1,
0.27% (A), 06/12/2043	7,783,105	13,196
JPMorgan Mortgage Trust
Series 2004-A3, Class 4A1,
3.21% (A), 07/25/2034	74,254	76,252
Series 2004-A4, Class 1A1,
3.29% (A), 09/25/2034	55,040	56,269
Series 2004-S1, Class 1A7,
5.00%, 09/25/2034	10,361	10,608
Series 2005-A1, Class 3A4,
3.24% (A), 02/25/2035	179,895	183,674
Series 2006-A2, Class 5A3,
3.13% (A), 11/25/2033	336,513	341,868
Series 2006-A3, Class 6A1,
3.19% (A), 08/25/2034	39,603	39,778
JPMorgan Resecuritization Trust
Series 2009-6, Class 4A1,
3.13% (A), 09/26/2036 (B)	7,516	7,522
LB-UBS Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C1, Class XCL,
0.00% (A), 02/15/2041 (B)	3,411,432	726
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
3.06% (A), 04/21/2034	393,460	403,662
Series 2004-13, Class 3A7,
3.05% (A), 11/21/2034	251,598	257,069
MASTR Alternative Loan Trust
Series 2003-9, Class 2A1,
6.00%, 12/25/2033	44,996	46,525
Series 2004-5, Class 5A1,
4.75%, 06/25/2019	24,239	24,330
MASTR Asset Securitization Trust
Series 2003-11, Class 9A6,
5.25%, 12/25/2033	388,724	392,612
Series 2003-2, Class 1A1,
5.00%, 03/25/2018	4,621	4,615

The notes are an integral part of this report. Transamerica Funds	Page 21	January 31, 2017 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
MASTR Asset Securitization Trust (continued)
Series 2003-3, Class 3A18,
5.50%, 04/25/2033	$ 74,477	$ 74,144
Series 2004-P7, Class A6,
5.50%, 12/27/2033 (B) (C)	117,364	121,352
MASTR Resecuritization Trust, Principal Only STRIPS
Series 2005, Class 3,
05/28/2035 (B)	26,541	21,077
Merrill Lynch Mortgage Investors Trust
Series 2003-A4, Class 2A,
3.17% (A), 07/25/2033	71,307	69,383
Series 2003-A5, Class 2A6,
3.06% (A), 08/25/2033	64,666	65,197
Series 2004-1, Class 2A1,
2.90% (A), 12/25/2034	256,409	257,157
Series 2004-A4, Class A2,
2.87% (A), 08/25/2034	111,915	114,022
Series 2004-D, Class A2,
1.95% (A), 09/25/2029	169,894	163,395
ML-CFC Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-4, Class XC,
0.67% (A), 12/12/2049 (B)	804,346	8
Morgan Stanley Capital I Trust
Series 2007-T27, Class A4,
5.64% (A), 06/11/2042	167,978	168,809
Series 2011-C3, Class A3,
4.05%, 07/15/2049	573,324	598,752
Morgan Stanley Capital I Trust, Interest Only STRIPS
Series 2006-IQ12, Class X1,
0.48% (A), 12/15/2043 (B)	4,425,780	44
Series 2006-T21, Class X,
0.06% (A), 10/12/2052 (B)	13,207,798	38,200
Series 2007-HQ11, Class X,
0.28% (A), 02/12/2044 (B)	15,060,939	18,826
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A,
5.67% (A), 04/25/2034	243,478	254,518
Morgan Stanley Re-REMIC Trust
Series 2012-IO, Class AXA,
1.00%, 03/27/2051 (B)	362,949	359,203
Series 2012-XA, Class A,
2.00%, 07/27/2049 (B)	194,404	193,432
Series 2012-XA, Class B,
0.25%, 07/27/2049 (B)	1,630,000	1,512,012
PFP, Ltd.
Series 2015-2, Class A,
2.22% (A), 07/14/2034 (B)	576,110	575,601
Series 2015-2, Class C,
4.02% (A), 07/14/2034 (B)	141,000	138,599
Series 2015-2, Class D,
4.77% (A), 07/14/2034 (B)	100,000	97,509
Prime Mortgage Trust
Series 2004-CL1, Class 1A1,
6.00%, 02/25/2034	91,147	95,146
Prime Mortgage Trust, Principal Only STRIPS
Series 2004-CL1, Class 1,
02/25/2034	4,701	3,905
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 2A1,
3.04% (A), 05/25/2035	170,707	165,178
RAIT Trust
Series 2015-FL4, Class A,
2.12% (A), 12/15/2031 (B)	168,157	168,682
Series 2015-FL5, Class B,
4.67% (A), 01/15/2031 (B)	395,000	395,980

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
RALI Trust
Series 2003-QS13, Class A5,
1.42% (A), 07/25/2033	$ 194,112	$ 183,369
Series 2003-QS18, Class A1,
5.00%, 09/25/2018	16,992	17,071
Series 2004-QS7, Class A4,
5.50%, 05/25/2034	249,944	253,711
RAMP Trust
Series 2004-SL2, Class A3,
7.00%, 10/25/2031	148,578	154,330
RBSSP Resecuritization Trust
Series 2009-1, Class 1A1,
6.50%, 02/26/2036 (B)	320,097	338,471
Series 2010-9, Class 7A5,
4.00% (A), 05/26/2037 (B)	28,130	28,110
Residential Asset Securitization Trust
Series 2002-A13, Class A4,
5.25%, 12/25/2017	2,084	2,057
Resource Capital Corp., Ltd.
Series 2015-CRE4, Class A,
2.17% (A), 08/15/2032 (B)	241,890	240,379
Series 2015-CRE4, Class B,
3.77% (A), 08/15/2032 (B)	230,000	216,488
RFMSI Trust
Series 2003-S20, Class 2A1,
4.75%, 12/25/2018	12,002	12,062
Sequoia Mortgage Trust
Series 2004-11, Class A1,
1.38% (A), 12/20/2034	356,110	348,968
Series 2004-11, Class A3,
1.38% (A), 12/20/2034	234,781	227,611
Series 2004-12, Class A3,
1.64% (A), 01/20/2035	144,696	132,955
Springleaf Mortgage Loan Trust
Series 2013-3A, Class A,
1.87% (A), 09/25/2057 (B)	358,257	358,240
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1,
1.43% (A), 10/19/2034	350,861	335,474
Structured Asset Securities Corp.
Series 2003-37A, Class 2A,
2.92% (A), 12/25/2033	89,356	88,956
Series 2004-4XS, Class 1A5,
5.60% (A), 02/25/2034	329,707	338,229
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-32, Class 1A1,
5.18% (A), 11/25/2033	47,594	47,544
Series 2003-33H, Class 1A1,
5.50%, 10/25/2033	73,715	75,140
Series 2003-35, Class 3A1,
1.27% (A), 12/25/2033	31,264	31,183
Series 2004-5H, Class A4,
5.54%, 12/25/2033	305,022	312,721
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1,
1.41% (A), 09/25/2043	176,120	169,457
Series 2004-1, Class II2A,
2.10% (A), 03/25/2044	83,384	81,170
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (B)	1,000,000	1,023,858

The notes are an integral part of this report. Transamerica Funds	Page 22	January 31, 2017 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4,
3.53%, 05/10/2063	$ 650,000	$ 680,502
UBS-Barclays Commercial Mortgage Trust, Interest Only STRIPS
Series 2012-C2, Class XA,
1.63% (A), 05/10/2063 (B)	5,650,213	273,309
VNDO Mortgage Trust
Series 2012-6AVE, Class A,
3.00%, 11/15/2030 (B)	1,000,000	1,016,378
VOLT LI LLC
Series 2016-NP11, Class A1,
3.50% (A), 10/25/2046 (B)	1,284,751	1,278,336
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC,
0.09% (A), 03/15/2045 (B)	6,725,810	67
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR6, Class A1,
2.90% (A), 06/25/2033	362,443	361,254
Series 2003-AR7, Class A7,
2.67% (A), 08/25/2033	126,050	126,494
Series 2003-AR8, Class A,
2.69% (A), 08/25/2033	52,545	53,156
Series 2003-AR9, Class 1A6,
2.78% (A), 09/25/2033	241,225	243,354
Series 2003-S3, Class 1A4,
5.50%, 06/25/2033	232,842	240,311
Series 2003-S4, Class 2A10,
15.34% (A), 06/25/2033	11,096	12,979
Series 2003-S9, Class A8,
5.25%, 10/25/2033	137,992	143,380
Series 2004-AR3, Class A1,
2.82% (A), 06/25/2034	32,203	32,546
Series 2004-AR3, Class A2,
2.82% (A), 06/25/2034	331,236	334,762
Series 2004-CB2, Class 7A,
5.50%, 08/25/2019	78,112	79,029
Series 2004-CB3, Class 4A,
6.00%, 10/25/2019	99,655	102,448
Series 2004-S2, Class 2A4,
5.50%, 06/25/2034	252,486	261,217
Washington Mutual MSC Mortgage Pass-Through Certificates Trust
Series 2003-MS2, Class 1A1,
5.75%, 02/25/2033	163,818	173,028
Series 2004-RA2, Class 2A,
7.00%, 07/25/2033	74,484	80,393
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class A2,
2.82%, 08/15/2050	1,077,000	1,097,840
Series 2016-C35, Class A4,
2.93%, 07/15/2048	1,915,000	1,866,027
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-K, Class 1A1,
2.90% (A), 11/25/2033	16,608	16,673
Series 2004-4, Class A9,
5.50%, 05/25/2034	180,743	184,289
Series 2004-EE, Class 2A1,
3.05% (A), 12/25/2034	136,313	137,556
Series 2004-EE, Class 2A2,
3.05% (A), 12/25/2034	34,078	34,767
Series 2004-EE, Class 3A1,
3.21% (A), 12/25/2034	38,951	40,233
Series 2004-EE, Class 3A2,
3.21% (A), 12/25/2034	58,427	60,350

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust (continued)
Series 2004-I, Class 1A1,
3.13% (A), 07/25/2034	$ 582,381	$ 590,890
Series 2004-P, Class 2A1,
2.99% (A), 09/25/2034	887,555	915,441
Series 2004-R, Class 2A1,
3.03% (A), 09/25/2034	387,477	397,170
Series 2004-U, Class A1,
3.16% (A), 10/25/2034	738,152	736,092
Series 2004-V, Class 1A1,
3.08% (A), 10/25/2034	73,664	74,225
Series 2004-V, Class 1A2,
3.08% (A), 10/25/2034	32,886	33,718
Series 2004-W, Class A9,
3.00% (A), 11/25/2034	137,206	139,101
Series 2005-AR3, Class 1A1,
3.08% (A), 03/25/2035	622,314	635,888
Series 2005-AR8, Class 2A1,
3.10% (A), 06/25/2035	198,070	202,034
Series 2005-AR9, Class 2A1,
3.07% (A), 10/25/2033	80,724	81,685
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4,
4.38%, 03/15/2044 (B)	550,000	590,291

Total Mortgage-Backed Securities (Cost $46,292,257)		47,026,294

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.4%
California - 0.1%
State of California, General Obligation Unlimited
7.30%, 10/01/2039	520,000	730,355

Illinois - 0.0% (I)
State of Illinois, General Obligation Unlimited
5.10%, 06/01/2033	85,000	77,718

New York - 0.1%
New York State Dormitory Authority, Revenue Bonds
5.60%, 03/15/2040	280,000	346,528
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	800,000	817,992
5.65%, 11/01/2040	655,000	796,111

		1,960,631

Ohio - 0.2%
American Municipal Power, Inc., Revenue Bonds
Series B,
7.50%, 02/15/2050	640,000	888,512
Ohio State University, Revenue Bonds
Series A,
4.80%, 06/01/2111	1,370,000	1,336,832

		2,225,344

Total Municipal Government Obligations (Cost $4,514,848)		4,994,048

U.S. GOVERNMENT AGENCY OBLIGATIONS - 28.3%
Federal Home Loan Mortgage Corp.
2.72% (A), 04/01/2037 - 06/01/2037	118,562	124,753
2.76% (A), 05/01/2037	128,343	133,259
2.77% (A), 10/01/2036	131,767	137,154

The notes are an integral part of this report. Transamerica Funds	Page 23	January 31, 2017 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
2.79% (A), 02/01/2036 - 11/01/2036	$ 823,763	$ 876,462
2.81% (A), 01/01/2035	493,950	523,140
2.82% (A), 07/01/2036	325,547	338,931
2.93% (A), 10/01/2037	68,389	72,938
2.93%, 01/25/2023 (F)	1,443,000	1,471,796
2.94% (A), 02/01/2037	46,956	49,857
2.95% (A), 12/01/2031	587,367	621,361
2.98% (A), 05/01/2038	74,362	78,632
3.03% (A), 12/01/2036	654,273	688,395
3.05% (A), 09/01/2037	48,122	50,896
3.14% (A), 11/01/2036 - 05/01/2037	238,471	252,474
3.19% (A), 04/01/2037	7,564	7,804
3.20% (A), 04/01/2037	84,912	89,457
3.21% (A), 05/01/2037	97,097	103,373
3.32% (A), 05/01/2037	485,976	517,372
3.39% (A), 03/01/2037	168,927	177,475
3.44% (A), 05/01/2036	55,737	59,168
3.50%, 06/01/2042 - 07/01/2046	6,320,894	6,467,606
3.56% (A), 11/01/2036	28,717	30,556
3.71% (A), 03/01/2036	264,744	279,639
4.00%, 04/01/2043 - 01/01/2046	4,362,448	4,620,949
4.50%, 05/01/2041 - 01/01/2046	14,554,727	15,723,446
5.00%, 10/01/2018 - 08/01/2040	519,585	565,270
5.50%, 02/01/2018 - 12/01/2035	1,138,342	1,234,578
5.93% (A), 10/01/2037	101,648	101,697
6.00%, 05/01/2017 - 06/01/2037	304,834	339,614
6.50%, 05/01/2035 - 03/01/2038	1,486,414	1,698,217
7.50%, 02/01/2038 - 09/01/2038	82,954	96,266
10.00%, 03/17/2026 - 10/01/2030	184,904	194,980
11.00%, 02/17/2021	13,536	14,337
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.32% (A), 09/25/2022	1,226,673	1,225,520
2.27%, 01/25/2023	2,500,000	2,442,685
2.31%, 12/25/2022	3,000,000	2,944,713
2.33%, 06/25/2021	2,100,000	2,106,764
2.60%, 09/25/2020	218,000	221,486
2.72%, 07/25/2026	1,456,000	1,424,509
2.74%, 09/25/2025	1,000,000	983,032
2.84%, 09/25/2022	1,001,000	1,014,141
Federal Home Loan Mortgage Corp. REMIC
1.02% (A), 08/15/2023 - 07/15/2037	1,562,920	1,543,289
1.07% (A), 03/15/2036	55,573	55,279
1.17% (A), 02/15/2033	312,724	312,273
1.97% (A), 07/15/2039	76,529	78,105
4.00%, 11/15/2041 - 07/15/2042	4,139,922	4,406,523
4.50%, 06/15/2025	2,000,000	2,178,118
5.00%, 07/15/2033 - 07/15/2041	9,643,436	10,820,603
5.30%, 01/15/2033	582,358	637,459
5.50%, 02/15/2022 - 01/15/2039	3,889,661	4,270,150
5.50% (A), 05/15/2041	1,865,221	1,929,949
5.71% (A), 10/15/2038	300,186	335,601
6.00%, 05/15/2034 - 06/15/2038	2,414,742	2,742,523
6.25%, 10/15/2023	260,848	284,549
6.50%, 08/15/2021 - 06/15/2032	1,739,001	1,937,810
6.77% (A), 11/15/2021	174,687	181,925
7.00%, 12/15/2036	785,445	916,471
7.29% (A), 11/15/2046	1,021,820	1,171,047
7.50%, 11/15/2036 - 12/15/2036	923,017	1,095,167
7.92% (A), 11/15/2033	127,334	134,485
8.00% (A), 06/15/2035	21,820	25,730
13.44% (A), 06/15/2033	42,922	56,140
14.94% (A), 02/15/2040	500,000	652,680
15.53% (A), 02/15/2038	21,177	26,232
17.92% (A), 07/15/2035	45,144	60,176

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMIC (continued)
18.93% (A), 05/15/2035	$ 65,256	$ 86,751
18.94% (A), 08/15/2031	55,771	83,117
21.30% (A), 06/15/2035	89,412	136,028
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
1.95% (A), 01/15/2040	1,309,717	80,923
3.50%, 09/15/2024	187,540	3,320
4.00%, 11/15/2029 - 10/15/2037	2,103,098	127,434
4.50%, 12/15/2024 - 07/15/2037	934,431	43,554
5.00%, 04/15/2032 - 08/15/2040	2,364,104	330,365
5.23% (A), 11/15/2037 - 10/15/2040	1,603,938	257,084
5.28% (A), 05/15/2038	286,275	35,531
5.33% (A), 05/15/2039	267,606	24,445
5.48% (A), 12/15/2039	350,062	50,517
5.57% (A), 12/15/2039	754,219	129,579
5.63% (A), 01/15/2037	97,906	11,711
5.68% (A), 11/15/2037	34,460	4,555
6.03% (A), 09/15/2039	344,004	47,601
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS
03/15/2019 - 12/15/2043	7,434,641	6,431,431
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
3.24% (A), 10/25/2037	547,151	553,711
5.23%, 05/25/2043	1,045,684	1,179,897
6.50%, 02/25/2043	333,729	386,021
6.50% (A), 09/25/2043	147,650	169,539
7.00%, 02/25/2043 - 07/25/2043	388,874	451,877
7.50%, 02/25/2042 - 09/25/2043	501,056	583,331
Federal Home Loan Mortgage Corp., Interest Only STRIPS
6.93% (A), 08/15/2036	585,229	113,364
Federal National Mortgage Association
0.99% (A), 03/25/2045 - 02/25/2046	216,734	214,883
1.17% (A), 05/25/2042	328,058	323,744
1.32% (A), 08/25/2042	1,262,065	1,256,146
1.48% (A), 11/25/2022	1,951,300	1,959,588
2.03%, 08/01/2019	108,732	109,977
2.15%, 01/25/2023	2,500,000	2,455,667
2.37%, 04/01/2023	1,714,111	1,698,480
2.38%, 10/01/2026	1,500,000	1,432,478
2.42% (A), 02/01/2037	61,349	63,978
2.43% (A), 09/01/2036	70,614	73,120
2.43%, 08/01/2026	1,989,221	1,914,435
2.45% (A), 02/01/2037	119,732	124,769
2.47% (A), 07/01/2037	136,842	142,099
2.49%, 05/01/2026 - 05/25/2026	3,000,000	2,894,492
2.61%, 06/01/2026	1,012,000	984,402
2.62% (A), 11/01/2037	125,381	132,473
2.63%, 03/01/2026	3,000,000	2,931,254
2.64%, 06/01/2026	2,477,000	2,411,620
2.67%, 04/01/2025	1,196,000	1,184,798
2.70%, 07/01/2026	1,276,000	1,247,974
2.71% (A), 09/01/2037	44,888	47,174
2.80% (A), 11/01/2037	105,156	110,174
2.80%, 01/01/2028	1,254,867	1,233,970
2.84% (A), 04/01/2037	53,870	56,812
2.86%, 06/01/2028	1,100,000	1,083,626
2.86% (A), 09/01/2036	212,534	223,600
2.89% (A), 04/01/2036	70,647	74,552
2.92%, 01/01/2025	2,510,000	2,516,382
2.93%, 06/01/2030	1,000,000	972,471
2.94% (A), 01/25/2026	3,486,000	3,492,362
2.95% (A), 08/01/2036	16,423	16,770
2.96% (A), 05/01/2036	144,381	152,719
2.97% (A), 07/01/2037	69,517	74,234
2.99%, 01/01/2025	1,000,000	1,013,328

The notes are an integral part of this report. Transamerica Funds	Page 24	January 31, 2017 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
3.02%, 07/01/2024 - 05/01/2030	$ 8,532,037	$ 8,507,848
3.04%, 06/01/2024	1,789,000	1,824,808
3.07% (A), 06/01/2036	120,096	127,950
3.08%, 12/01/2024	1,960,120	1,998,190
3.11%, 03/01/2027	2,000,000	2,024,465
3.11% (A), 10/01/2036 - 07/01/2037	206,798	219,062
3.12%, 01/01/2022	2,000,000	2,071,612
3.15%, 04/01/2031	3,550,980	3,586,040
3.17%, 02/01/2030	1,000,000	997,409
3.20% (A), 09/01/2036	41,365	43,622
3.24%, 06/01/2026	959,352	981,564
3.25% (A), 09/01/2037	3,549	3,630
3.28%, 11/01/2030	2,000,000	2,011,603
3.29%, 08/01/2026	2,000,000	2,051,601
3.32%, 05/01/2024	1,000,000	1,035,907
3.35% (A), 12/01/2036	79,804	84,324
3.37% (A), 11/01/2036	130,216	136,684
3.38%, 12/01/2029	810,000	822,205
3.44% (A), 12/01/2036	224,515	236,315
3.50%, 04/01/2043 - 01/01/2044	3,577,340	3,677,725
3.52%, 10/01/2029	844,723	873,236
3.58% (A), 03/01/2036	542,754	572,805
3.59%, 01/01/2031	984,011	1,017,965
3.61% (A), 08/01/2037	134,707	143,378
3.62% (A), 11/01/2036	32,279	34,531
3.73%, 05/01/2029	881,309	909,176
3.76%, 12/01/2035	1,971,401	2,015,442
3.89%, 07/01/2021	5,958,163	6,347,477
3.90%, 09/01/2021	916,783	977,952
3.95%, 07/01/2021	6,951,809	7,423,245
3.97%, 12/01/2025	429,492	459,126
4.00%, 04/01/2020 - 08/01/2043	2,038,092	2,155,411
4.02%, 11/01/2028	667,424	720,520
4.05%, 01/01/2021	6,065,000	6,478,761
4.23%, 02/01/2029	4,152,307	4,437,871
4.25%, 04/01/2021	2,500,000	2,695,586
4.26%, 07/01/2021	2,483,548	2,681,573
4.34%, 06/01/2021	7,000,000	7,589,027
4.45%, 07/01/2026	1,388,002	1,510,276
4.48%, 06/01/2021	2,180,000	2,374,274
4.50%, 08/01/2021	3,000,000	3,271,731
4.55%, 06/25/2043	141,024	151,403
5.00%, 04/01/2022 - 08/01/2040	1,399,080	1,525,377
5.50%, 01/01/2018 - 07/01/2037	2,431,596	2,707,172
6.00%, 03/01/2019 - 11/01/2037	4,808,394	5,291,327
6.50%, 06/01/2023 - 07/25/2042	2,685,553	3,005,695
7.00%, 12/25/2033 - 02/25/2044	1,657,104	1,892,912
7.50%, 10/01/2037 - 12/25/2045	1,142,089	1,357,878
8.00%, 10/01/2031	96,418	109,160
Federal National Mortgage Association REMIC
0.86% (A), 06/27/2036	449,728	438,434
0.97% (A), 10/27/2037	111,315	111,218
1.01% (A), 10/25/2046	210,710	210,207
1.06% (A), 07/25/2036	183,032	182,247
1.17% (A), 06/25/2037	57,941	57,891
1.32% (A), 08/25/2041	621,710	629,103
1.37% (A), 04/25/2040	556,382	560,479
2.98% (A), 12/25/2039	489,437	521,548
3.00%, 01/25/2046	1,138,207	1,156,350
3.50%, 02/25/2043	1,466,977	1,494,026
4.50%, 02/25/2039 - 05/25/2041	1,566,846	1,695,113
5.00%, 01/25/2018 - 09/25/2040	735,501	740,043
5.50%, 08/25/2025 - 10/25/2040	9,122,387	10,064,755
5.61% (A), 01/25/2032	99,644	107,001
5.75%, 08/25/2034	1,000,000	1,127,128
5.81% (A), 05/25/2051	357,638	401,521

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC (continued)
5.95% (A), 06/25/2040	$ 253,512	$ 286,629
6.00%, 03/25/2029 - 12/25/2049	4,187,807	4,645,750
6.19% (A), 12/25/2042	149,973	167,914
6.20% (A), 02/25/2040	319,540	364,811
6.25%, 09/25/2038	72,651	81,118
6.44% (A), 03/25/2040	350,762	405,046
6.50%, 04/18/2028 - 11/25/2041	1,169,828	1,332,334
6.75%, 04/25/2037	113,935	124,741
7.00%, 03/25/2038 - 11/25/2041	3,119,704	3,666,866
7.50%, 05/17/2024	150,052	169,938
8.00%, 02/25/2023	643,584	708,412
11.12% (A), 03/25/2040	409,374	490,320
14.66% (A), 01/25/2034	30,885	37,816
14.95% (A), 08/25/2035 - 10/25/2035	122,681	155,984
15.10% (A), 04/25/2040	314,151	436,423
15.75% (A), 09/25/2024	166,485	199,196
17.40% (A), 05/25/2034	171,624	248,158
18.01% (A), 05/25/2035	259,160	343,951
20.10% (A), 04/25/2037	115,735	167,054
21.74% (A), 11/25/2035	123,406	181,573
Federal National Mortgage Association REMIC, Interest Only STRIPS
1.71% (A), 01/25/2038	155,513	9,241
1.81% (A), 04/25/2041	952,410	62,816
3.00%, 01/25/2021	716,400	31,030
3.67% (A), 11/25/2040	1,552,593	131,722
4.23% (A), 07/25/2040	1,763,279	197,051
5.00%, 07/25/2039	121,869	21,147
5.13% (A), 10/25/2039	96,775	12,192
5.23% (A), 02/25/2038 - 06/25/2039	1,312,021	182,347
5.41% (A), 12/25/2039	27,678	3,884
5.48% (A), 01/25/2040	459,230	73,871
5.50%, 10/25/2039	178,106	31,651
5.58% (A), 12/25/2037	936,012	111,255
5.63% (A), 07/25/2037 - 05/25/2040	1,072,684	171,005
5.65% (A), 04/25/2040	218,561	28,065
5.68% (A), 10/25/2037 - 12/25/2037	481,161	83,893
5.85% (A), 07/25/2037	293,028	41,011
5.88% (A), 10/25/2026 - 03/25/2039	1,058,847	131,662
5.93% (A), 03/25/2036	1,634,385	325,224
6.22% (A), 03/25/2038	217,497	37,774
6.33% (A), 02/25/2040	200,350	25,658
Federal National Mortgage Association REMIC, Principal Only STRIPS
10/25/2023 - 12/25/2043	6,580,290	6,190,676
Federal National Mortgage Association, Principal Only STRIPS
09/25/2024 - 08/25/2032	742,111	663,562
FREMF Mortgage Trust
3.58% (A), 11/25/2049 (B)	920,000	844,788
3.68% (A), 01/25/2048 (B)	4,355,000	4,248,164
3.84% (A), 07/25/2049 (B)	750,000	738,620
4.07% (A), 11/25/2047 (B)	1,115,000	1,035,884
Government National Mortgage Association
1.10% (A), 03/20/2060	249,769	249,686
1.12% (A), 05/20/2063	2,003,580	1,993,727
1.17% (A), 10/20/2062	1,605,709	1,600,517
1.18% (A), 10/20/2062	1,352,126	1,348,187
1.25% (A), 11/20/2065	3,329,593	3,328,409
1.30% (A), 05/20/2061 - 01/20/2066	7,766,975	7,781,922
1.35% (A), 05/20/2061 - 03/20/2066	7,297,019	7,320,969
1.36% (A), 05/20/2066	1,945,773	1,944,057
1.65% (A), 12/20/2066	868,934	876,221
4.50%, 11/20/2034	863,578	943,528
5.50%, 01/16/2033 - 09/20/2039	5,379,124	6,017,986
5.75%, 02/20/2036 - 10/20/2037	969,656	1,065,356

The notes are an integral part of this report. Transamerica Funds	Page 25	January 31, 2017 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
5.82% (A), 10/20/2033	$ 340,057	$ 382,989
6.00%, 11/20/2033 - 08/20/2038	1,152,273	1,312,058
6.13%, 06/16/2031	1,584,000	1,805,674
6.50%, 12/20/2031 - 12/15/2035	1,397,769	1,608,366
6.79% (A), 03/17/2033	38,645	40,444
7.00%, 09/15/2031 - 10/16/2040	1,311,619	1,487,440
7.00% (A), 09/20/2034	19,141	20,902
7.50%, 09/16/2035 - 10/15/2037	246,404	277,449
8.22% (A), 04/20/2034	15,989	16,173
13.30% (A), 11/17/2032	31,658	37,354
15.24% (A), 02/20/2034	72,998	95,411
20.56% (A), 04/20/2037	198,603	273,050
Government National Mortgage Association, Interest Only STRIPS
4.00%, 09/16/2037	893,807	36,272
5.05% (A), 02/20/2038	100,924	14,925
5.12% (A), 09/20/2038	675,925	88,534
5.17% (A), 02/20/2039 - 06/20/2039	283,120	39,214
5.22% (A), 02/20/2038	1,055,988	174,937
5.26% (A), 02/20/2039	90,646	12,538
5.28% (A), 08/16/2039	444,866	62,167
5.31% (A), 09/20/2039	659,398	94,231
5.32% (A), 11/20/2034	496,632	68,115
5.33% (A), 07/16/2039	455,462	55,520
5.37% (A), 07/20/2038	729,444	115,858
5.42% (A), 03/20/2037 - 06/20/2038	266,960	42,612
5.52% (A), 03/20/2039	45,900	2,981
5.62% (A), 12/20/2038	160,157	12,067
5.63% (A), 06/16/2039 - 11/16/2039	726,283	88,664
5.77% (A), 11/20/2037	67,142	11,136
5.78% (A), 11/16/2033	116,909	16,636
5.82% (A), 05/20/2041	437,438	86,826
5.90% (A), 07/20/2037	426,142	71,111
5.92% (A), 06/20/2037	781,401	139,472
6.50%, 03/20/2039	61,625	14,664
6.52% (A), 12/20/2038	456,890	75,805
6.82% (A), 09/20/2038	52,532	9,937
6.93% (A), 04/16/2038	39,924	7,690
Government National Mortgage Association, Principal Only STRIPS
12/20/2032 - 12/20/2040	1,717,182	1,492,873
Government Trust Certificate
Series 2001-Z,
Zero Coupon, 04/01/2020	10,890,000	10,175,442
National Credit Union Administration Guaranteed Notes Trust
2.40%, 12/08/2020	129,894	129,806
Residual Funding Corp., Principal Only STRIPS
10/15/2019 - 01/15/2030	7,620,000	6,622,524
Resolution Funding Corp.
Zero Coupon, 10/15/2025 - 01/15/2026	170,000	132,432
Tennessee Valley Authority
4.25%, 09/15/2065	580,000	599,997
4.63%, 09/15/2060	236,000	260,950
5.25%, 09/15/2039	240,000	299,917
5.88%, 04/01/2036	2,325,000	3,101,617
Tennessee Valley Authority, Principal Only STRIPS
05/01/2019 - 11/01/2025	2,500,000	2,006,495

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Vendee Mortgage Trust
6.75%, 06/15/2028	$ 383,864	$ 439,500
7.25%, 02/15/2023	474,982	524,315

Total U.S. Government Agency Obligations (Cost $352,411,930)		353,177,020

U.S. GOVERNMENT OBLIGATIONS - 25.9%
U.S. Treasury - 25.2%
U.S. Treasury Bond
3.50%, 02/15/2039	5,500,000	6,015,410
3.88%, 08/15/2040	5,000,000	5,749,415
4.25%, 05/15/2039	1,100,000	1,335,684
4.38%, 02/15/2038 - 05/15/2041	3,140,000	3,889,882
4.50%, 08/15/2039	200,000	251,219
5.25%, 02/15/2029	200,000	255,578
6.00%, 02/15/2026	147,000	189,785
6.13%, 08/15/2029	156,000	215,414
6.38%, 08/15/2027	50,000	67,957
6.63%, 02/15/2027	150,000	205,459
U.S. Treasury Bond, Principal Only STRIPS
11/15/2017 - 08/15/2019 (H)	4,680,000	4,565,832
05/15/2019 - 08/15/2041	228,607,000	183,235,466
U.S. Treasury Note
0.75%, 12/31/2017	600,000	599,367
1.38%, 02/28/2019 - 05/31/2020	14,000,000	13,944,136
1.50%, 08/31/2018 - 01/31/2022	8,000,000	7,969,921
1.75%, 05/15/2023	1,000,000	975,039
1.88%, 08/31/2022	4,000,000	3,961,720
2.00%, 08/31/2021 - 02/15/2023	22,300,000	22,315,692
2.13%, 01/31/2021 - 06/30/2022	2,000,000	2,019,727
2.25%, 03/31/2021 - 07/31/2021	10,450,000	10,633,770
2.50%, 05/15/2024	10,000,000	10,151,950
2.63%, 08/15/2020	1,500,000	1,551,270
2.75%, 02/15/2024	10,000,000	10,325,390
2.88%, 03/31/2018	7,000,000	7,155,316
3.13%, 04/30/2017	5,000,000	5,031,820
3.63%, 02/15/2021	10,000,000	10,737,110

		313,349,329

U.S. Treasury Inflation-Protected Securities - 0.7%
U.S. Treasury Inflation-Indexed Bond
2.50%, 01/15/2029	2,810,500	3,433,535
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2019 - 01/15/2022	3,924,110	3,977,932
1.38%, 01/15/2020	1,353,902	1,432,975

		8,844,442

Total U.S. Government Obligations (Cost $317,271,147)		322,193,771

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.52% (K)	11,271,759	11,271,759

Total Securities Lending Collateral (Cost $11,271,759)		11,271,759

The notes are an integral part of this report. Transamerica Funds	Page 26	January 31, 2017 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 2.3%

State Street Bank & Trust Co. 0.03% (K), dated 01/31/2017, to be repurchased at $28,238,781 on 02/01/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2019, and with a value of $28,805,347.

$ 28,238,757	$ 28,238,757

Total Repurchase Agreement (Cost $28,238,757)	28,238,757

Total Investments (Cost $1,244,991,731) (L)	1,256,535,573
Net Other Assets (Liabilities) - (0.9)%	(11,306,430)

Net Assets - 100.0%	$ 1,245,229,143

SECURITY VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (N)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$167,692,664	$227,700	$167,920,364
Corporate Debt Securities	—	313,260,805	—	313,260,805
Foreign Government Obligations	—	8,452,755	—	8,452,755
Mortgage-Backed Securities	—	47,026,294	—	47,026,294
Municipal Government Obligations	—	4,994,048	—	4,994,048
U.S. Government Agency Obligations	—	353,177,020	—	353,177,020
U.S. Government Obligations	—	322,193,771	—	322,193,771
Securities Lending Collateral	11,271,759	—	—	11,271,759
Repurchase Agreement	—	28,238,757	—	28,238,757

Total Investments	$11,271,759	$1,245,036,114	$227,700	$1,256,535,573

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of January 31, 2017.
(B)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the total value of 144A securities is $215,945,803, representing 17.3% of the Fund’s net assets.

(C)	Illiquid securities. At January 31, 2017, total value of illiquid securities is $12,253,094, representing 1.0% of the Fund’s net assets.
(D)

Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2017, value of the security is $227,700, representing less than 0.1% of the Fund’s net assets.

(E)	Security is Level 3 of the fair value hierarchy.
(F)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after January 31, 2017.
(G)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of January 31, 2017; the maturity dates disclosed are the ultimate maturity dates.
(H)

All or a portion of the securities are on loan. The total value of all securities on loan is $11,042,299. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(I)	Percentage rounds to less than 0.1% or (0.1)%.
(J)	Perpetual maturity. The date displayed is the next call date.
(K)	Rates disclosed reflect the yields at January 31, 2017.
(L)

Aggregate cost for federal income tax purposes is $1,244,991,731. Aggregate gross unrealized appreciation and depreciation for all securities is $23,777,577 and $12,233,735, respectively. Net unrealized appreciation for tax purposes is $11,543,842.

The notes are an integral part of this report. Transamerica Funds	Page 27	January 31, 2017 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(M)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(N)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes are an integral part of this report. Transamerica Funds	Page 28	January 31, 2017 Form N-Q

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS

At January 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 93.1%
Argentina - 0.1%
MercadoLibre, Inc.	7,550	$ 1,399,695

Brazil - 6.1%
Ambev SA, ADR	1,828,150	9,853,728
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros (A)	3,441,246	20,192,516
Cielo SA	107,400	902,868
Embraer SA, ADR (A)	416,730	9,526,448
Estacio Participacoes SA	1,569,700	7,920,482
Kroton Educacional SA	1,483,991	6,362,451
Sul America SA	944,748	5,573,566

		60,332,059

China - 21.3%
3SBio, Inc. (A) (B)	1,057,000	1,032,116
Alibaba Group Holding, Ltd., ADR (A)	600,747	60,861,678
Baidu, Inc., ADR (A)	191,200	33,473,384
China Lodging Group, Ltd., ADR (A)	170,324	9,202,606
China Pacific Insurance Group Co., Ltd., Class H	509,200	1,808,682
Ctrip.com International, Ltd., ADR (A)	431,589	18,648,961
New Oriental Education & Technology Group, Inc., ADR (A)	261,610	12,439,555
Sinopharm Group Co., Ltd., Class H	2,775,400	12,683,335
SOHO China, Ltd.	6,352,500	3,213,763
Tencent Holdings, Ltd.	1,728,525	45,192,908
Tingyi Cayman Islands Holding Corp.	3,573,000	4,061,517
Want Want China Holdings, Ltd. (C)	10,997,000	7,845,862

		210,464,367

Colombia - 1.8%
Grupo Aval Acciones y Valores SA, ADR	1,155,184	9,611,131
Grupo de Inversiones Suramericana SA	610,528	8,141,069

		17,752,200

Egypt - 0.5%
Commercial International Bank Egypt SAE	1,292,766	5,224,958

France - 3.6%
Kering (C)	68,507	16,284,515
LVMH Moet Hennessy Louis Vuitton SE	94,250	18,985,216

		35,269,731

Hong Kong - 5.9%
AIA Group, Ltd.	3,852,800	23,854,035
Hang Lung Group, Ltd.	901,000	3,455,445
Hong Kong Exchanges & Clearing, Ltd.	282,043	6,821,729
Jardine Strategic Holdings, Ltd.	455,077	17,324,782
Melco Crown Entertainment, Ltd., ADR	385,400	6,490,136

		57,946,127

India - 15.0%
Apollo Hospitals Enterprise, Ltd.	411,153	7,472,203
Biocon, Ltd.	153,778	2,296,074
Cholamandalam Investment and Finance Co., Ltd.	171,650	2,605,933
Dr. Reddy’s Laboratories, Ltd.	234,018	10,396,201
Glenmark Pharmaceuticals, Ltd.	390,084	5,140,461
Housing Development Finance Corp., Ltd.	2,418,331	48,655,344
Infosys, Ltd.	1,807,107	24,755,328
Kotak Mahindra Bank, Ltd.	976,248	11,158,970

	Shares	Value
COMMON STOCKS (continued)
India (continued)
Tata Consultancy Services, Ltd.	333,780	$ 10,980,868
Ultratech Cement, Ltd.	140,696	7,641,901
Zee Entertainment Enterprises, Ltd.	2,324,828	16,807,843

		147,911,126

Indonesia - 2.1%
Astra International Tbk PT	13,430,000	7,996,143
Bank Mandiri Persero Tbk PT	8,244,100	6,729,877
Indocement Tunggal Prakarsa Tbk PT	4,143,000	4,661,942
Semen Indonesia Persero Tbk PT	2,456,500	1,660,357

		21,048,319

Italy - 1.8%
Prada SpA (C)	4,211,600	17,450,183

Japan - 1.9%
Fast Retailing Co., Ltd. (C)	18,700	5,892,711
Murata Manufacturing Co., Ltd.	95,600	12,916,287

		18,808,998

Jordan - 0.2%
Hikma Pharmaceuticals PLC (C)	91,400	2,097,256

Malaysia - 1.8%
Genting Bhd	6,649,500	12,309,719
Genting Malaysia Bhd, Class B	4,679,000	5,323,888

		17,633,607

Mexico - 4.5%
Fomento Economico Mexicano SAB de CV, ADR	78,260	5,887,500
Fomento Economico Mexicano SAB de CV	1,369,447	10,314,769
Grupo Aeroportuario del Sureste SAB de CV, Class B (C)	381,747	5,542,915
Grupo Financiero Banorte SAB de CV, Class O	2,206,766	10,576,942
Grupo Financiero Inbursa SAB de CV, Class O (C)	6,468,143	9,615,289
Kimberly-Clark de Mexico SAB de CV, A Shares	1,695,534	3,051,449

		44,988,864

Peru - 0.1%
Credicorp, Ltd.	7,490	1,225,963

Philippines - 3.6%
Ayala Land, Inc.	6,751,700	4,823,128
BDO Unibank, Inc.	584,920	1,323,460
Jollibee Foods Corp.	1,494,310	6,173,619
SM Investments Corp.	925,923	12,838,076
SM Prime Holdings, Inc.	17,420,163	10,396,440

		35,554,723

Poland - 1.2%
Bank Pekao SA	350,137	11,829,484

Republic of Korea - 2.3%
LG Household & Health Care, Ltd.	12,534	9,480,583
NAVER Corp.	16,254	10,601,955
Samsung Biologics Co., Ltd. (A)	20,453	2,833,606

		22,916,144

Russian Federation - 9.6%
Alrosa PJSC (A) (D)	5,121,814	8,999,678
Magnit PJSC (A) (D)	202,384	32,466,222
Moscow Exchange MICEX-RTS PJSC (A) (D)	2,863,652	6,388,530

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2017 Form N-Q

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Russian Federation (continued)
Novatek PJSC, GDR (C) (E)	258,400	$ 32,713,440
Sberbank of Russia PJSC, ADR	1,226,450	14,300,407

		94,868,277

South Africa - 0.7%
Mediclinic International PLC (C)	328,480	3,243,837
Shoprite Holdings, Ltd.	274,848	3,651,042

		6,894,879

Switzerland - 1.1%
Glencore PLC (A)	2,677,720	10,996,696

Taiwan - 4.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	7,315,459	43,591,800

Thailand - 0.5%
CP ALL PCL	2,822,100	4,849,107

Turkey - 1.1%
Anadolu Efes Biracilik Ve Malt Sanayii AS, Class B	1,000,157	5,619,528
BIM Birlesik Magazalar AS	344,173	4,912,001

		10,531,529

United Kingdom - 1.2%
Old Mutual PLC (C)	4,521,800	11,859,029

United States - 0.7%
Cognizant Technology Solutions Corp., Class A (A)	29,260	1,538,783
NIKE, Inc., Class B	99,310	5,253,499

		6,792,282

Total Common Stocks (Cost $880,673,483)		920,237,403

PREFERRED STOCK - 2.3%
Brazil - 2.3%
Lojas Americanas SA
0.59% (F)	4,274,470	22,694,260

Total Preferred Stock (Cost $22,390,144)		22,694,260

WARRANT - 0.0% (G)
Malaysia - 0.0% (G)
Genting Bhd (A)
Exercise Price MYR 8
Expiration Date 12/18/2018	503,154	162,436

Total Warrant (Cost $237,076)		162,436

SECURITIES LENDING COLLATERAL - 3.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.52% (F)	36,737,388	36,737,388

Total Securities Lending Collateral (Cost $36,737,388)		36,737,388

Principal	Value
REPURCHASE AGREEMENT - 5.2%

State Street Bank & Trust Co. 0.03% (F), dated 01/31/2017, to be repurchased at $51,448,699 on 02/01/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2019, and with a value of $52,480,184.

$ 51,448,656	$ 51,448,656

Total Repurchase Agreement (Cost $51,448,656)	51,448,656

Total Investments (Cost $991,486,747) (H)	1,031,280,143
Net Other Assets (Liabilities) - (4.3)%	(42,572,918)

Net Assets - 100.0%	$ 988,707,225

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2017 Form N-Q

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Internet Software & Services	14.7%	$ 151,529,620
Banks	7.9	81,596,481
Textiles, Apparel & Luxury Goods	5.6	57,973,413
Thrifts & Mortgage Finance	4.7	48,655,344
Food & Staples Retailing	4.4	45,878,372
Semiconductors & Semiconductor Equipment	4.2	43,591,800
Insurance	4.2	43,095,312
Hotels, Restaurants & Leisure	3.8	39,662,404
IT Services	3.7	38,177,847
Capital Markets	3.2	33,402,775
Oil, Gas & Consumable Fuels	3.2	32,713,440
Beverages	3.1	31,675,525
Industrial Conglomerates	2.9	30,162,858
Diversified Consumer Services	2.6	26,722,488
Health Care Providers & Services	2.3	23,399,375
Multiline Retail	2.2	22,694,260
Real Estate Management & Development	2.1	21,888,776
Metals & Mining	1.9	19,996,374
Internet & Direct Marketing Retail	1.8	18,648,961
Pharmaceuticals	1.7	17,633,918
Media	1.6	16,807,843
Construction Materials	1.4	13,964,200
Electronic Equipment, Instruments & Components	1.3	12,916,287
Food Products	1.2	11,907,379
Aerospace & Defense	0.9	9,526,448
Personal Products	0.9	9,480,583
Diversified Financial Services	0.8	8,141,069
Automobiles	0.8	7,996,143
Specialty Retail	0.6	5,892,711
Transportation Infrastructure	0.5	5,542,915
Biotechnology	0.3	3,328,190
Household Products	0.3	3,051,449
Life Sciences Tools & Services	0.3	2,833,606
Consumer Finance	0.3	2,605,933

Investments, at Value	91.4	943,094,099
Short-Term Investments	8.6	88,186,044

Total Investments	100.0%	$ 1,031,280,143

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$287,907,790	$632,329,613	$—	$920,237,403
Preferred Stock	22,694,260	—	—	22,694,260
Warrant	—	162,436	—	162,436
Securities Lending Collateral	36,737,388	—	—	36,737,388
Repurchase Agreement	—	51,448,656	—	51,448,656

Total Investments	$347,339,438	$683,940,705	$—	$1,031,280,143

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2017 Form N-Q

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the value of the 144A security is $1,032,116, representing 0.1% of the Fund’s net assets.

(C)

All or a portion of the securities are on loan. The total value of all securities on loan is $34,413,024. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(D)

Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2017, total value of securities is $47,854,430, representing 4.8% of the Fund’s net assets.

(E)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2017, the value of the Regulation S security is $32,713,440, representing 3.3% of the Fund’s net assets.

(F)	Rates disclosed reflect the yields at January 31, 2017.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)

Aggregate cost for federal income tax purposes is $991,486,747. Aggregate gross unrealized appreciation and depreciation for all securities is $76,518,755 and $36,725,359, respectively. Net unrealized appreciation for tax purposes is $39,793,396.

(I)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

CURRENCY ABBREVIATION:

MYR	Malaysian Ringgit

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2017 Form N-Q

Transamerica Dividend Focused

SCHEDULE OF INVESTMENTS

At January 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 100.0%
Aerospace & Defense - 5.3%
General Dynamics Corp.	77,245	$ 13,987,525
Raytheon Co.	90,113	12,990,690
United Technologies Corp.	153,600	16,845,312

		43,823,527

Airlines - 2.7%
Southwest Airlines Co.	421,896	22,069,380

Auto Components - 1.1%
Adient PLC (A)	146,339	9,291,063

Banks - 14.9%
Bank of America Corp.	1,864,371	42,209,359
JPMorgan Chase & Co.	401,372	33,968,112
PNC Financial Services Group, Inc.	141,028	16,988,233
Wells Fargo & Co.	528,729	29,783,305

		122,949,009

Building Products - 1.9%
Johnson Controls International PLC	354,397	15,586,380

Capital Markets - 4.1%
Ameriprise Financial, Inc.	76,129	8,547,003
State Street Corp.	337,081	25,685,572

		34,232,575

Chemicals - 3.1%
Dow Chemical Co.	100,900	6,016,667
E.I. du Pont de Nemours & Co.	260,600	19,675,300

		25,691,967

Consumer Finance - 3.0%
American Express Co.	325,364	24,851,302

Containers & Packaging - 1.3%
International Paper Co.	184,328	10,432,965

Diversified Telecommunication Services - 4.8%
AT&T, Inc.	421,437	17,767,784
Verizon Communications, Inc.	449,232	22,016,860

		39,784,644

Electric Utilities - 2.4%
Entergy Corp., Class B	271,770	19,469,603

Food & Staples Retailing - 2.8%
Wal-Mart Stores, Inc.	349,489	23,324,896

Health Care Equipment & Supplies - 2.7%
Medtronic PLC	292,648	22,247,101

Health Care Providers & Services - 2.1%
Cardinal Health, Inc.	229,385	17,194,700

Household Durables - 1.0%
Whirlpool Corp.	49,100	8,587,099

Industrial Conglomerates - 1.0%
Honeywell International, Inc.	67,952	8,040,081

Insurance - 4.4%
Loews Corp.	424,322	19,764,919
XL Group, Ltd.	440,400	16,545,828

		36,310,747

	Shares	Value
COMMON STOCKS (continued)
IT Services - 2.8%
International Business Machines Corp.	132,300	$ 23,088,996

Machinery - 2.3%
Stanley Black & Decker, Inc.	150,858	18,706,392

Metals & Mining - 0.9%
Rio Tinto PLC, ADR (B)	169,154	7,576,408

Multiline Retail - 2.5%
Target Corp.	325,420	20,983,081

Oil, Gas & Consumable Fuels - 11.1%
BP PLC, ADR	709,834	25,539,827
ConocoPhillips	447,701	21,829,901
Occidental Petroleum Corp.	315,330	21,369,914
Phillips 66	275,184	22,460,518

		91,200,160

Pharmaceuticals - 13.5%
Johnson & Johnson	240,129	27,194,609
Merck & Co., Inc.	508,214	31,504,186
Pfizer, Inc.	936,566	29,717,239
Sanofi, ADR	561,700	22,906,126

		111,322,160

Road & Rail - 1.7%
Norfolk Southern Corp.	120,955	14,207,374

Specialty Retail - 1.3%
Gap, Inc., Class A	477,296	10,992,127

Tobacco - 5.3%
Altria Group, Inc.	256,837	18,281,657
Philip Morris International, Inc.	265,353	25,508,384

		43,790,041

Total Common Stocks (Cost $691,890,140)		825,753,778

SECURITIES LENDING COLLATERAL - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.52% (C)	3,856,313	3,856,313

Total Securities Lending Collateral (Cost $3,856,313)		3,856,313

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
State Street Bank & Trust Co. 0.03% (C), dated 01/31/2017, to be repurchased at $6,567,469 on 02/01/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2019, and with a value of $6,699,040.	$ 6,567,464	6,567,464

Total Repurchase Agreement (Cost $6,567,464)		6,567,464

Total Investments (Cost $702,313,917) (D)		836,177,555
Net Other Assets (Liabilities) - (1.3)%		(10,846,015)

Net Assets - 100.0%		$ 825,331,540

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2017 Form N-Q

Transamerica Dividend Focused

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$825,753,778	$—	$—	$825,753,778
Securities Lending Collateral	3,856,313	—	—	3,856,313
Repurchase Agreement	—	6,567,464	—	6,567,464

Total Investments	$829,610,091	$6,567,464	$—	$836,177,555

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The value of the security on loan is $3,775,394. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rates disclosed reflect the yields at January 31, 2017.
(D)

Aggregate cost for federal income tax purposes is $702,313,917. Aggregate gross unrealized appreciation and depreciation for all securities is $145,144,828 and $11,281,190, respectively. Net unrealized appreciation for tax purposes is $133,863,638.

(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2017 Form N-Q

Transamerica Dynamic Allocation

SCHEDULE OF INVESTMENTS

At January 31, 2017

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 98.9%
International Equity Fund - 9.9%
iShares MSCI EAFE ETF	34,340	$ 2,047,694

International Fixed Income Fund - 14.6%
Vanguard Total International Bond ETF (A)	56,185	3,020,506

U.S. Equity Funds - 59.6%
iShares Russell 1000 Growth ETF (A)	47,483	5,144,783
iShares Russell 1000 Value ETF	45,271	5,102,494
iShares Russell 2000 ETF (A)	15,090	2,040,621

		12,287,898

U.S. Fixed Income Fund - 14.8%
iShares Core U.S. Aggregate Bond ETF	28,122	3,045,331

Total Exchange-Traded Funds (Cost $18,604,370)		20,401,429

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.6%
Put - S&P 500®
Exercise Price $1,725
Expiration Date 12/15/2017	3	7,215
Put - S&P 500®
Exercise Price $1,750
Expiration Date 12/15/2017	7	17,465
Put - S&P 500®
Exercise Price $1,800
Expiration Date 12/15/2017	6	18,420
Put - S&P 500®
Exercise Price $1,825
Expiration Date 12/15/2017	2	6,380
Put - S&P 500®
Exercise Price $1,850
Expiration Date 12/15/2017	8	28,480
Put - S&P 500®
Exercise Price $1,900
Expiration Date 12/15/2017	11	44,605
Put - S&P 500®
Exercise Price $1,950
Expiration Date 12/15/2017	2	9,880

Total Exchange-Traded Options Purchased (Cost $274,951)		132,445

	Shares	Value
SECURITIES LENDING COLLATERAL - 27.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.52% (B)	5,570,831	5,570,831

Total Securities Lending Collateral (Cost $5,570,831)		5,570,831

	Principal	Value
REPURCHASE AGREEMENT - 0.8%

State Street Bank & Trust Co. 0.03% (B), dated 01/31/2017, to be repurchased at $159,435 on 02/01/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2019, and with a value of $167,869.

	$ 159,435	$ 159,435

Total Repurchase Agreement (Cost $159,435)		159,435

Total Investments (Cost $24,609,587) (C)		26,264,140
Net Other Assets (Liabilities) - (27.3)%		(5,640,221)

Net Assets - 100.0%		$ 20,623,919

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2017 Form N-Q

Transamerica Dynamic Allocation

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$20,401,429	$—	$—	$20,401,429
Exchange-Traded Options Purchased	132,445	—	—	132,445
Securities Lending Collateral	5,570,831	—	—	5,570,831
Repurchase Agreement	—	159,435	—	159,435

Total Investments	$26,104,705	$159,435	$—	$26,264,140

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the securities are on loan. The total value of all securities on loan is $5,451,621. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rates disclosed reflect the yields at January 31, 2017.
(C)

Aggregate cost for federal income tax purposes is $24,609,587. Aggregate gross unrealized appreciation and depreciation for all securities is $1,863,387 and $208,834, respectively. Net unrealized appreciation for tax purposes is $1,654,553.

(D)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2017 Form N-Q

Transamerica Dynamic Income

SCHEDULE OF INVESTMENTS

At January 31, 2017

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.8%
International Fixed Income Funds - 20.0%
VanEck Vectors Emerging Markets High Yield Bond ETF	1,259,174	$ 30,849,763
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (A)	2,582,079	46,425,781

		77,275,544

U.S. Equity Funds - 30.7%
Alerian MLP ETF (A)	2,358,555	30,684,801
Global SuperDividend US ETF (A)	1,550,307	39,067,736
iShares Core High Dividend ETF (A)	600,625	49,041,031

		118,793,568

U.S. Fixed Income Funds - 49.1%
iShares 20+ Year Treasury Bond ETF (A)	290,548	34,894,815
iShares MBS ETF (A)	109,900	11,697,756
PowerShares Senior Loan Portfolio (A)	134,454	3,132,778
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (A)	2,694,930	75,350,243
Vanguard Long-Term Bond ETF	718,793	64,425,416

		189,501,008

Total Exchange-Traded Funds (Cost $387,864,687)		385,570,120

SECURITIES LENDING COLLATERAL - 24.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.52% (B)	94,594,762	94,594,762

Total Securities Lending Collateral (Cost $94,594,762)		94,594,762

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
State Street Bank & Trust Co. 0.03% (B), dated 01/31/2017, to be repurchased at $2,568,436 on 02/01/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2019, and with a value of $2,622,960.	$ 2,568,434	2,568,434

Total Repurchase Agreement (Cost $2,568,434)		2,568,434

Total Investments (Cost $485,027,883) (C)		482,733,316
Net Other Assets (Liabilities) - (25.0)%		(96,441,846)

Net Assets - 100.0%		$ 386,291,470

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2017 Form N-Q

Transamerica Dynamic Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$385,570,120	$—	$—	$385,570,120
Securities Lending Collateral	94,594,762	—	—	94,594,762
Repurchase Agreement	—	2,568,434	—	2,568,434

Total Investments	$480,164,882	$2,568,434	$—	$482,733,316

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the securities are on loan. The total value of all securities on loan is $92,084,309. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rates disclosed reflect the yields at January 31, 2017.
(C)

Aggregate cost for federal income tax purposes is $485,027,883. Aggregate gross unrealized appreciation and depreciation for all securities is $12,731,240 and $15,025,807, respectively. Net unrealized depreciation for tax purposes is $2,294,567.

(D)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2017 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS

At January 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 34.6%
Argentina - 2.7%
AES Argentina Generacion SA
7.75%, 02/02/2024 (A) (B)	$ 1,050,000	$ 1,050,000
Banco Hipotecario SA
9.75%, 11/30/2020 (A)	2,835,000	3,146,850
Pampa Energia SA
7.50%, 01/24/2027 (A)	6,575,000	6,508,987
Petrobras Argentina SA
7.38%, 07/21/2023 (A)	3,295,000	3,344,425
YPF SA
8.88%, 12/19/2018 (A) (C)	2,275,000	2,497,495

		16,547,757

Austria - 1.3%
Eldorado Intl. Finance GmbH
8.63%, 06/16/2021 (A)	5,420,000	4,823,800
ESAL GMBH
6.25%, 02/05/2023 (A)	985,000	982,833
JBS Investments GmbH
7.25%, 04/03/2024 (A)	1,980,000	2,076,525

		7,883,158

Barbados - 1.0%
Columbus Cable Barbados, Ltd.
7.38%, 03/30/2021 (A)	5,690,000	6,045,625

Bermuda - 2.4%
Digicel Group, Ltd.
7.13%, 04/01/2022 (A) (C)	11,650,000	9,314,874
Tengizchevroil Finance Co. International, Ltd.
4.00%, 08/15/2026 (A)	5,595,000	5,244,663

		14,559,537

Brazil - 0.5%
Samarco Mineracao SA
4.13%, 11/01/2022 (A) (D) (E)	2,350,000	1,553,350
5.38%, 09/26/2024 (A) (D) (E)	800,000	524,000
5.75%, 10/24/2023 (A) (D) (E)	1,700,000	1,130,500

		3,207,850

Canada - 0.2%
First Quantum Minerals, Ltd.
7.00%, 02/15/2021 (A)	1,418,000	1,453,450

Cayman Islands - 3.2%
Braskem Finance, Ltd.
5.75%, 04/15/2021 (A)	2,230,000	2,352,650
Dubai Holding Commercial Operations, Ltd.
6.00%, 02/01/2017, MTN	GBP 2,500,000	3,144,998
Fibria Overseas Finance, Ltd.
5.50%, 01/17/2027	$ 3,540,000	3,478,404
Lima Metro Line 2 Finance, Ltd.
5.88%, 07/05/2034 (A)	1,860,000	1,973,925
Odebrecht Finance, Ltd.
5.25%, 06/27/2029 (F)	4,280,000	1,808,300
5.25%, 06/27/2029 (A)	1,805,000	762,613
7.13%, 06/26/2042 (A)	1,410,000	609,825

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Cayman Islands (continued)
Vale Overseas, Ltd.
5.88%, 06/10/2021	$ 2,370,000	$ 2,535,900
6.88%, 11/10/2039	3,074,000	3,162,377

		19,828,992

Chile - 0.3%
Cencosud SA
6.63%, 02/12/2045 (A)	1,875,000	1,854,131

Colombia - 1.7%
Bancolombia SA
5.13%, 09/11/2022 (C)	2,265,000	2,355,600
5.95%, 06/03/2021 (C)	2,065,000	2,267,576
Ecopetrol SA
5.88%, 05/28/2045	6,595,000	5,829,980

		10,453,156

Dominican Republic - 0.5%
Aeropuertos Dominicanos Siglo XXI SA
6.75%, 03/30/2029 (A)	2,785,000	2,844,181

Indonesia - 2.7%
Pelabuhan Indonesia II PT
4.25%, 05/05/2025 (A)	5,395,000	5,244,587
5.38%, 05/05/2045 (A)	6,645,000	6,130,013
Pertamina Persero PT
4.30%, 05/20/2023 (A)	2,340,000	2,354,967
6.00%, 05/03/2042 (A)	2,925,000	2,885,448

		16,615,015

Kazakhstan - 1.3%
Development Bank of Kazakhstan JSC
4.13%, 12/10/2022 (A)	3,685,000	3,592,728
KazMunayGas National Co. JSC
6.38%, 04/09/2021 (A) (C)	3,860,000	4,205,161

		7,797,889

Luxembourg - 1.9%
Atento Luxco 1 SA
7.38%, 01/29/2020 (C) (F)	3,055,000	3,123,738
Gazprom OAO Via Gaz Capital SA
6.51%, 03/07/2022 (A)	2,140,000	2,348,650
Minerva Luxembourg SA
6.50%, 09/20/2026 (A)	2,495,000	2,479,406
Wind Acquisition Finance SA
7.38%, 04/23/2021 (A)	3,892,000	4,047,291

		11,999,085

Malaysia - 0.4%
1MDB Energy, Ltd.
5.99%, 05/11/2022 (F)	2,500,000	2,688,775

Mexico - 4.1%
Banco Inbursa SA Institucion de Banca Multiple
4.13%, 06/06/2024 (A) (C)	2,160,000	2,110,968
Banco Mercantil del Norte SA
5.75% (G), 10/04/2031 (A) (C)	1,535,000	1,427,550
BBVA Bancomer SA
6.75%, 09/30/2022 (A)	2,060,000	2,240,250
Grupo Bimbo SAB de CV
4.88%, 06/27/2044 (A)	3,535,000	3,243,639
Grupo Televisa SAB
6.13%, 01/31/2046	4,110,000	4,040,524
Petroleos Mexicanos
4.61% (G), 03/11/2022 (A)	2,955,000	3,069,506
6.50%, 03/13/2027 (A)	4,020,000	4,134,369

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2017 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Mexico (continued)
Petroleos Mexicanos (continued)
6.75%, 09/21/2047	$ 3,315,000	$ 3,128,366
8.63%, 02/01/2022	1,450,000	1,649,375

		25,044,547

Netherlands - 3.8%
AES Andres BV / Dominican Power Partners
7.95%, 05/11/2026 (A)	2,970,000	3,107,422
Embraer Netherlands Finance BV
5.40%, 02/01/2027 (B)	2,200,000	2,212,914
Equate Petrochemical BV
4.25%, 11/03/2026 (A)	2,720,000	2,672,400
Lukoil International Finance BV
4.75%, 11/02/2026 (A)	2,445,000	2,448,252
6.13%, 11/09/2020 (C) (F)	1,390,000	1,508,372
Marfrig Holdings Europe BV
6.88%, 06/24/2019 (A)	485,000	506,583
6.88%, 06/24/2019 (C) (F)	1,670,000	1,744,315
Petrobras Global Finance BV
4.38%, 05/20/2023	2,800,000	2,583,000
7.38%, 01/17/2027	2,210,000	2,294,422
8.38%, 05/23/2021	2,370,000	2,642,550
VTR Finance BV
6.88%, 01/15/2024 (A)	1,600,000	1,680,000

		23,400,230

Northern Mariana Islands - 0.7%
MTN Mauritius Investment, Ltd.
6.50%, 10/13/2026 (A)	4,230,000	4,272,512

Panama - 0.5%
ENA Norte Trust
4.95%, 04/25/2028 (A)	2,859,084	2,959,152

Paraguay - 0.4%
Telefonica Celular del Paraguay SA
6.75%, 12/13/2022 (A)	2,480,000	2,560,600

South Africa - 0.5%
Eskom Holdings SOC, Ltd.
7.13%, 02/11/2025 (A)	2,980,000	3,011,040

Sri Lanka - 0.3%
Bank of Ceylon
6.88%, 05/03/2017 (F)	1,590,000	1,597,950

Trinidad and Tobago - 0.3%
Petroleum Co. of Trinidad & Tobago, Ltd.
6.00%, 05/08/2022 (A) (C)	2,243,542	2,170,627

Turkey - 1.6%
Finansbank AS
6.25%, 04/30/2019 (A)	6,185,000	6,370,550
Turkiye Vakiflar Bankasi TAO
5.50%, 10/27/2021 (A)	3,490,000	3,332,950

		9,703,500

United States - 1.3%
Braskem America Finance Co.
7.13%, 07/22/2041 (A)	3,750,000	3,916,875
Cemex Finance LLC
9.38%, 10/12/2022 (A)	3,555,000	3,870,328

		7,787,203

Venezuela - 1.0%
Petroleos de Venezuela SA
5.38%, 04/12/2027 (F)	5,195,000	1,961,112

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Venezuela (continued)
Petroleos de Venezuela SA (continued)
5.50%, 04/12/2037 (F)	$ 3,165,000	$ 1,202,700
8.50%, 11/02/2017 (C) (F)	3,513,333	3,061,870

		6,225,682

Total Corporate Debt Securities (Cost $209,701,499)		212,511,644

FOREIGN GOVERNMENT OBLIGATIONS - 58.3%
Angola - 1.1%
Angola Government International Bond
9.50%, 11/12/2025 (A)	3,555,000	3,393,745
Republic of Angola Via Northern Lights III BV
7.00%, 08/16/2019 (F)	3,485,625	3,553,734

		6,947,479

Argentina - 5.8%
Argentina Bonos del Tesoro
21.20%, 09/19/2018	ARS 88,637,000	5,801,097
22.75%, 03/05/2018	92,985,000	6,049,469
Argentina Republic Government International Bond
0.00% (G), 12/15/2035	$ 18,140,000	1,726,928
2.26% (H), 12/31/2038	EUR 6,685,000	4,239,668
2.50% (H), 12/31/2038	$ 4,000,000	2,464,000
6.88%, 01/26/2027 (A)	2,860,000	2,831,400
7.50%, 04/22/2026 (A)	4,000,000	4,176,000
Provincia de Buenos Aires
7.88%, 06/15/2027 (A) (C)	1,935,000	1,927,647
9.38%, 09/14/2018 (F)	3,640,000	3,967,600
9.95%, 06/09/2021 (A)	2,290,000	2,570,525

		35,754,334

Bahrain - 0.6%
Bahrain Government International Bond
6.00%, 09/19/2044 (A)	4,110,000	3,449,441

Brazil - 6.8%
Brazil Government International Bond
4.25%, 01/07/2025 (C)	3,325,000	3,225,250
4.88%, 01/22/2021	5,930,000	6,173,130
7.13%, 01/20/2037	2,515,000	2,760,213
Brazil Notas do Tesouro Nacional
Series F,
10.00%, 01/01/2018 - 01/01/2027	BRL 96,866,000	29,454,579

		41,613,172

Colombia - 3.6%
Colombia Government International Bond
2.63%, 03/15/2023	$ 5,880,000	5,591,880
4.38%, 07/12/2021	3,230,000	3,401,190
5.00%, 06/15/2045	6,310,000	6,142,785
Colombia TES
7.00%, 05/04/2022	COP 15,452,000,000	5,393,135
Series B,
7.00%, 06/30/2032	4,040,800,000	1,371,881

		21,900,871

Cote d’Ivoire - 0.6%
Ivory Coast Government International Bond
5.75% (H), 12/31/2032 (A)	$ 3,787,700	3,507,334

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2017 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Croatia - 2.5%
Croatia Government International Bond
3.88%, 05/30/2022 (F)	EUR 4,049,000	$ 4,709,639
6.00%, 01/26/2024 (A) (C)	$ 4,500,000	4,924,890
6.75%, 11/05/2019 (A)	5,030,000	5,475,155

		15,109,684

Dominican Republic - 0.4%
Dominican Republic International Bond
5.95%, 01/25/2027 (A)	2,665,000	2,665,000

Ecuador - 0.6%
Ecuador Government International Bond
9.65%, 12/13/2026 (A)	2,350,000	2,479,250
10.75%, 03/28/2022 (A)	1,260,000	1,414,350

		3,893,600

Egypt - 1.6%
Egypt Government International Bond
6.13%, 01/31/2022 (A)	5,010,000	5,055,040
8.50%, 01/31/2047 (A)	4,620,000	4,718,683

		9,773,723

Ghana - 0.7%
Ghana Government International Bond
7.88%, 08/07/2023 (A)	4,210,636	4,110,844

Hungary - 0.8%
Hungary Government Bond
5.50%, 06/24/2025	HUF 1,254,650,000	5,113,738

Indonesia - 5.3%
Indonesia Government International Bond
3.38%, 04/15/2023 (A)	$ 3,550,000	3,490,871
3.75%, 06/14/2028 (A)	EUR 3,680,000	4,167,969
4.35%, 01/08/2027 (A)	$ 5,855,000	5,944,588
4.75%, 01/08/2026 (A)	3,340,000	3,496,820
5.25%, 01/08/2047 (A)	2,335,000	2,391,047
Indonesia Treasury Bond
8.25%, 05/15/2036	IDR 103,124,000,000	7,763,922
8.75%, 05/15/2031	27,000,000,000	2,126,231
Perusahaan Penerbit SBSN Indonesia III
4.55%, 03/29/2026 (A)	$ 3,350,000	3,433,750

		32,815,198

Kazakhstan - 0.9%
KazAgro National Management Holding JSC
4.63%, 05/24/2023 (A)	3,535,000	3,353,499
Kazakhstan Government International Bond
6.50%, 07/21/2045 (A) (C)	2,015,000	2,362,587

		5,716,086

Kenya - 0.9%
Kenya Government International Bond
5.88%, 06/24/2019 (A)	3,355,000	3,468,902
6.88%, 06/24/2024 (A)	2,050,000	1,978,353

		5,447,255

Mexico - 2.6%
Mexico Bonos
5.75%, 03/05/2026	MXN 44,741,100	1,909,221
10.00%, 11/20/2036	31,138,200	1,787,163

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico (continued)
Mexico Bonos (continued)
Series M,
6.50%, 06/09/2022	MXN 83,400,000	$ 3,875,813
7.75%, 05/29/2031	33,063,700	1,571,990
8.50%, 11/18/2038	38,300,000	1,925,366
Mexico Government International Bond
4.00%, 10/02/2023	$ 2,435,000	2,450,828
4.35%, 01/15/2047	2,800,000	2,418,640

		15,939,021

Mongolia - 0.2%
Mongolia Government International Bond
5.13%, 12/05/2022 (A)	1,190,000	1,031,582

Peru - 1.9%
Peru Government International Bond
5.70%, 08/12/2024 (A)	PEN 11,957,000	3,666,467
8.20%, 08/12/2026 (A)	22,839,000	8,056,924

		11,723,391

Poland - 1.4%
Republic of Poland Government Bond
2.25%, 04/25/2022	PLN 23,570,000	5,627,796
2.50%, 07/25/2026	13,500,000	3,032,924

		8,660,720

Qatar - 0.3%
Qatar Government International Bond
3.25%, 06/02/2026 (A)	$ 1,980,000	1,935,846

Romania - 0.5%
Romania Government Bond
5.80%, 07/26/2027	RON 11,500,000	3,146,604

Russian Federation - 5.0%
Russian Federation Federal Bond - OFZ
6.20%, 01/31/2018	RUB 285,000,000	4,633,530
7.05%, 01/19/2028	344,679,000	5,294,379
7.50%, 02/27/2019	323,170,000	5,321,252
7.75%, 09/16/2026	425,966,000	6,900,720
Russian Federation Foreign Bond - Eurobond
4.75%, 05/27/2026 (F)	$ 5,800,000	5,989,776
5.00%, 04/29/2020 (F)	2,500,000	2,668,750

		30,808,407

Saudi Arabia - 0.3%
Saudi Arabia Government International Bond
3.25%, 10/26/2026 (A)	1,915,000	1,827,638

Serbia - 0.5%
Serbia International Bond
7.25%, 09/28/2021 (A)	2,610,000	2,942,775

South Africa - 2.2%
Republic of South Africa Government Bond
7.00%, 02/28/2031	ZAR 85,000,000	5,204,876
8.75%, 01/31/2044	38,790,307	2,644,943
Republic of South Africa Government International Bond
4.30%, 10/12/2028	$ 6,265,000	5,884,527

		13,734,346

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2017 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sri Lanka - 1.1%
Sri Lanka Government International Bond
6.25%, 10/04/2020 (A)	$ 1,915,000	$ 1,969,555
6.25%, 07/27/2021 (F)	4,800,000	4,905,864

		6,875,419

Supranational - 4.7%
Banque Ouest Africaine de Developpement
5.50%, 05/06/2021 (A)	5,820,000	6,028,356
Black Sea Trade & Development Bank
4.88%, 05/06/2021 (A)	3,010,000	3,160,500
Eastern and Southern African Trade and Development Bank
6.38%, 12/06/2018, MTN (F)	4,099,000	4,266,731
Inter-American Development Bank
7.25%, 07/17/2017, MTN	IDR 96,620,000,000	7,215,331
International Bank for Reconstruction & Development
6.38%, 08/07/2018	INR 194,700,000	2,910,106
International Finance Corp.
6.45%, 10/30/2018, MTN	366,500,000	5,465,590

		29,046,614

Turkey - 2.2%
Turkey Government International Bond
4.88%, 04/16/2043	$ 3,360,000	2,739,710
6.00%, 03/25/2027	3,350,000	3,377,484
7.00%, 06/05/2020	6,910,000	7,448,980

		13,566,174

Ukraine - 1.3%
Ukraine Government International Bond
7.75%, 09/01/2020 - 09/01/2021 (F)	8,015,000	7,805,353

United Kingdom - 0.8%
Ukreximbank Via Biz Finance PLC
9.63%, 04/27/2022 (F)	4,775,000	4,701,178

Venezuela - 0.6%
Venezuela Government International Bond
7.75%, 10/13/2019 (C) (F)	6,055,000	3,648,137

Zambia - 0.5%
Zambia Government International Bond
8.50%, 04/14/2024 (A)	3,140,000	3,125,242

Total Foreign Government Obligations (Cost $348,962,332)		358,336,206

	Shares	Value
COMMON STOCKS - 0.4%
Colombia - 0.3%
Pacific Exploration and Production Corp. (E)	46,678	1,867,867

United States - 0.1%
NII Holdings, Inc. (C) (E)	193,157	545,668

Total Common Stocks (Cost $8,649,558)		2,413,535

	Shares	Value
SECURITIES LENDING COLLATERAL - 3.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.52% (I)	23,658,570	$ 23,658,570

Total Securities Lending Collateral (Cost $23,658,570)		23,658,570

	Principal	Value
REPURCHASE AGREEMENT - 5.3%
State Street Bank & Trust Co. 0.03% (I), dated 01/31/2017, to be repurchased at $32,628,453 on 02/01/2017. Collateralized by a U.S. Government Obligation, 1.50%, due 02/28/2019, and with a value of $33,284,372.	$ 32,628,425	32,628,425

Total Repurchase Agreement (Cost $32,628,425)		32,628,425

Total Investments (Cost $623,600,384) (J)		629,548,380
Net Other Assets (Liabilities) - (2.4)%		(14,570,863)

Net Assets - 100.0%		$ 614,977,517

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2017 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BOA	02/28/2017	USD	13,353,192	EUR	12,452,619	$—	$(103,229)
HSBC	02/28/2017	USD	3,317,947	GBP	2,640,101	—	(4,909)
JPM	02/28/2017	PLN	27,987,205	USD	6,907,522	77,649	—
JPM	03/02/2017	KRW	3,038,744,204	USD	2,582,429	33,270	—
JPM	03/02/2017	USD	2,393,484	KRW	2,770,697,078	8,516	—
TDB	02/28/2017	MXN	335,821,308	USD	15,896,867	142,781	—
TDB	02/28/2017	TRY	13,669,897	USD	3,590,227	4,834	—
TDB	02/28/2017	USD	933,724	MXN	19,759,939	—	(10,059)
TDB	02/28/2017	USD	622,889	PLN	2,525,066	—	(7,328)

Total						$267,050	$(125,525)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Foreign Government Obligations	56.9%	$ 358,336,206
Oil, Gas & Consumable Fuels	9.9	62,433,177
Banks	4.5	28,442,972
Wireless Telecommunication Services	2.2	14,133,054
Electric Utilities	2.1	13,258,802
Media	1.9	11,766,149
Marine	1.8	11,374,600
Food Products	1.8	11,033,301
Metals & Mining	1.7	10,359,577
Paper & Forest Products	1.3	8,302,204
Diversified Telecommunication Services	1.1	6,607,891
Chemicals	1.0	6,269,525
Commercial Services & Supplies	1.0	6,268,736
Transportation Infrastructure	0.9	5,803,333
Construction Materials	0.6	3,870,328
Construction & Engineering	0.5	3,180,738
Independent Power & Renewable Electricity Producers	0.5	3,107,422
Diversified Financial Services	0.4	2,672,400
Aerospace & Defense	0.4	2,212,914
Road & Rail	0.3	1,973,925
Food & Staples Retailing	0.3	1,854,131

Investments, at Value	91.1	573,261,385
Short-Term Investments	8.9	56,286,995

Total Investments	100.0%	$ 629,548,380

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2017 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$212,511,644	$—	$212,511,644
Foreign Government Obligations	—	358,336,206	—	358,336,206
Common Stocks	2,413,535	—	—	2,413,535
Securities Lending Collateral	23,658,570	—	—	23,658,570
Repurchase Agreement	—	32,628,425	—	32,628,425

Total Investments	$26,072,105	$603,476,275	$—	$629,548,380

Other Financial Instruments
Forward Foreign Currency Contracts (L)	$—	$267,050	$—	$267,050

Total Other Financial Instruments	$—	$267,050	$—	$267,050

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (L)	$—	$(125,525)	$—	$(125,525)

Total Other Financial Instruments	$—	$(125,525)	$—	$(125,525)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the total value of 144A securities is $273,021,101, representing 44.4% of the Fund’s net assets.

(B)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after January 31, 2017.
(C)

All or a portion of the securities are on loan. The total value of all securities on loan is $23,159,107. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(D)	Securities in default.
(E)	Non-income producing securities.
(F)

Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2017, the total value of Regulation S securities is $64,913,894, representing 10.6% of the Fund’s net assets.

(G)	Floating or variable rate securities. The rates disclosed are as of January 31, 2017.
(H)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of January 31, 2017; the maturity dates disclosed are the ultimate maturity dates.
(I)	Rates disclosed reflect the yields at January 31, 2017.
(J)

Aggregate cost for federal income tax purposes is $623,600,384. Aggregate gross unrealized appreciation and depreciation for all securities is $21,795,716 and $15,847,720, respectively. Net unrealized appreciation for tax purposes is $5,947,996.

(K)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(L)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2017 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

CURRENCY ABBREVIATIONS:

ARS	Argentine Peso
BRL	Brazilian Real
COP	Columbian Peso
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
TRY	Turkish New Lira
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BOA	Bank of America, N.A.
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
TDB	Toronto Dominion Bank

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2017 Form N-Q

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS

At January 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 96.9%
Brazil - 9.0%
Banco Bradesco SA, ADR (A)	291,384	$ 3,009,997
Banco do Brasil SA (A)	224,500	2,216,431
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros (A)	47,200	276,960
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (A)	63,700	634,452
Equatorial Energia SA	46,700	861,055
Fleury SA	26,800	323,019
Itau Unibanco Holding SA, Class H, ADR	81,316	960,342
Kroton Educacional SA	208,100	892,206
Lojas Renner SA	36,300	275,092
MRV Engenharia e Participacoes SA	133,600	540,997
Petroleo Brasileiro SA, Class A, ADR (A)	157,500	1,497,825
Rumo Logistica Operadora Multimodal SA (A)	157,900	375,821
Vale SA, Class B, ADR (A)	188,100	1,914,858

		13,779,055

Chile - 0.6%
Enel Americas SA, ADR	68,000	614,040
Enel Chile SA, ADR	68,030	327,905

		941,945

China - 25.0%
AAC Technologies Holdings, Inc.	179,000	1,838,275
Alibaba Group Holding, Ltd., ADR (A)	30,900	3,130,479
Bank of China, Ltd., Class H	5,660,000	2,563,507
China Cinda Asset Management Co., Ltd., Class H	1,165,000	403,597
China Communications Construction Co., Ltd., Class H	610,000	734,189
China Construction Bank Corp., Class H	4,705,000	3,488,232
China Merchants Bank Co., Ltd., Class H	117,000	293,011
China Petroleum & Chemical Corp., ADR	18,223	1,458,569
China Railway Group, Ltd., H Shares	442,000	386,888
Geely Automobile Holdings, Ltd.	1,675,000	1,979,720
Guangzhou Automobile Group Co., Ltd., Class H	980,000	1,336,536
Guangzhou R&F Properties Co., Ltd., Class H	190,000	243,693
Industrial & Commercial Bank of China, Ltd., Class H	2,605,000	1,592,657
KWG Property Holding, Ltd.	1,224,500	703,662
Momo, Inc., ADR (A) (B)	26,000	590,980
NetEase, Inc., ADR	12,700	3,224,530
New Oriental Education & Technology Group, Inc., ADR (A)	9,400	446,970
PetroChina Co., Ltd., Class H	4,808,000	3,819,623
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	217,400	553,666
Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,162,000	719,525
Sinopharm Group Co., Ltd., Class H	148,400	678,175
Sinotrans, Ltd., Class H	694,000	288,475
TAL Education Group, ADR (A)	5,800	469,742
Tencent Holdings, Ltd.	259,200	6,776,877
Tianneng Power International, Ltd.	430,000	378,651

		38,100,229

	Shares	Value
COMMON STOCKS (continued)
Hong Kong - 3.0%
China Mobile, Ltd.	102,500	$ 1,153,394
China Overseas Land & Investment, Ltd.	288,000	845,698
China Shenhua Energy Co., Ltd., Class H	371,000	784,037
Kingboard Chemical Holdings, Ltd.	380,300	1,308,627
Nine Dragons Paper Holdings, Ltd.	363,000	417,789

		4,509,545

Hungary - 1.1%
MOL Hungarian Oil & Gas PLC	10,085	711,197
OTP Bank PLC	34,173	1,050,236

		1,761,433

India - 4.5%
HDFC Bank, Ltd., ADR	27,361	1,885,994
ICICI Bank, Ltd., ADR	135,000	1,046,250
Infosys, Ltd., ADR	67,340	927,272
State Bank of India, GDR (C)	18,480	717,024
Tata Motors, Ltd., Series V, ADR	58,735	2,288,315

		6,864,855

Indonesia - 1.8%
Adaro Energy Tbk PT	4,564,100	579,379
Bank Central Asia Tbk PT	353,700	405,288
Bank Negara Indonesia Persero Tbk PT	1,547,700	660,692
Telekomunikasi Indonesia Persero Tbk PT	3,804,400	1,102,642

		2,748,001

Malaysia - 1.2%
AirAsia Bhd	509,500	293,312
CIMB Group Holdings Bhd	647,000	725,948
Tenaga Nasional Bhd	269,300	814,679

		1,833,939

Mexico - 4.8%
Arca Continental SAB de CV	60,000	322,622
Cemex SAB de CV, ADR (A)	110,200	1,020,452
Fomento Economico Mexicano SAB de CV, ADR	11,600	872,668
Gruma SAB de CV, Class B	132,540	1,779,869
Grupo Financiero Banorte SAB de CV, Class O	281,100	1,347,301
Grupo Mexico SAB de CV, Series B	509,500	1,532,886
Industrias Penoles SAB de CV	17,705	418,608

		7,294,406

Peru - 1.6%
Cia de Minas Buenaventura SAA, ADR	38,900	536,431
Credicorp, Ltd.	12,105	1,981,346

		2,517,777

Poland - 0.6%
KGHM Polska Miedz SA	29,200	903,409

Republic of Korea - 16.1%
CJ CheilJedang Corp.	1,482	452,086
Daelim Industrial Co., Ltd. (A)	10,004	722,258
Hana Financial Group, Inc.	72,725	2,155,904
Hankook Tire Co., Ltd. (A)	12,802	623,521
Hyundai Development Co-Engineering & Construction (A)	18,073	679,623
Hyundai Mobis Co., Ltd.	4,134	860,879
Industrial Bank of Korea (A)	61,362	670,594
KB Financial Group, Inc.	66,805	2,701,863
Kia Motors Corp.	35,795	1,121,193
KT&G Corp.	6,390	552,616
LG Uplus Corp.	162,485	1,593,950

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2017 Form N-Q

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Republic of Korea (continued)
Lotte Chemical Corp. (A)	1,290	$ 417,937
POSCO, ADR	17,200	995,536
S-Oil Corp.	5,543	386,832
Samsung Electronics Co., Ltd.	4,222	7,168,063
SK Hynix, Inc.	46,747	2,160,153
SK Innovation Co., Ltd.	5,589	755,075
Woori Bank (A)	45,539	513,347

		24,531,430

Russian Federation - 3.8%
Gazprom PJSC, ADR	642,322	3,169,859
LUKOIL PJSC, ADR	28,681	1,609,291
MMC Norilsk Nickel PJSC, ADR	61,934	1,002,092

		5,781,242

South Africa - 7.0%
Barclays Africa Group, Ltd.	100,926	1,189,466
Exxaro Resources, Ltd. (B)	148,947	1,175,217
FirstRand, Ltd.	259,076	965,166
Impala Platinum Holdings, Ltd. (A)	159,192	631,334
Naspers, Ltd., Class N	20,965	3,326,146
Sanlam, Ltd.	137,088	661,176
Sappi, Ltd.	208,843	1,341,710
Standard Bank Group, Ltd.	76,913	821,471
Tiger Brands, Ltd.	21,284	640,668

		10,752,354

Taiwan - 14.6%
China Steel Corp.	1,629,000	1,318,944
E Ink Holdings, Inc.	587,000	464,326
Elite Advanced Laser Corp.	67,600	269,024
FLEXium Interconnect, Inc.	271,770	780,716
Foxconn Technology Co., Ltd.	287,910	812,583
Highwealth Construction Corp.	722,230	1,074,106
Hon Hai Precision Industry Co., Ltd.	1,097,330	2,942,795
Largan Precision Co., Ltd.	12,000	1,716,435
Lite-On Technology Corp.	551,000	832,256
Nan Ya Plastics Corp.	408,800	962,961
Pegatron Corp.	607,000	1,461,711
PharmaEngine, Inc.	102,592	624,800
Quanta Computer, Inc.	362,000	738,061
Realtek Semiconductor Corp.	160,000	558,385
Taishin Financial Holding Co., Ltd.	866,468	327,196
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	208,000	6,429,280
Uni-President Enterprises Corp.	309,800	531,446
Wistron Corp.	452,000	385,957

		22,230,982

Thailand - 2.0%
Kasikornbank PCL	111,600	594,292
PTT Global Chemical PCL	394,100	761,113
PTT PCL	103,200	1,184,118
Supalai PCL	717,800	493,347

		3,032,870

Turkey - 0.2%
Arcelik AS	51,917	314,544

Total Common Stocks (Cost $126,185,153)		147,898,016

	Shares	Value
PREFERRED STOCK - 0.5%
Brazil - 0.5%
Itausa - Investimentos Itau SA
5.35% (D)	272,800	$ 803,397

Total Preferred Stock (Cost $621,078)		803,397

SECURITIES LENDING COLLATERAL - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.52% (D)	904,382	904,382

Total Securities Lending Collateral (Cost $904,382)		904,382

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
State Street Bank & Trust Co. 0.03% (D), dated 01/31/2017, to be repurchased at $1,387,417 on 02/01/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2019, and with a value of $1,416,398.	$ 1,387,416	1,387,416

Total Repurchase Agreement (Cost $1,387,416)		1,387,416

Total Investments (Cost $129,098,029) (E)		150,993,211
Net Other Assets (Liabilities) - 1.1%		1,622,051

Net Assets - 100.0%		$ 152,615,262

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2017 Form N-Q

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	22.3%	$ 33,721,786
Oil, Gas & Consumable Fuels	11.3	17,131,022
Internet Software & Services	9.1	13,722,866
Technology Hardware, Storage & Peripherals	7.6	11,398,631
Semiconductors & Semiconductor Equipment	6.2	9,416,842
Metals & Mining	6.1	9,254,098
Electronic Equipment, Instruments & Components	6.0	9,051,174
Automobiles	4.5	6,725,764
Food Products	2.3	3,404,069
Real Estate Management & Development	2.2	3,360,506
Media	2.2	3,326,146
Chemicals	1.9	2,861,536
Diversified Telecommunication Services	1.8	2,696,592
Electric Utilities	1.7	2,617,679
Construction & Engineering	1.7	2,522,958
Auto Components	1.2	1,863,051
Diversified Consumer Services	1.2	1,808,918
Paper & Forest Products	1.2	1,759,499
Health Care Providers & Services	1.0	1,554,860
Beverages	0.8	1,195,290
Wireless Telecommunication Services	0.8	1,153,394
Construction Materials	0.7	1,020,452
Diversified Financial Services	0.6	965,166
IT Services	0.6	927,272
Household Durables	0.6	855,541
Capital Markets	0.5	680,557
Insurance	0.4	661,176
Water Utilities	0.4	634,452
Biotechnology	0.4	624,800
Tobacco	0.4	552,616
Road & Rail	0.2	375,821
Airlines	0.2	293,312
Air Freight & Logistics	0.2	288,475
Multiline Retail	0.2	275,092

Investments, at Value	98.5	148,701,413
Short-Term Investments	1.5	2,291,798

Total Investments	100.0%	$ 150,993,211

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$53,208,342	$94,689,674	$—	$147,898,016
Preferred Stock	803,397	—	—	803,397
Securities Lending Collateral	904,382	—	—	904,382
Repurchase Agreement	—	1,387,416	—	1,387,416

Total Investments	$54,916,121	$96,077,090	$—	$150,993,211

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $867,619. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2017 Form N-Q

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(C)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2017, the value of the Regulation S security is $717,024, representing 0.5% of the Fund’s net assets.

(D)	Rates disclosed reflect the yields at January 31, 2017.
(E)

Aggregate cost for federal income tax purposes is $129,098,029. Aggregate gross unrealized appreciation and depreciation for all securities is $25,267,470 and $3,372,288, respectively. Net unrealized appreciation for tax purposes is $21,895,182.

(F)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2017 Form N-Q

Transamerica Event Driven

SCHEDULE OF INVESTMENTS

At January 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 26.6%
Airlines - 1.0%
American Airlines Group, Inc.	22,500	$995,625

Automobiles - 1.0%
General Motors Co.	3,800	139,118
Suzuki Motor Corp.	20,900	808,716

		947,834

Banks - 0.5%
Bank of America Corp.	22,500	509,400

Beverages - 0.8%
Coca-Cola Co.	18,750	779,438

Capital Markets - 1.5%
Ares Capital Corp.	82,755	1,398,559

Diversified Telecommunication Services - 2.6%
CenturyLink, Inc.	48,750	1,260,675
Verizon Communications, Inc.	26,367	1,292,247

		2,552,922

Energy Equipment & Services - 0.5%
Nabors Industries, Ltd.	28,300	459,875

Equity Real Estate Investment Trusts - 1.2%
American Tower Corp., Class A	11,250	1,164,375

Internet Software & Services - 1.0%
Alphabet, Inc., Class C (A)	750	597,592
Web.com Group, Inc. (A)	18,750	355,313

		952,905

Media - 4.1%
CBS Corp., Class B	30,000	1,934,700
Comcast Corp., Class A	9,000	678,780
DISH Network Corp., Class A (A)	2,574	152,304
Time Warner, Inc.	4,125	399,506
Walt Disney Co.	7,500	829,875

		3,995,165

Metals & Mining - 0.7%
ArcelorMittal (A)	82,500	642,675

Oil, Gas & Consumable Fuels - 2.8%
BP PLC	295,533	1,757,963
SM Energy Co.	24,750	755,123
Whiting Petroleum Corp. (A)	17,500	194,075

		2,707,161

Pharmaceuticals - 1.9%
Bristol-Myers Squibb Co.	37,500	1,843,500

Semiconductors & Semiconductor Equipment - 0.3%
Micron Technology, Inc. (A)	11,250	271,238

Software - 1.6%
Red Hat, Inc. (A)	20,974	1,591,507

Thrifts & Mortgage Finance - 1.6%
Astoria Financial Corp.	80,775	1,527,455

Transportation Infrastructure - 1.4%
Macquarie Infrastructure Corp.	18,375	1,377,941

	Shares	Value
COMMON STOCKS (continued)
Wireless Telecommunication Services - 2.1%
T-Mobile US, Inc. (A)	32,930	$ 2,050,551

Total Common Stocks (Cost $25,544,379)		25,768,126

	Principal	Value
CONVERTIBLE BONDS - 54.4%
Auto Components - 0.8%
Horizon Global Corp.
2.75%, 07/01/2022 (B)	$ 720,000	752,850

Consumer Finance - 2.2%
AEON Financial Service Co., Ltd. Zero Coupon, 09/13/2019	JPY 225,000,000	2,153,372

Energy Equipment & Services - 0.4%
Weatherford International, Ltd.
5.88%, 07/01/2021	$ 375,000	419,766

Equity Real Estate Investment Trusts - 3.2%
Colony NorthStar, Inc.
5.00%, 04/15/2023 (C)	2,140,000	2,216,237
Colony Starwood Homes
3.50%, 01/15/2022 (C) (D) (E)	900,000	910,688

		3,126,925

Household Durables - 4.0%
Sony Corp. Zero Coupon, 09/30/2022	JPY 400,000,000	3,834,913

Internet & Direct Marketing Retail - 1.6%
Ctrip.com International, Ltd.
1.00%, 07/01/2020	$ 1,500,000	1,579,687

Internet Software & Services - 9.8%
FireEye, Inc.
Series B,
1.63%, 06/01/2035 (C) (E)	6,021,000	5,362,453
Twitter, Inc.
1.00%, 09/15/2021 (C) (E)	1,465,000	1,335,897
Yahoo!, Inc.
Zero Coupon, 12/01/2018 (C) (E)	2,729,000	2,780,169

		9,478,519

Media - 3.1%
DISH Network Corp.
3.38%, 08/15/2026(C) (D)	930,000	1,086,356
Liberty Media Corp-Liberty Formula One
1.00%, 01/30/2023 (D)	1,861,000	1,890,078

		2,976,434

Pharmaceuticals - 4.1%
Clovis Oncology, Inc.
2.50%, 09/15/2021 (C)	1,500,000	1,955,625
Depomed, Inc.
2.50%, 09/01/2021 (C)	1,800,000	2,058,750

		4,014,375

Real Estate Management & Development - 16.9%
BUWOG AG Zero Coupon, 09/09/2021 (C) (E) (F)	EUR 2,100,000	2,283,952
Deutsche Wohnen AG
0.50%, 11/22/2020 (C) (F)	2,500,000	4,732,257
0.88%, 09/08/2021 (C) (E) (F)	2,900,000	4,805,393

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2017 Form N-Q

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
CONVERTIBLE BONDS (continued)
Real Estate Management & Development (continued)
IMMOFINANZ AG
2.00%, 01/24/2024 (C) (E) (F)	EUR 4,200,000	$ 4,567,903

		16,389,505

Semiconductors & Semiconductor Equipment - 8.3%
Cypress Semiconductor Corp.
4.50%, 01/15/2022 (D) (E)	$ 1,666,000	1,915,900
Nanya Technology Corp. Zero Coupon, 01/24/2022 (F)	2,200,000	2,318,250
ON Semiconductor Corp.
1.00%, 12/01/2020	1,500,000	1,577,813
Veeco Instruments, Inc.
2.70%, 01/15/2023 (C)	2,325,000	2,272,687

		8,084,650

Total Convertible Bonds (Cost $51,345,155)		52,810,996

CORPORATE DEBT SECURITIES - 27.1%
Aerospace & Defense - 0.9%
Bombardier, Inc.
8.75%, 12/01/2021 (D)	750,000	810,937

Airlines - 0.9%
Air France-KLM
6.25% (G), 10/01/2020 (C) (F) (H)	EUR 800,000	876,640

Commercial Services & Supplies - 1.6%
Ahern Rentals, Inc.
7.38%, 05/15/2023 (C) (D)	$ 1,065,000	995,775
Emeco Pty, Ltd.
9.88%, 03/15/2019 (F) (I)	600,000	516,750

		1,512,525

Hotels, Restaurants & Leisure - 1.2%
Silversea Cruise Finance, Ltd.
7.25%, 02/01/2025 (D)	1,125,000	1,156,174

Internet & Direct Marketing Retail - 0.9%
Match Group, Inc.
6.38%, 06/01/2024	826,000	885,885

Metals & Mining - 1.1%
Cliffs Natural Resources, Inc.
5.90%, 03/15/2020 (C)	1,083,000	1,077,585

Oil, Gas & Consumable Fuels - 13.0%
Chesapeake Energy Corp.
5.38%, 06/15/2021 (E)	2,091,000	2,007,360
6.13%, 02/15/2021 (C) (I)	787,000	776,919
6.63%, 08/15/2020 (C)	1,976,000	1,985,880
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp.
12.00%, 11/01/2021 (C)	2,526,000	2,683,875
EP Energy LLC / Everest Acquisition Finance, Inc.
9.38%, 05/01/2020 (C)	2,944,000	2,944,000
Petrobras Global Finance BV
6.13%, 01/17/2022 (I)	140,000	144,410
7.38%, 01/17/2027	140,000	145,348
Tullow Oil PLC
6.25%, 04/15/2022 (D) (E)	2,100,000	1,942,500

		12,630,292

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Paper & Forest Products - 0.5%
Fibria Overseas Finance, Ltd.
5.50%, 01/17/2027	$ 500,000	$ 491,300

Semiconductors & Semiconductor Equipment - 5.4%
Advanced Micro Devices, Inc.
7.00%, 07/01/2024 (C) (E)	2,099,000	2,180,336
Qorvo, Inc.
7.00%, 12/01/2025 (C) (E)	2,765,000	3,055,325

		5,235,661

Wireless Telecommunication Services - 1.6%
Sprint Corp.
7.88%, 09/15/2023 (C)	1,444,000	1,577,570

Total Corporate Debt Securities (Cost $23,974,988)		26,254,569

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.4% (J) (K)
Call - AK Steel Holding Corp.
Exercise Price $11
Expiration Date 02/17/2017	375	375
Call - American Tower Corp.
Exercise Price $106
Expiration Date 02/10/2017	75	3,375
Call - Banc of California, Inc.
Exercise Price $16
Expiration Date 02/17/2017	450	33,750
Call - Charter Communications, Inc.
Exercise Price $345
Expiration Date 02/03/2017	45	3,375
Call - Charter Communications, Inc.
Exercise Price $350
Expiration Date 03/17/2017	49	19,110
Call - FireEye, Inc.
Exercise Price $15
Expiration Date 02/10/2017	300	10,200
Call - Infinera Corp.
Exercise Price $9
Expiration Date 02/17/2017	225	19,687
Call - Micron Technology, Inc.
Exercise Price $25
Expiration Date 02/10/2017	825	24,750
Call - SM Energy Co.
Exercise Price $35
Expiration Date 03/17/2017	75	8,625
Call - Sony Corp.
Exercise Price $32
Expiration Date 02/24/2017	225	8,438
Call - T-Mobile US, Inc.
Exercise Price $65
Expiration Date 05/19/2017	37	13,135
Call - Twitter, Inc.
Exercise Price $18
Expiration Date 02/03/2017	187	6,171
Call - Vale SA
Exercise Price $11
Expiration Date 02/03/2017	375	3,750
Call - Vale SA
Exercise Price $12
Expiration Date 02/03/2017	375	375
Call - Verizon Communications, Inc.
Exercise Price $50
Expiration Date 02/03/2017	450	4,500

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2017 Form N-Q

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED (continued)
Put - Advanced Micro Devices, Inc.
Exercise Price $10
Expiration Date 02/10/2017	300	$ 9,000
Put - Alphabet, Inc.
Exercise Price $795
Expiration Date 02/03/2017	7	3,710
Put - American Airlines Group, Inc.
Exercise Price $43
Expiration Date 02/03/2017	150	5,700
Put - American Airlines Group, Inc.
Exercise Price $45
Expiration Date 02/03/2017	150	11,850
Put - American Tower Corp.
Exercise Price $100
Expiration Date 02/10/2017	110	4,400
Put - ArcelorMittal
Exercise Price $8
Expiration Date 02/03/2017	750	4,125
Put - Bank of America Corp.
Exercise Price $23
Expiration Date 02/03/2017	225	3,825
Put - Bristol-Myers Squibb Co.
Exercise Price $47
Expiration Date 02/03/2017	375	7,875
Put - CBS Corp.
Exercise Price $63
Expiration Date 02/10/2017	300	13,500
Put - CenturyLink, Inc.
Exercise Price $23
Expiration Date 03/17/2017	300	7,500
Put - CenturyLink, Inc.
Exercise Price $24
Expiration Date 02/17/2017	75	1,200
Put - Coca-Cola Co.
Exercise Price $40
Expiration Date 02/17/2017	187	1,870
Put - Comcast Corp.
Exercise Price $74
Expiration Date 02/17/2017	135	6,750
Put - Ctrip.com International, Ltd.
Exercise Price $42
Expiration Date 02/24/2017	187	10,098
Put - Cypress Semiconductor Corp.
Exercise Price $10
Expiration Date 03/17/2017	525	7,350
Put - DISH Network Corp.
Exercise Price $55
Expiration Date 02/17/2017	112	6,720
Put - Ensco PLC
Exercise Price $9
Expiration Date 02/17/2017	450	2,700
Put - Macquarie Infrastructure Corp.
Exercise Price $70
Expiration Date 02/17/2017	34	1,190
Put - Macquarie Infrastructure Corp.
Exercise Price $75
Expiration Date 02/17/2017	75	13,425
Put - Macquarie Infrastructure Corp.
Exercise Price $80
Expiration Date 02/17/2017	75	42,000
Put - Micron Technology, Inc.
Exercise Price $23
Expiration Date 02/03/2017	750	3,750
Put - Nabors Industries, Ltd.
Exercise Price $15
Expiration Date 02/17/2017	300	8,100

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED (continued)
Put - SM Energy Co.
Exercise Price $25
Expiration Date 03/17/2017	150	$ 11,850
Put - SM Energy Co.
Exercise Price $30
Expiration Date 02/17/2017	75	10,500
Put - SPDR S&P 500 ETF Trust
Exercise Price $225
Expiration Date 02/01/2017	375	1,875
Put - SPDR S&P 500 ETF Trust
Exercise Price $226
Expiration Date 02/03/2017	150	3,750
Put - SPDR S&P 500 ETF Trust
Exercise Price $226
Expiration Date 02/03/2017	90	2,790
Put - SPDR S&P 500 ETF Trust
Exercise Price $227
Expiration Date 02/03/2017	375	15,000
Put - SPDR S&P 500 ETF Trust
Exercise Price $227
Expiration Date 02/03/2017	150	7,950
Put - T-Mobile US, Inc.
Exercise Price $59
Expiration Date 02/10/2017	188	6,674
Put - T-Mobile US, Inc.
Exercise Price $60
Expiration Date 03/17/2017	74	15,540
Put - Twitter, Inc.
Exercise Price $16
Expiration Date 02/03/2017	750	1,500
Put - Verizon Communications, Inc.
Exercise Price $48
Expiration Date 02/03/2017	150	750
Put - Verizon Communications, Inc.
Exercise Price $49
Expiration Date 02/03/2017	224	2,464
Put - Walt Disney Co.
Exercise Price $106
Expiration Date 02/10/2017	75	3,975
Put - Web.com Group, Inc.
Exercise Price $15
Expiration Date 03/17/2017	300	9,000
Put - Whiting Petroleum Corp.
Exercise Price $11
Expiration Date 02/03/2017	187	3,740
Put - Yahoo!, Inc.
Exercise Price $43
Expiration Date 02/03/2017	375	5,250

Total Exchange-Traded Options Purchased (Cost $577,396)		438,862

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.52% (L)	591,861	591,861

Total Securities Lending Collateral (Cost $591,861)		591,861

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2017 Form N-Q

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 2.8%

State Street Bank & Trust Co. 0.03% (L), dated 01/31/2017, to be repurchased at $2,748,360 on 02/01/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2019, and with a value of $2,806,567.

	$ 2,748,358	$ 2,748,358

Total Repurchase Agreement (Cost $2,748,358)		2,748,358

Total Investments (Cost $104,782,137) (M)		108,612,772

	Shares	Value
SECURITIES SOLD SHORT - (21.7)% (J) (K)
COMMON STOCKS - (15.9)%
Airlines - (0.1)%
Air France-KLM	(7,711)	(40,763)

Auto Components - (0.2)%
Horizon Global Corp.	(11,250)	(220,162)

Banks - (0.6)%
Banc of California, Inc.	(39,000)	(616,200)

Biotechnology - (0.8)%
Clovis Oncology, Inc.	(11,474)	(743,515)

Consumer Finance - (0.3)%
AEON Financial Service Co., Ltd.	(15,500)	(277,575)

Energy Equipment & Services - (0.1)%
Weatherford International PLC	(18,150)	(94,561)

Equity Real Estate Investment Trusts - (0.8)%
Colony NorthStar, Inc., Class A	(44,300)	(616,656)
Colony Starwood Homes	(6,100)	(191,845)

		(808,501)

Household Durables - (0.5)%
Sony Corp., ADR	(14,500)	(438,915)

Internet Software & Services - (0.5)%
Twitter, Inc.	(14,445)	(254,521)
Yahoo!, Inc.	(3,952)	(174,165)

		(428,686)

Media - (0.7)%
Liberty Media Corp-Liberty Formula One, Class C	(24,375)	(700,538)

Metals & Mining - (0.1)%
Vale SA, Class B, ADR	(13,500)	(137,430)

Pharmaceuticals - (1.1)%
Depomed, Inc.	(59,840)	(1,082,506)

Real Estate Management & Development - (9.1)%
BUWOG AG	(10,050)	(239,546)
Deutsche Wohnen AG	(235,191)	(7,652,203)
IMMOFINANZ AG	(526,214)	(964,545)

		(8,856,294)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - (0.7)%
Cypress Semiconductor Corp.	(5,800)	$ (68,440)
ON Semiconductor Corp.	(15,000)	(199,800)
Veeco Instruments, Inc.	(14,550)	(374,662)

		(642,902)

Software - (0.3)%
FireEye, Inc.	(22,500)	(304,875)

Total Common Stocks (Proceeds $14,646,657)		(15,393,423)

	Principal	Value
CONVERTIBLE BONDS - (5.8)%
Oil, Gas & Consumable Fuels - (3.3)%
BP Capital Markets PLC
1.00%, 04/28/2023 (F)	GBP (2,200,000)	(3,221,485)

Software - (2.5)%
Red Hat, Inc.
0.25%, 10/01/2019	$ (2,014,000)	(2,426,870)

Total Convertible Bonds (Proceeds $5,592,620)		(5,648,355)

Total Securities Sold Short (Proceeds $20,239,277)		(21,041,778)

Net Other Assets (Liabilities) - 9.8%		9,475,204

Net Assets - 100.0%		$ 97,046,198

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2017 Form N-Q

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

EXCHANGE-TRADED OPTIONS WRITTEN: (J) (K)

Description	Exercise Price	Expiration Date	Number of Contracts	Premiums (Received)	Value
Call - CBS Corp.	USD 64.00	02/03/2017	75	$(6,150)	$(6,225)

OVER-THE-COUNTER SWAP AGREEMENTS: (N)

Credit Default Swap Agreements on Corporate and Sovereign Issues – Buy Protection (O)

Reference Obligation	Counterparty	Fixed Rate Payable	Expiration Date	Implied Credit Spread at January 31, 2017 (P)	Notional Amount (Q)		Fair Value (R)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Standard Chartered Bank, 5.88%, 09/26/2017	JPM	1.00%	12/20/2021	1.83%	EUR	2,240,000	$91,533	$155,117	$(63,584)

Total Return Swap Agreements – Payable (S)

Reference Entity	Counterparty	Termination Date	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Twitter, Inc., 1.00%, 09/15/2021	CITI	03/08/2018	3,685,333	$—	$(15,111)	$15,111

FUTURES CONTRACTS: (T)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	Short	(114)	03/31/2017	$—	$(21,375)

FORWARD FOREIGN CURRENCY CONTRACTS: (N)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
SSB	02/28/2017	EUR	2,613,000	USD	2,799,501	$24,218	$(86)
SSB	02/28/2017	JPY	25,000,000	USD	217,316	4,264	—
SSB	02/28/2017	USD	20,094,001	EUR	18,712,000	—	(126,369)
SSB	02/28/2017	USD	1,811,117	GBP	1,439,000	—	(22)
SSB	02/28/2017	USD	7,001,563	JPY	799,750,000	—	(86,788)

Total						$28,482	$(213,265)

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2017 Form N-Q

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (U)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$23,201,447	$2,566,679	$—	$25,768,126
Convertible Bonds	—	52,810,996	—	52,810,996
Corporate Debt Securities	—	26,254,569	—	26,254,569
Exchange-Traded Options Purchased	438,862	—	—	438,862
Securities Lending Collateral	591,861	—	—	591,861
Repurchase Agreement	—	2,748,358	—	2,748,358

Total Investments	$24,232,170	$84,380,602	$—	$108,612,772

Other Financial Instruments
Over-the-Counter Credit Default Swap Agreements	$—	$91,533	$—	$91,533
Forward Foreign Currency Contracts (V)	—	28,482	—	28,482

Total Other Financial Instruments	$—	$120,015	$—	$120,015

LIABILITIES
Securities Sold Short
Common Stocks	$(6,218,791)	$(9,174,632)	$—	$(15,393,423)
Convertible Bonds	—	(5,648,355)	—	(5,648,355)

Total Securities Sold Short	$(6,218,791)	$(14,822,987)	$—	$(21,041,778)

Other Financial Instruments
Exchange-Traded Options Written	$(6,225)	$—	$—	$(6,225)
Futures Contracts (V)	(21,375)	—	—	(21,375)
Forward Foreign Currency Contracts (V)	—	(213,265)	—	(213,265)

Total Other Financial Instruments	$(27,600)	$(213,265)	$—	$(240,865)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after January 31, 2017.
(C)

All or a portion of these securities have been segregated by the custodian as collateral for an open line of credit. The total value of all securities segregated as collateral for the open line of credit is $38,897,835.

(D)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the total value of 144A securities is $10,708,408, representing 11.0% of the Fund’s net assets.

(E)

All or a portion of these securities have been segregated by the custodian as collateral for open exchange-traded options and securities sold short transactions. The total value of all securities segregated as collateral for open exchange-traded options and securities sold short transactions is $19,124,811.

(F)

Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2017, the total value of Regulation S securities is $16,879,660, representing 17.4% of the Fund’s net assets.

(G)	Floating or variable rate security. The rate disclosed is as of January 31, 2017.
(H)	Perpetual maturity. The date displayed is the next call date.
(I)

All or a portion of the securities are on loan. The total value of all securities on loan is $572,378. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(J)	Cash in the amount of $21,120,038 has been segregated by the custodian as collateral for open exchange-traded options and securities sold short transactions.
(K)	Cash in the amount of $890 has been segregated by the broker as collateral for open exchange-traded options and securities sold short transactions.
(L)	Rates disclosed reflect the yields at January 31, 2017.
(M)

Aggregate cost for federal income tax purposes is $104,782,137. Aggregate gross unrealized appreciation and depreciation for all securities is $4,889,054 and $1,058,419, respectively. Net unrealized appreciation for tax purposes is $3,830,635.

(N)	Cash in the amount of $153,299 has been segregated by the custodian as collateral for open over-the-counter swap agreements and/or forward foreign currency contracts.
(O)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

(P)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2017 Form N-Q

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(Q)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(R)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(S)

At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return and would receive payment in the event of a negative total return.

(T)	Cash in the amount of $150,078 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(U)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(V)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

CITI	Citibank N.A.
JPM	JPMorgan Chase Bank, N.A.
SSB	State Street Bank & Trust Co.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2017 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS

At January 31, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 11.6%
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (A)	$ 2,842,062	$ 2,806,946
CIFC Funding, Ltd.
Series 2012-2A, Class A3R,
3.64% (B), 12/05/2024 (A)	1,980,000	1,980,287
Countrywide Asset-Backed Certificates
Series 2002-S3, Class A5,
4.93% (B), 05/25/2032	410,242	414,443
Series 2006-6, Class 2A3,
1.05% (B), 09/25/2036	1,546,495	1,496,809
Diamond Resorts Owner Trust
Series 2013-1, Class A,
1.95%, 01/20/2025 (A)	128,965	127,967
Series 2013-2, Class A,
2.27%, 05/20/2026 (A)	468,800	464,978
Series 2014-1, Class A,
2.54%, 05/20/2027 (A)	245,072	242,194
Green Tree Agency Advance Funding Trust I
Series 2016-T1, Class CT1,
3.61%, 10/15/2048 (A)	605,000	600,541
GSAA Trust
Series 2006-1, Class A3,
1.10% (B), 01/25/2036	2,162,010	1,511,513
GSAMP Trust
Series 2006-HE1, Class A2D,
1.08% (B), 01/25/2036	1,101,884	1,080,328
Hilton Grand Vacations Trust
Series 2013-A, Class A,
2.28%, 01/25/2026 (A)	139,395	138,638
HSBC Home Equity Loan Trust
Series 2007-2, Class M1,
1.05% (B), 07/20/2036	100,000	97,265
JGWPT XXIII LLC
Series 2011-1A, Class A,
4.70%, 10/15/2056 (A)	2,216,339	2,326,632
Lehman XS Trust
Series 2005-8, Class 1A3,
1.12% (B), 12/25/2035	2,157,369	1,467,650
Marine Park CLO, Ltd.
Series 2012-1A, Class BR,
3.51% (B), 05/18/2023 (A)	3,085,000	3,086,314
New Residential Advanced Receivables Trust
Series 2016-T2, Class BT2,
3.02%, 10/15/2049 (A)	425,000	420,497
Series 2016-T2, Class CT2,
3.51%, 10/15/2049 (A)	650,000	643,184
NRZ Advance Receivables Trust
Series 2016-T4, Class AT4,
3.11%, 12/15/2050 (A)	2,900,000	2,894,467
OCP CLO, Ltd.
Series 2015-8A, Class A1,
2.55% (B), 04/17/2027 (A)	725,000	725,226
Ocwen Master Advance Receivables Trust
Series 2016-T1, Class CT1,
3.61%, 08/17/2048 (A)	1,000,000	998,437
Series 2016-T2, Class CT2,
3.81%, 08/16/2049 (A)	1,600,000	1,595,500
Orange Lake Timeshare Trust
Series 2014-AA, Class A,
2.29%, 07/09/2029 (A)	744,680	734,911

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Orange Lake Timeshare Trust (continued)
Series 2016-A, Class A,
2.61%, 03/08/2029 (A)	$ 1,767,710	$ 1,741,019
Popular ABS Mortgage Pass-Through Trust
Series 2006-A, Class A4,
1.09% (B), 02/25/2036	254,546	251,573
SBA Tower Trust
Series 2014-1A, Class C,
2.90% (B), 10/15/2044 (A)	3,245,000	3,267,475
Sierra Timeshare Receivables Funding LLC
Series 2014-1A, Class A,
2.07%, 03/20/2030 (A)	130,216	129,303
SoFi Consumer Loan Program LLC
Series 2017-1, Class A,
3.28%, 01/26/2026 (A)	2,245,000	2,249,911
Soundview Home Loan Trust
Series 2006-3, Class A3,
0.93% (B), 11/25/2036	2,497,725	2,307,096
Spirit Master Funding LLC
Series 2014-1A, Class A2,
5.37%, 07/20/2040 (A)	1,300,000	1,334,714
Series 2014-3A, Class A,
5.74%, 03/20/2042 (A)	4,052,064	4,255,893
SpringCastle America Funding LLC
Series 2016-AA, Class A,
3.05%, 04/25/2029 (A)	1,605,869	1,613,898
SPS Servicer Advance Receivables Trust
Series 2016-T1, Class CT1,
3.32%, 11/16/2048 (A)	1,450,000	1,445,844
Store Master Funding I LLC
Series 2015-1A, Class A1,
3.75%, 04/20/2045 (A)	3,801,444	3,707,523
STORE Master Funding LLC
Series 2013-3A, Class A2,
5.21%, 11/20/2043 (A)	636,928	651,235
Truman Capital Mortgage Loan Trust
Series 2005-1, Class A,
1.20% (B), 03/25/2037 (A)	245,535	242,076
Welk Resorts LLC
Series 2015-AA, Class A,
2.79%, 06/16/2031 (A)	1,770,468	1,745,893
Westgate Resorts LLC
Series 2013-1A, Class A,
2.25%, 08/20/2025 (A)	233,615	233,430
Series 2015-1A, Class A,
2.75%, 05/20/2027 (A)	410,656	407,122

Total Asset-Backed Securities (Cost $49,027,489)		51,438,732

CORPORATE DEBT SECURITIES - 58.7%
Aerospace & Defense - 0.6%
Bombardier, Inc.
4.75%, 04/15/2019 (A)	1,360,000	1,383,800
7.50%, 03/15/2025 (A)	720,000	721,800
Embraer Netherlands Finance BV
5.40%, 02/01/2027 (C)	690,000	694,050

		2,799,650

Airlines - 2.3%
America West Airlines Pass-Through Trust
8.06%, 01/02/2022	677,653	762,359
American Airlines Pass-Through Trust
4.00%, 01/15/2027	2,980,504	3,032,663
Continental Airlines Pass-Through Trust
6.90%, 10/19/2023	352,946	370,593

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2017 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines (continued)
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	$ 1,940,706	$ 2,045,019
Northwest Airlines Pass-Through Trust
7.03%, 05/01/2021	896,956	995,621
United Airlines Pass-Through Trust
3.75%, 03/03/2028	1,945,896	1,972,653
US Airways Pass-Through Trust
3.95%, 05/15/2027	369,191	375,651
Virgin Australia Pass-Through Trust
5.00%, 04/23/2025 (A)	635,557	664,157

		10,218,716

Automobiles - 1.2%
Ford Motor Co.
4.35%, 12/08/2026	2,808,000	2,816,042
General Motors Co.
4.88%, 10/02/2023	2,255,000	2,390,462

		5,206,504

Banks - 10.8%
Bank of America Corp.
4.10%, 07/24/2023	745,000	774,602
6.30% (B), 03/10/2026 (D)	505,000	540,350
6.88%, 04/25/2018, MTN	1,936,000	2,051,095
Bank One Capital III
8.75%, 09/01/2030	195,000	273,726
Bank One Corp.
8.00%, 04/29/2027	825,000	1,077,641
Barclays Bank PLC
10.18%, 06/12/2021 (A)	2,707,000	3,389,890
BBVA Bancomer SA
6.50%, 03/10/2021 (A)	3,600,000	3,850,848
BNP Paribas SA
6.75% (B), 03/14/2022 (A) (D)	1,160,000	1,154,200
Citigroup, Inc.
2.36% (B), 09/01/2023	1,110,000	1,128,700
5.95% (B), 01/30/2023 (D)	3,085,000	3,184,491
Commerzbank AG
8.13%, 09/19/2023 (A)	2,435,000	2,777,848
Cooperatieve Rabobank UA
11.00% (B), 06/30/2019 (A) (D)	2,850,000	3,334,500
Discover Bank
3.45%, 07/27/2026	1,420,000	1,367,885
First Horizon National Corp.
3.50%, 12/15/2020	1,320,000	1,344,425
HSBC Holdings PLC
6.38% (B), 09/17/2024 (D)	2,805,000	2,780,456
ING Bank NV
5.80%, 09/25/2023 (A)	2,240,000	2,482,977
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (A)	595,000	550,689
KeyBank NA
3.40%, 05/20/2026, MTN	460,000	445,732
Lloyds Bank PLC
6.50%, 09/14/2020, MTN (A)	1,955,000	2,172,709
Macquarie Bank, Ltd.
6.63%, 04/07/2021 (A)	1,000,000	1,124,523
Regions Bank
7.50%, 05/15/2018	2,530,000	2,704,423
Royal Bank of Scotland Group PLC
6.10%, 06/10/2023	3,175,000	3,356,639
Santander Bank NA
2.00%, 01/12/2018	1,250,000	1,250,899
Toronto-Dominion Bank
3.63% (B), 09/15/2031	1,115,000	1,084,226

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wells Fargo & Co.
7.98% (B), 03/15/2018 (D)	$ 3,205,000	$ 3,365,250
Wells Fargo Bank NA
5.95%, 08/26/2036	459,000	541,277

		48,110,001

Beverages - 0.4%
Anheuser-Busch InBev Finance, Inc.
3.65%, 02/01/2026	818,000	820,343
Constellation Brands, Inc.
3.70%, 12/06/2026	374,000	370,331
Molson Coors Brewing Co.
3.00%, 07/15/2026	828,000	778,865

		1,969,539

Biotechnology - 0.6%
AbbVie, Inc.
3.20%, 05/14/2026	652,000	617,893
Biogen, Inc.
4.05%, 09/15/2025	807,000	827,712
Gilead Sciences, Inc.
2.95%, 03/01/2027	1,074,000	1,020,990

		2,466,595

Building Products - 0.8%
Boise Cascade Co.
5.63%, 09/01/2024 (A)	675,000	686,813
Builders FirstSource, Inc.
10.75%, 08/15/2023 (A)	728,000	843,570
Owens Corning
4.20%, 12/15/2022	2,154,000	2,238,693

		3,769,076

Capital Markets - 3.8%
Ameriprise Financial, Inc.
7.30%, 06/28/2019	1,180,000	1,322,114
Deutsche Bank AG
2.22% (B), 08/20/2020	945,000	929,956
Goldman Sachs Group, Inc.
5.70% (B), 05/10/2019 (D) (E)	1,665,000	1,718,530
Morgan Stanley
5.45% (B), 07/15/2019 (D)	1,425,000	1,446,375
5.75%, 01/25/2021	1,250,000	1,387,076
Oaktree Capital Management, LP
6.75%, 12/02/2019 (A)	3,335,000	3,700,779
Prospect Capital Corp.
5.88%, 03/15/2023	3,430,000	3,498,086
UBS AG
7.63%, 08/17/2022	1,605,000	1,824,885
UBS Group AG
7.13% (B), 08/10/2021 (D) (F)	1,055,000	1,092,231

		16,920,032

Commercial Services & Supplies - 0.4%
Steelcase, Inc.
6.38%, 02/15/2021 (E)	1,480,000	1,641,761

Construction & Engineering - 0.5%
D.R. Horton, Inc.
4.38%, 09/15/2022	1,214,000	1,264,077
SBA Tower Trust
2.88%, 07/15/2021 (A)	1,005,000	994,910

		2,258,987

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2017 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction Materials - 0.9%
LafargeHolcim Finance US LLC
3.50%, 09/22/2026 (A)	$ 1,867,000	$ 1,805,389
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	1,927,000	1,993,021

		3,798,410

Consumer Finance - 2.1%
Ally Financial, Inc.
3.50%, 01/27/2019	650,000	656,500
8.00%, 03/15/2020	500,000	568,595
BMW US Capital LLC
2.80%, 04/11/2026 (A)	1,180,000	1,133,632
Discover Financial Services
3.75%, 03/04/2025	1,705,000	1,665,185
General Motors Financial Co., Inc.
4.20%, 03/01/2021	898,000	933,983
Springleaf Finance Corp.
8.25%, 12/15/2020	3,980,000	4,273,525

		9,231,420

Containers & Packaging - 0.9%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
3.96% (B), 12/15/2019 (A)	214,865	218,356
6.00%, 02/15/2025 (A)	335,000	337,094
Coveris Holdings SA
7.88%, 11/01/2019 (A)	420,000	422,100
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020	2,970,000	3,057,853

		4,035,403

Diversified Financial Services - 0.6%
ILFC E-Capital Trust I
4.67% (B), 12/21/2065 (A)	1,520,000	1,334,692
Jefferies Group LLC
5.13%, 01/20/2023	1,420,000	1,494,637

		2,829,329

Diversified Telecommunication Services - 3.1%
AT&T, Inc.
3.40%, 05/15/2025	1,945,000	1,860,564
CenturyLink, Inc.
5.80%, 03/15/2022	1,435,000	1,475,811
Frontier Communications Corp.
7.63%, 04/15/2024	1,085,000	957,513
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	2,855,000	3,142,613
Unison Ground Lease Funding LLC
6.39%, 04/15/2040 (A)	6,130,000	6,462,207

		13,898,708

Electric Utilities - 0.3%
EDP Finance BV
5.25%, 01/14/2021 (A) (E)	1,310,000	1,394,317

Electronic Equipment, Instruments & Components - 0.4%
Arrow Electronics, Inc.
3.50%, 04/01/2022	1,705,000	1,712,400

Energy Equipment & Services - 1.0%
Noble Holding International, Ltd.
6.05%, 03/01/2041	1,061,000	822,275
NuStar Logistics, LP
8.15%, 04/15/2018	1,921,000	2,045,865

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
Regency Energy Partners, LP / Regency Energy Finance Corp.
5.88%, 03/01/2022	$ 50,000	$ 55,357
Schlumberger Holdings Corp.
3.00%, 12/21/2020 (A)	510,000	521,099
Seadrill, Ltd.
6.13%, 09/15/2017 (A) (E)	2,025,000	911,250

		4,355,846

Equity Real Estate Investment Trusts - 2.6%
CBL & Associates, LP
5.25%, 12/01/2023	1,497,000	1,484,505
EPR Properties
7.75%, 07/15/2020	1,850,000	2,104,003
Government Properties Income Trust
3.75%, 08/15/2019	2,184,000	2,204,910
Hospitality Properties Trust
5.00%, 08/15/2022	1,653,000	1,740,199
Kilroy Realty, LP
6.63%, 06/01/2020	1,796,000	2,000,611
VEREIT Operating Partnership, LP
3.00%, 02/06/2019	634,000	634,431
4.13%, 06/01/2021	1,250,000	1,268,500

		11,437,159

Food & Staples Retailing - 0.4%
CVS Health Corp.
2.13%, 06/01/2021	387,000	378,825
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	1,529,000	1,560,594

		1,939,419

Food Products - 0.9%
Bunge, Ltd. Finance Corp.
3.25%, 08/15/2026	949,000	908,442
Kraft Heinz Foods Co.
4.38%, 06/01/2046	1,904,000	1,780,015
4.88%, 02/15/2025 (A)	405,000	433,425
Smithfield Foods, Inc.
2.70%, 01/31/2020 (A) (C)	900,000	903,303

		4,025,185

Health Care Equipment & Supplies - 1.0%
Abbott Laboratories
3.75%, 11/30/2026	1,224,230	1,205,304
Mallinckrodt International Finance SA
3.50%, 04/15/2018 (E)	2,135,000	2,124,325
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
4.88%, 04/15/2020 (A) (E)	200,000	197,000
Medtronic, Inc.
4.63%, 03/15/2045	864,000	920,857

		4,447,486

Health Care Providers & Services - 1.2%
CHS / Community Health Systems, Inc.
5.13%, 08/15/2018 (E)	1,215,000	1,218,797
6.88%, 02/01/2022	1,200,000	873,000
7.13%, 07/15/2020 (E)	1,700,000	1,394,000
Owens & Minor, Inc.
3.88%, 09/15/2021	1,610,000	1,625,023

		5,110,820

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2017 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 0.9%
International Game Technology PLC
6.50%, 02/15/2025 (A)	$ 1,542,000	$ 1,665,360
Scientific Games International, Inc.
7.00%, 01/01/2022 (A)	1,094,000	1,169,212
Wyndham Worldwide Corp.
2.50%, 03/01/2018	1,358,000	1,366,314

		4,200,886

Household Durables - 0.5%
Beazer Homes USA, Inc.
8.75%, 03/15/2022 (A)	650,000	706,875
Meritage Homes Corp.
4.50%, 03/01/2018	1,675,000	1,700,125

		2,407,000

Independent Power & Renewable Electricity Producers - 0.9%
Dynegy, Inc.
7.63%, 11/01/2024 (E)	1,495,000	1,423,987
NRG Energy, Inc.
7.25%, 05/15/2026 (A) (E)	320,000	334,800
7.88%, 05/15/2021	2,120,000	2,199,500

		3,958,287

Industrial Conglomerates - 0.7%
General Electric Co.
5.00% (B), 01/21/2021 (D)	2,839,000	2,952,560

Insurance - 3.7%
American Financial Group, Inc.
9.88%, 06/15/2019	1,325,000	1,546,806
American International Group, Inc.
5.85%, 01/16/2018, MTN	700,000	728,121
Chubb Corp.
6.38% (B), 03/29/2067	2,742,000	2,674,821
CNA Financial Corp.
5.88%, 08/15/2020	2,780,000	3,090,070
Fidelity National Financial, Inc.
6.60%, 05/15/2017	1,813,000	1,837,749
Lincoln National Corp.
8.75%, 07/01/2019	192,000	220,848
Oil Insurance, Ltd.
3.98% (B), 03/03/2017 (A) (D)	1,920,000	1,608,000
OneBeacon US Holdings, Inc.
4.60%, 11/09/2022	580,000	578,434
Reinsurance Group of America, Inc.
3.63% (B), 12/15/2065	1,875,000	1,685,625
Sompo Japan Nipponkoa Insurance, Inc.
5.33% (B), 03/28/2073 (A)	2,190,000	2,310,450

		16,280,924

IT Services - 0.0% (L)
First Data Corp.
6.75%, 11/01/2020 (A)	120,000	124,050

Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.
2.95%, 09/19/2026	1,363,000	1,288,327

Machinery - 0.2%
CNH Industrial Capital LLC
3.88%, 07/16/2018	660,000	671,550

Media - 2.2%
Cablevision Systems Corp.
7.75%, 04/15/2018	2,375,000	2,499,687

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Clear Channel Worldwide Holdings, Inc.
7.63%, 03/15/2020	$ 3,760,000	$ 3,761,750
CSC Holdings LLC
10.13%, 01/15/2023 (A)	1,050,000	1,217,349
Univision Communications, Inc.
6.75%, 09/15/2022 (A)	2,000,000	2,097,500

		9,576,286

Metals & Mining - 0.2%
Rio Tinto Finance USA, Ltd.
9.00%, 05/01/2019	647,000	744,619

Multi-Utilities - 0.5%
Black Hills Corp.
4.25%, 11/30/2023	730,000	767,489
5.88%, 07/15/2020	700,000	765,930
Dominion Resources, Inc.
2.96% (G), 07/01/2019	805,000	815,755

		2,349,174

Oil, Gas & Consumable Fuels - 4.7%
Anadarko Petroleum Corp.
5.55%, 03/15/2026 (E)	1,823,000	2,050,740
CITGO Holding, Inc.
10.75%, 02/15/2020 (A)	1,249,000	1,334,307
CITGO Petroleum Corp.
6.25%, 08/15/2022 (A)	1,085,000	1,122,975
Energy Transfer Partners, LP
2.50%, 06/15/2018	980,000	986,810
EnLink Midstream Partners, LP
4.85%, 07/15/2026	1,000,000	1,028,649
5.05%, 04/01/2045	1,095,000	1,006,839
Exxon Mobil Corp.
3.04%, 03/01/2026	1,160,000	1,149,662
Lukoil International Finance BV
3.42%, 04/24/2018 (A)	1,175,000	1,188,512
ONEOK Partners, LP
4.90%, 03/15/2025	2,825,000	3,036,248
Petrobras Global Finance BV
3.00%, 01/15/2019 (E)	1,630,000	1,625,925
6.13%, 01/17/2022 (E)	425,000	438,388
Petroleum Co. of Trinidad & Tobago, Ltd.
9.75%, 08/14/2019 (A)	1,209,000	1,275,495
Ras Laffan Liquefied Natural Gas Co., Ltd. III
6.75%, 09/30/2019 (A)	1,445,000	1,603,878
Rosneft Oil Co. via Rosneft International Finance, Ltd.
3.15%, 03/06/2017 (A)	535,000	535,353
YPF SA
8.50%, 07/28/2025 (A) (E)	2,242,000	2,359,279

		20,743,060

Pharmaceuticals - 0.9%
Actavis Funding SCS
3.80%, 03/15/2025	1,510,000	1,507,267
4.55%, 03/15/2035	629,000	620,161
Actavis, Inc.
3.25%, 10/01/2022	1,413,000	1,410,941
Pfizer, Inc.
4.13%, 12/15/2046	153,429	153,911
Valeant Pharmaceuticals International, Inc.
5.88%, 05/15/2023 (A)	689,000	524,501

		4,216,781

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2017 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Professional Services - 0.3%
Ceridian HCM Holding, Inc.
11.00%, 03/15/2021 (A)	$ 1,351,000	$ 1,405,040

Road & Rail - 1.3%
Aviation Capital Group Corp.
2.88%, 01/20/2022 (A)	792,364	786,542
4.63%, 01/31/2018 (A)	940,000	964,675
7.13%, 10/15/2020 (A)	3,610,000	4,151,500

		5,902,717

Semiconductors & Semiconductor Equipment - 0.3%
KLA-Tencor Corp.
4.13%, 11/01/2021	1,204,000	1,256,313

Specialty Retail - 0.1%
Claire’s Stores, Inc.
9.00%, 03/15/2019 (A)	810,000	388,800

Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc.
2.85%, 02/23/2023	1,667,000	1,682,335
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
6.02%, 06/15/2026 (A)	1,520,000	1,641,115
Hewlett Packard Enterprise Co.
3.60%, 10/15/2020	1,493,000	1,532,633
Western Digital Corp.
7.38%, 04/01/2023 (A)	2,240,000	2,464,000

		7,320,083

Tobacco - 0.3%
RJ Reynolds Tobacco Co.
8.13%, 06/23/2019	1,020,000	1,158,414

Trading Companies & Distributors - 0.2%
International Lease Finance Corp.
8.25%, 12/15/2020	825,000	973,566

Wireless Telecommunication Services - 2.1%
Crown Castle Towers LLC
3.22%, 05/15/2042 (A)	680,000	687,364
4.88%, 08/15/2040 (A)	1,915,000	2,040,196
6.11%, 01/15/2040 (A)	2,892,000	3,137,984
Sprint Communications, Inc.
9.00%, 11/15/2018 (A)	3,105,000	3,399,975

		9,265,519

Total Corporate Debt Securities (Cost $255,788,431)		260,760,719

FOREIGN GOVERNMENT OBLIGATIONS - 1.3%
Argentina - 0.5%
Argentina Republic Government International Bond
7.50%, 04/22/2026 (A)	2,076,000	2,167,344

Dominican Republic - 0.5%
Dominican Republic International Bond
5.50%, 01/27/2025 (F)	1,122,000	1,114,112
5.95%, 01/25/2027 (A)	1,122,000	1,122,000

		2,236,112

Indonesia - 0.1%
Indonesia Government International Bond
4.75%, 01/08/2026 (A)	780,000	816,623

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico - 0.1%
Mexico Bonos
8.50%, 12/13/2018	MXN 5,328,600	$ 263,192

Saudi Arabia - 0.1%
Saudi Arabia Government International Bond
2.38%, 10/26/2021 (A)	$ 360,000	350,640

Total Foreign Government Obligations (Cost $5,936,478)		5,833,911

LOAN ASSIGNMENTS - 1.0%
Containers & Packaging - 0.6%
Coveris Holdings SA Term Loan B1,
4.50% (B), 05/08/2019	2,586,667	2,596,367

Food & Staples Retailing - 0.3%
Albertsons LLC
Term Loan B4,
3.78% (B), 08/22/2021	340,000	341,487
Term Loan B6,
4.06% (B), 06/22/2023	920,847	926,027

		1,267,514

Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp. Term Loan,
8.50% (B), 08/23/2021	411,765	449,338

Total Loan Assignments (Cost $4,254,817)		4,313,219

MORTGAGE-BACKED SECURITIES - 13.0%
7 WTC Depositor LLC Trust
Series 2012-7WTC, Class A,
4.08%, 03/13/2031 (A)	361,708	366,694
Alternative Loan Trust
Series 2004-3T1, Class A3,
5.00%, 05/25/2034	212,557	213,861
Series 2005-14, Class 2A1,
0.98% (B), 05/25/2035	1,160,830	968,345
Series 2005-14, Class 4A1,
0.99% (B), 05/25/2035	2,348,617	1,914,639
Series 2006-OC1, Class 2A3A,
1.09% (B), 03/25/2036	2,417,374	1,943,635
American Home Mortgage Assets Trust
Series 2007-2, Class A1,
0.90% (B), 03/25/2047	848,143	696,329
Banc of America Funding Trust
Series 2007-3, Class TA2,
0.95% (B), 04/25/2037	545,813	383,849
BB-UBS Trust
Series 2012-TFT, Class C,
3.47% (B), 06/05/2030 (A)	2,345,000	2,264,807
BBCMS Trust
Series 2014-BXO, Class C,
2.77% (B), 08/15/2027 (A)	495,259	491,664
BCAP LLC Trust
Series 2009-RR14, Class 1A1,
6.00% (B), 05/26/2037 (A)	188,855	192,612
BHMS Mortgage Trust
Series 2014-ATLS, Class CFX,
4.69% (B), 07/05/2033 (A)	2,000,000	2,030,673

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2017 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CGBAM Commercial Mortgage Trust
Series 2015-SMRT, Class B,
3.21%, 04/10/2028 (A)	$ 2,200,000	$ 2,230,922
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1,
1.04% (B), 04/25/2035	386,031	319,794
Citigroup Mortgage Loan Trust
Series 2014-A, Class A,
4.00% (B), 01/25/2035 (A)	238,634	247,642
Series 2015-A, Class A1,
3.50% (B), 06/25/2058 (A)	476,558	483,343
COMM Mortgage Trust
Series 2010-RR1, Class GEB,
5.54% (B), 12/11/2049 (A)	574,048	573,667
Series 2014-PAT, Class D,
2.92% (B), 08/13/2027 (A)	2,755,000	2,744,644
Commercial Mortgage Pass-Through Certificates
Series 2012-LTRT, Class B,
3.80%, 10/05/2030 (A)	1,175,000	1,120,433
Cosmopolitan Hotel Trust
Series 2016-CSMO, Class C,
3.42% (B), 11/15/2033 (A)	1,700,000	1,713,830
CSMC Trust
Series 2010-18R, Class 1A11,
3.01% (B), 08/26/2035 (A)	10,106	10,100
Series 2010-RR2, Class 1B,
5.51% (B), 04/15/2047 (A)	4,200,000	4,196,252
Series 2014-11R, Class 17A1,
0.93% (B), 12/27/2036 (A)	1,368,284	1,279,600
Series 2015-DEAL, Class D,
3.87% (B), 04/15/2029 (A)	1,000,000	999,373
GP Portfolio Trust
Series 2014-GPP, Class D,
3.45% (B), 02/15/2027 (A)	650,000	650,395
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (B), 04/10/2031 (A)	2,000,000	2,003,063
GSR Mortgage Loan Trust
Series 2007-OA1, Class 2A1,
0.90% (B), 05/25/2037	312,771	181,526
Impac CMB Trust
Series 2007-A, Class A,
1.02% (B), 05/25/2037 (A)	403,504	383,006
Independent National Mortgage Corp. Index Mortgage Loan Trust
Series 2007-AR15, Class 2A1,
3.98% (B), 08/25/2037	1,288,214	1,022,929
Jefferies Resecuritization Trust
Series 2009-R2, Class 2A,
3.10% (B), 12/26/2037 (A)	167,852	167,281
Series 2009-R7, Class 10A3,
6.00%, 12/26/2036 (A)	66,366	67,081
Series 2009-R7, Class 1A1,
2.95% (B), 02/26/2036 (A)	558,909	549,960
Series 2009-R7, Class 4A1,
3.21% (B), 09/26/2034 (A)	73,888	73,674
Series 2009-R9, Class 1A1,
2.82% (B), 08/26/2046 (A)	191,963	192,867
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-LD11, Class AM,
5.76% (B), 06/15/2049	2,760,000	2,795,725
Series 2014-DSTY, Class C,
3.80% (B), 06/10/2027 (A)	2,000,000	1,990,267
Series 2014-INN, Class C,
2.47% (B), 06/15/2029 (A)	1,725,000	1,724,457

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Commercial Mortgage-Backed Securities Trust
Series 2009-RR2, Class MLB,
5.74% (B), 06/15/2050 (A)	$ 4,046,000	$ 4,043,708
LB Commercial Mortgage Trust
Series 2007-C3, Class A1A,
5.88% (B), 07/15/2044	378,471	381,576
Merrill Lynch Mortgage Investors Trust
Series 2006-A1, Class 1A1,
3.91% (B), 03/25/2036	2,136,105	1,691,592
Morgan Stanley Re-REMIC Trust
Series 2010-GG10, Class A4A,
5.80% (B), 08/15/2045 (A)	1,013,608	1,014,650
Series 2010-R4, Class 3A,
5.50%, 08/26/2047 (A)	329,470	329,413
Morgan Stanley Resecuritization Trust
Series 2014-R4, Class 4A,
3.26% (B), 11/21/2035 (A)	2,487,425	2,509,840
RALI Trust
Series 2006-QO1, Class 3A1,
1.04% (B), 02/25/2046	5,826,935	3,832,244
Series 2006-QO2, Class A1,
0.99% (B), 02/25/2046	122,503	53,826
Series 2007-QH5, Class AI1,
0.98% (B), 06/25/2037	418,460	314,324
Residential Asset Securitization Trust
Series 2004-A4, Class A11,
5.50%, 08/25/2034	2,350,768	2,427,302
SCG Trust
Series 2013-SRP1, Class AJ,
2.72% (B), 11/15/2026 (A)	900,000	893,032
Waldorf Astoria Boca Raton Trust
Series 2016-BOCA, Class C,
3.27% (B), 06/15/2029 (A)	1,060,000	1,062,657
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-G, Class A1,
2.90% (B), 06/25/2033	152,143	152,815
Series 2003-L, Class 1A2,
2.89% (B), 11/25/2033	115,464	115,905

Total Mortgage-Backed Securities (Cost $57,727,638)		58,011,823

MUNICIPAL GOVERNMENT OBLIGATIONS - 1.2%
California - 1.2%
State of California, General Obligation Unlimited
7.30%, 10/01/2039	400,000	561,812
7.95%, 03/01/2036	4,345,000	5,044,762

Total Municipal Government Obligations (Cost $5,167,822)		5,606,574

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.5%
Federal Home Loan Mortgage Corp., Interest Only STRIPS
5.00%, 08/01/2035	1,530,313	307,503
Federal National Mortgage Association
3.00%, TBA (C)	10,918,000	10,807,115

Total U.S. Government Agency Obligations (Cost $12,144,263)		11,114,618

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2017 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 7.5%
U.S. Treasury - 6.1%
U.S. Treasury Bond
2.50%, 05/15/2046	$ 217,000	$ 193,079
U.S. Treasury Note
1.50%, 08/15/2026	7,184,000	6,604,790
1.63%, 02/15/2026	4,711,000	4,399,999
1.75%, 05/15/2022	2,238,100	2,210,647
2.00%, 12/31/2021 (E)	1,450,000	1,456,231
2.00%, 02/15/2025 - 11/15/2026	12,508,000	12,104,943

		26,969,689

U.S. Treasury Inflation-Protected Securities - 1.4%
U.S. Treasury Inflation-Indexed Bond
2.50%, 01/15/2029	5,144,452	6,284,879

Total U.S. Government Obligations (Cost $33,085,543)		33,254,568

	Shares	Value
COMMON STOCK - 0.1%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.	7,000	343,070

Total Common Stock (Cost $219,221)		343,070

CONVERTIBLE PREFERRED STOCK - 0.2%
Pharmaceuticals - 0.2%
Allergan PLC
Series A, 5.50%	1,369	1,083,550

Total Convertible Preferred Stock (Cost $1,369,007)		1,083,550

PREFERRED STOCKS - 1.5%
Banks - 0.6%
CoBank ACB
Series F, 6.25% (B)	14,300	1,455,025
GMAC Capital Trust I
Series 2, 6.69% (B)	44,000	1,130,800

		2,585,825

Diversified Telecommunication Services - 0.9%
Centaur Funding Corp.
Series B, 9.08% (A)	3,533	4,168,940

Total Preferred Stocks (Cost $6,800,725)		6,754,765

WARRANT - 0.1%
Banks - 0.1%
Wells Fargo & Co. (H)
Exercise Price $34
Expiration Date 10/28/2018	25,210	566,216

Total Warrant (Cost $194,117)		566,216

	Principal	Value
SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.4%
Federal Home Loan Bank Discount Notes
0.53% (I), 03/13/2017	$ 500,000	$ 499,717
0.54% (I), 04/07/2017	450,000	449,569
0.56% (I), 04/26/2017	675,000	674,165

Total Short-Term U.S. Government Agency Obligations (Cost $1,623,410)		1,623,451

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 2.1%
U.S. Treasury Bill
0.46% (I), 02/09/2017	326,000	325,966
0.50% (I), 04/20/2017	400,000	399,577
0.51% (I), 04/13/2017	7,750,000	7,742,622
0.54% (I), 03/16/2017 (E)	800,000	799,588

Total Short-Term U.S. Government Obligations (Cost $9,267,389)		9,267,753

	Shares	Value
SECURITIES LENDING COLLATERAL - 3.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.52% (I)	16,751,649	16,751,649

Total Securities Lending Collateral (Cost $16,751,649)		16,751,649

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
State Street Bank & Trust Co. 0.03% (I), dated 01/31/2017, to be repurchased at $2,193,518 on 02/01/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2019, and with a value of $2,240,008.	$ 2,193,517	2,193,517

Total Repurchase Agreement (Cost $2,193,517)		2,193,517

Total Investments (Cost $461,551,516) (J)		468,918,135
Net Other Assets (Liabilities) - (5.5)%		(24,648,145)

Net Assets - 100.0%		$ 444,269,990

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2017 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$51,438,732	$—	$51,438,732
Corporate Debt Securities	—	260,760,719	—	260,760,719
Foreign Government Obligations	—	5,833,911	—	5,833,911
Loan Assignments	—	4,313,219	—	4,313,219
Mortgage-Backed Securities	—	58,011,823	—	58,011,823
Municipal Government Obligations	—	5,606,574	—	5,606,574
U.S. Government Agency Obligations	—	11,114,618	—	11,114,618
U.S. Government Obligations	—	33,254,568	—	33,254,568
Common Stock	343,070	—	—	343,070
Convertible Preferred Stock	1,083,550	—	—	1,083,550
Preferred Stocks	6,754,765	—	—	6,754,765
Warrant	566,216	—	—	566,216
Short-Term U.S. Government Agency Obligations	—	1,623,451	—	1,623,451
Short-Term U.S. Government Obligations	—	9,267,753	—	9,267,753
Securities Lending Collateral	16,751,649	—	—	16,751,649
Repurchase Agreement	—	2,193,517	—	2,193,517

Total Investments	$25,499,250	$443,418,885	$—	$468,918,135

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the total value of 144A securities is $178,192,173, representing 40.1% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of January 31, 2017.
(C)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after January 31, 2017.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $16,404,927. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2017, the total value of Regulation S securities is $2,206,343, representing 0.5% of the Fund’s net assets.
(G)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of January 31, 2017; the maturity date disclosed is the ultimate maturity date.
(H)	Non-income producing security.
(I)	Rates disclosed reflect the yields at January 31, 2017.
(J)	Aggregate cost for federal income tax purposes is $461,551,516. Aggregate gross unrealized appreciation and depreciation for all securities is $15,113,344 and $7,746,725, respectively. Net unrealized appreciation for tax purposes is $7,366,619.
(K)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(L)	Percentage rounds to less than 0.1% or (0.1)%.

CURRENCY ABBREVIATION:

MXN	Mexican Peso

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Funds	Page 8	January 31, 2017 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS

At January 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 6.2%
Banks - 0.3%
CIT Group, Inc.
5.25%, 03/15/2018	$ 1,500,000	$ 1,550,250

Building Products - 0.5%
Norbord, Inc.
6.25%, 04/15/2023 (A)	2,000,000	2,077,500

Consumer Finance - 0.7%
Springleaf Finance Corp.
5.25%, 12/15/2019	2,500,000	2,512,500
8.25%, 12/15/2020	500,000	536,875

		3,049,375

Containers & Packaging - 1.3%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
3.96% (B), 12/15/2019 (A)	477,477	485,237
4.16% (B), 05/15/2021 (A) (C)	2,500,000	2,565,625
6.00%, 02/15/2025 (A)	400,000	402,500
Coveris Holdings SA
7.88%, 11/01/2019 (A)	1,625,000	1,633,125
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020	1,000,000	1,029,580

		6,116,067

Food Products - 0.4%
Post Holdings, Inc.
6.75%, 12/01/2021 (A)	500,000	530,000
7.75%, 03/15/2024 (A)	1,000,000	1,106,880

		1,636,880

Health Care Providers & Services - 0.8%
CHS / Community Health Systems, Inc.
5.13%, 08/01/2021 (C)	1,000,000	942,500
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 05/01/2023 (A)	2,680,000	2,767,100

		3,709,600

Hotels, Restaurants & Leisure - 0.1%
Scientific Games International, Inc.
7.00%, 01/01/2022 (A)	500,000	534,375

Household Products - 0.2%
Kronos Acquisition Holdings, Inc.
9.00%, 08/15/2023 (A)	1,100,000	1,111,000

Machinery - 0.6%
Xerium Technologies, Inc.
9.50%, 08/15/2021	2,500,000	2,518,750

Media - 0.8%
Cablevision Systems Corp.
7.75%, 04/15/2018	1,500,000	1,578,750
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	1,000,000	1,026,500
Univision Communications, Inc.
6.75%, 09/15/2022 (A)	900,000	943,875

		3,549,125

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels - 0.4%
CITGO Petroleum Corp.
6.25%, 08/15/2022 (A)	$ 1,896,000	$ 1,962,360

Software - 0.1%
Infor US, Inc.
5.75%, 08/15/2020 (A)	500,000	520,000

Total Corporate Debt Securities (Cost $27,697,975)		28,335,282

LOAN ASSIGNMENTS - 86.9%
Aerospace & Defense - 0.7%
Avolon TLB Borrower 1 S.a.r.l.
Term Loan B2,
TBD, 01/13/2022 (D) (E)	825,000	834,968
Silver II US Holdings LLC
Term Loan,
4.00% (B), 12/13/2019	1,501,237	1,420,170
Triumph Group, Inc.
Term Loan A,
3.78% (B), 04/30/2021 (F) (G) (H)	977,778	955,778

		3,210,916

Airlines - 0.4%
Air Canada
Term Loan B,
3.76% (B), 10/06/2023	1,000,000	1,009,750
American Airlines, Inc.
Term Loan B,
3.27% (B), 12/14/2023	1,000,000	1,004,500

		2,014,250

Auto Components - 0.3%
Jason, Inc.
1st Lien Term Loan,
5.50% (B), 06/30/2021	994,911	885,471
K&N Engineering, Inc.
1st Lien Term Loan,
5.75% (B), 10/19/2023	500,000	501,250

		1,386,721

Beverages - 0.4%
Blue Ribbon LLC
Term Loan,
5.00% (B), 11/13/2021	1,612,004	1,591,854

Biotechnology - 0.9%
Concordia International Corp.
Term Loan,
5.25% (B), 10/21/2021	2,475,000	1,927,406
Grifols Worldwide Operations USA, Inc.
Term Loan B,
TBD, 01/19/2025 (D) (E)	750,000	754,063
inVentiv Health, Inc.
Term Loan B,
4.75% (B), 11/09/2023	1,500,000	1,509,910

		4,191,379

Building Products - 1.0%
Builders FirstSource, Inc.
Term Loan B,
4.75% (B), 07/31/2022	834,135	835,699

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2017 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Building Products (continued)
Ply Gem Industries, Inc.
Term Loan,
4.00% (B), 02/01/2021	$ 1,567,475	$ 1,576,292
Quikrete Holdings, Inc.
1st Lien Term Loan,
4.02% (B), 11/15/2023 (E)	2,000,000	2,022,858

		4,434,849

Capital Markets - 1.3%
Donnelley Financial Solutions, Inc.
Term Loan B,
5.00% (B), 09/30/2023	514,286	519,964
Duff & Phelps Investment Management Co.
Term Loan B,
4.75% (B), 04/23/2020	967,441	970,767
Term Loan B1,
4.75% (B), 04/23/2020	490,000	491,685
Guggenheim Partners LLC
Term Loan,
3.53% (B), 07/21/2023	2,568,017	2,584,067
SIG Combibloc US Acquisition, Inc.
Term Loan,
4.00% (B), 03/13/2022	1,218,482	1,224,405

		5,790,888

Chemicals - 0.9%
Huntsman International LLC
Term Loan B2,
3.93% (B), 04/01/2023	498,750	502,699
Minerals Technologies, Inc.
Term Loan,
4.75% (B), 05/09/2021	2,100,000	2,113,125
Term Loan B1,
3.78% (B), 05/09/2021	134,479	136,048
Trinseo Materials Operating S.C.A.
Term Loan B,
4.25% (B), 11/05/2021	1,477,500	1,492,275

		4,244,147

Commercial Services & Supplies - 6.6%
Advanced Disposal Services, Inc.
Term Loan B3,
3.50% (B), 11/10/2023	572,154	577,340
Asurion LLC
Term Loan B2,
TBD, 07/08/2020 (D) (E)	422,775	425,311
Term Loan B4,
4.25% (B), 08/04/2022	729,089	733,464
EWT Holdings III Corp.
1st Lien Term Loan,
4.75% (B), 01/15/2021	2,124,020	2,134,640
5.50% (B), 01/15/2021	496,250	502,453
Garda World Security Corp.
Term Loan B,
4.00% (B), 11/07/2020 (E)	3,243,125	3,243,125
GFL Environmental, Inc.
Term Loan B,
3.75% (B), 09/29/2023	748,125	749,372
Multi Packaging Solutions, Inc.
Term Loan,
4.25% (B), 09/30/2020	380,896	380,896
Term Loan A,
4.25% (B), 09/30/2020	379,932	379,932
Term Loan B,
4.25% (B), 09/30/2020	606,134	606,134

	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC
1st Lien Term Loan,
4.25% (B), 05/02/2022	$ 3,000,000	$ 3,030,468
RGIS Services LLC
Term Loan C,
5.50% (B), 10/18/2017	481,288	445,192
Spin Holdco, Inc.
Term Loan B,
4.27% (B), 11/14/2019	3,488,760	3,473,061
TruGreen, LP
1st Lien Term Loan B,
6.50% (B), 04/13/2023	2,985,000	3,011,119
U.S. Security Associates Holdings, Inc.
Term Loan,
6.00% (B), 07/14/2023	498,750	500,412
USS Parent Holding Corp.
Delayed Draw Term Loan,
4.36% (B), 07/26/2023	148,333	148,333
Term Loan,
5.50% (B), 07/26/2023	1,739,231	1,739,231
Varsity Brands, Inc.
1st Lien Term Loan,
5.00% (B), 12/11/2021	4,429,817	4,482,027
W/S Packaging Group, Inc.
Term Loan B,
6.00% (B), 08/09/2019	3,204,270	2,883,843
Waste Industries USA, Inc.
Term Loan,
3.53% (B), 02/27/2020	592,462	594,388

		30,040,741

Communications Equipment - 1.2%
AVSC Holding Corp.
1st Lien Term Loan,
4.50% (B), 01/24/2021	3,122,457	3,122,457
2nd Lien Term Loan,
9.25% (B), 01/24/2022	900,000	873,000
Riverbed Technology, Inc.
Term Loan,
4.25% (B), 04/24/2022	1,250,000	1,259,570

		5,255,027

Construction & Engineering - 0.6%
Granite Acquisition, Inc.
Term Loan B,
5.00% (B), 12/19/2021	1,898,046	1,911,887
Term Loan C,
5.00% (B), 12/19/2021	63,218	63,679
Pike Corp.
1st Lien Term Loan,
5.50% (B), 12/22/2021	709,677	712,782

		2,688,348

Construction Materials - 0.3%
Forterra Finance LLC
Term Loan B,
4.50% (B), 10/25/2023	1,496,250	1,510,746

Consumer Finance - 0.5%
Altice US Finance I Corp.
Term Loan B,
3.78% (B), 01/15/2025	2,468,149	2,492,831

Containers & Packaging - 8.6%
Anchor Glass Container Corp.
1st Lien Term Loan,
4.25% (B), 12/07/2023	3,000,000	3,019,689

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2017 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Containers & Packaging (continued)
Anchor Glass Container Corp. (continued)
2nd Lien Term Loan,
8.75% (B), 12/07/2024	$ 890,000	$ 906,688
Berry Plastics Group, Inc.
Term Loan H,
3.75% (B), 10/01/2022	474,934	477,086
Term Loan J,
3.29% (B), 01/19/2024	1,300,000	1,307,800
BWAY Holding Co.
Term Loan B,
4.75% (B), 08/14/2020	2,360,533	2,374,696
Consolidated Container Co. LLC
Term Loan,
5.00% (B), 07/03/2019	3,686,207	3,673,921
Coveris Holdings SA
Term Loan B1,
4.50% (B), 05/08/2019	3,450,568	3,463,508
Expera Specialty Solutions LLC
Term Loan B,
5.75% (B), 11/03/2023	2,992,500	3,007,462
Flex Acquisition Co., Inc.
1st Lien Term Loan,
4.25% (B), 12/29/2023	3,000,000	3,021,564
Multi Packaging Solutions, Ltd.
Term Loan D,
4.25% (B), 10/14/2023	1,619,042	1,623,764
PCI Pharma Services
1st Lien Term Loan,
5.00% (B), 06/30/2023 (E)	2,634,256	2,601,328
Printpack Holdings, Inc.
Term Loan,
5.00% (B), 07/26/2023	2,784,373	2,784,373
Prolampac Intermediate, Inc.
1st Lien Term Loan,
5.00% (B), 11/18/2023	1,225,000	1,239,165
2nd Lien Term Loan,
9.50% (B), 11/18/2024	1,000,000	1,005,833
Reynolds Group Holdings, Inc.
Term Loan,
4.25% (B), 02/05/2023	4,304,269	4,314,134
Tekni-Plex, Inc.
Term Loan B,
4.54% (B), 06/01/2022	3,703,101	3,701,250
TricorBraun Holdings, Inc.
1st Lien Term Loan,
4.75% (B), 11/30/2023	795,455	802,415

		39,324,676

Distributors - 0.6%
Autoparts Holdings, Ltd.
1st Lien Term Loan,
7.75% (B), 12/21/2021	2,750,000	2,736,250

Diversified Consumer Services - 1.4%
Pre-Paid Legal Services, Inc.
1st Lien Term Loan,
6.50% (B), 07/01/2019	3,491,763	3,496,128
William Morris Endeavor Entertainment LLC
1st Lien Term Loan,
5.29% (B), 05/06/2021	1,958,531	1,965,265
2nd Lien Term Loan,
8.29% (B), 05/06/2022	1,000,000	1,005,000

		6,466,393

	Principal	Value
LOAN ASSIGNMENTS (continued)
Diversified Financial Services - 0.9%
Duke Finance LLC
Term Loan,
7.00% (B), 10/28/2022	$ 1,739,336	$ 1,737,162
Russell Investment Group
Term Loan B,
6.75% (B), 06/01/2023	1,990,000	2,019,850
WG Partners Acquisition LLC
Term Loan B,
5.00% (B), 11/15/2023	393,469	397,404

		4,154,416

Diversified Telecommunication Services - 2.2%
Cincinnati Bell, Inc.
Term Loan B,
4.00% (B), 09/10/2020	526,333	527,211
Frontier Communications Corp.
Delayed Draw Term Loan A,
3.28% (B), 03/31/2021	2,474,359	2,397,035
Global Tel*Link Corp.
1st Lien Term Loan,
5.00% (B), 05/23/2020	2,700,039	2,688,788
Hawaiian Telcom Communications, Inc.
Term Loan B,
5.29% (B), 06/06/2019	1,966,979	1,976,814
Sprint Communications, Inc.
1st Lien Term Loan B,
TBD, 01/13/2024 (D) (E)	550,000	550,688
Virgin Media Investment Holdings, Ltd.
Term Loan I,
3.52% (B), 01/31/2025	1,000,000	1,005,313
Windstream Services LLC
Delayed Draw Term Loan,
TBD, 03/29/2021 (D) (E)	750,000	757,313
Repriced Term Loan B6,
4.78% (B), 03/29/2021	249,375	251,806

		10,154,968

Electric Utilities - 0.3%
Lonestar Generation LLC
Term Loan B,
5.47% (B), 02/22/2021	1,461,228	1,421,044

Electrical Equipment - 0.3%
Power Products LLC
Term Loan,
TBD, 01/24/2023 (D) (E)	600,000	603,000
Trojan Battery Co. LLC
Term Loan,
5.75% (B), 06/11/2021	981,181	973,822

		1,576,822

Electronic Equipment, Instruments & Components - 1.1%
Alcara Technologies
Term Loan B,
6.75% (B), 08/29/2023	2,992,500	3,044,869
Electro Rent Corp.
1st Lien Term Loan,
TBD, 01/19/2024 (D) (E)	1,000,000	1,002,500
Zebra Technologies Corp.
Term Loan B,
3.45% (B), 10/27/2021	742,273	747,840

		4,795,209

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2017 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Energy Equipment & Services - 0.4%
Paragon Offshore Finance Co.
Term Loan B,
TBD, 07/18/2021 (D) (E)	$ 3,916,263	$ 1,595,877

Equity Real Estate Investment Trusts - 0.7%
Communications Sales & Leasing, Inc.
Term Loan B,
4.50% (B), 10/24/2022	985,031	994,635
ESH Hospitality, Inc.
Term Loan B,
3.78% (B), 08/30/2023	997,500	1,002,488
Istar Financial, Inc.
Term Loan B,
5.50% (B), 07/01/2020 (E)	997,363	1,012,323

		3,009,446

Food & Staples Retailing - 3.3%
Albertsons LLC
Term Loan B6,
4.06% (B), 06/22/2023	2,428,658	2,442,319
BJ’s Wholesale Club, Inc.
1st Lien Term Loan,
TBD, 01/26/2024 (D) (E)	1,200,000	1,201,750
Chef’s Warehouse Leasing Co. LLC
1st Lien Term Loan,
6.75% (B), 06/22/2022	2,147,691	2,165,141
Give & Go Prepared Foods Corp.
1st Lien Term Loan,
6.50% (B), 07/29/2023	2,493,750	2,497,907
Hostess Brands LLC
1st Lien Term Loan,
4.00% (B), 08/03/2022	2,531,652	2,554,597
Rite Aid Corp.
2nd Lien Term Loan,
4.88% (B), 06/21/2021	1,500,000	1,502,187
5.75% (B), 08/21/2020	2,280,000	2,286,414
Supervalu, Inc.
Refinance Term Loan B,
5.50% (B), 03/21/2019	457,403	459,753

		15,110,068

Food Products - 3.0%
B&G Foods, Inc.
Term Loan B,
3.77% (B), 11/02/2022	640,110	645,044
CSM Bakery Solutions LLC
1st Lien Term Loan,
5.00% (B), 07/03/2020	2,434,836	2,233,962
Del Monte Foods, Inc.
1st Lien Term Loan,
4.25% (B), 02/18/2021	2,199,284	1,972,026
Dole Food Co., Inc.
Term Loan B,
4.55% (B), 11/01/2018	2,299,751	2,309,525
Hearthside Group Holdings LLC
Term Loan,
4.00% (B), 06/02/2021	1,975,000	1,989,812
JBS USA LLC
Term Loan B,
TBD, 10/30/2022 (D) (E)	1,000,000	1,003,750
Shearer’s Foods, Inc.
1st Lien Term Loan,
4.94% (B), 06/30/2021	977,500	978,722
Term Loan,
TBD, 06/30/2021 (D) (E)	1,700,000	1,697,344

	Principal	Value
LOAN ASSIGNMENTS (continued)
Food Products (continued)
TKC Holdings, Inc
2nd Lien Term Loan,
TBD, 01/18/2024 (D) (E)	$ 750,000	$ 750,000

		13,580,185

Health Care Equipment & Supplies - 3.1%
Alere, Inc.
Term Loan B,
4.25% (B), 06/18/2022	1,153,085	1,152,184
CPI Buyer LLC
1st Lien Term Loan,
5.50% (B), 08/15/2021	3,616,073	3,588,952
DJO Finance LLC
Term Loan,
4.25% (B), 06/08/2020	3,207,484	3,125,960
Halyard Health, Inc.
Term Loan B,
3.53% (B), 11/01/2021	1,869,295	1,877,084
Kinetic Concepts, Inc.
Term Loan B,
TBD, 01/25/2024 (D) (E)	1,450,000	1,442,750
Term Loan F1,
5.00% (B), 11/04/2020	456,463	456,558
New Millennium HoldCo, Inc.
Term Loan,
7.50% (B), 12/21/2020	162,535	80,387
Onex Carestream Finance, LP
1st Lien Term Loan,
5.00% (B), 06/07/2019	2,441,893	2,342,691

		14,066,566

Health Care Providers & Services - 5.6%
Community Health Systems, Inc.
Term Loan A,
3.42% (B), 01/22/2019 (E)	1,425,000	1,410,394
Term Loan G,
3.75% (B), 12/31/2019	2,090,676	1,983,203
Term Loan H,
4.00% (B), 01/27/2021	1,909,173	1,804,566
Envision Healthcare Corp.
Term Loan B,
4.00% (B), 12/01/2023	1,000,000	1,007,292
HCA, Inc.
Term Loan B6,
4.03% (B), 03/17/2023	1,885,750	1,902,250
IASIS Healthcare LLC
Term Loan B2,
4.50% (B), 05/03/2018	2,934,053	2,917,810
Ortho-Clinical Diagnostics, Inc.
Term Loan B,
4.75% (B), 06/30/2021	3,189,266	3,162,855
Planet Fitness Holdings LLC
Term Loan,
4.34% (B), 03/31/2021	748,125	754,671
Quorum Health Corp.
Term Loan B,
6.79% (B), 04/29/2022	2,815,717	2,785,045
RadNet, Inc.
Term Loan B,
4.80% (B), 07/01/2023 (E)	1,981,250	1,982,076
Surgery Center Holdings, Inc.
1st Lien Term Loan,
4.75% (B), 11/03/2020	2,969,811	2,996,726

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2017 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Providers & Services (continued)
Team Health, Inc.
1st Lien Term Loan,
TBD, 01/17/2024 (D) (E)	$ 2,400,000	$ 2,395,500
Valitas Health Services, Inc.
Term Loan B,
10.00% (B), 06/02/2017	648,401	252,877

		25,355,265

Hotels, Restaurants & Leisure - 4.8%
Affinity Gaming LLC
2nd Lien Term Loan,
TBD, 09/14/2024 (D) (E)	1,400,000	1,405,834
Term Loan,
4.50% (B), 07/01/2023 (E)	1,997,184	2,005,506
AMF Bowling Centers, Inc.
Term Loan,
6.00% (B), 08/17/2023	1,995,000	1,998,326
Caesars Entertainment Resort Properties LLC
Term Loan B,
7.00% (B), 10/11/2020	982,436	992,670
Hilton Worldwide Finance LLC
Term Loan B1,
3.50% (B), 10/26/2020	56,342	56,754
Term Loan B2,
3.27% (B), 10/25/2023	766,029	772,851
MGM Growth Properties Operating Partnership, LP
Term Loan B,
3.53% (B), 04/25/2023	498,744	501,861
MGM Resorts International
Term Loan A,
3.03% (B), 04/25/2021	500,000	504,375
Mohegan Tribal Gaming Authority
Term Loan A,
5.03% (B), 09/28/2021	2,986,486	2,982,753
NEP / NCP Holdco, Inc.
Term Loan,
4.25% (B), 01/22/2020	1,453,981	1,455,798
NPC International, Inc.
Term Loan B,
4.75% (B), 12/28/2018	1,272,458	1,273,518
Penn National Gaming, Inc.
Term Loan A,
TBD, 01/13/2022 (D) (E)	2,500,000	2,491,525
Scientific Games International, Inc.
Term Loan B1,
6.00% (B), 10/18/2020	1,944,899	1,962,403
Term Loan B2,
6.01% (B), 10/01/2021	981,228	990,164
SeaWorld Parks & Entertainment, Inc.
Term Loan B2,
TBD, 05/14/2020 (D) (E)	1,825,000	1,801,536
Station Casinos LLC
Term Loan B,
TBD, 06/08/2023 (D) (E)	500,000	501,665

		21,697,539

Household Durables - 2.4%
American Bath Group LLC
1st Lien Term Loan,
6.25% (B), 09/30/2023 (E)	3,693,750	3,712,219
API Heat Transfer ThermaSys Corp.
Term Loan,
5.26% (B), 05/03/2019	1,908,687	1,682,030

	Principal	Value
LOAN ASSIGNMENTS (continued)
Household Durables (continued)
Hoffmaster Group, Inc.
1st Lien Term Loan,
5.50% (B), 11/21/2023	$ 2,500,000	$ 2,531,250
2nd Lien Term Loan,
10.50% (B), 11/21/2024	900,000	877,500
Libbey Glass, Inc.
Term Loan B,
3.77% (B), 04/09/2021	1,400,154	1,405,988
Otter Products LLC
Term Loan,
5.75% (B), 06/03/2020	678,603	668,989

		10,877,976

Household Products - 0.7%
KIK Custom Products, Inc.
Term Loan B,
5.50% (B), 08/26/2022	2,962,500	2,984,719
Spectrum Brands, Inc.
Term Loan,
3.37% (B), 06/23/2022	345,853	349,407

		3,334,126

Independent Power & Renewable Electricity Producers - 1.3%
Calpine Corp.
Term Loan B5,
3.75% (B), 01/15/2024	788,000	790,791
Term Loan B6,
3.75% (B), 01/15/2023 (E)	2,380,000	2,390,413
Dynegy, Inc.
Term Loan B,
5.00% (B), 06/27/2023	2,500,000	2,519,140
Terra-Gen Finance Co. LLC
Term Loan B,
5.25% (B), 12/09/2021	462,314	425,329

		6,125,673

Internet Software & Services - 0.1%
Ancestry.com Operations, Inc.
1st Lien Term Loan,
5.25% (B), 10/19/2023	650,000	656,297

IT Services - 2.5%
Conduent, Inc.
Delayed Draw Term Loan A,
TBD, 11/18/2021 (D) (E)	1,000,000	993,750
Term Loan B,
6.25% (B), 12/07/2023	450,000	457,313
First Data Corp.
Repriced Term Loan,
3.78% (B), 07/10/2022	2,500,000	2,515,178
Term Loan,
3.78% (B), 03/24/2021	1,082,369	1,087,612
Term Loan A,
2.78% (B), 06/02/2020	1,000,000	1,000,833
MoneyGram International, Inc.
Term Loan B,
4.25% (B), 03/27/2020	1,763,931	1,760,990
USAGM HoldCo LLC
Term Loan,
4.76% (B), 07/28/2022	2,601,058	2,607,560
Vestcom International, Inc.
1st Lien Term Loan,
5.25% (B), 12/19/2023	980,000	980,000

		11,403,236

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2017 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Life Sciences Tools & Services - 0.2%
Jaguar Holding Co. II
Term Loan B,
4.25% (B), 08/18/2022	$ 738,750	$ 743,214

Machinery - 4.7%
Apex Tool Group LLC
Term Loan B,
4.50% (B), 01/31/2020	962,500	943,250
Columbus McKinnon Corp.
Term Loan B,
TBD, 01/13/2024 (D) (E)	1,000,000	1,005,000
Cortes NP Acquisition Corp.
Term Loan B,
6.03% (B), 11/30/2023	2,650,000	2,678,986
Doosan Infracore International, Inc.
Term Loan B,
4.50% (B), 05/28/2021	1,093,269	1,106,935
Filtration Group Corp.
1st Lien Term Loan,
4.25% (B), 11/21/2020	2,450,993	2,463,861
Gardner Denver, Inc.
Term Loan,
4.56% (B), 07/30/2020	1,248,082	1,232,741
Harsco Corp.
Term Loan B,
6.00% (B), 11/02/2023	500,000	507,500
Husky Injection Molding Systems, Ltd.
1st Lien Term Loan,
4.25% (B), 06/30/2021 (E)	1,462,935	1,470,433
Manitowoc Foodservice, Inc.
Term Loan B,
5.75% (B), 03/03/2023	1,639,423	1,662,478
Milacron LLC
Term Loan B,
TBD, 06/20/2023 (D) (E)	450,000	452,250
Rexnord LLC
Term Loan B,
3.77% (B), 08/21/2023	2,655,885	2,669,640
Terex Corp.
Term Loan B,
TBD, 01/24/2024 (D) (E)	1,350,000	1,353,375
Wastequip LLC
Term Loan,
5.50% (B), 08/09/2019	3,847,557	3,852,366

		21,398,815

Marine - 0.4%
Commercial Barge Line Co.
1st Lien Term Loan,
9.75% (B), 11/12/2020	1,925,000	1,823,937

Media - 4.2%
Block Communications, Inc.
Term Loan B,
4.25% (B), 11/07/2021	977,523	984,854
CSC Holdings LLC
Term Loan,
3.77% (B), 10/11/2024	1,653,750	1,670,805
Cumulus Media Holdings, Inc.
Term Loan,
4.25% (B), 12/23/2020	1,410,278	920,911
Learfield Communications, Inc.
1st Lien Term Loan,
4.25% (B), 11/17/2023	2,000,000	2,015,000

	Principal	Value
LOAN ASSIGNMENTS (continued)
Media (continued)
Liberty Cablevision of Puerto Rico LLC
1st Lien Term Loan,
4.52% (B), 01/07/2022	$ 2,797,959	$ 2,783,270
Mediacom Illinois LLC
Term Loan K,
TBD, 02/15/2024 (D) (E)	500,000	501,875
Mission Broadcasting, Inc.
Term Loan B2,
3.77% (B), 01/17/2024	210,909	212,755
Nexstar Broadcasting, Inc.
Term Loan B,
3.77% (B), 01/17/2024	2,289,091	2,309,120
Nielsen Finance LLC
Term Loan B3,
3.27% (B), 10/04/2023	498,750	501,729
Quincy Newspapers, Inc.
Term Loan B,
5.02% (B), 10/13/2022	1,864,577	1,880,114
Sinclair Television Group, Inc.
Term Loan B2,
3.03% (B), 01/03/2024	700,000	701,400
Tribune Media Co.
Term Loan C,
3.78% (B), 01/27/2024	1,250,000	1,257,812
Univision Communications, Inc.
Term Loan C4,
4.00% (B), 03/01/2020	951,439	952,893
WMG Acquisition Corp.
Term Loan C,
3.75% (B), 11/01/2023	2,403,073	2,412,584

		19,105,122

Metals & Mining - 0.8%
American Rock Salt Holdings LLC
1st Lien Term Loan,
4.75% (B), 05/20/2021	1,467,205	1,465,371
Atkore International, Inc.
1st Lien Term Loan,
4.00% (B), 12/15/2023	1,601,648	1,613,164
FMG Resources PTY, Ltd.
Term Loan B,
3.75% (B), 06/30/2019	409,479	411,697

		3,490,232

Multi-Utilities - 1.0%
PrimeLine Utility Services LLC
Term Loan,
6.50% (B), 11/12/2022	2,960,888	2,965,516
Solenis International, LP
1st Lien Term Loan,
4.25% (B), 07/31/2021	1,390,216	1,392,389

		4,357,905

Oil, Gas & Consumable Fuels - 2.1%
CITGO Holding, Inc.
Term Loan B,
9.50% (B), 05/12/2018	2,018,505	2,049,792
Energy Transfer Equity, LP
Term Loan B,
TBD, 01/24/2024 (D) (E)	1,000,000	997,500
Fieldwood Energy LLC
1st Lien Term Loan,
TBD, 10/01/2018 (D) (E)	2,100,000	2,021,250
Keurig Green Mountain, Inc.
Term Loan B,
5.31% (B), 03/03/2023	1,232,820	1,249,463

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2017 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Oil, Gas & Consumable Fuels (continued)
MEG Energy Corp.
Term Loan B,
TBD, 12/31/2023 (D) (E)	$ 2,100,000	$ 2,106,563
Southeast PowerGen LLC
Term Loan B,
4.50% (B), 12/02/2021	940,000	928,250

		9,352,818

Paper & Forest Products - 0.4%
Dunn Paper, Inc.
1st Lien Term Loan,
5.79% (B), 08/31/2022	1,930,435	1,930,435

Personal Products - 0.9%
Prestige Brands, Inc.
Term Loan B4,
3.52% (B), 01/26/2024	416,667	420,443
Revlon Consumer Products Corp.
Term Loan B,
4.31% (B), 09/07/2023	3,491,250	3,518,625

		3,939,068

Pharmaceuticals - 2.5%
Akorn, Inc.
Term Loan B,
5.25% (B), 04/16/2021	2,502,343	2,533,623
Catalent Pharma Solutions, Inc.
Term Loan B,
3.75% (B), 05/20/2021	1,691,053	1,705,144
Endo Luxembourg Finance Co. I SARL
Term Loan B,
3.81% (B), 09/26/2022	990,000	987,525
Valeant Pharmaceuticals International, Inc.
Series A4, Tranche A,
4.53% (B), 04/01/2020 (E)	2,495,276	2,489,811
Term Loan B E,
5.27% (B), 08/05/2020	3,177,874	3,180,712
Term Loan B F1,
5.50% (B), 04/01/2022	563,524	564,651

		11,461,466

Professional Services - 0.5%
Ceridian LLC
Term Loan,
4.54% (B), 09/15/2020	2,262,814	2,256,213

Real Estate Management & Development - 1.9%
CityCenter Holdings LLC
Term Loan B,
3.75% (B), 10/16/2020	1,606,663	1,620,722
DTZ U.S. Borrower LLC
1st Lien Term Loan,
4.26% (B), 11/04/2021	2,562,995	2,573,318
RE/MAX International, Inc.
Term Loan B,
3.71% (B), 12/15/2023 (E)	1,348,750	1,352,122
Realogy Corp.
Term Loan B,
3.03% (B), 07/20/2022	3,055,337	3,062,975

		8,609,137

Semiconductors & Semiconductor Equipment - 0.9%
Ardent Legacy Acquisitions, Inc.
Term Loan B,
6.50% (B), 08/04/2021	4,025,039	4,017,492

	Principal	Value
LOAN ASSIGNMENTS (continued)
Software - 3.8%
Aristocrat Technologies, Inc.
Term Loan B,
3.78% (B), 10/20/2021	$ 1,204,288	$ 1,215,202
Infor, Inc.
Term Loan B3,
3.75% (B), 06/03/2020	962,625	958,052
Term Loan B5,
3.75% (B), 06/03/2020 (E)	2,201,869	2,196,058
Kronos, Inc.
1st Lien Term Loan,
5.00% (B), 11/01/2023	3,000,000	3,027,954
Magic Newco LLC
1st Lien Term Loan,
5.00% (B), 12/12/2018	1,667,038	1,671,504
Quest Software US Holdings, Inc.
Term Loan B,
7.00% (B), 10/31/2022	2,000,000	2,025,000
Solera LLC
Term Loan B,
5.75% (B), 03/03/2023	3,479,987	3,512,372
Sophia, LP
Term Loan B,
4.75% (B), 09/30/2022 (E)	1,786,325	1,788,558
SS&C Technologies, Inc.
Term Loan B1,
4.03% (B), 07/08/2022	663,767	670,404
Term Loan B2,
4.03% (B), 07/08/2022	63,700	64,337

		17,129,441

Specialty Retail - 1.6%
Bass Pro Group LLC
Asset Sale Term Loan,
5.72% (B), 05/04/2018	475,000	470,250
Term Loan B,
5.97% (B), 12/16/2023	1,200,000	1,164,937
Men’s Wearhouse, Inc.
Term Loan,
5.00% (B), 06/18/2021	2,500,000	2,393,750
PetSmart, Inc.
Term Loan B1,
4.00% (B), 03/11/2022	2,943,788	2,915,731
Term Loan B2,
TBD, 03/11/2022 (D) (E)	242,509	240,198

		7,184,866

Technology Hardware, Storage & Peripherals - 1.8%
Dell, Inc.
Term Loan A2,
3.03% (B), 09/07/2021 (E)	5,453,125	5,450,202
Diebold, Inc.
Term Loan,
5.31% (B), 11/06/2023	1,914,000	1,937,925
Western Digital Corp.
Term Loan B1,
4.53% (B), 04/29/2023	955,200	965,434

		8,353,561

Textiles, Apparel & Luxury Goods - 0.1%
Augusta Sportswear Group, Inc.
Term Loan B,
5.50% (B), 10/26/2023	475,949	476,544

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2017 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Trading Companies & Distributors - 0.7%
LBM Borrower LLC
1st Lien Term Loan,
6.25% (B), 08/20/2022 (E)	$ 3,044,184	$ 3,043,423

Total Loan Assignments (Cost $394,121,422)		394,968,418

	Shares	Value
COMMON STOCK - 0.0% (I)
Health Care Equipment & Supplies - 0.0% (I)
Millennium Health Equity (J)	4,938	4,938

Total Common Stock (Cost $27,159)		4,938

EXCHANGE-TRADED FUNDS - 2.6%
U.S. Fixed Income Funds - 2.6%
PowerShares Senior Loan Portfolio	200,000	4,660,000
SPDR Blackstone / GSO Senior Loan ETF (C)	100,000	4,751,000
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	77,100	2,155,716

Total Exchange-Traded Funds (Cost $11,701,554)		11,566,716

SECURITIES LENDING COLLATERAL - 0.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.52% (K)	1,938,375	1,938,375

Total Securities Lending Collateral (Cost $1,938,375)		1,938,375

	Principal	Value
REPURCHASE AGREEMENT - 12.7%
State Street Bank & Trust Co. 0.03% (K), dated 01/31/2017, to be repurchased at $57,903,068 on 02/01/2017. Collateralized by a U.S. Government Obligation, 2.50%, due 08/15/2023, and with a value of $59,063,207.	$ 57,903,019	57,903,019

Total Repurchase Agreement (Cost $57,903,019)		57,903,019

Total Investments (Cost $493,389,504) (L)		494,716,748
Net Other Assets (Liabilities) - (8.8)%		(40,055,978)

Net Assets - 100.0%		$ 454,660,770

The notes are an integral part of this report. Transamerica Funds	Page 8	January 31, 2017 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (N)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$28,335,282	$—	$28,335,282
Loan Assignments	—	394,012,640	955,778	394,968,418
Common Stock	4,938	—	—	4,938
Exchange-Traded Funds	11,566,716	—	—	11,566,716
Securities Lending Collateral	1,938,375	—	—	1,938,375
Repurchase Agreement	—	57,903,019	—	57,903,019

Total Investments	$13,510,029	$480,250,941	$955,778	$494,716,748

Transfers

Investments	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Loan Assignments (G)	$—	$—	$955,778	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the total value of 144A securities is $16,639,577, representing 3.7% of the Fund’s net assets.

(B)	Floating or variable rate securities. The rates disclosed are as of January 31, 2017.
(C)

All or a portion of the securities are on loan. The total value of all securities on loan is $1,898,545. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(D)	All or a portion of the security represents unsettled loan commitments at January 31, 2017 where the rate will be determined at time of settlement.
(E)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after January 31, 2017.
(F)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2017, value of the security is $955,778, representing 0.2% of the Fund’s net assets.
(G)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs, as of prior reporting period the security utilized significant observable inputs.
(H)	Security is Level 3 of the fair value hierarchy.
(I)	Percentage rounds to less than 0.1% or (0.1)%.
(J)	Non-income producing security.
(K)	Rates disclosed reflect the yields at January 31, 2017.
(L)

Aggregate cost for federal income tax purposes is $493,389,504. Aggregate gross unrealized appreciation and depreciation for all securities is $4,545,691 and $3,218,447, respectively. Net unrealized appreciation for tax purposes is $1,327,244.

(M)

The Fund recognizes transfers between Levels at the end of the reporting period. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(N)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATION:

TBD	To Be Determined

The notes are an integral part of this report. Transamerica Funds	Page 9	January 31, 2017 Form N-Q

Transamerica Global Equity

SCHEDULE OF INVESTMENTS

At January 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 97.4%
China - 2.5%
Baidu, Inc., ADR (A)	7,055	$ 1,235,119
Tencent Holdings, Ltd.	65,800	1,720,365

		2,955,484

France - 4.2%
BNP Paribas SA	15,909	1,016,343
Cie de Saint-Gobain	34,677	1,703,238
Safran SA	32,706	2,213,694

		4,933,275

Germany - 2.0%
HeidelbergCement AG	24,640	2,371,024

Indonesia - 0.6%
Bank Rakyat Indonesia Persero Tbk PT	801,700	703,983

Italy - 1.0%
Luxottica Group SpA	21,303	1,142,700

Japan - 10.7%
Amada Holdings Co., Ltd.	118,323	1,392,713
Kansai Electric Power Co., Inc. (A)	216,600	2,310,643
Kyocera Corp.	44,500	2,318,998
Nabtesco Corp.	31,566	823,886
NGK Spark Plug Co., Ltd.	4,695	105,784
Nippon Telegraph & Telephone Corp.	64,500	2,844,261
ORIX Corp.	128,400	1,941,182
Tokyo Gas Co., Ltd.	171,000	756,937

		12,494,404

Mexico - 1.8%
Cemex SAB de CV, ADR (A)	136,445	1,263,481
Grupo Financiero Banorte SAB de CV, Class O	164,600	788,921

		2,052,402

Netherlands - 3.6%
ABN AMRO Group NV, CVA (B)	50,849	1,193,890
ING Groep NV	211,418	3,023,990

		4,217,880

Republic of Korea - 4.1%
Hyundai Motor Co.	9,540	1,145,194
Korea Electric Power Corp., ADR (A)	17,441	319,868
Korea Electric Power Corp. (A)	66,140	2,416,008
Samsung SDI Co., Ltd.	9,565	950,656

		4,831,726

Sweden - 2.8%
Atlas Copco AB, A Shares	40,620	1,301,664
Swedbank AB, Class A	76,974	1,945,668

		3,247,332

Switzerland - 1.8%
Novartis AG, ADR	28,617	2,115,369

United Kingdom - 9.8%
Berkeley Group Holdings PLC	30,458	1,072,852
BP PLC, ADR	62,033	2,231,947
Compass Group PLC	114,929	2,041,478
Delphi Automotive PLC, Class A	24,573	1,721,585

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Pentair PLC	32,998	$ 1,934,673
Prudential PLC	130,949	2,523,721

		11,526,256

United States - 52.5%
Abbott Laboratories	48,514	2,026,430
Alphabet, Inc., Class C (A)	4,972	3,961,640
Amazon.com, Inc. (A)	2,622	2,159,164
Becton Dickinson and Co.	8,079	1,432,326
Biogen, Inc. (A)	4,685	1,298,869
Cabot Oil & Gas Corp.	50,066	1,075,418
Capital One Financial Corp.	25,071	2,190,955
Cerner Corp. (A)	37,022	1,988,452
ConocoPhillips	46,019	2,243,886
CVS Health Corp.	37,497	2,955,138
Facebook, Inc., Class A (A)	23,967	3,123,379
Illumina, Inc. (A)	7,995	1,279,999
JPMorgan Chase & Co.	44,074	3,729,983
Kinder Morgan, Inc.	120,071	2,682,386
Microsoft Corp.	42,338	2,737,152
NIKE, Inc., Class B	27,578	1,458,876
Oracle Corp.	47,582	1,908,514
Regeneron Pharmaceuticals, Inc., Class A (A)	3,592	1,290,570
Reinsurance Group of America, Inc., Class A	20,496	2,571,633
Royal Caribbean Cruises, Ltd., Class A	35,201	3,295,870
Shire PLC, Class B, ADR	14,525	2,437,440
Southwest Airlines Co.	59,189	3,096,177
Synchrony Financial	39,195	1,403,965
Ultragenyx Pharmaceutical, Inc. (A)	8,570	642,836
United Continental Holdings, Inc. (A)	23,481	1,654,706
Visa, Inc., Class A	34,033	2,814,869
WEC Energy Group, Inc.	15,633	923,129
Wells Fargo & Co.	53,055	2,988,588

		61,372,350

Total Common Stocks (Cost $104,055,573)		113,964,185

PREFERRED STOCK - 0.4%
Republic of Korea - 0.4%
Hyundai Motor Co.
4.32% (C)	5,846	482,430

Total Preferred Stock (Cost $641,141)		482,430

EXCHANGE-TRADED FUNDS - 2.1%
United States - 2.1%
iShares MSCI EAFE ETF	9,019	537,803
SPDR S&P 500 ETF Trust	2,867	652,328
Vanguard FTSE All-World ex-US ETF	11,751	540,664
Vanguard S&P 500 ETF	3,123	652,613

Total Exchange-Traded Funds (Cost $2,363,556)		2,383,408

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2017 Form N-Q

Transamerica Global Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 0.8%

State Street Bank & Trust Co. 0.03% (C), dated 01/31/2017, to be repurchased at $978,340 on 02/01/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2019, and with a value of $1,001,971.

$ 978,339	$ 978,339

Total Repurchase Agreement (Cost $978,339)	978,339

Total Investments (Cost $108,038,609) (D)	117,808,362
Net Other Assets (Liabilities) - (0.7)%	(820,411)

Net Assets - 100.0%	$ 116,987,951

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	13.1%	$ 15,391,366
Internet Software & Services	8.5	10,040,503
Oil, Gas & Consumable Fuels	7.0	8,233,637
Biotechnology	4.8	5,669,715
Machinery	4.6	5,452,936
Hotels, Restaurants & Leisure	4.5	5,337,348
Insurance	4.3	5,095,354
Electric Utilities	4.3	5,046,519
Airlines	4.0	4,750,883
Software	3.9	4,645,666
Construction Materials	3.1	3,634,505
Consumer Finance	3.1	3,594,920
Health Care Equipment & Supplies	2.9	3,458,756
Electronic Equipment, Instruments & Components	2.8	3,269,654
Food & Staples Retailing	2.5	2,955,138
Diversified Telecommunication Services	2.4	2,844,261
IT Services	2.4	2,814,869
Textiles, Apparel & Luxury Goods	2.2	2,601,576
Aerospace & Defense	1.9	2,213,694
Internet & Direct Marketing Retail	1.8	2,159,164
Pharmaceuticals	1.8	2,115,369
Health Care Technology	1.7	1,988,452
Diversified Financial Services	1.7	1,941,182
Auto Components	1.6	1,827,369
Building Products	1.5	1,703,238
Automobiles	1.4	1,627,624
U.S. Equity Funds	1.1	1,304,941
Life Sciences Tools & Services	1.1	1,279,999
International Equity Funds	0.9	1,078,467
Household Durables	0.9	1,072,852
Multi-Utilities	0.8	923,129
Gas Utilities	0.6	756,937

Investments, at Value	99.2	116,830,023
Short-Term Investments	0.8	978,339

Total Investments	100.0%	$ 117,808,362

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2017 Form N-Q

Transamerica Global Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$72,983,313	$40,980,872	$—	$113,964,185
Preferred Stock	—	482,430	—	482,430
Exchange-Traded Funds	2,383,408	—	—	2,383,408
Repurchase Agreement	—	978,339	—	978,339

Total Investments	$75,366,721	$42,441,641	$—	$117,808,362

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the value of the 144A security is $1,193,890, representing 1.0% of the Fund’s net assets.

(C)	Rates disclosed reflect the yields at January 31, 2017.
(D)

Aggregate cost for federal income tax purposes is $108,038,609. Aggregate gross unrealized appreciation and depreciation for all securities is $12,825,211 and $3,055,458, respectively. Net unrealized appreciation for tax purposes is $9,769,753.

(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2017 Form N-Q

Transamerica Global Long/Short Equity

SCHEDULE OF INVESTMENTS

At January 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 136.1%
Australia - 1.2%
Orocobre, Ltd. (A)	18,800	$ 60,168
Retail Food Group, Ltd.	9,500	46,399

		106,567

Belgium - 1.5%
KBC Group NV (B)	2,100	136,062

Bermuda - 1.1%
Arch Capital Group, Ltd. (A) (B)	1,000	88,350
James River Group Holdings, Ltd.	300	11,895

		100,245

Brazil - 0.8%
Kroton Educacional SA	5,400	23,152
Minerva SA (A)	13,000	49,548

		72,700

Canada - 11.9%
Agnico Eagle Mines, Ltd. (B)	3,000	143,100
ARC Resources, Ltd. (B)	6,200	96,484
Baytex Energy Corp. (A)	3,300	13,200
Baytex Energy Corp. (A)	22,300	88,943
Bonavista Energy Corp.	12,000	42,605
Canadian Natural Resources, Ltd.	4,300	130,000
Crew Energy, Inc. (A)	9,400	41,826
Freehold Royalties, Ltd.	4,300	42,694
NuVista Energy, Ltd. (A)	9,900	49,529
Pan American Silver Corp.	2,700	52,620
Restaurant Brands International, Inc. (B)	1,700	83,436
Seven Generations Energy, Ltd., Class A (A) (B)	3,300	65,962
Silver Standard Resources, Inc. (A) (B)	2,500	26,425
Silver Standard Resources, Inc. (A)	7,400	78,194
Trinidad Drilling, Ltd. (A)	12,200	27,283
Veresen, Inc. (B)	9,800	99,638

		1,081,939

China - 1.0%
AAC Technologies Holdings, Inc.	5,700	58,537
Fu Shou Yuan International Group, Ltd.	59,900	33,709

		92,246

Denmark - 2.4%
Pandora A/S (B)	1,400	183,220
Royal Unibrew A/S	800	30,346

		213,566

France - 5.0%
AXA SA (B)	4,200	103,010
BNP Paribas SA (B)	1,900	121,381
Capgemini SA (B)	450	36,613
Cellectis SA, ADR (A) (B)	1,200	21,888
Cie Generale des Etablissements Michelin, Class B (B)	800	85,824
Orange SA	1,000	15,464
Societe Generale SA	700	34,197
Vinci SA (B)	500	35,030

		453,407

	Shares	Value
COMMON STOCKS (continued)
Germany - 2.9%
Allianz SE, Class A (B)	600	$ 101,559
Aroundtown Property Holdings PLC	12,200	53,207
Daimler AG (B)	525	39,303
Deutsche EuroShop AG (B)	1,700	70,571

		264,640

Hong Kong - 4.4%
Beijing Enterprises Water Group, Ltd. (A)	66,500	46,123
BOC Hong Kong Holdings, Ltd.	9,000	35,981
CK Hutchison Holdings, Ltd.	9,500	113,859
COSCO SHIPPING Ports, Ltd.	36,000	35,774
Haitong International Securities Group, Ltd.	60,000	33,531
WH Group, Ltd. (C)	75,000	56,966
Xinyi Glass Holdings, Ltd. (A)	85,000	76,454

		398,688

Ireland - 2.8%
Allegion PLC (B)	1,500	98,505
Experian PLC	1,600	30,776
Greencore Group PLC	40,607	120,557

		249,838

Israel - 0.2%
SodaStream International, Ltd. (A)	400	17,596

Italy - 1.9%
Intesa Sanpaolo SpA	28,800	67,465
Mediobanca SpA	2,600	22,327
Prysmian SpA	1,100	28,570
Recordati SpA	800	22,721
UniCredit SpA	1,200	32,592

		173,675

Japan - 8.4%
Haseko Corp. (B)	4,200	46,349
Kose Corp. (B)	1,400	119,033
LaSalle Logiport REIT	25	23,824
MEIJI Holdings Co., Ltd.	300	23,222
Mitsubishi Corp. (B)	1,500	33,870
Mitsubishi UFJ Financial Group, Inc. (B)	18,500	119,756
Nihon M&A Center, Inc. (B)	1,500	43,641
Nippon Telegraph & Telephone Corp. (B)	3,000	132,291
Resorttrust, Inc. (B)	3,050	56,240
Sanwa Holdings Corp. (B)	4,600	42,818
Suruga Bank, Ltd. (B)	3,000	68,550
Temp Holdings Co., Ltd. (B)	3,000	51,971

		761,565

Luxembourg - 0.5%
B&M European Value Retail SA	11,600	43,822

Mexico - 2.3%
Controladora Vuela Cia de Aviacion SAB de CV, A Shares (A)	24,000	32,536
Gentera SAB de CV	8,000	11,681
Gruma SAB de CV, Class B	5,600	75,202
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	4,300	18,344
PLA Administradora Industrial S de RL de CV, REIT (A)	11,400	15,602

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2017 Form N-Q

Transamerica Global Long/Short Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Mexico (continued)
Promotora y Operadora de Infraestructura SAB de CV	3,300	$ 28,848
Wal-Mart de Mexico SAB de CV	14,600	25,834

		208,047

Netherlands - 3.2%
ING Groep NV (B)	9,800	140,173
Koninklijke Ahold Delhaize NV (B)	3,576	76,029
NN Group NV (B)	2,100	74,197

		290,399

Norway - 0.3%
American Shipping Co. ASA (A)	1,600	5,916
Europris ASA (A) (C)	5,600	25,393

		31,309

Philippines - 0.3%
Security Bank Corp.	6,000	25,705

Republic of Korea - 3.1%
Hanwha Techwin Co., Ltd.	1,600	57,413
Kangwon Land, Inc.	3,300	92,858
Korea Electric Power Corp.	400	14,612
Samsung Electronics Co., Ltd.	43	73,005
SK Hynix, Inc.	1,000	46,209

		284,097

Singapore - 0.4%
SATS, Ltd.	10,000	37,464

South Africa - 1.5%
Hyprop Investments, Ltd., REIT	2,700	24,046
Naspers, Ltd., Class N	700	111,057

		135,103

Spain - 2.8%
ACS Actividades de Construccion y Servicios SA (B)	2,800	86,084
Euskaltel SA (C)	5,300	48,809
Iberdrola SA (A) (D)	395	2,488
Iberdrola SA (B)	14,900	93,837
Merlin Properties Socimi SA, REIT	2,000	22,356

		253,574

Sweden - 2.3%
Intrum Justitia AB	2,300	77,463
Svenska Cellulosa AB SCA, Class B	1,700	51,114
Tobii AB (A)	10,450	77,057

		205,634

Switzerland - 5.3%
Forbo Holding AG (A)	75	103,229
Georg Fischer AG	135	110,846
Swiss Life Holding AG (A) (B)	570	172,287
Swiss Re AG (B)	1,000	93,073

		479,435

United Kingdom - 8.4%
3i Group PLC (B)	10,400	91,582
Acacia Mining PLC	2,700	14,622
BP PLC (B)	7,600	45,208
BT Group PLC, Class A	12,700	48,545
Imperial Brands PLC (B)	2,300	106,289
Indivior PLC	10,600	39,404
Ithaca Energy, Inc. (A)	56,200	74,411

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
ITV PLC	47,600	$ 121,678
JD Sports Fashion PLC	6,700	29,273
Reckitt Benckiser Group PLC, Class A (B)	1,300	111,273
Taylor Wimpey PLC	39,900	83,875

		766,160

United States - 60.2%
Advance Auto Parts, Inc. (B)	200	32,848
Agilent Technologies, Inc. (B)	1,700	83,249
Albemarle Corp. (B)	1,000	92,640
Allstate Corp. (B)	800	60,168
Alphabet, Inc., Class A (A) (B)	43	35,268
Altria Group, Inc. (B)	500	35,590
Amazon.com, Inc. (A) (B)	40	32,939
American Financial Group, Inc. (B)	600	51,702
American Homes 4 Rent, Class A, REIT (B)	5,900	131,452
BroadSoft, Inc. (A) (B)	1,400	58,800
Carlisle Cos., Inc. (B)	1,100	120,021
Celgene Corp. (A) (B)	300	34,845
Comcast Corp., Class A (B)	400	30,168
Comerica, Inc., Class A (B)	1,000	67,530
CommScope Holding Co., Inc. (A) (B)	800	30,256
CommVault Systems, Inc. (A) (B)	600	29,460
Continental Resources, Inc., Class B (A) (B)	1,600	77,696
CoreSite Realty Corp., REIT	200	17,226
DCT Industrial Trust, Inc., REIT (B)	1,200	53,628
Delta Air Lines, Inc. (B)	1,700	80,308
E*TRADE Financial Corp. (A) (B)	1,000	37,450
East West Bancorp, Inc. (B)	1,200	61,728
Edwards Lifesciences Corp. (A) (B)	600	57,744
elf Beauty, Inc. (A) (B)	1,400	34,944
Finisar Corp. (A) (B)	2,300	68,011
First Republic Bank, Class A (B)	800	75,464
Five9, Inc. (A) (B)	1,900	29,374
Glaukos Corp. (A)	400	16,488
Hancock Holding Co.	1,200	55,020
HD Supply Holdings, Inc. (A) (B)	2,100	88,830
HealthEquity, Inc. (A) (B)	1,100	50,875
Heska Corp. (A) (B)	300	23,886
HRG Group, Inc. (A) (B)	3,600	60,588
Huntington Bancshares, Inc., Class A (B)	11,200	151,536
Ingersoll-Rand PLC (B)	1,300	103,155
Inphi Corp. (A) (B)	700	32,074
Intuitive Surgical, Inc. (A) (B)	102	70,655
ITT, Inc. (B)	2,100	85,827
Johnson Controls International PLC (B)	2,536	111,533
Juniper Networks, Inc. (B)	1,100	29,458
KeyCorp (B)	8,000	143,760
KLA-Tencor Corp. (B)	400	34,044
Kroger Co. (B)	1,500	50,940
L3 Technologies, Inc. (B)	548	86,962
Landstar System, Inc. (B)	500	42,300
MasterCard, Inc., Class A (B)	600	63,798
Matador Resources Co. (A) (B)	4,300	113,219
Mattel, Inc.	400	10,484
Merck & Co., Inc. (B)	700	43,393
MGM Resorts International (A) (B)	1,500	43,200
Micron Technology, Inc. (A) (B)	3,000	72,330
Mid-America Apartment Communities, Inc., REIT (B)	1,400	132,930
Mohawk Industries, Inc. (A) (B)	400	86,336
Monster Beverage Corp. (A) (B)	1,200	51,120
Morgan Stanley (B)	2,200	93,478
Newfield Exploration Co. (A) (B)	2,400	96,192
NextEra Energy, Inc. (B)	300	37,116
NMI Holdings, Inc., Class A (A)	1,600	17,280

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2017 Form N-Q

Transamerica Global Long/Short Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Norfolk Southern Corp. (B)	1,100	$ 129,206
Nuance Communications, Inc. (A) (B)	3,900	61,854
NVIDIA Corp. (B)	300	32,754
NVR, Inc. (A) (B)	72	133,776
Ocwen Financial Corp., Class B (A) (B)	5,800	30,566
Parsley Energy, Inc., Class A (A) (B)	3,000	105,660
Patterson-UTI Energy, Inc.	1,000	28,040
Priceline Group, Inc. (A) (B)	40	63,005
PVH Corp. (B)	400	37,524
Ross Stores, Inc. (B)	1,200	79,332
Ruth’s Hospitality Group, Inc.	900	15,435
Sage Therapeutics, Inc. (A)	500	23,990
salesforce.com, Inc. (A) (B)	400	31,640
Shire PLC (B)	2,300	126,717
Spirit Aerosystems Holdings, Inc., Class A (B)	900	54,045
Stanley Black & Decker, Inc. (B)	1,000	124,000
Summit Materials, Inc., Class A (A) (B)	3,730	93,623
Sun Communities, Inc., REIT (B)	800	63,008
Synchrony Financial (B)	3,600	128,952
T-Mobile US, Inc. (A) (B)	1,600	99,632
Take-Two Interactive Software, Inc. (A) (B)	700	37,555
Thermo Fisher Scientific, Inc. (B)	400	60,956
UnitedHealth Group, Inc. (B)	700	113,470
Vail Resorts, Inc. (B)	200	34,308
Varonis Systems, Inc. (A) (B)	1,200	35,880
VMware, Inc., Class A (A) (B)	400	35,016
Vonage Holdings Corp. (A) (B)	4,300	30,487
XO Group, Inc. (A)	400	7,532
Zoetis, Inc., Class A	500	27,470

		5,464,749

Total Common Stocks (Cost $11,708,082)		12,348,232

MASTER LIMITED PARTNERSHIPS - 2.0%
Canada - 0.3%
Brookfield Infrastructure Partners, LP	800	27,960

United States - 1.7%
Blackstone Group, LP, Class A	1,600	49,008
Enterprise Products Partners, LP	3,500	99,155

		148,163

Total Master Limited Partnerships (Cost $173,575)		176,123

RIGHT - 0.0% (E)
Spain - 0.0% (E)
ACS Actividades de Construccion y Servicios SA (A)
Expiration Date 02/09/2017	2,788	1,252

Total Right (Cost $1,317)		1,252

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.0% (E)
Put - eBay, Inc.
Exercise Price $27
Expiration Date 02/03/2017	15	75

Total Exchange-Traded Options Purchased (Cost $337)		75

Total Investments (Cost $11,883,311) (F)		12,525,682

	Shares	Value
SECURITIES SOLD SHORT - (75.4)%
COMMON STOCKS - (75.4)%
Australia - (0.3)%
Insurance Australia Group, Ltd.	(6,500)	$ (28,444)

Belgium - (1.0)%
Colruyt SA	(1,800)	(87,984)

Canada - (5.5)%
AltaGas, Ltd.	(3,600)	(85,625)
Birchcliff Energy, Ltd.	(6,800)	(41,910)
Crescent Point Energy Corp.	(5,800)	(67,616)
EnCana Corp.	(1,700)	(21,700)
Ensign Energy Services, Inc.	(3,200)	(21,813)
Goldcorp, Inc.	(3,500)	(56,595)
Inter Pipeline, Ltd.	(3,600)	(78,073)
Pengrowth Energy Corp.	(32,000)	(40,085)
PrairieSky Royalty, Ltd.	(1,700)	(39,846)
Raging River Exploration, Inc.	(6,300)	(45,801)

		(499,064)

Cayman Islands - (0.3)%
Greenlight Capital Re, Ltd., Class A	(1,300)	(29,380)

China - (2.3)%
China Minsheng Banking Corp., Ltd., H Shares	(69,200)	(76,156)
Tingyi Cayman Islands Holding Corp.	(120,000)	(136,407)

		(212,563)

France - (3.2)%
Accor SA	(900)	(36,438)
Bollore SA	(13,000)	(51,910)
DBV Technologies SA	(375)	(25,536)
Essilor International SA	(350)	(40,956)
Eurazeo SA	(375)	(23,066)
Iliad SA	(175)	(37,395)
SFR Group SA	(2,500)	(72,489)

		(287,790)

Germany - (3.0)%
Bayerische Motoren Werke AG	(900)	(81,775)
Krones AG	(500)	(51,001)
Telefonica Deutschland Holding AG	(10,000)	(41,669)
TUI AG	(6,800)	(99,402)

		(273,847)

Hong Kong - (4.2)%
Bank of East Asia, Ltd.	(15,941)	(67,900)
China Merchants Port Holdings Co., Ltd.	(8,000)	(21,387)
First Pacific Co., Ltd.	(40,000)	(30,329)
HK Electric Investments & HK Electric Investments, Ltd. (C)	(26,000)	(21,702)
Hong Kong & China Gas Co., Ltd.	(55,000)	(103,554)
Shangri-La Asia, Ltd.	(82,000)	(91,208)
SJM Holdings, Ltd.	(60,000)	(47,673)

		(383,753)

Ireland - (0.5)%
Accenture PLC, Class A	(400)	(45,548)

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2017 Form N-Q

Transamerica Global Long/Short Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Italy - (1.0)%
Banca Generali SpA	(2,000)	$ (50,931)
Prada SpA	(8,900)	(36,876)

		(87,807)

Japan - (2.0)%
Ito En, Ltd.	(2,500)	(83,031)
Mizuno Corp.	(8,800)	(45,438)
Shiseido Co., Ltd.	(1,900)	(53,141)

		(181,610)

Mexico - (1.7)%
Coca-Cola Femsa SAB de CV, ADR	(800)	(49,616)
Grupo Aeroportuario del Sureste SAB de CV, B Shares	(1,500)	(21,780)
Grupo Bimbo SAB de CV, Series A	(11,000)	(24,259)
Grupo Carso SAB de CV, Series A1	(9,217)	(36,924)
Organizacion Soriana SAB de CV, B Shares	(9,600)	(20,255)

		(152,834)

Netherlands - (0.5)%
Akzo Nobel NV	(700)	(47,447)

Poland - (0.4)%
Powszechna Kasa Oszczednosci Bank Polski SA	(5,000)	(38,293)

Portugal - (0.2)%
NOS SGPS SA	(3,300)	(18,556)

Singapore - (0.5)%
Raffles Medical Group, Ltd.	(39,777)	(41,771)

South Africa - (1.9)%
Discovery, Ltd.	(10,000)	(85,395)
Fortress Income Fund, Ltd.	(4,000)	(10,324)
Pick n Pay Stores, Ltd.	(9,000)	(45,658)
Shoprite Holdings, Ltd.	(2,000)	(26,568)

		(167,945)

Spain - (1.7)%
Banco Bilbao Vizcaya Argentaria SA	(3,000)	(20,322)
Bankinter SA	(4,300)	(34,512)
EDP Renovaveis SA	(5,000)	(32,077)
Repsol SA	(1,642)	(24,215)
Telefonica SA	(4,700)	(45,282)

		(156,408)

Sweden - (1.0)%
Hennes & Mauritz AB, B Shares	(1,300)	(37,155)
Svenska Handelsbanken AB, A Shares	(3,400)	(50,764)

		(87,919)

Switzerland - (3.4)%
Baloise Holding AG	(200)	(25,668)
Barry Callebaut AG	(25)	(30,822)
Helvetia Holding AG	(80)	(45,152)
Swatch Group AG	(200)	(70,638)
TE Connectivity, Ltd.	(300)	(22,305)
Zurich Insurance Group AG	(385)	(110,300)

		(304,885)

Turkey - (0.6)%
Anadolu Efes Biracilik Ve Malt Sanayii AS	(10,000)	(56,186)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
United Kingdom - (7.1)%
Associated British Foods PLC	(800)	$ (24,013)
Barclays PLC	(23,000)	(63,496)
Capital & Counties Properties PLC	(8,500)	(29,085)
Fiat Chrysler Automobiles NV	(4,000)	(43,612)
HSBC Holdings PLC	(3,000)	(25,527)
J D Wetherspoon PLC	(1,100)	(12,966)
Marks & Spencer Group PLC	(19,900)	(83,990)
Merlin Entertainments PLC (C)	(11,600)	(69,622)
Pearson PLC	(8,600)	(66,968)
Rio Tinto PLC, ADR	(800)	(35,832)
Royal Bank of Scotland Group PLC	(18,700)	(52,178)
United Utilities Group PLC	(7,400)	(85,365)
Willis Towers Watson PLC	(200)	(25,026)
Worldpay Group PLC (C)	(7,000)	(25,176)

		(642,856)

United States - (33.1)%
Acuity Brands, Inc.	(100)	(20,723)
Aflac, Inc.	(500)	(34,995)
American Airlines Group, Inc.	(1,700)	(75,225)
American Express Co.	(800)	(61,104)
American States Water Co.	(1,700)	(74,426)
AmerisourceBergen Corp., Class A	(300)	(26,184)
Ashland Global Holdings, Inc.	(200)	(23,806)
athenahealth, Inc.	(300)	(37,797)
BB&T Corp.	(1,700)	(78,523)
Boeing Co.	(200)	(32,684)
Cabot Oil & Gas Corp.	(2,800)	(60,144)
CalAtlantic Group, Inc.	(900)	(31,383)
CarMax, Inc.	(200)	(13,342)
Casey’s General Stores, Inc.	(300)	(34,470)
CH Robinson Worldwide, Inc.	(400)	(30,424)
Cisco Systems, Inc.	(700)	(21,504)
Clean Harbors, Inc.	(1,100)	(61,050)
Cognizant Technology Solutions Corp., Class A	(500)	(26,295)
Colgate-Palmolive Co.	(500)	(32,290)
Commerce Bancshares, Inc.	(1,475)	(83,382)
Cracker Barrel Old Country Store, Inc.	(100)	(15,806)
CubeSmart, REIT	(2,700)	(67,851)
CyrusOne, Inc., REIT	(900)	(43,344)
Deere & Co.	(200)	(21,410)
Ecolab, Inc.	(400)	(48,052)
EOG Resources, Inc.	(200)	(20,316)
Equity Residential, REIT	(600)	(36,462)
EW Scripps Co., Class A	(1,400)	(27,272)
Express Scripts Holding Co.	(800)	(55,104)
Fastenal Co.	(1,100)	(54,648)
Federated Investors, Inc., Class B	(400)	(10,404)
First Solar, Inc.	(600)	(18,714)
Flowserve Corp.	(700)	(34,412)
Ford Motor Co.	(2,600)	(32,136)
Hasbro, Inc.	(200)	(16,502)
Healthcare Services Group, Inc.	(1,500)	(59,625)
Heartland Express, Inc.	(3,700)	(76,220)
Illumina, Inc.	(100)	(16,010)
International Business Machines Corp.	(400)	(69,808)
Kansas City Southern	(300)	(25,773)
KB Home	(800)	(13,104)
Kimco Realty Corp., REIT	(3,100)	(77,159)
Lindsay Corp.	(300)	(22,602)
Markel Corp.	(45)	(41,625)
Moody’s Corp.	(400)	(41,468)
Mosaic Co.	(1,600)	(50,192)
New York Community Bancorp, Inc.	(5,100)	(77,469)

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2017 Form N-Q

Transamerica Global Long/Short Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
United States (continued)
OSI Systems, Inc.	(200)	$ (14,934)
Owens & Minor, Inc.	(600)	(21,528)
Panera Bread Co., Class A	(100)	(20,906)
PAREXEL International Corp.	(500)	(35,445)
Pennsylvania Real Estate Investment Trust	(2,200)	(39,402)
People’s United Financial, Inc.	(4,500)	(84,375)
Pilgrim’s Pride Corp.	(1,200)	(22,968)
PNM Resources, Inc.	(1,700)	(58,480)
Polaris Industries, Inc.	(400)	(33,628)
Qorvo, Inc.	(400)	(25,684)
QUALCOMM, Inc.	(500)	(26,715)
Regeneron Pharmaceuticals, Inc., Class A	(42)	(15,090)
RPM International, Inc.	(900)	(47,034)
Sabre Corp.	(1,500)	(36,750)
Schlumberger, Ltd.	(500)	(41,855)
Sealed Air Corp.	(800)	(38,800)
Silgan Holdings, Inc.	(262)	(15,330)
SS&C Technologies Holdings, Inc.	(600)	(19,278)
Stericycle, Inc.	(300)	(23,142)
T. Rowe Price Group, Inc.	(300)	(20,232)
Tiffany & Co.	(400)	(31,488)
Tribune Media Co., Class A	(600)	(17,304)
Triumph Group, Inc.	(400)	(10,700)
Ultimate Software Group, Inc.	(200)	(38,732)
United Therapeutics Corp.	(200)	(32,726)
Valero Energy Corp.	(1,100)	(72,336)
Valley National Bancorp	(7,300)	(88,403)
Verizon Communications, Inc.	(400)	(19,604)
WD-40 Co.	(100)	(10,515)
Wells Fargo & Co.	(1,100)	(61,963)
Wesco Aircraft Holdings, Inc.	(1,800)	(27,270)
Wynn Resorts, Ltd.	(200)	(20,286)

		(3,006,142)

Total Common Stocks (Proceeds $6,561,812)		(6,839,032)

Total Securities Sold Short (Proceeds $6,561,812)		(6,839,032)

Net Other Assets (Liabilities) - 37.3%		3,386,270

Net Assets - 100.0%		$ 9,072,920

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2017 Form N-Q

Transamerica Global Long/Short Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price		Expiration Date	Number of Contracts	Premiums (Received)	Value
Call - NVIDIA Corp.	USD	115.00	02/17/2017	2	$(497)	$(674)
Call - PVH Corp.	USD	100.00	02/17/2017	4	(237)	(200)
Call - salesforce.com, Inc.	USD	82.50	02/17/2017	2	(113)	(148)
Call - Synchrony Financial	USD	38.00	03/17/2017	2	(259)	(100)
Call - Tempur Sealy International, Inc.	USD	70.00	02/17/2017	9	(882)	(45)
Put - Colgate-Palmolive Co.	USD	60.00	03/17/2017	5	(128)	(130)
Put - eBay, Inc. (D)	USD	26.00	02/03/2017	15	(157)	(15)
Put - Sabre Corp.	USD	22.50	04/21/2017	7	(430)	(385)
Put - salesforce.com, Inc.	USD	62.50	02/17/2017	4	(223)	(32)
Put - Wells Fargo & Co.	USD	50.00	02/17/2017	11	(425)	(55)

Total					$(3,351)	$(1,784)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Oil, Gas & Consumable Fuels	12.0%	$ 684,755
Banks	9.4	533,433
Household Durables	7.5	426,674
Insurance	5.8	330,256
Machinery	5.2	294,403
Metals & Mining	5.0	282,702
Building Products	4.4	252,856
Software	4.1	232,195
Equity Real Estate Investment Trusts	3.7	209,530
Industrial Conglomerates	3.5	196,956
Capital Markets	3.2	182,014
Household Products	3.2	180,170
Auto Components	2.9	162,278
Pharmaceuticals	2.8	156,874
Technology Hardware, Storage & Peripherals	2.6	150,062
Semiconductors & Semiconductor Equipment	2.6	146,298
Tobacco	2.5	141,879
Biotechnology	2.4	134,088
Media	2.3	132,803
Aerospace & Defense	2.2	127,766
Professional Services	2.2	126,388
Construction & Engineering	2.1	122,366
Textiles, Apparel & Luxury Goods	2.0	113,230
Communications Equipment	1.9	106,221
Health Care Equipment & Supplies	1.8	103,931
Personal Products	1.8	100,836
Wireless Telecommunication Services	1.8	99,632
Internet & Direct Marketing Retail	1.7	95,944
Electric Utilities	1.7	95,831
Real Estate Management & Development	1.7	94,693
Construction Materials	1.6	93,623
Life Sciences Tools & Services	1.6	92,750
Food Products	1.5	87,026
Consumer Finance	1.4	79,529
Transportation Infrastructure	1.4	77,263
Internet Software & Services	1.3	72,174
Road & Rail	1.2	69,513
Trading Companies & Distributors	1.2	68,052
Specialty Retail	1.0	59,468
Diversified Telecommunication Services	1.0	59,157
Diversified Consumer Services	1.0	56,861
Airlines	0.7	37,619
Electronic Equipment, Instruments & Components	0.4	21,298
Health Care Providers & Services	0.3	19,758

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2017 Form N-Q

Transamerica Global Long/Short Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry (continued)	Percentage of Total Investments	Value
Electrical Equipment	0.1%	$ 7,847
Marine	0.1	5,916
Exchange-Traded Options Purchased	0.0	(E)	75
Energy Equipment & Services	(0.1)	(8,345)
Multiline Retail	(0.3)	(14,775)
Thrifts & Mortgage Finance	(0.5)	(29,623)
Independent Power & Renewable Electricity Producers	(0.6)	(32,077)
Health Care Technology	(0.7)	(37,797)
Hotels, Restaurants & Leisure	(0.7)	(42,431)
Diversified Financial Services	(0.9)	(53,395)
Containers & Packaging	(1.0)	(54,130)
Food & Staples Retailing	(1.1)	(62,132)
Commercial Services & Supplies	(1.2)	(66,354)
Air Freight & Logistics	(1.4)	(82,334)
Leisure Products	(1.5)	(85,084)
IT Services	(1.8)	(103,166)
Gas Utilities	(1.8)	(103,554)
Beverages	(1.9)	(107,367)
Water Utilities	(2.0)	(113,668)
Automobiles	(2.1)	(118,220)
Chemicals	(2.2)	(123,891)

Total Investments and Securities Sold Short	100.0%	$ 5,686,650

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$6,938,952	$5,409,280	$—	$12,348,232
Master Limited Partnerships	176,123	—	—	176,123
Right	—	1,252	—	1,252
Exchange-Traded Options Purchased	75	—	—	75

Total Investments	$7,115,150	$5,410,532	$—	$12,525,682

LIABILITIES
Securities Sold Short
Common Stocks	$(3,816,131)	$(3,022,901)	$—	$(6,839,032)

Total Securities Sold Short	$(3,816,131)	$(3,022,901)	$—	$(6,839,032)

Other Financial Instruments
Exchange-Traded Options Written	$(1,769)	$(15)	$—	$(1,784)

Total Other Financial Instruments	$(1,769)	$(15)	$—	$(1,784)

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2017 Form N-Q

Transamerica Global Long/Short Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of these securities have been segregated by the custodian as collateral for open exchange-traded options and securities sold short transactions. The total value of all securities segregated as collateral for open options and securities sold short transactions is $8,900,971.

(C)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the total value of 144A securities is $14,668, representing 0.2% of the Fund’s net assets.

(D)

Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2017, total value of securities is $2,488, representing less than 0.1% of the Fund’s net assets, and total value of derivatives is $(15), representing less than (0.1)% of the Fund’s net assets.

(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)

Aggregate cost for federal income tax purposes is $11,883,311. Aggregate gross unrealized appreciation and depreciation for all securities is $986,071 and $343,700, respectively. Net unrealized appreciation for tax purposes is $642,371.

(G)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

CURRENCY ABBREVIATION:

USD	United States Dollar

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The notes are an integral part of this report. Transamerica Funds	Page 8	January 31, 2017 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS

At January 31, 2017

(unaudited)

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 89.8%
Money Market Funds - 89.8%
BlackRock Liquidity Funds T-Fund Portfolio	13,837,484	$ 13,837,484
Dreyfus Treasury Cash Management	55,853,239	55,853,239
UBS Select Treasury Preferred	69,243,892	69,243,892

Total Short-Term Investment Companies (Cost $138,934,615)		138,934,615

Total Investments (Cost $138,934,615) (A)		138,934,615
Net Other Assets (Liabilities) - 10.2%		15,744,844

Net Assets - 100.0%		$ 154,679,459

CENTRALLY CLEARED SWAP AGREEMENTS: (B)

Interest Rate Swap Agreements – Fixed Rate Payable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month AUD-BBR-BBSW	1.50%	03/07/2019	AUD	19,080,000	$120,408	$22,351	$98,057
3-Month CAD-CDOR	1.00	03/18/2019	CAD	75,140,000	150,531	(64,564)	215,095
3-Month CAD-CDOR	1.00	03/18/2019	CAD	53,140,000	106,458	(47,978)	154,436
3-Month CAD-CDOR	1.00	03/18/2019	CAD	14,330,000	28,708	(20,045)	48,753
3-Month CAD-CDOR	1.00	03/18/2019	CAD	71,170,000	142,579	(64,256)	206,835
3-Month CAD-CDOR	1.00	03/18/2019	CAD	75,140,000	150,532	(48,954)	199,486
3-Month CAD-CDOR	1.00	03/18/2019	CAD	22,580,000	45,235	39,727	5,508
3-Month CAD-CDOR	1.50	03/15/2027	CAD	5,570,000	206,148	(13,679)	219,827
3-Month CAD-CDOR	1.50	03/15/2027	CAD	700,000	25,907	(2,386)	28,293
3-Month CAD-CDOR	1.50	03/15/2027	CAD	2,080,000	76,982	(2,552)	79,534
3-Month CAD-CDOR	1.50	03/15/2027	CAD	2,090,000	77,352	(2,552)	79,904
3-Month CAD-CDOR	1.50	03/15/2027	CAD	940,000	34,790	(12,735)	47,525
3-Month CAD-CDOR	1.50	03/15/2027	CAD	570,000	21,096	(4,357)	25,453
3-Month CAD-CDOR	1.50	03/15/2027	CAD	580,000	21,466	(662)	22,128
3-Month CAD-CDOR	1.50	03/15/2027	CAD	7,320,000	270,915	164,451	106,464
3-Month CAD-CDOR	1.50	03/15/2027	CAD	1,810,000	66,988	(24,875)	91,863
3-Month CAD-CDOR	1.50	03/15/2027	CAD	1,120,000	41,452	(20,441)	61,893
3-Month NZD-BKBM	2.00	03/13/2019	NZD	2,840,000	20,703	(1,202)	21,905
3-Month NZD-BKBM	2.00	03/13/2019	NZD	2,860,000	20,849	763	20,086
3-Month NZD-BKBM	2.00	03/13/2019	NZD	3,270,000	23,837	2,666	21,171
3-Month NZD-BKBM	2.00	03/13/2019	NZD	2,880,000	20,995	(93)	21,088
3-Month NZD-BKBM	2.00	03/13/2019	NZD	4,090,000	29,816	1,230	28,586
3-Month NZD-BKBM	2.50	03/10/2027	NZD	860,000	59,458	11,346	48,112
3-Month NZD-BKBM	2.50	03/10/2027	NZD	3,900,000	269,632	(3,846)	273,478
3-Month NZD-BKBM	2.50	03/10/2027	NZD	2,920,000	201,878	(2,873)	204,751
3-Month NZD-BKBM	2.50	03/10/2027	NZD	4,390,000	303,508	(4,250)	307,758
3-Month NZD-BKBM	2.50	03/10/2027	NZD	2,970,000	205,335	(2,933)	208,268
3-Month NZD-BKBM	2.50	03/10/2027	NZD	4,380,000	302,817	(13,160)	315,977
3-Month NZD-BKBM	2.50	03/10/2027	NZD	4,900,000	338,768	139,073	199,695
3-Month NZD-BKBM	2.50	03/10/2027	NZD	920,000	63,605	15,580	48,025
3-Month NZD-BKBM	3.00	03/10/2027	NZD	1,620,000	61,891	40,969	20,922
3-Month NZD-BKBM	3.00	03/10/2027	NZD	2,720,000	103,916	50,600	53,316
3-Month NZD-BKBM	3.50	03/10/2027	NZD	3,510,000	25,525	(2,206)	27,731
3-Month NZD-BKBM	3.50	03/10/2027	NZD	6,310,000	45,889	(27,053)	72,942
3-Month SEK-STIBOR-SIDE	0.50	03/20/2019	SEK	17,460,000	10,968	4,912	6,056
3-Month SEK-STIBOR-SIDE	0.50	03/20/2019	SEK	17,460,000	10,968	4,912	6,056
3-Month SEK-STIBOR-SIDE	0.50	03/20/2019	SEK	17,130,000	10,760	5,651	5,109
3-Month SEK-STIBOR-SIDE	0.50	03/20/2019	SEK	10,470,000	6,577	3,841	2,736
3-Month SEK-STIBOR-SIDE	0.50	03/20/2019	SEK	17,940,000	11,269	3,890	7,379
3-Month SEK-STIBOR-SIDE	0.50	03/20/2019	SEK	353,020,000	221,749	99,374	122,375

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2017 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued): (B)

Interest Rate Swap Agreements – Fixed Rate Payable (continued)

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month SEK-STIBOR-SIDE	0.50%	03/20/2019	SEK	17,350,000	$10,899	$5,117	$5,782
3-Month SEK-STIBOR-SIDE	1.00	03/17/2027	SEK	2,270,000	7,712	(5,227)	12,939
3-Month SEK-STIBOR-SIDE	1.00	03/17/2027	SEK	3,390,000	11,516	(7,828)	19,344
3-Month USD-LIBOR	1.00	03/15/2019	USD	32,960,000	358,991	42,323	316,668
3-Month USD-LIBOR	1.00	03/15/2019	USD	40,060,000	436,323	75,525	360,798
3-Month USD-LIBOR	1.00	03/15/2019	USD	12,490,000	136,038	16,038	120,000
3-Month USD-LIBOR	1.25	03/15/2019	USD	7,000,000	41,738	(14,471)	56,209
3-Month USD-LIBOR	1.25	03/15/2019	USD	2,480,000	14,787	(8,072)	22,859
3-Month USD-LIBOR	1.25	03/15/2019	USD	2,050,000	12,223	(5,787)	18,010
3-Month USD-LIBOR	1.25	03/15/2019	USD	5,310,000	31,661	25,881	5,780
3-Month USD-LIBOR	1.25	03/15/2019	USD	42,000,000	250,425	290,985	(40,560)
3-Month USD-LIBOR	1.25	03/15/2019	USD	5,520,000	32,913	33,870	(957)
3-Month USD-LIBOR	1.25	03/15/2019	USD	7,350,000	43,824	(25,114)	68,938
3-Month USD-LIBOR	1.25	03/15/2019	USD	5,000,000	29,813	(11,642)	41,455
3-Month USD-LIBOR	1.25	03/15/2019	USD	3,630,000	21,644	(6,262)	27,906
3-Month USD-LIBOR	1.25	03/15/2019	USD	4,530,000	27,010	(10,452)	37,462
3-Month USD-LIBOR	1.25	03/15/2019	USD	2,220,000	13,236	(5,122)	18,358
3-Month USD-LIBOR	1.25	03/15/2019	USD	2,050,000	12,223	(4,239)	16,462
3-Month USD-LIBOR	1.25	03/15/2019	USD	2,110,000	12,581	(3,087)	15,668
3-Month USD-LIBOR	1.25	03/15/2019	USD	9,020,000	53,782	50,039	3,743
3-Month USD-LIBOR	1.50	03/15/2021	USD	9,260,000	141,146	(94,070)	235,216
3-Month USD-LIBOR	1.50	03/15/2021	USD	9,260,000	141,146	(97,082)	238,228
3-Month USD-LIBOR	1.75	03/15/2027	USD	2,070,000	118,815	(16,558)	135,373
3-Month USD-LIBOR	1.75	03/15/2027	USD	2,740,000	157,273	138,931	18,342
3-Month USD-LIBOR	1.75	03/15/2027	USD	1,810,000	103,891	79,462	24,429
3-Month USD-LIBOR	1.75	03/15/2027	USD	1,120,000	64,286	50,841	13,445
3-Month USD-LIBOR	1.75	03/15/2027	USD	2,500,000	143,497	85,839	57,658
6-Month AUD-BBR-BBSW	2.00	03/11/2027	AUD	680,000	45,692	10,919	34,773
6-Month AUD-BBR-BBSW	2.00	03/11/2027	AUD	2,340,000	157,234	69,624	87,610
6-Month AUD-BBR-BBSW	2.00	03/11/2027	AUD	620,000	41,661	11,880	29,781
6-Month AUD-BBR-BBSW	2.00	03/11/2027	AUD	610,000	40,988	(619)	41,607
6-Month AUD-BBR-BBSW	2.00	03/11/2027	AUD	1,370,000	92,056	18,314	73,742
6-Month AUD-BBR-BBSW	2.00	03/11/2027	AUD	610,000	40,988	10,594	30,394
6-Month AUD-BBR-BBSW	2.00	03/11/2027	AUD	1,530,000	102,807	21,554	81,253
6-Month AUD-BBR-BBSW	2.00	03/11/2027	AUD	3,660,000	245,931	72,635	173,296
6-Month AUD-BBR-BBSW	2.00	03/11/2027	AUD	4,180,000	280,871	33,649	247,222
6-Month AUD-BBR-BBSW	2.00	03/11/2027	AUD	1,690,000	110,431	42,388	68,043
6-Month AUD-BBR-BBSW	2.00	03/11/2027	AUD	1,680,000	112,886	42,794	70,092
6-Month AUD-BBR-BBSW	2.00	03/11/2027	AUD	4,180,000	280,871	33,491	247,380
6-Month AUD-BBR-BBSW	2.50	03/11/2027	AUD	2,830,000	94,611	(1,903)	96,514
6-Month AUD-BBR-BBSW	3.00	03/11/2027	AUD	4,330,000	(1,435)	(8,974)	7,539
6-Month AUD-BBR-BBSW	3.00	03/11/2027	AUD	3,020,000	(2,041)	2,518	(4,559)
6-Month AUD-BBR-BBSW	3.00	03/11/2027	AUD	3,020,000	(1,000)	433	(1,433)
6-Month AUD-BBR-BBSW	3.00	03/11/2027	AUD	2,810,000	(931)	952	(1,883)
6-Month AUD-BBR-BBSW	3.00	03/11/2027	AUD	6,790,000	(2,250)	(36,976)	34,726
6-Month AUD-BBR-BBSW	3.00	03/11/2027	AUD	4,560,000	(1,511)	(8,071)	6,560

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2017 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued): (B)

Interest Rate Swap Agreements – Fixed Rate Payable (continued)

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month CHF-LIBOR	0.25%	03/17/2027	CHF	390,000	$18,772	$4,125	$14,647
6-Month CHF-LIBOR	0.25	03/17/2027	CHF	500,000	24,068	36	24,032
6-Month CHF-LIBOR	0.25	03/17/2027	CHF	390,000	18,773	5,030	13,743
6-Month CHF-LIBOR	0.25	03/17/2027	CHF	380,000	18,292	(480)	18,772
6-Month CHF-LIBOR	0.25	03/17/2027	CHF	440,000	21,180	2,789	18,391
6-Month CHF-LIBOR	0.25	03/17/2027	CHF	390,000	18,773	4,765	14,008
6-Month CHF-LIBOR	0.25	03/17/2027	CHF	400,000	19,255	5,726	13,529
6-Month CHF-LIBOR	0.75	03/20/2019	CHF	22,500,000	54,895	27,980	26,915
6-Month CHF-LIBOR	0.75	03/20/2019	CHF	19,950,000	48,674	24,806	23,868
6-Month CHF-LIBOR	0.75	03/20/2019	CHF	22,680,000	55,334	21,584	33,750
6-Month EUR-EURIBOR	0.50	03/20/2019	EUR	14,800,000	(205,027)	(213,977)	8,950
6-Month EUR-EURIBOR	0.50	03/20/2019	EUR	6,220,000	(86,167)	(73,355)	(12,812)
6-Month EUR-EURIBOR	0.50	03/20/2019	EUR	4,430,000	(61,370)	(52,245)	(9,125)
6-Month EUR-EURIBOR	0.50	03/20/2019	EUR	22,730,000	(314,882)	(321,909)	7,027
6-Month EUR-EURIBOR	0.50	03/20/2019	EUR	4,390,000	(60,815)	(59,659)	(1,156)
6-Month EUR-EURIBOR	0.50	03/20/2019	EUR	5,760,000	(79,794)	(76,517)	(3,277)
6-Month EUR-EURIBOR	0.50	03/20/2019	EUR	5,760,000	(79,794)	(76,770)	(3,024)
6-Month EUR-EURIBOR	0.50	03/20/2019	EUR	5,760,000	(79,794)	(76,823)	(2,971)
6-Month EUR-EURIBOR	0.50	03/20/2019	EUR	6,780,000	(93,924)	(90,365)	(3,559)
6-Month EUR-EURIBOR	0.50	03/20/2019	EUR	5,220,000	(72,313)	(65,488)	(6,825)
6-Month EUR-EURIBOR	0.50	03/20/2019	EUR	17,930,000	(248,386)	(229,062)	(19,324)
6-Month EUR-EURIBOR	0.50	03/20/2019	EUR	6,780,000	(93,925)	(90,427)	(3,498)
6-Month EUR-EURIBOR	0.50	03/20/2019	EUR	34,680,000	(480,427)	(501,667)	21,240
6-Month EUR-EURIBOR	0.50	03/20/2019	EUR	61,380,000	(850,305)	(738,083)	(112,222)
6-Month EUR-EURIBOR	0.50	03/20/2019	EUR	6,760,000	(93,647)	(86,163)	(7,484)
6-Month EUR-EURIBOR	0.50	03/20/2019	EUR	2,130,000	(29,508)	(26,677)	(2,831)
6-Month EUR-EURIBOR	0.50	03/20/2019	EUR	3,810,000	(52,781)	(55,433)	2,652
6-Month EUR-EURIBOR	0.50	03/20/2019	EUR	1,770,000	(24,520)	(24,053)	(467)
6-Month EUR-EURIBOR	0.50	03/20/2019	EUR	72,500,000	(1,004,352)	(827,163)	(177,189)
6-Month EUR-EURIBOR	0.50	03/20/2019	EUR	2,130,000	(29,508)	(27,150)	(2,358)
6-Month EUR-EURIBOR	0.50	03/20/2019	EUR	1,830,000	(25,351)	(24,694)	(657)
6-Month EUR-EURIBOR	0.50	03/20/2019	EUR	3,180,000	(44,053)	(44,189)	136
6-Month EUR-EURIBOR	0.50	03/20/2019	EUR	1,780,000	(24,659)	(23,645)	(1,014)
6-Month EUR-EURIBOR	0.50	03/20/2019	EUR	35,910,000	(497,466)	(456,520)	(40,946)
6-Month EUR-EURIBOR	0.50	03/20/2019	EUR	6,760,000	(93,647)	(84,669)	(8,978)
6-Month EUR-EURIBOR	0.50	03/20/2019	EUR	1,750,000	(24,243)	(24,419)	176
6-Month EUR-EURIBOR	0.50	03/20/2019	EUR	1,760,000	(24,381)	(27,191)	2,810
6-Month EUR-EURIBOR	0.50	03/17/2027	EUR	450,000	16,199	10,815	5,384
6-Month EUR-EURIBOR	0.50	03/17/2027	EUR	660,000	23,759	(7,041)	30,800
6-Month EUR-EURIBOR	0.50	03/17/2027	EUR	530,000	19,080	(5,683)	24,763
6-Month EUR-EURIBOR	0.50	03/17/2027	EUR	600,000	21,599	(6,429)	28,028
6-Month EUR-EURIBOR	0.50	03/17/2027	EUR	450,000	16,199	10,968	5,231
6-Month GBP-LIBOR	0.50	03/20/2019	GBP	1,520,000	8,559	(1,813)	10,372
6-Month GBP-LIBOR	0.50	03/20/2019	GBP	4,390,000	24,722	(10,860)	35,582
6-Month GBP-LIBOR	0.50	03/20/2019	GBP	8,510,000	47,923	(15,808)	63,731
6-Month GBP-LIBOR	0.50	03/20/2019	GBP	2,670,000	15,036	5,064	9,972
6-Month GBP-LIBOR	0.50	03/20/2019	GBP	12,170,000	68,534	23,607	44,927
6-Month GBP-LIBOR	0.50	03/20/2019	GBP	4,190,000	23,595	9,383	14,212
6-Month GBP-LIBOR	0.50	03/20/2019	GBP	4,540,000	25,567	18,471	7,096
6-Month GBP-LIBOR	0.50	03/20/2019	GBP	11,130,000	62,677	38,264	24,413
6-Month GBP-LIBOR	0.50	03/20/2019	GBP	3,770,000	21,230	17,206	4,024
6-Month GBP-LIBOR	0.50	03/20/2019	GBP	3,690,000	20,780	17,662	3,118
6-Month GBP-LIBOR	0.50	03/20/2019	GBP	40,350,000	227,226	(34,277)	261,503

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2017 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued): (B)

Interest Rate Swap Agreements – Fixed Rate Payable (continued)

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month GBP-LIBOR	0.50%	03/20/2019	GBP	1,820,000	$10,249	$(3,328)	$13,577
6-Month GBP-LIBOR	0.50	03/20/2019	GBP	1,530,000	8,616	(3,982)	12,598
6-Month GBP-LIBOR	0.50	03/20/2019	GBP	10,200,000	57,440	(12,391)	69,831
6-Month GBP-LIBOR	0.50	03/20/2019	GBP	2,040,000	11,488	3,869	7,619
6-Month GBP-LIBOR	0.50	03/20/2019	GBP	3,970,000	22,357	23,130	(773)
6-Month GBP-LIBOR	0.50	03/20/2019	GBP	33,780,000	190,228	196,803	(6,575)
6-Month GBP-LIBOR	0.50	03/20/2019	GBP	21,690,000	122,144	106,108	16,036
6-Month GBP-LIBOR	0.50	03/20/2019	GBP	5,860,000	33,000	25,282	7,718
6-Month GBP-LIBOR	0.50	03/20/2019	GBP	5,300,000	29,846	(9,691)	39,537
6-Month GBP-LIBOR	0.50	03/20/2019	GBP	6,320,000	35,590	(16,454)	52,044
6-Month GBP-LIBOR	0.50	03/20/2019	GBP	1,610,000	9,067	(2,991)	12,058
6-Month GBP-LIBOR	0.50	03/20/2019	GBP	2,710,000	15,261	5,140	10,121
6-Month GBP-LIBOR	0.50	03/20/2019	GBP	1,770,000	9,967	3,433	6,534
6-Month GBP-LIBOR	0.50	03/20/2019	GBP	5,300,000	29,847	25,366	4,481
6-Month GBP-LIBOR	0.50	03/20/2019	GBP	15,360,000	86,498	(24,058)	110,556
6-Month GBP-LIBOR	0.50	03/20/2019	GBP	3,600,000	20,273	14,646	5,627
6-Month GBP-LIBOR	0.50	03/20/2019	GBP	4,080,000	22,977	16,601	6,376
6-Month GBP-LIBOR	0.50	03/20/2019	GBP	3,810,000	21,455	14,419	7,036
6-Month GBP-LIBOR	1.00	03/17/2027	GBP	320,000	17,199	(10,248)	27,447
6-Month GBP-LIBOR	1.00	03/17/2027	GBP	320,000	17,199	(2,926)	20,125
6-Month GBP-LIBOR	1.00	03/17/2027	GBP	320,000	17,199	(5,047)	22,246
6-Month GBP-LIBOR	1.00	03/17/2027	GBP	350,000	18,812	3,384	15,428
6-Month GBP-LIBOR	1.00	03/17/2027	GBP	750,000	40,310	(24,058)	64,368
6-Month GBP-LIBOR	1.00	03/17/2027	GBP	380,000	20,424	(8,814)	29,238
6-Month GBP-LIBOR	1.00	03/17/2027	GBP	750,000	40,310	(24,818)	65,128
6-Month GBP-LIBOR	1.00	03/17/2027	GBP	360,000	19,349	(1,795)	21,144
6-Month GBP-LIBOR	1.00	03/17/2027	GBP	430,000	23,111	(9,979)	33,090
6-Month GBP-LIBOR	1.00	03/17/2027	GBP	470,000	25,262	(10,924)	36,186
6-Month JPY-LIBOR	0.25	03/20/2019	JPY	504,210,000	26,925	12,135	14,790
6-Month JPY-LIBOR	0.25	03/20/2019	JPY	220,260,000	11,762	6,000	5,762
6-Month JPY-LIBOR	0.25	03/20/2019	JPY	316,100,000	16,879	5,858	11,021
6-Month JPY-LIBOR	0.25	03/20/2019	JPY	199,740,000	10,666	5,152	5,514
6-Month JPY-LIBOR	0.25	03/20/2019	JPY	2,965,670,000	(106,195)	(107,762)	1,567
6-Month JPY-LIBOR	0.25	03/20/2019	JPY	199,740,000	10,666	5,152	5,514
6-Month JPY-LIBOR	0.25	03/20/2019	JPY	246,640,000	(8,832)	(15,204)	6,372
6-Month JPY-LIBOR	0.25	03/20/2019	JPY	202,820,000	10,830	5,165	5,665
6-Month JPY-LIBOR	0.25	03/20/2019	JPY	11,134,180,000	(398,696)	(404,578)	5,882
6-Month JPY-LIBOR	0.25	03/20/2019	JPY	545,360,000	(19,528)	(19,425)	(103)
6-Month JPY-LIBOR	0.25	03/20/2019	JPY	778,480,000	(27,876)	(27,729)	(147)
6-Month JPY-LIBOR	0.25	03/20/2019	JPY	4,205,350,000	(150,587)	(145,832)	(4,755)
6-Month JPY-LIBOR	0.25	03/20/2019	JPY	2,621,900,000	(93,885)	(93,390)	(495)
6-Month JPY-LIBOR	0.25	03/20/2019	JPY	269,100,000	(9,636)	(18,294)	8,658
6-Month JPY-LIBOR	0.25	03/20/2019	JPY	207,350,000	11,073	6,526	4,547
6-Month JPY-LIBOR	0.25	03/20/2019	JPY	2,105,430,000	(75,391)	(74,106)	(1,285)
6-Month JPY-LIBOR	0.25	03/20/2019	JPY	1,213,710,000	(43,461)	(42,089)	(1,372)
6-Month JPY-LIBOR	0.25	03/20/2019	JPY	511,010,000	27,288	18,451	8,837
6-Month JPY-LIBOR	0.25	03/17/2027	JPY	1,655,550,000	35,592	(256,510)	292,102
6-Month JPY-LIBOR	0.25	03/17/2027	JPY	900,980,000	19,370	(139,274)	158,644
6-Month JPY-LIBOR	0.25	03/17/2027	JPY	1,537,300,000	33,049	(238,625)	271,674
6-Month JPY-LIBOR	0.25	03/17/2027	JPY	1,537,290,000	33,049	(238,110)	271,159
6-Month NOK-NIBOR	1.00	03/20/2019	NOK	16,380,000	11,982	3,486	8,496
6-Month NOK-NIBOR	1.00	03/20/2019	NOK	16,750,000	12,253	7,941	4,312
6-Month NOK-NIBOR	1.00	03/20/2019	NOK	25,840,000	18,902	9,749	9,153
6-Month NOK-NIBOR	1.00	03/20/2019	NOK	374,300,000	273,807	24,382	249,425
6-Month NOK-NIBOR	1.00	03/20/2019	NOK	467,710,000	342,138	29,611	312,527

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2017 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued): (B)

Interest Rate Swap Agreements – Fixed Rate Payable (continued)

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month NOK-NIBOR	1.00%	03/20/2019	NOK	422,070,000	$308,752	$27,226	$281,526
6-Month NOK-NIBOR	1.00	03/20/2019	NOK	560,460,000	409,986	81,580	328,406
6-Month NOK-NIBOR	1.00	03/20/2019	NOK	24,990,000	18,281	3,638	14,643
6-Month NOK-NIBOR	1.00	03/20/2019	NOK	16,980,000	12,421	4,781	7,640
6-Month NOK-NIBOR	1.00	03/20/2019	NOK	26,210,000	19,173	10,005	9,168
6-Month NOK-NIBOR	1.00	03/20/2019	NOK	24,400,000	17,849	3,928	13,921
6-Month NOK-NIBOR	1.00	03/20/2019	NOK	16,720,000	12,231	8,750	3,481
6-Month NOK-NIBOR	1.00	03/20/2019	NOK	42,610,000	31,170	22,853	8,317
6-Month NOK-NIBOR	1.00	03/20/2019	NOK	30,590,000	22,377	19,704	2,673
6-Month NOK-NIBOR	1.00	03/20/2019	NOK	35,050,000	25,639	18,637	7,002
6-Month NOK-NIBOR	1.50	03/17/2027	NOK	3,620,000	22,187	2,121	20,066
6-Month NOK-NIBOR	1.50	03/17/2027	NOK	3,610,000	22,125	49	22,076
6-Month NOK-NIBOR	2.00	03/17/2027	NOK	8,710,000	5,531	(2,209)	7,740

Total					$6,066,518	$(4,327,279)	$10,393,797

Interest Rate Swap Agreements – Fixed Rate Receivable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month AUD-BBR-BBSW	1.50%	03/07/2019	AUD	3,310,000	$(20,888)	$(3,240)	$(17,648)
3-Month AUD-BBR-BBSW	1.50	03/07/2019	AUD	2,910,000	(18,364)	(6,176)	(12,188)
3-Month AUD-BBR-BBSW	1.50	03/07/2019	AUD	20,050,000	(126,529)	(43,217)	(83,312)
3-Month AUD-BBR-BBSW	1.50	03/07/2019	AUD	5,820,000	(36,728)	(3,785)	(32,943)
3-Month AUD-BBR-BBSW	1.50	03/07/2019	AUD	2,730,000	(17,229)	(7,881)	(9,348)
3-Month AUD-BBR-BBSW	1.50	03/07/2019	AUD	2,730,000	(17,228)	(6,585)	(10,643)
3-Month AUD-BBR-BBSW	1.50	03/07/2019	AUD	7,040,000	(44,427)	(24,715)	(19,712)
3-Month AUD-BBR-BBSW	1.50	03/07/2019	AUD	9,500,000	(59,952)	(38,189)	(21,763)
3-Month AUD-BBR-BBSW	1.50	03/07/2019	AUD	2,810,000	(17,733)	(600)	(17,133)
3-Month AUD-BBR-BBSW	1.50	03/07/2019	AUD	32,000,000	(201,942)	(37,498)	(164,444)
3-Month AUD-BBR-BBSW	1.50	03/07/2019	AUD	8,200,000	(51,747)	(23,670)	(28,077)
3-Month AUD-BBR-BBSW	1.50	03/07/2019	AUD	19,010,000	(119,966)	(23,203)	(96,763)
3-Month AUD-BBR-BBSW	1.50	03/07/2019	AUD	7,030,000	(44,364)	(24,054)	(20,310)
3-Month AUD-BBR-BBSW	1.50	03/07/2019	AUD	3,450,000	(21,772)	(13,753)	(8,019)
3-Month AUD-BBR-BBSW	1.50	03/07/2019	AUD	7,970,000	(50,296)	(33,025)	(17,271)
3-Month AUD-BBR-BBSW	1.50	03/07/2019	AUD	19,020,000	(120,030)	(23,347)	(96,683)
3-Month AUD-BBR-BBSW	1.50	03/07/2019	AUD	9,680,000	(61,088)	(20,542)	(40,546)
3-Month AUD-BBR-BBSW	1.50	03/07/2019	AUD	15,630,000	(98,636)	(33,691)	(64,945)
3-Month AUD-BBR-BBSW	2.00	03/07/2019	AUD	6,440,000	7,161	5,649	1,512
3-Month AUD-BBR-BBSW	2.00	03/07/2019	AUD	12,500,000	13,901	200	13,701
3-Month AUD-BBR-BBSW	2.00	03/07/2019	AUD	19,400,000	21,574	(4,795)	26,369
3-Month AUD-BBR-BBSW	2.00	03/07/2019	AUD	18,430,000	20,495	(430)	20,925
3-Month AUD-BBR-BBSW	2.00	03/07/2019	AUD	12,510,000	15,528	1,157	14,371
3-Month AUD-BBR-BBSW	2.00	03/07/2019	AUD	20,820,000	23,153	(14,445)	37,598
3-Month AUD-BBR-BBSW	2.00	03/07/2019	AUD	31,060,000	34,540	(725)	35,265
3-Month AUD-BBR-BBSW	2.00	03/07/2019	AUD	10,390,000	12,896	961	11,935
3-Month AUD-BBR-BBSW	2.00	03/07/2019	AUD	10,400,000	11,566	167	11,399
3-Month AUD-BBR-BBSW	2.00	03/07/2019	AUD	6,420,000	7,139	(1,587)	8,726
3-Month CAD-CDOR	1.00	03/18/2019	CAD	69,880,000	(139,994)	53,003	(192,997)
3-Month CAD-CDOR	1.00	03/18/2019	CAD	28,220,000	(56,534)	21,405	(77,939)
3-Month CAD-CDOR	1.00	03/18/2019	CAD	2,890,000	(5,789)	7,174	(12,963)
3-Month CAD-CDOR	1.00	03/18/2019	CAD	10,260,000	(20,554)	1,301	(21,855)
3-Month CAD-CDOR	1.00	03/18/2019	CAD	3,340,000	(6,691)	2,787	(9,478)
3-Month CAD-CDOR	1.00	03/18/2019	CAD	7,680,000	(15,385)	7,107	(22,492)
3-Month CAD-CDOR	1.00	03/18/2019	CAD	2,990,000	(5,990)	2,767	(8,757)
3-Month CAD-CDOR	1.00	03/18/2019	CAD	9,540,000	(19,112)	10,433	(29,545)
3-Month CAD-CDOR	1.00	03/18/2019	CAD	17,060,000	(34,177)	34,260	(68,437)
3-Month CAD-CDOR	1.00	03/18/2019	CAD	3,660,000	(7,333)	9,084	(16,417)
3-Month CAD-CDOR	1.00	03/18/2019	CAD	2,650,000	(5,309)	1,813	(7,122)
3-Month CAD-CDOR	1.00	03/18/2019	CAD	2,680,000	(5,369)	1,811	(7,180)
3-Month CAD-CDOR	1.00	03/18/2019	CAD	10,250,000	(20,535)	1,253	(21,788)
3-Month CAD-CDOR	1.00	03/18/2019	CAD	35,760,000	(71,640)	(27,840)	(43,800)
3-Month CAD-CDOR	1.00	03/18/2019	CAD	4,590,000	(9,196)	11,393	(20,589)
3-Month CAD-CDOR	1.50	03/15/2027	CAD	15,970,000	(591,054)	209,388	(800,442)
3-Month CAD-CDOR	1.50	03/15/2027	CAD	15,980,000	(591,424)	186,929	(778,353)
3-Month NZD-BKBM	2.00	03/13/2019	NZD	2,970,000	(21,651)	(2,780)	(18,871)

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2017 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued): (B)

Interest Rate Swap Agreements – Fixed Rate Receivable (continued)

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month NZD-BKBM	2.00%	03/13/2019	NZD	17,490,000	$(127,500)	$10,417	$(137,917)
3-Month NZD-BKBM	2.00	03/13/2019	NZD	69,690,000	(508,032)	43,211	(551,243)
3-Month NZD-BKBM	2.00	03/13/2019	NZD	19,670,000	(143,392)	10,831	(154,223)
3-Month NZD-BKBM	2.00	03/13/2019	NZD	7,270,000	(52,997)	(32,268)	(20,729)
3-Month NZD-BKBM	2.00	03/13/2019	NZD	6,980,000	(50,884)	(15,836)	(35,048)
3-Month NZD-BKBM	2.00	03/13/2019	NZD	16,470,000	(120,064)	(57,615)	(62,449)
3-Month NZD-BKBM	2.00	03/13/2019	NZD	7,200,000	(52,487)	(30,720)	(21,767)
3-Month NZD-BKBM	2.00	03/13/2019	NZD	3,780,000	(27,556)	(7,264)	(20,292)
3-Month NZD-BKBM	2.00	03/13/2019	NZD	19,680,000	(143,465)	11,699	(155,164)
3-Month NZD-BKBM	2.00	03/13/2019	NZD	13,320,000	(97,101)	7,946	(105,047)
3-Month NZD-BKBM	2.00	03/13/2019	NZD	13,120,000	(95,643)	7,837	(103,480)
3-Month NZD-BKBM	2.00	03/13/2019	NZD	6,630,000	(48,332)	4,111	(52,443)
3-Month NZD-BKBM	2.50	03/13/2019	NZD	21,450,000	(4,284)	10,490	(14,774)
3-Month NZD-BKBM	2.50	03/13/2019	NZD	14,140,000	(2,824)	—	(2,824)
3-Month NZD-BKBM	2.50	03/10/2027	NZD	750,000	(51,852)	(1,072)	(50,780)
3-Month NZD-BKBM	2.50	03/10/2027	NZD	650,000	(44,939)	(5,145)	(39,794)
3-Month NZD-BKBM	2.50	03/10/2027	NZD	700,000	(48,395)	(5,006)	(43,389)
3-Month NZD-BKBM	2.50	03/10/2027	NZD	830,000	(57,384)	(253)	(57,131)
3-Month NZD-BKBM	2.50	03/15/2027	NZD	650,000	(44,938)	(5,921)	(39,017)
3-Month NZD-BKBM	3.50	03/10/2027	NZD	1,580,000	(11,490)	1,971	(13,461)
3-Month SEK-STIBOR-SIDE	0.50	03/20/2019	SEK	16,640,000	(10,453)	(4,713)	(5,740)
3-Month SEK-STIBOR-SIDE	0.50	03/20/2019	SEK	11,090,000	(6,966)	(3,124)	(3,842)
3-Month SEK-STIBOR-SIDE	0.50	03/20/2019	SEK	17,350,000	—	(209)	209
3-Month SEK-STIBOR-SIDE	1.00	03/17/2027	SEK	3,690,000	(12,536)	7,296	(19,832)
3-Month SEK-STIBOR-SIDE	1.00	03/17/2027	SEK	3,560,000	(12,094)	6,256	(18,350)
3-Month SEK-STIBOR-SIDE	1.00	03/17/2027	SEK	3,670,000	(12,468)	5,773	(18,241)
3-Month SEK-STIBOR-SIDE	1.00	03/17/2027	SEK	3,500,000	(11,890)	10,447	(22,337)
3-Month SEK-STIBOR-SIDE	1.00	03/17/2027	SEK	2,200,000	(7,474)	3,404	(10,878)
3-Month USD-LIBOR	1.25	03/15/2019	USD	22,270,000	(132,784)	62,888	(195,672)
3-Month USD-LIBOR	1.25	03/15/2019	USD	7,370,000	(43,944)	(22,648)	(21,296)
3-Month USD-LIBOR	1.25	03/15/2019	USD	4,790,000	(28,560)	(20,426)	(8,134)
3-Month USD-LIBOR	1.25	03/15/2019	USD	4,790,000	(28,560)	(20,425)	(8,135)
3-Month USD-LIBOR	1.25	03/15/2019	USD	10,170,000	(60,639)	13,896	(74,535)
3-Month USD-LIBOR	1.25	03/15/2019	USD	8,910,000	(53,126)	(56,568)	3,442
3-Month USD-LIBOR	1.25	03/15/2019	USD	8,070,000	(48,117)	(16,897)	(31,220)
3-Month USD-LIBOR	1.25	03/15/2019	USD	8,250,000	(49,191)	(25,351)	(23,840)
3-Month USD-LIBOR	1.25	03/15/2019	USD	60,820,000	(362,639)	(127,350)	(235,289)
3-Month USD-LIBOR	1.25	03/15/2019	USD	5,210,000	(31,065)	(18,358)	(12,707)
3-Month USD-LIBOR	1.25	03/15/2019	USD	9,080,000	(54,140)	(33,126)	(21,014)
3-Month USD-LIBOR	1.25	03/15/2019	USD	2,050,000	(12,223)	2,972	(15,195)
3-Month USD-LIBOR	1.50	03/15/2021	USD	18,520,000	(282,292)	176,816	(459,108)
3-Month USD-LIBOR	1.50	03/15/2027	USD	8,490,000	(680,894)	23,212	(704,106)
3-Month USD-LIBOR	1.75	03/15/2027	USD	500,000	(28,699)	6,059	(34,758)
3-Month USD-LIBOR	1.75	03/15/2027	USD	440,000	(25,256)	2,868	(28,124)
3-Month USD-LIBOR	1.75	03/15/2027	USD	430,000	(24,681)	10,628	(35,309)
3-Month USD-LIBOR	1.75	03/15/2027	USD	420,000	(24,108)	11,753	(35,861)
3-Month USD-LIBOR	1.75	03/15/2027	USD	1,690,000	(97,004)	4,231	(101,235)
3-Month USD-LIBOR	1.75	03/15/2027	USD	590,000	(33,865)	8,061	(41,926)
6-Month CHF-LIBOR	0.25	03/17/2027	CHF	4,490,000	(216,128)	(4,746)	(211,382)
6-Month CHF-LIBOR	0.25	03/17/2027	CHF	3,980,000	(191,579)	(4,205)	(187,374)
6-Month CHF-LIBOR	0.25	03/17/2027	CHF	4,970,000	(239,233)	(5,288)	(233,945)
6-Month CHF-LIBOR	0.75	03/20/2019	CHF	1,930,000	(4,708)	(2,489)	(2,219)
6-Month CHF-LIBOR	0.75	03/20/2019	CHF	1,910,000	(4,660)	(2,255)	(2,405)
6-Month CHF-LIBOR	0.75	03/20/2019	CHF	2,120,000	(5,173)	(3,864)	(1,309)
6-Month CHF-LIBOR	0.75	03/20/2019	CHF	4,390,000	(10,710)	(4,178)	(6,532)
6-Month CHF-LIBOR	0.75	03/20/2019	CHF	2,160,000	(5,270)	(4,111)	(1,159)
6-Month CHF-LIBOR	0.75	03/20/2019	CHF	2,140,000	(5,222)	(3,800)	(1,422)
6-Month CHF-LIBOR	0.75	03/20/2019	CHF	2,570,000	(6,270)	(4,248)	(2,022)
6-Month CHF-LIBOR	0.75	03/20/2019	CHF	2,690,000	(6,563)	(5,047)	(1,516)
6-Month CHF-LIBOR	0.75	03/20/2019	CHF	24,930,000	60,824	30,815	30,009
6-Month EUR-EURIBOR	0.50	03/20/2019	EUR	2,590,000	35,879	34,380	1,499
6-Month EUR-EURIBOR	0.50	03/20/2019	EUR	2,920,000	40,452	38,753	1,699
6-Month EUR-EURIBOR	0.50	03/20/2019	EUR	35,380,000	490,124	435,366	54,758
6-Month EUR-EURIBOR	0.50	03/20/2019	EUR	3,240,000	44,884	42,725	2,159
6-Month EUR-EURIBOR	0.50	03/20/2019	EUR	98,110,000	1,359,131	1,298,459	60,672
6-Month EUR-EURIBOR	0.50	03/17/2027	EUR	380,000	(13,679)	515	(14,194)
6-Month EUR-EURIBOR	0.50	03/17/2027	EUR	8,310,000	(299,149)	(188,275)	(110,874)

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2017 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued): (B)

Interest Rate Swap Agreements – Fixed Rate Receivable (continued)

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month EUR-EURIBOR	0.50%	03/17/2027	EUR	610,000	$(21,959)	$(19,870)	$(2,089)
6-Month EUR-EURIBOR	0.50	03/17/2027	EUR	360,000	(12,959)	6,397	(19,356)
6-Month EUR-EURIBOR	0.50	03/17/2027	EUR	1,580,000	(56,878)	(39,986)	(16,892)
6-Month EUR-EURIBOR	0.50	03/17/2027	EUR	1,580,000	(56,878)	(39,958)	(16,920)
6-Month EUR-EURIBOR	0.50	03/17/2027	EUR	610,000	(21,959)	(20,222)	(1,737)
6-Month EUR-EURIBOR	0.50	03/17/2027	EUR	790,000	(28,439)	10,862	(39,301)
6-Month EUR-EURIBOR	0.50	03/17/2027	EUR	910,000	(32,759)	3,095	(35,854)
6-Month EUR-EURIBOR	0.50	03/17/2027	EUR	660,000	(23,759)	4,179	(27,938)
6-Month EUR-EURIBOR	0.50	03/17/2027	EUR	380,000	(13,679)	938	(14,617)
6-Month EUR-EURIBOR	0.50	03/17/2027	EUR	360,000	(12,960)	6,860	(19,820)
6-Month EUR-EURIBOR	0.50	03/17/2027	EUR	360,000	(12,960)	1,675	(14,635)
6-Month GBP-LIBOR	0.50	03/20/2019	GBP	1,510,000	(8,504)	1,281	(9,785)
6-Month GBP-LIBOR	0.50	03/20/2019	GBP	1,550,000	(8,729)	2,834	(11,563)
6-Month GBP-LIBOR	0.50	03/20/2019	GBP	3,660,000	(20,611)	(16,715)	(3,896)
6-Month GBP-LIBOR	0.50	03/20/2019	GBP	1,490,000	(8,391)	2,519	(10,910)
6-Month GBP-LIBOR	0.50	03/20/2019	GBP	3,640,000	(20,498)	6,302	(26,800)
6-Month GBP-LIBOR	0.50	03/20/2019	GBP	3,650,000	(20,554)	(15,356)	(5,198)
6-Month GBP-LIBOR	0.50	03/20/2019	GBP	3,640,000	(20,498)	6,113	(26,611)
6-Month GBP-LIBOR	0.50	03/20/2019	GBP	3,900,000	(21,962)	(19,085)	(2,877)
6-Month GBP-LIBOR	0.50	03/20/2019	GBP	3,780,000	(21,286)	(16,315)	(4,971)
6-Month GBP-LIBOR	0.50	03/20/2019	GBP	1,520,000	(8,560)	1,812	(10,372)
6-Month GBP-LIBOR	0.50	03/20/2019	GBP	1,690,000	(9,517)	(3,785)	(5,732)
6-Month GBP-LIBOR	0.50	03/20/2019	GBP	8,210,000	(46,233)	12,852	(59,085)
6-Month GBP-LIBOR	0.50	03/20/2019	GBP	2,300,000	(12,952)	4,788	(17,740)
6-Month GBP-LIBOR	0.50	03/20/2019	GBP	2,080,000	(11,713)	4,310	(16,023)
6-Month GBP-LIBOR	0.50	03/20/2019	GBP	1,840,000	(10,362)	3,828	(14,190)
6-Month GBP-LIBOR	1.00	03/17/2027	GBP	2,440,000	(131,145)	(96,066)	(35,079)
6-Month GBP-LIBOR	1.00	03/17/2027	GBP	800,000	(42,998)	(32,073)	(10,925)
6-Month GBP-LIBOR	1.00	03/17/2027	GBP	800,000	(42,998)	(30,418)	(12,580)
6-Month GBP-LIBOR	1.00	03/17/2027	GBP	350,000	(18,812)	(2,185)	(16,627)
6-Month GBP-LIBOR	1.00	03/17/2027	GBP	350,000	(18,811)	(3,111)	(15,700)
6-Month GBP-LIBOR	1.00	03/17/2027	GBP	1,200,000	(64,497)	(52,624)	(11,873)
6-Month GBP-LIBOR	1.00	03/17/2027	GBP	810,000	(43,535)	(32,556)	(10,979)
6-Month GBP-LIBOR	1.00	03/17/2027	GBP	4,750,000	(255,301)	(201,270)	(54,031)
6-Month GBP-LIBOR	1.00	03/17/2027	GBP	1,270,000	(68,260)	(57,243)	(11,017)
6-Month GBP-LIBOR	1.00	03/17/2027	GBP	880,000	(47,298)	(42,283)	(5,015)
6-Month GBP-LIBOR	1.00	03/17/2027	GBP	330,000	(17,737)	6,842	(24,579)
6-Month GBP-LIBOR	1.00	03/17/2027	GBP	380,000	(20,424)	11,945	(32,369)
6-Month JPY-LIBOR	0.25	03/20/2019	JPY	7,648,630,000	273,884	432,464	(158,580)
6-Month JPY-LIBOR	0.25	03/20/2019	JPY	8,236,990,000	294,953	463,421	(168,468)
6-Month JPY-LIBOR	0.25	03/20/2019	JPY	7,648,630,000	273,885	432,395	(158,510)
6-Month JPY-LIBOR	0.25	03/20/2019	JPY	277,720,000	9,945	17,123	(7,178)
6-Month JPY-LIBOR	0.25	03/20/2019	JPY	23,453,020,000	839,812	1,356,629	(516,817)
6-Month JPY-LIBOR	0.25	03/20/2019	JPY	4,482,720,000	160,519	254,782	(94,263)
6-Month JPY-LIBOR	0.25	03/17/2027	JPY	41,310,000	(888)	6,028	(6,916)
6-Month JPY-LIBOR	0.25	03/17/2027	JPY	2,314,600,000	(49,760)	(16,765)	(32,995)
6-Month JPY-LIBOR	0.25	03/17/2027	JPY	41,020,000	(882)	5,679	(6,561)
6-Month JPY-LIBOR	0.25	03/17/2027	JPY	41,020,000	(882)	4,137	(5,019)
6-Month JPY-LIBOR	0.25	03/17/2027	JPY	93,320,000	(2,006)	15,117	(17,123)
6-Month JPY-LIBOR	0.25	03/17/2027	JPY	112,190,000	(2,411)	16,299	(18,710)
6-Month JPY-LIBOR	0.25	03/17/2027	JPY	42,410,000	(912)	6,195	(7,107)
6-Month JPY-LIBOR	0.25	03/17/2027	JPY	41,150,000	(885)	4,790	(5,675)
6-Month JPY-LIBOR	0.25	03/17/2027	JPY	52,410,000	(1,127)	6,735	(7,862)
6-Month JPY-LIBOR	0.25	03/17/2027	JPY	72,910,000	(1,568)	13,380	(14,948)
6-Month NOK-NIBOR	1.00	03/20/2019	NOK	19,240,000	(14,074)	(5,001)	(9,073)
6-Month NOK-NIBOR	1.00	03/20/2019	NOK	29,880,000	(21,858)	(9,115)	(12,743)
6-Month NOK-NIBOR	1.00	03/20/2019	NOK	42,190,000	(30,863)	(22,629)	(8,234)
6-Month NOK-NIBOR	1.00	03/20/2019	NOK	39,660,000	(29,012)	(32,507)	3,495
6-Month NOK-NIBOR	1.50	03/17/2027	NOK	3,550,000	(21,758)	1,051	(22,809)
6-Month NOK-NIBOR	1.50	03/17/2027	NOK	4,170,000	(25,557)	(650)	(24,907)
6-Month NOK-NIBOR	1.50	03/17/2027	NOK	4,870,000	(29,848)	(8,050)	(21,798)
6-Month NOK-NIBOR	1.50	03/17/2027	NOK	3,650,000	(22,370)	(4,298)	(18,072)
6-Month NOK-NIBOR	1.50	03/17/2027	NOK	4,420,000	(27,090)	(2,342)	(24,748)
6-Month NOK-NIBOR	1.50	03/17/2027	NOK	99,460,000	(609,579)	143,947	(753,526)
6-Month NOK-NIBOR	1.50	03/17/2027	NOK	79,600,000	(487,860)	118,024	(605,884)
6-Month NOK-NIBOR	1.50	03/17/2027	NOK	3,550,000	(21,758)	3,307	(25,065)

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2017 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued): (B)

Interest Rate Swap Agreements – Fixed Rate Receivable (continued)

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month NOK-NIBOR	1.50%	03/17/2027	NOK	6,840,000	$(41,922)	$(7,882)	$(34,040)
6-Month NOK-NIBOR	1.50	03/17/2027	NOK	89,760,000	(550,129)	131,969	(682,098)

Total					$(6,934,356)	$4,436,098	$(11,370,454)

OVER-THE-COUNTER SWAP AGREEMENTS: (C) (D)

Total Return Swap Agreements – Payable (E)

Reference Entity	Counterparty	Termination Date	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
10-Year Canada Government Bond Futures	MLI	03/22/2017	157,000	$185,407	$—	$185,407
10-Year U.K. Gilt Futures	MLI	03/29/2017	192,000	(18,502)	—	(18,502)
20-Year U.S. Treasury Note Futures	MLI	03/22/2017	34,000	(9,448)	—	(9,448)
Brent Crude Oil Futures	CITI	02/27/2017	1,000	412	—	412
Euro OAT Futures	MLI	03/08/2017	21,000	54,343	—	54,343
MSCI China Index Futures	GSI	03/15/2017	4,255	2,824	—	2,824
MSCI Italy Index Futures	MLI	03/15/2017	2,412,082	(583)	—	(583)
MSCI Mexico Index Futures	GSI	03/15/2017	5,651	2,315	—	2,315
MSCI Netherlands Index Futures	MLI	03/15/2017	1,388,227	(236)	—	(236)
MSCI Sweden Index Futures	MLI	03/15/2017	35,714,692	(977)	—	(977)
MSCI Switzerland Index Futures	MLI	03/15/2017	476,678	(183)	—	(183)
MSCI Switzerland Index Futures	MLI	03/15/2017	487,311	(140)	—	(140)
MSCI Switzerland Index Futures	MLI	03/15/2017	348,789	(134)	—	(134)
MSCI Switzerland Index Futures	MLI	03/15/2017	131,528	(21)	—	(21)
MSCI Switzerland Index Futures	MLI	03/15/2017	3,820,402	(1,476)	—	(1,476)
MSCI Switzerland Index Futures	MLI	03/15/2017	641,772	(246)	—	(246)
SGX CNX Nifty Index Futures	GSI	02/23/2017	334	(58,747)	—	(58,747)
SGX CNX Nifty Index Futures	MLI	02/23/2017	12	(2,565)	—	(2,565)
Soybean Meal Futures	MLI	02/24/2017	1,500	(20,370)	—	(20,370)
Soybean Meal Futures	CITI	02/24/2017	400	(5,198)	—	(5,198)
Soybean Oil Futures	CITI	02/24/2017	360,000	12,697	—	12,697
Soybean Oil Futures	MLI	02/24/2017	240,000	8,844	—	8,844
Swiss Market Index Futures	MLI	03/17/2017	1,290	(10,429)	—	(10,429)
Tel Aviv 25 Index Futures	MLI	02/24/2017	4,300	(7)	—	(7)
Wheat Futures	CITI	02/24/2017	105,000	4,569	—	4,569
WIG 20 Index Futures	MLI	03/17/2017	1,300	(51,600)	—	(51,600)

Total				$90,549	$—	$90,549

Total Return Swap Agreements – Receivable (E)

Reference Entity	Counterparty	Termination Date	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note Futures	MLI	03/31/2017	143,000	$(22,566)	$—	$(22,566)
10-Year U.S. Treasury Note Futures	MLI	03/22/2017	55,000	(26,070)	—	(26,070)
BM&F Bovespa Index Futures	MLI	02/15/2017	155	207,632	—	207,632
Corn Futures	MLI	02/24/2017	215,000	11,775	—	11,775
Corn Futures	CITI	02/24/2017	20,000	1,038	—	1,038
German Euro Bund Futures	MLI	03/08/2017	164,000	(229,477)	—	(229,477)
HSCEI China Index Futures	GSI	02/27/2017	1,600	14,168	—	14,168
HSCEI China Index Futures	MLI	02/27/2017	800	4,567	—	4,567
KOSPI 200 Index Futures	GSI	03/09/2017	500,000	6,661	—	6,661
KOSPI 200 Index Futures	MLI	03/09/2017	32,000,000	534,439	—	534,439
MSCI Italy Index Futures	MLI	03/15/2017	26,789	116,542	—	116,542
MSCI Netherlands Index Futures	MLI	03/15/2017	7,098	13,792	—	13,792
MSCI South Africa Index Futures	GSI	03/15/2017	25,678	36,724	—	36,724
MSCI Sweden Index Futures	MLI	03/15/2017	1,064	(65,425)	—	(65,425)
MSCI Switzerland Index Futures	MLI	03/15/2017	276	2,290	—	2,290
MSCI Switzerland Index Futures	MLI	03/15/2017	150	1,245	—	1,245
MSCI Switzerland Index Futures	MLI	03/15/2017	57	(550)	—	(550)
MSCI Switzerland Index Futures	MLI	03/15/2017	1,643	13,631	—	13,631
MSCI Switzerland Index Futures	MLI	03/15/2017	205	1,701	—	1,701
MSCI Switzerland Index Futures	MLI	03/15/2017	210	738	—	738
MSCI Taiwan Index Futures	GSI	02/23/2017	100	783	—	783
MSCI Taiwan Index Futures	MLI	02/23/2017	1,200	7,958	—	7,958

The notes are an integral part of this report. Transamerica Funds	Page 8	January 31, 2017 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued): (C) (D)

Total Return Swap Agreements – Receivable (continued) (E)

Reference Entity	Counterparty	Termination Date	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Soybean Futures	MLI	02/24/2017	25,000	$(8,188)	$—	$(8,188)
Soybean Futures	CITI	02/24/2017	5,000	(888)	—	(888)
TAIEX Futures	MLI	02/15/2017	1,200	5,373	—	5,373

Total				$627,893	$—	$627,893

FUTURES CONTRACTS: (F)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
3-Month Aluminum	Long	5	02/09/2017	$8,135	$—
3-Month Aluminum	Short	(5)	02/09/2017	—	(8,855)
3-Month Aluminum	Long	13	02/10/2017	10,856	—
3-Month Aluminum	Short	(13)	02/10/2017	—	(11,739)
3-Month Aluminum	Long	6	02/16/2017	14,250	—
3-Month Aluminum	Short	(6)	02/16/2017	—	(14,724)
3-Month Aluminum	Long	9	02/28/2017	15,056	—
3-Month Aluminum	Short	(9)	02/28/2017	—	(14,379)
3-Month Aluminum	Long	1	03/07/2017	2,290	—
3-Month Aluminum	Short	(1)	03/07/2017	—	(2,258)
3-Month Aluminum	Long	4	03/20/2017	9,990	—
3-Month Aluminum	Short	(4)	03/20/2017	—	(10,104)
3-Month Aluminum	Long	6	03/21/2017	13,578	—
3-Month Aluminum	Short	(6)	03/21/2017	—	(13,860)
3-Month Aluminum	Long	8	03/28/2017	19,066	—
3-Month Aluminum	Short	(8)	03/28/2017	—	(20,698)
3-Month Aluminum	Long	4	04/04/2017	12,939	—
3-Month Aluminum	Short	(4)	04/04/2017	—	(12,876)
3-Month Aluminum	Long	2	04/11/2017	3,486	—
3-Month Aluminum	Short	(2)	04/11/2017	—	(3,381)
3-Month Aluminum	Long	5	04/18/2017	1,898	—
3-Month Aluminum	Short	(5)	04/18/2017	—	(2,374)
3-Month Aluminum	Long	1	04/19/2017	—	(146)
3-Month Aluminum	Short	(1)	04/19/2017	173	—
3-Month Aluminum	Long	3	04/24/2017	—	(3,287)
3-Month Aluminum	Short	(3)	04/24/2017	3,099	—
3-Month Copper	Long	3	02/09/2017	43,913	—
3-Month Copper	Short	(3)	02/09/2017	—	(45,850)
3-Month Copper	Long	5	02/10/2017	28,819	—
3-Month Copper	Short	(5)	02/10/2017	—	(34,154)
3-Month Copper	Long	2	02/16/2017	26,020	—
3-Month Copper	Short	(2)	02/16/2017	—	(25,874)
3-Month Copper	Long	1	02/23/2017	9,200	—
3-Month Copper	Short	(1)	02/23/2017	—	(8,953)
3-Month Copper	Long	4	02/28/2017	8,228	—
3-Month Copper	Short	(4)	02/28/2017	—	(10,116)
3-Month Copper	Long	1	03/01/2017	5,121	—
3-Month Copper	Short	(1)	03/01/2017	—	(4,955)
3-Month Copper	Long	3	03/21/2017	34,455	—
3-Month Copper	Short	(3)	03/21/2017	—	(35,040)
3-Month Copper	Long	1	03/28/2017	11,893	—
3-Month Copper	Short	(1)	03/28/2017	—	(11,941)
3-Month Copper	Long	2	04/04/2017	23,132	—
3-Month Copper	Short	(2)	04/04/2017	—	(21,067)
3-Month Nickel	Long	2	02/10/2017	—	(20,969)
3-Month Nickel	Short	(2)	02/10/2017	21,375	—
3-Month Nickel	Long	1	02/16/2017	—	(8,336)
3-Month Nickel	Short	(1)	02/16/2017	8,075	—
3-Month Nickel	Long	2	02/28/2017	—	(22,342)
3-Month Nickel	Short	(2)	02/28/2017	21,978	—
3-Month Nickel	Long	1	03/01/2017	—	(7,987)
3-Month Nickel	Short	(1)	03/01/2017	7,799	—
3-Month Nickel	Long	1	03/20/2017	—	(6,660)
3-Month Nickel	Short	(1)	03/20/2017	6,459	—
3-Month Nickel	Long	2	03/21/2017	—	(12,166)
3-Month Nickel	Short	(2)	03/21/2017	11,705	—
3-Month Nickel	Long	1	04/04/2017	—	(435)

The notes are an integral part of this report. Transamerica Funds	Page 9	January 31, 2017 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

FUTURES CONTRACTS (continued): (F)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
3-Month Nickel	Short	(1)	04/04/2017	$709	$—
3-Month Nickel	Long	1	04/18/2017	—	(1,587)
3-Month Nickel	Short	(1)	04/18/2017	1,512	—
3-Month Nickel	Long	1	04/24/2017	767	—
3-Month Nickel	Short	(1)	04/24/2017	—	(782)
3-Month Zinc	Long	1	03/07/2017	—	(1,421)
3-Month Zinc	Short	(1)	03/07/2017	647	—
3-Month Zinc	Long	2	03/21/2017	11,151	—
3-Month Zinc	Short	(2)	03/21/2017	—	(12,012)
3-Month Zinc	Long	2	04/04/2017	15,401	—
3-Month Zinc	Short	(2)	04/04/2017	—	(14,813)
3-Month Zinc	Long	1	04/24/2017	1,600	—
3-Month Zinc	Short	(1)	04/24/2017	—	(1,625)
10-Year Australia Treasury Bond	Short	(20)	03/15/2017	—	(6,775)
10-Year Canada Government Bond	Short	(14)	03/22/2017	1,661	—
10-Year Japan Government Bond	Short	(11)	03/13/2017	26,836	—
10-Year Japan Government Bond Mini	Short	(217)	03/10/2017	81,659	—
10-Year U.S. Treasury Note	Long	125	03/22/2017	87,296	—
Aluminum	Long	66	03/13/2017	122,269	—
Aluminum	Short	(34)	03/13/2017	—	(77,354)
Amsterdam Index	Short	(18)	02/17/2017	23,670	—
BIST 30 Index	Short	(453)	02/28/2017	—	(128,138)
Brent Crude Oil	Short	(4)	02/28/2017	—	(247)
CAC 40 Index	Short	(69)	02/17/2017	80,361	—
Copper	Long	15	03/13/2017	58,270	—
Copper	Short	(11)	03/13/2017	—	(83,039)
Corn	Long	82	03/14/2017	—	(5,768)
DAX® Index	Long	30	03/17/2017	252,317	—
EURO STOXX 50® Index	Long	355	03/17/2017	49,617	—
FTSE 100 Index	Long	340	03/17/2017	706,796	—
FTSE Bursa Malaysia KLCI	Short	(60)	02/28/2017	13,716	—
FTSE JSE Top 40 Index	Short	(99)	03/16/2017	—	(112,052)
German Euro Bund	Short	(37)	03/08/2017	—	(4,544)
Gold 100 oz	Long	10	04/26/2017	3,425	—
Hang Seng Index	Short	(17)	02/27/2017	—	(48,496)
IBEX 35 Index	Short	(38)	02/17/2017	16,180	—
KOSPI 200 Index	Long	1	03/09/2017	7,151	—
Lead	Long	1	03/13/2017	—	(1,852)
Mexican Bolsa Index	Long	49	03/17/2017	—	(3,229)
MSCI Singapore Index	Short	(78)	02/27/2017	—	(902)
MSCI Taiwan Index	Long	12	02/23/2017	10,655	—
Natural Gas	Short	(6)	02/24/2017	12,724	—
New York Harbor ULSD	Long	5	02/28/2017	—	(7,611)
Nickel	Long	15	03/13/2017	—	(122,752)
Nickel	Short	(7)	03/13/2017	49,530	—
OMX Stockholm 30 Index	Short	(24)	02/17/2017	—	(6,414)
RBOB Gasoline	Long	8	02/28/2017	—	(22,307)
S&P 500® E-Mini	Short	(217)	03/17/2017	—	(225,020)
S&P/ASX 200 Index	Short	(62)	03/16/2017	—	(3,304)
S&P/TSX 60 Index	Short	(8)	03/16/2017	—	(50)
SET 50 Index	Long	35	03/30/2017	3,004	—
SGX CNX Nifty Index	Short	(142)	02/23/2017	—	(48,877)
Silver	Long	10	03/29/2017	33,652	—
Soybean	Long	28	03/14/2017	—	(29,406)
Soybean Oil	Short	(48)	03/14/2017	109,862	—
TOPIX Index	Long	134	03/09/2017	85,648	—
U.K. Gilt	Short	(142)	03/29/2017	—	(73,991)
WTI Crude	Long	42	02/21/2017	—	(4,628)
Zinc	Long	11	03/13/2017	26,554	—
Zinc	Short	(5)	03/13/2017	—	(26,680)

Total				$2,277,628	$(1,471,202)

The notes are an integral part of this report. Transamerica Funds	Page 10	January 31, 2017 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (C) (D)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	03/15/2017	AUD	8,508,000	USD	6,415,536	$32,130	$(1,963)
CITI	03/15/2017	BRL	24,845,982	USD	7,126,354	671,105	(1,723)
CITI	03/15/2017	CAD	37,245,000	USD	27,921,289	714,064	—
CITI	03/15/2017	CHF	860,000	USD	847,588	23,665	—
CITI	03/15/2017	CLP	2,010,000,000	USD	2,964,957	124,975	—
CITI	03/15/2017	CNH	381,000	USD	55,442	5	(24)
CITI	03/15/2017	CNY	8,443,886	USD	1,202,280	21,124	(162)
CITI	03/15/2017	COP	7,150,000,000	USD	2,376,125	50,018	(151)
CITI	03/15/2017	CZK	30,400,000	USD	1,179,827	38,160	—
CITI	03/15/2017	EUR	22,650,000	USD	23,955,980	541,782	—
CITI	03/15/2017	GBP	18,169,000	USD	22,762,628	127,638	(11,424)
CITI	03/15/2017	HKD	35,885,453	USD	4,630,485	21	(3,160)
CITI	03/15/2017	IDR	37,200,000,000	USD	2,718,792	55,490	—
CITI	03/15/2017	ILS	4,000,000	USD	1,046,447	15,833	—
CITI	03/15/2017	JPY	3,646,479,000	USD	31,950,298	417,667	(21,388)
CITI	03/15/2017	KRW	4,346,609,000	USD	3,726,844	16,670	(1,679)
CITI	03/15/2017	MXN	87,523,000	USD	4,202,480	15,278	(47,162)
CITI	03/15/2017	NOK	108,317,000	USD	12,848,761	288,431	—
CITI	03/15/2017	NZD	34,637,000	USD	24,673,446	705,594	—
CITI	03/15/2017	PHP	187,000,000	USD	3,744,892	8,763	(934)
CITI	03/15/2017	PLN	2,711,000	USD	655,343	21,142	—
CITI	03/15/2017	RUB	379,000,000	USD	5,829,827	404,495	—
CITI	03/15/2017	SEK	48,070,000	USD	5,376,159	131,422	—
CITI	03/15/2017	SGD	6,670,000	USD	4,668,737	65,773	—
CITI	03/15/2017	TRY	15,778,000	USD	4,282,151	12,859	(164,054)
CITI	03/15/2017	TWD	8,100,000	USD	257,077	1,859	(208)
CITI	03/15/2017	USD	7,932,790	AUD	10,664,000	—	(146,313)
CITI	03/15/2017	USD	1,951,533	BRL	6,463,000	2,546	(78,862)
CITI	03/15/2017	USD	23,065,741	CAD	30,674,000	—	(517,580)
CITI	03/15/2017	USD	17,803,242	CHF	18,059,000	—	(492,043)
CITI	03/15/2017	USD	2,701,729	CLP	1,820,000,000	—	(96,119)
CITI	03/15/2017	USD	16,719	CNH	115,000	—	(9)
CITI	03/15/2017	USD	4,486,202	CNY	31,274,000	14	(44,386)
CITI	03/15/2017	USD	2,220,007	COP	6,950,000,000	—	(138,124)
CITI	03/15/2017	USD	2,320,701	CZK	58,600,000	171	(27,296)
CITI	03/15/2017	USD	49,970,930	EUR	46,656,000	68	(491,280)
CITI	03/15/2017	USD	8,423,800	GBP	6,736,000	33,516	(91,848)
CITI	03/15/2017	USD	1,327,472	HKD	10,296,000	322	(494)
CITI	03/15/2017	USD	1,275,206	IDR	17,300,000,000	1,121	(16,106)
CITI	03/15/2017	USD	1,745,296	ILS	6,630,000	—	(15,433)
CITI	03/15/2017	USD	1,508,268	INR	104,000,000	696	(16,404)
CITI	03/15/2017	USD	15,796,838	JPY	1,793,623,000	35,511	(149,245)
CITI	03/15/2017	USD	4,849,088	KRW	5,763,983,000	—	(112,912)
CITI	03/15/2017	USD	4,243,602	MXN	91,160,834	4,240	(104,584)
CITI	03/15/2017	USD	9,018,757	NZD	12,936,000	—	(459,642)
CITI	03/15/2017	USD	2,863,499	PHP	144,100,000	—	(28,303)
CITI	03/15/2017	USD	2,416,957	PLN	10,121,000	—	(108,574)
CITI	03/15/2017	USD	2,189,144	RUB	134,000,000	9,350	(24,424)
CITI	03/15/2017	USD	19,483,318	SEK	177,755,000	—	(882,815)
CITI	03/15/2017	USD	7,336,712	SGD	10,450,000	—	(80,921)
CITI	03/15/2017	USD	7,703,300	TRY	28,001,000	409,401	(37,253)
CITI	03/15/2017	USD	1,163,407	TWD	37,300,000	—	(28,020)
CITI	03/15/2017	USD	1,351,172	ZAR	18,548,000	3,105	(17,629)
CITI	03/15/2017	ZAR	39,047,000	USD	2,797,505	77,671	(136)
CITI	03/16/2017	HUF	642,506,000	USD	2,206,029	34,378	—
CITI	03/16/2017	USD	3,006,588	HUF	883,506,000	—	(74,183)

Total						$5,118,073	$(4,534,970)

The notes are an integral part of this report. Transamerica Funds	Page 11	January 31, 2017 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Short-Term Investment Companies	$138,934,615	$—	$—	$138,934,615

Total Investments	$138,934,615	$—	$—	$138,934,615

Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$15,837,057	$—	$15,837,057
Over-the-Counter Total Return Swap Agreements	—	1,252,468	—	1,252,468
Futures Contracts (H)	2,277,628	—	—	2,277,628
Forward Foreign Currency Contracts (H)	—	5,118,073	—	5,118,073

Total Other Financial Instruments	$2,277,628	$22,207,598	$—	$24,485,226

LIABILITIES
Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$(16,704,895)	$—	$(16,704,895)
Over-the-Counter Total Return Swap Agreements	—	(534,026)	—	(534,026)
Futures Contracts (H)	(1,471,202)	—	—	(1,471,202)
Forward Foreign Currency Contracts (H)	—	(4,534,970)	—	(4,534,970)

Total Other Financial Instruments	$(1,471,202)	$(21,773,891)	$—	$(23,245,093)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Aggregate cost for federal income tax purposes is $138,934,615.
(B)	Cash in the amount of $5,538,587 has been segregated by the custodian as collateral for centrally cleared swap agreements.
(C)	Cash in the amount of $1,430,000 has been segregated by the custodian as collateral for open over-the-counter swap agreements and/or forward foreign currency contracts.
(D)	Cash in the amount of $688,763 has been segregated by the broker as collateral for open over-the-counter swap agreements and/or forward foreign currency contracts.
(E)

At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return and would receive payment in the event of a negative total return.

(F)	Cash in the amount of $8,513,763 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(G)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(H)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi
CNY	Chinese Yuan Renminbi
COP	Columbian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

The notes are an integral part of this report. Transamerica Funds	Page 12	January 31, 2017 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

CURRENCY ABBREVIATIONS (continued):

PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish New Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

CITI	Citibank N.A.
GSI	Goldman Sachs International
MLI	Merrill Lynch International

PORTFOLIO ABBREVIATIONS:

ASX	Australian Securities Exchange
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
BIST	Borsa Istanbul (Sole Exchange Entity of Turkey)
BKBM	Bank Bill Reference Rate
BM&F Bovespa	Bolsa de Valores, Mercadorias & Futuros de Sao Paulo (Brazilian Stock Exchange Index)
CAC	Cotation Assistée en Continu (French Stock Market Index)
CDOR	Canadian Dollar Offered Rate
CNX Nifty	CRISIL NSE Index (National Stock Exchange of India’s Benchmark Index)
DAX	Deutscher Aktienindex (Frankfurt Stock Index)
EURIBOR	Euro Interbank Offer Rate
FTSE	Financial Times Stock Exchange
HSCEI	Hang Seng China Enterprises Index
IBEX	Índice Bursatil Español (Bolsa de Madrid Stock Market Index)
JSE	Johannesburg Stock Exchange
KLCI	Kuala Lumpur Composite Index
KOSPI	Korean Composite Stock Price Index
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
OMX	Norwegian Stockholm Stock Exchange
RBOB	Reformulated Blendstock for Oxygenate Blending
SET	Stock Exchange of Thailand
SGX	Singapore Exchange
SIDE	Swedish Markets
STIBOR	Stockholm Interbank Offered Rate
STOXX	Deutsche Börse Group & SIX Group Index
TAIEX	Taiwan Capitalization Weighted Stock Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange
ULSD	Ultra-Low Sulfur Diesel
WIG	Warsaw Stock Exchange Index
WTI	West Texas Intermediate

The notes are an integral part of this report. Transamerica Funds	Page 13	January 31, 2017 Form N-Q

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS

At January 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Australia - 6.7%
Dexus Property Group, REIT	30,008	$ 204,367
Goodman Group, REIT	104,368	547,737
GPT Group, REIT	91,901	326,185
Mirvac Group, REIT	311,007	478,812
Scentre Group, REIT	259,000	864,273

		2,421,374

Austria - 0.1%
BUWOG AG (A)	1,578	37,612

France - 4.9%
Gecina SA, REIT	3,997	514,751
ICADE, REIT	1,589	112,388
Klepierre, REIT	19,736	748,871
Unibail-Rodamco SE, REIT	1,584	364,129

		1,740,139

Germany - 2.4%
ADO Properties SA (B)	1,070	38,227
Deutsche Wohnen AG	5,931	192,972
LEG Immobilien AG (A)	7,859	616,432

		847,631

Hong Kong - 6.5%
Cheung Kong Property Holdings, Ltd.	84,990	558,629
Hang Lung Properties, Ltd.	32,000	78,754
Henderson Land Development Co., Ltd.	2,700	14,904
Hongkong Land Holdings, Ltd.	8,100	54,675
Kerry Properties, Ltd.	23,500	66,501
Link REIT	92,100	629,373
Sino Land Co., Ltd.	86,000	142,102
Sun Hung Kai Properties, Ltd.	57,945	797,384

		2,342,322

Japan - 14.5%
Activia Properties, Inc., REIT	16	78,222
Daito Trust Construction Co., Ltd.	3,000	419,538
Daiwa House Industry Co., Ltd.	8,323	225,858
Hulic Co., Ltd.	7,900	77,104
Invincible Investment Corp., REIT (C)	319	150,869
Japan Real Estate Investment Corp., REIT	26	147,834
Japan Retail Fund Investment Corp., Class A, REIT	227	485,725
Kenedix Office Investment Corp., Class A, REIT	67	395,200
Mitsubishi Estate Co., Ltd.	34,436	659,533
Mitsui Fudosan Co., Ltd.	44,446	1,029,961
Mori Hills REIT Investment Corp. (C)	202	274,617
Nippon Prologis REIT, Inc. (C)	251	524,630
Orix JREIT, Inc., Class A	246	402,411
Sumitomo Realty & Development Co., Ltd.	11,930	323,740

		5,195,242

Netherlands - 0.8%
Eurocommercial Properties NV, CVA	4,804	178,032
NSI NV, REIT	29,302	119,156

		297,188

Singapore - 1.8%
Ascendas Real Estate Investment Trust	161,900	282,594

	Shares	Value
COMMON STOCKS (continued)
Singapore (continued)
Global Logistic Properties, Ltd., Class L	135,700	$ 250,343
Mapletree Commercial Trust, REIT	91,936	99,806

		632,743

Spain - 0.2%
Hispania Activos Inmobiliarios SOCIMI SA, REIT	6,375	78,453

Sweden - 0.9%
Fabege AB	4,667	79,552
Hufvudstaden AB, Class A	14,969	238,557

		318,109

Switzerland - 0.3%
PSP Swiss Property AG	1,275	114,480

United Kingdom - 3.9%
Great Portland Estates PLC, REIT	9,461	73,732
Hammerson PLC, REIT	37,599	258,492
Land Securities Group PLC, REIT	47,537	594,427
Safestore Holdings PLC, REIT	24,571	114,399
Segro PLC, REIT	38,645	224,360
Tritax Big Box REIT PLC	21,269	37,031
UNITE Group PLC, REIT	15,105	111,447

		1,413,888

United States - 56.3%
Alexandria Real Estate Equities, Inc., REIT	3,500	387,870
American Campus Communities, Inc., REIT	6,200	301,444
American Homes 4 Rent, Class A, REIT	7,200	160,416
AvalonBay Communities, Inc., REIT	4,015	695,840
Boston Properties, Inc., REIT	3,700	484,330
Crown Castle International Corp., REIT	2,900	254,707
CubeSmart, Class A, REIT	10,660	267,886
DCT Industrial Trust, Inc., REIT	8,575	383,217
DDR Corp., REIT	33,800	513,084
DiamondRock Hospitality Co., REIT	6,200	69,874
Digital Realty Trust, Inc., REIT (C)	8,885	956,292
Duke Realty Corp., REIT	6,900	167,877
Equity Residential, REIT	7,700	467,929
Forest City Realty Trust, Inc., Class A, REIT	5,000	113,200
Gaming and Leisure Properties, Inc., REIT	15,500	490,265
GGP, Inc., REIT	43,503	1,080,614
HCP, Inc., REIT	15,500	469,960
Healthcare Realty Trust, Inc., REIT	10,900	329,289
Healthcare Trust of America, Inc., Class A, REIT	9,909	288,055
Highwoods Properties, Inc., REIT	3,500	179,935
Hilton Worldwide Holdings, Inc.	2,500	143,950
Host Hotels & Resorts, Inc., REIT	39,777	718,770
Hudson Pacific Properties, Inc., REIT	7,231	256,050
Kilroy Realty Corp., REIT	5,700	426,645
Kimco Realty Corp., REIT	25,920	645,149
Mid-America Apartment Communities, Inc., REIT	3,800	360,810
Paramount Group, Inc., REIT	13,500	225,315
Prologis, Inc., Class A, REIT	17,803	869,677
Public Storage, REIT	3,900	838,500
QTS Realty Trust, Inc., Class A, REIT	5,000	251,950
Regency Centers Corp., REIT	9,600	669,408
Simon Property Group, Inc., REIT	9,570	1,758,679
SL Green Realty Corp., REIT	6,400	697,408
Spirit Realty Capital, Inc., REIT	42,671	448,899
Sun Communities, Inc., REIT	8,400	661,584
Sunstone Hotel Investors, Inc., REIT	16,867	248,282
UDR, Inc., REIT	13,483	471,231

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2017 Form N-Q

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
VEREIT, Inc.	65,300	$ 557,009
Vornado Realty Trust, Class A, REIT	8,937	950,092
Welltower, Inc., REIT	14,174	939,736

		20,201,228

Total Common Stocks (Cost $28,773,170)		35,640,409

SECURITIES LENDING COLLATERAL - 5.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.52% (D)	1,814,231	1,814,231

Total Securities Lending Collateral (Cost $1,814,231)		1,814,231

	Principal	Value
REPURCHASE AGREEMENT - 0.6%

State Street Bank & Trust Co. 0.03% (D), dated 01/31/2017, to be repurchased at $221,621 on 02/01/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2019, and with a value of $230,820.

	$ 221,621	$ 221,621

Total Repurchase Agreement (Cost $221,621)		221,621

Total Investments (Cost $30,809,022) (E)		37,676,261
Net Other Assets (Liabilities) - (4.9)%		(1,772,818)

Net Assets - 100.0%		$ 35,903,443

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Equity Real Estate Investment Trusts	77.9%	$ 29,368,154
Real Estate Management & Development	16.3	6,128,305
Hotels, Restaurants & Leisure	0.4	143,950

Investments, at Value	94.6	35,640,409
Short-Term Investments	5.4	2,035,852

Total Investments	100.0%	$ 37,676,261

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2017 Form N-Q

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$20,201,228	$15,439,181	$—	$35,640,409
Securities Lending Collateral	1,814,231	—	—	1,814,231
Repurchase Agreement	—	221,621	—	221,621

Total Investments	$22,015,459	$15,660,802	$—	$37,676,261

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the value of the 144A security is $38,227, representing 0.1% of the Fund’s net assets.

(C)

All or a portion of the securities are on loan. The total value of all securities on loan is $1,753,058. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(D)	Rates disclosed reflect the yields at January 31, 2017.
(E)

Aggregate cost for federal income tax purposes is $30,809,022. Aggregate gross unrealized appreciation and depreciation for all securities is $7,291,766 and $424,527, respectively. Net unrealized appreciation for tax purposes is $6,867,239.

(F)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
REIT	Real Estate Investment Trust

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2017 Form N-Q

Transamerica Government Money Market

SCHEDULE OF INVESTMENTS

At January 31, 2017

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 21.9%
Federal Agricultural Mortgage Corp.
0.83% (A), 04/03/2018	$ 6,000,000	$ 6,000,000
Federal Agricultural Mortgage Corp. Guaranteed Notes Trust
5.13%, 04/19/2017 (B)	7,500,000	7,569,900
Federal Farm Credit Banks
0.73% (A), 04/20/2017	100,000	99,989
0.80% (A), 03/29/2017	2,700,000	2,699,805
0.81% (A), 02/13/2017	640,000	639,994
0.82% (A), 04/17/2017	1,580,000	1,579,938
0.83% (A), 06/22/2017	3,200,000	3,199,875
0.89% (A), 11/13/2017	3,200,000	3,200,129
0.90% (A), 08/01/2017	720,000	720,037
Federal Home Loan Banks
0.77% (A), 06/01/2018	6,500,000	6,500,000
0.82% (A), 07/12/2017	4,100,000	4,100,000
0.83% (A), 01/18/2019	3,800,000	3,801,766
0.85% (A), 10/27/2017	5,000,000	5,000,000
0.91% (A), 08/25/2017	2,600,000	2,600,640
0.94% (A), 12/18/2017	1,950,000	1,952,419
0.98% (A), 10/04/2017	6,500,000	6,500,702
Federal National Mortgage Association
0.94% (A), 03/21/2018	3,500,000	3,511,052

Total U.S. Government Agency Obligations (Cost $59,676,246)		59,676,246

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 27.7%
Federal Agricultural Mortgage Corp.
0.79% (A), 08/25/2017	3,250,000	3,250,092
0.81% (A), 05/09/2017	3,400,000	3,399,908
Federal Farm Credit Banks
0.80% (A), 02/15/2017	6,400,000	6,399,975
Federal Farm Credit Discount Notes
0.66% (C), 08/07/2017	1,350,000	1,345,442
0.72% (C), 09/08/2017	4,000,000	3,982,723
Federal Home Loan Bank Discount Notes
0.47% (C), 03/06/2017	3,650,000	3,648,461
0.53% (C), 03/01/2017	8,000,000	7,996,733
0.54% (C), 02/22/2017	8,000,000	7,997,527
0.55% (C), 03/22/2017 - 04/28/2017	14,500,000	14,485,144
0.59% (C), 05/03/2017 - 05/05/2017	14,490,000	14,468,434
Federal Home Loan Banks
0.78% (A), 06/01/2017	3,400,000	3,399,831
0.83% (A), 04/19/2017	5,100,000	5,100,000

Total Short-Term U.S. Government Agency Obligations (Cost $75,474,270)		75,474,270

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 7.9%
U.S. Treasury Bill
0.60% (C), 06/01/2017	7,500,000	7,485,250
0.65% (C), 06/22/2017	10,300,000	10,274,181
0.66% (C), 06/29/2017	3,700,000	3,690,113

Total Short-Term U.S. Government Obligations (Cost $21,449,544)		21,449,544

	Principal	Value
REPURCHASE AGREEMENTS - 42.6%

Barclays Capital, Inc. 0.54% (C), dated 01/31/2017, to be repurchased at $22,100,332 on 02/01/2017. Collateralized by U.S. Government Agency Obligations, 4.88% - 5.88%, due 10/25/2041 - 12/25/2046, and with a total value of $22,542,000.

	$ 22,100,000	$ 22,100,000
Barclays Capital, Inc. 0.76% (C), dated 01/05/2017, to be repurchased at $9,211,653 on 03/06/2017. Collateralized by U.S. Government Agency Obligations, 5.13% - 5.88%, due 11/25/2041 - 12/25/2046, and with a total value of $9,384,000. (D)	9,200,000	9,200,000
Goldman Sachs & Co. 0.55% (C), dated 01/31/2017, to be repurchased at $11,000,168 on 02/01/2017. Collateralized by U.S. Government Agency Obligations, 2.50% - 5.50%, due 07/01/2024 - 12/01/2046 and with a total value of $11,200,000.	11,000,000	11,000,000
ING Financial Markets LLC 0.50% (C), dated 01/31/2017, to be repurchased at $22,400,311 on 02/01/2017. Collateralized by a U.S. Government Obligation, 1.75%, due 09/30/2022, and with a value of $22,850,592.	22,400,000	22,400,000
Jefferies LLC 0.65% (C), dated 01/31/2017, to be repurchased at $14,000,253 on 02/01/2017. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 01/20/2047, and with a value of $14,280,000.	14,000,000	14,000,000
Nomura Securities International, Inc. 0.56% (C), dated 01/31/2017, to be repurchased at $36,800,572 on 02/01/2017. Collateralized by U.S. Government Agency Obligations, 1.81% - 9.00%, due 03/01/2017 - 11/20/2066, and with a total value of $37,536,000.	36,800,000	36,800,000
State Street Bank & Trust Co. 0.03% (C), dated 01/31/2017, to be repurchased at $370,215 on 02/01/2017. Collateralized by a U.S. Government Obligation, 2.50%, due 05/15/2024, and with a value of $381,822.	370,215	370,215

Total Repurchase Agreements (Cost $115,870,215)		115,870,215

Total Investments (Cost $272,470,275) (E)		272,470,275
Net Other Assets (Liabilities) - (0.1)%		(225,948)

Net Assets - 100.0%		$ 272,244,327

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2017 Form N-Q

Transamerica Government Money Market

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Agency Obligations	$—	$59,676,246	$—	$59,676,246
Short-Term U.S. Government Agency Obligations	—	75,474,270	—	75,474,270
Short-Term U.S. Government Obligations	—	21,449,544	—	21,449,544
Repurchase Agreements	—	115,870,215	—	115,870,215

Total Investments	$—	$272,470,275	$—	$272,470,275

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of January 31, 2017.
(B)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the value of the 144A security is $7,569,900, representing 2.8% of the Fund’s net assets.

(C)	Rates disclosed reflect the yields at January 31, 2017.
(D)	Illiquid security. At January 31, 2017, value of the illiquid security is $9,200,000, representing 3.4% of the Fund’s net assets.
(E)	Aggregate cost for federal income tax purposes is $272,470,275.
(F)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2017 Form N-Q

Transamerica Growth

SCHEDULE OF INVESTMENTS

At January 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 100.1%
Aerospace & Defense - 1.7%
Boeing Co.	39,791	$ 6,502,645

Air Freight & Logistics - 1.3%
FedEx Corp.	26,457	5,003,283

Automobiles - 1.1%
Tesla Motors, Inc. (A) (B)	16,118	4,060,608

Banks - 1.0%
JPMorgan Chase & Co.	45,175	3,823,160

Beverages - 2.0%
Constellation Brands, Inc., Class A	22,368	3,349,831
Monster Beverage Corp. (A)	96,173	4,096,970

		7,446,801

Biotechnology - 6.6%
Alexion Pharmaceuticals, Inc. (A)	53,075	6,935,841
BioMarin Pharmaceutical, Inc. (A)	25,995	2,277,942
Celgene Corp. (A)	84,670	9,834,421
Shire PLC, Class B, ADR	32,903	5,521,452

		24,569,656

Capital Markets - 2.8%
Goldman Sachs Group, Inc.	29,040	6,659,453
S&P Global, Inc.	32,215	3,871,599

		10,531,052

Chemicals - 0.8%
Albemarle Corp.	32,501	3,010,893

Communications Equipment - 1.1%
Palo Alto Networks, Inc. (A)	28,172	4,157,060

Energy Equipment & Services - 2.1%
Halliburton Co.	102,680	5,808,608
Schlumberger, Ltd.	22,110	1,850,828

		7,659,436

Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	32,182	5,276,239

Hotels, Restaurants & Leisure - 4.2%
Marriott International, Inc., Class A	105,248	8,903,981
Starbucks Corp.	123,174	6,801,668

		15,705,649

Internet & Direct Marketing Retail - 10.9%
Amazon.com, Inc. (A)	25,783	21,231,785
Expedia, Inc.	15,284	1,858,381
Netflix, Inc. (A)	67,462	9,492,578
Priceline Group, Inc. (A)	4,939	7,779,567

		40,362,311

Internet Software & Services - 15.3%
Alibaba Group Holding, Ltd., ADR (A)	122,366	12,396,899
Alphabet, Inc., Class A (A)	12,379	10,153,132
Alphabet, Inc., Class C (A)	12,904	10,281,778
Facebook, Inc., Class A (A)	106,936	13,935,900
Tencent Holdings, Ltd.	382,367	9,997,123

		56,764,832

	Shares	Value
COMMON STOCKS (continued)
IT Services - 7.5%
FleetCor Technologies, Inc. (A)	31,928	$ 4,709,061
MasterCard, Inc., Class A	112,510	11,963,188
Visa, Inc., Class A	135,162	11,179,249

		27,851,498

Life Sciences Tools & Services - 0.8%
Illumina, Inc. (A)	18,964	3,036,136

Machinery - 1.0%
Parker-Hannifin Corp.	24,441	3,596,004

Media - 2.8%
Charter Communications, Inc., Class A (A)	18,476	5,985,300
Time Warner, Inc.	44,691	4,328,324

		10,313,624

Oil, Gas & Consumable Fuels - 2.3%
Concho Resources, Inc. (A)	35,683	4,975,638
EOG Resources, Inc.	34,854	3,540,469

		8,516,107

Pharmaceuticals - 2.5%
Allergan PLC (A)	23,024	5,039,723
Bristol-Myers Squibb Co.	89,218	4,385,957

		9,425,680

Semiconductors & Semiconductor Equipment - 6.1%
Broadcom, Ltd.	9,163	1,828,019
NVIDIA Corp.	83,567	9,123,845
NXP Semiconductors NV (A)	35,562	3,479,742
QUALCOMM, Inc.	83,737	4,474,068
Texas Instruments, Inc.	47,997	3,625,693

		22,531,367

Software - 11.3%
Adobe Systems, Inc. (A)	76,550	8,679,239
Microsoft Corp.	197,935	12,796,498
Mobileye NV (A)	43,711	1,877,825
Red Hat, Inc. (A)	60,281	4,574,122
salesforce.com, Inc. (A)	82,153	6,498,302
Splunk, Inc. (A)	58,229	3,369,130
Workday, Inc., Class A (A) (B)	50,175	4,169,041

		41,964,157

Specialty Retail - 6.2%
Home Depot, Inc.	30,672	4,219,854
Industria de Diseno Textil SA	199,167	6,565,047
O’Reilly Automotive, Inc. (A)	23,108	6,060,535
TJX Cos., Inc.	55,373	4,148,545
Ulta Salon Cosmetics & Fragrance, Inc. (A)	7,527	2,049,452

		23,043,433

Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	144,779	17,568,932

Textiles, Apparel & Luxury Goods - 2.6%
adidas AG	34,868	5,482,266
NIKE, Inc., Class B	82,634	4,371,338

		9,853,604

Total Common Stocks (Cost $221,365,360)		372,574,167

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2017 Form N-Q

Transamerica Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.52% (C)	7,731,283	$ 7,731,283

Total Securities Lending Collateral (Cost $7,731,283)		7,731,283

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
State Street Bank & Trust Co. 0.03% (C), dated 01/31/2017, to be repurchased at $1,804,273 on 02/01/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2019, and with a value of $1,841,318.	$ 1,804,271	1,804,271

Total Repurchase Agreement (Cost $1,804,271)		1,804,271

Total Investments (Cost $230,900,914) (D)		382,109,721
Net Other Assets (Liabilities) - (2.7)%		(10,170,401)

Net Assets -100.0%		$ 371,939,320

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$350,529,731	$22,044,436	$—	$372,574,167
Securities Lending Collateral	7,731,283	—	—	7,731,283
Repurchase Agreement	—	1,804,271	—	1,804,271

Total Investments	$358,261,014	$23,848,707	$—	$382,109,721

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $7,567,182. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rates disclosed reflect the yields at January 31, 2017.
(D)

Aggregate cost for federal income tax purposes is $230,900,914. Aggregate gross unrealized appreciation and depreciation for all securities is $153,842,154 and $2,633,347, respectively. Net unrealized appreciation for tax purposes is $151,208,807.

(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2017 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS

At January 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 92.7%
Aerospace & Defense - 1.1%
Bombardier, Inc.
6.00%, 10/15/2022 (A)	$ 6,289,000	$ 6,147,497
7.50%, 03/15/2025 (A)	325,000	325,813
7.75%, 03/15/2020 (A)	5,148,000	5,476,185
Triumph Group, Inc.
5.25%, 06/01/2022	3,138,000	2,949,720

		14,899,215

Airlines - 2.4%
American Airlines Group, Inc.
4.63%, 03/01/2020 (A) (B)	1,740,000	1,755,312
5.50%, 10/01/2019 (A)	6,052,000	6,275,167
American Airlines Pass-Through Trust
5.60%, 01/15/2022 (A)	4,788,609	4,956,210
5.63%, 01/15/2021 (A)	3,189,141	3,331,058
6.13%, 07/15/2018 (A)	2,810,000	2,922,400
Continental Airlines Pass-Through Trust
5.50%, 04/29/2022	783,585	814,929
6.13%, 04/29/2018	2,224,000	2,316,296
6.90%, 10/19/2023	3,784,169	3,973,377
United Airlines Pass-Through Trust
4.63%, 03/03/2024	967,523	982,036
United Continental Holdings, Inc.
6.38%, 06/01/2018	2,661,000	2,790,724
US Airways Pass-Through Trust
5.45%, 06/03/2018	881,000	900,822
6.75%, 12/03/2022	1,605,735	1,746,237

		32,764,568

Auto Components - 0.1%
Goodyear Tire & Rubber Co.
5.00%, 05/31/2026	2,000,000	2,015,000

Automobiles - 0.2%
Fiat Chrysler Automobiles NV
5.25%, 04/15/2023 (B)	2,575,000	2,639,375

Banks - 4.6%
Bank of America Corp.
8.00% (C), 01/30/2018 (D)	8,883,000	9,185,244
Barclays PLC
6.63% (C), 09/15/2019 (B) (D)	4,265,000	4,099,731
8.25% (C), 12/15/2018 (B) (D)	3,867,000	4,035,624
BNP Paribas SA
6.75% (C), 03/14/2022 (A) (D)	4,240,000	4,218,800
7.63% (C), 03/30/2021 (A) (D)	1,530,000	1,606,500
CIT Group, Inc.
4.25%, 08/15/2017	1,500,000	1,515,000
5.00%, 05/15/2018 (A)	450,000	456,759
5.00%, 08/15/2022	4,296,000	4,500,060
5.25%, 03/15/2018	1,583,000	1,636,031
5.50%, 02/15/2019 (A)	1,950,000	2,051,556
Citigroup, Inc.
6.30% (C), 05/15/2024 (D)	7,207,000	7,360,149
Intesa Sanpaolo SpA
5.71%, 01/15/2026 (A)	4,465,000	4,232,467
JPMorgan Chase & Co.
7.90% (C), 04/30/2018 (D)	6,101,000	6,284,030
Lloyds Banking Group PLC
7.50% (C), 06/27/2024 (B) (D)	3,750,000	3,889,837

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Royal Bank of Scotland Group PLC
8.63% (C), 08/15/2021 (D)	$ 1,650,000	$ 1,703,625
Societe Generale SA
7.38% (C), 09/13/2021 (A) (D)	2,200,000	2,204,070
8.00% (C), 09/29/2025 (A) (D)	2,993,000	3,015,448

		61,994,931

Beverages - 0.7%
Cott Beverages, Inc.
5.38%, 07/01/2022	5,312,000	5,439,488
6.75%, 01/01/2020	3,825,000	3,964,612

		9,404,100

Biotechnology - 0.2%
Concordia International Corp.
7.00%, 04/15/2023 (A) (B)	1,595,000	585,166
9.00%, 04/01/2022 (A) (B)	832,000	706,160
9.50%, 10/21/2022 (A) (B)	2,787,000	1,184,475

		2,475,801

Building Products - 3.7%
Airxcel, Inc.
8.50%, 02/15/2022 (A) (E)	2,680,000	2,733,600
Associated Materials LLC / AMH New Finance, Inc.
9.00%, 01/01/2024 (A)	14,477,000	14,911,310
Boise Cascade Co.
5.63%, 09/01/2024 (A)	2,040,000	2,075,700
Builders FirstSource, Inc.
5.63%, 09/01/2024 (A)	4,557,000	4,682,317
10.75%, 08/15/2023 (A)	4,838,000	5,606,032
Griffon Corp.
5.25%, 03/01/2022	9,452,000	9,546,520
Norbord, Inc.
6.25%, 04/15/2023 (A)	3,198,000	3,321,923
Ply Gem Industries, Inc.
6.50%, 02/01/2022	7,415,000	7,648,522

		50,525,924

Capital Markets - 1.4%
Credit Suisse Group AG
6.25% (C), 12/18/2024 (A) (D)	543,000	535,534
7.50% (C), 12/11/2023 (A) (B) (D)	6,895,000	7,293,945
Deutsche Bank AG
7.50% (C), 04/30/2025 (B) (D)	3,400,000	3,113,244
Goldman Sachs Capital II
4.00% (C), 03/03/2017 (D)	553,000	444,059
Goldman Sachs Group, Inc.
5.70% (C), 05/10/2019 (B) (D)	2,769,000	2,858,023
Morgan Stanley
5.45% (C), 07/15/2019 (D)	1,062,000	1,077,930
5.55% (C), 07/15/2020 (B) (D)	4,000,000	4,105,000

		19,427,735

Chemicals - 1.1%
Hexion, Inc.
6.63%, 04/15/2020	10,093,000	9,411,722
10.00%, 04/15/2020	620,000	628,525
Tronox Finance LLC
6.38%, 08/15/2020	2,099,000	2,017,664
7.50%, 03/15/2022 (A) (B)	3,100,000	3,022,500

		15,080,411

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2017 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies - 0.5%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.25%, 03/15/2025 (A) (B)	$ 2,750,000	$ 2,516,250
5.50%, 04/01/2023 (B)	3,747,000	3,634,590
United Rentals North America, Inc.
5.50%, 05/15/2027	1,320,000	1,331,550

		7,482,390

Construction & Engineering - 2.2%
Abengoa Finance SA
7.75%, 02/01/2020 (A) (F) (G) (H)	1,606,000	72,270
Abengoa Greenfield SA
6.50%, 10/01/2019 (A) (F) (G) (H)	2,490,000	112,050
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.88%, 02/15/2021 (A)	8,508,000	8,337,840
Brookfield Residential Properties, Inc.
6.38%, 05/15/2025 (A) (B)	5,102,000	5,153,020
6.50%, 12/15/2020 (A)	531,000	546,930
K Hovnanian Enterprises, Inc.
7.25%, 10/15/2020 (A)	6,811,000	6,588,280
9.13%, 11/15/2020 (A)	2,977,000	2,426,255
Lennar Corp.
4.13%, 01/15/2022	4,550,000	4,588,448
William Lyon Homes, Inc.
5.88%, 01/31/2025 (A)	2,513,000	2,497,294

		30,322,387

Consumer Finance - 3.8%
Ally Financial, Inc.
4.75%, 09/10/2018	2,825,000	2,916,813
5.75%, 11/20/2025 (B)	1,761,000	1,787,415
7.50%, 09/15/2020	2,518,000	2,855,966
8.00%, 03/15/2020	2,163,000	2,459,742
Altice Financing SA
6.63%, 02/15/2023 (A)	3,575,000	3,744,812
7.50%, 05/15/2026 (A)	3,090,000	3,259,950
Altice US Finance I Corp.
5.38%, 07/15/2023 (A)	1,295,000	1,348,419
Navient Corp.
4.88%, 06/17/2019, MTN	2,923,000	2,943,110
5.00%, 06/15/2018, MTN	1,700,000	1,700,000
5.00%, 10/26/2020	98,000	97,265
5.88%, 10/25/2024	3,429,000	3,163,253
6.63%, 07/26/2021	1,609,000	1,637,158
OneMain Financial Holdings LLC
6.75%, 12/15/2019 (A)	2,688,000	2,788,800
7.25%, 12/15/2021 (A)	6,046,000	6,174,477
Springleaf Finance Corp.
5.25%, 12/15/2019	1,000,000	1,005,000
6.00%, 06/01/2020	3,625,000	3,643,125
7.75%, 10/01/2021 (B)	6,643,000	6,925,327
8.25%, 12/15/2020	2,720,000	2,920,600

		51,371,232

Containers & Packaging - 2.0%
ARD Finance SA
7.13%, 09/15/2023
Cash Rate 7.13% (A) (I)	3,139,000	3,190,009
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
3.96% (C), 12/15/2019 (A)	1,260,541	1,281,024
6.00%, 02/15/2025 (A)	1,880,000	1,891,750
7.25%, 05/15/2024 (A)	750,000	803,437

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging (continued)
Ball Corp.
4.38%, 12/15/2020	$ 1,185,000	$ 1,244,991
5.25%, 07/01/2025	2,832,000	2,977,140
Coveris Holdings SA
7.88%, 11/01/2019 (A)	5,255,000	5,281,275
Flex Acquisition Co., Inc.
6.88%, 01/15/2025 (A)	2,563,000	2,605,610
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023 (A) (B)	2,263,000	2,381,807
6.38%, 08/15/2025 (A)	931,000	990,351
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13%, 07/15/2023 (A)	1,313,000	1,342,805
5.75%, 10/15/2020	745,000	767,037
6.88%, 02/15/2021	1,756,447	1,800,903
7.00%, 07/15/2024 (A)	681,000	725,606

		27,283,745

Diversified Financial Services - 1.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.95%, 02/01/2022	795,000	809,914
4.25%, 07/01/2020	900,000	933,471
4.63%, 10/30/2020 - 07/01/2022	575,000	603,558
Glen Meadow Pass-Through Trust
6.51% (C), 02/12/2067 (A)	10,196,000	8,692,090
ILFC E-Capital Trust I
4.67% (C), 12/21/2065 (A)	7,462,000	6,552,285
Jefferies Finance LLC / JFIN Co-Issuer Corp.
7.38%, 04/01/2020 (A)	500,000	505,000
7.50%, 04/15/2021 (A)	3,313,000	3,337,848

		21,434,166

Diversified Telecommunication Services - 8.3%
CenturyLink, Inc.
6.45%, 06/15/2021	3,361,000	3,571,062
7.50%, 04/01/2024 (B)	1,074,000	1,137,098
7.60%, 09/15/2039	8,031,000	7,353,826
7.65%, 03/15/2042	13,799,000	12,548,466
Frontier Communications Corp.
6.88%, 01/15/2025	500,000	419,375
7.63%, 04/15/2024	5,710,000	5,039,075
9.00%, 08/15/2031	7,583,000	6,537,987
10.50%, 09/15/2022	1,060,000	1,104,393
11.00%, 09/15/2025	1,101,000	1,113,386
Hughes Satellite Systems Corp.
5.25%, 08/01/2026 (A)	2,585,000	2,585,000
6.50%, 06/15/2019	743,000	798,725
6.63%, 08/01/2026 (A)	3,696,000	3,816,120
7.63%, 06/15/2021	10,624,000	11,694,262
Intelsat Jackson Holdings SA
7.25%, 04/01/2019 (B)	5,411,000	4,650,078
7.50%, 04/01/2021 (B)	633,000	490,575
8.00%, 02/15/2024 (A) (B)	722,000	749,075
SFR Group SA
7.38%, 05/01/2026 (A)	6,954,000	7,136,542
Sprint Capital Corp.
6.90%, 05/01/2019	3,343,000	3,568,653
8.75%, 03/15/2032	1,386,000	1,590,435
UPCB Finance IV, Ltd.
5.38%, 01/15/2025 (A)	3,140,000	3,187,100
Virgin Media Finance PLC
5.75%, 01/15/2025 (A)	5,065,000	5,140,975
6.38%, 04/15/2023 (A)	7,835,000	8,226,750
Virgin Media Secured Finance PLC
5.25%, 01/15/2026 (A)	3,060,000	3,070,312
5.50%, 08/15/2026 (A)	900,000	913,500

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2017 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Wind Acquisition Finance SA
4.75%, 07/15/2020 (A)	$ 4,070,000	$ 4,141,225
7.38%, 04/23/2021 (A)	7,936,000	8,252,646
Windstream Services LLC
6.38%, 08/01/2023	960,000	859,200
7.50%, 04/01/2023 (B)	1,689,000	1,612,995
7.75%, 10/01/2021 (B)	2,125,000	2,167,946

		113,476,782

Electric Utilities - 1.1%
Elwood Energy LLC
8.16%, 07/05/2026	3,633,680	4,069,722
Homer City Generation, LP
8.14%, 10/01/2019 (F) (G)	2,220,483	888,193
8.73%, 10/01/2026 (F) (G)	6,137,938	2,455,175
Red Oak Power LLC
9.20%, 11/30/2029	4,740,000	4,923,675
Terraform Global Operating LLC
9.75%, 08/15/2022 (A)	2,261,000	2,492,753

		14,829,518

Electronic Equipment, Instruments & Components - 0.4%
Belden, Inc.
5.50%, 09/01/2022 (A)	4,262,000	4,400,515
Sanmina Corp.
4.38%, 06/01/2019 (A)	1,071,000	1,103,130

		5,503,645

Energy Equipment & Services - 2.9%
CSI Compressco, LP / CSI Compressco Finance, Inc.
7.25%, 08/15/2022	4,049,000	3,887,040
Genesis Energy, LP / Genesis Energy Finance Corp.
6.75%, 08/01/2022	4,360,000	4,610,700
Noble Holding International, Ltd.
6.05%, 03/01/2041	2,022,000	1,567,050
8.20%, 04/01/2045	1,723,000	1,595,929
NuStar Logistics, LP
4.80%, 09/01/2020	4,236,000	4,310,130
6.75%, 02/01/2021	2,590,000	2,803,675
8.15%, 04/15/2018	960,000	1,022,400
Rowan Cos., Inc.
4.88%, 06/01/2022	3,162,000	3,007,853
7.38%, 06/15/2025	400,000	418,000
Sabine Pass Liquefaction LLC
5.63%, 02/01/2021 - 03/01/2025	5,854,000	6,347,695
5.88%, 06/30/2026 (A)	4,682,000	5,191,167
Weatherford International LLC
6.80%, 06/15/2037	2,326,000	1,994,545
Weatherford International, Ltd.
6.75%, 09/15/2040	3,302,000	2,765,425

		39,521,609

Equity Real Estate Investment Trusts - 1.4%
CBL & Associates, LP
5.25%, 12/01/2023	5,267,000	5,223,036
5.95%, 12/15/2026	1,448,000	1,434,141
Communications Sales & Leasing, Inc. / CSL Capital LLC
7.13%, 12/15/2024 (A)	1,907,000	1,940,373
8.25%, 10/15/2023	4,759,000	5,163,515
Iron Mountain US Holdings, Inc.
5.38%, 06/01/2026 (A)	1,930,000	1,857,625

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Iron Mountain, Inc.
4.38%, 06/01/2021 (A)	$ 1,184,000	$ 1,219,520
Starwood Property Trust, Inc.
5.00%, 12/15/2021 (A)	1,103,000	1,120,924
VEREIT Operating Partnership, LP
4.13%, 06/01/2021	1,270,000	1,288,796

		19,247,930

Food & Staples Retailing - 0.9%
Albertsons Cos. LLC / Safeway, Inc.
5.75%, 03/15/2025 (A)	2,750,000	2,732,812
6.63%, 06/15/2024 (A)	3,829,000	3,990,584
Rite Aid Corp.
6.13%, 04/01/2023 (A)	1,675,000	1,744,094
6.75%, 06/15/2021	3,887,000	4,042,480

		12,509,970

Food Products - 1.3%
JBS USA LUX SA / JBS USA Finance, Inc.
5.75%, 06/15/2025 (A)	5,421,000	5,564,656
7.25%, 06/01/2021 (A)	2,913,000	3,009,129
Pilgrim’s Pride Corp.
5.75%, 03/15/2025 (A)	2,105,000	2,119,482
Post Holdings, Inc.
7.38%, 02/15/2022	2,215,000	2,298,063
8.00%, 07/15/2025 (A)	3,915,000	4,404,375

		17,395,705

Gas Utilities - 0.2%
Ferrellgas, LP / Ferrellgas Finance Corp.
6.75%, 06/15/2023	3,432,000	3,423,420

Health Care Equipment & Supplies - 1.8%
DJO Finco, Inc. / DJO Finance LLC
8.13%, 06/15/2021 (A)	6,471,000	5,597,415
Hologic, Inc.
5.25%, 07/15/2022 (A)	2,868,000	2,989,890
Mallinckrodt International Finance SA
4.75%, 04/15/2023	5,937,000	4,898,025
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.50%, 04/15/2025 (A) (B)	2,675,000	2,303,844
5.75%, 08/01/2022 (A) (B)	3,836,000	3,557,890
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA
6.63%, 05/15/2022 (A)	5,256,000	4,756,680

		24,103,744

Health Care Providers & Services - 5.8%
CHS / Community Health Systems, Inc.
5.13%, 08/01/2021 (B)	809,000	762,483
6.88%, 02/01/2022	8,060,000	5,863,650
7.13%, 07/15/2020	7,490,000	6,141,800
8.00%, 11/15/2019 (B)	5,170,000	4,601,300
DaVita, Inc.
5.13%, 07/15/2024	775,000	765,313
5.75%, 08/15/2022	4,835,000	5,022,356
HCA Holdings, Inc.
6.25%, 02/15/2021	6,185,000	6,633,412
HCA, Inc.
5.25%, 04/15/2025 - 06/15/2026	5,094,000	5,337,284
5.88%, 02/15/2026	1,804,000	1,876,160
7.50%, 02/15/2022	9,886,000	11,245,325
HealthSouth Corp.
5.75%, 11/01/2024 - 09/15/2025	6,103,000	6,185,743

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2017 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
LifePoint Health, Inc.
5.38%, 05/01/2024 (A)	$ 2,834,000	$ 2,713,555
5.50%, 12/01/2021	1,477,000	1,513,925
5.88%, 12/01/2023	1,981,000	1,971,095
Tenet Healthcare Corp.
4.38%, 10/01/2021	3,045,000	3,062,143
5.00%, 03/01/2019	2,042,000	2,008,818
6.00%, 10/01/2020	1,293,000	1,364,115
6.75%, 06/15/2023 (B)	1,367,000	1,291,815
8.13%, 04/01/2022	7,810,000	7,888,100
Universal Health Services, Inc.
4.75%, 08/01/2022 (A)	2,477,000	2,492,481

		78,740,873

Hotels, Restaurants & Leisure - 5.3%
Boyd Gaming Corp.
6.38%, 04/01/2026 (A)	635,000	681,038
6.88%, 05/15/2023	4,633,000	4,974,915
FelCor Lodging, LP
5.63%, 03/01/2023	4,755,000	4,921,425
International Game Technology PLC
6.25%, 02/15/2022 (A)	1,479,000	1,576,052
6.50%, 02/15/2025 (A)	9,162,000	9,894,960
MGM Resorts International
6.00%, 03/15/2023	3,410,000	3,665,750
6.63%, 12/15/2021	4,410,000	4,917,150
6.75%, 10/01/2020	2,134,000	2,363,405
11.38%, 03/01/2018	1,331,000	1,457,445
NCL Corp., Ltd.
4.63%, 11/15/2020 (A)	3,565,000	3,645,212
4.75%, 12/15/2021 (A)	3,109,000	3,134,805
Penn National Gaming, Inc.
5.63%, 01/15/2027 (A)	650,000	650,826
Rivers Pittsburgh Borrower, LP / Rivers Pittsburgh Finance Corp.
6.13%, 08/15/2021 (A)	4,315,000	4,433,662
Scientific Games International, Inc.
7.00%, 01/01/2022 (A)	1,050,000	1,122,187
10.00%, 12/01/2022	13,824,000	14,164,347
Viking Cruises, Ltd.
6.25%, 05/15/2025 (A)	3,502,000	3,361,920
8.50%, 10/15/2022 (A)	6,671,000	7,012,889

		71,977,988

Household Durables - 2.4%
Beazer Homes USA, Inc.
5.75%, 06/15/2019	675,000	702,000
7.25%, 02/01/2023	5,528,000	5,735,300
7.50%, 09/15/2021	784,000	813,400
8.75%, 03/15/2022 (A)	1,295,000	1,408,312
KB Home
7.00%, 12/15/2021	767,000	826,443
7.25%, 06/15/2018	2,765,000	2,930,900
7.50%, 09/15/2022	3,065,000	3,317,862
7.63%, 05/15/2023	3,965,000	4,242,550
8.00%, 03/15/2020	990,000	1,100,138
Meritage Homes Corp.
4.50%, 03/01/2018	2,098,000	2,129,470
7.00%, 04/01/2022	115,000	126,500
7.15%, 04/15/2020	3,883,000	4,251,885
Tempur Sealy International, Inc.
5.50%, 06/15/2026	2,961,000	2,916,585
5.63%, 10/15/2023 (B)	2,797,000	2,817,977

		33,319,322

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Household Products - 0.4%
Kronos Acquisition Holdings, Inc.
9.00%, 08/15/2023 (A)	$ 5,900,000	$ 5,959,000

Independent Power & Renewable Electricity Producers - 3.1%
Calpine Corp.
5.25%, 06/01/2026 (A)	2,336,000	2,353,520
5.38%, 01/15/2023 (B)	500,000	492,500
5.75%, 01/15/2025 (B)	2,635,000	2,575,713
6.00%, 01/15/2022 (A)	7,560,000	7,909,650
Dynegy, Inc.
6.75%, 11/01/2019	1,420,000	1,457,275
7.63%, 11/01/2024 (B)	3,507,000	3,340,417
8.00%, 01/15/2025 (A)	3,940,000	3,782,400
NRG Energy, Inc.
6.63%, 03/15/2023	1,500,000	1,545,000
6.63%, 01/15/2027 (A)	1,897,000	1,882,773
7.25%, 05/15/2026 (A) (B)	5,945,000	6,219,956
7.88%, 05/15/2021	9,716,000	10,080,350

		41,639,554

Insurance - 1.2%
Genworth Holdings, Inc.
4.80%, 02/15/2024	2,000,000	1,620,000
4.90%, 08/15/2023	1,857,000	1,522,740
7.20%, 02/15/2021	1,529,000	1,414,325
7.63%, 09/24/2021	1,238,000	1,142,055
Lincoln National Corp.
3.26% (C), 05/17/2066	12,759,000	10,908,945

		16,608,065

IT Services - 0.6%
First Data Corp.
5.00%, 01/15/2024 (A)	1,451,000	1,470,052
5.75%, 01/15/2024 (A)	2,000,000	2,062,500
6.75%, 11/01/2020 (A)	2,619,000	2,707,391
7.00%, 12/01/2023 (A)	1,355,000	1,436,977

		7,676,920

Machinery - 1.5%
CNH Industrial Capital LLC
3.88%, 07/16/2018 - 10/15/2021	4,665,000	4,695,467
Cortes NP Acquisition Corp.
9.25%, 10/15/2024 (A)	2,463,000	2,603,071
Meritor, Inc.
6.25%, 02/15/2024	5,291,000	5,318,513
6.75%, 06/15/2021	1,047,000	1,083,645
Novelis Corp.
5.88%, 09/30/2026 (A)	1,241,000	1,259,615
6.25%, 08/15/2024 (A)	600,000	631,500
Wise Metals Group LLC / Wise Alloys Finance Corp.
8.75%, 12/15/2018 (A) (B)	2,192,000	2,266,616
Xerium Technologies, Inc.
9.50%, 08/15/2021	2,318,000	2,335,385

		20,193,812

Media - 7.8%
Cablevision Systems Corp.
7.75%, 04/15/2018	4,224,000	4,445,760
8.00%, 04/15/2020 (B)	3,987,000	4,406,432
8.63%, 09/15/2017	3,604,000	3,736,916
CBS Radio, Inc.
7.25%, 11/01/2024 (A)	1,020,000	1,062,707

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2017 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 02/15/2023	$ 2,675,000	$ 2,775,313
5.50%, 05/01/2026 (A)	488,000	511,180
5.75%, 02/15/2026 (A)	400,000	423,875
5.88%, 04/01/2024 (A)	1,000,000	1,073,130
Cequel Communications Holdings I LLC / Cequel Capital Corp.
6.38%, 09/15/2020 (A)	1,822,000	1,872,105
7.75%, 07/15/2025 (A) (B)	550,000	608,438
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	7,289,000	7,456,101
7.63%, 03/15/2020	14,403,000	14,346,877
CSC Holdings LLC
6.63%, 10/15/2025 (A)	2,290,000	2,498,963
10.13%, 01/15/2023 (A)	2,422,000	2,808,018
10.88%, 10/15/2025 (A)	2,637,000	3,138,030
DISH DBS Corp.
5.00%, 03/15/2023	2,820,000	2,774,175
5.88%, 11/15/2024	6,100,000	6,168,625
7.75%, 07/01/2026	5,285,000	5,915,923
7.88%, 09/01/2019	3,950,000	4,349,937
iHeartCommunications, Inc.
9.00%, 03/01/2021	440,000	328,900
10.63%, 03/15/2023 (B)	2,082,000	1,639,575
Regal Entertainment Group
5.75%, 06/15/2023 - 02/01/2025	3,022,000	3,098,773
Unitymedia GmbH
6.13%, 01/15/2025 (A)	2,876,000	2,973,065
Univision Communications, Inc.
5.13%, 02/15/2025 (A)	1,444,000	1,378,125
6.75%, 09/15/2022 (A)	18,385,000	19,281,269
Ziggo Secured Finance BV
5.50%, 01/15/2027 (A)	7,617,000	7,588,436

		106,660,648

Metals & Mining - 2.2%
ArcelorMittal
8.00%, 10/15/2039	4,255,000	4,733,687
Constellium NV
5.75%, 05/15/2024 (A)	3,705,000	3,566,062
7.88%, 04/01/2021 (A)	908,000	974,965
8.00%, 01/15/2023 (A) (B)	3,230,000	3,407,650
FMG Resources Pty, Ltd.
9.75%, 03/01/2022 (A)	946,000	1,097,360
Freeport-McMoRan, Inc.
5.45%, 03/15/2043	3,800,000	3,268,000
6.50%, 11/15/2020 (A)	956,000	979,900
6.75%, 02/01/2022 (A)	1,783,000	1,858,778
6.88%, 02/15/2023 (A)	3,160,000	3,294,300
Teck Resources, Ltd.
3.75%, 02/01/2023 (B)	882,000	856,643
6.00%, 08/15/2040	4,268,000	4,278,670
8.00%, 06/01/2021 (A)	563,000	620,708
8.50%, 06/01/2024 (A)	563,000	655,191

		29,591,914

Multiline Retail - 0.1%
Dollar Tree, Inc.
5.75%, 03/01/2023	1,138,000	1,205,142

Oil, Gas & Consumable Fuels - 6.9%
Alta Mesa Holdings, LP / Alta Mesa Finance Services Corp.
7.88%, 12/15/2024 (A)	3,143,000	3,378,725
Antero Resources Corp.
5.38%, 11/01/2021	1,360,000	1,395,700

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Callon Petroleum Co.
6.13%, 10/01/2024 (A)	$ 2,662,000	$ 2,818,392
Carrizo Oil & Gas, Inc.
7.50%, 09/15/2020	2,481,000	2,574,037
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/2025 (A)	2,425,000	2,564,438
Chesapeake Energy Corp.
8.00%, 12/15/2022 (A) (B)	4,383,000	4,678,852
CITGO Holding, Inc.
10.75%, 02/15/2020 (A)	6,957,000	7,432,163
CITGO Petroleum Corp.
6.25%, 08/15/2022 (A)	2,901,000	3,002,535
Concho Resources, Inc.
5.50%, 04/01/2023	2,784,000	2,888,400
Continental Resources, Inc.
4.50%, 04/15/2023	1,669,000	1,648,138
5.00%, 09/15/2022 (B)	2,328,000	2,374,560
Diamondback Energy, Inc.
4.75%, 11/01/2024 (A)	1,184,000	1,182,520
EnLink Midstream Partners, LP
4.15%, 06/01/2025	1,240,000	1,218,528
5.05%, 04/01/2045	3,302,000	3,036,149
EP Energy LLC / Everest Acquisition Finance, Inc.
8.00%, 11/29/2024 (A) (B)	957,000	1,033,560
Gulfport Energy Corp.
6.00%, 10/15/2024 (A)	1,054,000	1,073,763
6.38%, 05/15/2025 (A)	2,952,000	3,025,800
Kinder Morgan, Inc.
7.75%, 01/15/2032, MTN	1,196,000	1,492,974
8.05%, 10/15/2030, MTN	486,000	599,786
Oasis Petroleum, Inc.
6.50%, 11/01/2021	706,000	721,885
ONEOK, Inc.
7.50%, 09/01/2023	3,027,000	3,518,887
Parsley Energy LLC / Parsley Finance Corp.
5.38%, 01/15/2025 (A)	1,489,000	1,526,225
PDC Energy, Inc.
6.13%, 09/15/2024 (A)	4,794,000	5,009,730
Rose Rock Midstream, LP / Rose Rock Finance Corp.
5.63%, 11/15/2023	2,018,000	1,995,298
SM Energy Co.
5.63%, 06/01/2025 (B)	929,000	905,775
6.50%, 11/15/2021 (B)	3,027,000	3,121,594
6.50%, 01/01/2023	723,000	744,690
6.75%, 09/15/2026 (B)	474,000	492,960
Sunoco, LP / Sunoco Finance Corp.
5.50%, 08/01/2020	2,311,000	2,362,998
6.25%, 04/15/2021	3,118,000	3,196,917
6.38%, 04/01/2023	4,755,000	4,881,007
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
5.00%, 01/15/2018 (B)	2,682,000	2,728,935
5.13%, 02/01/2025 (A)	1,670,000	1,728,450
6.75%, 03/15/2024	1,695,000	1,851,788
Tesoro Logistics, LP / Tesoro Logistics Finance Corp.
6.38%, 05/01/2024	1,525,000	1,656,531
Whiting Petroleum Corp.
5.75%, 03/15/2021 (B)	2,917,000	2,946,170

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2017 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
WildHorse Resource Development Corp.
6.88%, 02/01/2025 (A) (E)	$ 3,269,000	$ 3,256,741
WPX Energy, Inc.
8.25%, 08/01/2023	2,865,000	3,258,937

		93,324,538

Personal Products - 0.6%
Revlon Consumer Products Corp.
5.75%, 02/15/2021	7,614,000	7,614,000

Pharmaceuticals - 1.4%
Endo, Ltd. / Endo Finance LLC
6.00%, 07/15/2023 (A)	5,732,000	4,886,530
Valeant Pharmaceuticals International, Inc.
5.63%, 12/01/2021 (A)	1,430,000	1,129,700
5.88%, 05/15/2023 (A)	10,687,000	8,135,479
6.38%, 10/15/2020 (A) (B)	3,842,000	3,366,552
7.50%, 07/15/2021 (A)	1,453,000	1,262,294

		18,780,555

Professional Services - 0.4%
Ceridian HCM Holding, Inc.
11.00%, 03/15/2021 (A)	5,711,000	5,939,440

Road & Rail - 0.4%
Hertz Corp.
5.50%, 10/15/2024 (A) (B)	2,750,000	2,310,000
Park Aerospace Holdings, Ltd.
5.25%, 08/15/2022 (A) (E)	3,051,000	3,127,275

		5,437,275

Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc.
7.50%, 09/15/2023 (A)	639,000	709,290

Software - 0.7%
Infor US, Inc.
5.75%, 08/15/2020 (A)	1,288,000	1,339,520
6.50%, 05/15/2022	5,639,000	5,787,024
Sophia, LP / Sophia Finance, Inc.
9.00%, 09/30/2023 (A)	2,384,000	2,527,040

		9,653,584

Specialty Retail - 1.0%
Claire’s Stores, Inc.
6.13%, 03/15/2020 (A)	600,000	270,000
9.00%, 03/15/2019 (A)	5,986,000	2,873,280
L Brands, Inc.
6.75%, 07/01/2036	3,692,000	3,562,780
6.88%, 11/01/2035	3,968,000	3,868,800
Men’s Wearhouse, Inc.
7.00%, 07/01/2022	3,998,000	3,748,125

		14,322,985

Technology Hardware, Storage & Peripherals - 2.5%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
5.45%, 06/15/2023 (A)	2,173,000	2,334,158
5.88%, 06/15/2021 (A)	1,031,000	1,087,564
7.13%, 06/15/2024 (A)	1,031,000	1,128,820
8.35%, 07/15/2046 (A)	1,560,000	1,947,810
Diebold Nixdorf, Inc.
8.50%, 04/15/2024	3,885,000	4,244,363
Riverbed Technology, Inc.
8.88%, 03/01/2023 (A)	4,702,000	4,995,875

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals (continued)
Seagate HDD Cayman
4.25%, 03/01/2022 (E)	$ 1,265,000	$ 1,257,587
4.75%, 06/01/2023 - 01/01/2025	4,872,000	4,842,345
4.88%, 06/01/2027	3,615,000	3,396,484
5.75%, 12/01/2034	1,900,000	1,713,800
Western Digital Corp.
7.38%, 04/01/2023 (A)	2,400,000	2,640,000
10.50%, 04/01/2024 (A)	4,222,000	4,971,405

		34,560,211

Textiles, Apparel & Luxury Goods - 0.5%
Levi Strauss & Co.
6.88%, 05/01/2022	6,209,000	6,479,092

Trading Companies & Distributors - 0.7%
International Lease Finance Corp.
5.88%, 04/01/2019	1,250,000	1,333,338
United Rentals North America, Inc.
5.50%, 07/15/2025	4,807,000	4,987,262
7.63%, 04/15/2022	2,903,000	3,040,893

		9,361,493

Wireless Telecommunication Services - 3.2%
Sprint Communications, Inc.
9.00%, 11/15/2018 (A)	20,359,000	22,293,105
11.50%, 11/15/2021	4,758,000	5,911,815
Sprint Corp.
7.88%, 09/15/2023	3,868,000	4,225,790
T-Mobile USA, Inc.
6.13%, 01/15/2022	702,000	742,365
6.25%, 04/01/2021	3,000,000	3,108,600
6.63%, 04/01/2023	1,881,000	1,998,939
6.73%, 04/28/2022	4,939,000	5,136,560

		43,417,174

Total Corporate Debt Securities (Cost $1,252,768,002)		1,262,306,178

LOAN ASSIGNMENTS - 2.1%
Automobiles - 0.3%
FCA US LLC
Term Loan B,
3.53% (C), 05/24/2017	4,000,000	3,999,752

Commercial Services & Supplies - 0.3%
Advanced Disposal Services, Inc.
Term Loan B3,
3.50% (C), 11/10/2023	3,979,156	4,015,219

Containers & Packaging - 0.4%
Reynolds Group Holdings, Inc.
Term Loan,
4.25% (C), 02/05/2023	4,987,500	4,998,931

IT Services - 0.4%
First Data Corp.
Repriced Term Loan,
3.78% (C), 07/10/2022	2,798,860	2,815,852
Term Loan,
3.78% (C), 03/24/2021	2,368,668	2,380,142

		5,195,994

Machinery - 0.2%
Cortes NP Acquisition Corp.
Term Loan B,
6.03% (C), 11/30/2023	3,025,000	3,058,087

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2017 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Marine - 0.2%
Commercial Barge Line Co.
1st Lien Term Loan,
9.75% (C), 11/12/2020	$ 2,636,288	$ 2,497,882

Metals & Mining - 0.0% (J)
Atkore International, Inc.
1st Lien Term Loan,
4.00% (C), 12/15/2023	654,925	659,634

Oil, Gas & Consumable Fuels - 0.2%
CITGO Holding, Inc.
Term Loan B,
9.50% (C), 05/12/2018	2,250,351	2,285,232

Software - 0.1%
Kronos, Inc.
2nd Lien Term Loan,
9.25% (C), 11/01/2024	2,022,000	2,084,239

Total Loan Assignments (Cost $28,553,631)		28,794,970

	Shares	Value
COMMON STOCK - 0.4%
Building Products - 0.4%
Associated Materials Group, Inc. (G) (H) (K) (L)	4,964,000	4,765,440

Total Common Stock (Cost $4,765,440)		4,765,440

PREFERRED STOCK - 1.1%
Banks - 1.1%
GMAC Capital Trust I
Series 2, 6.69% (C)	591,125	15,191,913

Total Preferred Stock (Cost $15,121,012)		15,191,913

WARRANT - 0.0% (J)
Building Products - 0.0% (J)
Associated Materials Group, Inc. (G) (H) (K) (L)
Exercise Price $0
Expiration Date 11/17/2023	70,518	58,530

Total Warrant (Cost $0)		58,530

SECURITIES LENDING COLLATERAL - 6.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.52% (M)	92,393,132	92,393,132

Total Securities Lending Collateral (Cost $92,393,132)		92,393,132

Principal	Value
REPURCHASE AGREEMENT - 2.9%

State Street Bank & Trust Co. 0.03% (M), dated 01/31/2017, to be repurchased at $39,390,399 on 02/01/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2019, and with a value of $40,178,501.

$ 39,390,366	$ 39,390,366

Total Repurchase Agreement (Cost $39,390,366)	39,390,366

Total Investments (Cost $1,432,991,583) (N)	1,442,900,529
Net Other Assets (Liabilities) - (6.0)%	(81,392,780)

Net Assets - 100.0%	$ 1,361,507,749

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2017 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (O)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (P)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$1,262,306,178	$—	$1,262,306,178
Loan Assignments	—	28,794,970	—	28,794,970
Common Stock	—	—	4,765,440	4,765,440
Preferred Stock	15,191,913	—	—	15,191,913
Warrant	—	—	58,530	58,530
Securities Lending Collateral	92,393,132	—	—	92,393,132
Repurchase Agreement	—	39,390,366	—	39,390,366

Total Investments	$107,585,045	$1,330,491,514	$4,823,970	$1,442,900,529

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the total value of 144A securities is $557,429,757, representing 40.9% of the Fund’s net assets.

(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $90,503,598. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Floating or variable rate securities. The rates disclosed are as of January 31, 2017.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after January 31, 2017.
(F)	Securities in default.
(G)	Non-income producing securities.
(H)	Illiquid securities. At January 31, 2017, total value of illiquid securities is $5,008,290, representing 0.4% of the Fund’s net assets.
(I)

Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(J)	Percentage rounds to less than 0.1% or (0.1)%.
(K)

Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2017, total value of securities is $4,823,970, representing 0.4% of the Fund’s net assets.

(L)	Securities are Level 3 of the fair value hierarchy.
(M)	Rates disclosed reflect the yields at January 31, 2017.
(N)

Aggregate cost for federal income tax purposes is $1,432,991,583. Aggregate gross unrealized appreciation and depreciation for all securities is $44,804,618 and $34,895,672, respectively. Net unrealized appreciation for tax purposes is $9,908,946.

(O)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(P)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 8	January 31, 2017 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS

At January 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 83.8%
Alabama - 0.0% (A)
County of Perry, General Obligation Unlimited
Series A,
5.50%, 12/01/2040	$ 30,000	$ 30,852

Arizona - 2.3%
Arizona Health Facilities Authority, Revenue Bonds
2.75% (B), 12/01/2039	200,000	191,516
Series A,
5.00%, 01/01/2022	175,000	200,170
Industrial Development Authority of the City of Phoenix, Revenue Bonds
4.63%, 07/01/2026 (C) (D)	600,000	578,874
Series A, AMBAC,
4.50%, 07/01/2032	40,000	40,099
Industrial Development Authority of the County of Pima, Revenue Bonds
6.00%, 07/01/2050 (E)	15,000	8,400
Series A,
5.63%, 07/01/2038	25,000	23,618
Series R,
2.88%, 07/01/2021	250,000	245,915
Industrial Development Authority of the County of Yavapai, Revenue Bonds
Series B,
4.50%, 09/01/2018 (C)	135,000	134,417
La Paz County Industrial Development Authority, Revenue Bonds
Series A,
4.38%, 02/15/2028 (C) (D)	210,000	198,708
Maricopa County Industrial Development Authority, Revenue Bonds
5.00%, 07/01/2036	610,000	638,908

		2,260,625

California - 6.7%
Aromas-San Juan Unified School District, General Obligation Unlimited
Series B, AGM,
Zero Coupon (F), 08/01/2042	300,000	156,546
California County Tobacco Securitization Agency, Revenue Bonds
5.70% (F), 06/01/2046	250,000	254,240
California Health Facilities Financing Authority, Revenue Bonds
4.50%, 02/01/2022	65,000	71,938
California Municipal Finance Authority, Revenue Bonds
5.13%, 07/01/2035 (C)	450,000	458,604
California School Finance Authority, Revenue Bonds
Series A,
5.35%, 08/01/2024 (E)	280,000	295,876
California Statewide Communities Development Authority, Revenue Bonds
Series A,
5.25%, 12/01/2056 (C)	500,000	514,460

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Coachella Valley Unified School District, General Obligation Unlimited
Series C, AGM,
Zero Coupon, 08/01/2037 - 08/01/2038	$ 35,000	$ 13,770
Cypress School District, General Obligation Unlimited
Zero Coupon (F), 08/01/2050	100,000	60,074
Golden State Tobacco Securitization Corp., Revenue Bonds
Series A-1,
5.13%, 06/01/2047	200,000	186,004
5.75%, 06/01/2047	60,000	58,946
Hesperia Unified School District, Certificate of Participation
BAM,
3.00%, 02/01/2034	275,000	251,196
Lakeport Redevelopment Agency Successor Agency, Tax Allocation
AGM,
4.00%, 09/01/2026	205,000	220,307
Lincoln Unified School District, Certificate of Participation
BAM,
5.00%, 09/01/2023 - 09/01/2025	1,175,000	1,351,801
Oxnard School District, Certificate of Participation
BAM,
2.00% (B), 08/01/2045	500,000	477,400
Pioneer Union Elementary School District, Certificate of Participation
MAC,
3.00%, 08/01/2025	120,000	123,933
Porterville Redevelopment Agency Successor Agency, Tax Allocation
Series A, AGM,
4.00%, 06/01/2035	500,000	501,525
Santee School District, General Obligation Unlimited
Series E, AGM,
Zero Coupon, 05/01/2051	150,000	30,349
Sutter Butte Flood Agency, Special Assessment
BAM,
3.50%, 10/01/2030	1,305,000	1,315,166
Tobacco Securitization Authority of Southern California, Revenue Bonds
Series A1,
5.13%, 06/01/2046	30,000	28,680
Truckee-Donner Recreation & Park District, Certificate of Participation
AGM,
4.00%, 09/01/2023 - 09/01/2024	250,000	278,082

		6,648,897

Colorado - 2.5%
Colorado Educational & Cultural Facilities Authority, Revenue Bonds
3.25%, 06/01/2046	865,000	698,773
3.75%, 06/15/2047	925,000	822,760
Series A,
3.25%, 12/15/2036	450,000	387,846
Gateway Regional Metropolitan District, General Obligation Limited
AGM,
3.13%, 12/01/2041	140,000	124,064
3.25%, 12/01/2045	450,000	395,347

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2017 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Heather Ridge Metropolitan District No. 1, General Obligation Unlimited
AGM,
3.25%, 12/01/2039	$ 100,000	$ 90,230

		2,519,020

Delaware - 0.7%
Delaware State Economic Development Authority, Revenue Bonds
Series A,
5.00%, 09/01/2036 - 09/01/2046	670,000	683,611

District of Columbia - 2.1%
District of Columbia, Revenue Bonds
5.00%, 06/01/2046	1,000,000	1,006,610
District of Columbia Tobacco Settlement Financing Corp., Revenue Bonds
6.75%, 05/15/2040	1,000,000	1,024,980

		2,031,590

Florida - 3.5%
Cape Coral Health Facilities Authority, Revenue Bonds
6.00%, 07/01/2050 (C)	300,000	311,310
Capital Projects Finance Authority, Revenue Bonds
Series F1, NATL,
5.00%, 10/01/2031	60,000	59,995
Capital Trust Agency, Inc., Revenue Bonds
Series A,
5.00%, 07/01/2050	550,000	528,418
City of Port St. Lucie, Special Assessment
3.25%, 07/01/2045	2,500,000	2,129,950
County of Miami-Dade, Revenue Bonds
5.00%, 10/01/2026	140,000	165,044
Florida Development Finance Corp., Revenue Bonds
Series A,
6.00%, 02/15/2037 (D) (E)	10,000	9,465
Florida Housing Finance Corp., Revenue Bonds
Series A, GNMA, FNMA, FHLMC,
3.20%, 07/01/2030	300,000	297,087

		3,501,269

Georgia - 0.1%
Main Street Natural Gas, Inc., Revenue Bonds
Series B,
5.00%, 03/15/2018	50,000	51,616

Guam - 0.1%
Guam Power Authority, Revenue Bonds
Series A,
5.00%, 10/01/2034	100,000	103,991

Hawaii - 0.2%
State of Hawaii Department of Transportation, Revenue Bonds
5.63%, 11/15/2027 (E)	200,000	200,724

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Idaho - 0.5%
Idaho Health Facilities Authority, Revenue Bonds
6.00%, 03/01/2029	$ 20,000	$ 20,026
Idaho Housing & Finance Association, Revenue Bonds
Series A,
5.00%, 06/01/2035 (E)	425,000	440,202

		460,228

Illinois - 9.1%
Chicago O’Hare International Airport, Revenue Bonds
Series D,
5.00%, 01/01/2044	50,000	53,562
City of Chicago, General Obligation Unlimited
Series A,
5.00%, 01/01/2019 - 01/01/2033	115,000	109,069
6.00%, 01/01/2038 (G)	1,000,000	1,000,680
Series A, AGM,
4.75%, 01/01/2036	95,000	95,223
5.00%, 01/01/2024 - 01/01/2026	40,000	42,008
Series A, AMBAC,
5.00%, 01/01/2018	50,000	50,188
Series A, NATL,
5.00%, 01/01/2042	200,000	200,496
Series B, AGM,
5.00%, 01/01/2029	40,000	40,319
Series C,
Zero Coupon, 01/01/2024	75,000	49,496
5.00%, 01/01/2026 - 01/01/2038	1,015,000	942,413
Series C, AGM-CR, NATL-RE,
5.00%, 01/01/2031	35,000	35,887
City of Chicago, Revenue Bonds
Series C,
Zero Coupon, 01/01/2030	50,000	21,185
City of Chicago Wastewater Transmission Revenue, Revenue Bonds
Series C,
5.00%, 01/01/2026	210,000	233,451
City of Chicago Waterworks Revenue, Revenue Bonds
5.00%, 11/01/2026	15,000	16,437
Cook County High School District No. 201, General Obligation Limited
Series C, AGM,
Zero Coupon, 12/01/2025	125,000	91,386
Cook County High School District No. 220, General Obligation Limited
BAM-TCRS,
3.00%, 12/01/2022	275,000	282,414
Cook County School District No. 132, General Obligation Limited
Series A, AGM,
4.10%, 12/01/2024	378,000	395,036
Illinois Finance Authority, Revenue Bonds
5.25%, 11/15/2026	200,000	200,462
Series C,
5.00%, 08/15/2021	30,000	33,748
Illinois Housing Development Authority, Revenue Bonds
Series A-1,
2.40%, 07/01/2021	185,000	186,236
2.60%, 01/01/2022	375,000	378,630
Series M,
4.40%, 07/01/2036	25,000	25,007

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2017 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Kankakee County Public Building Commission, Revenue Bonds
AMBAC,
3.90%, 12/01/2017	$ 55,000	$ 55,068
Lake County School District No. 38, General Obligation Unlimited
AMBAC,
Zero Coupon, 02/01/2020	60,000	54,955
Metropolitan Pier & Exposition Authority, Revenue Bonds
Series B, AGM,
5.00%, 06/15/2050	20,000	20,861
Southern Illinois University, Certificate of Participation
Series A-1, BAM,
4.50%, 02/15/2031 - 02/15/2032	105,000	108,089
St. Clair County Community Consolidated School District No. 90, General Obligation Unlimited
AMBAC, BAM-TCRS,
Zero Coupon, 12/01/2023	500,000	410,100
State of Illinois, General Obligation Unlimited
AGM,
4.25%, 04/01/2033	50,000	50,429
Series B,
5.25%, 01/01/2019	30,000	31,287
Stephenson County School District No. 145, General Obligation Limited
AMBAC,
Zero Coupon, 01/01/2021	30,000	26,988
Village of Elk Grove Village, General Obligation Unlimited
4.00%, 01/01/2022	60,000	65,917
Village of North Riverside, Revenue Bonds
AGM,
3.63%, 12/01/2030	565,000	562,288
Western Illinois Economic Development Authority, Revenue Bonds
4.00%, 06/01/2033 - 06/01/2036	3,180,000	2,772,571
Will County Community High School District No. 210, General Obligation Unlimited
Zero Coupon, 01/01/2025	115,000	79,981
Series A,
5.00%, 01/01/2027	55,000	51,556
Williamson County Community Unit School District No. 5, General Obligation Unlimited
Series B, AGC,
Zero Coupon, 01/01/2041	1,185,000	233,646

		9,007,069

Indiana - 2.0%
East Chicago Sanitary District, Revenue Bonds
4.00%, 07/15/2031	1,440,000	1,481,400
Hamilton County Redevelopment Commission, Tax Allocation
5.00%, 02/01/2025	75,000	75,107
Hamilton Southeastern Consolidated School Building Corp., Revenue Bonds
5.00%, 01/15/2026	160,000	189,470
Indiana Finance Authority, Revenue Bonds
4.00%, 02/01/2032	185,000	185,755

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Indiana (continued)
Indiana Finance Authority, Revenue Bonds (continued)
Series A,
5.00%, 08/15/2021	$ 45,000	$ 51,123

		1,982,855

Iowa - 1.7%
City of Coralville, Certificate of Participation
Series E,
3.38%, 06/01/2036	1,475,000	1,272,748
Iowa Finance Authority, Revenue Bonds
Series E,
4.00%, 08/15/2037	110,000	109,085
Iowa Tobacco Settlement Authority, Revenue Bonds
Series A,
6.50%, 06/01/2023	75,000	74,735
Series C,
5.38%, 06/01/2038	125,000	119,491
5.63%, 06/01/2046	110,000	107,231

		1,683,290

Kansas - 2.2%
Kansas Development Finance Authority, Revenue Bonds
Series J,
5.00%, 06/01/2023	535,000	623,301
Kansas Rural Water Finance Authority, Revenue Bonds
4.25%, 03/01/2038	25,000	25,308
Marais Des Cygnes Public Utility Authority, Revenue Bonds
AGM,
3.25%, 12/01/2035	125,000	122,064
Wyandotte County-Kansas City Unified Government, Revenue Bonds
4.00%, 12/01/2028	1,500,000	1,413,780

		2,184,453

Kentucky - 0.0% (A)
Kentucky Area Development Districts, Certificate of Participation
Series M,
5.35%, 12/01/2028	25,000	25,007

Louisiana - 0.4%
Parish of St. Charles, Revenue Bonds
4.00% (B), 12/01/2040	30,000	31,382
Parish of St. John the Baptist, Revenue Bonds
Series A,
5.13%, 06/01/2037	100,000	100,234
Tangipahoa Parish Recreation District No. 3, General Obligation Limited
5.00%, 04/01/2036	225,000	245,722

		377,338

Maryland - 0.1%
Maryland Community Development Administration, Revenue Bonds
3.25%, 03/01/2036	100,000	95,330

Massachusetts - 2.5%
Massachusetts Development Finance Agency, Revenue Bonds
4.00%, 07/01/2038 (G)	2,000,000	1,946,560
Series D,
5.00%, 07/01/2044	500,000	521,250

		2,467,810

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2017 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Michigan - 1.8%
Bad Axe Public Schools, General Obligation Unlimited
Series B,
4.00%, 05/01/2024	$ 50,000	$ 56,273
City of Detroit, General Obligation Unlimited
AGC,
4.00%, 04/01/2018	17,050	17,272
Series G, AGC,
5.00%, 04/01/2018	6,200	6,333
City of Detroit Sewage Disposal System Revenue, Revenue Bonds
Series A, NATL,
5.25%, 07/01/2018	50,000	50,847
Detroit Local Development Finance Authority, Tax Allocation
Series A, ACA-CBI,
5.50%, 05/01/2021	100,000	95,479
Michigan Finance Authority, Revenue Bonds
Series D-1,
5.00%, 07/01/2027	500,000	568,710
Series G-10A, AGC,
4.00%, 04/01/2018	92,950	96,164
Series G-11A, AGC,
5.00%, 04/01/2018	33,800	35,364
Michigan Tobacco Settlement Finance Authority, Revenue Bonds
Series A,
5.13%, 06/01/2022	160,000	154,008
5.25%, 06/01/2022	20,000	19,465
Warren Consolidated Schools, General Obligation Unlimited
Series B, BAM,
5.00%, 05/01/2025	500,000	581,720
Wayne Building Authority, Revenue Bonds
4.00%, 10/01/2017	25,000	24,827
Wayne Charter County Economic Development Corp., Revenue Bonds
7.38%, 12/01/2033	50,000	36,288

		1,742,750

Minnesota - 6.1%
City of Deephaven, Revenue Bonds
Series A,
4.00%, 07/01/2037	300,000	257,400
5.25%, 07/01/2037	80,000	81,522
City of Ham Lake, Revenue Bonds
Series A,
4.00%, 07/01/2028	375,000	354,540
5.00%, 07/01/2031	250,000	246,957
City of Minneapolis, Revenue Bonds
Series A,
4.00%, 07/01/2026 (E)	1,500,000	1,405,560
5.00%, 07/01/2047 (E)	200,000	180,338
Housing & Redevelopment Authority of The City of St. Paul, Revenue Bonds
4.00%, 09/01/2031	325,000	309,423
Series A,
4.50%, 07/01/2028 (E)	750,000	705,810
5.00%, 07/01/2036 (E)	1,315,000	1,193,323
5.00%, 12/01/2050	450,000	458,140
Series B,
5.25%, 04/01/2043 (E)	400,000	387,260

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Minnesota (continued)
Minnesota Housing Finance Agency, Revenue Bonds
Series F,
2.40%, 07/01/2023	$ 45,000	$ 45,201
Township of Baytown, Revenue Bonds
Series A,
4.00%, 08/01/2041	500,000	407,850

		6,033,324

Mississippi - 0.7%
Mississippi Home Corp., Revenue Bonds
Series 3A, GNMA,
5.55%, 08/20/2049	5,000	5,052
Series 4A,
4.40%, 07/01/2041	800,000	742,512

		747,564

Missouri - 0.1%
City of Pevely, General Obligation Limited
AGC,
5.25%, 03/01/2022	40,000	40,083
Parkville Industrial Development Authority, Revenue Bonds
4.65%, 02/01/2018 (D) (E)	10,000	10,075

		50,158

Montana - 0.2%
City of Forsyth, Revenue Bonds
Series A,
3.90% (B), 03/01/2031	135,000	137,532
Lewistown Special Improvement District No. 2005, Special Assessment
4.60%, 07/01/2022	25,000	25,030
Yellowstone County School District No. 4, General Obligation Unlimited
4.65%, 07/01/2019	25,000	25,076

		187,638

Nebraska - 0.0% (A)
Nebraska Investment Finance Authority, Revenue Bonds
Series E, GNMA, FNMA, FHLMC,
2.35%, 09/01/2019	25,000	25,487

New Jersey - 2.6%
Bordentown Regional School District, General Obligation Unlimited
5.00%, 01/15/2025	280,000	330,358
Casino Reinvestment Development Authority, Revenue Bonds
AGM,
5.00%, 11/01/2026	575,000	629,665
City of Jersey City, General Obligation Unlimited
BAM,
5.00%, 12/01/2022	410,000	474,272
Essex County Improvement Authority, Revenue Bonds
Series A,
7.00%, 12/01/2053 (D) (E)	115,000	118,260
New Jersey Economic Development Authority, Revenue Bonds
5.00%, 09/01/2020	180,000	201,872
5.75%, 09/15/2027 (E)	400,000	427,848

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2017 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
New Jersey Economic Development Authority, Revenue Bonds (continued)
Series A, NATL,
5.00%, 07/01/2029	$ 20,000	$ 20,480
Series B,
6.50%, 04/01/2031	10,000	11,240
Tobacco Settlement Financing Corp., Revenue Bonds
Series 1A,
5.00%, 06/01/2029	380,000	370,116
Series 1B,
Zero Coupon, 06/01/2041	10,000	2,610

		2,586,721

New York - 9.4%
Esopus Fire District, General Obligation Unlimited
AMBAC,
4.30%, 08/01/2017	20,000	20,051
Housing Development Corp., Revenue Bonds
Series C1A,
3.45%, 05/01/2050	2,790,000	2,537,728
New York City Industrial Development Agency, Revenue Bonds
NATL,
4.75%, 03/01/2046	50,000	50,120
New York Counties Tobacco Trust IV, Revenue Bonds
Series A,
5.00%, 06/01/2038 - 06/01/2042	250,000	231,343
New York Counties Tobacco Trust VI, Revenue Bonds
3.75%, 06/01/2045	3,895,000	3,302,415
5.00%, 06/01/2045	950,000	1,003,694
New York Liberty Development Corp., Revenue Bonds
5.25%, 10/01/2035	340,000	405,463
New York State Dormitory Authority, Revenue Bonds
5.00%, 02/15/2017	10,000	10,011
New York Transportation Development Corp., Revenue Bonds
Series A,
5.25%, 01/01/2050	1,000,000	1,054,940
Niagara Falls City School District, Certificate of Participation
AGM,
4.00%, 06/15/2026	90,000	96,549
Niagara Tobacco Asset Securitization Corp., Revenue Bonds
5.00%, 05/15/2019	10,000	10,717
Port Authority of New York & New Jersey, Revenue Bonds
AGM-CR,
6.50%, 12/01/2028	50,000	50,234
TSASC, Inc., Revenue Bonds
Series 1,
5.00%, 06/01/2034	320,000	320,074
5.13%, 06/01/2042	150,000	150,036
Village of Brewster, General Obligation Unlimited
5.00%, 05/01/2033	50,000	60,341

		9,303,716

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
North Dakota - 0.2%
North Dakota Public Finance Authority, Revenue Bonds
Series C,
4.00%, 06/01/2023	$ 150,000	$ 165,188

Ohio - 4.0%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds
Series A-2,
5.13%, 06/01/2024	1,245,000	1,130,435
5.38%, 06/01/2024	20,000	18,556
City of Cleveland, Revenue Bonds
5.38%, 09/15/2027 (D) (E)	20,000	20,050
Cleveland-Cuyahoga County Port Authority, Revenue Bonds
Series A,
7.05%, 11/15/2040 (D) (E)	100,000	105,482
County of Allen, Revenue Bonds
GNMA,
4.10%, 12/20/2017	25,000	25,077
County of Hamilton, Revenue Bonds
5.00%, 01/01/2036	100,000	102,015
County of Scioto, Revenue Bonds
3.50%, 02/15/2038	2,010,000	1,851,753
County of Warren, Revenue Bonds
5.00%, 07/01/2021 - 07/01/2026	550,000	624,130
Montgomery County Transportation Improvement District, Revenue Bonds
5.00%, 12/01/2018	20,000	21,070
Toledo-Lucas County Port Authority, Revenue Bonds
Series A,
5.00%, 07/01/2046	100,000	102,612

		4,001,180

Oregon - 1.2%
City of Forest Grove, Revenue Bonds
5.50%, 03/01/2037 (E)	105,000	105,135
County of Jackson Airport Revenue, Revenue Bonds
AGM,
3.00%, 12/01/2035	250,000	228,755
Oregon State Facilities Authority, Revenue Bonds
Series A,
5.75%, 06/15/2046 (C)	500,000	485,545
Series B,
6.75%, 06/15/2022 (C) (D)	355,000	351,979

		1,171,414

Pennsylvania - 1.7%
City of Harrisburg, General Obligation Unlimited
Series D, AMBAC,
Zero Coupon, 03/15/2017	25,000	24,869
Cumberland County Municipal Authority, Revenue Bonds
3.25%, 01/01/2039	150,000	128,359
McKean County Hospital Authority, Revenue Bonds
ACA,
5.25%, 10/01/2030	50,000	48,262

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2017 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds
Series A, ACA,
5.00%, 07/01/2023	$ 170,000	$ 170,078
Pennsylvania Housing Finance Agency, Revenue Bonds
Series 119,
3.50%, 10/01/2041	180,000	187,247
Series A,
3.25%, 10/01/2025	410,000	421,464
4.25%, 10/01/2035	650,000	662,252
School District of Philadelphia, General Obligation Unlimited
Series C,
5.00%, 09/01/2020	85,000	92,166

		1,734,697

Puerto Rico - 8.1%
Commonwealth of Puerto Rico, General Obligation Unlimited
AGC-ICC,
5.50%, 07/01/2022	100,000	107,640
AGM,
5.13%, 07/01/2030	110,000	110,163
5.25%, 07/01/2020	100,000	105,487
5.50%, 07/01/2017 - 07/01/2019	225,000	232,171
AGM-CR,
4.50%, 07/01/2023	15,000	15,014
5.00%, 07/01/2028	10,000	10,014
Series A, AGC-ICC,
4.75%, 07/01/2018	15,000	15,479
5.00%, 07/01/2022 - 07/01/2033	365,000	368,062
5.25%, 07/01/2030	35,000	35,058
5.50%, 07/01/2029	245,000	270,068
Series A, AGM,
4.00%, 07/01/2022	140,000	140,538
4.13%, 07/01/2023 - 07/01/2024	50,000	49,851
5.00%, 07/01/2035	105,000	106,637
5.38%, 07/01/2025	170,000	176,236
6.00%, 07/01/2033	85,000	85,184
Series A-4, AGM,
5.00%, 07/01/2031	25,000	25,265
5.25%, 07/01/2030	25,000	25,540
Series B, AGC-ICC,
5.00%, 07/01/2035	400,000	400,496
Series C, AGM,
5.25%, 07/01/2026 - 07/01/2027	135,000	138,883
5.38%, 07/01/2028	15,000	15,028
5.50%, 07/01/2032	35,000	35,063
5.75%, 07/01/2037	190,000	190,353
Series D, AGM,
3.88%, 07/01/2019	30,000	30,026
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series A, AGC,
5.00%, 07/01/2028	185,000	189,312
5.13%, 07/01/2047	175,000	178,500
Puerto Rico Convention Center District Authority, Revenue Bonds
Series A, AGC,
4.50%, 07/01/2036	395,000	395,071
Puerto Rico Electric Power Authority, Revenue Bonds
Series DDD, AGM,
3.63%, 07/01/2023	175,000	172,972
3.65%, 07/01/2024	95,000	93,782

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Puerto Rico Electric Power Authority, Revenue Bonds (continued)
Series SS, AGM,
5.00%, 07/01/2019 - 07/01/2030	$ 175,000	$ 177,030
Series TT, AGC-ICC,
5.00%, 07/01/2032	40,000	40,279
Series TT, AGM-CR,
4.20%, 07/01/2019	75,000	75,492
5.00%, 07/01/2017	15,000	15,180
Series UU, AGC,
4.25%, 07/01/2027	170,000	170,656
5.00%, 07/01/2026	50,000	50,393
Series UU, AGM,
5.00%, 07/01/2020 - 07/01/2024	415,000	418,657
Series V, AGM,
5.25%, 07/01/2027	70,000	75,778
Puerto Rico Highways & Transportation Authority, Revenue Bonds
AGC-ICC,
5.00%, 07/01/2028	50,000	50,501
Series AA, AGM,
4.95%, 07/01/2026	15,000	15,258
Series CC, AGM,
5.25%, 07/01/2033 - 07/01/2036	65,000	70,137
Series D, AGM,
5.00%, 07/01/2027 - 07/01/2032	425,000	429,259
Series E, AGM,
5.50%, 07/01/2017 - 07/01/2023	215,000	231,124
Series I, AGC-ICC, FGIC,
5.00%, 07/01/2026	20,000	20,200
Series K, AGC-ICC,
4.40%, 07/01/2025	30,000	30,239
5.00%, 07/01/2030	30,000	30,537
Series K, AGC-ICC, AGM-CR,
5.00%, 07/01/2018	10,000	10,100
Series L, AGC,
4.00%, 07/01/2020	165,000	167,472
5.25%, 07/01/2019	100,000	104,681
Series M, AGC-ICC,
5.00%, 07/01/2032	95,000	95,627
Series N, AGC,
5.25%, 07/01/2036	35,000	37,479
Series N, AGM-CR, AGC-ICC,
5.50%, 07/01/2026	70,000	77,647
Series Y, AGM,
6.25%, 07/01/2021	135,000	148,788
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, AGM,
4.75%, 08/01/2022	110,000	111,459
5.00%, 08/01/2019 - 08/01/2030	1,210,000	1,233,061
Series A, AGM-CR,
4.75%, 08/01/2025	15,000	15,199
Series C, AGM,
5.25%, 08/01/2017 - 08/01/2019	100,000	104,347
Puerto Rico Public Buildings Authority, Revenue Bonds
AGC-ICC,
5.25%, 07/01/2033	55,000	55,164
Series F, AGC-ICC,
5.25%, 07/01/2019	25,000	26,164
Series F, AGC-ICC, AGM-CR,
5.25%, 07/01/2025	20,000	21,490
Series I, AGC-ICC,
5.00%, 07/01/2036	50,000	50,061
Series K, AGM,
5.25%, 07/01/2027	25,000	25,689
Series L, AGM-CR,
5.50%, 07/01/2021	65,000	68,885

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2017 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds
Series A, BHAC-CR, FGIC,
Zero Coupon, 08/01/2041	$ 45,000	$ 12,402

		7,984,328

Rhode Island - 0.7%
Providence Redevelopment Agency, Revenue Bonds
Series A,
5.00%, 04/01/2020	350,000	378,857
Tobacco Settlement Financing Corp., Revenue Bonds
Series A,
5.00%, 06/01/2035	300,000	314,133

		692,990

South Carolina - 0.8%
County of Greenville, Revenue Bonds
AMBAC,
4.00%, 04/01/2018	20,000	20,090
County of Lancaster, Special Assessment
Series A,
3.13%, 12/01/2022 (E)	695,000	701,679
South Carolina Jobs-Economic Development Authority, Revenue Bonds
Series A, AGM,
6.25%, 08/01/2034	35,000	40,280

		762,049

Tennessee - 0.1%
Hallsdale-Powell Utility District, Revenue Bonds
NATL,
4.50%, 04/01/2040	50,000	50,234

Texas - 6.7%
Arlington Higher Education Finance Corp., Revenue Bonds
Series A,
4.63%, 08/15/2046	500,000	451,270
Central Texas Turnpike System, Revenue Bonds
Series C,
5.00%, 08/15/2023	320,000	362,112
City of Houston Airport System Revenue, Revenue Bonds
5.00%, 07/01/2029 (E)	150,000	157,292
City of Lockhart, General Obligation Limited
BAM,
5.00%, 08/01/2025	145,000	170,537
Dallas County Flood Control District No. 1, General Obligation Unlimited
5.00%, 04/01/2032 (C)	500,000	502,600
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds
5.00%, 07/01/2046	1,000,000	962,850
Series A,
3.38%, 08/15/2021 (C)	900,000	874,593
5.00%, 04/01/2048	100,000	103,260
Series C,
5.00%, 07/01/2031	250,000	250,363
5.25%, 07/01/2036	400,000	406,220
Series D,
6.00%, 07/01/2026	125,000	119,700

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Northwest Harris County Municipal Utility District No. 19, General Obligation Unlimited
BAM,
3.25%, 10/01/2032	$ 1,140,000	$ 1,087,229
Pottsboro Higher Education Finance Corp., Revenue Bonds
Series A,
5.00%, 08/15/2036	655,000	632,796
Red River Education Finance Corp., Revenue Bonds
3.00%, 06/01/2034	500,000	416,980
Willow Creek Farms Municipal Utility District, General Obligation Unlimited
BAM,
3.00%, 09/01/2023	130,000	133,936

		6,631,738

Utah - 1.3%
City of St. George Electric Revenue, Revenue Bonds
AGM,
3.13%, 06/01/2038	325,000	285,503
Intermountain Power Agency, Revenue Bonds
Series A,
4.00%, 07/01/2018	25,000	25,984
Utah Charter School Finance Authority, Revenue Bonds
5.00%, 04/15/2030 (C)	420,000	421,201
6.00%, 04/15/2045 (C)	500,000	515,640
Series A,
5.75%, 07/15/2020	30,000	31,099

		1,279,427

Vermont - 1.0%
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds
5.00%, 10/01/2042	905,000	965,219

Virginia - 0.3%
Fairfax County Water Authority, Revenue Bonds
4.25%, 04/01/2032	50,000	50,218
Tobacco Settlement Financing Corp., Revenue Bonds
Series B1,
5.00%, 06/01/2047	145,000	127,084
Winchester Economic Development Authority, Revenue Bonds
Series A,
5.00%, 01/01/2021	100,000	112,290

		289,592

Wisconsin - 0.1%
Wisconsin Health & Educational Facilities Authority, Revenue Bonds
Series A,
6.75%, 09/01/2037	25,000	25,105

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2017 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Revenue Bonds (continued)
Series B,
5.00%, 05/15/2036	$ 25,000	$ 25,025

		50,130

Total Municipal Government Obligations (Cost $85,638,181)		82,771,119

REPURCHASE AGREEMENT - 18.5%
State Street Bank & Trust Co. 0.03% (H), dated 01/31/2017, to be repurchased at $18,259,586 on 02/01/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2019, and with a value of $18,628,262.	18,259,570	18,259,570

Total Repurchase Agreement (Cost $18,259,570)		18,259,570

Total Investments (Cost $103,897,751) (I)		101,030,689
Net Other Assets (Liabilities) - (2.3)%		(2,318,658)

Net Assets - 100.0%		$ 98,712,031

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Municipal Government Obligations	$—	$82,771,119	$—	$82,771,119
Repurchase Agreement	—	18,259,570	—	18,259,570

Total Investments	$—	$101,030,689	$—	$101,030,689

The notes are an integral part of this report. Transamerica Funds	Page 8	January 31, 2017 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Floating or variable rate securities. The rates disclosed are as of January 31, 2017.
(C)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the total value of 144A securities is $5,347,931, representing 5.4% of the Fund’s net assets.

(D)	Illiquid securities. At January 31, 2017, total value of illiquid securities is $1,392,893, representing 1.4% of the Fund’s net assets.
(E)	Restricted securities. At January 31, 2017, the restricted securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	Industrial Development Authority of the County of Pima, Revenue Bonds, 6.00%, 07/01/2050	01/18/2017	$6,760	$8,400	0.0	%(A)
Municipal Government Obligations	California School Finance Authority, Revenue Bonds, Series A, 5.35%, 08/01/2024	02/29/2016	306,260	295,876	0.3
Municipal Government Obligations	Florida Development Finance Corp., Revenue Bonds, Series A, 6.00%, 02/15/2037	07/16/2015	9,910	9,465	0.0	(A)
Municipal Government Obligations	State of Hawaii Department of Transportation, Revenue Bonds, 5.63%, 11/15/2027	11/02/2016	200,726	200,724	0.2
Municipal Government Obligations	Idaho Housing & Finance Association, Revenue Bonds, Series A, 5.00%, 06/01/2035	04/06/2015	429,186	440,202	0.5
Municipal Government Obligations	City of Minneapolis, Revenue Bonds, Series A, 4.00%, 07/01/2026	06/09/2016	1,500,010	1,405,560	1.4
Municipal Government Obligations	City of Minneapolis, Revenue Bonds, Series A, 5.00%, 07/01/2047	06/09/2016	203,958	180,338	0.2
Municipal Government Obligations	Housing & Redevelopment Authority of The City of St. Paul, Revenue Bonds, Series A, 4.50%, 07/01/2028	09/09/2016	750,010	705,810	0.7
Municipal Government Obligations	Housing & Redevelopment Authority of The City of St. Paul, Revenue Bonds, Series A, 5.00%, 07/01/2036	09/09/2016	1,315,010	1,193,323	1.2
Municipal Government Obligations	Housing & Redevelopment Authority of The City of St. Paul, Revenue Bonds, Series B, 5.25%, 04/01/2043	06/19/2015	392,806	387,260	0.4
Municipal Government Obligations	Parkville Industrial Development Authority, Revenue Bonds, 4.65%, 02/01/2018	05/24/2016	9,954	10,075	0.0	(A)
Municipal Government Obligations	Essex County Improvement Authority, Revenue Bonds, Series A, 7.00%, 12/01/2053	12/10/2015	115,006	118,260	0.1
Municipal Government Obligations	New Jersey Economic Development Authority, Revenue Bonds, 5.75%, 09/15/2027	02/11/2016 - 03/08/2016	443,717	427,848	0.5
Municipal Government Obligations	City of Cleveland, Revenue Bonds, 5.38%, 09/15/2027	07/27/2015	20,062	20,050	0.0	(A)
Municipal Government Obligations	Cleveland-Cuyahoga County Port Authority, Revenue Bonds, Series A, 7.05%, 11/15/2040	04/11/2014	97,648	105,482	0.1
Municipal Government Obligations	City of Forest Grove, Revenue Bonds, 5.50%, 03/01/2037	11/30/2015	105,598	105,135	0.1
Municipal Government Obligations	County of Lancaster, Special Assessment, Series A, 3.13%, 12/01/2022	01/22/2016	693,930	701,679	0.7
Municipal Government Obligations	City of Houston Airport System Revenue, Revenue Bonds, 5.00%, 07/01/2029	05/09/2014	147,659	157,292	0.2

Total			$6,748,210	$6,472,779	6.6%

The notes are an integral part of this report. Transamerica Funds	Page 9	January 31, 2017 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(F)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of January 31, 2017; the maturity dates disclosed are the ultimate maturity dates.
(G)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after January 31, 2017.
(H)	Rate disclosed reflects the yield at January 31, 2017.
(I)

Aggregate cost for federal income tax purposes is $103,897,751. Aggregate gross unrealized appreciation and depreciation for all securities is $874,707 and $3,741,769, respectively. Net unrealized depreciation for tax purposes is $2,867,062.

(J)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

MUNICIPAL INSURER ABBREVIATIONS:

ACA	ACA Financial Guaranty Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Financial Group, Inc.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MAC	Municipal Assurance Corp.
NATL	National Public Finance Guarantee Corp.

PORTFOLIO ABBREVIATIONS:

CBI	Certificates of Bond Insurance
CR	Custodial Receipts
ICC	Insured Custody Certificate
RE	Reinsured
TCRS	Temporary Custodian Receipts

The notes are an integral part of this report. Transamerica Funds	Page 10	January 31, 2017 Form N-Q

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS

At January 31, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITY - 0.1%
Invitation Homes Trust
Series 2014-SFR1, Class A,
1.77% (A), 06/17/2031 (B)	$ 193,326	$ 193,359

Total Asset-Backed Security (Cost $193,931)		193,359

CORPORATE DEBT SECURITIES - 11.2%
Banks - 3.5%
BAC Capital Trust XIV
4.00% (A), 02/16/2017 (C)	700,000	561,750
Banco Santander Chile
1.91% (A), 04/11/2017 (B)	200,000	199,760
Bank of America Corp.
2.74% (A), 11/19/2024, MTN	1,000,000	956,080
3.74% (A), 02/18/2020, MTN (D)	400,000	406,000
4.18%, 11/25/2027, MTN	126,000	125,024
BankBoston Capital Trust III
1.71% (A), 06/15/2027	100,000	89,750
BankBoston Capital Trust IV
1.55% (A), 06/08/2028	212,000	186,560
Barclays PLC
2.99% (A), 08/10/2021	216,000	223,979
Citigroup, Inc.
2.22% (A), 08/02/2021	432,000	436,218
Corestates Capital II
1.67% (A), 01/15/2027 (B)	269,000	239,410
HSBC Holdings PLC
4.38%, 11/23/2026	200,000	201,065
JPMorgan Chase & Co.
2.27% (A), 10/24/2023	215,000	218,683
PNC Financial Services Group, Inc.
5.00% (A), 11/01/2026 (C)	430,000	423,550
Societe Generale SA
7.38% (A), 09/13/2021 (B) (C)	200,000	200,370
Standard Chartered PLC
2.55% (A), 01/30/2027 (B) (C)	500,000	399,375
SunTrust Capital III
1.61% (A), 03/15/2028	765,000	664,594
Wachovia Capital Trust II
1.52% (A), 01/15/2027	308,000	276,430
Wells Fargo Capital II
1.54% (A), 01/30/2027	219,000	194,910
Westpac Banking Corp.
4.32% (A), 11/23/2031, MTN	70,000	69,828

		6,073,336

Capital Markets - 1.6%
Credit Suisse Group Funding Guernsey, Ltd.
3.31% (A), 04/16/2021	694,000	720,234
Goldman Sachs Capital II
4.00% (A), 03/03/2017 (C)	23,000	18,469
Goldman Sachs Capital III
4.00% (A), 03/03/2017 (C)	118,000	94,695
Goldman Sachs Group, Inc.
2.24% (A), 11/15/2021	648,000	651,773
2.79% (A), 10/28/2027, MTN	150,000	152,622

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Morgan Stanley
3.64% (A), 04/25/2023 - 06/09/2023	$ 643,000	$ 637,225
State Street Corp.
1.96% (A), 06/01/2077	534,000	470,454

		2,745,472

Construction & Engineering - 0.1%
Valmont Industries, Inc.
5.25%, 10/01/2054	180,000	159,372

Electric Utilities - 0.1%
WEC Energy Group, Inc.
6.25% (A), 05/15/2067	212,000	190,270

Equity Real Estate Investment Trusts - 0.0% (E)
Columbia Property Trust Operating Partnership, LP
3.65%, 08/15/2026	71,000	67,736

Gas Utilities - 0.4%
National Grid PLC
1.25%, 10/06/2021, MTN (F)	GBP 480,000	728,883

Insurance - 2.0%
Catlin Insurance Co., Ltd.
4.00% (A), 04/19/2017 (B) (C)	$ 1,000,000	892,500
Genworth Holdings, Inc.
2.91% (A), 11/15/2066	1,200,000	453,000
Prudential Financial, Inc.
8.88% (A), 06/15/2068	217,000	234,360
XLIT, Ltd.
6.50% (A), 04/15/2017 (C)	2,350,000	1,979,875

		3,559,735

Metals & Mining - 1.6%
Alcoa Nederland Holding BV
6.75%, 09/30/2024 (B)	217,000	234,767
Glencore Finance Canada, Ltd.
2.70%, 10/25/2017 (B)	223,000	224,683
Glencore Funding LLC
4.00%, 04/16/2025 (B)	218,000	216,950
Goldcorp, Inc.
2.13%, 03/15/2018	747,000	749,353
Newcrest Finance Pty, Ltd.
4.20%, 10/01/2022 (B)	712,000	726,391
5.75%, 11/15/2041 (B)	430,000	425,959
Vale Overseas, Ltd.
6.25%, 08/10/2026 (G)	212,000	227,900

		2,806,003

Oil, Gas & Consumable Fuels - 1.4%
Anadarko Petroleum Corp.
4.85%, 03/15/2021	473,000	508,449
BP Capital Markets PLC
1.84% (A), 09/16/2021	424,000	428,808
EnLink Midstream Partners, LP
4.85%, 07/15/2026	468,000	481,408
Hess Corp.
4.30%, 04/01/2027	103,000	103,171
Phillips 66 Partners, LP
3.55%, 10/01/2026	430,000	417,630
TOTAL SA
3.88% (A), 05/18/2022, MTN (C) (F)	EUR 400,000	454,487

		2,393,953

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2017 Form N-Q

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Transportation Infrastructure - 0.5%
Heathrow Funding, Ltd.
1.37%, 03/28/2032 (F)	GBP 500,603	$ 790,900

Total Corporate Debt Securities (Cost $20,569,209)		19,515,660

FOREIGN GOVERNMENT OBLIGATIONS - 18.7%
Australia - 0.9%
Australia Government Bond
1.00%, 11/21/2018 (F)	AUD 2,000,000	1,618,396

Brazil - 0.4%
Brazil Notas do Tesouro Nacional
Series F,
10.00%, 01/01/2019	BRL 2,000,000	632,087

France - 4.1%
France Republic Government Bond OAT
0.10%, 07/25/2021 - 03/01/2025 (F)	EUR 4,237,796	4,864,086
2.25%, 07/25/2020 (F)	1,839,705	2,255,980

		7,120,066

Italy - 2.5%
Italy Buoni Poliennali del Tesoro
0.10%, 05/15/2022 (B) (F)	1,519,815	1,633,372
2.10%, 09/15/2021 (F)	2,188,749	2,605,409

		4,238,781

Mexico - 1.6%
Mexico Udibonos
Series S,
2.50%, 12/10/2020	MXN 15,387,895	734,710
4.50%, 12/04/2025	39,312,140	2,084,136

		2,818,846

New Zealand - 0.9%
New Zealand Government Bond
2.00%, 09/20/2025 (F)	NZD 2,000,000	1,541,181

Spain - 1.3%
Spain Government Inflation-Linked Bond
0.55%, 11/30/2019 (B) (F)	EUR 2,012,900	2,274,700

United Kingdom - 7.0%
U.K. Gilt Inflation-Linked
0.13%, 11/22/2019 - 03/22/2044 (F)	GBP 7,514,002	12,246,699

Total Foreign Government Obligations (Cost $34,551,684)		32,490,756

MORTGAGE-BACKED SECURITIES - 1.8%
COMM Mortgage Trust
Series 2015-CR24, Class A2,
3.02%, 08/10/2048	$ 89,445	91,709
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A2,
2.97%, 04/15/2050	53,400	54,622
GS Mortgage Securities Corp. II
Series 2015-GC30, Class A2,
2.73%, 05/10/2050	100,125	101,911
GS Mortgage Securities Trust
Series 2014-GSFL, Class B,
2.52% (A), 07/15/2031 (B)	3,000,000	2,974,836

Total Mortgage-Backed Securities (Cost $3,249,779)		3,223,078

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.5%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
2.42% (A), 04/25/2024	$ 2,549,938	$ 2,576,074
2.97% (A), 02/25/2024	1,500,000	1,536,271
Federal National Mortgage Association Connecticut Avenue Securities
2.77% (A), 10/25/2023	311,128	314,102

Total U.S. Government Agency Obligations (Cost $4,401,878)		4,426,447

U.S. GOVERNMENT OBLIGATIONS - 64.8%
U.S. Treasury Inflation-Protected Securities - 64.8%
U.S. Treasury Inflation-Indexed Bond
0.75%, 02/15/2045	5,579,533	5,321,156
1.00%, 02/15/2046	2,206,418	2,246,769
1.38%, 02/15/2044	1,218,948	1,346,244
1.75%, 01/15/2028	717,771	811,944
2.13%, 02/15/2040	1,451,723	1,820,664
2.38%, 01/15/2025	5,724,981	6,635,763
3.38%, 04/15/2032	3,403,579	4,770,913
3.88%, 04/15/2029	6,413,185	8,872,629
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2017 - 07/15/2026	54,491,122	54,917,143
0.25%, 01/15/2025	3,525,913	3,503,435
0.38%, 07/15/2025	712,867	716,618
0.63%, 07/15/2021 - 01/15/2026	5,704,081	5,854,055
1.13%, 01/15/2021	11,146,244	11,790,954
1.25%, 07/15/2020	3,994,261	4,249,690

Total U.S. Government Obligations (Cost $111,430,682)		112,857,977

	Shares	Value
PREFERRED STOCKS - 0.7%
Banks - 0.0% (E)
Santander Finance Preferred SAU
4.00% (A)	2,750	65,863

Consumer Finance - 0.6%
Navient Corp.
3.64% (A)	8,200	205,164
3.69% (A)	32,242	799,279

		1,004,443

Insurance - 0.1%
Prudential Financial, Inc.
4.04% (A)	4,655	121,495

Total Preferred Stocks (Cost $1,151,511)		1,191,801

SECURITIES LENDING COLLATERAL - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.52% (H)	108,240	108,240

Total Securities Lending Collateral (Cost $108,240)		108,240

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2017 Form N-Q

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

Value
Total Investments (Cost $175,656,914) (I)	$ 174,007,318
Net Other Assets (Liabilities) - 0.1%	90,181

Net Assets - 100.0%	$ 174,097,499

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
GSC	03/17/2017	USD	4,820,368	EUR	4,566,500	$—	$(119,253)
JPMS	02/24/2017	USD	625,782	BRL	2,000,000	—	(5,253)
JPMS	02/24/2017	USD	9,133,565	EUR	8,500,000	—	(49,710)
JPMS	02/24/2017	USD	8,182,620	GBP	6,480,000	27,643	—
JPMS	02/24/2017	USD	2,686,526	MXN	57,500,000	—	(61,975)

Total						$27,643	$(236,191)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Security	$—	$193,359	$—	$193,359
Corporate Debt Securities	—	19,515,660	—	19,515,660
Foreign Government Obligations	—	32,490,756	—	32,490,756
Mortgage-Backed Securities	—	3,223,078	—	3,223,078
U.S. Government Agency Obligations	—	4,426,447	—	4,426,447
U.S. Government Obligations	—	112,857,977	—	112,857,977
Preferred Stocks	1,191,801	—	—	1,191,801
Securities Lending Collateral	108,240	—	—	108,240

Total Investments	$1,300,041	$172,707,277	$—	$174,007,318

Other Financial Instruments
Forward Foreign Currency Contracts (K)	$—	$27,643	$—	$27,643

Total Other Financial Instruments	$—	$27,643	$—	$27,643

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (K)	$—	$(236,191)	$—	$(236,191)

Total Other Financial Instruments	$—	$(236,191)	$—	$(236,191)

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2017 Form N-Q

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of January 31, 2017.
(B)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the total value of 144A securities is $10,836,432, representing 6.2% of the Fund’s net assets.

(C)	Perpetual maturity. The date displayed is the next call date.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2017, value of the security is $406,000, representing 0.2% of the Fund’s net assets.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)

Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2017, the total value of Regulation S securities is $31,014,093, representing 17.8% of the Fund’s net assets.

(G)

All or a portion of the security is on loan. The value of the security on loan is $106,033. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.

(H)	Rate disclosed reflects the yield at January 31, 2017.
(I)

Aggregate cost for federal income tax purposes is $175,656,914. Aggregate gross unrealized appreciation and depreciation for all securities is $2,444,815 and $4,094,411, respectively. Net unrealized depreciation for tax purposes is $1,649,596.

(J)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(K)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

GSC	Goldman Sachs & Co.
JPMS	JPMorgan Securities LLC

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2017 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS

At January 31, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 6.5%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (A)	$ 1,173,108	$ 1,270,311
American Tower Trust #1
Series 2013-1A, Class 1A,
1.55%, 03/15/2043 (A)	9,440,000	9,424,897
Avis Budget Rental Car Funding AESOP LLC
Series 2013-1A, Class A,
1.92%, 09/20/2019 (A)	1,260,000	1,253,645
Series 2014-1A, Class A,
2.46%, 07/20/2020 (A)	2,725,000	2,736,059
BlueMountain CLO, Ltd.
Series 2015-2A, Class A1,
2.45% (B), 07/18/2027 (A)	5,880,000	5,893,783
Diamond Resorts Owner Trust
Series 2015-1, Class A,
2.73%, 07/20/2027 (A)	274,134	272,349
Green Tree Agency Advance Funding Trust I
Series 2016-T1, Class AT1,
2.38%, 10/15/2048 (A)	6,380,000	6,332,086
Hertz Vehicle Financing LLC
Series 2016-3A, Class A,
2.27%, 07/25/2020 (A)	2,855,000	2,823,909
Hilton Grand Vacations Trust
Series 2013-A, Class A,
2.28%, 01/25/2026 (A)	648,349	644,828
ICG US CLO, Ltd.
Series 2014-1A, Class A1,
2.18% (B), 04/20/2026 (A)	5,010,000	4,993,898
Series 2016-1A, Class A1,
2.64% (B), 07/29/2028 (A)	3,500,000	3,504,624
JG Wentworth XXI LLC
Series 2010-2A, Class A,
4.07%, 01/15/2048 (A)	1,195,385	1,218,093
JG Wentworth XXXV LLC
Series 2015-2A, Class A,
3.87%, 03/15/2058 (A)	1,832,311	1,779,760
MVW Owner Trust
Series 2016-1A, Class A,
2.25%, 12/20/2033 (A)	5,585,937	5,472,341
NRZ Advance Receivables Trust
Series 2016-T4, Class AT4,
3.11%, 12/15/2050 (A)	5,300,000	5,289,888
OCP CLO, Ltd.
Series 2015-8A, Class A1,
2.55% (B), 04/17/2027 (A)	5,570,000	5,571,738
Ocwen Master Advance Receivables Trust
Series 2015-T3, Class AT3,
3.21%, 11/15/2047 (A)	4,668,000	4,665,932
Series 2016-T2, Class AT2,
2.72%, 08/16/2049 (A)	2,500,000	2,492,969
Orange Lake Timeshare Trust
Series 2014-AA, Class A,
2.29%, 07/09/2029 (A)	1,204,305	1,188,505
Series 2015-AA, Class A,
2.88%, 09/08/2027 (A)	2,136,429	2,127,446
Palmer Square CLO, Ltd.
Series 2015-2A, Class A1A,
2.53% (B), 07/20/2027 (A)	1,870,000	1,870,505

	Principal	Value
ASSET-BACKED SECURITIES (continued)
SBA Tower Trust
Series 2014-1A, Class C,
2.90% (B), 10/15/2044 (A)	$ 15,569,000	$ 15,676,834
Sierra Timeshare Receivables Funding LLC
Series 2013-3A, Class A,
2.20%, 10/20/2030 (A)	785,854	785,076
Series 2014-1A, Class A,
2.07%, 03/20/2030 (A)	797,711	792,115
Series 2014-2A, Class A,
2.05%, 06/20/2031 (A)	331,742	330,980
Series 2014-2A, Class B,
2.40%, 06/20/2031 (A)	765,558	764,969
Series 2015-3A, Class A,
2.58%, 09/20/2032 (A)	1,898,216	1,887,745
Series 2016-2A, Class A,
2.33%, 07/20/2033 (A)	1,981,005	1,944,753
SilverLeaf Finance XVII LLC
Series 2013-A, Class A,
2.68%, 03/16/2026 (A)	330,521	327,299
SilverLeaf Finance XVIII LLC
Series 2014-A, Class A,
2.81%, 01/15/2027 (A)	460,968	454,618
SolarCity LMC Series III LLC
Series 2014-2, Class A,
4.02%, 07/20/2044 (A)	744,881	716,017
SpringCastle America Funding LLC
Series 2016-AA, Class A,
3.05%, 04/25/2029 (A)	4,202,789	4,223,803
SPS Servicer Advance Receivables Trust
Series 2015-T3, Class AT3,
2.92%, 07/15/2047 (A)	2,000,000	2,001,070
Series 2016-T2, Class AT2,
2.75%, 11/15/2049 (A)	2,000,000	1,989,313
SVO VOI Mortgage LLC
Series 2012-AA, Class A,
2.00%, 09/20/2029 (A)	516,635	512,351
Trafigura Securitisation Finance PLC
Series 2014-1A, Class A,
1.72% (B), 10/15/2018 (A)	5,729,000	5,711,183
VSE VOI Mortgage LLC
Series 2016-A, Class A,
2.54%, 07/20/2033 (A)	8,045,887	7,939,059
Wellfleet CLO, Ltd.
Series 2016-2A, Class A1,
2.51% (B), 10/20/2028 (A)	4,890,000	4,906,406

Total Asset-Backed Securities (Cost $122,113,766)		121,791,157

CORPORATE DEBT SECURITIES - 40.4%
Air Freight & Logistics - 0.3%
FedEx Corp.
4.90%, 01/15/2034	2,988,000	3,203,886
5.10%, 01/15/2044	1,688,000	1,811,003

		5,014,889

Airlines - 1.4%
American Airlines Pass-Through Trust
3.70%, 04/01/2028	3,927,606	3,937,425
4.95%, 07/15/2024	4,549,552	4,848,116
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	4,921,385	5,019,813
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	5,668,366	5,973,040
6.82%, 02/10/2024	4,314,148	4,955,877
7.75%, 06/17/2021	153,345	170,213

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2017 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines (continued)
Southwest Airlines Co. Pass-Through Trust
6.15%, 02/01/2024	$ 368,733	$ 409,294

		25,313,778

Auto Components - 0.1%
BorgWarner, Inc.
3.38%, 03/15/2025	1,665,000	1,649,404

Automobiles - 0.6%
Ford Motor Co.
4.35%, 12/08/2026	4,619,000	4,632,229
General Motors Co.
4.88%, 10/02/2023	4,896,000	5,190,112
6.25%, 10/02/2043	575,000	637,682

		10,460,023

Banks - 7.6%
Bank of America Corp.
2.63%, 04/19/2021, MTN	5,586,000	5,544,004
4.10%, 07/24/2023	2,000,000	2,079,468
4.45%, 03/03/2026, MTN	5,521,000	5,634,572
Bank One Capital III
8.75%, 09/01/2030	705,000	989,624
Bank One Corp.
8.00%, 04/29/2027	470,000	613,929
Barclays Bank PLC
10.18%, 06/12/2021 (A)	10,660,000	13,349,177
BNP Paribas SA
6.75% (B), 03/14/2022 (A) (C)	4,960,000	4,935,200
Branch Banking & Trust Co.
3.80%, 10/30/2026	2,430,000	2,502,285
Citigroup, Inc.
1.70%, 04/27/2018	3,222,000	3,217,235
2.36% (B), 09/01/2023	4,275,000	4,347,021
3.38%, 03/01/2023	2,715,000	2,731,657
5.95% (B), 01/30/2023 (C)	1,700,000	1,754,825
Commerzbank AG
8.13%, 09/19/2023 (A)	10,230,000	11,670,384
Cooperatieve Rabobank UA
11.00% (B), 06/30/2019 (A) (C)	13,182,000	15,422,940
Discover Bank
3.45%, 07/27/2026	4,687,000	4,514,982
First Horizon National Corp.
3.50%, 12/15/2020	2,440,000	2,485,150
HSBC Holdings PLC
5.25%, 03/14/2044	790,000	845,879
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (A)	1,540,000	1,425,313
JPMorgan Chase & Co.
2.55%, 10/29/2020	6,686,000	6,707,997
3.25%, 09/23/2022	3,190,000	3,230,787
6.40%, 05/15/2038	3,925,000	5,059,800
JPMorgan Chase Bank NA
6.00%, 10/01/2017	1,055,000	1,086,105
KeyBank NA
3.40%, 05/20/2026, MTN	1,860,000	1,802,306
Nordea Bank AB
4.25%, 09/21/2022 (A)	10,052,000	10,429,513
Oversea-Chinese Banking Corp., Ltd.
3.15% (B), 03/11/2023 (A)	1,480,000	1,490,766
PNC Bank NA
2.95%, 02/23/2025 (D)	1,210,000	1,187,592
Royal Bank of Scotland Group PLC
6.10%, 06/10/2023	1,414,000	1,494,894
6.40%, 10/21/2019	1,477,000	1,607,738

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Svenska Handelsbanken AB
2.45%, 03/30/2021, MTN	$ 4,150,000	$ 4,132,777
Toronto-Dominion Bank
3.63% (B), 09/15/2031	4,180,000	4,064,632
US Bancorp
1.65%, 05/15/2017, MTN	4,118,000	4,123,164
US Bank NA
2.13%, 10/28/2019	2,024,000	2,032,592
Wells Fargo & Co.
4.13%, 08/15/2023	3,015,000	3,143,150
5.38%, 11/02/2043	3,398,000	3,764,009
Wells Fargo Bank NA
5.95%, 08/26/2036	1,767,000	2,083,740

		141,505,207

Beverages - 1.0%
Anheuser-Busch InBev Finance, Inc.
3.65%, 02/01/2026	4,230,000	4,242,119
4.90%, 02/01/2046	6,012,000	6,433,471
Constellation Brands, Inc.
3.70%, 12/06/2026	1,568,000	1,552,618
Molson Coors Brewing Co.
2.10%, 07/15/2021	3,915,000	3,818,656
3.00%, 07/15/2026	1,951,000	1,835,224

		17,882,088

Biotechnology - 1.3%
AbbVie, Inc.
3.20%, 05/14/2026	1,953,000	1,850,837
Biogen, Inc.
4.05%, 09/15/2025	3,395,000	3,482,133
Celgene Corp.
2.88%, 08/15/2020	1,629,000	1,654,807
5.00%, 08/15/2045	7,317,000	7,600,051
Gilead Sciences, Inc.
2.95%, 03/01/2027	4,557,000	4,332,080
4.15%, 03/01/2047	5,061,000	4,761,702

		23,681,610

Building Products - 0.2%
Owens Corning
4.20%, 12/15/2022	4,114,000	4,275,758

Capital Markets - 4.2%
Ameriprise Financial, Inc.
3.70%, 10/15/2024	6,836,000	7,018,166
7.30%, 06/28/2019	4,932,000	5,525,990
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	4,559,000	4,435,716
3.80%, 06/09/2023	5,920,000	5,918,189
Deutsche Bank AG
2.22% (B), 08/20/2020	2,210,000	2,174,817
Goldman Sachs Group, Inc.
2.75%, 09/15/2020	3,487,000	3,507,870
5.75%, 01/24/2022	4,815,000	5,405,492
6.75%, 10/01/2037	3,620,000	4,462,142
Macquarie Group, Ltd.
6.25%, 01/14/2021 (A)	6,245,000	6,918,305
Morgan Stanley
5.00%, 11/24/2025	9,529,000	10,120,341
5.75%, 01/25/2021	6,860,000	7,612,274
Oaktree Capital Management, LP
6.75%, 12/02/2019 (A)	2,330,000	2,585,552

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2017 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
UBS AG
1.80%, 03/26/2018, MTN	$ 5,273,000	$ 5,279,855
7.63%, 08/17/2022	6,463,000	7,348,431

		78,313,140

Chemicals - 0.3%
Monsanto Co.
4.40%, 07/15/2044	5,031,000	4,932,745

Commercial Services & Supplies - 0.5%
ERAC USA Finance LLC
2.70%, 11/01/2023 (A)	4,400,000	4,218,487
Hutchison Whampoa International 12 II, Ltd.
2.00%, 11/08/2017 (A)	3,300,000	3,306,342
Hutchison Whampoa International 14, Ltd.
1.63%, 10/31/2017 (A)	1,250,000	1,246,875

		8,771,704

Communications Equipment - 0.3%
Harris Corp.
5.55%, 10/01/2021	5,369,000	5,967,176

Construction & Engineering - 0.2%
D.R. Horton, Inc.
4.38%, 09/15/2022	2,916,000	3,036,285

Construction Materials - 0.3%
LafargeHolcim Finance US LLC
4.75%, 09/22/2046 (A)	1,575,000	1,551,753
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	4,225,000	4,369,753

		5,921,506

Consumer Finance - 0.8%
Ally Financial, Inc.
3.50%, 01/27/2019	3,640,000	3,676,400
American Express Co.
4.05%, 12/03/2042	1,085,000	1,050,516
BMW US Capital LLC
2.80%, 04/11/2026 (A)	5,807,000	5,578,814
Discover Financial Services
3.85%, 11/21/2022	5,260,000	5,369,482

		15,675,212

Containers & Packaging - 0.6%
International Paper Co.
4.75%, 02/15/2022	3,015,000	3,269,318
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13%, 07/15/2023 (A)	2,095,000	2,142,557
5.75%, 10/15/2020	4,025,000	4,144,059
6.88%, 02/15/2021	800,447	820,707

		10,376,641

Diversified Consumer Services - 0.0% (E)
President & Fellows of Harvard College
3.62%, 10/01/2037	396,000	393,088

Diversified Telecommunication Services - 1.9%
AT&T, Inc.
3.00%, 06/30/2022	8,170,000	8,053,888
3.40%, 05/15/2025	6,357,000	6,081,030
4.35%, 06/15/2045	2,024,000	1,737,511
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (A)	795,000	782,240

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	$ 2,980,000	$ 3,280,205
Intelsat Jackson Holdings SA
7.25%, 04/01/2019	1,472,000	1,265,000
Verizon Communications, Inc.
3.85%, 11/01/2042	1,741,000	1,450,718
5.15%, 09/15/2023	8,663,000	9,566,568
6.55%, 09/15/2043	2,686,000	3,312,864

		35,530,024

Electric Utilities - 1.2%
Appalachian Power Co.
3.40%, 06/01/2025	2,585,000	2,611,052
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	9,079,000	8,642,988
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 (A)	1,540,000	1,640,850
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	4,835,000	5,157,436
PacifiCorp
3.60%, 04/01/2024	5,005,000	5,198,108

		23,250,434

Energy Equipment & Services - 0.2%
Schlumberger Holdings Corp.
3.00%, 12/21/2020 (A)	4,129,000	4,218,859

Equity Real Estate Investment Trusts - 2.5%
CBL & Associates, LP
5.25%, 12/01/2023	5,582,000	5,535,407
EPR Properties
5.75%, 08/15/2022	3,123,000	3,365,398
HCP, Inc.
3.40%, 02/01/2025	4,320,000	4,141,675
Highwoods Realty, LP
5.85%, 03/15/2017	1,555,000	1,562,817
Hospitality Properties Trust
5.00%, 08/15/2022	6,379,000	6,715,505
Kilroy Realty, LP
4.25%, 08/15/2029	2,565,000	2,552,462
National Retail Properties, Inc.
3.90%, 06/15/2024	3,565,000	3,640,164
Realty Income Corp.
6.75%, 08/15/2019	4,274,000	4,772,353
Simon Property Group, LP
3.38%, 10/01/2024	7,983,000	8,063,556
VEREIT Operating Partnership, LP
3.00%, 02/06/2019	2,582,000	2,583,756
4.13%, 06/01/2021	4,300,000	4,363,640

		47,296,733

Food & Staples Retailing - 0.9%
CVS Health Corp.
2.13%, 06/01/2021	5,634,000	5,514,993
Wal-Mart Stores, Inc.
4.30%, 04/22/2044	5,019,000	5,178,750
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	6,877,000	7,019,099

		17,712,842

Food Products - 0.6%
Bunge, Ltd. Finance Corp.
3.25%, 08/15/2026	3,635,000	3,479,647
Kraft Heinz Foods Co.
2.80%, 07/02/2020	3,435,000	3,474,568

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2017 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Kraft Heinz Foods Co. (continued)
4.38%, 06/01/2046	$ 2,926,000	$ 2,735,465
4.88%, 02/15/2025 (A)	2,255,000	2,413,269

		12,102,949

Health Care Equipment & Supplies - 0.3%
Abbott Laboratories
3.75%, 11/30/2026	2,579,239	2,539,364
Medtronic, Inc.
4.63%, 03/15/2045	3,624,000	3,862,485

		6,401,849

Health Care Providers & Services - 0.7%
Anthem, Inc.
2.30%, 07/15/2018	4,585,000	4,611,272
CHS / Community Health Systems, Inc.
5.13%, 08/15/2018 (D)	4,600,000	4,614,375
HCA Holdings, Inc.
6.25%, 02/15/2021	1,150,000	1,233,375
UnitedHealth Group, Inc.
3.38%, 11/15/2021	2,655,000	2,753,440

		13,212,462

Industrial Conglomerates - 0.9%
General Electric Co.
5.00% (B), 01/21/2021 (C)	10,628,000	11,053,120
5.50%, 01/08/2020, MTN	2,271,000	2,501,409
6.88%, 01/10/2039, MTN	2,696,000	3,795,822

		17,350,351

Insurance - 1.5%
American Financial Group, Inc.
9.88%, 06/15/2019	635,000	741,300
CNA Financial Corp.
5.88%, 08/15/2020	2,582,000	2,869,986
Fidelity National Financial, Inc.
5.50%, 09/01/2022	370,000	391,827
6.60%, 05/15/2017	1,226,000	1,242,736
Hartford Financial Services Group, Inc.
5.13%, 04/15/2022	4,315,000	4,779,898
Lincoln National Corp.
8.75%, 07/01/2019	598,000	687,850
Metropolitan Life Global Funding I
1.30%, 04/10/2017 (A)	2,670,000	2,671,266
OneBeacon US Holdings, Inc.
4.60%, 11/09/2022	4,844,000	4,830,916
Pacific Life Insurance Co.
9.25%, 06/15/2039 (A)	2,844,000	4,293,513
Reinsurance Group of America, Inc.
3.63% (B), 12/15/2065	2,791,000	2,509,109
Swiss Re America Holding Corp.
7.75%, 06/15/2030	2,903,000	3,863,370

		28,881,771

IT Services - 0.1%
MasterCard, Inc.
3.38%, 04/01/2024	2,025,000	2,084,420

Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.
2.40%, 02/01/2019	790,000	798,148
2.95%, 09/19/2026	2,345,000	2,216,527

		3,014,675

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery - 0.1%
Doosan Heavy Industries & Construction Co., Ltd.
2.13%, 04/27/2020 (A)	$ 1,185,000	$ 1,156,303

Media - 1.0%
CBS Corp.
5.75%, 04/15/2020	2,645,000	2,918,141
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	4,300,000	4,489,200
Comcast Corp.
5.88%, 02/15/2018	1,390,000	1,453,171
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 (A) (C)	2,215,000	2,320,213
NBCUniversal Media LLC
4.38%, 04/01/2021	5,222,000	5,611,687
4.45%, 01/15/2043	1,636,000	1,633,078

		18,425,490

Metals & Mining - 0.0% (E)
Rio Tinto Finance USA PLC
3.50%, 03/22/2022	451,000	467,158

Multi-Utilities - 0.5%
DTE Electric Co.
4.30%, 07/01/2044	4,920,000	5,148,411
Public Service Electric & Gas Co.
3.00%, 05/15/2025, MTN	3,335,000	3,334,410

		8,482,821

Oil, Gas & Consumable Fuels - 2.7%
Anadarko Petroleum Corp.
5.55%, 03/15/2026 (D)	6,138,000	6,904,796
BP Capital Markets PLC
3.12%, 05/04/2026	6,429,000	6,220,379
CNOOC Nexen Finance ULC
1.63%, 04/30/2017	850,000	849,717
Continental Resources, Inc.
3.80%, 06/01/2024	1,055,000	985,106
Energy Transfer Partners, LP
4.90%, 02/01/2024	2,755,000	2,883,714
5.15%, 03/15/2045	1,238,000	1,202,238
7.60%, 02/01/2024	3,005,000	3,392,783
EnLink Midstream Partners, LP
2.70%, 04/01/2019	3,615,000	3,630,230
4.85%, 07/15/2026	1,526,000	1,569,718
EOG Resources, Inc.
2.45%, 04/01/2020	1,500,000	1,506,326
Exxon Mobil Corp.
3.04%, 03/01/2026	5,617,000	5,566,941
Kinder Morgan, Inc.
3.05%, 12/01/2019	1,466,000	1,492,444
Petrobras Global Finance BV
5.38%, 01/27/2021	2,475,000	2,491,211
Petroleos Mexicanos
3.50%, 07/18/2018 - 01/30/2023	5,560,000	5,436,992
Shell International Finance BV
2.50%, 09/12/2026	4,551,000	4,235,065
3.75%, 09/12/2046	1,337,000	1,241,158

		49,608,818

Pharmaceuticals - 0.7%
Actavis Funding SCS
3.00%, 03/12/2020	1,451,000	1,473,639
3.45%, 03/15/2022	667,000	675,115
3.80%, 03/15/2025	3,913,000	3,905,918
4.55%, 03/15/2035	1,494,000	1,473,006

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2017 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Actavis, Inc.
3.25%, 10/01/2022	$ 3,997,000	$ 3,991,176
Pfizer, Inc.
4.13%, 12/15/2046	637,852	639,855

		12,158,709

Road & Rail - 0.6%
Aviation Capital Group Corp.
2.88%, 01/20/2022 (A)	3,317,268	3,292,893
7.13%, 10/15/2020 (A)	5,920,000	6,808,000
Hertz Corp.
5.50%, 10/15/2024 (A) (D)	1,065,000	894,600
6.75%, 04/15/2019	728,000	724,360

		11,719,853

Semiconductors & Semiconductor Equipment - 0.5%
Intel Corp.
2.45%, 07/29/2020	6,390,000	6,490,451
KLA-Tencor Corp.
4.13%, 11/01/2021	2,442,000	2,548,102

		9,038,553

Software - 0.3%
Microsoft Corp.
3.30%, 02/06/2027 (F)	6,090,000	6,091,443

Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.
2.40%, 05/03/2023	6,827,000	6,678,738
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
6.02%, 06/15/2026 (A)	3,535,000	3,816,672
Hewlett Packard Enterprise Co.
3.60%, 10/15/2020	4,912,000	5,042,394
Seagate HDD Cayman
4.88%, 06/01/2027	2,040,000	1,916,688

		17,454,492

Tobacco - 0.3%
Reynolds American, Inc.
4.45%, 06/12/2025	1,493,000	1,564,900
8.13%, 06/23/2019	2,315,000	2,629,145
RJ Reynolds Tobacco Co.
8.13%, 06/23/2019	1,745,000	1,981,797

		6,175,842

Trading Companies & Distributors - 0.4%
International Lease Finance Corp.
8.25%, 12/15/2020	5,785,000	6,826,763

Wireless Telecommunication Services - 1.7%
America Movil SAB de CV
3.13%, 07/16/2022	2,285,000	2,248,837
4.38%, 07/16/2042 (D)	2,600,000	2,415,805
Crown Castle Towers LLC
3.22%, 05/15/2042 (A)	12,242,000	12,374,581
4.88%, 08/15/2040 (A)	3,200,000	3,409,204
6.11%, 01/15/2040 (A)	1,161,000	1,259,751

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services (continued)
SBA Tower Trust
2.24%, 04/15/2043 (A)	$ 920,000	$ 921,549
Sprint Communications, Inc.
9.00%, 11/15/2018 (A)	8,359,000	9,153,105

		31,782,832

Total Corporate Debt Securities (Cost $762,088,923)		753,616,700

FOREIGN GOVERNMENT OBLIGATIONS - 0.9%
Colombia - 0.2%
Colombia Government International Bond
4.50%, 01/28/2026 (D)	2,850,000	2,976,825

Indonesia - 0.1%
Indonesia Government International Bond
4.75%, 01/08/2026 (A)	1,960,000	2,052,026

Mexico - 0.1%
Mexico Government International Bond
4.00%, 10/02/2023	2,770,000	2,788,005

Poland - 0.1%
Republic of Poland Government International Bond
3.00%, 03/17/2023	1,320,000	1,300,200

Republic of Korea - 0.3%
Korea Development Bank
3.00%, 03/17/2019	5,200,000	5,308,940
3.50%, 08/22/2017	900,000	908,481

		6,217,421

Saudi Arabia - 0.1%
Saudi Arabia Government International Bond
2.38%, 10/26/2021 (A)	1,505,000	1,465,870

Total Foreign Government Obligations (Cost $16,769,299)		16,800,347

MORTGAGE-BACKED SECURITIES - 11.3%
Aventura Mall Trust
Series 2013-AVM, Class A,
3.74% (B), 12/05/2032 (A)	4,500,000	4,743,751
Banc of America Commercial Mortgage Trust
Series 2007-3, Class A1A,
5.60% (B), 06/10/2049	471,512	472,202
Banc of America Re-REMIC Trust
Series 2010-UB3, Class A4B1,
5.60% (B), 06/15/2049 (A)	586,056	585,588
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (A)	10,155,000	10,025,004
Series 2012-TFT, Class C,
3.47% (B), 06/05/2030 (A)	2,980,000	2,878,091
BBCMS Trust
Series 2013-TYSN, Class B,
4.04%, 09/05/2032 (A)	2,530,000	2,644,225
BCAP LLC Trust
Series 2009-RR4, Class 9A1,
3.01% (B), 10/26/2035 (A)	3,007	3,006
Series 2009-RR6, Class 2A1,
3.12% (B), 08/26/2035 (A)	807,247	802,226
Series 2011-R11, Class 16A5,
2.58% (B), 08/26/2035 (A)	1,548,234	1,558,691

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2017 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BCAP LLC Trust (continued)
Series 2011-R11, Class 23A1,
3.10% (B), 06/26/2035 (A)	$ 568,807	$ 572,770
Series 2012-RR12, Class 4A1,
3.29% (B), 04/26/2036 (A)	1,123,925	1,137,641
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-PW15, Class A1A,
5.32%, 02/11/2044	1,238,576	1,237,907
Series 2007-PW17, Class A1A,
5.65% (B), 06/11/2050	900,376	913,906
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class B,
3.58% (B), 03/13/2035 (A)	2,350,000	2,391,427
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	485,000	509,235
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	330,000	351,701
Citigroup Mortgage Loan Trust
Series 2014-A, Class A,
4.00% (B), 01/25/2035 (A)	1,445,536	1,500,103
Series 2015-A, Class A1,
3.50% (B), 06/25/2058 (A)	2,528,407	2,564,403
Series 2015-PS1, Class A1,
3.75% (B), 09/25/2042 (A)	2,792,083	2,868,436
COMM Mortgage Trust
Series 2013-GAM, Class A1,
1.71%, 02/10/2028 (A)	242,221	238,971
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (A)	2,625,000	2,664,033
Series 2013-WWP, Class A2,
3.42%, 03/10/2031 (A)	2,760,000	2,860,575
Series 2013-WWP, Class B,
3.73%, 03/10/2031 (A)	2,400,000	2,476,350
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	1,500,000	1,579,515
Series 2016-GCT, Class C,
3.46% (B), 08/10/2029 (A)	2,670,000	2,691,261
Commercial Mortgage Pass-Through Certificates
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (A)	5,475,000	5,462,305
Core Industrial Trust
Series 2015-CALW, Class B,
3.25%, 02/10/2034 (A)	4,625,000	4,704,107
CSMC Trust
Series 2009-14R, Class 2A1,
5.00%, 06/26/2037 (A)	271,824	277,133
Series 2014-11R, Class 17A1,
0.93% (B), 12/27/2036 (A)	1,993,224	1,864,036
GS Mortgage Securities Corp. Trust
Series 2012-SHOP, Class C,
3.63%, 06/05/2031 (A)	2,825,000	2,848,323
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (B), 04/10/2031 (A)	4,555,517	4,562,494
HarborView Mortgage Loan Trust
Series 2004-4, Class 2A,
1.33% (B), 06/19/2034	534,770	497,779
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A2,
3.09%, 03/05/2037 (A)	4,498,000	4,419,899
Impac CMB Trust
Series 2003-8, Class 1A1,
1.44% (B), 10/25/2033	330,160	315,136

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Jefferies Resecuritization Trust
Series 2009-R2, Class 4A,
3.06% (B), 05/26/2037 (A)	$ 774,933	$ 778,344
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-LD12, Class A1A,
5.85% (B), 02/15/2051	176,194	178,417
Series 2007-LDPX, Class A1A,
5.44%, 01/15/2049	257,063	256,903
Series 2012-WLDN, Class A,
3.91%, 05/05/2030 (A)	3,135,420	3,277,361
Series 2014-DSTY, Class B,
3.77%, 06/10/2027 (A)	4,800,000	4,852,871
LB Commercial Mortgage Trust
Series 2007-C3, Class A1A,
5.88% (B), 07/15/2044	795,379	801,906
Mill City Mortgage Loan Trust
Series 2016-1, Class A1,
2.50% (B), 04/25/2057 (A)	2,200,562	2,190,137
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class AS,
3.48%, 11/15/2045	1,800,000	1,852,011
Series 2013-C11, Class B,
4.37% (B), 08/15/2046	1,035,000	1,094,544
Morgan Stanley Capital Barclays Bank Trust
Series 2016-MART, Class A,
2.20%, 09/13/2031 (A)	8,442,000	8,281,455
Morgan Stanley Capital I Trust
Series 2007-IQ13, Class A1A,
5.31%, 03/15/2044	129,812	129,671
Series 2007-IQ14, Class A1A,
5.67% (B), 04/15/2049	3,330,541	3,345,982
Series 2007-T27, Class A1A,
5.64% (B), 06/11/2042	1,393,068	1,405,899
Morgan Stanley Re-REMIC Trust
Series 2009-R3, Class 1A,
5.50%, 10/26/2035 (A)	165,113	171,666
Series 2010-GG10, Class A4A,
5.80% (B), 08/15/2045 (A)	1,304,644	1,305,984
Series 2010-GG10, Class A4B,
5.80% (B), 08/15/2045 (A)	2,220,000	2,224,357
Series 2012-R3, Class 1A,
2.63% (B), 11/26/2036 (A)	363,800	362,503
Series 2013-R8, Class 9A,
1.48% (B), 09/26/2036 (A)	364,631	360,786
Morgan Stanley Resecuritization Trust
Series 2014-R3, Class 2A,
3.00% (B), 07/26/2048 (A)	1,406,497	1,390,051
Series 2014-R4, Class 4A,
3.26% (B), 11/21/2035 (A)	1,500,891	1,514,416
Motel 6 Trust
Series 2015-MTL6, Class B,
3.30%, 02/05/2030 (A)	8,130,000	8,152,987
Series 2015-MTL6, Class C,
3.64%, 02/05/2030 (A)	5,795,000	5,814,648
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (B), 12/25/2052 (A)	747,020	776,039
New Residential Mortgage Loan Trust
Series 2014-2A, Class A3,
3.75% (B), 05/25/2054 (A)	1,159,735	1,188,444
Series 2014-3A, Class AFX3,
3.75% (B), 11/25/2054 (A)	1,217,133	1,233,676
Series 2015-2A, Class A1,
3.75% (B), 08/25/2055 (A)	4,815,707	4,967,731

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2017 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust (continued)
Series 2016-1A, Class A1,
3.75% (B), 03/25/2056 (A)	$ 3,744,921	$ 3,796,074
Series 2016-2A, Class A1,
3.75% (B), 11/26/2035 (A)	4,188,430	4,252,239
Series 2016-3A, Class A1B,
3.25% (B), 09/25/2056 (A)	5,939,845	5,982,383
Palisades Center Trust
Series 2016-PLSD, Class A,
2.71%, 04/13/2033 (A)	6,500,000	6,483,822
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 3A1,
1.35% (B), 05/25/2035	765,472	737,617
RBSCF Trust
Series 2009-RR2, Class WBB,
5.97% (B), 02/16/2051 (A)	1,215,000	1,214,052
RBSSP Resecuritization Trust
Series 2009-6, Class 2A1,
3.34% (B), 01/26/2036 (A)	869,568	878,934
Series 2009-7, Class 5A4,
1.16% (B), 06/26/2037 (A)	721,617	692,318
SCG Trust
Series 2013-SRP1, Class AJ,
2.72% (B), 11/15/2026 (A)	3,215,000	3,190,110
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (B), 03/25/2054 (A)	5,491,269	5,539,071
Series 2015-4, Class A1B,
2.75% (B), 04/25/2055 (A)	1,959,324	1,965,361
Series 2015-5, Class A1B,
2.75% (B), 05/25/2055 (A)	5,301,891	5,310,879
Series 2015-6, Class A1B,
2.75% (B), 04/25/2055 (A)	5,095,196	5,095,833
Series 2016-2, Class A1A,
2.75% (B), 08/25/2055 (A)	5,305,802	5,297,435
Series 2016-3, Class A1,
2.25% (B), 08/25/2055 (A)	9,740,384	9,660,245
Series 2016-4, Class A1,
2.25% (B), 07/25/2056 (A)	6,591,300	6,522,249
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (A)	3,803,000	3,893,731
Waldorf Astoria Boca Raton Trust
Series 2016-BOCA, Class C,
3.27% (B), 06/15/2029 (A)	3,245,000	3,253,133
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class B,
3.78%, 02/15/2048	3,000,000	3,030,138
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-N, Class 1A2,
2.86% (B), 12/25/2033	708,902	708,564

Total Mortgage-Backed Securities (Cost $212,781,928)		210,635,207

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.7%
California - 0.7%
State of California, General Obligation Unlimited
7.30%, 10/01/2039	1,680,000	2,359,610
7.60%, 11/01/2040	2,735,000	4,091,095
7.95%, 03/01/2036	5,350,000	6,211,618

Total Municipal Government Obligations (Cost $13,051,463)		12,662,323

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.3%
Federal Home Loan Mortgage Corp.
5.00%, 08/01/2035 - 12/01/2035	$ 1,392,283	$ 1,541,435
5.50%, 11/01/2038	315,562	358,631
Federal National Mortgage Association
Zero Coupon, 10/09/2019	6,045,000	5,747,634
2.50%, TBA (F) (G)	17,354,000	17,354,000
3.00%, TBA (F) (G)	94,144,000	93,187,855
3.50%, TBA (F) (G)	102,738,000	105,215,706
4.00%, 06/01/2042	834,592	880,626
4.00%, TBA (F) (G)	36,767,000	38,570,881
5.00%, 04/01/2039 - 11/01/2039	13,030,250	14,437,364
5.00%, TBA (F) (G)	13,129,000	14,309,716
5.50%, 10/01/2036 - 12/01/2041	5,382,099	6,167,411
6.00%, 11/01/2034 - 02/01/2041	4,464,019	5,126,814
6.50%, 06/01/2038	1,015,982	1,191,480

Total U.S. Government Agency Obligations (Cost $304,871,861)		304,089,553

U.S. GOVERNMENT OBLIGATIONS - 22.3%
U.S. Treasury - 20.1%
U.S. Treasury Bond
2.25%, 08/15/2046 (D)	5,509,000	4,633,587
2.50%, 02/15/2045 - 05/15/2046	31,126,200	27,780,128
2.75%, 08/15/2042	12,839,000	12,165,954
2.88%, 08/15/2045	11,479,000	11,064,229
3.00%, 05/15/2042	3,000,000	2,983,242
3.13%, 02/15/2042	18,635,800	18,954,640
3.50%, 02/15/2039	23,596,100	25,807,314
3.63%, 02/15/2044	7,103,700	7,880,113
4.50%, 02/15/2036	15,956,000	20,160,661
4.75%, 02/15/2037	18,718,000	24,332,670
5.25%, 02/15/2029	14,481,100	18,505,267
U.S. Treasury Note
0.50%, 07/31/2017	5,611,300	5,607,137
0.63%, 09/30/2017	11,037,300	11,027,819
0.88%, 04/30/2017	40,645,000	40,681,906
1.00%, 09/15/2017 - 11/30/2019	22,914,300	22,845,794
1.13%, 06/30/2021 - 09/30/2021	2,035,000	1,972,616
1.25%, 11/30/2018	23,337,700	23,370,513
1.50%, 08/15/2026	3,870,000	3,557,981
1.63%, 03/31/2019 - 05/15/2026	25,632,400	24,868,416
1.75%, 11/30/2021 - 05/15/2023	9,693,000	9,524,813
1.88%, 11/30/2021	14,295,100	14,273,886
2.00%, 12/31/2021 (D)	6,085,000	6,111,147
2.00%, 02/15/2025	17,324,900	16,861,320
2.25%, 11/15/2024	5,825,000	5,787,231
2.50%, 05/15/2024	12,787,100	12,981,400

		373,739,784

U.S. Treasury Inflation-Protected Securities - 2.2%
U.S. Treasury Inflation-Indexed Bond
1.75%, 01/15/2028	7,352,945	8,317,666
2.50%, 01/15/2029	11,327,439	13,838,517
U.S. Treasury Inflation-Indexed Note
0.63%, 01/15/2024	19,141,093	19,683,092

		41,839,275

Total U.S. Government Obligations (Cost $426,086,551)		415,579,059

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2017 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Shares	Value
PREFERRED STOCK - 0.0% (E)
Banks - 0.0% (E)
CoBank ACB
Series F, 6.25% (B)	6,000	$ 610,500

Total Preferred Stock (Cost $612,000)		610,500

	Principal	Value
SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.5%
Federal Home Loan Bank Discount Notes
0.46% (H), 02/10/2017	$ 27,000,000	26,997,300
0.52% (H), 03/03/2017	14,500,000	14,493,837
0.53% (H), 03/13/2017	71,400,000	71,359,516
0.54% (H), 04/07/2017	26,000,000	25,975,118
0.55% (H), 04/07/2017	8,500,000	8,491,866
0.56% (H), 03/28/2017 - 04/26/2017	86,750,000	86,653,339

Total Short-Term U.S. Government Agency Obligations (Cost $233,963,598)		233,970,976

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 2.0%
U.S. Treasury Bill
0.46% (H), 02/09/2017	5,055,000	5,054,469
0.48% (H), 02/09/2017	500,000	499,948
0.49% (H), 04/20/2017	400,000	399,582
0.51% (H), 04/13/2017	28,556,000	28,528,814
0.52% (H), 04/20/2017	2,003,000	2,000,907

Total Short-Term U.S. Government Obligations (Cost $36,482,204)		36,483,720

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.52% (H)	25,854,848	25,854,848

Total Securities Lending Collateral (Cost $25,854,848)		25,854,848

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
State Street Bank & Trust Co. 0.03% (H), dated 01/31/2017, to be repurchased at $16,078,317 on 02/01/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2019, and with a value of $16,403,992.	$ 16,078,303	16,078,303

Total Repurchase Agreement (Cost $16,078,303)		16,078,303

Total Investments (Cost $2,170,754,744) (I)		2,148,172,693
Net Other Assets (Liabilities) - (15.2)%		(284,088,315)

Net Assets - 100.0%		$ 1,864,084,378

The notes are an integral part of this report. Transamerica Funds	Page 8	January 31, 2017 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$121,791,157	$—	$121,791,157
Corporate Debt Securities	—	753,616,700	—	753,616,700
Foreign Government Obligations	—	16,800,347	—	16,800,347
Mortgage-Backed Securities	—	210,635,207	—	210,635,207
Municipal Government Obligations	—	12,662,323	—	12,662,323
U.S. Government Agency Obligations	—	304,089,553	—	304,089,553
U.S. Government Obligations	—	415,579,059	—	415,579,059
Preferred Stock	610,500	—	—	610,500
Short-Term U.S. Government Agency Obligations	—	233,970,976	—	233,970,976
Short-Term U.S. Government Obligations	—	36,483,720	—	36,483,720
Securities Lending Collateral	25,854,848	—	—	25,854,848
Repurchase Agreement	—	16,078,303	—	16,078,303

Total Investments	$26,465,348	$2,121,707,345	$—	$2,148,172,693

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the total value of 144A securities is $464,224,073, representing 24.9% of the Fund’s net assets.

(B)	Floating or variable rate securities. The rates disclosed are as of January 31, 2017.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)

All or a portion of the securities are on loan. The total value of all securities on loan is $25,331,228. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after January 31, 2017.
(G)	Cash in the amount of $819,000 has been segregated by the custodian as collateral for open TBA commitment transactions.
(H)	Rates disclosed reflect the yields at January 31, 2017.
(I)

Aggregate cost for federal income tax purposes is $2,170,754,744. Aggregate gross unrealized appreciation and depreciation for all securities is $6,420,881 and $29,002,932, respectively. Net unrealized depreciation for tax purposes is $22,582,051.

(J)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Funds	Page 9	January 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS

At January 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 93.7%
Alabama - 0.2%
Alabama State University, Revenue Bonds
AGC,
4.25%, 05/01/2021	$ 25,000	$ 26,034
County of Jefferson, Revenue Bonds
Series A, AGM-CR,
5.25%, 01/01/2023	300,000	301,221
5.50%, 01/01/2022	85,000	85,346
Foley Utilities Board, Revenue Bonds
4.00%, 11/01/2017	175,000	179,021
Jasper Water Works & Sewer Board, Inc., Revenue Bonds
5.00%, 06/01/2022 - 06/01/2023	760,000	849,719
Marshall County Board of Education, Special Tax
AGM,
4.00%, 03/01/2031 - 03/01/2032	1,035,000	1,073,932

		2,515,273

Alaska - 0.2%
Alaska Housing Finance Corp., Revenue Bonds
Series B,
5.00%, 06/01/2018	180,000	189,391
Series D,
5.00%, 12/01/2025	250,000	293,782
Alaska Industrial Development & Export Authority, Revenue Bonds
5.00%, 04/01/2022	500,000	564,625
City of Valdez, Revenue Bonds
Series C,
5.00%, 01/01/2021	50,000	55,245
North Slope Borough Service Area 10, Revenue Bonds
5.00%, 06/30/2022	535,000	599,532
State of Alaska International Airports System, Revenue Bonds
Series A,
5.00%, 10/01/2031	65,000	73,111

		1,775,686

Arizona - 1.5%
Arizona Board of Regents, Certificate of Participation
Series A,
5.00%, 06/01/2019	150,000	162,147
Arizona Transportation Board, Revenue Bonds
5.25%, 07/01/2020	325,000	356,093
BluePath Trust, Revenue Bonds
2.75%, 09/01/2026 (A) (B)	5,900,000	5,463,282
City of Goodyear Water & Sewer Revenue, Revenue Bonds
AGM,
4.00%, 07/01/2026	115,000	124,667
City of Phoenix Civic Improvement Corp., Revenue Bonds
NATL,
5.00%, 07/01/2018	100,000	101,751
County of Maricopa, Certificate of Participation
3.00%, 07/01/2017	800,000	807,136

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Arizona (continued)
County of Pima, Certificate of Participation
5.00%, 12/01/2026	$ 35,000	$ 40,009
County of Pima Sewer System Revenue, Revenue Bonds
Series A,
5.00%, 07/01/2019	25,000	27,250
County of Santa Cruz, Revenue Bonds
AGM,
4.00%, 07/01/2026	140,000	157,889
Industrial Development Authority of the City of Phoenix, Revenue Bonds
2.95%, 07/01/2026	2,950,000	2,782,115
3.88%, 07/01/2021 (A) (B)	200,000	196,368
5.00%, 07/01/2036	1,625,000	1,703,390
Industrial Development Authority of the County of Pima, Revenue Bonds
Series R,
2.88%, 07/01/2021	390,000	383,627
La Paz County Industrial Development Authority, Revenue Bonds
Series A,
5.00%, 02/15/2021 - 02/15/2026 (A)	2,135,000	2,329,440
Madison Elementary School District No. 38, General Obligation Unlimited
Series A,
3.00%, 07/01/2017	160,000	161,400
Maricopa County Community College District, General Obligation Unlimited
Series C,
5.00%, 07/01/2020	150,000	163,423
Maricopa County Elementary School District No. 25, General Obligation Unlimited
Series A, BAM,
4.00%, 07/01/2024	135,000	149,498
Maricopa County Industrial Development Authority, Revenue Bonds
Series A,
5.00%, 01/01/2034	625,000	670,619
Maricopa County Unified School District No. 69, General Obligation Limited
3.00%, 07/01/2017	450,000	454,068
Maricopa County Unified School District No. 69, General Obligation Unlimited
Series D,
3.00%, 07/01/2017	145,000	146,311
Maricopa County Unified School District No. 89, General Obligation Limited
5.00%, 07/01/2023	40,000	46,448
Pinal County Electrical District No. 4, Revenue Bonds
AGM,
5.00%, 12/01/2022 - 12/01/2025	480,000	554,582
State of Arizona, Certificate of Participation
Series B, AGM,
5.00%, 10/01/2017	390,000	400,600
Yavapai County Elementary School District No. 6, General Obligation Unlimited
Series A, BAM,
4.00%, 07/01/2026	410,000	449,245

		17,831,358

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Arkansas - 0.0% (C)
Arkansas Development Finance Authority, Revenue Bonds
AMBAC,
Zero Coupon, 07/01/2026	$ 205,000	$ 156,030

California - 9.8%
Acalanes Union High School District, General Obligation Unlimited
Series C,
Zero Coupon, 08/01/2026	235,000	172,659
Alameda Corridor Transportation Authority, Revenue Bonds
Series B, AGM,
3.13%, 10/01/2036	1,800,000	1,585,764
4.00%, 10/01/2035 - 10/01/2037	1,725,000	1,732,844
5.00%, 10/01/2036	250,000	278,565
Avalon Community Improvement Agency Successor Agency, Tax Allocation
Series A, AGM,
5.00%, 09/01/2024 - 09/01/2026	2,160,000	2,533,318
Baldwin Park/Monrovia School Facilities Grant Financing Authority, Revenue Bonds
AGM,
2.50%, 10/01/2025 - 10/01/2026	240,000	234,991
3.00%, 10/01/2029 - 10/01/2033	640,000	583,753
4.00%, 10/01/2027 - 10/01/2028	335,000	362,441
Brentwood Infrastructure Financing Authority, Revenue Bonds
4.00%, 07/01/2018	100,000	104,252
Brisbane/Guadalupe Valley Municipal Improvement District Financing Authority, Revenue Bonds
5.00%, 09/01/2025	140,000	168,689
Calexico Financing Authority, Revenue Bonds
AGM,
4.00%, 04/01/2024	715,000	794,122
California City Redevelopment Agency Successor Agency, Tax Allocation
AGM,
3.25%, 09/01/2026	130,000	133,081
California Community College Financing Authority, Revenue Bonds
Series A, BAM,
2.38%, 06/01/2030	210,000	184,932
2.50%, 06/01/2031	220,000	193,083
California Health Facilities Financing Authority, Revenue Bonds
Series B,
5.00%, 11/15/2031	500,000	578,745
Series D,
5.00%, 08/15/2022	25,000	28,811
California Municipal Finance Authority, Revenue Bonds
4.38%, 07/01/2025 (A)	750,000	766,410
Series A,
3.50%, 10/01/2020	330,000	334,283
4.00%, 11/01/2017 (A)	415,000	418,830
California School Finance Authority, Revenue Bonds
Series A,
3.00%, 07/01/2017 - 07/01/2018 (A)	1,350,000	1,352,998
4.00%, 08/01/2025 (A)	450,000	467,761

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
California State Public Works Board, Revenue Bonds
Series F,
5.00%, 09/01/2017	$ 100,000	$ 102,414
California State University, Revenue Bonds
Series A,
4.00%, 11/01/2034	500,000	518,385
California Statewide Communities Development Authority, Revenue Bonds
1.90% (D), 04/01/2028	75,000	75,606
2.63% (D), 11/01/2033	2,000,000	2,009,400
AGM,
5.00%, 10/01/2026	520,000	598,806
Series A,
5.00%, 12/01/2025 - 12/01/2029 (A)	775,000	836,746
5.50%, 07/01/2030	115,000	117,243
Series B,
5.00%, 07/01/2030	445,000	494,373
Calleguas Municipal Water District, Revenue Bonds
Series A,
4.00%, 07/01/2017	160,000	162,179
Chino Basin Desalter Authority, Revenue Bonds
Series A, AGC,
5.00%, 06/01/2018	100,000	105,361
Chula Vista Redevelopment Agency Successor Agency, Tax Allocation
AGM,
4.00%, 10/01/2035	1,235,000	1,277,027
City of Escondido, Special Tax
Series E, BAM,
5.00%, 09/01/2027	620,000	719,479
City of Lathrop, Special Assessment
3.00%, 09/02/2020	140,000	143,300
4.00%, 09/02/2021 - 09/02/2022	315,000	335,757
City of Rancho Cordova, Certificate of Participation
Series A, AGM,
5.00%, 02/01/2030	410,000	468,519
City of San Buenaventura Wastewater Revenue, Revenue Bonds
Series B,
4.00%, 01/01/2023	40,000	43,826
City of Visalia, Certificate of Participation
AGM,
5.00%, 12/01/2024	360,000	426,982
Coachella Redevelopment Agency Successor Agency, Tax Allocation
AGM,
5.00%, 09/01/2026	70,000	81,650
Series A, AGM,
4.00%, 09/01/2031 - 09/01/2032	1,060,000	1,119,456
5.00%, 09/01/2029 - 09/01/2030	2,170,000	2,523,525
Colton Joint Unified School District, General Obligation Unlimited
BAM,
4.00%, 02/01/2033	55,000	57,497
5.00%, 02/01/2029 - 02/01/2030	650,000	754,926
Compton Community College District, General Obligation Unlimited
BAM,
5.00%, 07/01/2024	605,000	713,985
Contra Costa Water District, Revenue Bonds
Series R,
5.00%, 10/01/2017	100,000	102,864

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
County of El Dorado, Special Tax
BAM,
3.00%, 09/01/2025 - 09/01/2026	$ 1,045,000	$ 1,058,337
3.13%, 09/01/2027	880,000	879,261
5.00%, 09/01/2021 - 09/01/2024	3,160,000	3,656,580
County of Santa Cruz, Certificate of Participation
4.00%, 08/01/2032 - 08/01/2033	760,000	786,908
Coyote Canyon Public Facilities Community Facilities District No. 2004-1, Special Tax
Series A, AGM,
4.00%, 09/01/2029 - 09/01/2030	860,000	900,043
Davis Joint Unified School District, Certificate of Participation
BAM,
4.00%, 08/01/2024	95,000	105,732
Dinuba Financing Authority, Revenue Bonds
Series A, AGM,
3.00%, 09/01/2038	1,280,000	1,091,098
Dry Creek Joint Elementary School District, Special Tax
AGM,
5.00%, 09/01/2024	190,000	224,684
Elk Grove Unified School District, Certificate of Participation
BAM,
5.00%, 02/01/2027 - 02/01/2029	5,180,000	6,067,137
Etiwanda School District, Special Tax
2.00%, 09/01/2018 - 09/01/2020	100,000	100,612
3.00%, 09/01/2021 - 09/01/2022	185,000	188,518
3.50%, 09/01/2023	75,000	77,279
Fairfield-Suisun Unified School District Financing Corp., Special Tax
BAM,
2.00%, 08/15/2019 - 08/15/2020	4,550,000	4,586,397
2.25%, 08/15/2021 - 08/15/2023	6,945,000	6,975,419
Fontana Unified School District, General Obligation Unlimited
4.00%, 08/01/2024	150,000	163,307
Gilroy Unified School District, Certificate of Participation
BAM,
4.00%, 04/01/2032	850,000	874,973
Golden State Tobacco Securitization Corp., Revenue Bonds
Series A-1,
4.50%, 06/01/2017 - 06/01/2027	4,465,000	4,492,099
Hacienda La Puente Unified School District, Certificate of Participation
AGM,
5.00%, 06/01/2024	250,000	295,272
Hesperia Unified School District, Certificate of Participation
BAM,
3.00%, 02/01/2033	375,000	346,639
Kern Community College District, Certificate of Participation
BAM,
5.00%, 06/01/2027	1,020,000	1,197,745
Kern Community College District, General Obligation Unlimited
5.00%, 11/01/2018	100,000	106,763

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
La Quinta Redevelopment Agency Successor Agency, Tax Allocation
Series A,
5.00%, 09/01/2021	$ 35,000	$ 39,816
Lancaster Redevelopment Agency Successor Agency, Tax Allocation
Series A,
2.38%, 08/01/2028	3,110,000	2,759,596
Series B, AGM,
2.38%, 02/01/2029	955,000	831,920
Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency, Tax Allocation
Series E, AGM,
5.00%, 12/01/2022	50,000	57,831
Mendocino-Lake Community College District, General Obligation Unlimited
Series A, NATL,
5.00%, 08/01/2024	150,000	153,162
Menifee Union School District Public Financing Authority, Special Tax
Series A,
4.00%, 09/01/2019	480,000	505,819
5.00%, 09/01/2023	425,000	481,389
Series A, BAM,
3.00%, 09/01/2031	265,000	247,571
5.00%, 09/01/2029 - 09/01/2034	2,565,000	2,914,616
Metropolitan Water District of Southern California, Revenue Bonds
Series G-2,
3.00% (D), 07/01/2037	100,000	100,934
Municipal Improvement Corp. of Los Angeles, Revenue Bonds
Series B,
3.50%, 05/01/2017	100,000	100,686
Norwalk-La Mirada Unified School District, General Obligation Unlimited
AGM,
4.75%, 08/01/2018	270,000	284,882
Oakdale Public Financing Authority, Special Tax
2.63%, 09/01/2022	110,000	108,803
3.00%, 09/01/2023 - 09/01/2024	415,000	409,041
Oxnard Union High School District, General Obligation Unlimited
4.00%, 08/01/2020	25,000	27,193
Panama-Buena Vista Union School District, Certificate of Participation
BAM,
4.00%, 09/01/2018	325,000	339,449
5.00%, 09/01/2024	265,000	313,376
Pasadena Unified School District, General Obligation Unlimited
2.00%, 08/01/2017	150,000	150,894
Peralta Community College District, General Obligation Unlimited
Series D,
3.50%, 08/01/2032 - 08/01/2034	6,455,000	6,471,179
Pittsburg Successor Agency Redevelopment Agency, Tax Allocation
Series A, AGM,
5.00%, 09/01/2022	425,000	489,604
Placerville Union School District, General Obligation Unlimited
BAM,
3.00%, 08/01/2033	150,000	138,558

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Ramona Unified School District Community Facilities District No. 92-1, Certificate of Participation
BAM,
4.00%, 05/01/2027	$ 175,000	$ 190,326
Rio Elementary School District Community Facilities District, Special Tax
BAM,
5.00%, 09/01/2029 - 09/01/2032	1,800,000	2,064,123
Riverside County Redevelopment Successor Agency, Tax Allocation
Series C, AGM,
5.00%, 10/01/2022	415,000	481,014
Riverside Redevelopment Agency Successor Agency, Tax Allocation
Series A,
5.00%, 09/01/2020 - 09/01/2026	245,000	282,218
Roseville Joint Union High School District, General Obligation Unlimited
Series B,
Zero Coupon, 08/01/2030 - 08/01/2034	1,995,000	1,032,791
San Bernardino County Redevelopment Agency Successor Agency, Tax Allocation
Series B, AGM,
5.00%, 09/01/2025 - 09/01/2028	1,235,000	1,438,865
San Diego Public Facilities Financing Authority, Revenue Bonds
5.00%, 10/15/2026	490,000	578,523
San Gorgonio Memorial Health Care District, General Obligation Unlimited
5.00%, 08/01/2024	135,000	157,064
San Jose Unified School District, General Obligation Unlimited
3.00%, 08/01/2017	100,000	101,143
San Leandro Redevelopment Agency Successor Agency, Tax Allocation
5.00%, 09/01/2027	310,000	362,371
San Marcos Redevelopment Agency Successor Agency, Tax Allocation
Series A,
5.00%, 10/01/2024	35,000	41,647
Santa Clara County Financing Authority, Revenue Bonds
AMBAC,
5.75%, 02/01/2041	165,000	169,094
Santa Margarita-Dana Point Authority, Special Assessment
5.00%, 08/01/2017	100,000	102,114
Snowline Joint Unified School District, Special Tax
Series A,
3.00%, 09/01/2021 - 09/01/2022	535,000	550,828
South Tahoe Redevelopment Agency, Special Tax
3.38%, 10/01/2021	110,000	113,369
State of California, General Obligation Unlimited
NATL,
4.20%, 06/01/2018	100,000	101,159
State of California Department of Veterans Affairs, Revenue Bonds
Series B,
3.00%, 12/01/2031	6,500,000	6,047,470
3.25%, 12/01/2036	6,600,000	5,928,450

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
State of California Department of Water Resources, Revenue Bonds
5.00%, 12/01/2027	$ 140,000	$ 147,545
Stockton Public Financing Authority, Revenue Bonds
BAM,
5.00%, 09/01/2019	230,000	250,909
Series A, NATL,
5.00%, 10/01/2031	20,000	20,050
Stockton Public Financing Authority, Special Tax
Series A, BAM,
4.00%, 09/02/2030	1,310,000	1,380,019
Stockton Unified School District, General Obligation Unlimited
Series A, BAM,
5.00%, 08/01/2024	100,000	118,288
Successor Agency to the Upland Community Redevelopment Agency, Tax Allocation
AGM,
4.00%, 09/01/2018	150,000	156,702
5.00%, 09/01/2022	50,000	58,058
Sutter Union High School District, General Obligation Unlimited
BAM,
Zero Coupon, 08/01/2027 - 08/01/2028	400,000	270,878
University of California, Revenue Bonds
Series Q,
4.00%, 05/15/2017	150,000	151,434
5.25%, 05/15/2028	400,000	409,220
Vacaville Redevelopment Agency Successor Agency, Tax Allocation
Series A, AGM,
2.75%, 09/01/2031	290,000	260,606
Vacaville Unified School District, Certificate of Participation
AGM,
3.00%, 12/01/2022	155,000	163,155
4.00%, 12/01/2023 - 12/01/2025	765,000	852,242
Vallejo City Unified School District, Special Tax
AGM,
5.00%, 09/01/2019	100,000	100,271
Victor Valley Union High School District, Certificate of Participation
Series A, BAM,
2.00%, 11/15/2025	955,000	904,395
2.13%, 11/15/2026	800,000	749,888
2.38%, 11/15/2027	955,000	898,932
Victor Valley Union High School District, General Obligation Unlimited
Series B, AGM,
2.50%, 08/01/2031	335,000	292,365
4.00%, 08/01/2032	620,000	645,383
Washington Township Health Care District, General Obligation Unlimited
Series DT,
4.00%, 08/01/2032 - 08/01/2036	2,425,000	2,505,429
Washington Unified School District, General Obligation Unlimited
AGM,
4.00%, 08/01/2024	110,000	122,427

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
West Hill Community College District, General Obligation Unlimited
Series C, BAM,
5.00%, 08/01/2021 - 08/01/2026	$ 810,000	$ 950,944
Whittier Union High School District, General Obligation Unlimited
Zero Coupon, 08/01/2026 - 08/01/2028	12,465,000	8,681,189

		117,733,658

Colorado - 1.5%
Beacon Point Metropolitan District, General Obligation Unlimited
AGM,
4.00%, 12/01/2021	70,000	75,091
City of Arvada, Certificate of Participation
4.00%, 12/01/2030 - 12/01/2034	2,715,000	2,862,127
Colorado Educational & Cultural Facilities Authority, Revenue Bonds
4.00%, 07/01/2019 - 08/01/2026	1,390,000	1,461,955
5.00%, 06/15/2029 - 08/01/2036	3,685,000	4,041,870
Series A,
3.00%, 12/01/2020	145,000	147,665
5.00%, 12/15/2031	500,000	550,715
Series C,
2.00%, 12/15/2017 (A) (B)	255,000	254,123
Colorado Health Facilities Authority, Revenue Bonds
4.00%, 05/15/2029	2,000,000	2,119,020
Colorado Higher Education, Certificate of Participation
Series A,
5.00%, 11/01/2026	50,000	60,241
Denver City & County School District No. 1, General Obligation Unlimited
3.00%, 12/01/2028	50,000	50,346
El Paso County School District No. 49, Certificate of Participation
5.00%, 12/15/2019	1,130,000	1,236,706
Gateway Regional Metropolitan District, General Obligation Limited
AGM,
3.00%, 12/01/2032 - 12/01/2036	395,000	362,046
Heather Ridge Metropolitan District No. 1, General Obligation Unlimited
AGM,
3.00%, 12/01/2035	215,000	192,285
SBC Metropolitan District, General Obligation Unlimited
AGM,
3.00%, 12/01/2017	205,000	207,968
Solaris Metropolitan District No. 3, General Obligation Limited
Series A,
3.75%, 12/01/2026 (E)	640,000	600,954
Southglenn Metropolitan District, General Obligation Limited
3.00%, 12/01/2021 (E)	1,000,000	963,660
Southlands Metropolitan District No. 1, General Obligation Limited
AGC,
4.75%, 12/01/2027	500,000	512,870
5.25%, 12/01/2034	675,000	690,552
Thornton Development Authority, Tax Allocation
4.00%, 12/01/2019	400,000	426,096
5.00%, 12/01/2022	400,000	458,412

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
VDW Metropolitan District No. 2, General Obligation Limited
Series A, AGM,
2.00%, 12/01/2022	$ 60,000	$ 58,471

		17,333,173

Connecticut - 2.4%
City of Bridgeport, General Obligation Unlimited
Series C, AGM,
5.00%, 08/15/2024	1,500,000	1,710,180
City of Hartford, General Obligation Unlimited
Series A, AGM,
5.00%, 07/01/2025 - 07/01/2026	560,000	629,360
Series A, BAM,
3.00%, 12/01/2028 - 12/01/2029	1,310,000	1,195,501
4.00%, 12/01/2027	515,000	533,458
5.00%, 12/01/2021 - 12/01/2026	14,285,000	16,097,336
Series A, BAM-TCRS,
5.00%, 04/01/2025	2,050,000	2,218,284
Series B,
2.50%, 07/15/2019	50,000	49,242
Series C, AGM,
5.00%, 07/15/2023	1,400,000	1,570,212
Series C, BAM,
5.00%, 08/15/2021	350,000	386,376
City of New Britain, General Obligation Unlimited
Series A, BAM,
5.00%, 03/01/2025	240,000	276,554
City of New Haven, General Obligation Unlimited
Series B, BAM,
5.00%, 08/15/2025	545,000	611,201
Connecticut Housing Finance Authority, Revenue Bonds
Series B1,
2.40%, 11/15/2026	90,000	86,262
Series B3,
2.40%, 05/15/2026	255,000	244,688
Connecticut State Health & Educational Facility Authority, Revenue Bonds
1.65% (D), 11/15/2029	1,735,000	1,734,185
AGM,
5.00%, 07/01/2017	100,000	101,637
Series B, AGC,
5.50%, 07/01/2032	250,000	250,390
State of Connecticut Special Tax Revenue, Revenue Bonds
Series A,
3.00%, 08/01/2017	665,000	672,162
Town of Windsor Locks, General Obligation Unlimited
Series A,
3.00%, 08/01/2017	175,000	176,876
University of Connecticut, Revenue Bonds
Series A,
5.00%, 11/15/2023	25,000	27,289

		28,571,193

Delaware - 0.1%
Delaware State Economic Development Authority, Revenue Bonds
4.63%, 09/01/2034	545,000	547,229
AGM,
5.00%, 10/01/2026	200,000	232,144

		779,373

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
District of Columbia - 0.0% (C)
District of Columbia, Revenue Bonds
AGM,
5.00%, 08/15/2038	$ 100,000	$ 102,231
Series B,
4.70% (D), 04/01/2031	100,000	104,280
Series C,
4.00%, 12/01/2021	25,000	27,654
District of Columbia Water & Sewer Authority, Revenue Bonds
Series A,
5.00%, 10/01/2023	25,000	29,134
Metropolitan Washington Airports Authority, Revenue Bonds
Series A,
5.00%, 10/01/2020	25,000	28,019
Series C,
5.00%, 10/01/2019	55,000	60,171

		351,489

Florida - 3.8%
Cape Coral Health Facilities Authority, Revenue Bonds
4.00%, 07/01/2020 (A)	360,000	358,582
4.25%, 07/01/2021 (A)	435,000	433,686
Capital Trust Agency, Inc., Revenue Bonds
Series A,
4.50%, 07/01/2034	2,320,000	2,273,252
Citizens Property Insurance Corp., Revenue Bonds
Series A-1, AGM,
4.00%, 06/01/2018	135,000	140,536
5.00%, 06/01/2017	375,000	380,213
City of Fernandina Beach Utility System Revenue, Revenue Bonds
Series A,
5.00%, 09/01/2019	30,000	32,549
City of Fort Lauderdale Water & Sewer Revenue, Revenue Bonds
4.00%, 03/01/2018	100,000	101,867
City of Fort Myers, Revenue Bonds
4.00%, 12/01/2029 - 12/01/2034	1,970,000	2,038,122
City of Gulf Breeze, Revenue Bonds
Series L,
3.10%, 12/01/2020	100,000	104,319
City of Jacksonville, Revenue Bonds
3.00%, 10/01/2026	1,875,000	1,879,575
4.00%, 10/01/2029	1,015,000	1,078,762
5.50%, 10/01/2028	100,000	107,305
City of North Port, Special Assessment
BAM,
5.00%, 07/01/2020	340,000	376,370
City of Pompano Beach, Revenue Bonds
4.00%, 09/01/2020	315,000	335,358
City of Riviera Beach, Revenue Bonds
BAM,
3.00%, 10/01/2022	125,000	132,008
City of Tampa, Revenue Bonds
5.00%, 07/01/2024	1,220,000	1,388,982
Series A,
5.00%, 09/01/2019 - 11/15/2025	65,000	71,695

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Columbia County School Board, Certificate of Participation
Series A, BAM,
5.00%, 07/01/2026	$ 750,000	$ 859,627
County of Escambia, Revenue Bonds
1.40% (D), 04/01/2039	100,000	100,129
County of Miami-Dade Aviation Revenue, Revenue Bonds
5.00%, 10/01/2029	750,000	861,787
County of Miami-Dade Water & Sewer System Revenue, Revenue Bonds
Series B, AGM,
5.25%, 10/01/2017	100,000	102,883
County of Osceola, Revenue Bonds
AGC,
4.00%, 10/01/2017	150,000	153,042
Flagler County School District, Certificate of Participation
Series A, AGM,
5.00%, 08/01/2018	25,000	26,378
Florida Department of Environmental Protection, Revenue Bonds
Series A,
5.00%, 07/01/2022	55,000	63,583
Series B,
5.25%, 07/01/2017	600,000	610,980
Florida Department of Management Services, Certificate of Participation
Series A,
5.00%, 08/01/2019	35,000	37,262
Florida Higher Educational Facilities Financial Authority, Revenue Bonds
5.00%, 04/01/2032 - 04/01/2036	2,700,000	2,906,755
Florida Housing Finance Corp., Revenue Bonds
Series 1, GNMA, FNMA, FHLMC,
3.75%, 07/01/2035	2,875,000	2,934,254
Series A, GNMA, FNMA, FHLMC,
2.25%, 07/01/2022	165,000	168,132
Florida Municipal Power Agency, Revenue Bonds
Series A,
5.00%, 10/01/2018	25,000	26,552
Greater Orlando Aviation Authority, Revenue Bonds
Series A,
3.60%, 10/01/2018	40,000	41,434
JEA Electric System Revenue, Revenue Bonds
Series D1,
5.00%, 10/01/2018	100,000	106,395
Manatee County School District, Certificate of Participation
NATL,
5.00%, 07/01/2023	250,000	254,335
Martin County School District, Certificate of Participation
Series A, AGM,
5.00%, 07/01/2017	100,000	101,645
Miami-Dade County Industrial Development Authority, Revenue Bonds
1.50%, 10/01/2018	500,000	501,060
5.00%, 09/15/2034 (E)	130,000	135,769
Mid-Bay Bridge Authority, Revenue Bonds
Series A, AMBAC,
Zero Coupon, 10/01/2023	350,000	256,858

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Northern Palm Beach County Improvement District, Special Assessment
AGM,
5.00%, 08/01/2021 - 08/01/2024	$ 1,095,000	$ 1,248,597
Orange County Health Facilities Authority, Revenue Bonds
Series A,
5.00%, 10/01/2033 - 10/01/2034	8,615,000	9,563,055
Orange County Housing Finance Authority, Revenue Bonds
Series A, GNMA, FNMA, FHLMC,
1.55%, 03/01/2019	100,000	100,274
1.65%, 09/01/2019	95,000	95,559
St. Johns County School Board, Certificate of Participation
5.00%, 07/01/2017	7,645,000	7,773,054
State of Florida, General Obligation Unlimited
5.25%, 07/01/2019	250,000	257,150
State of Florida Lottery Revenue, Revenue Bonds
Series A,
5.00%, 07/01/2017	375,000	381,630
Series E,
5.00%, 07/01/2017	185,000	188,271
Tradition Community Development District No. 1, Special Assessment
AGM,
4.00%, 05/01/2023	525,000	568,302
Village Community Development District No. 12, Special Assessment
3.25%, 05/01/2026	2,575,000	2,398,381
Volusia County School Board, Certificate of Participation
Series A, BAM,
5.00%, 08/01/2027 - 08/01/2028	780,000	908,808
Walton County District School Board, Certificate of Participation
AGM,
5.00%, 07/01/2026	445,000	507,634

		45,472,756

Georgia - 0.5%
Burke County Development Authority, Revenue Bonds
1.38% (D), 10/01/2032	100,000	100,059
Carrollton Payroll Development Authority, Revenue Bonds
AGM,
3.00%, 08/01/2017	100,000	100,957
City of Atlanta Department of Aviation, Revenue Bonds
Series C,
5.00%, 01/01/2020	40,000	43,968
City of Dahlonega Water & Sewer Revenue, Revenue Bonds
AGM,
4.00%, 09/01/2021	40,000	43,431
City of East Point, Tax Allocation
3.00%, 08/01/2022	1,000,000	998,080
Georgia Housing & Finance Authority, Revenue Bonds
Series A-1,
3.20%, 12/01/2036	940,000	875,591
3.25%, 12/01/2037	1,430,000	1,339,038

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Georgia (continued)
Georgia State Road & Tollway Authority, Revenue Bonds
Series A,
5.00%, 06/01/2017	$ 405,000	$ 410,642
Monroe County Development Authority, Revenue Bonds
2.35% (D), 10/01/2048	725,000	726,820
Municipal Electric Authority of Georgia, Revenue Bonds
Series A,
5.00%, 01/01/2018	1,230,000	1,275,116
Series B,
5.00%, 01/01/2020	75,000	82,598
Richmond County Board of Education, General Obligation Unlimited
5.00%, 10/01/2017	100,000	102,793

		6,099,093

Guam - 0.0% (C)
Guam Government Waterworks Authority, Revenue Bonds
4.50%, 07/01/2018	85,000	88,365

Hawaii - 0.0% (C)
State of Hawaii, General Obligation Unlimited
Series DY,
4.00%, 02/01/2018	100,000	103,077

Idaho - 0.6%
County of Nez Perce, Revenue Bonds
2.75%, 10/01/2024 (E)	4,500,000	4,245,885
Idaho Housing & Finance Association, Revenue Bonds
3.00%, 07/15/2017	200,000	201,770
Series A,
4.00%, 07/01/2026 (B) (E)	385,000	389,666
5.00%, 06/01/2035 (B) (E)	495,000	512,706
Series A-1, Class I,
2.75%, 07/01/2031	1,285,000	1,161,614
3.00%, 07/01/2036	855,000	768,201

		7,279,842

Illinois - 15.5%
Adams County School District No. 172, General Obligation Unlimited
AGM,
3.00%, 02/01/2033	535,000	458,046
3.25%, 02/01/2036	495,000	438,877
4.00%, 02/01/2032 - 02/01/2035	4,400,000	4,408,828
5.00%, 02/01/2029	1,695,000	1,896,196
Boone & Winnebago Counties Community Unit School District No. 200, General Obligation Unlimited
AGM,
Zero Coupon, 01/01/2023	2,955,000	2,534,681
Carol Stream Park District, General Obligation Unlimited
BAM,
5.00%, 01/01/2037	1,625,000	1,807,634
Central Lake County Joint Action Water Agency, Revenue Bonds
4.00%, 05/01/2019	60,000	63,631

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Champaign & Piatt Counties Community Unit School District No. 3, General Obligation Unlimited
Series A, AGM,
5.00%, 10/01/2022 - 10/01/2024	$ 5,150,000	$ 5,921,426
Chicago Board of Education, General Obligation Unlimited
Series A, AGM-CR, AMBAC,
5.50%, 12/01/2021	410,000	444,633
Series A, AGM-CR, NATL,
5.25%, 12/01/2021	100,000	107,347
Series D, AGM,
5.00%, 12/01/2022	50,000	50,911
Chicago O’Hare International Airport, Revenue Bonds
Series A, AGM,
5.00%, 01/01/2025 - 01/01/2026	1,540,000	1,596,487
Series B,
5.00%, 01/01/2021	150,000	167,950
Series B, NATL,
5.25%, 01/01/2018	125,000	129,729
Chicago Park District, General Obligation Limited
Series B,
4.00%, 01/01/2019	25,000	25,998
5.00%, 01/01/2022	105,000	116,712
City of Berwyn, General Obligation Unlimited
Series A, AGM,
4.00%, 12/01/2018	200,000	208,436
City of Burbank, General Obligation Unlimited
BAM-TCRS,
3.70%, 12/01/2018	300,000	311,478
City of Calumet City, General Obligation Unlimited
Series A, BAM,
4.00%, 03/01/2022	1,345,000	1,467,624
City of Chicago, General Obligation Unlimited
Series A, AGM,
4.75%, 01/01/2030	100,000	100,238
5.00%, 01/01/2023 - 01/01/2026	470,000	478,931
Series C,
5.00%, 01/01/2026 - 01/01/2027	3,000,000	2,935,150
City of Chicago, Revenue Bonds
AGM,
5.00%, 01/01/2019 - 01/01/2026	425,000	430,012
City of Chicago Wastewater Transmission Revenue, Revenue Bonds
AGM-CR,
3.00%, 01/01/2021	750,000	768,697
5.00%, 01/01/2022 - 01/01/2024	800,000	887,596
BAM-TCRS,
3.00%, 01/01/2021	475,000	486,842
City of Chicago Waterworks Revenue, Revenue Bonds
3.00%, 11/01/2019	125,000	128,145
4.00%, 11/01/2023	500,000	526,790
5.00%, 11/01/2021 - 11/01/2028	3,485,000	3,861,450
AGM-CR,
5.00%, 11/01/2027	715,000	791,634
Series A, AMBAC,
5.00%, 11/01/2021	50,000	50,148
Series A-1,
5.00%, 11/01/2024	5,000,000	5,655,850

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
City of Country Club Hills, General Obligation Unlimited
BAM,
4.50%, 12/01/2030 - 12/01/2031	$ 1,540,000	$ 1,593,863
City of Des Plaines, General Obligation Unlimited
Series B,
2.00%, 12/01/2017	745,000	750,498
City of Evanston, General Obligation Unlimited
Series C,
4.00%, 12/01/2018	50,000	51,883
City of Flora, General Obligation Unlimited
BAM,
3.50%, 11/01/2022 - 11/01/2024	585,000	608,961
City of Joliet Waterworks & Sewerage Revenue, Revenue Bonds
4.00%, 01/01/2018	500,000	512,395
City of Kankakee, General Obligation Unlimited
Series A, AGM,
3.00%, 01/01/2025	95,000	95,733
4.00%, 01/01/2026 - 01/01/2027	960,000	1,023,210
City of Loves Park, General Obligation Unlimited
AMBAC,
4.05%, 12/15/2018	40,000	40,523
City of Monmouth, General Obligation Unlimited
Series B, BAM,
3.00%, 12/01/2023	180,000	182,678
City of North Chicago, General Obligation Unlimited
Series A, AGM,
4.00%, 11/01/2020	160,000	172,139
Series B, AGM,
3.00%, 11/01/2017	100,000	101,283
4.00%, 11/01/2023	40,000	43,864
City of Princeton, General Obligation Unlimited
Series E,
2.50%, 12/01/2019	40,000	40,918
City of Rochelle Electric System Revenue, Revenue Bonds
AGM,
3.00%, 05/01/2019	310,000	319,551
4.00%, 05/01/2021	225,000	242,768
City of Springfield, General Obligation Unlimited
5.00%, 12/01/2017	140,000	143,970
City of Sterling, General Obligation Unlimited
3.00%, 11/01/2018	25,000	25,588
Clinton Bond Fayette Etc. Counties Community College District No. 501, General Obligation Unlimited
BAM-TCRS,
4.00%, 12/01/2026 - 12/01/2027	3,955,000	4,114,454
Coles Cumberland Moultrie Etc. Counties Community Unit School District No. 2, Revenue Bonds
3.35%, 12/01/2017	130,000	131,969
Cook & Will Counties Community College District No. 515, General Obligation Limited
2.00%, 12/01/2017	10,000	10,032
5.00%, 12/01/2024	70,000	79,327

The notes are an integral part of this report. Transamerica Funds	Page 8	January 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Cook & Will Counties School District No. 194, General Obligation Limited
Series B, BAM,
5.00%, 12/01/2029 - 12/01/2033	$ 1,675,000	$ 1,836,421
Cook County Community College District No. 508, General Obligation Unlimited
5.00%, 12/01/2018 - 12/01/2024	2,070,000	2,272,547
BAM-TCRS,
5.25%, 12/01/2027	2,110,000	2,356,469
Cook County Community College District No. 524, General Obligation Unlimited
3.00%, 12/01/2025 - 12/01/2026	6,220,000	6,323,957
Series B, NATL,
5.00%, 12/01/2019	50,000	53,436
Cook County High School District No. 201, General Obligation Limited
Series B, AMBAC,
Zero Coupon, 12/01/2019	100,000	91,406
Series C, AGM,
Zero Coupon, 12/01/2024	100,000	76,240
Cook County High School District No. 205, General Obligation Limited
AGC,
5.50%, 12/01/2019	100,000	107,032
Cook County High School District No. 220, General Obligation Limited
AGM-CR,
5.00%, 12/01/2025	700,000	789,033
BAM-TCRS,
5.00%, 12/01/2026	1,545,000	1,732,965
Cook County School District No. 100, General Obligation Unlimited
BAM,
4.00%, 12/01/2021	430,000	467,591
Cook County School District No. 102, Revenue Bonds
2.63%, 01/15/2018	100,000	101,241
Cook County School District No. 109, General Obligation Limited
4.00%, 12/01/2018	180,000	189,198
Cook County School District No. 123, General Obligation Limited
Series B, AGM,
4.00%, 12/01/2017	215,000	220,197
Cook County School District No. 149, General Obligation Limited
Series A-1, AGM,
4.00%, 12/01/2028	1,180,000	1,225,336
Cook County School District No. 157, General Obligation Unlimited
Series A, AGM,
Zero Coupon, 11/01/2021 - 11/01/2025	1,450,000	1,177,365
Cook County School District No. 158, General Obligation Limited
AGM,
3.00%, 12/01/2021	325,000	335,842
Cook County School District No. 162, General Obligation Limited
AGM,
4.00%, 12/01/2027	250,000	252,685
Cook County School District No. 162, General Obligation Unlimited
BAM,
4.00%, 12/01/2022	1,055,000	1,136,203

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Cook County School District No. 163, General Obligation Limited
Series A, AGM,
5.00%, 12/15/2028	$ 70,000	$ 75,879
Cook County School District No. 31, General Obligation Limited
Series A,
3.00%, 12/01/2021	100,000	104,035
Cook County School District No. 81, General Obligation Unlimited
AGM,
4.00%, 12/01/2019	500,000	520,520
Cook County School District No. 84.5, General Obligation Limited
Series A, AGM,
4.50%, 12/01/2025	410,000	410,828
Cook County School District No. 87, General Obligation Limited
AGM,
4.00%, 12/01/2018	175,000	175,425
Cook County School District No. 99, General Obligation Unlimited
Series A, AGC,
5.00%, 12/01/2018	100,000	106,767
County of Cook, General Obligation Unlimited
AGM-CR,
5.00%, 11/15/2024	1,500,000	1,660,065
Series C,
4.25%, 11/15/2019	65,000	68,838
5.00%, 11/15/2020	100,000	107,426
Series D,
5.00%, 11/15/2019	25,000	26,982
County of Cook, Revenue Bonds
4.00%, 11/15/2019	300,000	320,109
County of Winnebago, General Obligation Unlimited
Series C,
3.00%, 12/30/2018	50,000	51,336
DuPage & Will Counties Community School District No. 204, General Obligation Unlimited
Series A,
2.50%, 12/30/2019	30,000	30,914
DuPage County Community High School District No. 99, General Obligation Unlimited
5.00%, 12/01/2018	100,000	106,620
Governors State University, Certificate of Participation
AGC,
4.50%, 01/01/2019	185,000	191,316
Grundy County School District No. 54, General Obligation Unlimited
AGM-CR,
6.00%, 12/01/2024	2,300,000	2,649,347
Henry & Whiteside Counties Community Unit School District No. 228, General Obligation Unlimited
Series A, AGM,
5.00%, 08/15/2028	150,000	167,760
Series B, AGM,
5.00%, 02/15/2023	165,000	185,673

The notes are an integral part of this report. Transamerica Funds	Page 9	January 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Illinois Finance Authority, Revenue Bonds
5.00%, 03/01/2030	$ 1,000,000	$ 1,133,870
AGM,
Zero Coupon, 01/01/2021	75,000	68,336
4.00%, 12/01/2023	190,000	204,911
5.00%, 12/01/2036	1,900,000	2,071,114
Series A,
5.00%, 07/01/2020 - 11/15/2037	2,700,000	2,852,277
Series A, AGM,
5.00%, 05/15/2019	60,000	62,576
Series A-1,
5.00% (D), 11/01/2030	110,000	120,569
Series A-2,
5.00% (D), 11/01/2030	150,000	164,718
Series B,
5.00%, 11/01/2019	40,000	43,579
5.50%, 11/01/2020	80,000	88,606
Series C,
5.00%, 05/15/2020 - 08/15/2021	170,000	188,203
Series L,
4.00%, 12/01/2018	95,000	99,500
Illinois Housing Development Authority, Revenue Bonds
FNMA,
2.63%, 09/01/2032	1,562,336	1,408,915
Series A,
1.10%, 06/01/2018	100,000	99,736
Series A-1,
2.60%, 01/01/2022	200,000	201,936
3.00%, 02/01/2022	790,000	815,967
Illinois State Toll Highway Authority, Revenue Bonds
Series B,
5.00%, 12/01/2017	100,000	103,290
Series D,
5.00%, 01/01/2024	45,000	52,415
Iroquois County Community Unit School District No. 124, General Obligation Unlimited
AGM,
3.00%, 12/01/2017	140,000	141,980
Joliet Regional Port District, General Obligation Unlimited
Series A, AGM,
4.00%, 12/30/2024	250,000	273,295
Kane Cook & DuPage Counties School District No. U-46, General Obligation Limited
Series A,
5.00%, 01/01/2033	1,360,000	1,477,354
Kane Cook & DuPage Counties School District No. U-46, General Obligation Unlimited
Series D,
5.00%, 01/01/2025 - 01/01/2026	130,000	146,476
Kane County School District No. 129, General Obligation Unlimited
Series C, BAM-TCRS,
4.00%, 02/01/2022	1,440,000	1,545,178
5.00%, 02/01/2024 - 02/01/2025	5,200,000	5,957,383
Kane Kendall Etc. Counties Community College District No. 516, General Obligation Unlimited
Series A,
5.00%, 12/15/2022	100,000	113,686
Kendall Kane & Will Counties Community Unit School District No. 308, General Obligation Unlimited
5.50%, 02/01/2023	300,000	351,843

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Knox & Warren Counties Community Unit School District No. 205, General Obligation Unlimited
Series B,
3.50%, 01/01/2027	$ 245,000	$ 249,273
Lake & McHenry Counties Community Unit School District No. 118, General Obligation Unlimited
5.00%, 01/01/2021 - 01/01/2022	85,000	95,225
Lake County Community Unit School District No. 116, General Obligation Limited
Series B,
3.00%, 01/15/2023	305,000	313,644
Lake County Special Education District No. 825, Revenue Bonds
Series B,
4.00%, 10/01/2018 - 10/01/2019	285,000	298,538
Lincolnshire-Prairie View School District No. 103, Revenue Bonds
Series B,
3.00%, 12/01/2018	70,000	72,299
Madison-Macoupin Etc Counties Community College District No. 536, General Obligation Limited
AGM,
4.25%, 11/01/2017	50,000	51,150
Madison-Macoupin Etc Counties Community College District No. 536, General Obligation Unlimited
5.00%, 11/01/2018	55,000	58,357
McHenry & Kane Counties Community Consolidated School District No. 158, General Obligation Unlimited
AGM-CR, FGIC,
Zero Coupon, 01/01/2024	710,000	570,804
McHenry County Community Unit School District No. 12, General Obligation Unlimited
Series A, AGM,
4.25%, 01/01/2029	130,000	133,605
5.00%, 01/01/2023	70,000	78,261
McHenry County Community Unit School District No. 200, General Obligation Unlimited
5.00%, 01/15/2019	65,000	69,607
McHenry County Conservation District, General Obligation Unlimited
5.00%, 02/01/2026	110,000	128,459
McLean & Woodford Counties Community Unit School District No. 5, General Obligation Unlimited
AGC,
4.00%, 12/01/2018	70,000	73,151
McLean County Public Building Commission, Revenue Bonds
4.00%, 12/01/2034	1,245,000	1,272,701
Metropolitan Pier & Exposition Authority, Revenue Bonds
Series B, NATL,
0.00% (F), 06/15/2023	300,000	336,288
Metropolitan Water Reclamation District of Greater Chicago, General Obligation Limited
Series B,
5.00%, 12/01/2017 - 12/01/2019	85,000	91,734

The notes are an integral part of this report. Transamerica Funds	Page 10	January 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Montgomery Christian & Fayette Counties Community Unit School District No. 22, General Obligation Unlimited
Series A, AGM,
4.00%, 12/01/2029 - 12/01/2032	$ 590,000	$ 634,075
Series B, AGM,
3.30%, 12/01/2035	255,000	246,427
Series C, AGM,
3.00%, 12/01/2031	140,000	133,200
Northeastern Illinois University, Certificate of Participation
AGM,
3.00%, 07/01/2019 - 07/01/2023	3,165,000	3,200,995
4.00%, 07/01/2025	565,000	593,222
Northeastern Illinois University, Revenue Bonds
Series 1, BAM,
3.00%, 07/01/2020	625,000	644,487
4.00%, 07/01/2021 - 07/01/2022	1,315,000	1,412,813
Northern Illinois University, Certificate of Participation
AGM,
5.00%, 09/01/2024	205,000	230,988
Northlake Public Library District, General Obligation Unlimited
AGM,
3.00%, 12/01/2021	610,000	643,532
Peoria Metropolitan Airport Authority, Revenue Bonds
5.60%, 12/01/2022	35,000	37,536
Pulaski Massac Alexander & Johnson Counties Community Unit School District No. 10, General Obligation Unlimited
Series C, MAC,
4.00%, 12/01/2026 - 12/01/2029	675,000	728,613
Railsplitter Tobacco Settlement Authority, Revenue Bonds
5.00%, 06/01/2018 - 06/01/2019	230,000	247,072
5.25%, 06/01/2020 - 06/01/2021	150,000	167,659
5.38%, 06/01/2021	85,000	96,678
6.00%, 06/01/2028	75,000	85,268
6.25%, 06/01/2024	25,000	25,071
Regional Transportation Authority, Revenue Bonds
Series A, NATL,
5.00%, 07/01/2019	75,000	75,218
5.50%, 07/01/2025	65,000	79,250
Rock Island Country Public Building Commission, Revenue Bonds
AGM,
3.00%, 12/01/2020 - 12/01/2021	375,000	383,011
4.00%, 12/01/2023	285,000	305,027
5.00%, 12/01/2024 - 12/01/2031	1,950,000	2,193,135
Rock Island County School District No. 41, General Obligation Unlimited
AGM,
4.55%, 12/01/2026	320,000	320,765
Saline County Community Unit School District No. 3, General Obligation Unlimited
Series C, AGM,
2.00%, 12/01/2020 - 12/01/2021	665,000	663,810
4.00%, 12/01/2031	955,000	1,002,721

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Sangamon County Community Unit School District No. 5, General Obligation Unlimited
4.00%, 01/01/2018	$ 200,000	$ 205,126
Series B,
5.00%, 01/01/2023	150,000	170,326
Southern Illinois University, Certificate of Participation
Series A-1, BAM,
4.00%, 02/15/2026	375,000	390,109
Southern Illinois University, Revenue Bonds
Series A, AGM,
5.50%, 04/01/2023	370,000	425,478
Series B, BAM-TCRS,
5.00%, 04/01/2021	435,000	479,400
Southwestern Illinois Development Authority, Revenue Bonds
AGC,
3.80%, 02/01/2019	130,000	135,520
St. Clair County Community Consolidated School District No. 90, General Obligation Unlimited
AMBAC, BAM-TCRS,
Zero Coupon, 12/01/2020 - 12/01/2023	2,145,000	1,828,933
St. Clair County Township High School District No. 203, General Obligation Unlimited
Series A, AMBAC,
5.00%, 12/01/2017	10,000	10,306
State of Illinois, General Obligation Unlimited
4.50%, 04/01/2018	100,000	100,335
5.00%, 03/01/2017 - 02/01/2022	7,725,000	7,808,466
State of Illinois, Revenue Bonds
5.00%, 06/15/2017	100,000	101,462
State of Illinois Unemployment Compensation Trust Fund, Revenue Bonds
Series B,
5.00%, 06/15/2017	125,000	125,812
Tazewell County School District No. 51, General Obligation Unlimited
NATL,
9.00%, 12/01/2021 - 12/01/2022	1,765,000	2,333,707
Township of Campton, General Obligation Unlimited
2.00%, 12/15/2018	50,000	50,324
University of Illinois, Revenue Bonds
Series A, AMBAC,
5.50%, 04/01/2022	200,000	232,436
Series A, BAM-TCRS,
4.00%, 04/01/2031	1,495,000	1,559,524
Village of Bedford Park, General Obligation Unlimited
Series A, AGM,
4.00%, 12/15/2018	100,000	104,596
Village of Bedford Park Water System Revenue, Revenue Bonds
Series A, AGM,
4.00%, 12/01/2026	95,000	101,261
Village of Bellwood, General Obligation Unlimited
AGM,
5.00%, 12/01/2019 - 12/01/2027	510,000	560,893
Series A, AGM,
3.00%, 12/01/2029	250,000	226,217
Series B, AGM,
3.00%, 12/01/2029	940,000	850,578

The notes are an integral part of this report. Transamerica Funds	Page 11	January 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Village of Broadview, General Obligation Unlimited
Series A, BAM,
3.00%, 12/01/2018 - 12/01/2022	$ 635,000	$ 654,520
Village of Brookfield, General Obligation Unlimited
AGC,
3.60%, 12/01/2019	75,000	78,206
Village of Crestwood, General Obligation Unlimited
BAM,
4.50%, 12/15/2027 - 12/15/2029	2,830,000	2,955,782
Series B, BAM,
5.00%, 12/15/2028 - 12/15/2035	8,770,000	9,428,669
Village of Dolton, General Obligation Unlimited
Series A, AGC,
4.50%, 12/01/2024	300,000	308,235
Village of Franklin Park, General Obligation Unlimited
Series A, AGM,
2.00%, 07/01/2017	135,000	135,351
Village of Franklin Park, Revenue Bonds
BAM,
5.00%, 04/01/2026	230,000	256,300
Village of Glenview, General Obligation Unlimited
Series A,
3.00%, 12/01/2019	25,000	26,119
Village of Lansing, General Obligation Unlimited
AGM,
5.00%, 03/01/2023	1,115,000	1,250,238
Village of Lyons, General Obligation Unlimited
Series B, BAM,
5.00%, 12/01/2032	125,000	135,702
Series C, BAM,
3.00%, 12/01/2019 - 12/01/2024	865,000	892,555
4.00%, 12/01/2022 - 12/01/2023	550,000	597,732
Village of Machesney Park, Revenue Bonds
Series B, AGM,
4.38%, 12/01/2019	150,000	156,091
Village of Melrose Park, General Obligation Unlimited
AGM,
3.00%, 12/15/2020	400,000	411,164
Village of Mount Prospect, General Obligation Unlimited
3.00%, 12/01/2021	100,000	105,497
Village of North Riverside, General Obligation Unlimited
MAC,
2.00%, 10/01/2017	120,000	120,443
Village of Oak Park, General Obligation Unlimited
Series A,
3.00%, 11/01/2029	870,000	805,898
Village of Pingree Grove Special Service Area No. 2, Special Tax
AGM,
2.00%, 03/01/2020	260,000	257,410
3.00%, 03/01/2018 - 03/01/2019	635,000	644,931

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Village of South Holland, General Obligation Unlimited
Series B,
4.00%, 12/15/2022	$ 105,000	$ 114,300
Warren County Community Unit School District No. 238, General Obligation Unlimited
AGM,
4.00%, 12/01/2021	75,000	81,557
Wauconda Special Service Area No.1, Special Tax
Series A, BAM,
2.63%, 03/01/2022	290,000	287,085
3.00%, 03/01/2019	115,000	117,225
5.00%, 03/01/2033	305,000	333,588
Western Illinois Economic Development Authority, Revenue Bonds
3.00%, 06/01/2017	365,000	365,120
4.00%, 06/01/2018 - 06/01/2033	6,570,000	6,445,364
Western Illinois University, Certificate of Participation
AGM,
3.00%, 10/01/2022	3,010,000	3,063,006
5.00%, 10/01/2024	3,330,000	3,801,961
Western Illinois University, Revenue Bonds
BAM,
5.00%, 04/01/2020 - 04/01/2024	3,025,000	3,363,322
Will County Community High School District No. 210, General Obligation Unlimited
Series A, AGM-CR,
5.00%, 01/01/2027	3,675,000	3,884,659
Will County Community Unit School District No. 201-U, General Obligation Limited
Series C, AGM,
5.00%, 01/01/2027	1,175,000	1,339,864
Will County Community Unit School District No. 201-U, General Obligation Unlimited
Series B, AGM,
5.00%, 01/01/2026	515,000	591,570
Will County School District No. 86, General Obligation Unlimited
Series C, AGM-CR,
5.00%, 03/01/2024	8,255,000	9,519,501
Winnebago & Boone Counties School District No. 205, General Obligation Unlimited
NATL,
5.00%, 02/01/2017	50,000	50,000

		185,459,874

Indiana - 2.1%
Aurora School Building Corp., Revenue Bonds
5.00%, 07/15/2020	115,000	127,944
Carmel Local Public Improvement Bond Bank, Revenue Bonds
3.00%, 06/01/2017	100,000	100,685
City of Evansville, Revenue Bonds
Series A, AGM,
5.00%, 02/01/2022 - 02/01/2025	425,000	487,466
City of Indianapolis Thermal Energy System Revenue, Revenue Bonds
Series A,
5.00%, 10/01/2028	130,000	148,305

The notes are an integral part of this report. Transamerica Funds	Page 12	January 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Indiana (continued)
East Chicago Sanitary District, Revenue Bonds
4.00%, 07/15/2029	$ 285,000	$ 296,010
Evansville Redevelopment Authority, Revenue Bonds
BAM,
5.00%, 02/01/2027	3,650,000	4,240,059
Evansville Redevelopment District, Tax Allocation
2.00%, 02/01/2017 - 08/01/2017	350,000	350,999
Frankfort High School Elementary School Building Corp., Revenue Bonds
5.00%, 01/15/2026	270,000	319,259
Greater Clark Building Corp., Revenue Bonds
4.00%, 07/15/2030	215,000	226,401
Greater Clark County School Building Corp., Revenue Bonds
Series A,
4.00%, 07/15/2024	135,000	148,950
Hobart Building Corp., Revenue Bonds
4.00%, 07/15/2017	100,000	101,384
Indiana Finance Authority, Revenue Bonds
3.50%, 10/01/2025	1,010,000	1,024,089
4.00%, 02/01/2021	405,000	429,835
4.25%, 10/01/2034	260,000	263,000
5.00%, 10/01/2018 - 10/01/2036	4,380,000	4,919,910
Series A,
5.00%, 09/15/2021 - 09/15/2028	2,725,000	3,027,546
Indiana Health Facility Financing Authority, Revenue Bonds
1.25% (D), 11/01/2027	3,715,000	3,646,830
5.00%, 11/15/2034	2,000,000	2,238,040
Indiana Housing & Community Development Authority, Revenue Bonds
Series A-1, GNMA, FNMA, FHLMC,
2.85%, 07/01/2031	2,085,000	1,939,300
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds
Series B,
3.00%, 02/01/2017	50,000	50,000
Jennings County School Building Corp., Revenue Bonds
3.00%, 01/15/2020 (B) (E)	345,000	351,876
Kokomo-Center School Building Corp., Revenue Bonds
Series A,
4.00%, 07/15/2018	475,000	493,159
Lake County Public Library District, General Obligation Unlimited
4.00%, 08/01/2019	40,000	42,377
Merrillville Redevelopment Authority, Tax Allocation
5.00%, 08/15/2024	350,000	404,712
New Albany Floyd County School Building Corp., Revenue Bonds
AGM,
5.25%, 07/15/2018	45,000	46,833
Valparaiso Redevelopment District Special Taxing District, Tax Allocation
Series B,
3.00%, 07/15/2017	105,000	105,824

		25,530,793

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Iowa - 0.1%
City of Waterloo, General Obligation Unlimited
Series A,
3.00%, 06/01/2017	$ 375,000	$ 377,771
Iowa Finance Authority, Revenue Bonds
5.00%, 08/01/2017	175,000	178,689
Iowa State Board of Regents, Revenue Bonds
4.00%, 09/01/2022	50,000	55,285
West Des Moines Community School District, General Obligation Unlimited
5.00%, 05/01/2018	100,000	105,037

		716,782

Kansas - 1.9%
City of Dodge City, Revenue Bonds
3.00%, 07/15/2021	230,000	239,090
Douglas County Unified School District No. 491, General Obligation Unlimited
AGM,
2.38%, 09/01/2029	200,000	180,300
2.50%, 09/01/2030	1,025,000	927,246
3.00%, 09/01/2033	1,750,000	1,619,712
Douglas County Unified School District No. 497, General Obligation Unlimited
Series A,
5.00%, 09/01/2017	120,000	122,867
Johnson & Miami Counties Unified School District No. 230, General Obligation Unlimited
5.00%, 09/01/2027	4,690,000	5,540,344
Johnson County Unified School District No. 231, General Obligation Unlimited
Series A,
5.00%, 10/01/2029 - 10/01/2033	2,240,000	2,573,033
Kansas City Community College, Certificate of Participation
3.00%, 05/15/2017	50,000	50,282
Kansas Development Finance Authority, Revenue Bonds
5.00%, 01/01/2020	90,000	99,308
Series C, BAM,
4.00%, 05/01/2022	340,000	370,658
Series D,
5.00%, 11/15/2017	350,000	360,871
Marais Des Cygnes Public Utility Authority, Revenue Bonds
AGM,
3.00%, 12/01/2026 - 12/01/2027	1,190,000	1,217,127
3.13%, 12/01/2033	230,000	223,521
3.25%, 12/01/2035	1,000,000	976,510
Montgomery County Unified School District No. 446, General Obligation Unlimited
BAM,
5.00%, 09/01/2027 - 09/01/2030	5,515,000	6,456,458
Sedgwick County Unified School District No. 262, General Obligation Unlimited
5.00%, 09/01/2034	1,325,000	1,493,937

The notes are an integral part of this report. Transamerica Funds	Page 13	January 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kansas (continued)
Washburn University, Revenue Bonds
2.00%, 07/01/2017	$ 115,000	$ 115,500
Wyandotte County-Kansas City Unified Government Utility System Revenue, Revenue Bonds
Series A,
4.00%, 09/01/2017	100,000	101,761

		22,668,525

Kentucky - 4.5%
Bullitt County School District Finance Corp., Revenue Bonds
3.10%, 09/01/2026	65,000	66,403
3.25%, 09/01/2028	545,000	555,279
County of Warren, Revenue Bonds
Series B,
4.00%, 04/01/2017	25,000	25,126
Eastern Kentucky University, Revenue Bonds
Series A,
4.00%, 04/01/2025	525,000	576,938
Fayette County School District Finance Corp., Revenue Bonds
Series B,
4.00%, 05/01/2024	485,000	533,519
Floyd County School District Finance Corp., Revenue Bonds
3.00%, 08/01/2024	265,000	271,119
Jefferson County School District Finance Corp., Revenue Bonds
Series C,
5.00%, 11/01/2017	100,000	103,043
Kentucky Asset Liability Commission, Revenue Bonds
NATL,
5.25%, 09/01/2019	150,000	164,024
Series A,
3.25%, 09/01/2024	100,000	104,188
5.00%, 09/01/2017	150,000	153,453
Kentucky Municipal Power Agency, Revenue Bonds
Series A, NATL,
5.00%, 09/01/2023 - 09/01/2026	6,135,000	7,008,277
5.25%, 09/01/2042	135,000	138,456
Kentucky State Property & Building Commission, Revenue Bonds
3.00%, 05/01/2017	130,000	130,663
Kentucky Turnpike Authority
4.00%, 07/01/2017	100,000	101,307
Kentucky Turnpike Authority, Revenue Bonds
Series A,
5.00%, 07/01/2017 - 07/01/2021	210,000	216,488
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds
AGM-CR,
4.00%, 06/01/2024 - 06/01/2029	19,510,000	21,013,734
Morehead State University, Revenue Bonds
Series A,
3.00%, 04/01/2027	730,000	731,964
4.00%, 04/01/2030 - 04/01/2032	1,265,000	1,329,391

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kentucky (continued)
Nicholas County School District Finance Corp., Revenue Bonds
2.00%, 02/01/2023	$ 355,000	$ 347,868
2.25%, 02/01/2024	150,000	147,051
2.38%, 02/01/2025	340,000	331,653
2.50%, 02/01/2026 - 02/01/2027	1,220,000	1,172,497
3.00%, 02/01/2028 - 02/01/2036	1,955,000	1,887,673
Northern Kentucky University, Revenue Bonds
Series A,
4.00%, 09/01/2025	2,400,000	2,640,120
Paducah Electric Plant Board, Revenue Bonds
Series A, AGC,
3.20%, 10/01/2017	360,000	364,666
Series A, AGM,
5.00%, 10/01/2029 - 10/01/2033	4,345,000	4,912,015
Warren County Justice Center Expansion Corp., Revenue Bonds
5.00%, 09/01/2024	1,095,000	1,273,419
Warren County School District Finance Corp., Revenue Bonds
4.00%, 04/01/2025 - 04/01/2026	7,225,000	7,925,081

		54,225,415

Louisiana - 0.7%
City of Shreveport, Revenue Bonds
BAM,
5.00%, 03/01/2019 - 03/01/2027	3,085,000	3,556,487
Fremaux Economic Development District, Revenue Bonds
5.00%, 11/01/2034	275,000	277,016
Lafourche Parish Law Enforcement District, Revenue Bonds
AGM,
4.00%, 09/01/2032	345,000	358,079
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds
5.00%, 06/01/2023	210,000	242,512
AGM,
5.00%, 10/01/2026 - 09/15/2029	3,070,000	3,549,133
Louisiana Office Facilities Corp., Revenue Bonds
5.00%, 11/01/2020	325,000	361,949
Louisiana Public Facilities Authority, Revenue Bonds
AGM,
5.00%, 06/01/2020 - 06/01/2021	340,000	372,108

		8,717,284

Maine - 0.7%
City of Portland General Airport Revenue, Revenue Bonds
5.00%, 01/01/2028	945,000	1,066,640
Maine Governmental Facilities Authority, Revenue Bonds
Series A,
5.00%, 10/01/2028	350,000	409,787
Maine Health & Higher Educational Facilities Authority, Revenue Bonds
5.00%, 07/01/2022	205,000	225,463
Series A,
5.00%, 07/01/2018	115,000	120,969
Series B,
4.00%, 07/01/2017	695,000	703,701

The notes are an integral part of this report. Transamerica Funds	Page 14	January 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Maine (continued)
Maine State Housing Authority, Revenue Bonds
Series C,
2.00%, 11/15/2025	$ 995,000	$ 934,285
2.15%, 11/15/2026	745,000	696,456
2.35%, 11/15/2027	895,000	835,303
2.50%, 11/15/2028	850,000	790,942
2.75%, 11/15/2031	2,570,000	2,329,397
Maine Turnpike Authority, Revenue Bonds
Series B,
5.00%, 07/01/2019	100,000	108,999
State of Maine, General Obligation Unlimited
5.00%, 05/15/2017 - 06/01/2017	200,000	202,674

		8,424,616

Maryland - 0.1%
City of Baltimore, Tax Allocation
4.00%, 06/15/2018	110,000	113,438
5.00%, 06/15/2019	200,000	214,064
County of Anne Arundel, General Obligation Limited
4.00%, 04/01/2017	500,000	502,765
Maryland Economic Development Corp., Revenue Bonds
AGM,
5.00%, 06/01/2029	150,000	175,123
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds
5.00%, 07/01/2021	35,000	39,878
Maryland Water Quality Financing Administration Revolving Loan Fund, Revenue Bonds
5.00%, 03/01/2018	100,000	104,440
Montgomery County Revenue Authority, Revenue Bonds
Series A,
4.00%, 11/01/2020	380,000	410,503

		1,560,211

Massachusetts - 1.0%
City of Boston, General Obligation Unlimited
Series A,
5.00%, 04/01/2028	150,000	157,031
Commonwealth of Massachusetts, General Obligation Limited
Series C, AMBAC,
5.00%, 08/01/2032 - 08/01/2037	750,000	765,720
Massachusetts Clean Water Trust, Revenue Bonds
5.00%, 08/01/2017	110,000	112,325
Massachusetts Development Finance Agency, Revenue Bonds
1.05%, 11/01/2017	120,000	119,930
4.00%, 07/01/2038 (G)	6,495,000	6,321,454
Series I,
5.00%, 07/01/2025 - 07/01/2026	1,250,000	1,417,118
Massachusetts Health & Educational Facilities Authority, Revenue Bonds
Series N,
5.00%, 07/01/2038	100,000	101,777
Massachusetts Housing Finance Agency, Revenue Bonds
Series 178,
3.70%, 12/01/2033	1,115,000	1,125,325
Series 183,
2.80%, 06/01/2031	1,575,000	1,426,572
Series E,
2.50%, 12/01/2022	135,000	136,463
2.85%, 12/01/2024	365,000	367,759

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Massachusetts (continued)
Massachusetts Port Authority, Revenue Bonds
5.00%, 07/01/2017	$ 100,000	$ 101,760
Massachusetts State College Building Authority, Revenue Bonds
Series A,
5.00%, 05/01/2017	100,000	101,067
Town of Framingham, General Obligation Limited
5.00%, 06/15/2017	140,000	142,202

		12,396,503

Michigan - 2.9%
Allendale Public School District, General Obligation Unlimited
5.00%, 11/01/2026	225,000	263,945
Armada Area Schools, General Obligation Unlimited
5.00%, 05/01/2021	665,000	749,841
Bellevue Community Schools, General Obligation Unlimited
Series A, AGM,
4.00%, 05/01/2024 - 05/01/2025	1,265,000	1,397,446
5.00%, 05/01/2026	830,000	981,342
Charles Stewart Mott Community College, General Obligation Unlimited
BAM,
3.00%, 05/01/2027	75,000	74,715
Chippewa Valley Schools, General Obligation Unlimited
Series A,
5.00%, 05/01/2026	200,000	233,652
City of Detroit Sewage Disposal System Revenue, Revenue Bonds
Series A, AGM,
5.25%, 07/01/2023 - 07/01/2024	80,000	93,788
Series A, NATL,
5.25%, 07/01/2019	60,000	61,016
City of Detroit Water Supply System Revenue, Revenue Bonds
Series C, BHAC, FGIC,
4.25%, 07/01/2018	100,000	104,012
City of Romulus, General Obligation Limited
BAM,
5.00%, 11/01/2025	45,000	52,166
City of Saginaw Water Supply System Revenue, Revenue Bonds
AGM,
4.00%, 07/01/2017 - 07/01/2018	255,000	261,342
County of Genesee, General Obligation Limited
Series B, BAM,
5.00%, 02/01/2031 - 02/01/2033	925,000	1,025,412
Decatur Public School District, General Obligation Unlimited
3.00%, 05/01/2022	610,000	643,068
Detroit City School District, General Obligation Unlimited
Series A, AGM,
5.25%, 05/01/2027	95,000	110,428

The notes are an integral part of this report. Transamerica Funds	Page 15	January 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Michigan (continued)
Detroit Wayne County Stadium Authority, Revenue Bonds
AGM,
5.00%, 10/01/2019 - 10/01/2026	$ 3,930,000	$ 4,241,546
Edwardsburg Public Schools, General Obligation Unlimited
4.00%, 05/01/2017	100,000	100,765
Fitzgerald Public School District, General Obligation Unlimited
BAM,
4.00%, 05/01/2023 - 05/01/2025	5,400,000	5,924,928
Forest Hills Public Schools, General Obligation Unlimited
Series I,
3.00%, 05/01/2023 - 05/01/2024	300,000	314,970
Fraser Public School District, General Obligation Unlimited
5.00%, 05/01/2021	675,000	761,116
Ionia Public Schools, General Obligation Unlimited
2.00%, 05/01/2017	125,000	125,368
Marshall Public Schools, General Obligation Unlimited
4.00%, 05/01/2017	100,000	100,784
Michigan Finance Authority, Revenue Bonds
Series D2, AGM,
5.00%, 07/01/2026	250,000	284,628
Michigan Municipal Bond Authority, Revenue Bonds
5.00%, 10/01/2019	25,000	27,458
Michigan State Hospital Finance Authority, Revenue Bonds
Series A,
6.00%, 12/01/2017	120,000	124,951
Royal Oak School District, General Obligation Unlimited
5.00%, 05/01/2017	45,000	45,467
Saginaw Valley State University
5.00%, 07/01/2017	200,000	203,332
Saranac Community Schools, General Obligation Unlimited
Series A,
4.00%, 05/01/2025	130,000	142,592
Smith Consolidated Drain Drainage District, Special Assessment
2.00%, 05/01/2017	175,000	175,497
Southgate Community School District, General Obligation Unlimited
5.00%, 05/01/2032 - 05/01/2035	2,220,000	2,499,238
Stockbridge Community Schools, General Obligation Unlimited
Series A,
5.00%, 05/01/2031 - 05/01/2033	2,050,000	2,319,487
Sturgis Public School District, General Obligation Unlimited
Series A,
5.00%, 05/01/2026	45,000	52,187
Township of Hartland, General Obligation Limited
3.00%, 04/01/2020	30,000	31,520

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Michigan (continued)
Warren Consolidated Schools, General Obligation Unlimited
Series B, BAM,
5.00%, 05/01/2023 - 05/01/2025	$ 9,510,000	$ 10,982,363
Wayne County Airport Authority, Revenue Bonds
Series B,
5.00%, 12/01/2019 - 12/01/2022	180,000	197,683

		34,708,053

Minnesota - 1.5%
City of Cologne, Revenue Bonds
Series A,
4.00%, 07/01/2023	260,000	268,921
City of Deephaven, Revenue Bonds
Series A,
4.40%, 07/01/2025	165,000	167,455
City of St. Cloud, Revenue Bonds
Series A,
3.00%, 04/01/2021 (E)	250,000	233,178
City of Stillwater, Tax Allocation
3.00%, 02/01/2021 - 02/01/2027 (E)	2,655,000	2,562,243
4.00%, 02/01/2030 (E)	750,000	746,917
County of Chippewa, Revenue Bonds
4.00%, 03/01/2023 - 03/01/2026	5,460,000	5,575,677
Dakota County Community Development Agency, Revenue Bonds
Series A,
5.00%, 09/01/2029 (E)	705,000	722,554
Housing & Redevelopment Authority of The City of St. Paul, Revenue Bonds
Series A,
4.00%, 07/01/2019	100,000	105,764
5.00%, 12/01/2030	350,000	368,029
Series B,
4.25%, 04/01/2025 (E)	200,000	199,580
Minnesota Housing Finance Agency, Revenue Bonds
Series A,
4.00%, 08/01/2029 - 08/01/2035	640,000	664,710
Series B,
3.20%, 07/01/2025	255,000	262,247
Series C,
2.75%, 08/01/2032 - 08/01/2033	410,000	366,743
Series C, GNMA, FNMA, FHLMC,
2.80%, 07/01/2024	345,000	346,842
2.95%, 07/01/2025	110,000	111,321
3.10%, 07/01/2026	240,000	241,344
Series F,
2.80%, 07/01/2025	840,000	828,820
2.90%, 01/01/2026	380,000	394,045
2.95%, 07/01/2026	1,565,000	1,545,954
Northern Municipal Power Agency, Revenue Bonds
5.00%, 01/01/2028 - 01/01/2029	965,000	1,118,190
Township of Baytown, Revenue Bonds
Series A,
4.00%, 08/01/2036	675,000	569,133

		17,399,667

Mississippi - 0.2%
City of Jackson, General Obligation Unlimited
Series A, BAM,
5.00%, 05/01/2026	195,000	223,566

The notes are an integral part of this report. Transamerica Funds	Page 16	January 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Mississippi (continued)
Mississippi Business Finance Corp., Revenue Bonds
1.00%, 07/01/2017 (E)	$ 100,000	$ 99,975
Mississippi Development Bank, Revenue Bonds
AGM,
3.00%, 10/01/2022	130,000	134,038
4.00%, 07/01/2018	25,000	25,905
5.00%, 12/01/2019	460,000	501,869
Series A,
5.00%, 03/01/2022	750,000	817,807
5.25%, 01/01/2025	85,000	99,628
Mississippi Home Corp., Revenue Bonds
Series B-1, GNMA, FNMA, FHLMC,
4.25%, 12/01/2018	10,000	10,252

		1,913,040

Missouri - 1.0%
City of Sikeston Electric System Revenue, Revenue Bonds
5.00%, 06/01/2018	1,000,000	1,041,140
City of St. Louis Parking Revenue, Revenue Bonds
BAM,
3.00%, 12/15/2017 - 12/15/2018	900,000	917,794
Hazelwood School District, General Obligation Unlimited
Series A, AGM,
5.00%, 03/01/2026	175,000	175,628
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds
3.00%, 02/01/2017	250,000	250,000
4.25%, 08/01/2035	1,100,000	1,065,713
Industrial Development Authority of the City of St. Louis, Tax Allocation
3.75%, 11/01/2027	650,000	624,546
Kansas City Planned Industrial Expansion Authority, Revenue Bonds
1.50%, 12/01/2018	5,400,000	5,404,698
Metropolitan Park and Recreation District, Revenue Bonds
AMBAC,
4.00%, 06/01/2017	100,000	101,032
Missouri Housing Development Commission, Revenue Bonds
Series A, GNMA, FNMA, FHLMC,
1.45%, 05/01/2019	35,000	35,059
Series B, GNMA, FNMA, FHLMC,
2.50%, 05/01/2029	10,000	9,257
2.55%, 11/01/2029	685,000	623,809
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds
Series A,
4.00%, 12/01/2032	425,000	441,090
St. Louis County Industrial Development Authority, Special Assessment
2.00%, 03/01/2019 (A)	300,000	296,328
2.38%, 03/01/2020 (A)	300,000	295,680
Truman State University, Revenue Bonds
2.00%, 06/01/2017	200,000	200,694
University of Missouri, Revenue Bonds
Series A,
5.00%, 11/01/2033	460,000	474,278

		11,956,746

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Montana - 0.2%
Montana Facility Finance Authority, Revenue Bonds
Series C,
3.00%, 06/01/2022	$ 300,000	$ 315,246
5.00%, 06/01/2024 - 06/01/2025	1,510,000	1,771,664

		2,086,910

Nebraska - 0.1%
Nebraska Investment Finance Authority, Revenue Bonds
Series C, GNMA, FNMA, FHLMC,
2.25%, 09/01/2025	345,000	327,640
Thurston County School District No. 16, General Obligation Limited
3.80%, 06/15/2028	100,000	104,370
3.88%, 06/15/2029	100,000	104,419

		536,429

Nevada - 0.2%
City of Las Vegas, Revenue Bonds
2.75%, 06/15/2021 (A)	1,295,000	1,245,726
Clark County School District, General Obligation Limited
Series A, NATL,
5.00%, 06/15/2025	100,000	104,444
Series B, AMBAC,
4.50%, 06/15/2017	100,000	101,391
County of Clark, Revenue Bonds
5.00%, 07/01/2024	25,000	27,231
County of Washoe, Revenue Bonds
Series B,
3.00% (D), 03/01/2036	1,000,000	1,033,920
Nevada System of Higher Education, Revenue Bonds
Series A,
5.00%, 07/01/2021 - 07/01/2024	50,000	57,658
State of Nevada Highway Improvement Revenue, Revenue Bonds
AGM,
5.00%, 12/01/2021	140,000	147,403

		2,717,773

New Hampshire - 0.2%
New Hampshire Health and Education Facilities Authority Act, Revenue Bonds
2.00%, 10/01/2017	2,305,000	2,313,667
3.00%, 08/01/2017	300,000	302,802
5.00%, 08/01/2035	30,000	30,066
New Hampshire Municipal Bond Bank, Revenue Bonds
Series A,
5.00%, 08/15/2019	125,000	136,729
State of New Hampshire, General Obligation Unlimited
Series C,
5.00%, 05/01/2028	100,000	106,799

		2,890,063

New Jersey - 6.7%
Borough of Runnemede, General Obligation Unlimited
3.00%, 11/15/2023	105,000	109,704

The notes are an integral part of this report. Transamerica Funds	Page 17	January 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
Borough of South River, General Obligation Unlimited
4.00%, 12/01/2020	$ 235,000	$ 254,862
Burlington County Bridge Commission, Revenue Bonds
5.00%, 10/01/2017	230,000	236,173
Camden County Improvement Authority, Revenue Bonds
4.00%, 01/15/2019 - 01/15/2020	1,920,000	2,036,347
5.00%, 01/15/2026	475,000	547,670
Series A,
3.50%, 09/01/2018	50,000	51,704
4.00%, 12/01/2018 - 12/15/2025	1,465,000	1,587,768
5.00%, 01/15/2029	525,000	607,588
Camden County Municipal Utilities Authority, Revenue Bonds
Series B, NATL,
5.00%, 07/15/2017	350,000	356,577
Casino Reinvestment Development Authority, Revenue Bonds
AGM,
5.00%, 11/01/2026	575,000	629,665
City of Bayonne, General Obligation Unlimited
AGM,
5.00%, 08/01/2023 - 08/01/2024	325,000	372,131
City of Newark, General Obligation Unlimited
AGM,
2.50%, 09/15/2020	350,000	356,780
Series A,
5.00%, 10/01/2020	55,000	58,800
City of Paterson, General Obligation Unlimited
BAM,
5.00%, 01/15/2024	1,515,000	1,675,332
City of Trenton, General Obligation Unlimited
BAM,
5.00%, 07/15/2022 - 12/01/2023	6,370,000	7,206,323
County of Ocean, General Obligation Unlimited
2.00%, 08/01/2017	150,000	150,891
Essex County Improvement Authority, Revenue Bonds
Series A,
5.00%, 12/01/2035 (E)	535,000	542,982
Freehold Regional High School District, General Obligation Unlimited
NATL,
5.00%, 03/01/2019	25,000	26,865
Garden State Preservation Trust, Revenue Bonds
Series A, AGM,
5.75%, 11/01/2028	4,920,000	5,971,158
Series C, AGM,
5.13%, 11/01/2017 - 11/01/2019	255,000	269,288
Gloucester County Improvement Authority, Revenue Bonds
Series A,
2.13% (D), 12/01/2029	60,000	60,380
Greater Egg Harbor Regional High School District, General Obligation Unlimited
AGM,
4.00%, 02/01/2028 - 02/01/2032	1,885,000	2,000,334
5.00%, 02/01/2023 - 02/01/2024	3,905,000	4,525,512

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
Lacey Township Board of Education, General Obligation Unlimited
BAM,
5.00%, 04/01/2025	$ 1,125,000	$ 1,297,001
Little Egg Harbor Board of Education, General Obligation Unlimited
AGM,
4.00%, 01/15/2021	225,000	243,506
Matawan-Aberdeen Regional School District, General Obligation Unlimited
5.00%, 09/15/2019	25,000	27,201
New Brunswick Housing Authority, Revenue Bonds
5.00%, 07/01/2017	175,000	178,005
New Brunswick Parking Authority, Revenue Bonds
BAM,
5.00%, 09/01/2019	320,000	346,570
Series A, BAM,
4.00%, 09/01/2022	45,000	49,233
5.00%, 09/01/2023	125,000	144,541
New Jersey Building Authority, Revenue Bonds
Series A, BAM,
5.00%, 06/15/2028	900,000	1,001,511
New Jersey Economic Development Authority, Revenue Bonds
5.00%, 06/15/2017 - 09/01/2017	200,000	203,567
5.25%, 09/01/2022	25,000	27,640
Series A, BAM,
5.00%, 06/15/2021 - 06/15/2023	6,555,000	7,219,227
Series K, AMBAC,
5.50%, 12/15/2019	350,000	373,436
Series PP, AGM-CR,
5.00%, 06/15/2025	14,725,000	16,203,684
Series UU, AGM-CR,
5.00%, 06/15/2025	1,380,000	1,518,580
New Jersey Educational Facilities Authority
5.00%, 07/01/2017	200,000	203,214
New Jersey Educational Facilities Authority, Revenue Bonds
Series A, AGC-ICC,
4.00%, 07/01/2018	75,000	78,081
Series D, AGM,
5.00%, 07/01/2024	2,485,000	2,888,564
Series E, BAM,
5.00%, 07/01/2023 - 07/01/2027	1,620,000	1,889,555
Series F, AGC,
4.00%, 07/01/2020	785,000	843,859
Series H, AGM,
5.00%, 07/01/2026	810,000	939,827
New Jersey Health Care Facilities Financing Authority, Revenue Bonds
4.00%, 11/15/2018	50,000	52,356
Series A, AGM,
5.00%, 07/01/2024 - 07/01/2027	1,205,000	1,366,926
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds
Series F, FHLMC,
3.35%, 12/01/2030	1,255,000	1,255,113
New Jersey Transportation Trust Fund Authority, Revenue Bonds
Series A, AGM-CR,
5.50%, 12/15/2021 - 12/15/2022	3,950,000	4,505,314
Series B, AGC-ICC, MBIA,
5.50%, 12/15/2021	65,000	73,274
Series C, AGM,
5.50%, 12/15/2017	125,000	129,238

The notes are an integral part of this report. Transamerica Funds	Page 18	January 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
Newark Housing Authority, Revenue Bonds
AGM,
4.00%, 12/01/2029 - 12/01/2031	$ 760,000	$ 774,347
Passaic County Improvement Authority, Revenue Bonds
5.00%, 05/01/2019 - 05/01/2020	500,000	548,090
Paulsboro School District, General Obligation Unlimited
AGM,
3.00%, 04/01/2021	95,000	100,419
Pitman School District, General Obligation Unlimited
AGM,
4.00%, 08/01/2024	720,000	808,186
River Edge School District, General Obligation Unlimited
3.00%, 02/01/2020	25,000	26,117
Tobacco Settlement Financing Corp., Revenue Bonds
Series 1A,
5.00%, 06/01/2017	500,000	506,550
Town of Kearny, General Obligation Unlimited
Series A, AGM,
5.00%, 02/01/2023	635,000	722,141
Township of Allamuchy, General Obligation Unlimited
2.00%, 09/01/2017	110,000	110,627
Township of Bernards
5.00%, 09/15/2017	110,000	112,835
Township of Lakewood, General Obligation Unlimited
BAM,
4.00%, 11/01/2019	145,000	154,415
Township of Little Falls, General Obligation Unlimited
4.00%, 08/01/2019	90,000	95,386
Township of West Deptford, General Obligation Unlimited
BAM,
5.00%, 09/01/2022	400,000	458,080
Trenton Parking Authority, Revenue Bonds
Series B, AGM,
4.00%, 04/01/2023 - 04/01/2028	3,310,000	3,533,105

		80,644,155

New Mexico - 0.5%
Carlsbad Municipal School District No. 20, General Obligation Unlimited
5.00%, 08/01/2017	120,000	122,533
City of Farmington, Revenue Bonds
Series A,
1.88% (D), 04/01/2029	2,000,000	2,010,120
Series B,
1.88% (D), 04/01/2029	575,000	573,327
Series E,
1.88% (D), 04/01/2029	800,000	804,048
City of Hobbs, Revenue Bonds
Series A,
4.50%, 12/01/2034	260,000	261,115
City of Santa Fe, Revenue Bonds
Series A,
4.00%, 06/01/2017	360,000	363,877

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Mexico (continued)
County of Luna, Revenue Bonds
AGM,
5.00%, 12/01/2029 - 12/01/2030	$ 700,000	$ 808,326
Las Cruces School District No. 2, General Obligation Unlimited
Series A,
4.00%, 08/01/2027	740,000	812,565

		5,755,911

New York - 4.3%
Albany Capital Resource Corp., Revenue Bonds
Series A,
5.00%, 12/01/2027	250,000	281,580
Albany Industrial Development Agency, Revenue Bonds
Series A,
5.25%, 11/15/2027	1,075,000	1,111,862
Brooklyn Arena Local Development Corp., Revenue Bonds
Series A, AGM,
4.00%, 07/15/2035	2,600,000	2,619,110
Build NYC Resource Corp., Revenue Bonds
5.00%, 07/01/2017	125,000	127,179
City of New York, General Obligation Unlimited
Series A-1,
5.00%, 08/01/2017	110,000	112,301
Series G,
4.00%, 08/01/2017	500,000	507,970
Series I-1,
4.50%, 02/01/2018	125,000	129,393
City of Niagara Falls, General Obligation Limited
BAM,
2.00%, 05/15/2022 - 05/15/2024	695,000	670,199
2.13%, 05/15/2025	150,000	141,609
5.00%, 05/15/2022 - 05/15/2029	5,495,000	6,298,982
City of Yonkers, General Obligation Limited
Series E, AGM,
5.00%, 09/01/2024	1,255,000	1,456,365
County of Chautauqua, General Obligation Limited
AGM,
4.00%, 06/01/2019	25,000	26,578
County of Dutchess, General Obligation Unlimited
5.00%, 10/01/2019	100,000	102,782
County of Erie, General Obligation Limited
Series A, AGM,
4.00%, 09/15/2017	100,000	101,905
County of Monroe, General Obligation Limited
AGM,
5.00%, 06/01/2020	1,455,000	1,610,496
County of Nassau, General Obligation Unlimited
Series C, AGM,
5.00%, 07/01/2017	550,000	559,443
County of Saratoga, General Obligation Unlimited
Series B,
4.00%, 07/15/2018	150,000	152,199
County of Suffolk, General Obligation Limited
AGM,
5.00%, 02/01/2018	200,000	207,722
Series B, AGM,
5.00%, 10/01/2020	520,000	578,968

The notes are an integral part of this report. Transamerica Funds	Page 19	January 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
Dutchess County Local Development Corp., Revenue Bonds
5.00%, 07/01/2031 - 07/01/2036	$ 855,000	$ 946,204
Housing Development Corp., Revenue Bonds
Series C1A,
2.20%, 05/01/2025	350,000	336,801
2.25%, 11/01/2025	325,000	312,838
Metropolitan Transportation Authority, Revenue Bonds
Series A,
5.00%, 11/15/2025	50,000	58,190
Series D,
5.00%, 11/15/2030	2,500,000	2,883,600
MTA Hudson Rail Yards Trust Obligations, Revenue Bonds
Series A,
5.00%, 11/15/2051	2,000,000	2,140,180
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds
Series S-1A,
3.00%, 07/15/2017	100,000	100,972
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds
Series A-1,
5.00%, 11/01/2017	1,000,000	1,031,120
Series C,
4.00%, 11/01/2017	250,000	255,820
New York State Dormitory Authority, Revenue Bonds
4.00%, 05/15/2017 - 07/01/2017	325,000	328,303
Series A,
5.00%, 07/01/2017 - 07/01/2018	225,000	232,672
Series A, NATL,
5.50%, 05/15/2024	55,000	67,463
Series B,
4.00%, 07/01/2017	150,000	151,953
5.00%, 10/01/2017	100,000	102,806
Series F, AGM,
5.00%, 10/01/2017	1,000,000	1,027,450
New York State Environmental Facilities Corp., Revenue Bonds
5.00%, 05/15/2017	125,000	126,546
Series B,
5.50%, 06/15/2017	100,000	101,780
New York State Housing Finance Agency, Revenue Bonds
Series E,
3.45%, 11/01/2030	450,000	451,606
New York State Thruway Authority, Revenue Bonds
Series A,
5.00%, 03/15/2018 - 03/15/2019	775,000	823,814
Series B,
5.00%, 04/01/2018	200,000	205,564
New York State Urban Development Corp., Revenue Bonds
Series A-1,
5.00%, 12/15/2021	160,000	165,744

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
Niagara Falls City School District, Certificate of Participation
AGM,
5.00%, 06/15/2024 - 06/15/2025	$ 740,000	$ 858,536
Niagara Falls City School District, General Obligation Unlimited
BAM-TCRS,
5.00%, 06/15/2023	2,125,000	2,483,955
Niagara Tobacco Asset Securitization Corp., Revenue Bonds
4.00%, 05/15/2029	150,000	150,057
North East Joint Fire District, General Obligation Limited
Series A, BAM,
3.50%, 12/15/2019	60,000	63,596
St. Lawrence County Industrial Development Agency, Revenue Bonds
Series A,
5.00%, 07/01/2028 - 07/01/2031	720,000	833,561
State of New York Mortgage Agency, Revenue Bonds
Series 190,
3.45%, 10/01/2030	210,000	208,973
Series 197,
1.90%, 04/01/2025	980,000	917,731
Syracuse Industrial Development Agency, Revenue Bonds
4.00%, 05/01/2017	150,000	151,142
Town of Islip, General Obligation Limited
4.00%, 05/15/2017	285,000	287,665
Town of Oyster Bay, General Obligation Limited
AGM,
3.25%, 08/01/2022	530,000	545,174
Series A, AGM,
3.00%, 03/01/2019	150,000	154,338
Series B, AGM,
3.00%, 11/01/2017	35,000	35,460
Series B, BAM,
5.00%, 08/15/2023	670,000	752,792
Town of Oyster Bay, General Obligation Unlimited
2.25%, 03/01/2017	100,000	99,968
Troy Capital Resource Corp., Revenue Bonds
Series B,
5.00%, 09/01/2018	165,000	174,435
Village of Johnson City, General Obligation Limited
3.75%, 10/05/2017	1,715,000	1,721,568
Village of Pleasantville, General Obligation Limited
3.00%, 06/15/2018	175,000	179,625
Westchester County Local Development Corp., Revenue Bonds
5.00%, 11/01/2025 - 11/01/2026	1,500,000	1,677,832
Westchester Tobacco Asset Securitization, Revenue Bonds
6.95% (F), 07/15/2039	300,000	311,235
Yonkers Industrial Development Agency, Revenue Bonds
Series A,
6.00%, 06/01/2041	10,100,000	11,205,849

		51,461,561

The notes are an integral part of this report. Transamerica Funds	Page 20	January 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
North Carolina - 0.9%
City of Charlotte, Certificate of Participation
Series A,
5.00%, 12/01/2021	$ 25,000	$ 28,684
City of Raleigh, General Obligation Unlimited
Series D,
5.00%, 12/01/2017	110,000	113,806
County of Mecklenburg, Certificate of Participation
Series B,
5.00%, 02/01/2018	30,000	31,181
North Carolina Housing Finance Agency, Revenue Bonds
Series 37-B,
1.95%, 07/01/2023	700,000	679,546
2.05%, 01/01/2024	175,000	168,402
2.10%, 07/01/2024	595,000	575,050
2.25%, 01/01/2025	1,250,000	1,205,800
North Carolina Medical Care Commission, Revenue Bonds
4.00%, 11/01/2017	200,000	204,368
AGC,
3.50%, 02/15/2019	130,000	135,763
State of North Carolina
5.00%, 11/01/2017	100,000	103,128
University of North Carolina at Wilmington, Revenue Bonds
4.00%, 06/01/2029 - 06/01/2033	1,095,000	1,153,245
Western Carolina University, Revenue Bonds
AGM,
5.00%, 06/01/2027	490,000	572,942
Winston-Salem State University, Revenue Bonds
5.00%, 06/01/2023	150,000	166,908
BAM,
5.00%, 06/01/2029 - 06/01/2036	5,085,000	5,720,819

		10,859,642

North Dakota - 1.8%
City of Mandan, Revenue Bonds
Series A,
4.00%, 09/01/2034	1,060,000	1,064,102
County of Burleigh Multi-County Sales Tax Revenue, Revenue Bonds
Series A, AGM,
3.00%, 11/01/2024 - 11/01/2026	4,320,000	4,368,227
5.00%, 11/01/2021	755,000	861,032
Grand Forks Park District, Revenue Bonds
3.00%, 12/01/2020	820,000	858,548
Jamestown Park District, Revenue Bonds
Series A,
3.00%, 07/01/2035	4,050,000	3,503,088
4.00%, 07/01/2026 - 07/01/2033	6,680,000	6,927,590
North Dakota Housing Finance Agency, Revenue Bonds
2.55%, 01/01/2022	185,000	188,086
2.80%, 07/01/2023	55,000	56,153
Series C,
2.55%, 01/01/2028	1,275,000	1,192,393
Series D,
2.80%, 01/01/2025	960,000	957,955
2.85%, 07/01/2025	1,200,000	1,197,336

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
North Dakota (continued)
University of North Dakota, Revenue Bonds
4.00%, 04/01/2017	$ 150,000	$ 150,756

		21,325,266

Ohio - 1.6%
American Municipal Power, Inc., Revenue Bonds
Series C,
5.25%, 02/15/2019	45,000	48,499
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds
Series A-2,
5.13%, 06/01/2024	1,530,000	1,389,209
5.38%, 06/01/2024	380,000	352,575
Butler County Port Authority, Revenue Bonds
Series A,
5.00%, 12/01/2024	545,000	626,107
Cincinnati City School District, General Obligation Unlimited
AGC-ICC, FGIC,
5.25%, 12/01/2031	110,000	136,018
City of Lorain, General Obligation Limited
BAM,
3.00%, 12/01/2024	45,000	46,596
City of Marysville Wastewater Treatment System Revenue, Revenue Bonds
BAM,
5.00%, 12/01/2023	635,000	738,060
Series B, BAM,
4.00%, 12/01/2029	400,000	418,944
Cleveland-Cuyahoga County Port Authority, Revenue Bonds
Series C,
3.00%, 05/15/2018 - 05/15/2025	1,210,000	1,224,498
Cleveland-Cuyahoga County Port Authority, Tax Allocation
Series D,
3.00%, 05/15/2017 - 05/15/2023	2,335,000	2,374,296
County of Allen, Revenue Bonds
Series B,
4.13%, 09/01/2020	60,000	64,703
County of Logan, General Obligation Limited
AGC,
5.00%, 12/01/2017	100,000	103,361
County of Lucas, Revenue Bonds
Series D,
5.00%, 11/15/2018	25,000	26,637
County of Montgomery, Revenue Bonds
Series A,
5.00%, 05/01/2032	50,000	50,100
County of Scioto, Revenue Bonds
3.50%, 02/15/2038	2,300,000	2,118,921
County of Warren, Revenue Bonds
5.00%, 07/01/2022 - 07/01/2023	425,000	487,678
Dayton-Montgomery County Port Authority, Revenue Bonds
Series 1,
6.13%, 01/15/2025 (E)	730,000	723,466
East Knox Local School District, General Obligation Unlimited
BAM,
4.00%, 12/01/2030	560,000	610,949

The notes are an integral part of this report. Transamerica Funds	Page 21	January 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio (continued)
Jackson Milton Local School District, Certificate of Participation
BAM,
4.00%, 06/01/2026 - 06/01/2028	$ 1,000,000	$ 1,073,196
Lancaster City School District, General Obligation Limited
Series B,
4.00%, 10/01/2030	500,000	527,860
Ohio Higher Educational Facility Commission, Revenue Bonds
5.00%, 01/01/2019	35,000	37,485
Series A,
5.00%, 01/15/2018	160,000	165,658
Series C,
5.00%, 05/01/2020	670,000	731,821
Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds
Series B-1,
5.00%, 12/01/2017	290,000	300,109
Pinnacle Community Infrastructure Financing Authority, Revenue Bonds
Series A, AGM,
4.00%, 12/01/2031	1,645,000	1,671,896
State of Ohio, Revenue Bonds
6.00%, 06/15/2017	100,000	101,936
Series A,
5.00%, 06/01/2018 - 01/15/2019	300,000	318,255
Summit County Development Finance Authority, Revenue Bonds
4.00%, 12/01/2028 - 12/01/2034	1,550,000	1,610,554
Series B,
3.00%, 05/15/2024 - 11/15/2024	155,000	149,552
Series C,
3.00%, 05/15/2023 - 11/15/2023	225,000	221,285
4.00%, 05/15/2024 - 11/15/2025	645,000	664,243
Toledo-Lucas County Port Authority, Revenue Bonds
Series A,
5.00%, 07/01/2020	115,000	122,799

		19,237,266

Oklahoma - 1.3%
City of Tulsa, General Obligation Unlimited
3.00%, 03/01/2017	175,000	175,317
Series B,
4.00%, 03/01/2018	150,000	154,881
Cleveland County Educational Facilities Authority, Revenue Bonds
5.00%, 06/01/2023	45,000	52,196
Edmond Public Works Authority, Revenue Bonds
4.00%, 07/01/2031 - 07/01/2034	785,000	813,892
Garfield County Educational Facilities Authority, Revenue Bonds
Series A,
5.00%, 09/01/2027 - 09/01/2028	4,905,000	5,691,830
Garvin County Educational Facilities Authority, Revenue Bonds
5.00%, 12/01/2024	520,000	593,559
Grady County School Finance Authority, Revenue Bonds
3.00%, 12/01/2028 - 12/01/2030	1,260,000	1,144,707
4.00%, 12/01/2023 - 09/01/2029	1,400,000	1,475,002
5.00%, 09/01/2022 - 12/01/2027	3,750,000	4,228,445

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Oklahoma (continued)
Grand River Dam Authority, Revenue Bonds
Series A,
4.00%, 06/01/2024	$ 385,000	$ 426,961
Series A, BHAC,
5.00%, 06/01/2018 - 06/01/2020	430,000	452,632
Marshall County Justice Authority, Revenue Bonds
2.00%, 03/01/2017	205,000	205,070
Oklahoma Development Finance Authority, Revenue Bonds
4.00%, 07/01/2017	220,000	222,108
5.00%, 06/01/2020	25,000	27,662
Series A,
5.00%, 02/01/2020	50,000	54,867

		15,719,129

Oregon - 0.3%
Clackamas & Washington Counties School District No. 3, General Obligation Unlimited
2.00%, 06/15/2017	100,000	100,403
County of Jackson Airport Revenue, Revenue Bonds
AGM,
5.00%, 12/01/2030 - 12/01/2033	960,000	1,114,865
Klamath Falls Intercommunity Hospital Authority, Revenue Bonds
3.00%, 09/01/2035	1,000,000	870,930
5.00%, 09/01/2030	125,000	141,748
Oregon State Facilities Authority, Revenue Bonds
Series A,
5.00%, 10/01/2021	490,000	541,004
5.50%, 06/15/2035 (A) (B)	750,000	732,997
State of Oregon Housing & Community Services Department, Revenue Bonds
Series A,
5.00%, 07/01/2019	75,000	81,524
Series B,
5.00%, 07/01/2019	45,000	48,490
Yamhill County School District No. 40, General Obligation Unlimited
3.00%, 06/15/2017	100,000	100,832

		3,732,793

Pennsylvania - 7.6%
Allegheny County Hospital Development Authority, Revenue Bonds
Series B,
5.00%, 06/15/2018	65,000	68,465
Allegheny County Sanitary Authority, Revenue Bonds
AGM,
4.00%, 12/01/2032 - 12/01/2036	3,770,000	3,877,673
Allentown City School District, General Obligation Limited
AGM,
4.00%, 02/15/2023	6,080,000	6,589,565
Berks County Municipal Authority, Revenue Bonds
Series A3,
4.75%, 11/01/2018	100,000	106,043

The notes are an integral part of this report. Transamerica Funds	Page 22	January 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Bethlehem Parking Authority, Revenue Bonds
Series B, AGM,
2.50%, 10/01/2029	$ 495,000	$ 446,346
3.00%, 10/01/2033	470,000	428,231
Borough of Carnegie, General Obligation Unlimited
AGM,
2.00%, 08/15/2018	35,000	35,354
Bristol Township School District, General Obligation Limited
BAM-TCRS,
5.00%, 06/01/2027	940,000	1,062,426
California Area School District, General Obligation Limited
BAM,
2.63%, 09/15/2027	115,000	111,259
Carbon County Area Vocational Technical School Authority, Revenue Bonds
AGM,
4.00%, 03/01/2024 - 03/01/2026	700,000	749,275
5.00%, 03/01/2023	665,000	752,275
Carroll Township Authority, Revenue Bonds
BAM,
1.00%, 08/01/2017	90,000	90,012
Central Bradford Progress Authority, Revenue Bonds
5.25%, 12/01/2019	95,000	104,881
Cheltenham Township School District, General Obligation Limited
Series A,
5.00%, 02/15/2031 - 02/15/2033	330,000	373,088
City of Philadelphia Water & Wastewater Revenue, Revenue Bonds
Series A, AGM,
5.00%, 06/15/2018	1,000,000	1,053,450
Series C, AGM,
5.00%, 08/01/2018 - 08/01/2020	735,000	797,357
Commonwealth Financing Authority, Revenue Bonds
Series B-1, AGM,
5.00%, 06/01/2025	2,950,000	3,414,684
Commonwealth of Pennsylvania, General Obligation Unlimited
5.00%, 07/01/2017	100,000	101,747
Series A,
5.00%, 08/01/2024	600,000	612,606
Series A, AGM-CR,
4.00%, 09/15/2030 - 09/15/2031	24,720,000	25,661,004
Series B,
4.00%, 08/01/2017	200,000	203,130
5.00%, 11/15/2017	100,000	103,162
County of Bedford, General Obligation Unlimited
Series A, BAM,
3.00%, 09/01/2019	100,000	104,009
Dallas School District, General Obligation Limited
BAM,
4.00%, 04/01/2023	180,000	196,173
4.50%, 04/01/2024	300,000	336,729
Elizabeth Forward School District, General Obligation Unlimited
Series A, AGM,
2.00%, 09/01/2024	250,000	240,457
2.38%, 09/01/2027	460,000	443,725
2.63%, 09/01/2030	950,000	912,399
2.75%, 09/01/2031	450,000	432,445

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Erie County Conventional Center Authority, Revenue Bonds
5.00%, 01/15/2026	$ 1,725,000	$ 1,989,546
Fairview School District, General Obligation Limited
Series A,
4.00%, 02/01/2024 - 02/01/2028	2,880,000	3,076,942
Hempfield Area School District, General Obligation Unlimited
Series B, XCLA,
4.00%, 03/15/2021	25,000	25,099
Indiana County Hospital Authority, Revenue Bonds
Series A,
5.50%, 06/01/2029	250,000	266,447
Lancaster Higher Education Authority, Revenue Bonds
5.00%, 04/15/2037	145,000	151,975
Lancaster School District, General Obligation Limited
Series A, AGM,
5.00%, 06/01/2030 - 06/01/2031	3,970,000	4,488,684
Laurel Highlands School District, General Obligation Unlimited
BAM,
2.00%, 11/01/2018	50,000	50,615
Mars Area School District, General Obligation Limited
BAM,
3.00%, 03/01/2031 - 03/01/2032	320,000	308,105
McKeesport Municipal Authority, Revenue Bonds
AGM,
1.65%, 12/15/2017	190,000	190,255
Monroeville Municipal Authority, Revenue Bonds
Series A, AGM,
2.00%, 12/01/2018	10,000	10,115
Morrisville Boro School District, General Obligation Limited
BAM,
2.00%, 12/01/2019	75,000	76,186
Northeastern School District, General Obligation Limited
Series B, NATL,
5.00%, 04/01/2030	305,000	307,156
Parkland School District, General Obligation Unlimited
Series A,
4.00%, 09/01/2017	140,000	142,457
Penn Hills School District, General Obligation Limited
BAM,
3.00%, 10/01/2017	695,000	701,095
5.00%, 11/15/2022 - 11/15/2024	1,820,000	2,052,741
Series A, BAM,
5.00%, 11/15/2025	320,000	363,584
Penns Valley Area School District, General Obligation Limited
3.00%, 03/01/2030 - 03/01/2032	590,000	579,231
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds
5.00%, 08/01/2017 - 07/15/2020	250,000	258,449
Series AH,
5.00%, 06/15/2017	100,000	101,565

The notes are an integral part of this report. Transamerica Funds	Page 23	January 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Pennsylvania Housing Finance Agency, Revenue Bonds
Series 119,
1.85%, 04/01/2022	$ 1,595,000	$ 1,574,042
2.75%, 10/01/2026	150,000	147,117
Series 121,
2.20%, 04/01/2026	2,795,000	2,612,682
2.25%, 10/01/2026	1,830,000	1,706,731
2.35%, 04/01/2027	3,765,000	3,508,603
2.38%, 10/01/2027	795,000	737,991
Pennsylvania Turnpike Commission, Revenue Bonds
Series A, AGM,
5.25%, 07/15/2017	40,000	40,784
Philadelphia Gas Works Co., Revenue Bonds
4.00%, 10/01/2035 - 10/01/2037	950,000	937,691
5.00%, 08/01/2023 - 08/01/2024	590,000	668,207
AGM,
5.00%, 07/01/2018	1,325,000	1,393,767
Pocono Mountain School District, General Obligation Limited
BAM,
4.00%, 10/01/2017	100,000	101,906
Quakertown Community School District, General Obligation Limited
Series A,
5.00%, 09/01/2017	150,000	153,587
Reading Area Water Authority, Revenue Bonds
AGM,
4.00%, 12/01/2025	445,000	474,401
Reading School District, General Obligation Unlimited
Series A, AGM,
5.00%, 02/01/2026 - 02/01/2027	2,865,000	3,217,724
Saxonburg Area Authority, Revenue Bonds
AGM,
3.00%, 03/01/2018	140,000	142,415
Seneca Valley School District, General Obligation Unlimited
Series A,
4.00%, 03/01/2019	200,000	211,036
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Revenue Bonds
AGM,
5.00%, 02/01/2025	260,000	290,818
State Public School Building Authority, Revenue Bonds
5.00%, 05/01/2018 - 09/15/2022	540,000	601,220
5.25%, 03/01/2020	170,000	186,832
AGM,
4.00%, 10/01/2018	505,000	526,417
5.00%, 10/01/2020 - 10/01/2023	360,000	404,183
BAM-TCRS,
5.00%, 10/01/2019 - 06/15/2026	1,760,000	1,984,139
Series A, AGM,
4.00%, 10/01/2017 - 10/01/2018	970,000	1,002,509
5.00%, 10/01/2017 - 10/01/2023	1,375,000	1,525,392
Series A, BAM,
5.00%, 06/15/2023	430,000	484,894
Tussey Mountain School District, General Obligation Unlimited
AGM,
2.00%, 04/01/2018 (G)	185,000	186,691
Unity Township Municipal Authority, Revenue Bonds
Series A, AGM,
5.00%, 12/01/2022	45,000	51,759

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Upper Shenango Valley Water Pollution Control Authority, Revenue Bonds
AGM,
2.00%, 10/01/2017	$ 140,000	$ 140,703
Warwick Township Municipal Authority, Revenue Bonds
3.00%, 05/01/2017	105,000	105,522
West Mifflin Sanitary Sewer Municipal Authority, Revenue Bonds
BAM,
2.63%, 08/01/2028	390,000	369,650
West Mifflin School District, General Obligation Unlimited
AGM,
5.00%, 10/01/2022	515,000	572,968

		90,610,598

Puerto Rico - 0.8%
Commonwealth of Puerto Rico, General Obligation Unlimited
AGM,
5.25%, 07/01/2020	50,000	52,743
5.50%, 07/01/2018 - 07/01/2019	740,000	777,338
AGM-CR,
4.50%, 07/01/2023	30,000	30,028
5.25%, 07/01/2017	150,000	151,939
Series A, AGC,
5.00%, 07/01/2017	35,000	35,417
Series A, AGC-ICC,
5.00%, 07/01/2020	65,000	65,654
5.50%, 07/01/2029	100,000	110,232
Series A, AGC-ICC, FGIC,
5.50%, 07/01/2020	170,000	180,684
Series A, AGM,
4.00%, 07/01/2022	40,000	40,154
5.25%, 07/01/2024	285,000	294,271
Series D, AGM,
4.13%, 07/01/2020	75,000	75,070
Puerto Rico Electric Power Authority, Revenue Bonds
Series DDD, AGM,
5.00%, 07/01/2023	25,000	25,790
Series RR, AGC,
5.00%, 07/01/2028	200,000	202,320
Series RR, AGM,
5.00%, 07/01/2020	1,000,000	1,011,600
Series SS, AGM,
5.00%, 07/01/2019 - 07/01/2030	355,000	359,118
Series TT, AGC,
5.00%, 07/01/2018	10,000	10,116
Series TT, AGM-CR,
4.20%, 07/01/2019	100,000	100,656
5.00%, 07/01/2017	80,000	80,962
Series UU, AGC,
5.00%, 07/01/2026	575,000	579,514
Series UU, AGM,
4.00%, 07/01/2023	50,000	50,101
5.00%, 07/01/2020 - 07/01/2024	580,000	584,952
Series V, AGM,
5.25%, 07/01/2027	80,000	86,604
Puerto Rico Highways & Transportation Authority, Revenue Bonds
AGC-ICC,
5.00%, 07/01/2028	20,000	20,200
Series CC, AGM-CR,
5.50%, 07/01/2029	25,000	27,888

The notes are an integral part of this report. Transamerica Funds	Page 24	January 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Puerto Rico Highways & Transportation Authority, Revenue Bonds (continued)
Series D, AGM,
5.00%, 07/01/2027	$ 400,000	$ 404,008
Series E, AGM,
5.50%, 07/01/2017 - 07/01/2023	255,000	272,352
Series L, AGC,
5.25%, 07/01/2017 - 07/01/2019	270,000	280,479
Series N, AGC,
5.25%, 07/01/2034	75,000	80,889
Series N, AGM-CR, AGC-ICC,
5.50%, 07/01/2025	95,000	105,167
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, AGM,
5.00%, 08/01/2019 - 08/01/2030	595,000	602,311
5.25%, 08/01/2017 - 08/01/2020	170,000	172,430
Series C, AGC,
5.25%, 08/01/2020	90,000	95,025
Series C, AGM,
5.25%, 08/01/2017	2,420,000	2,457,728
Puerto Rico Public Buildings Authority, Revenue Bonds
Series C, AGC-ICC, AGM-CR,
5.75%, 07/01/2017	375,000	380,621
Series L, AGM-CR,
5.50%, 07/01/2021	125,000	132,471

		9,936,832

Rhode Island - 0.6%
Providence Redevelopment Agency, Revenue Bonds
Series A, AGM,
5.00%, 04/01/2025	715,000	809,995
Rhode Island Commerce Corp., Revenue Bonds
Series A, AGC,
5.25%, 06/15/2021	50,000	54,669
Rhode Island Health & Educational Building Corp., Revenue Bonds
5.00%, 05/15/2028 - 05/15/2029	2,500,000	2,769,110
AGM,
4.00%, 05/15/2024	1,000,000	1,079,300
Series C,
5.00%, 09/15/2027 - 09/15/2029	445,000	513,089
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund, Revenue Bonds
Series B,
4.00%, 10/01/2017	185,000	188,852
Rhode Island Turnpike & Bridge Authority, Revenue Bonds
Series A,
5.00%, 10/01/2024	300,000	350,766
Tobacco Settlement Financing Corp., Revenue Bonds
Series A,
5.00%, 06/01/2023 - 06/01/2027	1,130,000	1,242,639
Town of West Warwick, General Obligation Unlimited
Series A, BAM,
5.00%, 10/01/2019	165,000	178,705

		7,187,125

South Carolina - 0.7%
County of Newberry, Revenue Bonds
AGC,
4.20%, 12/01/2018	75,000	75,188

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
South Carolina (continued)
Greenville County Public Facilities Corp., Certificate of Participation
NATL,
5.00%, 04/01/2028	$ 100,000	$ 100,707
Kershaw County School District, Revenue Bonds
BAM,
3.00%, 12/01/2026	1,600,000	1,573,264
Piedmont Municipal Power Agency, Revenue Bonds
Series A-4,
5.00%, 01/01/2020	35,000	38,357
SCAGO Educational Facilities Corp. for Colleton School District, Revenue Bonds
5.00%, 12/01/2020	1,000,000	1,108,640
SCAGO Educational Facilities Corp. for Williamsburg School District, Revenue Bonds
Series B, BAM,
5.00%, 12/01/2024 - 12/01/2025	1,340,000	1,537,177
South Carolina Jobs-Economic Development Authority, Revenue Bonds
5.00%, 10/01/2026 (A)	3,625,000	3,732,916
South Carolina Public Service Authority, Revenue Bonds
Series C,
5.00%, 12/01/2025	290,000	341,895
South Carolina State Housing Finance & Development Authority, Revenue Bonds
GNMA, FNMA, FHLMC,
2.00%, 07/01/2020	95,000	95,690
State of South Carolina, General Obligation Unlimited
3.00%, 04/01/2026	200,000	200,084

		8,803,918

South Dakota - 0.3%
City of Deadwood, Certificate of Participation
3.00%, 11/01/2020	995,000	1,026,502
South Dakota Health & Educational Facilities Authority, Revenue Bonds
5.00%, 11/01/2026	250,000	290,582
Series B,
3.00%, 08/01/2019 - 08/01/2021	1,240,000	1,292,893
South Dakota Housing Development Authority, Revenue Bonds
Series B,
3.13%, 11/01/2036	480,000	435,883
South Dakota State Building Authority, Revenue Bonds
NATL,
4.50%, 06/01/2019	50,000	50,614

		3,096,474

Tennessee - 0.4%
Chattanooga Health Educational & Housing Facility Board, Revenue Bonds
5.00%, 10/01/2027	785,000	864,780
Knox County Health Educational & Housing Facility Board, Revenue Bonds
3.00%, 04/01/2018 (G)	150,000	152,313
4.00%, 04/01/2019 (G)	250,000	260,790

The notes are an integral part of this report. Transamerica Funds	Page 25	January 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Tennessee (continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds
5.00%, 07/01/2031	$ 400,000	$ 448,792
Shelby County Health Educational & Housing Facilities Board, Revenue Bonds
Series A, AGM,
5.25%, 09/01/2023	295,000	308,411
Tennessee Housing Development Agency, Revenue Bonds
2.35%, 07/01/2021	1,755,000	1,785,309
Series 2B,
2.30%, 01/01/2022	360,000	366,725
2.50%, 01/01/2023	140,000	140,921
2.70%, 07/01/2024	415,000	417,780
Tennessee State School Bond Authority, Revenue Bonds
Series C,
5.00%, 05/01/2019	30,000	32,527

		4,778,348

Texas - 8.2%
Alief Independent School District, General Obligation Unlimited
5.00%, 02/15/2018	100,000	104,209
Arlington Higher Education Finance Corp., Revenue Bonds
Series A,
3.80%, 08/15/2026	350,000	331,684
Belmont Fresh Water Supply District No. 1, General Obligation Unlimited
BAM,
5.50%, 03/01/2020	115,000	126,746
Bexar County Health Facilities Development Corp., Revenue Bonds
5.00%, 07/15/2023 - 07/15/2026	865,000	964,661
Board of Managers Joint Guadalupe County-City of Seguin Hospital, Revenue Bonds
5.00%, 12/01/2017 - 12/01/2022	5,365,000	5,713,979
Brazoria-Fort Bend County Municipal Utility District No. 1, General Obligation Unlimited
AGM,
3.00%, 09/01/2024	50,000	51,631
BAM,
2.00%, 09/01/2019	655,000	659,932
MAC,
3.00%, 09/01/2022	85,000	87,784
Bridgestone Municipal Utility District, General Obligation Unlimited
BAM,
2.00%, 05/01/2017	220,000	220,548
Canyon Regional Water Authority, Revenue Bonds
4.00%, 08/01/2029	1,100,000	1,178,595
Centerville Independent School District, General Obligation Unlimited
4.00%, 08/15/2036	585,000	598,900
City of Arlington Water & Wastewater System Revenue, Revenue Bonds
3.00%, 06/01/2017	120,000	120,883

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
City of Bullard, General Obligation Unlimited
BAM,
2.00%, 09/01/2017	$ 140,000	$ 140,700
City of College Station, General Obligation Limited
5.00%, 02/15/2019	100,000	107,673
City of Corpus Christi Utility System Revenue, Revenue Bonds
4.00%, 07/15/2017	200,000	202,730
5.00%, 07/15/2019	60,000	65,093
City of El Paso, General Obligation Limited
NATL,
5.00%, 08/15/2020	125,000	127,816
City of Houston, Revenue Bonds
4.00%, 09/01/2017	215,000	218,664
City of Laredo, General Obligation Limited
Series A,
5.00%, 02/15/2018	400,000	416,336
City of Laredo International Toll Bridge System Revenue, Revenue Bonds
AGM,
5.00%, 10/01/2022 - 10/01/2023	185,000	211,503
City of Mansfield, General Obligation Limited
4.00%, 02/15/2019	125,000	131,860
City of Pearland, General Obligation Limited
5.00%, 03/01/2023	25,000	29,149
City of Pflugerville, General Obligation Limited
4.00%, 08/01/2022 - 08/01/2024	270,000	299,262
City of Westworth Village, General Obligation Limited
BAM,
3.00%, 08/15/2019	35,000	36,477
Clifton Higher Education Finance Corp., Revenue Bonds
3.00%, 08/15/2017	200,000	202,270
Series A,
4.00%, 08/15/2032	815,000	842,441
5.00%, 08/15/2034 - 08/15/2035	2,925,000	3,334,058
Comal Independent School District, General Obligation Unlimited
5.00%, 02/01/2018	130,000	135,275
County of Bexar, General Obligation Limited
3.00%, 06/15/2017	100,000	100,813
County of Collin, General Obligation Unlimited
Series A,
4.00%, 02/15/2018	460,000	474,237
County of El Paso, General Obligation Limited
NATL,
5.00%, 02/15/2027	1,180,000	1,229,289
County of Harris, General Obligation Limited
Series C,
5.75%, 10/01/2028	750,000	807,750
Cypress Ranch Water Control & Improvement District No. 1, General Obligation Unlimited
BAM,
4.00%, 08/15/2029	325,000	350,256

The notes are an integral part of this report. Transamerica Funds	Page 26	January 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Cypress-Fairbanks Independent School District, General Obligation Unlimited
Series B-3,
1.05% (D), 02/15/2044	$ 100,000	$ 99,874
Dallas County Flood Control District No. 1, General Obligation Unlimited
5.00%, 04/01/2017 - 04/01/2024 (A)	8,465,000	8,873,359
Dallas/Fort Worth International Airport
5.00%, 11/01/2017	300,000	309,039
Denton County Fresh Water Supply District No. 10, General Obligation Unlimited
AGM,
2.75%, 09/01/2029 - 09/01/2030	1,550,000	1,422,590
3.00%, 09/01/2031 - 09/01/2034	1,480,000	1,347,512
Dickinson Independent School District, General Obligation Unlimited
1.05% (D), 08/01/2037	250,000	249,967
El Paso County Hospital District, General Obligation Limited
5.00%, 08/15/2020 - 08/15/2022	430,000	478,585
El Paso Independent School District, General Obligation Unlimited
5.00%, 08/15/2027	100,000	102,225
Fort Bend County Levee Improvement District No. 15, General Obligation Unlimited
BAM,
4.00%, 09/01/2029 - 09/01/2032	1,085,000	1,134,361
Fort Bend County Municipal Utility District No. 169, Revenue Bonds
AGM,
3.00%, 12/01/2023	110,000	112,112
Fort Bend County Municipal Utility District No. 182, General Obligation Unlimited
BAM,
4.00%, 09/01/2022	145,000	155,874
Fort Bend County Municipal Utility District No. 23, General Obligation Unlimited
BAM,
3.00%, 09/01/2019	60,000	62,122
Fort Bend County Municipal Utility District No. 57, General Obligation Unlimited
AGM,
3.00%, 04/01/2024	125,000	127,930
Goose Creek Consolidated Independent School District, General Obligation Unlimited
Series B,
3.00% (D), 02/15/2035	175,000	176,778
Grapevine-Colleyville Independent School District, General Obligation Unlimited
Series B,
2.50% (D), 08/01/2036	375,000	377,636
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds
5.00%, 10/01/2017	150,000	154,020
Series A,
4.38%, 11/15/2021	20,000	21,351
Series B,
5.25%, 12/01/2017	40,000	41,368
5.50%, 12/01/2018	200,000	214,886
Harris County Hospital District, Revenue Bonds
5.00%, 02/15/2018	100,000	103,824

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Harris County Municipal Utility District No. 167, General Obligation Unlimited
BAM,
3.00%, 09/01/2029	$ 475,000	$ 458,128
Harris County Municipal Utility District No. 304, General Obligation Unlimited
BAM,
4.00%, 09/01/2026 - 09/01/2028	400,000	434,235
Harris County Municipal Utility District No. 412, General Obligation Unlimited
MAC,
2.00%, 09/01/2019	125,000	126,364
3.00%, 09/01/2021	100,000	104,594
Harris County Municipal Utility District No. 419, General Obligation Unlimited
AGM,
4.00%, 09/01/2031 - 09/01/2035 (G)	990,000	1,022,171
Harris County Municipal Utility District No. 500, General Obligation Unlimited
AGM,
3.00%, 12/01/2034 - 12/01/2035	1,770,000	1,567,253
Harris-Fort Bend Counties Municipal Utility District No. 3, General Obligation Unlimited
Series A, AGM,
5.50%, 04/01/2024	375,000	441,784
Houston Higher Education Finance Corp., Revenue Bonds
5.00%, 08/15/2024	490,000	578,675
Series A,
4.50%, 05/15/2042	125,000	126,351
Lake Dallas Independent School District, General Obligation Unlimited
Zero Coupon, 08/16/2029 - 08/16/2030	690,000	454,697
Laredo Independent School District, General Obligation Unlimited
5.00%, 08/01/2019	75,000	81,308
Leander Independent School District, General Obligation Unlimited
5.00%, 08/15/2023	960,000	981,418
5.25%, 08/15/2017	240,000	245,698
Lower Colorado River Authority, Revenue Bonds
5.00%, 05/15/2020	35,000	38,673
Main Street Market Square Redevelopment Authority, Tax Allocation
BAM,
4.00%, 09/01/2022	675,000	734,177
Metropolitan Transit Authority of Harris County, Revenue Bonds
Series A,
5.00%, 11/01/2020	40,000	43,868
Montgomery County Municipal Utility District No. 112, General Obligation Unlimited
BAM,
2.50%, 10/01/2022	85,000	84,153
Montgomery County Municipal Utility District No. 113, General Obligation Unlimited
AGM,
3.00%, 09/01/2030 - 09/01/2033	1,460,000	1,367,614
3.13%, 09/01/2034	260,000	239,590
3.25%, 09/01/2035	355,000	329,948

The notes are an integral part of this report. Transamerica Funds	Page 27	January 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds
3.00%, 07/01/2021	$ 580,000	$ 565,198
4.00%, 07/01/2023 - 07/01/2028	2,835,000	2,740,918
Series A, AGM,
4.00%, 04/01/2019	100,000	104,327
Series A1,
3.00%, 07/01/2019	75,000	77,244
4.00%, 07/01/2021 - 07/01/2036	2,575,000	2,625,047
5.00%, 07/01/2031 - 07/01/2046	1,635,000	1,771,632
Series B,
3.00%, 07/01/2017 - 07/01/2020	760,000	776,121
4.00%, 07/01/2021 - 07/01/2031	3,260,000	3,419,896
4.25%, 07/01/2036	950,000	931,494
Series C,
5.00%, 07/01/2022 - 07/01/2026	950,000	984,066
Newark Higher Education Finance Corp., Revenue Bonds
Series A,
4.00%, 08/15/2024	465,000	512,621
North Central Texas Health Facility Development Corp., Revenue Bonds
5.00%, 08/15/2022	90,000	103,913
North East Independent School District, General Obligation Unlimited
Series B,
1.42% (D), 08/01/2040	7,500,000	7,278,375
North Texas Tollway Authority, Revenue Bonds
Series A, BHAC-CR, MBIA, IBC,
5.75%, 01/01/2040	275,000	286,938
Series F,
5.75%, 01/01/2038	185,000	193,031
Northeast Higher Education Finance Corp., Revenue Bonds
Series A,
4.00%, 08/15/2025	115,000	124,397
Northside Independent School District, General Obligation Unlimited
1.20% (D), 08/01/2040	290,000	290,206
Northwest Harris County Municipal Utility District No. 19, General Obligation Unlimited
BAM,
3.00%, 10/01/2028	520,000	507,588
3.13%, 10/01/2029 - 10/01/2030	775,000	756,460
3.25%, 10/01/2031	1,430,000	1,382,824
Point Isabel Independent School District, General Obligation Unlimited
4.00%, 02/01/2018	125,000	128,741
Pottsboro Higher Education Finance Corp., Revenue Bonds
Series A,
3.88%, 08/15/2026	415,000	392,586
Richardson Independent School District, General Obligation Unlimited
4.00%, 02/15/2018	350,000	361,322
Southwest Higher Education Authority, Inc., Revenue Bonds
4.00%, 10/01/2017	250,000	255,187
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds
Series B, AGC,
4.50%, 09/01/2019	65,000	69,482
Texas A&M University, Revenue Bonds
Series A,
4.00%, 05/15/2017	200,000	201,880

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Texas Public Finance Authority, Revenue Bonds
BAM,
4.00%, 05/01/2029 - 05/01/2030	$ 2,545,000	$ 2,601,313
5.00%, 05/01/2022	2,045,000	2,301,116
Series D,
4.00%, 02/01/2018	495,000	509,929
Texas State University System, Revenue Bonds
5.00%, 03/15/2018	110,000	114,925
Texas Transportation Commission State Highway Fund, Revenue Bonds
Series A,
4.00%, 10/01/2017	160,000	163,429
Town of Flower Mound, General Obligation Limited
4.00%, 03/01/2031	690,000	730,034
Travis County Municipal Utility District No. 4, General Obligation Unlimited
AGM,
4.00%, 09/01/2033 - 09/01/2035	1,000,000	1,039,359
Trophy Club Public Improvement District No. 1, Special Assessment
AGM,
3.00%, 06/01/2024	524,000	526,966
University of Houston, Revenue Bonds
Series A,
5.00%, 02/15/2024	40,000	44,902
University of Texas System, Revenue Bonds
Series B,
2.50% (D), 08/15/2036	11,000,000	10,079,190
Viridian Municipal Management District, General Obligation Unlimited
BAM,
Zero Coupon, 12/01/2020	60,000	55,769
6.00%, 12/01/2022 - 12/01/2034	4,875,000	5,954,322
Washington County Junior College District, Revenue Bonds
BAM,
5.00%, 10/01/2023 - 10/01/2025	2,025,000	2,383,232
West Ranch Management District, General Obligation Unlimited
MAC,
4.00%, 09/01/2032	380,000	391,784

		98,387,080

Utah - 0.9%
City of Herriman City Water Revenue, Revenue Bonds
BAM,
3.00%, 01/01/2018	110,000	111,677
City of South Jordan, Special Assessment
3.13%, 11/01/2036	3,870,000	3,459,432
Jordan Valley Water Conservancy District, Revenue Bonds
Series A,
5.00%, 10/01/2034 - 10/01/2035	1,020,000	1,142,247
Morgan County School District, General Obligation Unlimited
5.00%, 08/01/2019	200,000	204,202
Utah Charter School Finance Authority, Revenue Bonds
3.00%, 10/15/2017	190,000	192,379
4.00%, 04/15/2020 - 10/15/2029	2,990,000	3,191,023
4.25%, 04/15/2034	170,000	175,207
4.30%, 04/15/2025 (A)	750,000	744,022
Series A,
5.00%, 10/15/2024 - 10/15/2025	1,360,000	1,568,012

The notes are an integral part of this report. Transamerica Funds	Page 28	January 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Utah (continued)
Utah State Board of Regents, Revenue Bonds
Series EE-2,
5.00%, 11/01/2019	$ 40,000	$ 43,855
Washington County Water Conservancy District, Revenue Bonds
5.00%, 10/01/2022	50,000	57,513

		10,889,569

Vermont - 0.4%
City of Burlington, General Obligation Unlimited
Series A, AGM,
5.00%, 11/01/2032 - 11/01/2035	1,155,000	1,279,878
University of Vermont & State Agricultural College
5.00%, 10/01/2017	150,000	154,077
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds
5.00%, 10/01/2029 - 10/01/2030	885,000	974,853
Series A,
5.00%, 12/01/2026 - 12/01/2027	1,575,000	1,826,731

		4,235,539

Virginia - 0.9%
Alexandria Industrial Development Authority, Revenue Bonds
4.00%, 10/01/2019 - 10/01/2020	990,000	1,050,981
Capital Region Airport Commission, Revenue Bonds
Series A,
5.00%, 07/01/2028 - 07/01/2033	860,000	987,790
City of Hampton, General Obligation Unlimited
NATL,
5.00%, 01/15/2018	240,000	249,211
County of Prince William, Certificate of Participation
4.00%, 10/01/2017	160,000	163,331
Virginia College Building Authority, Revenue Bonds
Series A,
5.00%, 09/01/2017	265,000	271,487
Series B,
5.00%, 09/01/2028	50,000	54,738
Virginia Commonwealth Transportation Board, Revenue Bonds
5.00%, 04/01/2017	1,395,000	1,405,058
Virginia Housing Development Authority, Revenue Bonds
Series B,
1.20%, 11/01/2019	6,150,000	6,106,396

		10,288,992

Washington - 0.3%
Central Puget Sound Regional Transit Authority, Revenue Bonds
NATL,
4.75%, 02/01/2028	50,000	52,877
County of Pierce Sewer Revenue, Revenue Bonds
5.00%, 08/01/2019	100,000	109,236
Energy Northwest
4.00%, 07/01/2017	325,000	328,988

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Washington (continued)
Energy Northwest, Revenue Bonds
Series A,
5.25%, 07/01/2018	$ 35,000	$ 37,097
King County School District No. 412, General Obligation Unlimited
3.00%, 12/01/2017	200,000	203,556
Port of Seattle, Revenue Bonds
Series A,
5.00%, 08/01/2018	25,000	26,405
Public Utility District No. 1 of Cowlitz County, Revenue Bonds
5.00%, 09/01/2019	155,000	168,472
University of Washington, Revenue Bonds
Series C,
5.00%, 12/01/2018	500,000	535,615
Washington Health Care Facilities Authority
5.00%, 11/15/2017	320,000	329,757
Washington Health Care Facilities Authority, Revenue Bonds
Series A,
5.00%, 10/01/2019 - 08/15/2020	60,000	66,412
Series B,
4.00%, 08/15/2018	550,000	573,716
Washington State Housing Finance Commission, Revenue Bonds
3.20%, 07/01/2021 (A)	500,000	476,430
Yakima County School District No. 7, General Obligation Unlimited
5.00%, 12/01/2021	235,000	259,254

		3,167,815

West Virginia - 0.0% (C)
West Virginia University, Revenue Bonds
Series A,
5.00%, 10/01/2024	25,000	28,710

Wisconsin - 1.4%
Central Brown County Water Authority, Revenue Bonds
Series A,
5.00%, 11/01/2019	50,000	54,700
City of Milwaukee Sewerage System Revenue, Revenue Bonds
Series S7,
5.00%, 06/01/2017	100,000	101,412
Milwaukee Housing Authority, Revenue Bonds
Series A,
3.38%, 07/01/2029	700,000	716,772
Public Finance Authority, Revenue Bonds
3.00%, 08/01/2017	65,000	65,493
Series A,
4.00%, 12/01/2027	2,610,000	2,555,921
4.50%, 09/01/2026	170,000	161,471
5.00%, 06/01/2027	300,000	343,962
State of Wisconsin, General Obligation Unlimited
Series 1,
5.00%, 05/01/2018	275,000	288,921
Series C,
5.00%, 05/01/2022	220,000	230,789
State of Wisconsin, Revenue Bonds
Series A,
5.00%, 05/01/2019	25,000	27,097

The notes are an integral part of this report. Transamerica Funds	Page 29	January 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Revenue Bonds
3.00%, 12/01/2032 - 12/01/2033	$ 1,815,000	$ 1,685,371
5.00%, 08/15/2022 - 12/01/2031	3,180,000	3,641,482
Series B,
5.00%, 08/15/2018	125,000	132,251
Series B-4,
5.00% (D), 11/15/2043	105,000	118,444
Wisconsin Housing & Economic Development Authority, Revenue Bonds
Series B, FNMA,
3.15%, 09/01/2030	6,830,000	6,686,638

		16,810,724

Wyoming - 0.3%
Wyoming Community Development Authority, Revenue Bonds
Series 2,
2.95%, 06/01/2033	4,410,000	4,047,939

Total Municipal Government Obligations (Cost $1,155,146,908)		1,121,004,436

REPURCHASE AGREEMENT - 5.4%
State Street Bank & Trust Co. 0.03% (H), dated 01/31/2017, to be repurchased at $64,993,487 on 02/01/2017. Collateralized by a U.S. Government Obligation, 1.50%, due 02/28/2019, and with a value of $66,295,714.	64,993,433	64,993,433

Total Repurchase Agreement (Cost $64,993,433)		64,993,433

Total Investments (Cost $1,220,140,341) (I)		1,185,997,869
Net Other Assets (Liabilities) - 0.9%		10,418,688

Net Assets - 100.0%		$ 1,196,416,557

The notes are an integral part of this report. Transamerica Funds	Page 30	January 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Municipal Government Obligations	$—	$1,121,004,436	$—	$1,121,004,436
Repurchase Agreement	—	64,993,433	—	64,993,433

Total Investments	$—	$1,185,997,869	$—	$1,185,997,869

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the total value of 144A securities is $29,275,684, representing 2.4% of the Fund’s net assets.

(B)	Illiquid securities. At January 31, 2017, total value of illiquid securities is $7,901,018, representing 0.7% of the Fund’s net assets.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Floating or variable rate securities. The rates disclosed are as of January 31, 2017.
(E)	Restricted securities. At January 31, 2017, the restricted securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	Solaris Metropolitan District No. 3, General Obligation Limited, Series A, 3.75%, 12/01/2026	10/07/2016	$640,010	$600,954	0.1%
Municipal Government Obligations	Southglenn Metropolitan District, General Obligation Limited, 3.00%, 12/01/2021	09/14/2016	996,640	963,660	0.1
Municipal Government Obligations	Miami-Dade County Industrial Development Authority, Revenue Bonds, 5.00%, 09/15/2034	07/24/2014	129,665	135,769	0.0	(C)
Municipal Government Obligations	County of Nez Perce, Revenue Bonds, 2.75%, 10/01/2024	07/29/2016	4,500,010	4,245,885	0.4
Municipal Government Obligations	Idaho Housing & Finance Association, Revenue Bonds, Series A, 4.00%, 07/01/2026	08/04/2016	413,327	389,666	0.0	(C)
Municipal Government Obligations	Idaho Housing & Finance Association, Revenue Bonds, Series A, 5.00%, 06/01/2035	04/06/2015	499,940	512,706	0.1
Municipal Government Obligations	Jennings County School Building Corp., Revenue Bonds, 3.00%, 01/15/2020	07/09/2015	348,619	351,876	0.0	(C)
Municipal Government Obligations	City of St. Cloud, Revenue Bonds, Series A, 3.00%, 04/01/2021	04/08/2016	250,010	233,178	0.0	(C)
Municipal Government Obligations	City of Stillwater, Tax Allocation, 3.00%, 02/01/2021	07/20/2016	212,011	203,608	0.0	(C)
Municipal Government Obligations	City of Stillwater, Tax Allocation, 3.00%, 02/01/2022	07/20/2016	435,138	414,905	0.0	(C)
Municipal Government Obligations	City of Stillwater, Tax Allocation, 3.00%, 02/01/2023	07/20/2016	450,648	426,691	0.0	(C)
Municipal Government Obligations	City of Stillwater, Tax Allocation, 3.00%, 02/01/2024	07/20/2016	458,614	431,374	0.0	(C)
Municipal Government Obligations	City of Stillwater, Tax Allocation, 3.00%, 02/01/2025	07/20/2016	420,875	393,280	0.0	(C)

The notes are an integral part of this report. Transamerica Funds	Page 31	January 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued)

Investments (continued)	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	City of Stillwater, Tax Allocation, 3.00%, 02/01/2026	07/20/2016	$253,770	$236,028	0.0	%(C)
Municipal Government Obligations	City of Stillwater, Tax Allocation, 3.00%, 02/01/2027	07/20/2016	493,680	456,357	0.0	(C)
Municipal Government Obligations	City of Stillwater, Tax Allocation, 4.00%, 02/01/2030	07/20/2016	800,148	746,917	0.1
Municipal Government Obligations	Dakota County Community Development Agency, Revenue Bonds, Series A, 5.00%, 09/01/2029	09/04/2014	718,870	722,554	0.1
Municipal Government Obligations	Housing & Redevelopment Authority of The City of St. Paul, Revenue Bonds, Series B, 4.25%, 04/01/2025	06/19/2015	200,007	199,580	0.0	(C)
Municipal Government Obligations	Mississippi Business Finance Corp., Revenue Bonds, 1.00%, 07/01/2017	01/17/2017	99,790	99,975	0.0	(C)
Municipal Government Obligations	Essex County Improvement Authority, Revenue Bonds, Series A, 5.00%, 12/01/2035	12/10/2015	535,004	542,982	0.1
Municipal Government Obligations	Dayton-Montgomery County Port Authority, Revenue Bonds, Series 1, 6.13%, 01/15/2025	10/08/2015	730,010	723,466	0.1

Total			$13,586,784	$13,031,411	1.1%

(F)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of January 31, 2017; the maturity dates disclosed are the ultimate maturity dates.
(G)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after January 31, 2017.
(H)	Rate disclosed reflects the yield at January 31, 2017.
(I)

Aggregate cost for federal income tax purposes is $1,220,140,341. Aggregate gross unrealized appreciation and depreciation for all securities is $3,371,000 and $37,513,472, respectively. Net unrealized depreciation for tax purposes is $34,142,472.

(J)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

MUNICIPAL INSURER ABBREVIATIONS:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Financial Group, Inc.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MAC	Municipal Assurance Corp.
MBIA	National Public Finance Guarantee Corp. (formerly Municipal Bond Insurance Association)
NATL	National Public Finance Guarantee Corp.
XCLA	Syncora (formerly XL Capital Assurance, Inc.)

PORTFOLIO ABBREVIATIONS:

CR	Custodial Receipts
IBC	Insured Bond Certificate
ICC	Insured Custody Certificate
TCRS	Temporary Custodian Receipts

The notes are an integral part of this report. Transamerica Funds	Page 32	January 31, 2017 Form N-Q

Transamerica International Equity

SCHEDULE OF INVESTMENTS

At January 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 95.5%
Australia - 4.0%
BHP Billiton PLC, ADR	634,269	$ 23,207,903
Challenger, Ltd.	5,550,961	46,392,548
Coca-Cola Amatil, Ltd.	3,096,000	22,893,069
Sonic Healthcare, Ltd.	2,214,800	34,971,455
South32, Ltd.	11,888,670	24,795,018

		152,259,993

Belgium - 1.0%
Groupe Bruxelles Lambert SA	438,820	37,323,302

Denmark - 1.4%
AP Moller - Maersk A/S, Class B	9,000	15,012,086
TDC A/S, Class B (A)	7,609,400	40,043,950

		55,056,036

France - 9.5%
Airbus SE	315,500	21,374,937
Arkema SA	188,365	18,585,273
Engie SA	4,021,400	48,034,275
Publicis Groupe SA	395,400	27,129,582
Rexel SA	2,270,593	39,475,040
Sanofi	896,700	72,105,384
TOTAL SA	664,100	33,450,358
Veolia Environnement SA	3,034,281	51,572,836
Vivendi SA	2,835,724	51,856,108

		363,583,793

Germany - 11.1%
Allianz SE, Class A	233,000	39,438,876
Deutsche Boerse AG (A)	549,800	50,590,704
Infineon Technologies AG	2,760,627	50,631,834
Merck KGaA	414,300	45,461,616
METRO AG (B)	1,420,900	48,485,353
SAP SE	670,947	61,296,419
Siemens AG, Class A	523,600	65,707,531
Talanx AG	719,027	24,663,421
TUI AG	2,493,802	36,463,935

		422,739,689

Hong Kong - 3.5%
Cheung Kong Property Holdings, Ltd.	5,450,500	35,825,475
CK Hutchison Holdings, Ltd.	4,072,100	48,804,852
First Pacific Co., Ltd.	11,915,012	9,034,202
Guangdong Investment, Ltd.	27,382,100	33,978,543
Noble Group, Ltd. (A)	55,157,300	6,692,375

		134,335,447

Ireland - 2.5%
DCC PLC	405,431	32,616,541
Ryanair Holdings PLC, ADR (A)	263,712	22,062,146
Smurfit Kappa Group PLC, Class B	1,603,100	42,225,324

		96,904,011

Israel - 1.6%
Teva Pharmaceutical Industries, Ltd., ADR	1,794,900	60,003,507

Italy - 4.0%
Azimut Holding SpA (B)	1,399,786	25,083,740
Davide Campari (C)	981,841	9,835,845
Davide Campari-Milano SpA	722,748	7,240,314

	Shares	Value
COMMON STOCKS (continued)
Italy (continued)
Eni SpA, Class B	2,373,300	$ 36,405,690
Mediobanca SpA	5,359,392	46,023,353
Prysmian SpA	1,018,349	26,449,339

		151,038,281

Japan - 24.5%
Astellas Pharma, Inc.	3,338,000	44,744,159
Bridgestone Corp.	953,200	34,975,712
Coca-Cola East Japan Co., Ltd.	1,869,800	40,721,266
Daiwa Securities Group, Inc.	7,432,500	47,625,664
Denka Co., Ltd.	5,035,300	24,795,207
Electric Power Development Co., Ltd.	898,100	20,863,664
FamilyMart UNY Holdings Co., Ltd. (B)	314,700	19,956,177
FANUC Corp.	241,200	47,349,198
FUJIFILM Holdings Corp.	756,800	29,324,241
Hitachi, Ltd.	11,968,800	68,647,550
Japan Airlines Co., Ltd.	1,266,200	40,393,698
JX Holdings, Inc.	2,109,600	9,951,049
Komatsu, Ltd.	1,098,800	26,217,051
Kuraray Co., Ltd.	2,423,000	38,455,549
Mitsubishi Heavy Industries, Ltd.	7,778,400	35,058,257
MS&AD Insurance Group Holdings, Inc.	1,702,100	57,209,012
Nippon Telegraph & Telephone Corp.	800,800	35,312,932
ORIX Corp.	3,895,200	58,888,552
Resona Holdings, Inc.	7,229,100	39,260,332
SoftBank Group Corp.	531,700	40,973,534
Sony Corp.	1,766,900	53,565,660
Square Enix Holdings Co., Ltd.	749,800	21,449,420
Sumitomo Mitsui Financial Group, Inc.	1,363,600	53,754,172
Toyota Motor Corp.	779,100	45,430,825

		934,922,881

Macau - 0.7%
MGM China Holdings, Ltd.	13,337,800	25,907,548

Mexico - 0.7%
Grupo Televisa SAB, ADR	1,209,571	27,094,390

Netherlands - 6.2%
Akzo Nobel NV	509,894	34,561,528
Boskalis Westminster	564,500	20,874,230
Delta Lloyd NV	5,307,958	30,500,467
Heineken Holding NV, Class A	836,534	58,679,426
Koninklijke Philips NV	2,412,556	70,669,135
Steinhoff International Holdings NV	4,446,537	21,382,976

		236,667,762

Republic of Korea - 0.6%
Samsung Electronics Co., Ltd.	14,600	24,787,712

Singapore - 1.2%
DBS Group Holdings, Ltd.	3,550,000	47,783,375

Spain - 1.2%
Aena SA (D)	304,019	44,092,117

Sweden - 1.9%
Investor AB, Class B	1,211,091	48,307,399
Svenska Cellulosa AB SCA, Class B	871,080	26,190,857

		74,498,256

Switzerland - 5.2%
GAM Holding AG (A)	1,019,958	10,358,828
Nestle SA	941,562	68,793,828

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2017 Form N-Q

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Novartis AG	926,600	$ 67,841,109
UBS Group AG	3,115,300	50,276,733

		197,270,498

United Kingdom - 14.0%
Aviva PLC	8,051,126	48,301,915
Barclays PLC	9,091,000	25,097,337
British Land Co. PLC, REIT	3,787,300	27,776,573
GKN PLC	13,838,630	59,782,461
HSBC Holdings PLC	5,721,400	48,712,144
IG Group Holdings PLC	1,457,432	9,772,280
Imperial Brands PLC	863,600	39,909,205
Inchcape PLC	2,986,908	26,960,265
Kingfisher PLC	6,975,701	29,502,986
Micro Focus International PLC	580,000	15,650,769
National Grid PLC, Class B	3,277,746	38,252,802
Savills PLC	1,128,191	11,006,388
Sky PLC	3,156,955	39,754,186
TechnipFMC PLC (A)	706,943	23,767,424
UBM PLC	2,421,348	21,459,451
Unilever PLC	797,358	32,374,272
Vodafone Group PLC	15,013,220	36,706,147

		534,786,605

United States - 0.7%
Flex, Ltd. (A)	1,797,397	28,165,211

Total Common Stocks (Cost $3,600,923,015)		3,649,220,414

PREFERRED STOCK - 0.7%
Republic of Korea - 0.7%
Hyundai Motor Co.
4.35% (E)	310,961	24,912,201

Total Preferred Stock (Cost $29,446,202)		24,912,201

SECURITIES LENDING COLLATERAL - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.52% (E)	4,299,852	4,299,852

Total Securities Lending Collateral (Cost $4,299,852)		4,299,852

	Principal	Value
REPURCHASE AGREEMENT - 3.0%
State Street Bank & Trust Co. 0.03% (E), dated 01/31/2017, to be repurchased at $116,118,373 on 02/01/2017. Collateralized by U.S. Government Obligations, 1.38% - 1.50%, due 02/28/2019, and with a total value of $118,445,474.	$ 116,118,276	116,118,276

Total Repurchase Agreement (Cost $116,118,276)		116,118,276

Total Investments (Cost $3,750,787,345) (F)		3,794,550,743
Net Other Assets (Liabilities) - 0.7%		26,953,339

Net Assets - 100.0%		$ 3,821,504,082

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2017 Form N-Q

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	7.6%	$ 290,155,775
Banks	6.9	260,630,713
Industrial Conglomerates	5.7	217,798,059
Insurance	5.3	200,113,691
Diversified Financial Services	5.3	199,946,003
Capital Markets	5.1	193,707,949
Media	4.4	167,293,717
Beverages	3.7	139,369,920
Multi-Utilities	3.6	137,859,913
Chemicals	3.1	116,397,557
Machinery	2.9	108,624,506
Software	2.6	98,396,608
Electronic Equipment, Instruments & Components	2.6	96,812,761
Auto Components	2.5	94,758,173
Oil, Gas & Consumable Fuels	2.1	79,807,097
Wireless Telecommunication Services	2.0	77,679,681
Diversified Telecommunication Services	2.0	75,356,882
Household Durables	2.0	74,948,636
Automobiles	1.9	70,343,026
Food Products	1.8	68,793,828
Food & Staples Retailing	1.8	68,441,530
Airlines	1.6	62,455,844
Hotels, Restaurants & Leisure	1.6	62,371,483
Technology Hardware, Storage & Peripherals	1.4	54,111,953
Semiconductors & Semiconductor Equipment	1.3	50,631,834
Metals & Mining	1.3	48,002,921
Real Estate Management & Development	1.2	46,831,863
Trading Companies & Distributors	1.2	46,167,415
Transportation Infrastructure	1.2	44,092,117
Containers & Packaging	1.1	42,225,324
Tobacco	1.1	39,909,205
Health Care Providers & Services	0.9	34,971,455
Water Utilities	0.9	33,978,543
Personal Products	0.9	32,374,272
Specialty Retail	0.8	29,502,986
Equity Real Estate Investment Trusts	0.7	27,776,573
Distributors	0.7	26,960,265
Electrical Equipment	0.7	26,449,339
Household Products	0.7	26,190,857
Energy Equipment & Services	0.6	23,767,424
Aerospace & Defense	0.6	21,374,937
Construction & Engineering	0.5	20,874,230
Independent Power & Renewable Electricity Producers	0.5	20,863,664
Marine	0.4	15,012,086

Investments, at Value	96.8	3,674,132,615
Short-Term Investments	3.2	120,418,128

Total Investments	100.0%	$ 3,794,550,743

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2017 Form N-Q

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$184,300,581	$3,464,919,833	$—	$3,649,220,414
Preferred Stock	—	24,912,201	—	24,912,201
Securities Lending Collateral	4,299,852	—	—	4,299,852
Repurchase Agreement	—	116,118,276	—	116,118,276

Total Investments	$188,600,433	$3,605,950,310	$—	$3,794,550,743

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $4,092,298. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2017, value of the security is $9,835,845, representing 0.3% of the Fund’s net assets.
(D)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the value of the 144A security is $44,092,117, representing 1.2% of the Fund’s net assets.

(E)	Rates disclosed reflect the yields at January 31, 2017.
(F)

Aggregate cost for federal income tax purposes is $3,750,787,345. Aggregate gross unrealized appreciation and depreciation for all securities is $273,202,936 and $229,439,538, respectively. Net unrealized appreciation for tax purposes is $43,763,398.

(G)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2017 Form N-Q

Transamerica International Equity Opportunities

SCHEDULE OF INVESTMENTS

At January 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 101.0%
Australia - 0.5%
Orica, Ltd. (A)	434,245	$ 6,174,966

Belgium - 1.1%
KBC Group NV	193,175	12,516,113

Brazil - 0.9%
Ambev SA, ADR	2,068,477	11,149,091

Canada - 5.0%
Canadian National Railway Co.	372,084	25,867,280
Element Fleet Management Corp. (A)	804,416	7,820,067
Loblaw Cos., Ltd.	134,339	7,060,476
Suncor Energy, Inc.	593,973	18,422,863

		59,170,686

China - 1.1%
Alibaba Group Holding, Ltd., ADR (B)	126,173	12,782,587

Denmark - 1.8%
Carlsberg A/S, Class B	82,886	7,484,280
Novo Nordisk A/S, Class B	382,182	13,726,140

		21,210,420

France - 14.2%
Air Liquide SA, Class A	247,684	26,737,482
Danone SA	247,179	15,473,453
Dassault Systemes SE	108,550	8,399,441
Engie SA	926,268	11,063,961
Hermes International	4,370	1,898,523
L’Oreal SA	65,901	11,976,438
Legrand SA	193,823	11,252,491
LVMH Moet Hennessy Louis Vuitton SE	118,398	23,849,460
Pernod Ricard SA	243,265	28,453,198
Schneider Electric SE	379,906	27,157,381

		166,261,828

Germany - 11.3%
Bayer AG	371,095	40,981,069
Beiersdorf AG	262,721	23,238,779
Linde AG	61,789	10,035,197
Merck KGaA	130,818	14,354,810
MTU Aero Engines AG	57,080	6,814,934
ProSiebenSat.1 Media SE	199,360	8,453,412
SAP SE	319,452	29,184,516

		133,062,717

Hong Kong - 3.0%
AIA Group, Ltd.	4,640,400	28,730,343
Global Brands Group Holding, Ltd. (B)	17,570,000	2,207,761
Li & Fung, Ltd.	10,875,000	4,715,774

		35,653,878

Ireland - 0.8%
Experian PLC	487,742	9,381,624

Israel - 1.3%
Check Point Software Technologies, Ltd., Class A (B)	159,675	15,771,100

	Shares	Value
COMMON STOCKS (continued)
Italy - 1.5%
Eni SpA, Class B	795,559	$ 12,203,629
Luxottica Group SpA	94,449	5,066,277

		17,269,906

Japan - 13.6%
Daikin Industries, Ltd.	121,100	12,039,213
Denso Corp. (A)	477,400	20,722,145
FANUC Corp.	78,100	15,331,561
Hoya Corp.	794,500	34,634,036
Japan Tobacco, Inc.	466,700	15,045,505
Kubota Corp.	693,400	11,054,114
Kyocera Corp.	344,600	17,957,899
Shin-Etsu Chemical Co., Ltd.	112,700	9,728,872
Terumo Corp.	623,500	23,027,145

		159,540,490

Netherlands - 6.5%
Akzo Nobel NV	290,741	19,706,945
Heineken NV	64,700	4,835,275
ING Groep NV	1,750,149	25,033,032
Randstad Holding NV	452,775	26,295,853

		75,871,105

Singapore - 2.6%
DBS Group Holdings, Ltd.	1,806,200	24,311,643
Singapore Telecommunications, Ltd.	2,071,650	5,688,641

		30,000,284

Spain - 1.6%
Amadeus IT Group SA, Class A (A)	408,679	18,857,764

Sweden - 1.3%
Hennes & Mauritz AB, Class B (A)	517,674	14,795,589

Switzerland - 13.5%
Julius Baer Group, Ltd. (B)	174,236	8,141,754
Keuhne & Nagel International AG	39,174	5,336,421
Nestle SA	621,903	45,438,418
Novartis AG	303,003	22,184,394
Roche Holding AG	153,145	36,059,608
UBS Group AG	1,781,480	28,750,680
Zurich Insurance Group AG (B)	42,270	12,110,096

		158,021,371

Taiwan - 2.2%
Hon Hai Precision Industry Co., Ltd.	1,152,890	3,091,795
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	732,164	22,631,189

		25,722,984

United Kingdom - 15.2%
Barclays PLC	3,736,664	10,315,732
Compass Group PLC	1,690,877	30,034,964
Delphi Automotive PLC, Class A	83,882	5,876,773
Diageo PLC	787,465	21,828,541
Prudential PLC	448,675	8,647,111
Reckitt Benckiser Group PLC, Class A	312,620	26,758,481
RELX NV	602,909	10,169,377
Rio Tinto PLC	304,831	13,387,189
Rolls-Royce Holdings PLC (B)	906,223	7,609,686
Smiths Group PLC	450,483	8,506,277
WPP PLC, Class A	1,543,982	35,816,533

		178,950,664

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2017 Form N-Q

Transamerica International Equity Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States - 2.0%
Yum China Holdings, Inc. (B)	529,064	$ 14,538,679
Yum! Brands, Inc.	128,895	8,446,489

		22,985,168

Total Common Stocks (Cost $1,204,047,965)		1,185,150,335

SECURITIES LENDING COLLATERAL - 2.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.52% (C)	30,432,845	30,432,845

Total Securities Lending Collateral (Cost $30,432,845)		30,432,845

	Principal	Value
REPURCHASE AGREEMENT - 0.3%
State Street Bank & Trust Co. 0.03% (C), dated 01/31/2017, to be repurchased at $4,087,548 on 02/01/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2019, and with a value of $4,170,506.	$ 4,087,544	4,087,544

Total Repurchase Agreement (Cost $4,087,544)		4,087,544

Total Investments (Cost $1,238,568,354) (D)		1,219,670,724
Net Other Assets (Liabilities) - (3.9)%		(46,335,100)

Net Assets - 100.0%		$ 1,173,335,624

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	10.4%	$ 127,306,021
Beverages	6.0	73,750,385
Chemicals	5.9	72,383,462
Banks	5.9	72,176,520
Food Products	5.0	60,911,871
Health Care Equipment & Supplies	4.7	57,661,181
Software	4.4	53,355,057
Hotels, Restaurants & Leisure	4.4	53,020,132
Insurance	4.1	49,487,550
Professional Services	3.8	45,846,854
Media	3.6	44,269,945
Electrical Equipment	3.2	38,409,872
Textiles, Apparel & Luxury Goods	3.1	37,737,795
Capital Markets	3.0	36,892,434
Personal Products	2.9	35,215,217
Oil, Gas & Consumable Fuels	2.5	30,626,492
Household Products	2.2	26,758,481
Auto Components	2.2	26,598,918
Machinery	2.2	26,385,675
Road & Rail	2.1	25,867,280
Semiconductors & Semiconductor Equipment	1.9	22,631,189

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2017 Form N-Q

Transamerica International Equity Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry (continued)	Percentage of Total Investments	Value
Electronic Equipment, Instruments & Components	1.7%	$ 21,049,694
IT Services	1.5	18,857,764
Tobacco	1.2	15,045,505
Specialty Retail	1.2	14,795,589
Aerospace & Defense	1.2	14,424,620
Metals & Mining	1.1	13,387,189
Internet Software & Services	1.1	12,782,587
Building Products	1.0	12,039,213
Multi-Utilities	0.9	11,063,961
Industrial Conglomerates	0.7	8,506,277
Diversified Financial Services	0.6	7,820,067
Food & Staples Retailing	0.6	7,060,476
Diversified Telecommunication Services	0.5	5,688,641
Marine	0.4	5,336,421

Investments, at Value	97.2	1,185,150,335
Short-Term Investments	2.8	34,520,389

Total Investments	100.0%	$ 1,219,670,724

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$150,366,594	$1,034,783,741	$—	$1,185,150,335
Securities Lending Collateral	30,432,845	—	—	30,432,845
Repurchase Agreement	—	4,087,544	—	4,087,544

Total Investments	$180,799,439	$1,038,871,285	$—	$1,219,670,724

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the securities are on loan. The total value of all securities on loan is $28,973,083. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing securities.
(C)	Rates disclosed reflect the yields at January 31, 2017.
(D)

Aggregate cost for federal income tax purposes is $1,238,568,354. Aggregate gross unrealized appreciation and depreciation for all securities is $52,803,246 and $71,700,876, respectively. Net unrealized depreciation for tax purposes is $18,897,630.

(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2017 Form N-Q

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS

At January 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Australia - 3.5%
Amcor, Ltd.	20,820	$ 225,795
Ansell, Ltd.	30,346	547,283
Asaleo Care, Ltd.	106,222	121,644
Computershare, Ltd.	72,968	713,319
Fairfax Media, Ltd.	720,016	464,151
Iluka Resources, Ltd.	145,209	830,354
Link Administration Holdings, Ltd.	47,610	276,944
Mirvac Group, REIT	302,734	466,075

		3,645,565

Austria - 0.8%
Lenzing AG	5,875	839,372

China - 1.5%
ANTA Sports Products, Ltd. (A)	84,000	267,360
CSPC Pharmaceutical Group, Ltd.	426,000	479,445
Haitian International Holdings, Ltd., Series B	178,000	362,094
New Oriental Education & Technology Group, Inc., ADR (B)	6,196	294,620
SINA Corp. (B)	2,343	163,354

		1,566,873

Denmark - 1.1%
Ambu A/S, B Shares (A)	5,800	247,966
Matas A/S (A)	62,500	911,852
OW Bunker A/S (A) (B) (C) (D) (E)	450,000	—	(F)

		1,159,818

Finland - 0.2%
Tikkurila OYJ (A)	10,490	213,909

France - 6.1%
Albioma SA	25,000	426,402
Elis SA	50,000	895,175
Groupe Eurotunnel SE	47,700	443,193
Lectra	45,000	873,909
Marie Brizard Wine & Spirits SA (B)	60,000	1,082,954
Rubis SCA	3,000	252,409
SPIE SA	62,500	1,416,843
Ubisoft Entertainment SA (B)	30,000	985,152

		6,376,037

Germany - 3.2%
Deutsche Beteiligungs AG	6,038	216,952
Duerr AG (A)	5,000	431,962
Hypoport AG (A) (B)	574	52,551
RIB Software AG (A)	90,000	1,149,344
windeln.de SE (A) (B) (G)	88,087	318,361
XING AG	6,250	1,221,184

		3,390,354

Hong Kong - 1.8%
Convenience Retail Asia, Ltd.	558,000	263,658
Dah Sing Banking Group, Ltd.	148,444	289,483
Johnson Electric Holdings, Ltd.	117,000	311,315
Techtronic Industries Co., Ltd.	230,000	795,479
Yue Yuen Industrial Holdings, Ltd.	57,000	208,638

		1,868,573

	Shares	Value
COMMON STOCKS (continued)
Indonesia - 0.8%
Matahari Department Store Tbk PT	357,900	$ 396,029
XL Axiata Tbk PT (B)	1,833,300	399,543

		795,572

Ireland - 8.4%
Dalata Hotel Group PLC (B)	262,500	1,215,652
DCC PLC	4,000	321,796
Glanbia PLC	35,000	591,296
Grafton Group PLC	78,021	573,198
Irish Continental Group PLC	240,000	1,222,857
Irish Residential Properties REIT PLC	800,000	1,001,776
Kingspan Group PLC	45,000	1,309,649
Origin Enterprises PLC	175,000	1,199,972
Smurfit Kappa Group PLC, Class B	50,000	1,316,990

		8,753,186

Italy - 5.6%
Anima Holding SpA (G)	212,500	1,263,959
Banca Sistema SpA (A) (G)	500,000	1,232,789
Cairo Communication SpA	50,000	193,230
Cerved Information Solutions SpA	75,000	611,672
Credito Emiliano SpA	90,000	582,930
Maire Tecnimont SpA (A)	250,000	701,675
Technogym SpA (B) (G)	50,000	249,364
Yoox Net-A-Porter Group SpA (A) (B)	40,000	998,753

		5,834,372

Japan - 22.7%
Ai Holdings Corp. (A)	44,200	850,256
AICA Kogyo Co., Ltd.	27,600	720,372
Arcs Co., Ltd.	42,800	964,336
Daibiru Corp.	92,900	843,349
Digital Garage, Inc. (A)	59,300	1,092,410
Eagle Industry Co., Ltd.	21,900	294,819
Fukushima Industries Corp.	23,500	744,066
Glory, Ltd.	24,400	762,838
Hitachi Transport System, Ltd.	39,400	807,122
JSP Corp.	26,900	624,911
Kakaku.com, Inc.	38,800	702,393
Kissei Pharmaceutical Co., Ltd.	24,700	603,117
Koito Manufacturing Co., Ltd.	14,800	783,845
Kumiai Chemical Industry Co., Ltd. (A)	24,800	145,185
Kureha Corp. (A)	17,900	760,167
Kuroda Electric Co., Ltd.	26,300	542,724
Lintec Corp.	16,100	360,043
Musashi Seimitsu Industry Co., Ltd. (A)	22,200	611,478
Nabtesco Corp.	13,000	339,306
NEC Networks & System Integration Corp.	35,500	647,055
Nihon Parkerizing Co., Ltd.	65,800	805,964
Nippon Densetsu Kogyo Co., Ltd.	57,300	943,920
Nippon Shinyaku Co., Ltd.	18,300	946,524
Nitta Corp.	34,300	932,610
Obara Group, Inc.	13,700	644,292
OBIC Business Consultants Co., Ltd.	15,900	750,571
Shinmaywa Industries, Ltd.	71,000	665,291
Sumitomo Real Estate Sales Co., Ltd.	25,500	580,870
Tokai Tokyo Financial Holdings, Inc.	175,700	978,791
TPR Co., Ltd.	26,700	762,621
Trusco Nakayama Corp.	42,700	970,403
Tsuruha Holdings, Inc., Class B	8,600	807,369
Unipres Corp.	22,100	465,840
Yushin Precision Equipment Co., Ltd.	10,100	275,511

		23,730,369

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2017 Form N-Q

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Luxembourg - 2.0%
BRAAS Monier Building Group SA	8,837	$ 240,301
Grand City Properties SA	33,000	600,790
L’Occitane International SA	363,500	716,796
Senvion SA (B)	42,000	550,416

		2,108,303

Malaysia - 0.4%
Bursa Malaysia Bhd	210,600	422,674

Netherlands - 4.7%
AMG Advanced Metallurgical Group NV	23,000	425,560
Basic-Fit NV (B) (G)	15,253	265,343
Beter Bed Holding NV	30,000	520,751
Kendrion NV	25,000	709,771
Philips Lighting NV (A) (B) (G)	10,287	264,628
SIF Holding NV (B)	75,000	1,520,071
Van Lanschot NV, CVA	57,500	1,240,183

		4,946,307

New Zealand - 0.4%
Fletcher Building, Ltd.	57,415	442,317

Philippines - 0.2%
Pilipinas Shell Petroleum Corp. (B)	112,910	178,560

Republic of Korea - 1.5%
Mando Corp.	2,336	502,539
Medy-Tox, Inc.	1,649	587,459
S-1 Corp.	7,015	507,668

		1,597,666

Singapore - 0.8%
First Resources, Ltd. (A)	276,800	379,057
UOL Group, Ltd.	96,500	436,162

		815,219

Spain - 2.0%
Applus Services SA	65,000	741,319
Naturhouse Health SAU (D)	245,000	1,293,295

		2,034,614

Sweden - 4.9%
Bravida Holding AB (A) (G)	190,000	1,256,588
Bufab AB	125,000	1,128,945
Coor Service Management Holding AB (G)	125,000	785,975
Modern Times Group MTG AB, Class B	30,000	925,335
Nordax Group AB (G)	183,000	1,056,522

		5,153,365

Switzerland - 6.8%
Ascom Holding AG (A)	60,000	1,003,486
Comet Holding AG (A) (B)	1,000	988,328
Helvetia Holding AG	2,000	1,128,796
Interroll Holding AG (A)	1,200	1,406,700
Logitech International SA	45,000	1,284,675
OC Oerlikon Corp. AG (A) (B)	75,000	848,871
u-blox Holding AG (A) (B)	2,650	477,217

		7,138,073

Taiwan - 4.5%
Aerospace Industrial Development Corp.	617,000	769,262
Chroma ATE, Inc.	366,000	959,460
CTCI Corp.	396,000	616,500
Eclat Textile Co., Ltd.	20,000	208,910

	Shares	Value
COMMON STOCKS (continued)
Taiwan (continued)
Gourmet Master Co., Ltd.	42,100	$ 368,438
King Slide Works Co., Ltd.	16,000	213,000
Merida Industry Co., Ltd.	142,220	740,909
ScinoPharm Taiwan, Ltd.	398,058	486,803
Toung Loong Textile Manufacturing	133,000	337,009

		4,700,291

Thailand - 1.0%
Bumrungrad Hospital PCL	125,400	637,506
LPN Development PCL	1,128,500	384,607

		1,022,113

United Kingdom - 14.5%
Auto Trader Group PLC (G)	157,000	790,024
Cineworld Group PLC	46,443	358,439
Cranswick PLC	7,838	228,362
Crest Nicholson Holdings PLC	80,000	509,238
Dechra Pharmaceuticals PLC	29,000	531,178
Diploma PLC	23,619	301,584
Dunelm Group PLC	60,000	513,264
Elementis PLC	130,000	438,123
Grainger PLC	135,000	404,874
Halma PLC	38,000	442,187
HomeServe PLC	63,000	473,542
IG Group Holdings PLC	50,000	335,257
Keller Group PLC	33,000	337,509
Kennedy Wilson Europe Real Estate PLC	36,000	429,330
Laird PLC	130,000	271,067
LondonMetric Property PLC, REIT	240,000	445,634
Lookers PLC	350,000	548,173
Northgate PLC	72,000	460,579
Pets at Home Group PLC	195,000	490,620
Photo-Me International PLC	330,000	639,315
Redrow PLC (A)	95,000	531,222
Restaurant Group PLC	76,871	283,342
Ricardo PLC	41,000	493,085
Safestore Holdings PLC, REIT	130,000	605,261
SDL PLC	110,000	676,678
Senior PLC	170,000	423,229
SSP Group PLC	130,000	639,277
SuperGroup PLC	32,000	603,035
Telecom Plus PLC (A)	29,000	443,621
Victrex PLC	10,340	247,146
WS Atkins PLC	22,751	418,149
Zeal Network SE	25,000	784,526

		15,096,870

United States - 0.3%
Samsonite International SA	82,200	258,152

Total Common Stocks (Cost $95,603,686)		104,088,524

RIGHT - 0.0% (H)
France - 0.0% (H)
Elis SA (A) (B)
Exercise Price EUR 13
Expiration Date 02/03/2017	50,000	51,438

Total Right (Cost $0)		51,438

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2017 Form N-Q

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 11.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.52% (I)	11,985,719	$ 11,985,719

Total Securities Lending Collateral (Cost $11,985,719)		11,985,719

	Principal	Value
REPURCHASE AGREEMENT - 0.1%
State Street Bank & Trust Co. 0.03% (I), dated 01/31/2017, to be repurchased at $136,993 on 02/01/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2019, and with a value of $141,640.	$ 136,992	136,992

Total Repurchase Agreement (Cost $136,992)		136,992

Total Investments (Cost $107,726,397) (J)		116,262,673
Net Other Assets (Liabilities) - (11.3)%		(11,829,155)

Net Assets - 100.0%		$ 104,433,518

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Machinery	6.6%	$ 7,626,541
Specialty Retail	4.8	5,597,786
Software	3.8	4,435,654
Chemicals	3.8	4,434,820
Banks	3.8	4,401,907
Construction & Engineering	3.5	4,016,447
Commercial Services & Supplies	3.4	3,970,386
Real Estate Management & Development	3.2	3,679,982
Hotels, Restaurants & Leisure	3.1	3,556,578
Trading Companies & Distributors	3.0	3,516,854
Electronic Equipment, Instruments & Components	3.0	3,511,298
Auto Components	2.9	3,421,142
Electrical Equipment	2.9	3,356,201
Capital Markets	2.8	3,217,633
Pharmaceuticals	2.6	3,047,067
Internet Software & Services	2.5	2,876,955
IT Services	2.3	2,729,728
Equity Real Estate Investment Trusts	2.2	2,518,746
Food Products	2.1	2,398,687
Building Products	1.9	2,270,322
Food & Staples Retailing	1.7	2,035,363
Media	1.7	1,941,155
Household Durables	1.6	1,835,939
Professional Services	1.4	1,652,553
Leisure Products	1.4	1,629,588

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2017 Form N-Q

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

INVESTMENTS BY INDUSTRY: (continued)

Industry (continued)	Percentage of Total Investments	Value
Containers & Packaging	1.3%	$ 1,542,785
Internet & Direct Marketing Retail	1.1	1,317,114
Technology Hardware, Storage & Peripherals	1.1	1,284,675
Textiles, Apparel & Luxury Goods	1.1	1,280,069
Road & Rail	1.1	1,267,701
Metals & Mining	1.1	1,255,914
Marine	1.0	1,222,857
Aerospace & Defense	1.0	1,192,491
Insurance	1.0	1,128,796
Beverages	0.9	1,082,954
Communications Equipment	0.9	1,003,486
Health Care Equipment & Supplies	0.7	795,249
Diversified Financial Services	0.6	664,223
Health Care Providers & Services	0.5	637,506
Biotechnology	0.5	587,459
Semiconductors & Semiconductor Equipment	0.4	477,217
Multi-Utilities	0.4	443,621
Transportation Infrastructure	0.4	443,193
Construction Materials	0.4	442,317
Independent Power & Renewable Electricity Producers	0.4	426,402
Wireless Telecommunication Services	0.3	399,543
Multiline Retail	0.3	396,029
Industrial Conglomerates	0.3	321,796
Diversified Consumer Services	0.3	294,620
Gas Utilities	0.2	252,409
Oil, Gas & Consumable Fuels	0.2	178,560
Personal Products	0.1	121,644

Investments, at Value	89.6	104,139,962
Short-Term Investments	10.4	12,122,711

Total Investments	100.0%	$ 116,262,673

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2017 Form N-Q

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (L)		Value
ASSETS
Investments
Common Stocks	$457,974	$103,630,550	$—	(F)	$104,088,524
Right	—	51,438	—		51,438
Securities Lending Collateral	11,985,719	—	—		11,985,719
Repurchase Agreement	—	136,992	—		136,992

Total Investments	$12,443,693	$103,818,980	$—	(F)	$116,262,673

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the securities are on loan. The total value of all securities on loan is $11,397,179. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing securities.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2017, value of the security is $0, representing less than 0.1% of the Fund’s net assets.
(D)	Illiquid securities. At January 31, 2017, total value of illiquid securities is $1,293,295, representing 1.2% of the Fund’s net assets.
(E)	Security is Level 3 of the fair value hierarchy.
(F)	Security deemed worthless.
(G)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the total value of 144A securities is $7,483,553, representing 7.2% of the Fund’s net assets.

(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	Rates disclosed reflect the yields at January 31, 2017.
(J)

Aggregate cost for federal income tax purposes is $107,726,397. Aggregate gross unrealized appreciation and depreciation for all securities is $26,614,467 and $18,078,191, respectively. Net unrealized appreciation for tax purposes is $8,536,276.

(K)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(L)	Level 3 securities were not considered significant to the Fund.

CURRENCY ABBREVIATION:

EUR	Euro

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
REIT	Real Estate Investment Trust

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2017 Form N-Q

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Australia - 4.8%
APN Outdoor Group, Ltd. (A)	1,314,122	$ 5,611,029
FlexiGroup, Ltd. (A)	3,945,026	6,821,552
IMF Bentham, Ltd. (A)	2,507,949	3,328,551
Pact Group Holdings, Ltd.	1,813,290	8,980,053
Senex Energy, Ltd. (A) (B) (C)	11,440,400	2,429,393
WPP Aunz, Ltd. (A)	7,724,326	6,209,618

		33,380,196

Belgium - 2.3%
Barco NV	90,770	7,881,029
D’ieteren SA	182,608	8,240,823

		16,121,852

Canada - 0.9%
Entertainment One, Ltd.	2,198,600	6,380,787

Denmark - 2.5%
NKT Holding A/S	110,974	8,562,548
Schouw & Co. AB	123,167	9,288,774

		17,851,322

Finland - 3.2%
Kesko OYJ, Class B	139,000	7,029,864
Raisio Oyj, V Shares	2,078,400	7,807,841
Ramirent OYJ	989,835	7,372,834

		22,210,539

France - 3.4%
ICADE, REIT	98,500	6,966,789
Rothschild & Co.	379,500	10,958,677
Sopra Steria Group	51,700	5,991,218

		23,916,684

Germany - 5.7%
Bertrandt AG (A)	69,309	6,899,064
DIC Asset AG	514,100	5,077,983
Gerresheimer AG	109,000	8,850,797
RHOEN-KLINIKUM AG	217,156	5,934,339
SAF-Holland SA	630,400	9,557,856
Takkt AG	151,520	3,382,541

		39,702,580

Greece - 0.2%
Motor Oil Hellas Corinth Refineries SA	124,551	1,788,222

Hong Kong - 5.3%
AMVIG Holdings, Ltd.	3,998,000	1,375,796
First Pacific Co., Ltd.	15,481,750	11,738,574
Great Eagle Holdings, Ltd.	757,200	3,443,996
Kerry Logistics Network, Ltd.	5,882,100	7,587,517
Midland Holdings, Ltd. (B)	7,473,300	1,890,507
Midland IC&I, Ltd. (B)	37,366,500	259,180
NewOcean Energy Holdings, Ltd.	9,197,120	2,492,001
Pacific Textiles Holdings, Ltd.	5,520,300	6,096,755
Shun Tak Holdings, Ltd.	7,756,000	2,680,411

		37,564,737

Ireland - 2.0%
Smurfit Kappa Group PLC, Class B	539,610	14,213,216

	Shares	Value
COMMON STOCKS (continued)
Italy - 4.6%
ASTM SpA	643,900	$ 7,305,395
Danieli & C Officine Meccaniche SpA, Class B	466,390	7,451,325
Davide Campari (C)	482,900	4,837,575
Davide Campari-Milano SpA	53,800	538,955
Prysmian SpA	458,800	11,916,304

		32,049,554

Japan - 30.6%
Aida Engineering, Ltd.	758,000	7,478,629
Air Water, Inc.	472,300	8,750,789
Chugoku Marine Paints, Ltd.	1,192,200	8,689,935
Coca-Cola East Japan Co., Ltd.	464,300	10,111,715
D.A. Consortium Holdings, Inc. (A) (B)	459,700	3,452,534
Daiichikosho Co., Ltd.	133,000	5,283,013
Denka Co., Ltd.	4,338,300	21,362,986
Dynam Japan Holdings Co., Ltd.	4,070,000	6,558,526
Eiken Chemical Co., Ltd.	170,400	4,385,638
Electric Power Development Co., Ltd.	258,200	5,998,216
Hakuhodo DY Holdings, Inc.	938,100	11,548,658
Hikari Tsushin, Inc.	159,900	14,629,059
HIS Co., Ltd. (A)	121,300	3,233,664
Kaken Pharmaceutical Co., Ltd.	151,700	7,685,094
Kintetsu World Express, Inc.	784,000	10,831,990
Kumiai Chemical Industry Co., Ltd. (A)	1,125,400	6,588,339
Matsumotokiyoshi Holdings Co., Ltd.	80,800	4,014,596
Nakanishi, Inc.	243,900	9,428,957
Rohto Pharmaceutical Co., Ltd. (A)	743,000	12,864,804
Ryohin Keikaku Co., Ltd. (A)	26,000	4,870,251
Sanwa Holdings Corp.	1,353,700	12,600,644
SKY Perfect JSAT Holdings, Inc.	1,471,100	6,618,712
Sogo Medical Co., Ltd.	105,600	3,867,293
Square Enix Holdings Co., Ltd.	270,500	7,738,154
Token Corp.	92,200	6,516,305
Wakita & Co., Ltd.	424,600	3,929,740
Welcia Holdings Co., Ltd. (A)	100,100	5,505,456

		214,543,697

Mexico - 0.2%
Credito Real SAB de CV SOFOM ER	1,076,078	1,529,993

Netherlands - 2.7%
BinckBank NV	1,041,344	5,962,389
Boskalis Westminster	112,100	4,145,263
Delta Lloyd NV	1,593,900	9,158,832

		19,266,484

New Zealand - 1.5%
Air New Zealand, Ltd.	4,555,902	7,019,597
SKY Network Television, Ltd.	1,053,500	3,586,501

		10,606,098

Norway - 0.6%
ABG Sundal Collier Holding ASA	6,269,260	3,967,670

Philippines - 0.4%
Alliance Global Group, Inc.	9,999,300	2,519,667

Republic of Korea - 2.3%
Eugene Technology Co., Ltd.	426,859	6,023,997
Interpark Holdings Corp.	839,119	3,415,397
Value Added Technologies Co., Ltd.	222,400	6,449,428

		15,888,822

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2017 Form N-Q

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Singapore - 1.1%
ARA Asset Management, Ltd.	6,261,640	$ 7,641,836

Spain - 1.9%
Cia de Distribucion Integral Logista Holdings SA	544,364	13,151,401

Sweden - 4.6%
Cloetta AB, Class B	4,111,300	13,865,550
Dios Fastigheter AB (A) (B)	937,322	4,661,374
Dios Fastigheter AB (A)	1,171,654	5,826,725
Nobina AB (D)	598,476	3,694,677
Scandic Hotels Group AB (B) (D)	442,988	3,937,570

		31,985,896

Switzerland - 1.8%
GAM Holding AG (B)	826,390	8,392,926
Swissquote Group Holding SA (A) (B)	180,976	4,425,869

		12,818,795

United Kingdom - 16.7%
Berendsen PLC	391,851	4,103,794
IG Group Holdings PLC	845,035	5,666,075
Inchcape PLC	869,000	7,843,720
Inmarsat PLC	862,900	6,600,008
Intermediate Capital Group PLC	1,146,635	9,989,077
International Personal Finance PLC	1,704,600	3,741,953
Ithaca Energy, Inc. (A) (B)	4,264,100	5,734,621
Lancashire Holdings, Ltd. (A)	744,400	6,339,798
Northgate PLC	1,722,876	11,021,111
Pendragon PLC	13,575,164	5,934,448
Rentokil Initial PLC	3,784,000	10,877,215
Savills PLC	1,123,100	10,956,722
Stock Spirits Group PLC	3,109,791	6,924,443
Thomas Cook Group PLC (A) (B)	4,154,400	4,552,048
UBM PLC	1,939,464	17,188,704

		117,473,737

Total Common Stocks (Cost $731,054,759)		696,573,785

PREFERRED STOCK - 0.7%
Germany - 0.7%
Sartorius AG
0.58% (E)	71,121	4,990,382

Total Preferred Stock (Cost $1,870,126)		4,990,382

SECURITIES LENDING COLLATERAL - 4.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.52% (E)	31,179,382	31,179,382

Total Securities Lending Collateral (Cost $31,179,382)		31,179,382

Total Investments (Cost $764,104,267) (F)		732,743,549
Net Other Assets (Liabilities) - (4.5)%		(31,321,848)

Net Assets - 100.0%		$ 701,421,701

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2017 Form N-Q

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Media	9.0%	$ 65,879,556
Capital Markets	7.8	57,004,519
Chemicals	6.2	45,392,049
Real Estate Management & Development	4.4	32,116,487
Air Freight & Logistics	4.3	31,570,908
Food Products	4.2	30,962,165
Health Care Equipment & Supplies	3.4	25,254,405
Containers & Packaging	3.4	24,569,065
Machinery	3.2	23,492,502
Beverages	3.1	22,412,688
Specialty Retail	2.8	20,563,507
Pharmaceuticals	2.8	20,549,898
Food & Staples Retailing	2.8	20,417,209
Hotels, Restaurants & Leisure	2.5	18,281,808
Distributors	2.2	16,084,543
Insurance	2.1	15,498,630
Diversified Financial Services	2.1	15,067,125
Commercial Services & Supplies	2.0	14,981,009
Road & Rail	2.0	14,715,788
Building Products	1.7	12,600,644
Oil, Gas & Consumable Fuels	1.7	12,444,237
Consumer Finance	1.6	12,093,498
Electrical Equipment	1.6	11,916,304
Trading Companies & Distributors	1.5	11,302,574
Auto Components	1.3	9,557,856
Life Sciences Tools & Services	1.2	8,850,797
Electronic Equipment, Instruments & Components	1.1	7,881,029
Software	1.1	7,738,154
Transportation Infrastructure	1.0	7,305,395
Airlines	1.0	7,019,597
Equity Real Estate Investment Trusts	0.9	6,966,789
Professional Services	0.9	6,899,064
Diversified Telecommunication Services	0.9	6,600,008
Household Durables	0.9	6,516,305
Textiles, Apparel & Luxury Goods	0.8	6,096,755
Semiconductors & Semiconductor Equipment	0.8	6,023,997
Independent Power & Renewable Electricity Producers	0.8	5,998,216
IT Services	0.8	5,991,218
Health Care Providers & Services	0.8	5,934,339
Industrial Conglomerates	0.7	5,200,078
Multiline Retail	0.7	4,870,251
Construction & Engineering	0.6	4,145,263
Internet & Direct Marketing Retail	0.5	3,415,397
Internet & Catalog Retail	0.5	3,382,541

Investments, at Value	95.7	701,564,167
Short-Term Investments	4.3	31,179,382

Total Investments	100.0%	$ 732,743,549

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2017 Form N-Q

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$7,264,614	$689,309,171	$—	$696,573,785
Preferred Stock	—	4,990,382	—	4,990,382
Securities Lending Collateral	31,179,382	—	—	31,179,382

Total Investments	$38,443,996	$694,299,553	$—	$732,743,549

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the securities are on loan. The total value of all securities on loan is $29,509,492. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing securities.
(C)

Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2017, total value of securities is $7,266,968, representing 1.0% of the Fund’s net assets.

(D)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the total value of 144A securities is $7,632,247, representing 1.1% of the Fund’s net assets.

(E)	Rates disclosed reflect the yields at January 31, 2017.
(F)

Aggregate cost for federal income tax purposes is $764,104,267. Aggregate gross unrealized appreciation and depreciation for all securities is $81,744,537 and $113,105,255, respectively. Net unrealized depreciation for tax purposes is $31,360,718.

(G)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2017 Form N-Q

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 95.2%
Banks - 13.2%
Citigroup, Inc.	2,190,000	$ 122,267,700
Huntington Bancshares, Inc., Class A	4,800,000	64,944,000
JPMorgan Chase & Co.	1,175,000	99,440,250

		286,651,950

Beverages - 2.6%
Cott Corp. (A)	5,339,616	56,599,930

Capital Markets - 3.5%
Morgan Stanley	1,800,000	76,482,000

Chemicals - 8.7%
Dow Chemical Co.	1,849,581	110,290,515
Monsanto Co.	520,000	56,321,200
Sherwin-Williams Co.	70,130	21,306,195

		187,917,910

Communications Equipment - 4.9%
Nokia OYJ, ADR	23,350,000	105,542,000

Construction Materials - 1.2%
Summit Materials, Inc., Class A (B)	1,000,000	25,100,000

Consumer Finance - 3.9%
American Express Co.	650,000	49,647,000
Synchrony Financial	1,000,000	35,820,000

		85,467,000

Diversified Telecommunication Services - 2.8%
Verizon Communications, Inc.	1,225,000	60,037,250

Electrical Equipment - 4.7%
Eaton Corp. PLC	1,443,601	102,178,079

Electronic Equipment, Instruments & Components - 0.5%
MTS Systems Corp.	196,201	11,399,278

Energy Equipment & Services - 1.8%
Baker Hughes, Inc.	635,098	40,061,982

Food Products - 6.5%
Nestle SA, ADR	1,200,000	87,864,000
Pinnacle Foods, Inc.	981,879	52,226,144

		140,090,144

Health Care Providers & Services - 2.2%
Cigna Corp.	320,000	46,790,400

Hotels, Restaurants & Leisure - 2.4%
McDonald’s Corp.	425,000	52,092,250

Household Durables - 1.1%
Whirlpool Corp.	140,000	24,484,600

Insurance - 5.6%
Athene Holding, Ltd., Class A (B)	850,000	39,890,500
Chubb, Ltd.	625,000	82,181,250

		122,071,750

Leisure Products - 0.8%
Acushnet Holdings Corp. (B) (C)	989,258	18,350,736

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services - 3.4%
Fluidigm Corp. (A) (B) (C)	1,098,376	$ 6,952,720
PerkinElmer, Inc.	659,652	35,086,890
Thermo Fisher Scientific, Inc.	205,000	31,239,950

		73,279,560

Machinery - 1.3%
Milacron Holdings Corp. (A) (B)	1,670,000	27,621,800

Multiline Retail - 4.0%
Macy’s, Inc.	1,454,697	42,971,749
Target Corp.	695,042	44,816,308

		87,788,057

Oil, Gas & Consumable Fuels - 9.6%
Hess Corp.	1,826,192	98,943,083
Occidental Petroleum Corp.	1,600,000	108,432,000

		207,375,083

Pharmaceuticals - 4.8%
Pfizer, Inc.	3,300,000	104,709,000

Semiconductors & Semiconductor Equipment - 3.5%
Intel Corp.	2,075,000	76,401,500

Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	390,000	47,326,500

Total Common Stocks (Cost $1,869,155,995)		2,065,818,759

SECURITIES LENDING COLLATERAL - 0.0% (D)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.52% (E)	74,751	74,751

Total Securities Lending Collateral (Cost $74,751)		74,751

	Principal	Value
REPURCHASE AGREEMENT - 3.7%
State Street Bank & Trust Co. 0.03% (E), dated 01/31/2017, to be repurchased at $81,389,776 on 02/01/2017. Collateralized by a U.S. Government Obligation, 1.50%, due 02/28/2019, and with a value of $83,021,326.	$ 81,389,708	81,389,708

Total Repurchase Agreement (Cost $81,389,708)		81,389,708

Total Investments (Cost $1,950,620,454) (F)		2,147,283,218
Net Other Assets (Liabilities) - 1.1%		23,909,375

Net Assets - 100.0%		$ 2,171,192,593

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2017 Form N-Q

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,065,818,759	$—	$—	$2,065,818,759
Securities Lending Collateral	74,751	—	—	74,751
Repurchase Agreement	—	81,389,708	—	81,389,708

Total Investments	$2,065,893,510	$81,389,708	$—	$2,147,283,218

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Illiquid securities. At January 31, 2017, total value of illiquid securities is $91,174,450, representing 4.2% of the Fund’s net assets.
(B)	Non-income producing securities.
(C)

All or a portion of the securities are on loan. The total value of all securities on loan is $72,894. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Rates disclosed reflect the yields at January 31, 2017.
(F)

Aggregate cost for federal income tax purposes is $1,950,620,454. Aggregate gross unrealized appreciation and depreciation for all securities is $243,204,811 and $46,542,047, respectively. Net unrealized appreciation for tax purposes is $196,662,764.

(G)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2017 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS

At January 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 108.3%
Aerospace & Defense - 1.8%
Curtiss-Wright Corp.	393	$ 38,538
General Dynamics Corp.	794	143,777
Huntington Ingalls Industries, Inc.	486	94,265
Textron, Inc.	1,160	54,949
United Technologies Corp.	220	24,127

		355,656

Air Freight & Logistics - 0.4%
FedEx Corp.	369	69,782

Airlines - 1.4%
Alaska Air Group, Inc.	1,196	112,209
Delta Air Lines, Inc.	1,486	70,199
United Continental Holdings, Inc. (A)	1,380	97,248

		279,656

Banks - 5.3%
Bank of America Corp.	15,939	360,859
Citigroup, Inc.	2,336	130,419
East West Bancorp, Inc.	1,469	75,565
KeyCorp (B)	7,294	131,073
PNC Financial Services Group, Inc.	400	48,184
Regions Financial Corp.	5,376	77,468
SunTrust Banks, Inc.	1,142	64,889
SVB Financial Group (A)	532	91,626
Wells Fargo & Co.	683	38,474

		1,018,557

Beverages - 3.5%
Constellation Brands, Inc., Class A	1,291	193,340
Molson Coors Brewing Co., Class B	2,043	197,190
PepsiCo, Inc. (B)	2,739	284,254

		674,784

Biotechnology - 2.0%
Alexion Pharmaceuticals, Inc. (A)	373	48,744
Biogen, Inc. (A)	413	114,500
BioMarin Pharmaceutical, Inc. (A)	215	18,841
Celgene Corp. (A)	822	95,475
Incyte Corp. (A)	240	29,090
Vertex Pharmaceuticals, Inc. (A)	915	78,571

		385,221

Building Products - 0.8%
Allegion PLC	484	31,784
Lennox International, Inc.	396	62,097
Masco Corp.	1,635	53,873

		147,754

Capital Markets - 4.8%
Ameriprise Financial, Inc.	394	44,234
Bank of New York Mellon Corp.	1,054	47,145
Charles Schwab Corp.	5,445	224,552
Goldman Sachs Group, Inc.	315	72,236
Intercontinental Exchange, Inc.	3,758	219,317
Morgan Stanley (B)	7,705	327,386

		934,870

Chemicals - 3.9%
Dow Chemical Co.	2,522	150,387

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
E.I. du Pont de Nemours & Co.	1,633	$ 123,292
Eastman Chemical Co. (B)	3,911	303,102
Mosaic Co.	1,939	60,826
Olin Corp.	1,728	45,291
Westlake Chemical Corp.	1,298	80,359

		763,257

Commercial Services & Supplies - 0.2%
Waste Management, Inc.	564	39,198

Containers & Packaging - 1.7%
Crown Holdings, Inc. (A)	2,527	136,888
Sealed Air Corp., Class A	1,031	50,003
WestRock Co.	2,665	142,204

		329,095

Diversified Telecommunication Services - 0.5%
SBA Communications Corp. (A)	827	87,050

Electric Utilities - 3.5%
Edison International	1,174	85,561
NextEra Energy, Inc.	1,123	138,938
PG&E Corp.	3,968	245,579
Pinnacle West Capital Corp.	1,404	108,992
Xcel Energy, Inc.	2,308	95,367

		674,437

Electrical Equipment - 1.6%
Eaton Corp. PLC	1,965	139,083
Rockwell Automation, Inc., Class B	1,172	173,444

		312,527

Electronic Equipment, Instruments & Components - 0.8%
TE Connectivity, Ltd.	2,014	149,741

Energy Equipment & Services - 0.1%
Schlumberger, Ltd.	335	28,043

Equity Real Estate Investment Trusts - 1.5%
AvalonBay Communities, Inc.	443	76,776
Brandywine Realty Trust	2,287	36,821
Prologis, Inc., Class A	2,056	100,436
SL Green Realty Corp.	451	49,145
STORE Capital Corp.	1,021	24,157

		287,335

Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	983	161,163
Kroger Co.	1,782	60,517
Walgreens Boots Alliance, Inc.	1,705	139,707

		361,387

Food Products - 2.2%
Kraft Heinz Co.	580	51,788
Mondelez International, Inc., Class A	5,326	235,835
Post Holdings, Inc. (A)	1,555	130,123

		417,746

Health Care Equipment & Supplies - 0.6%
Boston Scientific Corp. (A)	4,950	119,097

Health Care Providers & Services - 4.3%
Aetna, Inc. (B)	619	73,420
Humana, Inc., Class A (B)	2,131	423,003
UnitedHealth Group, Inc.	2,027	328,577

		825,000

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2017 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 3.3%
Carnival Corp.	760	$ 42,089
Royal Caribbean Cruises, Ltd., Class A	2,068	193,627
Starbucks Corp. (B)	5,569	307,520
Yum! Brands, Inc.	1,442	94,494

		637,730

Household Durables - 1.2%
D.R. Horton, Inc.	3,920	117,247
MDC Holdings, Inc.	1,826	49,375
PulteGroup, Inc.	1,604	34,502
Toll Brothers, Inc. (A)	1,216	38,134

		239,258

Household Products - 0.1%
Kimberly-Clark Corp.	200	24,226

Industrial Conglomerates - 1.7%
Honeywell International, Inc. (B)	2,783	329,285

Insurance - 6.0%
American International Group, Inc.	1,059	68,051
Arthur J. Gallagher & Co.	3,588	193,142
Chubb, Ltd. (B)	1,582	208,017
Hartford Financial Services Group, Inc.	4,977	242,430
Lincoln National Corp.	1,728	116,657
MetLife, Inc. (B)	5,933	322,815

		1,151,112

Internet & Catalog Retail - 0.2%
TripAdvisor, Inc. (A)	572	30,259

Internet & Direct Marketing Retail - 1.6%
Amazon.com, Inc. (A) (B)	371	305,511

Internet Software & Services - 4.4%
Alphabet, Inc., Class C (A) (B)	844	672,491
Facebook, Inc., Class A (A) (B)	1,443	188,052

		860,543

IT Services - 4.1%
Accenture PLC, Class A	1,078	122,752
Fidelity National Information Services, Inc.	2,507	199,106
First Data Corp., Class A (A)	3,998	61,329
Jack Henry & Associates, Inc.	463	41,568
Vantiv, Inc., Class A (A)	1,044	64,979
Visa, Inc., Class A	1,003	82,958
WEX, Inc. (A)	1,928	220,428

		793,120

Machinery - 2.4%
Ingersoll-Rand PLC	1,461	115,930
Snap-on, Inc.	482	87,498
Stanley Black & Decker, Inc. (B)	2,145	265,980

		469,408

Media - 6.4%
Charter Communications, Inc., Class A (A)	471	152,580
Comcast Corp., Class A	2,850	214,947
DISH Network Corp., Class A (A)	1,960	115,973
Sirius XM Holdings, Inc.	22,976	108,447
Twenty-First Century Fox, Inc., Class B (B)	7,759	240,607
Walt Disney Co. (B)	3,699	409,294

		1,241,848

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining - 0.5%
Alcoa Corp.	1,831	$ 66,740
Freeport-McMoRan, Inc. (A)	1,400	23,310

		90,050

Multi-Utilities - 2.0%
Ameren Corp.	3,644	191,857
CMS Energy Corp.	2,735	116,511
NiSource, Inc., Class B	3,536	79,100

		387,468

Multiline Retail - 0.5%
Dollar General Corp.	978	72,196
Macy’s, Inc.	674	19,910

		92,106

Oil, Gas & Consumable Fuels - 6.8%
Anadarko Petroleum Corp., Class A	1,525	106,033
Cabot Oil & Gas Corp.	995	21,373
Concho Resources, Inc. (A)	844	117,687
Diamondback Energy, Inc. (A) (B)	3,719	391,127
EOG Resources, Inc.	1,951	198,183
Pioneer Natural Resources Co. (B)	2,302	414,889
Southwestern Energy Co. (A)	1,990	17,930
TransCanada Corp.	944	44,576

		1,311,798

Pharmaceuticals - 1.5%
Allergan PLC (A)	259	56,693
Bristol-Myers Squibb Co.	1,755	86,276
Eli Lilly & Co.	1,108	85,349
Pfizer, Inc.	1,733	54,988

		283,306

Road & Rail - 5.1%
Canadian Pacific Railway, Ltd. (B)	1,832	276,889
Norfolk Southern Corp.	663	77,876
Union Pacific Corp. (B)	5,976	636,922

		991,687

Semiconductors & Semiconductor Equipment - 6.8%
Analog Devices, Inc., Class A (B)	3,642	272,931
Broadcom, Ltd. (B)	2,378	474,411
Micron Technology, Inc. (A)	1,364	32,886
NVIDIA Corp.	252	27,513
ON Semiconductor Corp. (A)	4,971	66,214
Texas Instruments, Inc. (B)	5,822	439,794

		1,313,749

Software - 3.0%
Adobe Systems, Inc. (A)	1,895	214,855
Microsoft Corp.	2,918	188,649
Mobileye NV (A)	2,521	108,302
Workday, Inc., Class A (A)	895	74,365

		586,171

Specialty Retail - 5.1%
Best Buy Co., Inc.	3,084	137,300
Home Depot, Inc.	1,499	206,232
Lowe’s Cos., Inc. (B)	5,020	366,861
O’Reilly Automotive, Inc. (A)	610	159,985
TJX Cos., Inc.	1,466	109,833

		980,211

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2017 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals - 0.1%
Western Digital Corp.	349	$ 27,826

Tobacco - 1.8%
Altria Group, Inc.	2,745	195,389
Philip Morris International, Inc.	773	74,309
Reynolds American, Inc., Class A	1,426	85,745

		355,443

Water Utilities - 0.3%
American Water Works Co., Inc.	812	59,633

Wireless Telecommunication Services - 0.6%
T-Mobile US, Inc. (A)	1,929	120,119

Total Common Stocks (Cost $18,296,154)		20,942,060

Total Investments (Cost $18,296,154) (C)		20,942,060

SECURITIES SOLD SHORT - (77.9)%
COMMON STOCKS - (77.9)%
Aerospace & Defense - (3.3)%
Arconic, Inc.	(2,016)	(45,945)
Boeing Co.	(1,840)	(300,693)
Lockheed Martin Corp.	(962)	(241,779)
Raytheon Co.	(357)	(51,465)

		(639,882)

Air Freight & Logistics - (0.5)%
CH Robinson Worldwide, Inc.	(695)	(52,862)
Expeditors International of Washington, Inc.	(893)	(46,507)

		(99,369)

Automobiles - (0.3)%
General Motors Co.	(1,637)	(59,931)

Banks - (1.7)%
Bank of Hawaii Corp.	(642)	(55,154)
Fifth Third Bancorp	(782)	(20,410)
Fulton Financial Corp.	(1,644)	(29,921)
People’s United Financial, Inc.	(2,556)	(47,925)
US Bancorp	(3,216)	(169,323)

		(322,733)

Beverages - (1.8)%
Coca-Cola Co.	(8,259)	(343,327)

Biotechnology - (1.9)%
AbbVie, Inc., Class G	(2,566)	(156,808)
Amgen, Inc.	(1,240)	(194,283)
Regeneron Pharmaceuticals, Inc., Class A	(51)	(18,324)

		(369,415)

Capital Markets - (1.8)%
BlackRock, Inc.	(51)	(19,073)
CME Group, Inc., Class A	(497)	(60,177)
Federated Investors, Inc., Class B	(822)	(21,380)
Franklin Resources, Inc.	(2,547)	(101,218)
Nasdaq, Inc.	(779)	(54,950)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Capital Markets (continued)
Northern Trust Corp.	(454)	$ (37,664)
T. Rowe Price Group, Inc.	(755)	(50,917)

		(345,379)

Chemicals - (3.1)%
CF Industries Holdings, Inc.	(915)	(32,291)
LyondellBasell Industries NV, Class A	(3,489)	(325,419)
PPG Industries, Inc.	(713)	(71,307)
Praxair, Inc.	(1,112)	(131,705)
Sherwin-Williams Co.	(137)	(41,622)

		(602,344)

Communications Equipment - (1.5)%
Cisco Systems, Inc.	(7,158)	(219,894)
Juniper Networks, Inc.	(2,361)	(63,227)

		(283,121)

Construction Materials - (0.2)%
Martin Marietta Materials, Inc.	(141)	(32,374)

Containers & Packaging - (0.7)%
AptarGroup, Inc.	(306)	(22,329)
Bemis Co., Inc.	(461)	(22,460)
Greif, Inc., Class A	(433)	(24,932)
Sonoco Products Co.	(1,320)	(72,534)

		(142,255)

Diversified Telecommunication Services - (2.7)%
AT&T, Inc.	(3,216)	(135,586)
Verizon Communications, Inc.	(8,074)	(395,707)

		(531,293)

Electric Utilities - (3.3)%
Duke Energy Corp.	(1,112)	(87,337)
Entergy Corp., Class B	(910)	(65,192)
Eversource Energy	(2,368)	(130,998)
Southern Co.	(7,229)	(357,329)

		(640,856)

Electrical Equipment - (0.3)%
Emerson Electric Co.	(1,071)	(62,825)

Electronic Equipment, Instruments & Components - (0.4)%
Amphenol Corp., Class A	(1,001)	(67,557)

Energy Equipment & Services - (0.3)%
Helmerich & Payne, Inc.	(773)	(55,007)

Equity Real Estate Investment Trusts - (2.1)%
Alexandria Real Estate Equities, Inc.	(502)	(55,632)
American Tower Corp.	(318)	(32,913)
CBL & Associates Properties, Inc.	(1,708)	(18,532)
Crown Castle International Corp.	(266)	(23,363)
Federal Realty Investment Trust	(751)	(105,463)
Healthcare Trust of America, Inc., Class A	(567)	(16,483)
Taubman Centers, Inc.	(173)	(12,255)
UDR, Inc.	(673)	(23,521)
Ventas, Inc.	(1,386)	(85,475)
Welltower, Inc.	(535)	(35,470)

		(409,107)

Food & Staples Retailing - (2.2)%
CVS Health Corp.	(1,379)	(108,679)
Sysco Corp.	(1,061)	(55,660)

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2017 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Wal-Mart Stores, Inc.	(1,264)	$ (84,359)
Whole Foods Market, Inc.	(6,002)	(181,381)

		(430,079)

Food Products - (2.3)%
Campbell Soup Co.	(1,164)	(72,436)
General Mills, Inc.	(2,454)	(153,326)
Hershey Co.	(568)	(59,907)
Kellogg Co.	(2,081)	(151,309)

		(436,978)

Gas Utilities - (0.2)%
UGI Corp.	(755)	(35,009)

Health Care Equipment & Supplies - (1.5)%
Baxter International, Inc.	(1,450)	(69,469)
CR Bard, Inc.	(381)	(90,423)
Medtronic PLC	(843)	(64,085)
Stryker Corp.	(103)	(12,724)
Varex Imaging Corp.	(198)	(5,704)
Varian Medical Systems, Inc.	(496)	(38,514)

		(280,919)

Health Care Providers & Services - (1.3)%
AmerisourceBergen Corp., Class A	(563)	(49,139)
Cardinal Health, Inc.	(1,658)	(124,284)
DaVita, Inc.	(1,274)	(81,217)

		(254,640)

Hotels, Restaurants & Leisure - (2.4)%
Aramark	(289)	(9,780)
Brinker International, Inc.	(615)	(27,368)
Cheesecake Factory, Inc.	(323)	(19,464)
Chipotle Mexican Grill, Inc., Class A	(264)	(111,260)
Darden Restaurants, Inc.	(1,162)	(85,151)
McDonald’s Corp.	(1,776)	(217,684)

		(470,707)

Household Durables - (0.2)%
Garmin, Ltd.	(652)	(31,485)

Household Products - (4.1)%
Church & Dwight Co., Inc.	(5,102)	(230,712)
Clorox Co.	(1,860)	(223,200)
Colgate-Palmolive Co.	(2,356)	(152,151)
Procter & Gamble Co.	(2,233)	(195,611)

		(801,674)

Industrial Conglomerates - (2.2)%
3M Co.	(2,138)	(373,765)
General Electric Co.	(1,518)	(45,085)

		(418,850)

Insurance - (4.6)%
Aflac, Inc.	(2,353)	(164,686)
Allstate Corp.	(969)	(72,878)
Aon PLC	(400)	(45,080)
Arch Capital Group, Ltd.	(991)	(87,555)
Assurant, Inc.	(200)	(19,426)
Axis Capital Holdings, Ltd.	(867)	(55,497)
Principal Financial Group, Inc.	(735)	(41,961)
Progressive Corp.	(89)	(3,332)
RenaissanceRe Holdings, Ltd.	(647)	(88,199)
Torchmark Corp.	(919)	(67,583)
Travelers Cos., Inc.	(1,087)	(128,027)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Insurance (continued)
Willis Towers Watson PLC	(327)	$ (40,918)
WR Berkley Corp.	(1,057)	(71,041)

		(886,183)

Internet & Direct Marketing Retail - (1.5)%
Expedia, Inc.	(369)	(44,867)
Netflix, Inc.	(1,407)	(197,979)
Priceline Group, Inc.	(26)	(40,953)

		(283,799)

Internet Software & Services - (0.4)%
GrubHub, Inc.	(374)	(15,540)
Twitter, Inc.	(3,649)	(64,295)

		(79,835)

IT Services - (1.0)%
Alliance Data Systems Corp.	(176)	(40,195)
International Business Machines Corp.	(826)	(144,153)

		(184,348)

Leisure Products - (1.0)%
Hasbro, Inc.	(943)	(77,807)
Mattel, Inc.	(4,333)	(113,568)

		(191,375)

Machinery - (1.5)%
AGCO Corp.	(1,729)	(108,581)
Donaldson Co., Inc.	(503)	(21,252)
Flowserve Corp.	(1,381)	(67,890)
Illinois Tool Works, Inc., Class A	(788)	(100,234)

		(297,957)

Media - (4.0)%
AMC Networks, Inc., Class A	(414)	(23,743)
Cinemark Holdings, Inc.	(1,411)	(59,967)
Discovery Communications, Inc., Series A	(1,547)	(43,857)
Interpublic Group of Cos., Inc.	(4,286)	(100,850)
News Corp., Class A	(7,809)	(95,973)
Omnicom Group, Inc.	(1,992)	(170,615)
Regal Entertainment Group, Class A	(4,178)	(94,673)
Scripps Networks Interactive, Inc., Class A	(2,329)	(177,377)

		(767,055)

Metals & Mining - (0.7)%
Compass Minerals International, Inc.	(1,493)	(124,815)
U.S. Steel Corp.	(588)	(19,233)

		(144,048)

Multi-Utilities - (2.5)%
Consolidated Edison, Inc.	(2,278)	(169,369)
Dominion Resources, Inc.	(2,645)	(201,761)
WEC Energy Group, Inc.	(1,821)	(107,530)

		(478,660)

Multiline Retail - (1.7)%
Kohl’s Corp.	(1,916)	(76,314)
Nordstrom, Inc.	(1,297)	(57,354)
Target Corp.	(3,094)	(199,501)

		(333,169)

Oil, Gas & Consumable Fuels - (4.1)%
Chevron Corp.	(1,937)	(215,685)
ConocoPhillips	(835)	(40,715)
Exxon Mobil Corp.	(2,898)	(243,113)

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2017 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Hess Corp.	(1,597)	$ (86,525)
Marathon Oil Corp.	(2,979)	(49,898)
Murphy Oil Corp.	(818)	(23,648)
Noble Energy, Inc.	(872)	(34,671)
Occidental Petroleum Corp.	(1,596)	(108,161)

		(802,416)

Paper & Forest Products - (0.4)%
Domtar Corp.	(1,753)	(76,589)

Pharmaceuticals - (0.9)%
Johnson & Johnson	(1,477)	(167,270)

Professional Services - (0.5)%
Equifax, Inc.	(540)	(63,331)
Nielsen Holdings PLC	(835)	(34,160)

		(97,491)

Road & Rail - (1.6)%
Heartland Express, Inc.	(7,737)	(159,382)
Knight Transportation, Inc.	(2,056)	(68,670)
Werner Enterprises, Inc.	(2,795)	(78,540)

		(306,592)

Semiconductors & Semiconductor Equipment - (3.3)%
Applied Materials, Inc., Class A	(656)	(22,468)
Intel Corp.	(6,377)	(234,801)
KLA-Tencor Corp.	(197)	(16,767)
Lam Research Corp.	(498)	(57,200)
Qorvo, Inc.	(523)	(33,582)
QUALCOMM, Inc.	(1,681)	(89,816)
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	(2,903)	(89,732)
Versum Materials, Inc.	(970)	(27,111)
Xilinx, Inc.	(1,306)	(76,009)

		(647,486)

Software - (1.1)%
Oracle Corp.	(2,740)	(109,902)
salesforce.com, Inc.	(878)	(69,450)
SAP SE, ADR	(283)	(25,897)

		(205,249)

Specialty Retail - (1.5)%
Abercrombie & Fitch Co., Class A	(3,438)	(39,915)
Ascena Retail Group, Inc.	(1,979)	(9,519)
Bed Bath & Beyond, Inc.	(4,100)	(165,435)
DSW, Inc., Class A	(1,927)	(40,775)
Gap, Inc.	(1,880)	(43,297)

		(298,941)

Technology Hardware, Storage & Peripherals - (0.5)%
Seagate Technology PLC	(2,142)	(96,711)

Textiles, Apparel & Luxury Goods - (1.4)%
Lululemon Athletica, Inc.	(711)	(48,000)
NIKE, Inc., Class B	(875)	(46,287)
Under Armour, Inc., Class C	(1,195)	(22,968)
Under Armour, Inc., Class A	(3,827)	(82,242)
VF Corp.	(1,422)	(73,205)

		(272,702)

Shares		Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Trading Companies & Distributors - (1.3)%
Fastenal Co.	(2,071)	$ (102,887)
WW Grainger, Inc.	(593)	(149,774)

		(252,661)

Water Utilities - (0.1)%
Aqua America, Inc.	(671)	(20,405)

Total Common Stocks (Proceeds $14,544,771)		(15,058,058)

Total Securities Sold Short (Proceeds $14,544,771)		(15,058,058)

Net Other Assets (Liabilities) - 69.6%		13,457,172

Net Assets - 100.0%		$ 19,341,174

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2017 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$20,942,060	$—	$—	$20,942,060

Total Investments	$20,942,060	$—	$—	$20,942,060

LIABILITIES
Securities Sold Short
Common Stocks	$(15,058,058)	$—	$—	$(15,058,058)

Total Securities Sold Short	$(15,058,058)	$—	$—	$(15,058,058)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of these securities have been segregated by the custodian as collateral for open securities sold short transactions. The total value of all securities segregated as collateral for open securities sold short transactions is $5,043,057.

(C)

Aggregate cost for federal income tax purposes is $18,296,154. Aggregate gross unrealized appreciation and depreciation for all securities is $2,714,994 and $69,088, respectively. Net unrealized appreciation for tax purposes is $2,645,906.

(D)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2017 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS

At January 31, 2017

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 83.1%
U.S. Treasury Bill
0.62% (A), 05/25/2017	$23,777,000	$23,739,123
0.64% (A), 05/18/2017	116,835,500	116,663,517
0.65% (A), 06/15/2017	95,000	94,817
0.66% (A), 06/15/2017	998,000	996,084

Total Short-Term U.S. Government Obligations (Cost $141,442,715)		141,493,541

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 11.3%
Money Market Funds - 11.3%
BlackRock Liquidity Funds T-Fund Portfolio	1,163,651	1,163,651
Dreyfus Treasury Cash Management	4,654,606	4,654,606
UBS Select Treasury Preferred	13,444,896	13,444,896

Total Short-Term Investment Companies (Cost $19,263,153)		19,263,153

Total Investments (Cost $160,705,868) (B)		160,756,694
Net Other Assets (Liabilities) - 5.6%		9,618,985

Net Assets - 100.0%		$170,375,679

OVER-THE-COUNTER SWAP AGREEMENTS: (C) (D)

Total Return Swap Agreements - Payable (E)

Reference Entity	Counterparty	Termination Date	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note Futures	BOA	03/31/2017	154,000	$5,461	$—	$5,461
10-Year Canada Government Bond Futures	BOA	03/22/2017	36,000	6,572	—	6,572
Cocoa Futures	CITI	02/03/2017	300	162,530	—	162,530
Cocoa Futures	MLI	02/28/2017	10	6,403	—	6,403
Lean Hog Futures	MLI	04/17/2017	160,000	(1,520)	—	(1,520)
Wheat Futures	CITI	02/24/2017	240,000	99	—	99
Wheat Futures	CITI	02/24/2017	50,000	(338)	—	(338)
Wheat Futures	MLI	02/24/2017	40,000	(300)	—	(300)

Total				$178,907	$—	$178,907

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2017 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued): (C) (D)

Total Return Swap Agreements - Receivable (E)

Reference Entity	Counterparty	Termination Date	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Aluminum Futures	CITI	03/13/2017	250	$7,187	$—	$7,187
BM&F Bovespa Index Futures	BOA	02/15/2017	25	21,191	—	21,191
Coffee Futures	MLI	02/10/2017	225,000	(36,450)	—	(36,450)
Cotton No. 2 Futures	MLI	02/10/2017	550,000	14,875	—	14,875
Cotton No. 2 Futures	CITI	02/10/2017	150,000	4,995	—	4,995
FTSE China A50 Index Futures	BOA	02/27/2017	64	6,455	—	6,455
German Euro Schatz Futures	BOA	03/08/2017	438,000	10,857	—	10,857
Hang Seng Index Futures	BOA	02/27/2017	100	5,550	—	5,550
Hang Seng Index Futures	GSI	02/27/2017	450	24,340	—	24,340
HSCEI China Index Futures	GSI	02/27/2017	1,650	14,603	—	14,603
KOSPI 200 Index Futures	BOA	03/09/2017	500,000	2,105	—	2,105
KOSPI 200 Index Futures	GSI	03/09/2017	9,500,000	139,509	—	139,509
MSCI Singapore Index Futures	BOA	02/28/2017	700	281	—	281
MSCI Taiwan Index Futures	GSI	02/23/2017	8,400	69,409	—	69,409
MSCI Taiwan Index Futures	BOA	02/23/2017	100	757	—	757
OMX Stockholm 30 Index Futures	BOA	02/17/2017	4,600	16,880	—	16,880
SGX CNX Nifty Index Futures	GSI	02/23/2017	30	1,426	—	1,426
Silver Futures	CITI	02/28/2017	5,000	2,117	—	2,117
Silver Futures	MLI	02/28/2017	35,000	18,655	—	18,655
Soybean Futures	CITI	02/24/2017	320,000	(55,149)	—	(55,149)
Soybean Futures	MLI	02/24/2017	75,000	(14,175)	—	(14,175)
Soybean Meal Futures	MLI	02/24/2017	2,600	34,880	—	34,880
Soybean Oil Futures	CITI	02/24/2017	960,000	(32,222)	—	(32,222)
Swiss Market Index Futures	BOA	03/17/2017	90	728	—	728

Total				$258,804	$—	$258,804

FUTURES CONTRACTS: (F)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	Short	(159)	06/19/2017	$41,474	$—
90-Day Eurodollar	Short	(163)	09/18/2017	57,882	—
90-Day Eurodollar	Short	(138)	12/18/2017	49,573	—
90-Day Eurodollar	Short	(134)	03/19/2018	46,515	—
90-Day Eurodollar	Short	(123)	06/18/2018	38,672	—
90-Day Eurodollar	Short	(111)	09/17/2018	25,862	—
90-Day Eurodollar	Short	(103)	12/17/2018	11,805	—
90-Day Sterling	Long	43	06/21/2017	—	(1,170)
90-Day Sterling	Long	29	09/20/2017	—	(1,184)
90-Day Sterling	Long	12	12/20/2017	—	(1,003)
90-Day Sterling	Long	23	03/21/2018	—	(2,532)
90-Day Sterling	Long	19	06/20/2018	—	(2,907)
90-Day Sterling	Long	15	09/19/2018	—	(2,521)
90-Day Sterling	Long	20	12/19/2018	—	(3,602)
3-Month Aluminum	Long	3	03/30/2017	9,707	—
3-Month Aluminum	Short	(3)	03/30/2017	—	(8,895)
3-Month Aluminum	Long	14	02/03/2017	29,829	—
3-Month Aluminum	Short	(14)	02/03/2017	—	(30,903)
3-Month Aluminum	Long	8	02/07/2017	17,823	—
3-Month Aluminum	Short	(8)	02/07/2017	—	(17,240)
3-Month Aluminum	Long	12	02/17/2017	36,496	—

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2017 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

FUTURES CONTRACTS (continued): (F)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
3-Month Aluminum	Short	(12)	02/17/2017	$—	$(34,573)
3-Month Aluminum	Long	1	02/21/2017	2,437	—
3-Month Aluminum	Short	(1)	02/21/2017	—	(2,267)
3-Month Aluminum	Long	3	02/22/2017	5,119	—
3-Month Aluminum	Short	(3)	02/22/2017	—	(4,861)
3-Month Aluminum	Long	1	02/28/2017	1,180	—
3-Month Aluminum	Short	(1)	02/28/2017	—	(1,201)
3-Month Aluminum	Long	4	03/01/2017	8,688	—
3-Month Aluminum	Short	(4)	03/01/2017	—	(8,797)
3-Month Aluminum	Long	5	03/02/2017	12,813	—
3-Month Aluminum	Short	(5)	03/02/2017	—	(12,073)
3-Month Aluminum	Long	12	03/06/2017	29,589	—
3-Month Aluminum	Short	(12)	03/06/2017	—	(28,794)
3-Month Aluminum	Long	1	03/07/2017	2,290	—
3-Month Aluminum	Short	(1)	03/07/2017	—	(2,258)
3-Month Aluminum	Long	3	03/08/2017	6,524	—
3-Month Aluminum	Short	(3)	03/08/2017	—	(6,773)
3-Month Aluminum	Long	1	03/13/2017	1,843	—
3-Month Aluminum	Short	(1)	03/13/2017	—	(1,780)
3-Month Aluminum	Long	6	03/14/2017	12,008	—
3-Month Aluminum	Short	(6)	03/14/2017	—	(11,768)
3-Month Aluminum	Long	2	03/23/2017	4,968	—
3-Month Aluminum	Short	(2)	03/23/2017	—	(4,781)
3-Month Aluminum	Long	1	03/28/2017	2,383	—
3-Month Aluminum	Short	(1)	03/28/2017	—	(2,587)
3-Month Aluminum	Long	1	03/29/2017	2,882	—
3-Month Aluminum	Short	(1)	03/29/2017	—	(3,064)
3-Month Aluminum	Long	2	04/04/2017	6,470	—
3-Month Aluminum	Short	(2)	04/04/2017	—	(6,438)
3-Month Aluminum	Long	2	04/05/2017	6,176	—
3-Month Aluminum	Short	(2)	04/05/2017	—	(5,832)
3-Month Aluminum	Long	1	04/12/2017	795	—
3-Month Aluminum	Short	(1)	04/12/2017	—	(1,058)
3-Month Aluminum	Long	2	04/13/2017	1,187	—
3-Month Aluminum	Short	(2)	04/13/2017	—	(1,120)
3-Month Aluminum	Long	6	04/18/2017	2,278	—
3-Month Aluminum	Short	(6)	04/18/2017	—	(2,824)
3-Month Canada Bankers’ Acceptance	Short	(105)	06/19/2017	5,930	—
3-Month Canada Bankers’ Acceptance	Short	(93)	09/18/2017	—	(5,645)
3-Month Copper	Long	2	02/03/2017	51,952	—
3-Month Copper	Short	(2)	02/03/2017	—	(52,637)
3-Month Copper	Long	1	02/07/2017	23,251	—
3-Month Copper	Short	(1)	02/07/2017	—	(23,177)
3-Month Copper	Long	2	02/14/2017	19,117	—
3-Month Copper	Short	(2)	02/14/2017	—	(18,175)
3-Month Copper	Long	3	02/16/2017	38,707	—
3-Month Copper	Short	(3)	02/16/2017	—	(38,652)
3-Month Copper	Long	3	02/17/2017	39,184	—
3-Month Copper	Short	(3)	02/17/2017	—	(41,540)
3-Month Copper	Long	3	02/21/2017	30,960	—
3-Month Copper	Short	(3)	02/21/2017	—	(32,051)
3-Month Copper	Long	1	02/28/2017	5,524	—
3-Month Copper	Short	(1)	02/28/2017	—	(5,143)
3-Month EURIBOR	Short	(7)	06/19/2017	—	(716)
3-Month EURIBOR	Short	(48)	09/18/2017	—	(2,873)
3-Month EURIBOR	Short	(62)	12/18/2017	—	(1,781)
3-Month EURIBOR	Short	(61)	03/19/2018	—	(3,560)
3-Month EURIBOR	Short	(73)	06/18/2018	190	—

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2017 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

FUTURES CONTRACTS (continued): (F)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
3-Month EURIBOR	Short	(68)	09/17/2018	$—	$(1,872)
3-Month EURIBOR	Short	(40)	12/17/2018	1,406	—
3-Month Euroswiss	Short	(16)	06/19/2017	—	(98)
3-Month Euroswiss	Short	(12)	09/18/2017	—	(255)
3-Month Euroswiss	Short	(10)	12/18/2017	—	(627)
3-Month Nickel	Long	1	03/30/2017	—	(1,035)
3-Month Nickel	Short	(1)	03/30/2017	848	—
3-Month Nickel	Long	7	02/14/2017	—	(54,371)
3-Month Nickel	Short	(7)	02/14/2017	56,204	—
3-Month Nickel	Long	1	02/16/2017	—	(8,099)
3-Month Nickel	Short	(1)	02/16/2017	8,391	—
3-Month Nickel	Long	2	02/17/2017	—	(13,881)
3-Month Nickel	Short	(2)	02/17/2017	14,074	—
3-Month Nickel	Long	1	03/13/2017	—	(8,482)
3-Month Nickel	Short	(1)	03/13/2017	8,504	—
3-Month Nickel	Long	4	03/14/2017	—	(37,273)
3-Month Nickel	Short	(4)	03/14/2017	36,063	—
3-Month Nickel	Long	2	03/23/2017	—	(8,146)
3-Month Nickel	Short	(2)	03/23/2017	7,784	—
3-Month Nickel	Long	1	04/04/2017	—	(435)
3-Month Nickel	Short	(1)	04/04/2017	709	—
3-Month Nickel	Long	1	04/06/2017	—	(1,388)
3-Month Nickel	Short	(1)	04/06/2017	1,643	—
3-Month Nickel	Long	2	04/28/2017	2,468	—
3-Month Nickel	Short	(2)	04/28/2017	—	(2,133)
3-Month Zinc	Long	7	02/28/2017	—	(3,973)
3-Month Zinc	Short	(7)	02/28/2017	6,451	—
3-Month Zinc	Long	2	03/02/2017	8,620	—
3-Month Zinc	Short	(2)	03/02/2017	—	(8,001)
3-Month Zinc	Long	4	03/06/2017	13,011	—
3-Month Zinc	Short	(4)	03/06/2017	—	(10,969)
3-Month Zinc	Long	1	03/07/2017	74	—
3-Month Zinc	Short	(1)	03/07/2017	—	(848)
3-Month Zinc	Long	1	03/13/2017	2,767	—
3-Month Zinc	Short	(1)	03/13/2017	—	(2,858)
3-Month Zinc	Long	2	03/14/2017	4,763	—
3-Month Zinc	Short	(2)	03/14/2017	—	(5,443)
3-Month Zinc	Short	(2)	03/23/2017	—	(12,667)
3-Month Zinc	Long	2	03/23/2017	12,038	—
2-Year U.S. Treasury Note	Short	(139)	03/31/2017	9,075	—
3-Year Australia Treasury Bond	Short	(243)	03/15/2017	—	(25,864)
5-Year U.S. Treasury Note	Short	(152)	03/31/2017	—	(11,885)
10-Year Australia Treasury Bond	Short	(24)	03/15/2017	—	(24,459)
10-Year Canada Government Bond	Short	(22)	03/22/2017	1,341	—
10-Year Japan Government Bond	Short	(6)	03/13/2017	3,914	—
10-Year U.S. Treasury Note	Short	(106)	03/22/2017	—	(15,047)
Aluminum	Long	60	03/13/2017	115,260	—
Aluminum	Short	(43)	03/13/2017	—	(108,982)
Amsterdam Index	Long	19	02/17/2017	—	(23,017)
Brent Crude Oil	Long	67	02/28/2017	—	(714)
CAC 40 Index	Long	47	02/17/2017	—	(50,041)
Cocoa	Short	(32)	03/16/2017	124,453	—
Copper	Long	1	03/13/2017	5,137	—
Copper	Long	41	03/29/2017	179,904	—
Corn	Long	5	03/14/2017	—	(344)
Cotton No. 2	Long	9	03/09/2017	7,537	—
DAX® Index	Long	13	03/17/2017	91,234	—
DJIA Mini Index	Long	59	03/17/2017	20,861	—

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2017 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

FUTURES CONTRACTS (continued): (F)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Euro OAT	Short	(18)	03/08/2017	$21,252	$—
EURO STOXX 50® Index	Long	118	03/17/2017	—	(11,146)
Euro-BTP Italy Government Bond	Short	(37)	03/08/2017	76,042	—
FTSE 100 Index	Long	53	03/17/2017	59,839	—
FTSE China A50 Index	Long	69	02/27/2017	6,798	—
FTSE JSE Top 40 Index	Long	24	03/16/2017	—	(4,790)
FTSE MIB Index	Long	12	03/17/2017	—	(27,932)
German Euro BOBL	Long	75	03/08/2017	—	(42,248)
German Euro Bund	Short	(9)	03/08/2017	—	(4,639)
German Euro BUXL	Short	(3)	03/08/2017	—	(2,635)
Gold 100 oz	Long	13	04/26/2017	499	—
H-Shares Index	Long	1	02/27/2017	482	—
Hang Seng Index	Long	8	02/27/2017	22,296	—
IBEX 35 Index	Long	18	02/17/2017	—	(5,457)
KOSPI 200 Index	Long	1	03/09/2017	524	—
Low Sulfur Gasoil	Long	70	03/10/2017	48,335	—
MSCI EAFE Mini Index	Long	28	03/17/2017	30,469	—
MSCI Emerging Markets Mini Index	Long	71	03/17/2017	77,735	—
MSCI Singapore Index	Long	43	02/27/2017	—	(5,737)
NASDAQ-100 E-Mini Index	Long	56	03/17/2017	222,941	—
Natural Gas	Long	27	02/24/2017	—	(40,261)
New York Harbor ULSD	Long	31	02/28/2017	—	(46,740)
Nickel	Long	17	03/13/2017	—	(159,241)
Nickel	Short	(12)	03/13/2017	54,184	—
Nikkei 225 Index	Long	12	03/09/2017	8,805	—
OMX Stockholm 30 Index	Long	72	02/17/2017	26,735	—
Palladium	Long	8	03/29/2017	4,564	—
Platinum	Long	11	04/26/2017	10,499	—
RBOB Gasoline	Long	26	02/28/2017	—	(72,920)
Russell 2000® Mini Index	Long	32	03/17/2017	—	(27,501)
S&P 500® E-Mini	Long	38	03/17/2017	43,267	—
S&P Midcap 400® E-Mini Index	Long	18	03/17/2017	—	(416)
S&P/ASX 200 Index	Long	42	03/16/2017	26,484	—
S&P/TSX 60 Index	Long	44	03/16/2017	70,798	—
SGX CNX Nifty Index	Long	48	02/23/2017	16,127	—
Silver	Long	3	03/29/2017	5,879	—
Soybean	Long	15	03/14/2017	—	(35,631)
Soybean Meal	Long	29	03/14/2017	24,138	—
Sugar No. 11	Long	23	02/28/2017	—	(76,106)
TOPIX Index	Long	23	03/09/2017	—	(10,268)
U.K. Gilt	Long	2	03/29/2017	—	(2,659)
U.S. Treasury Bond	Short	(71)	03/22/2017	—	(72,224)
WTI Crude	Long	58	02/21/2017	—	(7,302)
Zinc	Long	27	03/13/2017	67,650	—
Zinc	Short	(19)	03/13/2017	—	(36,989)

Total				$2,360,959	$(1,576,805)

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2017 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (C) (D)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	03/15/2017	AUD	22,224,000	USD	16,600,774	$236,301	$(60)
CITI	03/15/2017	BRL	14,312,000	USD	4,101,889	388,970	(292)
CITI	03/15/2017	CAD	46,523,998	USD	35,178,488	590,903	—
CITI	03/15/2017	CLP	1,496,686,000	USD	2,222,317	78,568	(60)
CITI	03/15/2017	COP	3,619,108,000	USD	1,193,458	34,660	(158)
CITI	03/15/2017	EUR	26,135,000	USD	27,851,123	415,940	—
CITI	03/15/2017	GBP	12,199,000	USD	15,322,904	102,991	(64,621)
CITI	03/15/2017	HKD	4,265,000	USD	550,312	—	(350)
CITI	03/15/2017	IDR	31,382,173,000	USD	2,298,968	41,856	(420)
CITI	03/15/2017	ILS	10,896,000	USD	2,867,135	26,523	(9)
CITI	03/15/2017	INR	218,784,000	USD	3,194,220	15,492	(3,733)
CITI	03/15/2017	JPY	1,958,210,003	USD	17,204,459	181,002	(14,899)
CITI	03/15/2017	KRW	13,505,032,000	USD	11,550,433	79,789	(4,238)
CITI	03/15/2017	MXN	52,284,000	USD	2,471,759	41,131	(21,481)
CITI	03/15/2017	NOK	132,900,000	USD	15,838,177	280,555	—
CITI	03/15/2017	NZD	76,056,000	USD	53,987,607	1,740,422	(676)
CITI	03/15/2017	PHP	77,813,000	USD	1,547,848	13,852	(146)
CITI	03/15/2017	PLN	33,059,000	USD	7,955,140	294,193	—
CITI	03/15/2017	SEK	230,929,000	USD	25,465,902	992,598	—
CITI	03/15/2017	SGD	2,172,000	USD	1,522,047	19,687	—
CITI	03/15/2017	TRY	19,999,000	USD	5,317,878	41,155	(122,944)
CITI	03/15/2017	TWD	59,074,000	USD	1,869,076	18,754	(902)
CITI	03/15/2017	USD	13,852,999	AUD	19,136,000	—	(644,529)
CITI	03/15/2017	USD	1,204,016	BRL	4,110,000	—	(85,546)
CITI	03/15/2017	USD	11,685,035	CAD	15,715,000	—	(397,247)
CITI	03/15/2017	USD	122,045	CHF	123,000	—	(2,566)
CITI	03/15/2017	USD	1,008,708	CLP	682,085,000	—	(39,846)
CITI	03/15/2017	USD	241,263	COP	749,036,000	—	(12,884)
CITI	03/15/2017	USD	67,836,470	EUR	63,368,631	—	(701,706)
CITI	03/15/2017	USD	21,486,396	GBP	17,124,000	29,289	(105,844)
CITI	03/15/2017	USD	582,683	HKD	4,516,000	376	(20)
CITI	03/15/2017	USD	527,465	IDR	7,182,384,000	—	(8,178)
CITI	03/15/2017	USD	1,948,849	ILS	7,437,999	—	(26,460)
CITI	03/15/2017	USD	2,202,644	INR	151,483,000	31	(17,160)
CITI	03/15/2017	USD	26,041,011	JPY	2,980,679,000	10,268	(409,769)
CITI	03/15/2017	USD	10,998,608	KRW	12,903,168,999	2,906	(112,159)
CITI	03/15/2017	USD	5,548,239	MXN	116,453,000	9,344	(10,259)
CITI	03/15/2017	USD	8,816,712	NOK	76,147,000	—	(418,753)
CITI	03/15/2017	USD	27,978,627	NZD	39,814,000	—	(1,193,679)
CITI	03/15/2017	USD	2,303,982	PHP	115,915,000	—	(22,204)
CITI	03/15/2017	USD	6,026,192	PLN	25,303,000	—	(287,758)
CITI	03/15/2017	USD	23,719,563	SEK	215,845,000	—	(1,010,700)
CITI	03/15/2017	USD	1,808,274	SGD	2,577,000	—	(20,936)
CITI	03/15/2017	USD	10,061,726	TRY	35,508,000	765,111	—
CITI	03/15/2017	USD	319,846	TWD	10,282,000	—	(8,579)
CITI	03/15/2017	USD	2,398,928	ZAR	32,744,000	5,110	(17,132)
CITI	03/15/2017	ZAR	102,010,000	USD	7,275,918	235,110	—
CITI	03/16/2017	HUF	1,535,505,000	USD	5,241,729	112,551	—
CITI	03/16/2017	USD	4,144,823	HUF	1,218,051,000	—	(102,501)

Total						$6,805,438	$(5,891,404)

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2017 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Short-Term U.S. Government Obligations	$—	$141,493,541	$—	$141,493,541
Short-Term Investment Companies	19,263,153	—	—	19,263,153

Total Investments	$19,263,153	$141,493,541	$—	$160,756,694

Other Financial Instruments
Over-the-Counter Total Return Swap Agreements	$—	$577,865	$—	$577,865
Futures Contracts (H)	2,360,959	—	—	2,360,959
Forward Foreign Currency Contracts (H)	—	6,805,438	—	6,805,438

Total Other Financial Instruments	$2,360,959	$7,383,303	$—	$9,744,262

LIABILITIES
Other Financial Instruments
Over-the-Counter Total Return Swap Agreements	$—	$(140,154)	$—	$(140,154)
Futures Contracts (H)	(1,576,805)	—	—	(1,576,805)
Forward Foreign Currency Contracts (H)	—	(5,891,404)	—	(5,891,404)

Total Other Financial Instruments	$(1,576,805)	$(6,031,558)	$—	$(7,608,363)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rates disclosed reflect the yields at January 31, 2017.
(B)	Aggregate cost for federal income tax purposes is $160,705,868. Aggregate gross unrealized appreciation for all securities is $50,826.
(C)	Cash in the amount of $5,731,135 has been segregated by the custodian as collateral for open over-the-counter swap agreements and/or forward foreign currency contracts.
(D)	Cash in the amount of $1,970,885 has been segregated by the broker as collateral for open over-the-counter swap agreements and/or forward foreign currency contracts.
(E)

At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return and would receive payment in the event of a negative total return.

(F)	Cash in the amount of $6,134,614 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(G)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(H)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2017 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

CURRENCY ABBREVIATIONS:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Columbian Peso
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish New Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand
COUNTERPARTY ABBREVIATIONS:
BOA	Bank of America, N.A.
CITI	Citibank N.A.
GSI	Goldman Sachs International
MLI	Merrill Lynch International
PORTFOLIO ABBREVIATIONS:
ASX	Australian Securities Exchange
BM&F Bovespa	Bolsa de Valores, Mercadorias & Futuros de Sao Paulo (Brazilian Stock Exchange Index)
BOBL	Bundesobligationen (German Federal Government Securities)
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
BUXL	Bundesanleihen (German Long-Term Debt)
CAC	Cotation Assistée en Continu (French Stock Market Index)
CNX Nifty	CRISIL NSE Index (National Stock Exchange of India’s Benchmark Index)
DAX	Deutscher Aktienindex (Frankfurt Stock Index)
DJIA	Dow Jones Industrial Average
EAFE	Europe, Australasia and Far East
EURIBOR	Euro Interbank Offer Rate
FTSE	Financial Times Stock Exchange
HSCEI	Hang Seng China Enterprises Index
IBEX	Índice Bursatil Español (Bolsa de Madrid Stock Market Index)
JSE	Johannesburg Stock Exchange
KOSPI	Korean Composite Stock Price Index
MIB	Milano Italia Borsa (FTSE MIB is the primary benchmark index for the Italian equity markets)
NASDAQ	National Association of Securities Dealers Automated Quotations
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
OMX	Norwegian Stockholm Stock Exchange
RBOB	Reformulated Blendstock for Oxygenate Blending
Schatz	Bundesschatzanweisungen (German Federal Government 2-Year Securities)
SGX	Singapore Exchange
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange
ULSD	Ultra-Low Sulfur Diesel
WTI	West Texas Intermediate

The notes are an integral part of this report. Transamerica Funds	Page 8	January 31, 2017 Form N-Q

Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS

At January 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 99.1%
Aerospace & Defense - 3.2%
Spirit Aerosystems Holdings, Inc., Class A	84,914	$ 5,099,086

Airlines - 2.8%
JetBlue Airways Corp. (A)	231,175	4,533,342

Auto Components - 2.4%
Delphi Automotive PLC, Class A	54,867	3,843,982

Banks - 6.2%
CIT Group, Inc.	161,375	6,647,036
FNB Corp.	222,207	3,319,773

		9,966,809

Biotechnology - 3.5%
BioMarin Pharmaceutical, Inc. (A)	64,436	5,646,527

Chemicals - 4.2%
Eastman Chemical Co.	51,779	4,012,872
Olin Corp.	106,385	2,788,351

		6,801,223

Communications Equipment - 1.9%
Motorola Solutions, Inc.	37,777	3,048,982

Construction Materials - 2.0%
Eagle Materials, Inc.	31,655	3,310,480

Consumer Finance - 6.2%
Ally Financial, Inc.	259,626	5,483,301
Discover Financial Services	66,246	4,589,523

		10,072,824

Diversified Telecommunication Services - 3.5%
Level 3 Communications, Inc. (A)	95,567	5,682,414

Energy Equipment & Services - 1.9%
Weatherford International PLC (A) (B)	590,709	3,077,594

Food Products - 2.0%
TreeHouse Foods, Inc. (A)	43,327	3,287,653

Health Care Equipment & Supplies - 3.5%
Align Technology, Inc. (A)	25,877	2,372,662
Boston Scientific Corp. (A)	134,076	3,225,869

		5,598,531

Health Care Providers & Services - 8.2%
Cardinal Health, Inc.	54,019	4,049,264
Laboratory Corp. of America Holdings (A)	35,846	4,810,892
Universal Health Services, Inc., Class B	39,030	4,395,949

		13,256,105

Hotels, Restaurants & Leisure - 3.3%
Wyndham Worldwide Corp.	66,461	5,254,407

Household Durables - 1.6%
Whirlpool Corp.	15,249	2,666,897

Internet Software & Services - 3.2%
IAC/InterActiveCorp (A)	75,425	5,189,994

IT Services - 2.4%
Sabre Corp.	156,136	3,825,332

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services - 1.6%
Bio-Techne Corp.	26,063	$ 2,651,910

Machinery - 2.2%
Ingersoll-Rand PLC	44,864	3,559,958

Media - 2.5%
Cinemark Holdings, Inc.	95,304	4,050,420

Oil, Gas & Consumable Fuels - 4.3%
Cheniere Energy, Inc. (A)	98,232	4,680,755
Rice Energy, Inc. (A)	112,911	2,239,025

		6,919,780

Pharmaceuticals - 3.5%
Mylan NV (A)	150,235	5,716,442

Road & Rail - 2.2%
Ryder System, Inc., Class A	44,954	3,488,430

Semiconductors & Semiconductor Equipment - 9.4%
Micron Technology, Inc. (A)	220,582	5,318,232
NXP Semiconductors NV (A)	54,963	5,378,129
Skyworks Solutions, Inc.	48,642	4,462,417

		15,158,778

Software - 4.0%
Fortinet, Inc. (A)	103,423	3,439,849
Workday, Inc., Class A (A) (B)	36,294	3,015,668

		6,455,517

Specialty Retail - 3.7%
Signet Jewelers, Ltd.	49,092	3,812,976
Williams-Sonoma, Inc., Class A (B)	46,136	2,224,216

		6,037,192

Trading Companies & Distributors - 3.7%
Air Lease Corp., Class A	165,268	6,012,450

Total Common Stocks (Cost $140,670,368)		160,213,059

SECURITIES LENDING COLLATERAL - 4.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.52% (C)	7,644,413	7,644,413

Total Securities Lending Collateral (Cost $7,644,413)		7,644,413

	Principal	Value
REPURCHASE AGREEMENT - 1.3%
State Street Bank & Trust Co. 0.03% (C), dated 01/31/2017, to be repurchased at $2,106,157 on 02/01/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2019, and with a value of $2,150,827.	$ 2,106,155	2,106,155

Total Repurchase Agreement (Cost $2,106,155)		2,106,155

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2017 Form N-Q

Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

Value
Total Investments (Cost $150,420,936) (D)	$ 169,963,627
Net Other Assets (Liabilities) - (5.1)%	(8,287,141)

Net Assets - 100.0%	$ 161,676,486

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$160,213,059	$—	$—	$160,213,059
Securities Lending Collateral	7,644,413	—	—	7,644,413
Repurchase Agreement	—	2,106,155	—	2,106,155

Total Investments	$167,857,472	$2,106,155	$—	$169,963,627

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $7,406,510. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rates disclosed reflect the yields at January 31, 2017.
(D)

Aggregate cost for federal income tax purposes is $150,420,936. Aggregate gross unrealized appreciation and depreciation for all securities is $22,614,931 and $3,072,240, respectively. Net unrealized appreciation for tax purposes is $19,542,691.

(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2017 Form N-Q

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 97.9%
Auto Components - 0.9%
BorgWarner, Inc.	60,543	$ 2,471,971

Banks - 8.1%
Citizens Financial Group, Inc.	91,062	3,293,713
Fifth Third Bancorp	142,128	3,709,541
First Republic Bank, Class A	30,117	2,840,937
Huntington Bancshares, Inc., Class A	159,017	2,151,500
M&T Bank Corp.	30,450	4,950,256
SunTrust Banks, Inc.	67,553	3,838,361
Zions Bancorporation	28,215	1,190,391

		21,974,699

Beverages - 2.1%
Constellation Brands, Inc., Class A	15,414	2,308,401
Dr Pepper Snapple Group, Inc.	36,063	3,288,945

		5,597,346

Building Products - 0.9%
Fortune Brands Home & Security, Inc.	43,654	2,406,645

Capital Markets - 4.5%
Ameriprise Financial, Inc.	15,748	1,768,028
Invesco, Ltd.	86,854	2,511,817
Northern Trust Corp.	34,077	2,827,028
Raymond James Financial, Inc.	33,885	2,539,003
T. Rowe Price Group, Inc.	40,754	2,748,450

		12,394,326

Chemicals - 0.7%
Sherwin-Williams Co.	6,234	1,893,952

Communications Equipment - 0.9%
CommScope Holding Co., Inc. (A)	64,312	2,432,280

Consumer Finance - 0.8%
Ally Financial, Inc.	105,013	2,217,875

Containers & Packaging - 3.8%
Ball Corp.	45,091	3,438,640
Silgan Holdings, Inc.	47,514	2,780,044
WestRock Co.	75,170	4,011,071

		10,229,755

Distributors - 0.8%
Genuine Parts Co.	22,099	2,139,404

Electric Utilities - 3.0%
Edison International	49,493	3,607,050
Westar Energy, Inc., Class A	12,641	691,336
Xcel Energy, Inc.	91,663	3,787,515

		8,085,901

Electrical Equipment - 2.7%
AMETEK, Inc., Class A	60,277	3,080,155
Hubbell, Inc., Class B	23,108	2,821,025
Regal Beloit Corp.	19,651	1,426,662

		7,327,842

Electronic Equipment, Instruments & Components - 4.5%
Amphenol Corp., Class A	43,955	2,966,523
Arrow Electronics, Inc. (A)	50,436	3,708,055

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
CDW Corp.	53,073	$ 2,733,790
Keysight Technologies, Inc. (A)	74,845	2,774,504

		12,182,872

Equity Real Estate Investment Trusts - 10.0%
American Campus Communities, Inc.	28,148	1,368,556
American Homes 4 Rent, Class A	54,050	1,204,234
AvalonBay Communities, Inc.	14,903	2,582,839
Boston Properties, Inc.	19,503	2,552,943
Brixmor Property Group, Inc.	89,993	2,171,531
Essex Property Trust, Inc.	6,300	1,413,090
GGP, Inc.	47,450	1,178,658
HCP, Inc.	17,273	523,717
Kimco Realty Corp.	100,958	2,512,845
Outfront Media, Inc.	70,429	1,931,867
Park Hotels & Resorts, Inc.	26,040	706,726
Rayonier, Inc.	64,435	1,797,092
Regency Centers Corp.	24,326	1,696,252
Vornado Realty Trust, Class A	29,404	3,125,939
Weyerhaeuser Co.	57,860	1,812,754
WP Carey, Inc.	12,100	749,474

		27,328,517

Food & Staples Retailing - 1.3%
Kroger Co.	104,472	3,547,869

Food Products - 0.7%
TreeHouse Foods, Inc. (A) (B)	25,984	1,971,666

Gas Utilities - 1.0%
National Fuel Gas Co.	48,134	2,702,724

Health Care Providers & Services - 4.6%
AmerisourceBergen Corp., Class A	29,548	2,578,949
Cigna Corp.	17,291	2,528,290
Henry Schein, Inc. (A)	15,525	2,481,827
Humana, Inc., Class A	14,953	2,968,170
Universal Health Services, Inc., Class B	17,320	1,950,752

		12,507,988

Hotels, Restaurants & Leisure - 1.4%
Hilton Grand Vacations, Inc. (A)	13,020	381,877
Hilton Worldwide Holdings, Inc.	43,400	2,498,972
Marriott International, Inc., Class A	10,206	863,427

		3,744,276

Household Durables - 3.2%
Mohawk Industries, Inc. (A)	23,723	5,120,372
Newell Brands, Inc.	77,924	3,688,143

		8,808,515

Household Products - 0.5%
Energizer Holdings, Inc.	25,521	1,288,045

Industrial Conglomerates - 1.1%
Carlisle Cos., Inc.	27,501	3,000,634

Insurance - 8.4%
Alleghany Corp. (A)	2,808	1,717,289
Chubb, Ltd.	10,476	1,377,489
Hartford Financial Services Group, Inc.	74,091	3,608,973
Loews Corp.	112,039	5,218,777
Marsh & McLennan Cos., Inc.	45,373	3,086,271
Progressive Corp.	38,060	1,424,966
Unum Group	46,962	2,133,484

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2017 Form N-Q

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
WR Berkley Corp.	17,950	$ 1,206,419
XL Group, Ltd.	83,974	3,154,903

		22,928,571

Internet & Direct Marketing Retail - 1.4%
Expedia, Inc.	31,924	3,881,639

Internet Software & Services - 0.3%
Match Group, Inc. (A) (B)	54,870	953,092

IT Services - 1.3%
Jack Henry & Associates, Inc.	38,893	3,491,814

Machinery - 3.0%
IDEX Corp.	33,050	2,979,788
Rexnord Corp. (A)	69,162	1,527,788
Snap-on, Inc.	19,660	3,568,880

		8,076,456

Media - 2.3%
CBS Corp., Class B	34,482	2,223,744
DISH Network Corp., Class A (A)	50,505	2,988,381
TEGNA, Inc.	48,442	1,109,806

		6,321,931

Multi-Utilities - 4.7%
CenterPoint Energy, Inc.	84,316	2,209,922
CMS Energy Corp.	85,508	3,642,641
Sempra Energy	32,440	3,321,531
WEC Energy Group, Inc.	60,713	3,585,103

		12,759,197

Multiline Retail - 1.8%
Kohl’s Corp.	66,499	2,648,655
Nordstrom, Inc. (B)	48,725	2,154,620

		4,803,275

Oil, Gas & Consumable Fuels - 6.0%
Energen Corp. (A)	106,396	5,733,680
EQT Corp.	84,991	5,153,004
PBF Energy, Inc., Class A	90,672	2,102,684
Southwestern Energy Co. (A)	115,243	1,038,339
Williams Cos., Inc.	82,159	2,369,466

		16,397,173

Personal Products - 1.7%
Coty, Inc., Class A	124,437	2,389,190
Edgewell Personal Care Co. (A)	30,184	2,379,707

		4,768,897

Real Estate Management & Development - 0.4%
CBRE Group, Inc., Class A (A)	39,938	1,212,518

Semiconductors & Semiconductor Equipment - 1.2%
Analog Devices, Inc., Class A	24,262	1,818,195
KLA-Tencor Corp.	18,538	1,577,769

		3,395,964

Software - 1.4%
Synopsys, Inc. (A)	62,621	3,938,235

Specialty Retail - 4.0%
AutoZone, Inc. (A)	3,353	2,430,858
Bed Bath & Beyond, Inc.	47,734	1,926,067
Best Buy Co., Inc.	45,028	2,004,646

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
Gap, Inc., Class A	82,774	$ 1,906,285
Tiffany & Co. (B)	35,162	2,767,953

		11,035,809

Textiles, Apparel & Luxury Goods - 1.5%
PVH Corp.	25,783	2,418,703
Ralph Lauren Corp., Class A	17,854	1,578,829

		3,997,532

Trading Companies & Distributors - 1.0%
MSC Industrial Direct Co., Inc., Class A	27,390	2,797,889

Total Common Stocks (Cost $181,445,256)		267,015,094

SECURITIES LENDING COLLATERAL - 2.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.52% (C)	6,720,393	6,720,393

Total Securities Lending Collateral (Cost $6,720,393)		6,720,393

	Principal	Value
REPURCHASE AGREEMENT - 1.4%
State Street Bank & Trust Co. 0.03% (C), dated 01/31/2017, to be repurchased at $3,888,598 on 02/01/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2019, and with a value of $3,971,161.	$ 3,888,594	3,888,594
Total Repurchase Agreement (Cost $3,888,594)		3,888,594
Total Investments (Cost $192,054,243) (D)		277,624,081
Net Other Assets (Liabilities) - (1.8)%		(4,858,284)

Net Assets - 100.0%		$ 272,765,797

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2017 Form N-Q

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

SECURITY VALUATION:
Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$267,015,094	$—	$—	$267,015,094
Securities Lending Collateral	6,720,393	—	—	6,720,393
Repurchase Agreement	—	3,888,594	—	3,888,594

Total Investments	$273,735,487	$3,888,594	$—	$277,624,081

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $6,573,319. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rates disclosed reflect the yields at January 31, 2017.
(D)

Aggregate cost for federal income tax purposes is $192,054,243. Aggregate gross unrealized appreciation and depreciation for all securities is $91,640,177 and $6,070,339, respectively. Net unrealized appreciation for tax purposes is $85,569,838.

(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2017 Form N-Q

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS

At January 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 92.9%
Airlines - 3.3%
Alaska Air Group, Inc.	174,200	$ 16,343,444
JetBlue Airways Corp. (A)	560,600	10,993,366

		27,336,810

Banks - 1.9%
CIT Group, Inc.	393,100	16,191,789

Biotechnology - 1.8%
United Therapeutics Corp. (A)	91,100	14,906,693

Communications Equipment - 1.9%
ARRIS International PLC (A)	417,500	11,932,150
EchoStar Corp., Class A (A)	81,700	4,160,981

		16,093,131

Diversified Consumer Services - 1.5%
H&R Block, Inc.	580,000	12,446,800

Diversified Financial Services - 0.5%
Leucadia National Corp.	176,600	4,211,910

Electric Utilities - 8.7%
Alliant Energy Corp.	334,600	12,597,690
FirstEnergy Corp.	842,200	25,535,504
PPL Corp.	656,650	22,877,686
Xcel Energy, Inc.	280,800	11,602,656

		72,613,536

Electronic Equipment, Instruments & Components - 1.5%
Avnet, Inc.	268,694	12,478,149

Energy Equipment & Services - 1.0%
Transocean, Ltd. (A)	588,500	8,221,345

Equity Real Estate Investment Trusts - 4.0%
Communications Sales & Leasing, Inc.	546,800	14,369,904
Crown Castle International Corp.	167,400	14,702,742
Gaming and Leisure Properties, Inc.	131,900	4,171,997

		33,244,643

Food & Staples Retailing - 3.5%
Casey’s General Stores, Inc.	111,400	12,799,860
Whole Foods Market, Inc.	551,110	16,654,544

		29,454,404

Food Products - 1.5%
Kellogg Co.	170,700	12,411,597

Health Care Equipment & Supplies - 2.2%
DENTSPLY SIRONA, Inc.	330,534	18,741,278

Health Care Providers & Services - 7.8%
AmerisourceBergen Corp., Class A	241,803	21,104,566
Cardinal Health, Inc.	250,300	18,762,488
Laboratory Corp. of America Holdings (A)	84,900	11,394,429
MEDNAX, Inc. (A)	210,200	14,367,170

		65,628,653

Independent Power & Renewable Electricity Producers - 1.5%
AES Corp.	1,081,000	12,366,640

	Shares	Value
COMMON STOCKS (continued)
Insurance - 13.2%
Alleghany Corp. (A)	26,300	$ 16,084,291
Allstate Corp.	136,800	10,288,728
Fairfax Financial Holdings, Ltd. (B)	24,600	11,520,795
FNF Group	584,724	20,675,841
Loews Corp.	244,900	11,407,442
Markel Corp. (A)	5,000	4,625,000
Progressive Corp.	495,300	18,544,032
Willis Towers Watson PLC	138,419	17,320,369

		110,466,498

Internet & Direct Marketing Retail - 2.0%
Liberty Expedia Holdings, Inc., Class A (A)	250,760	11,035,947
Liberty Ventures, Series A (A)	138,540	6,047,271

		17,083,218

IT Services - 2.3%
Amdocs, Ltd.	190,200	11,166,642
Western Union Co.	428,700	8,393,946

		19,560,588

Life Sciences Tools & Services - 0.9%
Bio-Rad Laboratories, Inc., Class A (A)	41,700	7,926,336

Media - 9.4%
AMC Networks, Inc., Class A (A)	343,500	19,699,725
Discovery Communications, Inc., Class C (A)	417,400	11,566,154
DISH Network Corp., Class A (A)	66,600	3,940,722
Liberty Media Corp. - Liberty Braves, Class C (A)	98,923	1,976,482
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	410,000	14,714,900
Madison Square Garden Co., Class A (A)	61,166	10,745,031
MSG Networks, Inc., Class A (A)	177,200	4,111,040
News Corp., Class A	966,100	11,873,369

		78,627,423

Mortgage Real Estate Investment Trusts - 2.7%
Annaly Capital Management, Inc.	2,175,945	22,238,158

Multi-Utilities - 3.3%
CMS Energy Corp.	166,700	7,101,420
SCANA Corp.	157,900	10,847,730
WEC Energy Group, Inc.	165,400	9,766,870

		27,716,020

Oil, Gas & Consumable Fuels - 3.2%
Antero Resources Corp. (A)	422,900	10,322,989
Marathon Petroleum Corp.	79,600	3,824,780
Range Resources Corp.	255,000	8,246,700
Valero Energy Corp.	67,800	4,458,528

		26,852,997

Real Estate Management & Development - 1.0%
CBRE Group, Inc., Class A (A)	277,500	8,424,900

Semiconductors & Semiconductor Equipment - 2.3%
First Solar, Inc. (A) (B)	286,700	8,942,173
KLA-Tencor Corp.	71,400	6,076,854
Lam Research Corp.	35,200	4,043,072

		19,062,099

Software - 3.5%
CA, Inc.	132,800	4,152,656
Citrix Systems, Inc. (A)	46,010	4,195,652

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2017 Form N-Q

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Software - (continued)
Dell Technologies, Inc., Class V (A)	250,800	$ 15,797,892
Synopsys, Inc. (A)	89,100	5,603,499

		29,749,699

Specialty Retail - 1.0%
Bed Bath & Beyond, Inc.	212,102	8,558,316

Technology Hardware, Storage & Peripherals - 2.7%
NetApp, Inc.	355,100	13,607,432
Western Digital Corp.	114,700	9,145,031

		22,752,463

Textiles, Apparel & Luxury Goods - 2.3%
Fossil Group, Inc. (A)	328,600	8,402,302
Michael Kors Holdings, Ltd. (A)	247,200	10,582,632

		18,984,934

Trading Companies & Distributors - 0.5%
AerCap Holdings NV (A)	94,800	4,196,796

Total Common Stocks (Cost $695,083,368)		778,547,823

SECURITIES LENDING COLLATERAL - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.52% (C)	5,502,697	5,502,697

Total Securities Lending Collateral (Cost $5,502,697)		5,502,697

	Principal	Value
REPURCHASE AGREEMENT - 7.5%
State Street Bank & Trust Co. 0.03% (C), dated 01/31/2017, to be repurchased at $62,701,503 on 02/01/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2019, and with a value of $63,958,257.	$ 62,701,451	62,701,451

Total Repurchase Agreement (Cost $62,701,451)		62,701,451

Total Investments (Cost $763,287,516) (D)		846,751,971
Net Other Assets (Liabilities) - (1.1)%		(8,896,410)

Net Assets - 100.0%		$ 837,855,561

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2017 Form N-Q

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$778,547,823	$—	$—	$778,547,823
Securities Lending Collateral	5,502,697	—	—	5,502,697
Repurchase Agreement	—	62,701,451	—	62,701,451

Total Investments	$784,050,520	$62,701,451	$—	$846,751,971

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $5,386,622. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rates disclosed reflect the yields at January 31, 2017.
(D)

Aggregate cost for federal income tax purposes is $763,287,516. Aggregate gross unrealized appreciation and depreciation for all securities is $93,619,879 and $10,155,424, respectively. Net unrealized appreciation for tax purposes is $83,464,455.

(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2017 Form N-Q

Transamerica MLP & Energy Income

SCHEDULE OF INVESTMENTS

At January 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 44.8%
Equity Real Estate Investment Trusts - 2.0%
InfraREIT, Inc.	504,411	$ 8,312,693

Independent Power & Renewable Electricity Producers - 2.4%
NRG Yield, Inc., Class A	616,314	10,015,103

Oil, Gas & Consumable Fuels - 37.2%
Cheniere Energy Partners, LP Holdings LLC	286,420	6,544,697
Cheniere Energy, Inc. (A)	37,100	1,767,815
Enbridge Energy Management LLC (A) (B)	740,105	13,943,578
Enbridge, Inc. (B)	430,151	18,324,433
EnLink Midstream LLC (B)	171,200	2,970,320
GasLog, Ltd. (B)	252,000	4,208,400
Kinder Morgan, Inc.	267,200	5,969,248
ONEOK, Inc.	432,875	23,855,741
Plains GP Holdings, LP, Class A	579,813	18,814,932
SemGroup Corp., Class A	134,631	5,344,851
Spectra Energy Corp.	246,950	10,285,468
Targa Resources Corp.	292,850	16,874,017
TransCanada Corp.	399,125	18,846,682
Williams Cos., Inc.	234,100	6,751,444

		154,501,626

Transportation Infrastructure - 3.2%
Macquarie Infrastructure Corp.	177,061	13,277,804

Total Common Stocks (Cost $170,314,941)		186,107,226

CONVERTIBLE PREFERRED STOCK - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Anadarko Petroleum Corp.
7.50% (B)	177,080	7,683,501

Total Convertible Preferred Stock (Cost $8,083,457)		7,683,501

MASTER LIMITED PARTNERSHIPS - 44.5%
Independent Power & Renewable Electricity Producers - 1.3%
NextEra Energy Partners, LP	170,000	5,360,100

Oil, Gas & Consumable Fuels - 43.2%
Buckeye Partners, LP	71,500	4,984,265
DCP Midstream, LP	126,500	4,917,055
Dominion Midstream Partners, LP	32,134	1,021,861
Dynagas LNG Partners, LP	330,800	5,431,736
Energy Transfer Equity, LP	204,600	3,672,570
Energy Transfer Partners, LP, Class B	200,000	7,630,000
Enterprise Products Partners, LP	342,611	9,706,170
EQT GP Holdings, LP	112,600	3,102,130
EQT Midstream Partners, LP	91,300	7,145,138
GasLog Partners, LP	442,510	10,133,479
Global Partners, LP	72,390	1,458,658
Golar LNG Partners, LP	424,356	10,515,542
Hoegh LNG Partners, LP	503,240	9,838,342
KNOT Offshore Partners, LP	303,702	6,620,704
Magellan Midstream Partners, LP	65,200	5,217,956
MPLX, LP	219,181	8,296,001
Noble Midstream Partners, LP (A)	37,000	1,606,540
ONEOK Partners, LP	100,200	4,322,628
PBF Logistics, LP	89,180	1,756,846
Phillips 66 Partners, LP	119,700	6,723,549
Shell Midstream Partners, LP	239,305	7,770,233

	Shares	Value
MASTER LIMITED PARTNERSHIPS (continued)
Oil, Gas & Consumable Fuels (continued)
Sunoco Logistics Partners, LP	355,064	$ 9,061,233
Tallgrass Energy GP, LP	922,397	24,877,047
Tesoro Logistics, LP	56,400	3,264,432
VTTI Energy Partners, LP	597,326	11,050,531
Western Gas Partners, LP	152,900	9,385,002

		179,509,648

Total Master Limited Partnerships (Cost $162,554,595)		184,869,748

	Principal	Value
CORPORATE DEBT SECURITIES - 3.7%
Oil, Gas & Consumable Fuels - 3.7%
Canbriam Energy, Inc.
9.75%, 11/15/2019 (C)	$ 1,480,000	1,555,850
Eclipse Resources Corp.
8.88%, 07/15/2023	5,411,000	5,573,330
Endeavor Energy Resources, LP / EER Finance, Inc.
8.13%, 09/15/2023 (C)	1,300,000	1,410,500
MEG Energy Corp.
7.00%, 03/31/2024 (C)	2,000,000	1,880,000
Rockies Express Pipeline LLC
7.50%, 07/15/2038 (C)	2,000,000	2,140,000
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
5.38%, 02/01/2027 (C)	1,500,000	1,554,375
Williams Cos., Inc.
8.75%, 03/15/2032	950,000	1,214,812

Total Corporate Debt Securities (Cost $12,709,494)		15,328,867

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.52% (D)	11,047,924	11,047,924

Total Securities Lending Collateral (Cost $11,047,924)		11,047,924

	Principal	Value
REPURCHASE AGREEMENT - 3.3%
State Street Bank & Trust Co. 0.03% (D), dated 01/31/2017, to be repurchased at $13,684,842 on 02/01/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2019, and with a value of $13,959,393.	$ 13,684,831	13,684,831

Total Repurchase Agreement (Cost $13,684,831)		13,684,831

Total Investments (Cost $378,395,242) (E)		418,722,097
Net Other Assets (Liabilities) - (0.9)%		(3,720,075)

Net Assets - 100.0%		$ 415,002,022

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2017 Form N-Q

Transamerica MLP & Energy Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$186,107,226	$—	$—	$186,107,226
Convertible Preferred Stock	7,683,501	—	—	7,683,501
Master Limited Partnerships	184,869,748	—	—	184,869,748
Corporate Debt Securities	—	15,328,867	—	15,328,867
Securities Lending Collateral	11,047,924	—	—	11,047,924
Repurchase Agreement	—	13,684,831	—	13,684,831

Total Investments	$389,708,399	$29,013,698	$—	$418,722,097

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $10,778,761. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the total value of 144A securities is $8,540,725, representing 2.1% of the Fund’s net assets.

(D)	Rates disclosed reflect the yields at January 31, 2017.
(E)

Aggregate cost for federal income tax purposes is $378,395,242. Aggregate gross unrealized appreciation and depreciation for all securities is $65,278,448 and $24,951,593, respectively. Net unrealized appreciation for tax purposes is $40,326,855.

(F)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2017 Form N-Q

Transamerica Multi-Cap Growth

SCHEDULE OF INVESTMENTS

At January 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 94.4%
Banks - 3.1%
Wells Fargo & Co.	153,500	$ 8,646,655

Beverages - 2.4%
PepsiCo, Inc.	64,500	6,693,810

Biotechnology - 4.7%
Celgene Corp. (A)	61,500	7,143,225
Gilead Sciences, Inc.	86,000	6,230,700

		13,373,925

Chemicals - 6.6%
Ecolab, Inc.	80,700	9,694,491
Sherwin-Williams Co.	29,500	8,962,395

		18,656,886

Diversified Financial Services - 2.4%
Berkshire Hathaway, Inc., Class B (A)	41,500	6,811,810

Electronic Equipment, Instruments & Components - 2.9%
Amphenol Corp., Class A	121,000	8,166,290

Food & Staples Retailing - 5.7%
Casey’s General Stores, Inc.	71,000	8,157,900
CVS Health Corp.	99,840	7,868,390

		16,026,290

Health Care Technology - 2.3%
Cerner Corp. (A)	122,000	6,552,620

Insurance - 2.4%
Markel Corp. (A)	7,500	6,937,500

Internet & Direct Marketing Retail - 4.3%
Priceline Group, Inc. (A)	7,800	12,286,014

Internet Software & Services - 7.2%
Alphabet, Inc., Class A (A)	14,550	11,933,765
Dropbox, Inc. (A) (B) (C) (D) (E)	327,298	1,616,852
Facebook, Inc., Class A (A)	51,500	6,711,480

		20,262,097

IT Services - 10.4%
Cognizant Technology Solutions Corp., Class A (A)	146,000	7,678,140
FleetCor Technologies, Inc. (A)	41,500	6,120,835
MasterCard, Inc., Class A	78,000	8,293,740
MAXIMUS, Inc., Class A	133,000	7,333,620

		29,426,335

Machinery - 4.6%
Cummins, Inc.	27,000	3,969,270
Middleby Corp. (A)	68,000	9,124,240

		13,093,510

Multiline Retail - 3.4%
Dollar Tree, Inc. (A)	126,000	9,725,940

Oil, Gas & Consumable Fuels - 2.9%
Phillips 66	99,000	8,080,380

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 5.2%
Allergan PLC (A)	40,441	$8,852,130
Novo Nordisk A/S, ADR	161,781	5,851,619

		14,703,749

Road & Rail - 3.1%
Union Pacific Corp.	82,000	8,739,560

Software - 2.4%
Intuit, Inc.	57,800	6,853,924

Specialty Retail - 10.4%
Lowe’s Cos., Inc.	83,000	6,065,640
Monro Muffler Brake, Inc.	81,084	4,856,932
TJX Cos., Inc.	138,000	10,338,960
Tractor Supply Co.	109,000	8,030,030

		29,291,562

Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	123,500	14,986,725

Trading Companies & Distributors - 2.7%
Fastenal Co.	153,005	7,601,288

Total Common Stocks (Cost $255,512,153)		266,916,870

CONVERTIBLE PREFERRED STOCK - 0.1%
Internet Software & Services - 0.1%
Dropbox, Inc.
0.00% (A) (B) (C) (D) (E)	34,602	170,934

Total Convertible Preferred Stock (Cost $313,117)		170,934

PREFERRED STOCK - 0.5%
Software - 0.5%
Palantir Technologies, Inc.
Series G, 0.00% (A) (B) (C) (D) (E)	355,382	1,524,589

Total Preferred Stock (Cost $1,087,468)		1,524,589

	Principal	Value
REPURCHASE AGREEMENT - 6.5%
State Street Bank & Trust Co. 0.03% (F), dated 01/31/2017, to be repurchased at $18,428,825 on 02/01/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2019, and with a value of $18,801,377.	$18,428,810	18,428,810

Total Repurchase Agreement (Cost $18,428,810)		18,428,810

Total Investments (Cost $275,341,548) (G)		287,041,203
Net Other Assets (Liabilities) - (1.5)%		(4,360,707)

Net Assets - 100.0%		$282,680,496

The notes are an integral part of this report. Transamerica Funds	Page 1	At January 31, 2017 Form N-Q

Transamerica Multi-Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$265,300,018	$—	$1,616,852	$266,916,870
Convertible Preferred Stock	—	—	170,934	170,934
Preferred Stock	—	—	1,524,589	1,524,589
Repurchase Agreement	—	18,428,810	—	18,428,810

Total Investments	$265,300,018	$18,428,810	$3,312,375	$287,041,203

Level 3 Rollforward

Investments	Beginning Balance at October 31, 2016	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (I)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at January 31, 2017 (J)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at January 31, 2017 (I)
Common Stocks	$1,459,749	$—	$—	$—	$—	$157,103	$—	$—	$1,616,852	157,103
Convertible Preferred Stock	154,325	—	—	—	—	16,609	—	—	170,934	16,609
Preferred Stock	1,599,219	—	—	—	—	(74,630)	—	—	1,524,589	(74,630)

Total	$3,213,293	$—	$—	$—	$—	$99,082	$—	$—	$3,312,375	$99,082

Quantitative Information About Significant Unobservable Inputs (Level 3)

Investments	Value at January 31, 2017	Valuation Techniques	Unobservable Input	Range		Weighted Average	Impact to Valuation from an Increase in Input
Common Stocks	$1,616,852	Market Comparable Companies	Enterprise Value / Revenue	3.7x	4.1x	3.9x	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	17%	17%	17%	Decrease
			Perpetual Growth Rate	3%	3%	3%	Increase

Convertible Preferred Stock	$170,934	Market Comparable Companies	Enterprise Value / Revenue	3.7x	4.1x	3.9x	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	17%	17%	17%	Decrease
			Perpetual Growth Rate	3%	3%	3%	Increase

Preferred Stock	$1,524,589	Market Transaction Method	Purchase Price of Preferred Stock	$4.29	$4.29	$4.29	Increase

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Securities are Level 3 of the fair value hierarchy.
(C)

Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2017, total value of securities is $3,312,375, representing 1.2% of the Fund’s net assets.

(D)	Restricted securities. At January 31, 2017, the restricted securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Dropbox, Inc.	05/01/2012	$2,961,752	$1,616,852	0.6%
Convertible Preferred Stock	Dropbox, Inc., 0.00%	05/25/2012	313,117	170,934	0.1
Preferred Stock	Palantir Technologies, Inc., Series G, 0.00%	07/19/2012	1,087,469	1,524,589	0.5

Total			$4,362,338	$3,312,375	1.2%

(E)	Illiquid securities. At January 31, 2017, total value of illiquid securities is $3,312,375, representing 1.2% of the Fund’s net assets.
(F)	Rate disclosed reflects the yield at January 31, 2017.
(G)

Aggregate cost for federal income tax purposes is $275,341,548. Aggregate gross unrealized appreciation and depreciation for all securities is $25,566,297 and $13,866,642, respectively. Net unrealized appreciation for tax purposes is $11,699,655.

(H)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(I)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at January 31, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

(J)	Total value of Level 3 securities is 1.2% of the Fund’s net assets.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2017 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS

At January 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 60.2%
Aerospace & Defense - 0.9%
General Dynamics Corp.	17,513	$ 3,171,254
L3 Technologies, Inc.	6,590	1,045,767
Northrop Grumman Corp.	7,312	1,675,033
Textron, Inc.	6,677	316,289
United Technologies Corp.	22,004	2,413,179

		8,621,522

Air Freight & Logistics - 0.1%
FedEx Corp.	3,000	567,330
United Parcel Service, Inc., Class B	4,804	524,261

		1,091,591

Airlines - 0.5%
Delta Air Lines, Inc.	33,755	1,594,586
United Continental Holdings, Inc. (A)	37,310	2,629,236

		4,223,822

Auto Components - 0.2%
Delphi Automotive PLC, Class A	23,007	1,611,870
Lear Corp.	4,223	600,046

		2,211,916

Automobiles - 0.3%
Ford Motor Co.	25,551	315,810
General Motors Co.	70,747	2,590,048

		2,905,858

Banks - 3.7%
Bank of America Corp.	429,466	9,723,110
BB&T Corp.	25,374	1,172,025
Citigroup, Inc.	151,540	8,460,478
Huntington Bancshares, Inc., Class A	22,100	299,013
KeyCorp	122,503	2,201,379
Regions Financial Corp.	52,035	749,825
SunTrust Banks, Inc.	5,000	284,100
SVB Financial Group (A)	4,310	742,311
Wells Fargo & Co.	178,847	10,074,452
Zions Bancorporation	10,179	429,452

		34,136,145

Beverages - 1.9%
Coca-Cola Co.	72,300	3,005,511
Constellation Brands, Inc., Class A	19,821	2,968,393
Dr Pepper Snapple Group, Inc.	5,148	469,498
Molson Coors Brewing Co., Class B	35,090	3,386,887
PepsiCo, Inc.	74,472	7,728,704

		17,558,993

Biotechnology - 1.7%
Alexion Pharmaceuticals, Inc. (A)	12,669	1,655,585
Biogen, Inc. (A)	14,105	3,910,470
BioMarin Pharmaceutical, Inc. (A)	2,905	254,565
Celgene Corp. (A)	37,554	4,361,897
Gilead Sciences, Inc.	57,972	4,200,072
Vertex Pharmaceuticals, Inc. (A)	18,513	1,589,711

		15,972,300

	Shares	Value
COMMON STOCKS (continued)
Building Products - 0.4%
Allegion PLC	19,263	$ 1,265,001
Johnson Controls International PLC	12,327	542,142
Masco Corp.	45,938	1,513,657

		3,320,800

Capital Markets - 2.1%
Ameriprise Financial, Inc.	4,500	505,215
Bank of New York Mellon Corp.	67,132	3,002,814
BlackRock, Inc., Class A	3,425	1,280,882
Charles Schwab Corp.	114,063	4,703,958
Goldman Sachs Group, Inc.	1,803	413,464
Intercontinental Exchange, Inc.	39,700	2,316,892
Morgan Stanley	127,831	5,431,539
State Street Corp.	20,124	1,533,449

		19,188,213

Chemicals - 1.2%
Dow Chemical Co.	31,976	1,906,729
E.I. du Pont de Nemours & Co.	61,164	4,617,882
Eastman Chemical Co.	39,383	3,052,182
Mosaic Co.	58,991	1,850,548

		11,427,341

Communications Equipment - 0.2%
Cisco Systems, Inc.	67,033	2,059,254

Construction & Engineering - 0.1%
Fluor Corp.	18,652	1,035,186

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	3,364	772,374

Consumer Finance - 0.6%
Capital One Financial Corp.	34,973	3,056,290
Discover Financial Services	35,363	2,449,949

		5,506,239

Containers & Packaging - 0.3%
Crown Holdings, Inc. (A)	20,857	1,129,824
Sealed Air Corp., Class A	17,222	835,267
WestRock Co.	21,333	1,138,329

		3,103,420

Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc., Class B (A)	49,543	8,131,988
Voya Financial, Inc.	854	34,348

		8,166,336

Diversified Telecommunication Services - 1.0%
AT&T, Inc.	145,192	6,121,295
CenturyLink, Inc.	14,798	382,676
Verizon Communications, Inc.	54,559	2,673,937

		9,177,908

Electric Utilities - 1.4%
Edison International	35,205	2,565,741
FirstEnergy Corp.	11,900	360,808
NextEra Energy, Inc.	35,139	4,347,397
PG&E Corp.	50,406	3,119,627
Pinnacle West Capital Corp.	13,700	1,063,531
Xcel Energy, Inc.	41,918	1,732,052

		13,189,156

Electrical Equipment - 0.4%
Eaton Corp. PLC	45,803	3,241,936

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2017 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 0.4%
TE Connectivity, Ltd.	49,035	$ 3,645,752

Energy Equipment & Services - 0.6%
Halliburton Co.	22,256	1,259,022
Schlumberger, Ltd.	45,970	3,848,149

		5,107,171

Equity Real Estate Investment Trusts - 1.4%
American Tower Corp., Class A	354	36,639
AvalonBay Communities, Inc.	12,843	2,225,820
Brixmor Property Group, Inc.	12,746	307,561
Camden Property Trust	2,000	167,140
Equinix, Inc.	3,749	1,443,290
Essex Property Trust, Inc.	2,200	493,460
HCP, Inc.	28,852	874,793
Kimco Realty Corp.	43,059	1,071,738
Liberty Property Trust, Series C	14,431	554,006
Macerich Co., Class A	1,556	106,882
Prologis, Inc., Class A	28,148	1,375,030
Public Storage	2,450	526,750
Regency Centers Corp.	5,943	414,405
Simon Property Group, Inc.	9,723	1,786,796
SL Green Realty Corp.	7,276	792,866
Spirit Realty Capital, Inc.	22,490	236,595
STORE Capital Corp.	23,275	550,686

		12,964,457

Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	20,697	3,393,273
Kroger Co.	58,947	2,001,840
Wal-Mart Stores, Inc.	7,075	472,186
Walgreens Boots Alliance, Inc.	51,475	4,217,861

		10,085,160

Food Products - 0.8%
Archer-Daniels-Midland Co.	16,120	713,471
J.M. Smucker, Co.	1,637	222,387
Kraft Heinz Co.	22,855	2,040,723
Mondelez International, Inc., Class A	100,154	4,434,819

		7,411,400

Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	87,895	3,671,374
Becton Dickinson and Co.	3,200	567,328
Boston Scientific Corp. (A)	152,126	3,660,152
Cooper Cos., Inc.	1,430	263,992
Danaher Corp.	17,209	1,444,179
Zimmer Biomet Holdings, Inc., Class A	4,637	548,696

		10,155,721

Health Care Providers & Services - 1.6%
Aetna, Inc.	26,690	3,165,701
Cigna Corp.	7,175	1,049,128
HCA Holdings, Inc. (A)	3,677	295,190
Humana, Inc., Class A	10,710	2,125,935
McKesson Corp.	6,032	839,353
UnitedHealth Group, Inc.	47,255	7,660,035

		15,135,342

Hotels, Restaurants & Leisure - 0.7%
Royal Caribbean Cruises, Ltd., Class A	21,016	1,967,728
Starbucks Corp.	65,343	3,608,240
Yum! Brands, Inc.	7,694	504,188

		6,080,156

	Shares	Value
COMMON STOCKS (continued)
Household Durables - 0.3%
D.R. Horton, Inc.	28,436	$ 850,521
Newell Brands, Inc.	6,076	287,577
PulteGroup, Inc.	42,684	918,133
Toll Brothers, Inc. (A)	9,122	286,066

		2,342,297

Household Products - 1.0%
Kimberly-Clark Corp.	28,019	3,393,941
Procter & Gamble Co.	64,540	5,653,704

		9,047,645

Industrial Conglomerates - 1.5%
General Electric Co.	275,330	8,177,301
Honeywell International, Inc.	52,514	6,213,456

		14,390,757

Insurance - 1.6%
American International Group, Inc.	31,418	2,018,921
Arthur J. Gallagher & Co.	33,767	1,817,678
Chubb, Ltd.	26,016	3,420,844
Everest Re Group, Ltd.	4,364	959,774
Hartford Financial Services Group, Inc.	11,200	545,552
MetLife, Inc.	99,190	5,396,928
XL Group, Ltd.	24,662	926,551

		15,086,248

Internet & Direct Marketing Retail - 1.1%
Amazon.com, Inc. (A)	12,201	10,047,279

Internet Software & Services - 3.0%
Alphabet, Inc., Class A (A)	10,542	8,646,443
Alphabet, Inc., Class C (A)	10,325	8,226,857
Facebook, Inc., Class A (A)	87,723	11,432,061

		28,305,361

IT Services - 2.3%
Accenture PLC, Class A	61,538	7,007,332
Cognizant Technology Solutions Corp., Class A (A)	13,556	712,910
Fidelity National Information Services, Inc.	34,790	2,763,022
International Business Machines Corp.	5,279	921,291
MasterCard, Inc., Class A	7,799	829,268
PayPal Holdings, Inc. (A)	31,783	1,264,328
Vantiv, Inc., Class A (A)	7,256	451,613
Visa, Inc., Class A	70,466	5,828,243
WEX, Inc. (A)	9,925	1,134,725

		20,912,732

Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	20,834	1,020,241
Illumina, Inc. (A)	8,769	1,403,917
Thermo Fisher Scientific, Inc.	10,667	1,625,544

		4,049,702

Machinery - 1.2%
Cummins, Inc.	8,957	1,316,769
Deere & Co.	4,801	513,947
Fortive Corp.	4,294	237,501
Ingersoll-Rand PLC	15,034	1,192,948
PACCAR, Inc.	33,352	2,244,923
Parker-Hannifin Corp.	3,917	576,308
Pentair PLC	4,934	289,281

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2017 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
Snap-on, Inc.	10,123	$ 1,837,628
Stanley Black & Decker, Inc.	24,308	3,014,192

		11,223,497

Media - 2.9%
CBS Corp., Class B	4,800	309,552
Charter Communications, Inc., Class A (A)	16,233	5,258,680
Comcast Corp., Class A	95,295	7,187,149
DISH Network Corp., Class A (A)	23,076	1,365,407
Sirius XM Holdings, Inc. (B)	126,859	598,775
Time Warner, Inc.	35,401	3,428,587
Twenty-First Century Fox, Inc., Class A	201,114	6,310,957
Walt Disney Co.	20,575	2,276,624

		26,735,731

Metals & Mining - 0.1%
Alcoa Corp.	12,300	448,335
Newmont Mining Corp.	13,708	497,326
U.S. Steel Corp.	4,738	154,980

		1,100,641

Multi-Utilities - 0.4%
Ameren Corp.	43,000	2,263,950
CMS Energy Corp.	38,030	1,620,078
NiSource, Inc., Class B	8,100	181,197

		4,065,225

Multiline Retail - 0.2%
Dollar General Corp.	22,923	1,692,176
Macy’s, Inc.	9,300	274,722

		1,966,898

Oil, Gas & Consumable Fuels - 3.8%
Anadarko Petroleum Corp., Class A	36,100	2,510,033
Apache Corp.	5,955	356,228
Cabot Oil & Gas Corp.	39,497	848,396
Cheniere Energy, Inc. (A)	7,400	352,610
Chevron Corp.	37,327	4,156,361
Concho Resources, Inc. (A)	9,016	1,257,191
Diamondback Energy, Inc. (A)	23,259	2,446,149
EOG Resources, Inc.	35,563	3,612,490
EQT Corp.	26,716	1,619,791
Exxon Mobil Corp.	117,127	9,825,784
Kinder Morgan, Inc.	55,856	1,247,823
Marathon Petroleum Corp.	14,984	719,981
Occidental Petroleum Corp.	21,994	1,490,533
Pioneer Natural Resources Co.	21,488	3,872,782
Valero Energy Corp.	12,906	848,699

		35,164,851

Pharmaceuticals - 3.3%
Allergan PLC (A)	20,966	4,589,248
Bristol-Myers Squibb Co.	100,465	4,938,859
Eli Lilly & Co.	58,761	4,526,360
Johnson & Johnson	41,801	4,733,963
Merck & Co., Inc.	46,738	2,897,289
Mylan NV (A)	9,965	379,168
Pfizer, Inc.	278,029	8,821,860

		30,886,747

Road & Rail - 0.9%
Canadian Pacific Railway, Ltd.	14,633	2,211,632
Union Pacific Corp.	59,587	6,350,782

		8,562,414

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 2.2%
Analog Devices, Inc., Class A	57,174	$ 4,284,619
Broadcom, Ltd.	35,758	7,133,721
Lam Research Corp.	20,517	2,356,583
Microchip Technology, Inc.	5,400	363,690
NVIDIA Corp.	8,000	873,440
NXP Semiconductors NV (A)	7,495	733,386
ON Semiconductor Corp. (A)	25,100	334,332
Texas Instruments, Inc.	63,278	4,780,020

		20,859,791

Software - 2.8%
Adobe Systems, Inc. (A)	52,071	5,903,810
Microsoft Corp.	281,126	18,174,796
Oracle Corp.	19,104	766,261
Workday, Inc., Class A (A) (B)	9,517	790,768

		25,635,635

Specialty Retail - 2.2%
AutoZone, Inc. (A)	200	144,996
Best Buy Co., Inc.	22,326	993,954
Home Depot, Inc.	49,937	6,870,332
Lowe’s Cos., Inc.	64,016	4,678,289
O’Reilly Automotive, Inc. (A)	8,990	2,357,807
Ross Stores, Inc.	11,742	776,264
Signet Jewelers, Ltd.	1,183	91,884
TJX Cos., Inc.	63,781	4,778,472

		20,691,998

Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	154,461	18,743,842
Hewlett Packard Enterprise Co.	49,282	1,117,716
HP, Inc.	147,019	2,212,636

		22,074,194

Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc., Class B	9,300	491,970
PVH Corp.	2,143	201,035
Ralph Lauren Corp., Class A	3,246	287,044

		980,049

Tobacco - 0.8%
Altria Group, Inc.	24,199	1,722,485
Philip Morris International, Inc.	27,258	2,620,311
Reynolds American, Inc., Class A	47,500	2,856,175

		7,198,971

Wireless Telecommunication Services - 0.0% (C)
T-Mobile US, Inc. (A)	5,669	353,009

Total Common Stocks (Cost $433,865,254)		559,177,141

PREFERRED STOCKS - 0.1%
Banks - 0.1%
Citigroup Capital XIII
7.41% (D)	12,963	334,705

Capital Markets - 0.0% (C)
State Street Corp.
Series D, 5.90% (D)	3,072	80,732

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2017 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Shares	Value
PREFERRED STOCKS (continued)
Electric Utilities - 0.0% (C)
SCE Trust III	960	$ 25,113

Series H, 5.75% (D)
Total Preferred Stocks (Cost $456,527)		440,550

	Principal	Value
ASSET-BACKED SECURITIES - 2.4%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (E)	$ 443,174	479,895
American Tower Trust #1
Series 2013-1A, Class 1A,
1.55%, 03/15/2043 (E)	1,607,000	1,604,429
Avis Budget Rental Car Funding AESOP LLC
Series 2013-1A, Class A,
1.92%, 09/20/2019 (E)	230,000	228,840
Series 2014-1A, Class A,
2.46%, 07/20/2020 (E)	543,000	545,204
BlueMountain CLO, Ltd.
Series 2015-2A, Class A1,
2.45% (D), 07/18/2027 (E)	755,000	756,770
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (E)	931,721	920,209
Green Tree Agency Advance Funding Trust I
Series 2015-T2, Class AT2,
3.09%, 10/15/2048 (E)	610,000	605,693
Series 2016-T1, Class AT1,
2.38%, 10/15/2048 (E)	320,000	317,597
Hertz Vehicle Financing LLC
Series 2016-3A, Class A,
2.27%, 07/25/2020 (E)	540,000	534,119
ICG US CLO, Ltd.
Series 2014-1A, Class A1,
2.18% (D), 04/20/2026 (E)	1,565,000	1,559,970
JG Wentworth XXII LLC
Series 2010-3A, Class A,
3.82%, 12/15/2048 (E)	308,214	311,092
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (E)	336,691	332,421
Series 2016-1A, Class A,
2.25%, 12/20/2033 (E)	372,396	364,823
NRZ Advance Receivables Trust
Series 2016-T4, Class AT4,
3.11%, 12/15/2050 (E)	1,100,000	1,097,901
OCP CLO, Ltd.
Series 2015-8A, Class A1,
2.55% (D), 04/17/2027 (E)	750,000	750,234
Ocwen Master Advance Receivables Trust
Series 2015-T3, Class AT3,
3.21%, 11/15/2047 (E)	1,100,000	1,099,513
Series 2016-T2, Class AT2,
2.72%, 08/16/2049 (E)	500,000	498,594
Orange Lake Timeshare Trust
Series 2016-A, Class A,
2.61%, 03/08/2029 (E)	1,209,486	1,191,223
Palmer Square CLO, Ltd.
Series 2015-2A, Class A1A,
2.53% (D), 07/20/2027 (E)	790,000	790,213

	Principal	Value
ASSET-BACKED SECURITIES (continued)
SBA Tower Trust
Series 2014-1A, Class C,
2.90% (D), 10/15/2044 (E)	$ 2,411,000	$ 2,427,699
Sierra Timeshare Receivables Funding LLC
Series 2013-3A, Class B,
2.70%, 10/20/2030 (E)	81,532	81,710
Series 2014-1A, Class A,
2.07%, 03/20/2030 (E)	190,400	189,064
Series 2014-2A, Class A,
2.05%, 06/20/2031 (E)	167,147	166,763
Series 2015-1A, Class A,
2.40%, 03/22/2032 (E)	134,103	133,408
Series 2015-1A, Class B,
3.05%, 03/22/2032 (E)	139,396	140,228
Series 2016-2A, Class A,
2.33%, 07/20/2033 (E)	741,043	727,482
SilverLeaf Finance XVIII LLC
Series 2014-A, Class A,
2.81%, 01/15/2027 (E)	171,217	168,858
SolarCity LMC Series III LLC
Series 2014-2, Class A,
4.02%, 07/20/2044 (E)	453,211	435,649
SpringCastle America Funding LLC
Series 2016-AA, Class A,
3.05%, 04/25/2029 (E)	991,051	996,006
SPS Servicer Advance Receivables Trust
Series 2016-T2, Class AT2,
2.75%, 11/15/2049 (E)	400,000	397,863
Trafigura Securitisation Finance PLC
Series 2014-1A, Class A,
1.72% (D), 10/15/2018 (E)	1,250,000	1,246,113
VSE VOI Mortgage LLC
Series 2016-A, Class A,
2.54%, 07/20/2033 (E)	424,644	419,006
Wellfleet CLO, Ltd.
Series 2016-2A, Class A1,
2.51% (D), 10/20/2028 (E)	815,000	817,734

Total Asset-Backed Securities (Cost $22,438,609)		22,336,323

CORPORATE DEBT SECURITIES - 15.4%
Air Freight & Logistics - 0.0% (C)
FedEx Corp.
4.90%, 01/15/2034	225,000	241,257
5.10%, 01/15/2044	160,000	171,659

		412,916

Airlines - 0.5%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	768,563	746,467
3.70%, 04/01/2028	650,764	652,391
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	669,680	705,676
6.82%, 02/10/2024	648,704	745,199
Northwest Airlines Pass-Through Trust
7.03%, 05/01/2021	510,575	566,738
United Airlines Pass-Through Trust
3.75%, 03/03/2028	1,559,544	1,580,988

		4,997,459

Auto Components - 0.0% (C)
BorgWarner, Inc.
3.38%, 03/15/2025	345,000	341,768

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2017 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Automobiles - 0.2%
Ford Motor Co.
4.35%, 12/08/2026	$ 855,000	$ 857,449
General Motors Co.
4.88%, 10/02/2023	905,000	959,365
6.25%, 10/02/2043	120,000	133,081

		1,949,895

Banks - 2.7%
Bank of America Corp.
2.63%, 04/19/2021, MTN	453,000	449,594
4.10%, 07/24/2023	500,000	519,867
4.45%, 03/03/2026, MTN	1,069,000	1,090,990
5.75%, 12/01/2017	250,000	258,375
Bank One Capital III
8.75%, 09/01/2030	130,000	182,484
Bank One Corp.
8.00%, 04/29/2027	300,000	391,870
Barclays Bank PLC
10.18%, 06/12/2021 (E)	1,640,000	2,053,719
BNP Paribas SA
6.75% (D), 03/14/2022 (E) (F)	900,000	895,500
Branch Banking & Trust Co.
3.80%, 10/30/2026	355,000	365,560
Citigroup, Inc.
1.70%, 04/27/2018	932,000	930,622
2.36% (D), 09/01/2023	810,000	823,646
3.38%, 03/01/2023	399,000	401,448
6.68%, 09/13/2043	60,000	76,298
Commerzbank AG
8.13%, 09/19/2023 (E)	1,655,000	1,888,024
Cooperatieve Rabobank UA
2.25%, 01/14/2019	250,000	251,291
11.00% (D), 06/30/2019 (E) (F)	2,475,000	2,895,750
Discover Bank
3.45%, 07/27/2026	370,000	356,421
First Horizon National Corp.
3.50%, 12/15/2020	410,000	417,587
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (E)	195,000	180,478
JPMorgan Chase & Co.
2.55%, 10/29/2020	1,286,000	1,290,231
3.25%, 09/23/2022	833,000	843,651
4.85%, 02/01/2044 (B)	720,000	792,383
6.40%, 05/15/2038	410,000	528,540
6.75% (D), 02/01/2024 (F)	48,000	52,532
JPMorgan Chase Bank NA
6.00%, 10/01/2017	499,000	513,712
KeyBank NA
3.40%, 05/20/2026, MTN	335,000	324,609
Macquarie Bank, Ltd.
1.65%, 03/24/2017 (E)	285,000	285,291
Nordea Bank AB
4.25%, 09/21/2022 (E)	2,025,000	2,101,051
Royal Bank of Scotland Group PLC
6.00%, 12/19/2023	215,000	226,073
6.10%, 06/10/2023	120,000	126,865
6.40%, 10/21/2019	140,000	152,392
Societe Generale SA
5.00%, 01/17/2024 (E)	415,000	425,038
Toronto-Dominion Bank
3.63% (D), 09/15/2031	760,000	739,024
US Bancorp
1.65%, 05/15/2017, MTN	685,000	685,859

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wells Fargo & Co.
2.15%, 01/15/2019	$ 526,000	$ 529,037
4.13%, 08/15/2023	653,000	680,755
5.38%, 11/02/2043	220,000	243,697
5.90% (D), 06/15/2024 (F)	139,000	142,920
Wells Fargo Bank NA
5.95%, 08/26/2036	320,000	377,361

		25,490,545

Beverages - 0.5%
Anheuser-Busch InBev Finance, Inc.
3.65%, 02/01/2026	1,387,000	1,390,974
4.90%, 02/01/2046	1,071,000	1,146,082
Constellation Brands, Inc.
3.70%, 12/06/2026	304,000	301,018
Molson Coors Brewing Co.
2.10%, 07/15/2021	1,211,000	1,181,198
3.00%, 07/15/2026	551,000	518,303

		4,537,575

Biotechnology - 0.5%
AbbVie, Inc.
3.20%, 05/14/2026	377,000	357,278
Biogen, Inc.
4.05%, 09/15/2025	654,000	670,785
Celgene Corp.
2.88%, 08/15/2020	247,000	250,913
5.00%, 08/15/2045	1,352,000	1,404,301
Gilead Sciences, Inc.
2.95%, 03/01/2027	832,000	790,935
4.15%, 03/01/2047	768,000	722,582

		4,196,794

Building Products - 0.1%
Owens Corning
4.20%, 12/15/2022	844,000	877,185

Capital Markets - 1.6%
Ameriprise Financial, Inc.
3.70%, 10/15/2024	1,220,000	1,252,511
7.30%, 06/28/2019	845,000	946,768
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	532,000	517,614
3.80%, 06/09/2023	1,155,000	1,154,647
Deutsche Bank AG
2.22% (D), 08/20/2020	245,000	241,100
6.00%, 09/01/2017	490,000	500,863
Goldman Sachs Group, Inc.
2.75%, 09/15/2020	701,000	705,196
5.75%, 01/24/2022	1,200,000	1,347,163
6.25%, 02/01/2041	130,000	162,077
6.75%, 10/01/2037	65,000	80,121
Macquarie Group, Ltd.
6.25%, 01/14/2021 (E)	988,000	1,094,521
Morgan Stanley
5.00%, 11/24/2025	1,303,000	1,383,860
5.75%, 01/25/2021	1,785,000	1,980,745
Oaktree Capital Management, LP
6.75%, 12/02/2019 (E)	545,000	604,775
UBS AG
1.80%, 03/26/2018, MTN	1,025,000	1,026,333
7.63%, 08/17/2022	730,000	830,010
UBS Group Funding Jersey, Ltd.
4.13%, 09/24/2025 (E)	677,000	683,459

		14,511,763

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2017 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals - 0.1%
LyondellBasell Industries NV
5.00%, 04/15/2019	$ 420,000	$ 444,171
Monsanto Co.
4.40%, 07/15/2044	375,000	367,676

		811,847

Commercial Services & Supplies - 0.2%
ERAC USA Finance LLC
2.70%, 11/01/2023 (E)	200,000	191,749
3.85%, 11/15/2024 (E)	560,000	568,835
Hutchison Whampoa International 14, Ltd.
1.63%, 10/31/2017 (E)	725,000	723,187

		1,483,771

Communications Equipment - 0.1%
Cisco Systems, Inc.
2.13%, 03/01/2019	175,000	176,789
Harris Corp.
5.55%, 10/01/2021	960,000	1,066,956

		1,243,745

Construction & Engineering - 0.1%
D.R. Horton, Inc.
4.38%, 09/15/2022	561,000	584,141
SBA Tower Trust
2.88%, 07/15/2021 (E)	607,000	600,906

		1,185,047

Construction Materials - 0.1%
LafargeHolcim Finance US LLC
4.75%, 09/22/2046 (E)	240,000	236,457
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	945,000	977,377

		1,213,834

Consumer Finance - 0.3%
Ally Financial, Inc.
3.50%, 01/27/2019	710,000	717,100
American Express Co.
4.05%, 12/03/2042	225,000	217,849
BMW US Capital LLC
2.80%, 04/11/2026 (E)	354,286	340,364
Discover Financial Services
3.75%, 03/04/2025	785,000	766,669
3.85%, 11/21/2022	605,000	617,593

		2,659,575

Containers & Packaging - 0.2%
International Paper Co.
4.75%, 02/15/2022	520,000	563,863
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13%, 07/15/2023 (E)	405,000	414,193
5.75%, 10/15/2020	900,000	926,622

		1,904,678

Diversified Consumer Services - 0.0% (C)
President & Fellows of Harvard College
3.62%, 10/01/2037	70,000	69,485

Diversified Financial Services - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.50%, 05/15/2021	594,000	618,829

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services - 0.7%
AT&T, Inc.
3.00%, 06/30/2022	$ 1,376,000	$ 1,356,444
3.40%, 05/15/2025	1,240,000	1,186,169
4.35%, 06/15/2045	345,000	296,167
4.60%, 02/15/2021	215,000	228,174
5.00%, 03/01/2021	115,000	123,923
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (E)	165,000	162,352
Intelsat Jackson Holdings SA
7.25%, 04/01/2019 (B)	170,000	146,094
Sprint Capital Corp.
6.88%, 11/15/2028	135,000	139,050
Verizon Communications, Inc.
3.45%, 03/15/2021	970,000	994,762
4.50%, 09/15/2020	140,000	149,433
5.15%, 09/15/2023	797,000	880,129
6.55%, 09/15/2043	439,000	541,455

		6,204,152

Electric Utilities - 0.5%
Appalachian Power Co.
3.40%, 06/01/2025	450,000	454,535
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	125,000	140,306
8.88%, 11/15/2018	28,000	31,293
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	1,394,000	1,345,759
Entergy Arkansas, Inc.
3.70%, 06/01/2024	206,000	214,451
Jersey Central Power & Light Co.
7.35%, 02/01/2019	116,000	127,554
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 (E)	410,000	436,850
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	895,000	954,686
5.30%, 06/01/2042	75,000	88,678
PacifiCorp
3.60%, 04/01/2024	1,077,000	1,118,554
5.75%, 04/01/2037	125,000	153,057

		5,065,723

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.00%, 12/21/2020 (E)	459,000	468,989
Schlumberger Investment SA
3.65%, 12/01/2023	105,000	110,614
Weatherford International, Ltd.
5.95%, 04/15/2042	120,000	93,863

		673,466

Equity Real Estate Investment Trusts - 1.0%
CBL & Associates, LP
5.25%, 12/01/2023	754,000	747,706
EPR Properties
4.50%, 04/01/2025	730,000	720,179
4.75%, 12/15/2026	861,000	854,427
HCP, Inc.
3.40%, 02/01/2025	705,000	675,898
Hospitality Properties Trust
5.00%, 08/15/2022	909,000	956,952
Kilroy Realty, LP
4.25%, 08/15/2029	865,000	860,772
6.63%, 06/01/2020	605,000	673,925

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2017 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Realty Income Corp.
3.88%, 07/15/2024	$ 750,000	$ 767,841
Simon Property Group, LP
3.38%, 10/01/2024	1,427,000	1,441,400
VEREIT Operating Partnership, LP
3.00%, 02/06/2019	885,000	885,602
4.13%, 06/01/2021	275,000	279,070

		8,863,772

Food & Staples Retailing - 0.3%
CVS Health Corp.
2.13%, 06/01/2021	789,000	772,334
5.30%, 12/05/2043	162,000	181,563
Wal-Mart Stores, Inc.
4.00%, 04/11/2043	149,000	147,473
4.30%, 04/22/2044	635,000	655,211
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	1,221,000	1,246,230

		3,002,811

Food Products - 0.3%
Bunge, Ltd. Finance Corp.
3.25%, 08/15/2026	692,000	662,425
Kraft Heinz Foods Co.
2.80%, 07/02/2020	660,000	667,602
4.38%, 06/01/2046	677,000	632,915
4.88%, 02/15/2025 (E)	390,000	417,373

		2,380,315

Health Care Equipment & Supplies - 0.3%
Abbott Laboratories
3.75%, 11/30/2026	861,367	848,050
Becton Dickinson and Co.
2.68%, 12/15/2019	236,000	239,690
Boston Scientific Corp.
2.65%, 10/01/2018	588,000	594,997
Medtronic, Inc.
4.63%, 03/15/2045	700,000	746,065

		2,428,802

Health Care Providers & Services - 0.3%
Anthem, Inc.
1.88%, 01/15/2018	239,000	239,531
2.30%, 07/15/2018	564,000	567,232
3.30%, 01/15/2023	75,000	75,053
CHS / Community Health Systems, Inc.
5.13%, 08/15/2018 (B)	885,000	887,766
Coventry Health Care, Inc.
5.45%, 06/15/2021	177,000	196,247
HCA Holdings, Inc.
6.25%, 02/15/2021	255,000	273,487
Tenet Healthcare Corp.
6.25%, 11/01/2018	165,000	173,456
UnitedHealth Group, Inc.
3.38%, 11/15/2021	428,000	443,869

		2,856,641

Industrial Conglomerates - 0.4%
General Electric Co.
5.00% (D), 01/21/2021 (F)	2,356,000	2,450,240
5.50%, 01/08/2020, MTN	475,000	523,192
6.88%, 01/10/2039, MTN	290,000	408,304

		3,381,736

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance - 0.5%
American International Group, Inc.
8.18% (D), 05/15/2068	$ 36,000	$ 46,080
CNA Financial Corp.
5.88%, 08/15/2020	775,000	861,441
Fidelity National Financial, Inc.
5.50%, 09/01/2022	195,000	206,504
Hartford Financial Services Group, Inc.
5.13%, 04/15/2022	38,000	42,094
Lincoln National Corp.
8.75%, 07/01/2019	243,000	279,511
MassMutual Global Funding II
2.35%, 04/09/2019 (E)	200,000	202,220
Metropolitan Life Global Funding I
1.30%, 04/10/2017 (E)	640,000	640,303
OneBeacon US Holdings, Inc.
4.60%, 11/09/2022	900,000	897,569
Pacific Life Insurance Co.
9.25%, 06/15/2039 (E)	306,000	461,960
Reinsurance Group of America, Inc.
3.63% (D), 12/15/2065	1,442,000	1,296,358

		4,934,040

IT Services - 0.1%
International Business Machines Corp.
3.63%, 02/12/2024	283,000	292,869
MasterCard, Inc.
2.00%, 04/01/2019	173,000	174,411
3.38%, 04/01/2024	111,000	114,257

		581,537

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
2.40%, 02/01/2019	667,000	673,879
2.95%, 09/19/2026	453,000	428,182

		1,102,061

Machinery - 0.1%
Doosan Heavy Industries & Construction Co., Ltd.
2.13%, 04/27/2020 (E)	490,000	478,134

Media - 0.3%
CBS Corp.
5.75%, 04/15/2020	636,000	701,678
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	690,000	720,360
Comcast Corp.
5.88%, 02/15/2018	326,000	340,816
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 (E) (F)	200,000	209,500
NBCUniversal Media LLC
4.38%, 04/01/2021	909,000	976,833
4.45%, 01/15/2043	274,000	273,510

		3,222,697

Metals & Mining - 0.0% (C)
BHP Billiton Finance USA, Ltd.
3.85%, 09/30/2023	140,000	148,439
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	140,000	129,150
Rio Tinto Finance USA PLC
2.88%, 08/21/2022	16,000	16,111

		293,700

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2017 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities - 0.2%
CMS Energy Corp.
3.88%, 03/01/2024	$ 70,000	$ 72,372
4.88%, 03/01/2044	152,000	162,929
DTE Electric Co.
4.30%, 07/01/2044	1,034,000	1,082,003
Public Service Electric & Gas Co.
3.00%, 05/15/2025, MTN	455,000	454,920

		1,772,224

Oil, Gas & Consumable Fuels - 1.0%
Anadarko Petroleum Corp.
5.55%, 03/15/2026 (B)	294,000	330,728
Apache Corp.
4.25%, 01/15/2044	47,000	45,726
4.75%, 04/15/2043	65,000	66,497
BP Capital Markets PLC
3.12%, 05/04/2026	645,000	624,070
Energy Transfer Partners, LP
5.15%, 02/01/2043	600,000	571,037
5.95%, 10/01/2043	535,000	564,209
EnLink Midstream Partners, LP
4.85%, 07/15/2026	436,000	448,491
EOG Resources, Inc.
2.45%, 04/01/2020	290,000	291,223
Exxon Mobil Corp.
1.82%, 03/15/2019	500,000	502,226
3.04%, 03/01/2026	820,000	812,692
Husky Energy, Inc.
4.00%, 04/15/2024	140,000	143,195
Kerr-McGee Corp.
6.95%, 07/01/2024	150,000	179,692
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024	465,000	471,985
Laredo Petroleum, Inc.
7.38%, 05/01/2022	180,000	187,425
Murphy Oil Corp.
3.50%, 12/01/2017	250,000	251,875
Nexen Energy ULC
5.88%, 03/10/2035	10,000	11,215
Noble Energy, Inc.
6.00%, 03/01/2041	75,000	83,770
8.25%, 03/01/2019	139,000	155,675
Petrobras Global Finance BV
6.25%, 03/17/2024 (B)	350,000	351,400
Petroleos Mexicanos
3.50%, 07/18/2018 - 01/30/2023	1,155,000	1,085,696
Range Resources Corp.
5.75%, 06/01/2021 (E)	40,000	41,900
Shell International Finance BV
2.50%, 09/12/2026	873,000	812,395
3.75%, 09/12/2046	195,000	181,022
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023 (B)	120,000	124,763
4.63%, 03/01/2034	110,000	117,465
Western Gas Partners, LP
5.38%, 06/01/2021	225,000	243,569
Williams Cos., Inc.
3.70%, 01/15/2023	64,000	62,880
7.88%, 09/01/2021	100,000	116,450
Williams Partners, LP
5.40%, 03/04/2044	104,000	106,916

		8,986,187

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals - 0.2%
Actavis Funding SCS
3.00%, 03/12/2020	$ 103,000	$ 104,607
3.45%, 03/15/2022	366,000	370,453
3.80%, 03/15/2025	667,000	665,793
4.55%, 03/15/2035	294,000	289,868
Actavis, Inc.
3.25%, 10/01/2022	727,000	725,941
Pfizer, Inc.
4.13%, 12/15/2046	111,193	111,542

		2,268,204

Road & Rail - 0.2%
Aviation Capital Group Corp.
2.88%, 01/20/2022 (E)	639,576	634,877
7.13%, 10/15/2020 (E)	1,312,000	1,508,800
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	40,000	40,505
3.75%, 04/01/2024	37,000	38,819

		2,223,001

Semiconductors & Semiconductor Equipment - 0.2%
Intel Corp.
2.45%, 07/29/2020	1,084,000	1,101,041
KLA-Tencor Corp.
4.13%, 11/01/2021	520,000	542,593

		1,643,634

Software - 0.1%
Microsoft Corp.
3.30%, 02/06/2027 (G)	1,355,000	1,355,321

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.
2.85%, 02/23/2023	1,342,000	1,354,345
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
6.02%, 06/15/2026 (E)	748,000	807,602
Hewlett Packard Enterprise Co.
3.60%, 10/15/2020	978,000	1,003,962
HP, Inc.
3.75%, 12/01/2020	35,000	36,267

		3,202,176

Tobacco - 0.1%
Reynolds American, Inc.
4.45%, 06/12/2025	290,000	303,966
RJ Reynolds Tobacco Co.
8.13%, 06/23/2019	340,000	386,138

		690,104

Trading Companies & Distributors - 0.2%
International Lease Finance Corp.
7.13%, 09/01/2018 (E)	790,000	849,803
8.25%, 12/15/2020	545,000	643,144

		1,492,947

Wireless Telecommunication Services - 0.6%
America Movil SAB de CV
3.13%, 07/16/2022	200,000	196,835
4.38%, 07/16/2042 (B)	300,000	278,747
Crown Castle Towers LLC
3.22%, 05/15/2042 (E)	531,000	536,751
4.88%, 08/15/2040 (E)	525,000	559,323
6.11%, 01/15/2040 (E)	1,799,000	1,952,017
SBA Tower Trust
2.24%, 04/15/2043 (E)	215,000	215,362

The notes are an integral part of this report. Transamerica Funds	Page 8	January 31, 2017 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services (continued)
Sprint Communications, Inc.
9.00%, 11/15/2018 (E)	$ 1,585,000	$ 1,735,575
Sprint Corp.
7.88%, 09/15/2023	155,000	169,337
T-Mobile USA, Inc.
6.46%, 04/28/2019	20,000	20,310
6.63%, 04/28/2021	55,000	57,337
6.73%, 04/28/2022	55,000	57,200
6.84%, 04/28/2023	15,000	16,012

		5,794,806

Total Corporate Debt Securities (Cost $143,940,474)		143,404,902

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Brazil - 0.1%
Brazil Government International Bond
4.25%, 01/07/2025 (B)	330,000	320,100

Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024 (B)	235,000	238,878
4.50%, 01/28/2026 (B)	400,000	417,800

		656,678

Indonesia - 0.1%
Indonesia Government International Bond
4.75%, 01/08/2026 (E)	610,000	638,641
5.38%, 10/17/2023 (E)	315,000	344,132

		982,773

Mexico - 0.1%
Mexico Government International Bond
4.00%, 10/02/2023	870,000	875,655

Peru - 0.0% (C)
Peru Government International Bond
7.35%, 07/21/2025	125,000	161,406

Poland - 0.0% (C)
Republic of Poland Government International Bond
3.00%, 03/17/2023	275,000	270,875

Republic of Korea - 0.1%
Korea Development Bank
3.00%, 03/17/2019	200,000	204,190
3.50%, 08/22/2017	515,000	519,853

		724,043

Saudi Arabia - 0.0% (C)
Saudi Arabia Government International Bond
2.38%, 10/26/2021 (E)	255,000	248,370

Total Foreign Government Obligations (Cost $4,205,505)		4,239,900

MORTGAGE-BACKED SECURITIES - 4.3%
Aventura Mall Trust
Series 2013-AVM, Class A,
3.74% (D), 12/05/2032 (E)	700,000	737,917
Banc of America Commercial Mortgage Trust
Series 2007-3, Class A1A,
5.60% (D), 06/10/2049	53,438	53,516

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Re-REMIC Trust
Series 2010-UB3, Class A4B1,
5.60% (D), 06/15/2049 (E)	$ 91,930	$ 91,857
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (E)	1,145,000	1,130,343
Series 2012-TFT, Class C,
3.47% (D), 06/05/2030 (E)	1,070,000	1,033,409
BB-UBS Trust, Interest Only STRIPS
Series 2012-SHOW, Class XA,
0.60% (D), 11/05/2036 (E)	3,045,000	127,466
BCAP LLC Trust
Series 2009-RR14, Class 1A1,
6.00% (D), 05/26/2037 (E)	56,477	57,601
Series 2009-RR6, Class 2A1,
3.12% (D), 08/26/2035 (E)	349,859	347,682
Series 2010-RR1, Class 12A1,
5.25% (D), 08/26/2036 (E)	124,201	125,478
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-PW15, Class A1A,
5.32%, 02/11/2044	52,624	52,596
Series 2007-PW17, Class A1A,
5.65% (D), 06/11/2050	263,268	267,224
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class B,
3.58% (D), 03/13/2035 (E)	750,000	763,221
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	145,000	152,246
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	220,000	234,467
Citigroup Mortgage Loan Trust
Series 2015-A, Class A1,
3.50% (D), 06/25/2058 (E)	794,264	805,572
COMM Mortgage Trust
Series 2010-RR1, Class GEB,
5.54% (D), 12/11/2049 (E)	528,265	527,914
Series 2013-CR11, Class AM,
4.72% (D), 10/10/2046	410,000	445,287
Series 2013-GAM, Class A1,
1.71%, 02/10/2028 (E)	88,080	86,899
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (E)	110,000	111,636
Series 2013-WWP, Class B,
3.73%, 03/10/2031 (E)	1,150,000	1,186,584
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	155,000	163,216
Series 2016-GCT, Class C,
3.46% (D), 08/10/2029 (E)	520,000	524,141
Commercial Mortgage Pass-Through Certificates
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (E)	830,000	828,075
Commercial Mortgage Trust
Series 2007-GG11, Class AM,
5.87% (D), 12/10/2049	70,000	71,298
Core Industrial Trust
Series 2015-CALW, Class B,
3.25%, 02/10/2034 (E)	1,040,000	1,057,788
Credit Suisse Mortgage Capital Certificates
Series 2009-11R, Class 5A1,
2.81% (D), 08/26/2036 (E)	421,177	416,656
CSMC Trust
Series 2010-RR1, Class 2A,
5.70% (D), 09/15/2040 (E)	270,479	271,092
Series 2014-4R, Class 21A1,
1.09% (D), 12/27/2035 (E)	725,608	699,497

The notes are an integral part of this report. Transamerica Funds	Page 9	January 31, 2017 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
DBRR Trust
Series 2011-C32, Class A3A,
5.72% (D), 06/17/2049 (E)	$ 120,542	$ 120,654
GS Mortgage Securities Corp. II
Series 2013-KING, Class E,
3.44% (D), 12/10/2027 (E)	320,000	314,334
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (D), 04/10/2031 (E)	675,000	676,034
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A2,
3.09%, 03/05/2037 (E)	700,000	687,845
Jefferies Resecuritization Trust
Series 2009-R2, Class 2A,
3.10% (D), 12/26/2037 (E)	78,732	78,464
Series 2009-R7, Class 10A3,
6.00%, 12/26/2036 (E)	30,779	31,110
Series 2009-R7, Class 1A1,
2.95% (D), 02/26/2036 (E)	247,728	243,761
Series 2009-R7, Class 4A1,
3.21% (D), 09/26/2034 (E)	32,877	32,781
Series 2009-R9, Class 1A1,
2.82% (D), 08/26/2046 (E)	56,863	57,131
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-CB18, Class A1A,
5.43% (D), 06/12/2047	52,308	52,281
Series 2007-CB20, Class AM,
5.96% (D), 02/12/2051	360,000	367,506
Series 2007-LD12, Class A1A,
5.85% (D), 02/15/2051	243,225	246,293
Series 2007-LDPX, Class A1A,
5.44%, 01/15/2049	63,472	63,433
Series 2008-C2, Class ASB,
6.13% (D), 02/12/2051	13,260	13,309
Series 2010-C1, Class B,
5.95%, 06/15/2043 (E)	370,000	373,037
Series 2012-WLDN, Class A,
3.91%, 05/05/2030 (E)	1,181,589	1,235,080
JPMorgan Resecuritization Trust
Series 2014-2, Class 6A1,
2.88% (D), 05/26/2037 (E)	475,890	475,966
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class AM,
6.16% (D), 09/15/2045	110,000	113,177
Merrill Lynch Mortgage Trust
Series 2007-C1, Class A1A,
5.83% (D), 06/12/2050	123,558	124,421
Mill City Mortgage Loan Trust
Series 2016-1, Class A1,
2.50% (D), 04/25/2057 (E)	233,810	232,702
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class AS,
3.48%, 11/15/2045	320,000	329,246
Morgan Stanley Capital Barclays Bank Trust
Series 2016-MART, Class A,
2.20%, 09/13/2031 (E)	1,250,000	1,226,228
Morgan Stanley Capital I Trust
Series 2007-HQ12, Class AM,
5.77% (D), 04/12/2049	223,022	222,822
Series 2007-IQ13, Class A1A,
5.31%, 03/15/2044	50,019	49,965
Series 2007-IQ13, Class AM,

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust (continued)
5.41%, 03/15/2044	$ 110,000	$ 109,804
Series 2007-IQ14, Class A1A,
5.67% (D), 04/15/2049	90,403	90,822
Series 2007-IQ15, Class AM,
5.90% (D), 06/11/2049	335,000	338,759
Morgan Stanley Re-REMIC Trust
Series 2010-GG10, Class A4B,
5.80% (D), 08/15/2045 (E)	678,000	679,331
Series 2012-XA, Class A,
2.00%, 07/27/2049 (E)	20,188	20,087
Morgan Stanley Resecuritization Trust
Series 2014-R3, Class 2A,
3.00% (D), 07/26/2048 (E)	917,572	906,843
Motel 6 Trust
Series 2015-MTL6, Class B,
3.30%, 02/05/2030 (E)	930,000	932,629
Series 2015-MTL6, Class C,
3.64%, 02/05/2030 (E)	2,085,000	2,092,069
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (D), 12/25/2052 (E)	451,637	469,181
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (D), 01/25/2054 (E)	189,057	194,170
Series 2014-2A, Class A3,
3.75% (D), 05/25/2054 (E)	483,223	495,185
Series 2014-3A, Class AFX3,
3.75% (D), 11/25/2054 (E)	358,133	363,001
Series 2015-2A, Class A1,
3.75% (D), 08/25/2055 (E)	818,112	843,939
Series 2016-2A, Class A1,
3.75% (D), 11/26/2035 (E)	536,119	544,287
Series 2016-3A, Class A1B,
3.25% (D), 09/25/2056 (E)	556,861	560,848
Series 2016-4A, Class A1,
3.75% (D), 11/25/2056 (E)	645,207	661,837
Palisades Center Trust
Series 2016-PLSD, Class A,
2.71%, 04/13/2033 (E)	750,000	748,133
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 3A1,
1.35% (D), 05/25/2035	428,664	413,066
Queens Center Mortgage Trust
Series 2013-QCA, Class D,
3.47% (D), 01/11/2037 (E)	410,000	386,931
SCG Trust
Series 2013-SRP1, Class A,
2.35% (D), 11/15/2026 (E)	230,000	230,000
Series 2013-SRP1, Class AJ,
2.72% (D), 11/15/2026 (E)	770,000	764,039
STRIPS, Ltd.
Series 2012-1A, Class A,
1.50%, 12/25/2044 (E)	1,875	1,869
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (D), 03/25/2054 (E)	1,022,074	1,030,972
Series 2015-4, Class A1B,
2.75% (D), 04/25/2055 (E)	1,161,081	1,164,658
Series 2015-5, Class A1B,
2.75% (D), 05/25/2055 (E)	605,930	606,958
Series 2015-6, Class A1B,
2.75% (D), 04/25/2055 (E)	877,941	878,051
Series 2016-1, Class A1B,
2.75% (D), 02/25/2055 (E)	939,863	942,119
Series 2016-2, Class A1A,
2.75% (D), 08/25/2055 (E)	930,015	928,549

The notes are an integral part of this report. Transamerica Funds	Page 10	January 31, 2017 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
Series 2016-3, Class A1,
2.25% (D), 08/25/2055 (E)	$ 775,783	$ 769,400
Series 2016-4, Class A1,
2.25% (D), 07/25/2056 (E)	1,100,084	1,088,560
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (E)	560,000	573,360
Waldorf Astoria Boca Raton Trust
Series 2016-BOCA, Class C,
3.27% (D), 06/15/2029 (E)	695,000	696,742

Total Mortgage-Backed Securities (Cost $40,623,521)		40,264,457

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
California - 0.2%
Los Angeles Community College District, General Obligation Unlimited
6.60%, 08/01/2042	45,000	63,531
State of California, General Obligation Unlimited
7.30%, 10/01/2039	290,000	407,314
7.60%, 11/01/2040	200,000	299,166
7.95%, 03/01/2036	905,000	1,050,750
University of California, Revenue Bonds
Series AD,
4.86%, 05/15/2112	40,000	38,871

		1,859,632

Georgia - 0.0% (C)
Municipal Electric Authority of Georgia, Revenue Bonds
Series A,
6.64%, 04/01/2057	35,000	43,326

Illinois - 0.0% (C)
State of Illinois, General Obligation Unlimited
5.10%, 06/01/2033	190,000	173,723

New Jersey - 0.0% (C)
New Jersey Turnpike Authority, Revenue Bonds
Series F,
7.41%, 01/01/2040	54,000	78,320

New York - 0.1%
Metropolitan Transportation Authority, Revenue Bonds
Series E,
6.81%, 11/15/2040	45,000	60,406
New York City Water & Sewer System, Revenue Bonds
Series CC,
5.88%, 06/15/2044	45,000	58,461
New York State Dormitory Authority, Revenue Bonds
Series H,
5.39%, 03/15/2040	40,000	48,413
Port Authority of New York & New Jersey, Revenue Bonds
Series 181,
4.96%, 08/01/2046	70,000	78,732

		246,012

Total Municipal Government Obligations (Cost $2,405,786)		2,401,013

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.3%
Federal Home Loan Mortgage Corp.
5.00%, 04/01/2018	$ 3,158	$ 3,233
5.50%, 09/01/2018 - 06/01/2041	185,562	205,124
Federal National Mortgage Association
Zero Coupon, 10/09/2019	640,000	608,517
1.97% (D), 02/01/2043	157,016	159,640
2.50%, TBA (G) (H)	2,779,000	2,779,000
3.00%, TBA (G) (H)	18,290,000	18,104,243
3.33% (D), 10/25/2023	190,000	196,656
3.50%, 07/01/2028 - 11/01/2028	562,639	590,083
3.50%, TBA (G) (H)	19,289,000	19,746,044
4.00%, 04/01/2026 - 06/01/2042	144,460	152,288
4.00%, TBA (G) (H)	7,183,000	7,535,416
4.50%, 02/01/2025 - 06/01/2026	393,775	415,933
5.00%, 05/01/2018 - 11/01/2039	1,908,516	2,113,490
5.00%, TBA (G) (H)	2,735,000	2,980,964
5.50%, 07/01/2019 - 12/01/2041	1,527,578	1,744,402
6.00%, 08/01/2036 - 06/01/2041	1,034,286	1,179,713
6.50%, 05/01/2040	207,402	234,632
Government National Mortgage Association, Interest Only STRIPS
0.84% (D), 02/16/2053	699,771	36,175

Total U.S. Government Agency Obligations (Cost $58,900,537)		58,785,553

U.S. GOVERNMENT OBLIGATIONS - 9.0%
U.S. Treasury - 8.1%
U.S. Treasury Bond
2.25%, 08/15/2046 (B)	1,919,000	1,614,059
2.50%, 02/15/2045 - 05/15/2046	5,461,000	4,872,171
2.75%, 08/15/2042	2,611,500	2,474,600
2.88%, 08/15/2045	430,000	414,463
3.13%, 02/15/2042	1,250,000	1,271,386
3.50%, 02/15/2039	1,300,000	1,421,824
3.63%, 02/15/2044	7,089,000	7,863,806
4.50%, 02/15/2036	3,839,500	4,851,270
4.75%, 02/15/2037	3,777,000	4,909,953
5.25%, 02/15/2029	3,930,000	5,022,112
U.S. Treasury Note
0.63%, 09/30/2017	1,618,000	1,616,610
0.88%, 04/30/2017	4,492,900	4,496,980
1.00%, 09/15/2017 - 11/30/2019	712,900	706,656
1.13%, 06/30/2021 - 09/30/2021	1,115,000	1,078,257
1.25%, 11/30/2018	7,369,000	7,379,361
1.50%, 08/15/2026	335,000	307,991
1.63%, 03/31/2019 - 05/15/2026	10,087,100	9,808,137
1.75%, 11/30/2021 - 05/15/2023	2,572,000	2,520,975
1.88%, 11/30/2021	2,171,000	2,167,778
2.00%, 12/31/2021 (B)	1,280,000	1,285,500
2.00%, 02/15/2025	3,139,000	3,055,007
2.25%, 11/15/2024	1,410,000	1,400,858
2.50%, 08/15/2023 - 05/15/2024	5,156,300	5,241,155

		75,780,909

U.S. Treasury Inflation-Protected Securities - 0.9%
U.S. Treasury Inflation-Indexed Bond
1.75%, 01/15/2028	1,167,098	1,320,223
2.50%, 01/15/2029	2,345,756	2,865,765

The notes are an integral part of this report. Transamerica Funds	Page 11	January 31, 2017 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities (continued)
U.S. Treasury Inflation-Indexed Note
0.63%, 01/15/2024	$3,857,389	$3,966,615

		8,152,603

Total U.S. Government Obligations (Cost $84,961,153)		83,933,512

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.7%
Federal Home Loan Bank Discount Notes
0.46% (I), 02/10/2017	7,600,000	7,599,240
0.49% (I), 02/17/2017	150,000	149,973
0.52% (I), 02/24/2017 - 03/03/2017	2,825,000	2,824,205
0.53% (I), 03/13/2017 - 04/10/2017	15,855,000	15,844,708
0.54% (I), 03/29/2017 - 04/07/2017	2,925,000	2,922,397
0.55% (I), 04/07/2017	3,550,000	3,546,603
0.56% (I), 03/28/2017 - 04/26/2017	11,185,000	11,171,330

Total Short-Term U.S. Government Agency Obligations (Cost $44,057,160)		44,058,456

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.8%
U.S. Treasury Bill
0.46% (I), 02/09/2017	1,376,000	1,375,856
0.48% (I), 02/09/2017	650,000	649,932
0.49% (I), 03/30/2017 - 04/20/2017	335,000	334,714
0.50% (I), 03/23/2017	2,250,000	2,248,558
0.51% (I), 04/13/2017	1,752,000	1,750,332
0.52% (I), 04/20/2017	1,452,000	1,450,483

Total Short-Term U.S. Government Obligations (Cost $7,809,586)		7,809,875

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.52% (I)	8,002,453	8,002,453

Total Securities Lending Collateral (Cost $8,002,453)		8,002,453

	Principal	Value
REPURCHASE AGREEMENT - 1.3%
State Street Bank & Trust Co. 0.03% (I), dated 01/31/2017, to be repurchased at $12,420,806 on 02/01/2017. Collateralized by U.S. Government Obligations, 1.38% - 1.50%, due 02/28/2019, and with a total value of $12,677,672.	$12,420,796	12,420,796

Total Repurchase Agreement (Cost $12,420,796)		12,420,796

Total Investments (Cost $864,087,361) (J)		987,274,931
Net Other Assets (Liabilities) - (6.2)%		(57,706,406)

Net Assets - 100.0%		$929,568,525

The notes are an integral part of this report. Transamerica Funds	Page 12	January 31, 2017 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

FUTURES CONTRACTS: (K)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini	Long	76	03/17/2017	$59,809	$—

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$559,177,141	$—	$—	$559,177,141
Preferred Stocks	440,550	—	—	440,550
Asset-Backed Securities	—	22,336,323	—	22,336,323
Corporate Debt Securities	—	143,404,902	—	143,404,902
Foreign Government Obligations	—	4,239,900	—	4,239,900
Mortgage-Backed Securities	—	40,264,457	—	40,264,457
Municipal Government Obligations	—	2,401,013	—	2,401,013
U.S. Government Agency Obligations	—	58,785,553	—	58,785,553
U.S. Government Obligations	—	83,933,512	—	83,933,512
Short-Term U.S. Government Agency Obligations	—	44,058,456	—	44,058,456
Short-Term U.S. Government Obligations	—	7,809,875	—	7,809,875
Securities Lending Collateral	8,002,453	—	—	8,002,453
Repurchase Agreement	—	12,420,796	—	12,420,796

Total Investments	$567,620,144	$419,654,787	$—	$987,274,931

Other Financial Instruments
Futures Contracts (M)	$59,809	$—	$—	$59,809

Total Other Financial Instruments	$59,809	$—	$—	$59,809

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $7,818,075. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Floating or variable rate securities. The rates disclosed are as of January 31, 2017.
(E)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the total value of 144A securities is $88,360,157, representing 9.5% of the Fund’s net assets.

(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after January 31, 2017.
(H)	Cash in the amount of $147,000 has been segregated by the custodian as collateral for open TBA commitment transactions.
(I)	Rates disclosed reflect the yields at January 31, 2017.
(J)

Aggregate cost for federal income tax purposes is $864,087,361. Aggregate gross unrealized appreciation and depreciation for all securities is $131,715,471 and $8,527,901, respectively. Net unrealized appreciation for tax purposes is $123,187,570.

(K)	Cash in the amount of $499,703 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(L)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(M)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Funds	Page 13	January 31, 2017 Form N-Q

Transamerica Multi-Manager Alternative Strategies Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2017

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.4%
International Alternative Funds - 33.4%
Transamerica Global Long/Short Equity (A) (B)	466,412	$ 4,356,285
Transamerica Global Multifactor Macro (B)	4,737,376	44,247,089
Transamerica Unconstrained Bond (B)	2,061,907	20,701,548

		69,304,922

International Equity Funds - 11.8%
Transamerica Developing Markets Equity (B)	1,308,356	12,834,971
Transamerica Global Real Estate Securities (B)	870,492	11,603,655

		24,438,626

U.S. Alternative Funds - 28.9%
Transamerica Arbitrage Strategy Liquidating Trust (A) (C) (D) (E) (F)	22,689	219,515
Transamerica Event Driven (B)	2,602,279	25,866,651
Transamerica Long/Short Strategy (B)	3,057,816	19,172,508
Transamerica Managed Futures Strategy (B)	1,848,865	14,883,366

		60,142,040

U.S. Fixed Income Funds - 23.3%
Transamerica Floating Rate (B)	1,397,638	13,962,400
Transamerica High Yield Bond (B)	1,490,934	13,850,774
Transamerica Short-Term Bond (B)	2,051,026	20,510,265

		48,323,439

Total Investment Companies (Cost $212,995,723)		202,209,027

	Principal	Value
REPURCHASE AGREEMENT - 2.7%
State Street Bank & Trust Co. 0.03% (G), dated 01/31/2017, to be repurchased at $5,582,434 on 02/01/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2019, and with a value of $5,697,069.	$ 5,582,429	5,582,429

Total Repurchase Agreement (Cost $5,582,429)		5,582,429

Total Investments (Cost $218,578,152) (H)		207,791,456
Net Other Assets (Liabilities) - (0.1)%		(170,681)

Net Assets - 100.0%		$ 207,620,775

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2017 Form N-Q

Transamerica Multi-Manager Alternative Strategies Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$201,989,512	$—	$—	$201,989,512
Repurchase Agreement	—	5,582,429	—	5,582,429

Total	$201,989,512	$5,582,429	$—	$207,571,941

Investment Companies Measured at Net Asset Value (J)				219,515

Total Investments				$207,791,456

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(C)	Investment in affiliated company of Transamerica Asset Management, Inc.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2017, value of the security is $219,515, representing 0.1% of the Fund’s net assets.
(E)	Illiquid security. At January 31, 2017, value of the illiquid security is $219,515, representing 0.1% of the Fund’s net assets.
(F)	Restricted security. At January 31, 2017, the restricted security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Arbitrage Strategy Liquidating Trust	09/18/2015	$226,886	$219,515	0.1%

(G)	Rate disclosed reflects the yield at January 31, 2017.
(H)

Aggregate cost for federal income tax purposes is $218,578,152. Aggregate gross unrealized appreciation and depreciation for all securities is $2,181,945 and $12,968,641, respectively. Net unrealized depreciation for tax purposes is $10,786,696.

(I)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(J)

Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2017 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS

At January 31, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 12.6%
American Tower Trust #1
Series 2013-1A, Class 1A,
1.55%, 03/15/2043 (A)	$ 25,000,000	$ 24,960,002
Ares IIIR / IVR CLO, Ltd.
Series 2007-3RA, Class A2,
1.24% (B), 04/16/2021 (A)	1,232,760	1,231,049
Battalion CLO, Ltd.
Series 2007-1A, Class C,
1.82% (B), 07/14/2022 (A)	14,000,000	13,773,620
BXG Receivables Note Trust
Series 2012-A, Class A,
2.66%, 12/02/2027 (A)	6,188,721	6,132,019
Series 2013-A, Class A,
3.01%, 12/04/2028 (A)	12,467,144	12,453,960
Citigroup Mortgage Loan Trust
Series 2003-HE3, Class A,
1.15% (B), 12/25/2033	1,990,213	1,955,941
CWABS Asset-Backed Certificates Trust
Series 2006-17, Class 2A2,
0.92% (B), 03/25/2047	11,101,597	10,336,697
Diamond Resorts Owner Trust
Series 2013-1, Class A,
1.95%, 01/20/2025 (A)	2,993,823	2,970,663
Series 2013-2, Class A,
2.27%, 05/20/2026 (A)	4,712,678	4,674,250
Series 2014-1, Class B,
2.98%, 05/20/2027 (A)	1,678,573	1,663,975
Foursight Capital Automobile Receivables Trust
Series 2014-1, Class A,
2.11%, 03/23/2020 (A)	2,189,803	2,188,818
Green Tree Agency Advance Funding Trust I
Series 2016-T1, Class AT1,
2.38%, 10/15/2048 (A)	9,000,000	8,932,410
Hertz Vehicle Financing LLC
Series 2016-1A, Class B,
3.72%, 03/25/2020 (A)	15,000,000	15,008,443
Hilton Grand Vacations Trust
Series 2013-A, Class A,
2.28%, 01/25/2026 (A)	2,415,099	2,401,984
Series 2014-AA, Class A,
1.77%, 11/25/2026 (A)	4,723,697	4,635,105
Series 2014-AA, Class B,
2.07%, 11/25/2026 (A)	7,198,014	7,105,079
HSBC Home Equity Loan Trust
Series 2007-1, Class A4,
1.10% (B), 03/20/2036	3,447,170	3,432,269
Marriott Vacation Club Owner Trust
Series 2012-1A, Class A,
2.51%, 05/20/2030 (A)	5,446,939	5,442,215
MVW Owner Trust
Series 2014-1A, Class B,
2.70%, 09/22/2031 (A)	5,369,874	5,333,936
Series 2015-1A, Class A,
2.52%, 12/20/2032 (A)	6,455,678	6,415,594
New Residential Advanced Receivables Trust
Series 2016-T2, Class AT2,
2.58%, 10/15/2049 (A)	10,000,000	9,880,491
Newstar Trust
Series 2012-2A, Class A,
2.93% (B), 01/20/2023 (A)	5,878,743	5,853,911

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Ocwen Master Advance Receivables Trust
Series 2015-T3, Class AT3,
3.21%, 11/15/2047 (A)	$ 20,095,000	$ 20,086,098
Series 2016-T1, Class AT1,
2.52%, 08/17/2048 (A)	15,900,000	15,823,038
Orange Lake Timeshare Trust
Series 2012-AA, Class A,
3.45%, 03/10/2027 (A)	1,287,205	1,294,332
Series 2014-AA, Class A,
2.29%, 07/09/2029 (A)	6,629,201	6,542,232
Series 2015-AA, Class A,
2.88%, 09/08/2027 (A)	10,093,365	10,050,926
Series 2016-A, Class A,
2.61%, 03/08/2029 (A)	19,844,867	19,545,226
Sierra Timeshare Receivables Funding LLC
Series 2012-2A, Class A,
2.38%, 03/20/2029 (A)	1,384,995	1,383,670
Series 2012-2A, Class B,
3.42%, 03/20/2029 (A)	620,147	620,504
Series 2013-2A, Class C,
4.75%, 11/20/2025 (A)	4,569,313	4,480,207
Series 2014-1A, Class A,
2.07%, 03/20/2030 (A)	2,188,508	2,173,154
Series 2014-1A, Class B,
2.42%, 03/20/2030 (A)	2,188,508	2,178,363
Series 2014-2A, Class B,
2.40%, 06/20/2031 (A)	4,338,164	4,334,825
Series 2014-3A, Class B,
2.80%, 10/20/2031 (A)	4,623,298	4,636,913
Series 2015-1A, Class A,
2.40%, 03/22/2032 (A)	1,588,057	1,579,834
Series 2015-1A, Class B,
3.05%, 03/22/2032 (A)	1,940,958	1,952,547
SilverLeaf Finance XV LLC
Series 2012-D, Class A,
3.00%, 03/17/2025 (A)	2,318,890	2,318,694
SilverLeaf Finance XVII LLC
Series 2013-A, Class A,
2.68%, 03/16/2026 (A)	3,219,979	3,188,581
SilverLeaf Finance XVIII LLC
Series 2014-A, Class A,
2.81%, 01/15/2027 (A)	4,390,174	4,329,699
SoFi Consumer Loan Program LLC
Series 2017-1, Class A,
3.28%, 01/26/2026 (A)	10,000,000	10,021,875
SpringCastle America Funding LLC
Series 2016-AA, Class A,
3.05%, 04/25/2029 (A)	13,764,592	13,833,415
SPS Servicer Advance Receivables Trust
Series 2015-T3, Class AT3,
2.92%, 07/15/2047 (A)	18,000,000	18,009,632
Series 2016-T1, Class AT1,
2.53%, 11/16/2048 (A)	18,000,000	17,947,863
SVO VOI Mortgage LLC
Series 2012-AA, Class A,
2.00%, 09/20/2029 (A)	6,457,939	6,404,392
Welk Resorts LLC
Series 2013-AA, Class A,
3.10%, 03/15/2029 (A)	7,215,998	7,221,006
Series 2015-AA, Class A,
2.79%, 06/16/2031 (A)	7,349,111	7,247,104

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2017 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Westgate Resorts LLC
Series 2015-1A, Class A,
2.75%, 05/20/2027 (A)	$ 3,304,131	$ 3,275,692

Total Asset-Backed Securities (Cost $346,270,549)		347,262,253

CORPORATE DEBT SECURITIES - 66.8%
Aerospace & Defense - 0.1%
Bombardier, Inc.
4.75%, 04/15/2019 (A) (C)	3,020,000	3,072,850

Airlines - 1.8%
America West Airlines Pass-Through Trust
7.93%, 07/02/2020	834,111	884,158
8.06%, 01/02/2022	6,391,508	7,190,447
Delta Air Lines Pass-Through Trust
6.20%, 01/02/2020	16,202,972	17,013,120
Northwest Airlines Pass-Through Trust
6.26%, 05/20/2023	799,654	859,628
Southwest Airlines Co.
2.65%, 11/05/2020	9,964,000	10,036,040
Virgin Australia Pass-Through Trust
5.00%, 04/23/2025 (A)	14,176,800	14,814,756

		50,798,149

Automobiles - 0.1%
Harley-Davidson Funding Corp.
6.80%, 06/15/2018 (A)	2,990,000	3,181,465

Banks - 11.6%
Bank of America Corp.
2.63%, 04/19/2021, MTN	7,650,000	7,592,487
5.42%, 03/15/2017	2,421,000	2,432,485
Bank of America NA
1.26% (B), 06/15/2017	14,285,000	14,285,429
Citigroup, Inc.
2.02% (B), 12/08/2021	5,000,000	5,000,105
2.90%, 12/08/2021	15,000,000	14,951,235
Citizens Bank NA
1.60%, 12/04/2017, MTN	5,340,000	5,339,573
Cooperatieve Rabobank UA
11.00% (B), 06/30/2019 (A) (D)	23,684,000	27,710,280
Discover Bank
7.00%, 04/15/2020	12,352,000	13,740,019
Fifth Third Bank
2.30%, 03/15/2019	12,040,000	12,143,508
First Horizon National Corp.
3.50%, 12/15/2020	5,160,000	5,255,481
First Niagara Financial Group, Inc.
6.75%, 03/19/2020	13,396,000	15,093,675
7.25%, 12/15/2021	6,340,000	7,502,369
First Tennessee Bank NA
2.95%, 12/01/2019	23,381,000	23,494,515
JPMorgan Chase & Co.
2.55%, 10/29/2020	16,040,000	16,092,772
4.25%, 10/15/2020	6,865,000	7,282,879
6.30%, 04/23/2019	5,000,000	5,456,735
JPMorgan Chase Bank NA
6.00%, 10/01/2017	5,470,000	5,631,272
National City Corp.
6.88%, 05/15/2019	3,000,000	3,313,839
Regions Bank
7.50%, 05/15/2018	23,306,000	24,912,762
Royal Bank of Scotland Group PLC
6.40%, 10/21/2019	7,305,000	7,951,609

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Santander Bank NA
8.75%, 05/30/2018	$ 16,309,000	$ 17,618,319
Svenska Handelsbanken AB
1.93% (B), 10/01/2020	13,900,000	13,899,931
2.15% (B), 03/30/2021, MTN	6,885,000	6,994,582
Synovus Financial Corp.
7.88%, 02/15/2019	17,282,000	19,031,802
US Bank NA
2.13%, 10/28/2019	21,212,000	21,302,045
Wells Fargo Bank NA
1.78% (B), 01/22/2018, MTN	15,043,000	15,140,644

		319,170,352

Beverages - 2.1%
Anheuser-Busch InBev Finance, Inc.
2.29% (B), 02/01/2021	9,333,000	9,493,808
2.65%, 02/01/2021	17,902,000	18,006,351
Constellation Brands, Inc.
3.75%, 05/01/2021	12,965,000	13,458,966
Molson Coors Brewing Co.
2.10%, 07/15/2021	17,830,000	17,391,221

		58,350,346

Biotechnology - 0.9%
AbbVie, Inc.
2.50%, 05/14/2020	9,965,000	10,010,201
Biogen, Inc.
2.90%, 09/15/2020	4,981,000	5,062,081
Gilead Sciences, Inc.
2.55%, 09/01/2020	10,701,000	10,807,304

		25,879,586

Building Products - 0.5%
Owens Corning
9.00%, 06/15/2019	12,423,000	14,114,801

Capital Markets - 6.4%
Ameriprise Financial, Inc.
7.30%, 06/28/2019	18,320,000	20,526,387
Bank of New York Mellon Corp.
1.78% (B), 08/17/2020, MTN	6,000,000	6,085,620
Deutsche Bank AG
2.22% (B), 08/20/2020	10,275,000	10,111,422
2.47% (B), 01/18/2019	9,964,000	10,004,364
Goldman Sachs Group, Inc.
1.76% (B), 12/13/2019	12,000,000	12,006,588
2.75%, 09/15/2020	8,948,000	9,001,554
7.50%, 02/15/2019, MTN	17,297,000	19,126,573
Lazard Group LLC
4.25%, 11/14/2020	10,890,000	11,436,351
Morgan Stanley
1.78% (B), 07/23/2019, MTN	8,000,000	8,038,320
2.44% (B), 04/21/2021, MTN	4,982,000	5,093,069
3.44% (B), 08/31/2017, MTN	1,500,000	1,513,125
5.95%, 12/28/2017, MTN	5,000,000	5,193,460
7.30%, 05/13/2019, MTN	12,235,000	13,590,430
State Street Corp.
1.81% (B), 08/18/2020	16,120,000	16,386,883
UBS Group Funding Jersey, Ltd.
2.44% (B), 09/24/2020 (A)	26,205,000	26,564,480

		174,678,626

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2017 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals - 1.4%
Dow Chemical Co.
8.55%, 05/15/2019	$ 24,461,000	$ 27,963,522
Lubrizol Corp.
8.88%, 02/01/2019	8,862,000	10,106,145

		38,069,667

Construction Materials - 0.7%
CRH America, Inc.
8.13%, 07/15/2018	17,335,000	18,855,453

Consumer Finance - 3.7%
Ally Financial, Inc.
3.50%, 01/27/2019	12,000,000	12,120,000
8.00%, 03/15/2020	5,717,000	6,501,315
American Express Credit Corp.
1.67% (B), 05/26/2020, MTN (C)	5,000,000	5,037,040
2.60%, 09/14/2020, MTN	8,694,000	8,768,264
Ford Motor Credit Co. LLC
1.78% (B), 03/12/2019	15,375,000	15,399,108
1.81% (B), 11/04/2019	4,750,000	4,759,315
5.00%, 05/15/2018	8,225,000	8,534,885
General Motors Financial Co., Inc.
2.58% (B), 01/15/2020	3,150,000	3,184,968
3.08% (B), 01/15/2019	20,000,000	20,469,560
3.20%, 07/06/2021	9,970,000	9,922,812
Springleaf Finance Corp.
8.25%, 12/15/2020	6,825,000	7,328,344

		102,025,611

Diversified Financial Services - 2.5%
Jefferies Group LLC
8.50%, 07/15/2019 (C)	7,475,000	8,492,033
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/2018	19,410,000	22,256,341
OMX Timber Finance Investments I LLC
5.42%, 01/29/2020 (A)	20,014,000	21,599,109
Protective Life Global Funding
2.70%, 11/25/2020 (A)	15,000,000	15,104,610

		67,452,093

Diversified Telecommunication Services - 2.6%
AT&T, Inc.
2.45%, 06/30/2020	21,289,000	21,124,202
Sprint Capital Corp.
6.90%, 05/01/2019	9,000,000	9,607,500
Telefonica Emisiones SAU
3.19%, 04/27/2018	18,370,000	18,633,573
Verizon Communications, Inc.
2.71% (B), 09/14/2018	8,900,000	9,100,962
4.50%, 09/15/2020	11,958,000	12,763,742

		71,229,979

Electric Utilities - 2.1%
Entergy Texas, Inc.
7.13%, 02/01/2019	22,351,000	24,580,557
Oncor Electric Delivery Co. LLC
2.15%, 06/01/2019 (C)	5,190,000	5,192,943
6.80%, 09/01/2018	8,000,000	8,622,544
Southern California Edison Co.
1.85%, 02/01/2022	20,821,429	20,503,173

		58,899,217

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electronic Equipment, Instruments & Components - 0.2%
Tyco Electronics Group SA
6.55%, 10/01/2017	$ 4,685,000	$ 4,848,464

Energy Equipment & Services - 1.1%
Nabors Industries, Inc.
6.15%, 02/15/2018	11,000,000	11,426,250
Schlumberger Holdings Corp.
2.35%, 12/21/2018 (A) (C)	20,000,000	20,180,900

		31,607,150

Equity Real Estate Investment Trusts - 2.9%
Government Properties Income Trust
3.75%, 08/15/2019	24,795,000	25,032,387
Hospitality Properties Trust
6.70%, 01/15/2018	13,666,000	13,977,722
Realty Income Corp.
6.75%, 08/15/2019	5,000,000	5,583,005
VEREIT Operating Partnership, LP
3.00%, 02/06/2019	21,352,000	21,366,519
WEA Finance LLC / Westfield UK & Europe Finance PLC
2.70%, 09/17/2019 (A)	12,570,000	12,712,871

		78,672,504

Food & Staples Retailing - 1.7%
CVS Health Corp.
4.75%, 12/01/2022	2,000,000	2,173,330
Wal-Mart Stores, Inc.
5.52% (E), 06/01/2018	24,970,000	25,296,907
Walgreens Boots Alliance, Inc.
2.70%, 11/18/2019	17,887,000	18,132,016

		45,602,253

Food Products - 1.8%
Kraft Heinz Foods Co.
2.00%, 07/02/2018	4,983,000	4,991,366
2.80%, 07/02/2020	23,330,000	23,598,738
Mondelez International Holdings Netherlands BV
2.00%, 10/28/2021 (A)	16,000,000	15,390,000
Smithfield Foods, Inc.
2.70%, 01/31/2020 (A) (F)	5,365,000	5,384,690

		49,364,794

Gas Utilities - 1.5%
DTE Gas Co.
5.00%, 10/01/2019	28,400,000	30,669,898
Southern California Gas Co.
1.55%, 06/15/2018	10,560,000	10,567,223

		41,237,121

Health Care Equipment & Supplies - 1.0%
Abbott Laboratories
2.90%, 11/30/2021	14,948,009	14,882,357
Boston Scientific Corp.
2.65%, 10/01/2018	3,000,000	3,035,697
Medtronic, Inc.
2.50%, 03/15/2020	8,655,000	8,760,418

		26,678,472

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2017 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services - 0.8%
CHS / Community Health Systems, Inc.
5.13%, 08/15/2018 (C)	$ 11,262,000	$ 11,297,194
Cigna Corp.
4.50%, 03/15/2021	10,143,000	10,807,062

		22,104,256

Household Durables - 0.8%
Newell Brands, Inc.
3.15%, 04/01/2021	20,810,000	21,125,813

Household Products - 0.6%
Avery Dennison Corp.
6.63%, 10/01/2017 (A)	15,000,000	15,427,545

Independent Power & Renewable Electricity Producers - 0.5%
Dynegy, Inc.
6.75%, 11/01/2019	4,985,000	5,115,856
Exelon Generation Co. LLC
4.00%, 10/01/2020 (C)	9,554,000	9,944,252

		15,060,108

Industrial Conglomerates - 0.2%
General Electric Co.
1.82% (B), 04/15/2020, MTN	5,100,000	5,154,881

Insurance - 1.2%
CNA Financial Corp.
5.88%, 08/15/2020	6,145,000	6,830,389
Fidelity National Financial, Inc.
6.60%, 05/15/2017	17,177,000	17,411,483
Genworth Holdings, Inc.
6.52%, 05/22/2018, MTN (C)	9,510,000	9,319,800

		33,561,672

Machinery - 0.5%
Caterpillar Financial Services Corp.
1.35%, 05/18/2019, MTN	10,000,000	9,914,620
Stanley Black & Decker, Inc.
2.45%, 11/17/2018	4,500,000	4,550,144

		14,464,764

Media - 3.0%
Cablevision Systems Corp.
7.75%, 04/15/2018	11,397,000	11,995,342
8.63%, 09/15/2017	6,450,000	6,687,876
CBS Corp.
5.75%, 04/15/2020	15,459,000	17,055,405
Charter Communications Operating LLC / Charter Communications Operating Capital
3.58%, 07/23/2020	17,240,000	17,661,690
CSC Holdings LLC
7.63%, 07/15/2018	2,500,000	2,681,250
Sky PLC
9.50%, 11/15/2018 (A)	14,244,000	16,072,930
Walt Disney Co.
1.10%, 12/01/2017, MTN	10,000,000	9,991,340

		82,145,833

Multi-Utilities - 2.2%
Consumers Energy Co.
6.70%, 09/15/2019	10,000,000	11,199,450
Dominion Resources, Inc.
2.96% (E), 07/01/2019	5,274,000	5,344,461
5.20%, 08/15/2019	21,733,000	23,337,721
Public Service Co. of Colorado
5.80%, 08/01/2018	18,201,000	19,265,140

		59,146,772

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels - 0.9%
BP Capital Markets PLC
2.24%, 09/26/2018	$ 6,079,000	$ 6,127,717
Energy Transfer Partners, LP
2.50%, 06/15/2018	7,865,000	7,919,654
Exxon Mobil Corp.
1.71%, 03/01/2019	9,765,000	9,786,434
YPF SA
8.50%, 03/23/2021 (A)	1,743,000	1,888,976

		25,722,781

Pharmaceuticals - 1.1%
Actavis Funding SCS
2.35%, 03/12/2018	15,361,000	15,457,175
Forest Laboratories LLC
4.88%, 02/15/2021 (A) (C)	5,109,000	5,499,982
Johnson & Johnson
1.88%, 12/05/2019	9,938,000	9,990,771

		30,947,928

Real Estate Management & Development - 0.4%
First Industrial, LP
7.50%, 12/01/2017, MTN	11,650,000	12,160,899

Road & Rail - 1.3%
Aviation Capital Group Corp.
2.88%, 01/20/2022 (A)	4,928,289	4,892,076
4.63%, 01/31/2018 (A)	10,284,000	10,553,955
7.13%, 10/15/2020 (A)	18,266,000	21,005,900

		36,451,931

Semiconductors & Semiconductor Equipment - 1.3%
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
2.38%, 01/15/2020 (A)	14,946,000	14,916,123
KLA-Tencor Corp.
2.38%, 11/01/2017	17,635,000	17,698,997
NXP BV / NXP Funding LLC
3.75%, 06/01/2018 (A)	2,000,000	2,035,000

		34,650,120

Software - 1.3%
CDK Global, Inc.
3.80%, 10/15/2019	11,925,000	12,046,516
Microsoft Corp.
1.55%, 08/08/2021	14,950,000	14,471,196
Oracle Corp.
1.90%, 09/15/2021	10,000,000	9,759,760

		36,277,472

Technology Hardware, Storage & Peripherals - 1.3%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
3.48%, 06/01/2019 (A)	19,875,000	20,283,908
Hewlett Packard Enterprise Co.
3.60%, 10/15/2020	15,053,000	15,452,597

		35,736,505

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2017 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Tobacco - 1.0%
Altria Group, Inc.
9.70%, 11/10/2018	$ 12,724,000	$ 14,473,143
RJ Reynolds Tobacco Co.
8.13%, 06/23/2019	11,299,000	12,832,274

		27,305,417

Trading Companies & Distributors - 0.9%
International Lease Finance Corp.
8.25%, 12/15/2020	20,185,000	23,819,915

Wireless Telecommunication Services - 0.8%
Sprint Communications, Inc.
9.00%, 11/15/2018 (A)	9,700,000	10,621,500
Vodafone Group PLC
5.45%, 06/10/2019	10,000,000	10,747,460

		21,368,960

Total Corporate Debt Securities (Cost $1,831,096,830)		1,836,422,525

LOAN ASSIGNMENT - 0.3%
Health Care Providers & Services - 0.3%
Community Health Systems, Inc.
Term Loan G,
3.75% (B), 12/31/2019	8,155,930	7,736,666

Total Loan Assignment (Cost $7,872,267)		7,736,666

MORTGAGE-BACKED SECURITIES - 18.3%
7 WTC Depositor LLC Trust
Series 2012-7WTC, Class A,
4.08%, 03/13/2031 (A)	6,159,021	6,243,920
BAMLL Commercial Mortgage Securities Trust
Series 2014-FL1, Class B,
2.68% (B), 12/15/2031 (A)	10,000,000	10,065,175
Series 2014-INLD, Class C,
3.11% (B), 12/15/2029 (A)	19,900,000	20,167,108
Series 2014-IP, Class D,
2.72% (B), 06/15/2028 (A)	11,000,000	10,905,744
Banc of America Re-REMIC Trust
Series 2010-UB3, Class A4B1,
5.60% (B), 06/15/2049 (A)	2,035,237	2,033,611
BBCMS Trust
Series 2014-BXO, Class C,
2.77% (B), 08/15/2027 (A)	1,981,035	1,966,655
BCAP LLC Trust
Series 2009-RR14, Class 1A1,
6.00% (B), 05/26/2037 (A)	1,308,838	1,334,874
Series 2009-RR6, Class 2A1,
3.12% (B), 08/26/2035 (A)	2,409,346	2,394,359
Series 2010-RR1, Class 12A1,
5.25% (B), 08/26/2036 (A)	1,669,422	1,686,584
Series 2010-RR7, Class 5A6,
5.50%, 10/26/2036 (A)	1,501,012	1,513,809
Series 2012-RR2, Class 7A3,
2.98% (B), 09/26/2035 (A)	1,055,583	1,053,777
Series 2012-RR4, Class 2A5,
2.38% (B), 04/26/2037 (A)	2,087,000	2,088,532
Series 2012-RR5, Class 6A1,
3.24% (B), 10/26/2035 (A)	291,484	291,437
BHMS Mortgage Trust
Series 2014-ATLS, Class CFL,
3.22% (B), 07/05/2033 (A)	15,000,000	15,180,251

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BLCP Hotel Trust
Series 2014-CLRN, Class C,
2.72% (B), 08/15/2029 (A)	$ 10,000,000	$ 9,902,881
CCRESG Commercial Mortgage Trust
Series 2016-HEAT, Class B,
4.11%, 04/10/2029 (A)	2,900,000	2,911,333
Series 2016-HEAT, Class C,
4.92%, 04/10/2029 (A)	3,000,000	3,018,623
CDGJ Commercial Mortgage Trust
Series 2014-BXCH, Class C,
3.27% (B), 12/15/2027 (A)	15,000,000	14,943,656
CGWF Commercial Mortgage Trust
Series 2013-RKWH, Class C,
3.07% (B), 11/15/2030 (A)	20,000,000	20,017,500
Citigroup Mortgage Loan Trust
Series 2010-8, Class 6A6,
4.50%, 12/25/2036 (A)	55,995	55,896
Series 2010-8, Class 6A62,
3.50%, 12/25/2036 (A)	34,552	34,490
Series 2014-A, Class A,
4.00% (B), 01/25/2035 (A)	7,575,160	7,861,110
COMM Mortgage Trust
Series 2014-PAT, Class D,
2.92% (B), 08/13/2027 (A)	15,000,000	14,943,614
Series 2014-PAT, Class E,
3.92% (B), 08/13/2027 (A)	5,000,000	4,987,581
Cosmopolitan Hotel Trust
Series 2016-CSMO, Class C,
3.42% (B), 11/15/2033 (A)	14,700,000	14,819,592
Credit Suisse Commercial Mortgage Trust
Series 2007-C5, Class A4,
5.70% (B), 09/15/2040	4,141,438	4,188,371
CSMC Trust
Series 2010-15R, Class 4A1,
3.50% (B), 04/26/2035 (A)	2,041,678	2,046,891
Series 2010-18R, Class 1A11,
3.01% (B), 08/26/2035 (A)	71,812	71,769
Series 2010-RR2, Class 1B,
5.51% (B), 04/15/2047 (A)	11,000,000	10,990,185
Series 2015-DEAL, Class B,
2.62% (B), 04/15/2029 (A)	16,120,000	16,139,375
Series 2015-DEAL, Class D,
3.87% (B), 04/15/2029 (A)	10,000,000	9,993,731
Series 2015-SAND, Class C,
2.92% (B), 08/15/2030 (A)	4,000,000	3,991,564
GP Portfolio Trust
Series 2014-GPP, Class C,
2.65% (B), 02/15/2027 (A)	13,000,000	13,018,845
Series 2014-GPP, Class D,
3.45% (B), 02/15/2027 (A)	10,000,000	10,006,077
GS Mortgage Securities Corp. Trust
Series 2016-ICE2, Class B,
4.02% (B), 02/15/2033 (A)	11,000,000	11,161,368
GS Mortgage Securities Trust
Series 2013-G1, Class A1,
2.06%, 04/10/2031 (A)	8,234,412	8,008,568
Hyatt Hotel Portfolio Trust
Series 2015-HYT, Class C,
2.87% (B), 11/15/2029 (A)	6,900,000	6,921,551
Impac CMB Trust
Series 2007-A, Class A,
1.02% (B), 05/25/2037 (A)	9,661,027	9,170,267
Jefferies Resecuritization Trust
Series 2009-R2, Class 2A,
3.10% (B), 12/26/2037 (A)	934,396	931,215
Series 2009-R7, Class 11A1,
2.83% (B), 03/26/2037 (A)	777,347	771,458

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2017 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Jefferies Resecuritization Trust (continued)
Series 2009-R7, Class 4A1,
3.21% (B), 09/26/2034 (A)	$ 170,791	$ 170,297
Series 2009-R9, Class 1A1,
2.82% (B), 08/26/2046 (A)	1,666,367	1,674,217
Series 2010-R8, Class 2A1,
3.07%, 10/26/2036 (A)	501,853	502,661
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-DSTY, Class C,
3.80% (B), 06/10/2027 (A)	10,000,000	9,951,335
Series 2014-INN, Class C,
2.47% (B), 06/15/2029 (A)	23,415,000	23,407,631
Series 2016-ASH, Class C,
3.52% (B), 10/15/2034 (A)	6,500,000	6,532,588
JPMorgan Commercial Mortgage-Backed Securities Trust
Series 2009-RR2, Class MLB,
5.74% (B), 06/15/2050 (A)	10,000,000	9,994,335
JPMorgan Resecuritization Trust
Series 2009-11, Class 1A1,
3.49% (B), 02/26/2037 (A)	1,106,046	1,104,722
Series 2010-5, Class 2A2,
4.50% (B), 07/26/2035 (A)	2,057,143	2,073,198
Lehman Brothers Small Balance Commercial Mortgage Trust
Series 2005-1A, Class A,
1.02% (B), 02/25/2030 (A)	4,822,015	4,510,049
MASTR Alternative Loan Trust
Series 2003-4, Class 1A1,
5.00%, 05/25/2018	1,572,378	1,585,857
Morgan Stanley Re-REMIC Trust
Series 2009-GG10, Class A4B,
5.80% (B), 08/12/2045 (A)	17,864,000	17,923,183
Series 2010-R4, Class 3A,
5.50%, 08/26/2047 (A)	3,885,850	3,885,174
Mortgage Equity Conversion Asset Trust
Series 2010-1A, Class A,
4.00%, 07/25/2060 (A)	7,265,855	6,277,698
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (B), 01/25/2054 (A)	4,362,848	4,480,840
Series 2014-3A, Class AFX3,
3.75% (B), 11/25/2054 (A)	5,506,187	5,581,027
Series 2016-4A, Class A1,
3.75% (B), 11/25/2056 (A)	8,124,826	8,334,242
RBSSP Resecuritization Trust
Series 2013-2, Class 2A1,
0.93% (B), 12/20/2036 (A)	10,867,236	10,222,795
SCG Trust
Series 2013-SRP1, Class AJ,
2.72% (B), 11/15/2026 (A)	20,000,000	19,845,162
Series 2013-SRP1, Class B,
3.27% (B), 11/15/2026 (A)	22,500,000	21,595,988
Springleaf Mortgage Loan Trust
Series 2013-2A, Class A,
1.78% (B), 12/25/2065 (A)	1,554,420	1,548,945
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class AJ,
5.47% (B), 08/15/2039	777,518	786,003
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (B), 03/25/2054 (A)	4,189,870	4,226,343
Series 2015-4, Class A1B,
2.75% (B), 04/25/2055 (A)	13,766,063	13,808,479
Series 2016-3, Class A1,
2.25% (B), 08/25/2055 (A)	12,843,515	12,737,845
Series 2016-5, Class A1,
2.50% (B), 10/25/2056 (A)	15,718,096	15,636,772

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
TRU Trust
Series 2016-TOYS, Class A,
3.02% (B), 11/15/2030 (A)	$ 9,961,747	$ 9,986,021
Wells Fargo Mortgage Loan Trust
Series 2010-RR4, Class 1A1,
3.22% (B), 12/27/2046 (A)	1,560,190	1,565,824
Series 2011-RR3, Class A1,
3.42% (B), 03/27/2037 (A)	4,301,562	4,240,109
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-G, Class A1,
2.90% (B), 06/25/2033	496,467	498,660

Total Mortgage-Backed Securities (Cost $505,987,931)		502,521,347

U.S. GOVERNMENT AGENCY OBLIGATION - 0.0% (G)
Federal Home Loan Mortgage Corp.
3.02% (B), 08/01/2037	396,697	418,473

Total U.S. Government Agency Obligation (Cost $402,260)		418,473

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.52% (H)	31,061,617	31,061,617

Total Securities Lending Collateral (Cost $31,061,617)		31,061,617

	Principal	Value
REPURCHASE AGREEMENT - 1.4%
State Street Bank & Trust Co. 0.03% (H), dated 01/31/2017, to be repurchased at $38,580,103 on 02/01/2017. Collateralized by U.S. Government Obligations, 2.50%, due 08/15/2023 - 05/15/2024, and with a total value of $39,356,449.	$ 38,580,071	38,580,071

Total Repurchase Agreement (Cost $38,580,071)		38,580,071

Total Investments (Cost $2,761,271,525) (I)		2,764,002,952
Net Other Assets (Liabilities) - (0.5)%		(12,854,249)

Net Assets - 100.0%		$ 2,751,148,703

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2017 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$347,262,253	$—	$347,262,253
Corporate Debt Securities	—	1,836,422,525	—	1,836,422,525
Loan Assignment	—	7,736,666	—	7,736,666
Mortgage-Backed Securities	—	502,521,347	—	502,521,347
U.S. Government Agency Obligation	—	418,473	—	418,473
Securities Lending Collateral	31,061,617	—	—	31,061,617
Repurchase Agreement	—	38,580,071	—	38,580,071

Total Investments	$31,061,617	$2,732,941,335	$—	$2,764,002,952

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the total value of 144A securities is $1,115,913,708, representing 40.6% of the Fund’s net assets.

(B)	Floating or variable rate securities. The rates disclosed are as of January 31, 2017.
(C)

All or a portion of the securities are on loan. The total value of all securities on loan is $30,436,776. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of January 31, 2017; the maturity dates disclosed are the ultimate maturity dates.
(F)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after January 31, 2017.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Rates disclosed reflect the yields at January 31, 2017.
(I)

Aggregate cost for federal income tax purposes is $2,761,271,525. Aggregate gross unrealized appreciation and depreciation for all securities is $17,351,390 and $14,619,963, respectively. Net unrealized appreciation for tax purposes is $2,731,427.

(J)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2017 Form N-Q

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS

At January 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Aerospace & Defense - 0.7%
Ducommun, Inc. (A)	5,460	$ 161,780
Wesco Aircraft Holdings, Inc. (A)	10,920	165,438

		327,218

Auto Components - 1.5%
Cooper Tire & Rubber Co.	4,125	149,531
Cooper-Standard Holdings, Inc. (A)	1,525	160,552
Stoneridge, Inc. (A)	8,560	140,470
Superior Industries International, Inc.	5,315	122,511
Tower International, Inc.	5,050	132,310

		705,374

Banks - 6.2%
Bank of the Ozarks, Inc.	2,890	158,574
Banner Corp.	2,840	159,381
Cathay General Bancorp	4,060	147,946
Columbia Banking System, Inc.	3,825	152,082
Enterprise Financial Services Corp.	3,945	164,309
Financial Institutions, Inc.	4,225	139,214
First Busey Corp.	4,530	132,503
First Merchants Corp.	4,140	158,686
First Midwest Bancorp, Inc.	6,380	154,907
Heartland Financial USA, Inc.	3,260	152,568
Heritage Financial Corp.	4,805	122,528
LegacyTexas Financial Group, Inc.	3,570	147,512
MB Financial, Inc.	3,480	154,965
Old National Bancorp	8,920	158,330
Preferred Bank	3,030	167,892
S&T Bancorp, Inc.	4,365	164,211
Sandy Spring Bancorp, Inc.	3,765	154,252
TCF Financial Corp.	7,840	136,024
TriCo Bancshares	3,505	129,229

		2,855,113

Biotechnology - 1.3%
AMAG Pharmaceuticals, Inc. (A)	6,635	159,904
Myriad Genetics, Inc. (A)	9,030	146,105
PDL BioPharma, Inc.	61,660	135,652
United Therapeutics Corp. (A)	1,005	164,448

		606,109

Capital Markets - 0.3%
Legg Mason, Inc.	4,860	154,013

Chemicals - 2.4%
A. Schulman, Inc.	4,700	162,150
Cabot Corp.	2,905	160,850
Chemours Co.	6,880	181,770
Huntsman Corp.	7,760	158,226
Innophos Holdings, Inc.	2,885	140,326
Minerals Technologies, Inc.	1,820	145,873
Stepan Co.	2,035	158,954

		1,108,149

Commercial Services & Supplies - 3.2%
ABM Industries, Inc.	3,450	139,346
ACCO Brands Corp. (A)	11,995	152,936
Brady Corp., Class A	4,175	151,761
CECO Environmental Corp.	10,290	135,005
Ennis, Inc.	8,130	137,397

	Shares	Value
COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Essendant, Inc.	7,505	$ 156,779
Knoll, Inc.	5,680	148,305
Quad/Graphics, Inc.	5,945	155,700
Steelcase, Inc., Class A	9,550	160,440
Tetra Tech, Inc.	3,515	153,605

		1,491,274

Communications Equipment - 1.7%
Digi International, Inc. (A)	8,685	113,339
Extreme Networks, Inc. (A)	29,700	164,241
Ixia (A)	9,045	175,925
NETGEAR, Inc. (A)	2,695	153,346
Plantronics, Inc.	2,870	162,385

		769,236

Construction & Engineering - 2.7%
AECOM (A)	4,135	152,706
Aegion Corp., Class A (A)	6,215	144,561
Chicago Bridge & Iron Co. NV, Class Y	4,655	154,592
EMCOR Group, Inc.	2,085	145,304
MYR Group, Inc. (A)	4,045	155,611
Orion Group Holdings, Inc. (A)	14,985	157,342
Quanta Services, Inc. (A)	4,435	159,172
Tutor Perini Corp. (A)	5,655	168,519

		1,237,807

Consumer Finance - 1.2%
EZCORP, Inc., Class A (A)	13,570	134,343
Green Dot Corp., Class A (A)	6,320	169,376
Navient Corp.	8,745	131,525
Nelnet, Inc., Class A	2,580	126,497

		561,741

Containers & Packaging - 1.0%
Greif, Inc., Class A	2,815	162,087
Owens-Illinois, Inc. (A)	8,260	156,114
Sonoco Products Co.	2,925	160,729

		478,930

Diversified Consumer Services - 1.9%
American Public Education, Inc. (A)	4,990	121,257
Capella Education Co.	1,715	146,633
DeVry Education Group, Inc.	4,560	152,760
K12, Inc. (A)	7,880	157,048
Regis Corp. (A)	9,490	132,101
Strayer Education, Inc. (A)	2,000	162,000

		871,799

Diversified Telecommunication Services - 0.6%
Cogent Communications Holdings, Inc.	3,695	154,451
Consolidated Communications Holdings, Inc.	5,155	135,628

		290,079

Electric Utilities - 1.0%
ALLETE, Inc.	2,370	154,880
Hawaiian Electric Industries, Inc.	4,780	160,034
Portland General Electric Co.	3,525	153,725

		468,639

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2017 Form N-Q

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment - 1.0%
General Cable Corp.	8,095	$ 164,329
Powell Industries, Inc.	3,565	137,181
Regal Beloit Corp.	2,040	148,104

		449,614

Electronic Equipment, Instruments & Components - 5.7%
Anixter International, Inc. (A)	1,860	159,030
AVX Corp.	7,605	123,201
Benchmark Electronics, Inc. (A)	4,950	151,470
Celestica, Inc. (A)	12,495	173,431
Insight Enterprises, Inc. (A)	3,770	139,980
Itron, Inc. (A)	2,275	140,368
Jabil Circuit, Inc.	6,595	158,148
Kemet Corp. (A)	24,255	168,330
Methode Electronics, Inc.	3,750	157,687
PCM, Inc. (A)	5,780	129,761
Plexus Corp. (A)	2,945	159,913
Rogers Corp. (A)	1,970	157,502
Sanmina Corp. (A)	4,195	163,395
ScanSource, Inc. (A)	4,035	159,584
Tech Data Corp. (A)	1,845	157,858
TTM Technologies, Inc. (A)	11,095	164,539
Vishay Intertechnology, Inc.	9,235	153,301

		2,617,498

Energy Equipment & Services - 2.3%
Diamond Offshore Drilling, Inc. (A)	8,255	135,217
Ensco PLC, Class A	13,400	146,328
McDermott International, Inc. (A)	20,715	167,792
Oceaneering International, Inc.	5,885	163,897
Rowan Cos. PLC, Class A (A)	7,970	142,822
Transocean, Ltd. (A)	10,125	141,446
Unit Corp. (A)	5,615	145,990

		1,043,492

Equity Real Estate Investment Trusts - 7.0%
Care Capital Properties, Inc.	6,520	161,109
CBL & Associates Properties, Inc.	13,935	151,195
Chatham Lodging Trust	7,625	153,568
Chesapeake Lodging Trust	6,240	159,744
CoreCivic, Inc.	6,060	175,982
DiamondRock Hospitality Co.	14,595	164,486
Government Properties Income Trust (B)	8,100	156,006
Hersha Hospitality Trust, Class A	7,585	151,624
LaSalle Hotel Properties	5,040	152,057
Lexington Realty Trust	14,250	152,760
Medical Properties Trust, Inc.	12,575	160,331
National Health Investors, Inc.	1,905	140,951
Pebblebrook Hotel Trust	5,085	152,092
Piedmont Office Realty Trust, Inc., Class A	7,180	155,950
RLJ Lodging Trust	6,625	153,766
Sabra Healthcare REIT, Inc.	6,085	154,559
Select Income REIT	5,795	144,933
Senior Housing Properties Trust	8,460	161,163
Summit Hotel Properties, Inc.	9,845	155,846
Whitestone REIT	7,875	109,541
Xenia Hotels & Resorts, Inc.	8,005	146,892

		3,214,555

Food & Staples Retailing - 0.9%
SpartanNash Co.	3,830	145,004
United Natural Foods, Inc. (A)	3,200	146,240
Village Super Market, Inc., Class A	3,775	114,345

		405,589

	Shares	Value
COMMON STOCKS (continued)
Food Products - 0.9%
Fresh Del Monte Produce, Inc.	2,450	$ 140,262
Lancaster Colony Corp.	1,075	140,879
Sanderson Farms, Inc. (B)	1,640	149,240

		430,381

Gas Utilities - 0.4%
Southwest Gas Holdings, Inc.	2,055	165,571

Health Care Equipment & Supplies - 4.2%
Analogic Corp.	1,680	130,452
AngioDynamics, Inc. (A)	8,590	138,256
Haemonetics Corp. (A)	3,790	151,069
Halyard Health, Inc. (A)	4,165	160,228
Hill-Rom Holdings, Inc.	2,685	158,066
ICU Medical, Inc., Class B (A)	950	130,245
Lantheus Holdings, Inc. (A)	16,255	138,168
LeMaitre Vascular, Inc.	5,195	117,978
Masimo Corp. (A)	2,170	159,669
Meridian Bioscience, Inc.	9,020	118,162
Natus Medical, Inc. (A)	3,910	152,685
OraSure Technologies, Inc. (A)	17,910	157,966
Orthofix International NV, Series B (A)	3,890	139,807
Surmodics, Inc. (A)	4,400	106,480

		1,959,231

Health Care Providers & Services - 6.5%
Aceto Corp.	7,830	149,475
Addus HomeCare Corp. (A)	3,300	112,695
Amedisys, Inc. (A)	3,795	173,887
BioTelemetry, Inc. (A)	6,755	155,703
Chemed Corp.	935	155,294
Community Health Systems, Inc. (A)	24,140	154,496
Cross Country Healthcare, Inc. (A)	10,235	148,100
HealthSouth Corp.	3,585	139,170
Landauer, Inc.	2,745	140,956
LHC Group, Inc. (A)	3,505	175,706
LifePoint Health, Inc. (A)	2,460	146,001
Magellan Health, Inc. (A)	2,050	153,647
Molina Healthcare, Inc. (A)	2,585	146,621
Owens & Minor, Inc.	4,485	160,922
Patterson Cos., Inc. (B)	3,945	164,151
PharMerica Corp. (A)	6,180	153,264
Tenet Healthcare Corp. (A)	8,750	153,912
Triple-S Management Corp., Class B (A)	4,970	94,977
US Physical Therapy, Inc.	2,300	161,345
WellCare Health Plans, Inc. (A)	1,100	160,094

		3,000,416

Health Care Technology - 1.0%
Allscripts Healthcare Solutions, Inc. (A)	13,075	153,108
HMS Holdings Corp. (A)	7,975	144,826
Quality Systems, Inc. (A)	10,870	163,159

		461,093

Hotels, Restaurants & Leisure - 0.9%
Arcos Dorados Holdings, Inc., Class A (A)	18,880	109,504
Brinker International, Inc.	2,930	130,385
Cheesecake Factory, Inc.	2,785	167,824

		407,713

Household Durables - 1.7%
Beazer Homes USA, Inc. (A)	11,615	165,630
Ethan Allen Interiors, Inc.	4,435	129,059
iRobot Corp. (A)	2,645	160,181

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2017 Form N-Q

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Household Durables (continued)
La-Z-Boy, Inc.	5,465	$ 156,299
SodaStream International, Ltd. (A)	3,900	171,561

		782,730

Household Products - 0.7%
Central Garden & Pet Co. (A)	4,680	153,738
Central Garden & Pet Co., Class A (A)	4,975	153,130

		306,868

Independent Power & Renewable Electricity Producers - 0.4%
NRG Energy, Inc.	11,255	186,158

Insurance - 2.3%
Aspen Insurance Holdings, Ltd.	2,990	168,636
Employers Holdings, Inc.	4,225	154,001
Genworth Financial, Inc., Class A (A)	35,985	120,910
Mercury General Corp.	2,605	164,766
Old Republic International Corp.	7,805	162,344
RenaissanceRe Holdings, Ltd.	1,170	159,494
Safety Insurance Group, Inc.	2,075	148,778

		1,078,929

Internet Software & Services - 1.3%
Bankrate, Inc., Class A (A)	14,360	156,524
Blucora, Inc. (A)	10,545	159,229
Carbonite, Inc. (A)	9,550	164,737
DHI Group, Inc. (A)	17,245	98,297

		578,787

IT Services - 2.4%
Cardtronics PLC, Class A (A)	2,970	162,103
Convergys Corp.	5,135	127,451
CSG Systems International, Inc.	3,075	148,830
Hackett Group, Inc.	6,245	101,481
ManTech International Corp., Class A	3,430	133,564
Perficient, Inc. (A)	7,525	133,418
Sykes Enterprises, Inc. (A)	5,140	143,560
Teradata Corp. (A)	5,045	148,121

		1,098,528

Life Sciences Tools & Services - 2.0%
Bruker Corp.	7,030	166,822
Cambrex Corp. (A)	2,735	143,451
Charles River Laboratories International, Inc. (A)	1,900	153,520
ICON PLC (A)	1,960	164,758
Luminex Corp. (A)	6,970	140,933
PAREXEL International Corp. (A)	2,235	158,439

		927,923

Machinery - 1.4%
Harsco Corp. (A)	11,585	154,660
Oshkosh Corp.	2,255	157,015
Timken Co.	3,620	160,728
Wabash National Corp.	9,255	163,351

		635,754

Media - 0.4%
Meredith Corp.	2,735	167,655

Metals & Mining - 1.5%
Commercial Metals Co.	6,875	140,456
Hudbay Minerals, Inc.	20,175	158,374
Kaiser Aluminum Corp.	1,820	142,797

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining (continued)
Schnitzer Steel Industries, Inc., Class A	5,300	$ 125,345
SunCoke Energy, Inc. (A)	13,180	116,248

		683,220

Mortgage Real Estate Investment Trusts - 3.2%
AG Mortgage Investment Trust, Inc.	8,765	153,563
Anworth Mortgage Asset Corp.	29,990	153,849
ARMOUR Residential REIT, Inc. (B)	6,905	145,143
Blackstone Mortgage Trust, Inc., Class A	5,195	158,396
Chimera Investment Corp.	8,970	158,141
Dynex Capital, Inc.	19,940	133,199
Invesco Mortgage Capital, Inc.	9,610	140,018
MFA Financial, Inc.	19,680	155,275
MTGE Investment Corp.	9,235	146,836
New York Mortgage Trust, Inc.	23,035	147,654

		1,492,074

Multi-Utilities - 0.7%
Avista Corp.	3,720	143,741
MDU Resources Group, Inc.	5,375	157,756

		301,497

Multiline Retail - 0.7%
Big Lots, Inc. (B)	3,070	153,500
Dillard’s, Inc., Class A	2,735	154,363

		307,863

Oil, Gas & Consumable Fuels - 3.5%
Aegean Marine Petroleum Network, Inc.	12,160	134,368
Bill Barrett Corp. (A)	20,720	135,716
Clean Energy Fuels Corp. (A)	52,680	136,441
Cloud Peak Energy, Inc. (A)	28,655	163,047
CONSOL Energy, Inc.	7,745	131,200
Overseas Shipholding Group, Inc., Class A	31,335	153,855
Pacific Ethanol, Inc. (A)	18,425	130,818
Renewable Energy Group, Inc. (A)	15,605	135,764
Teekay Corp. (B)	18,015	181,051
Teekay Tankers, Ltd., Class A	65,510	160,499
World Fuel Services Corp.	3,100	137,888

		1,600,647

Paper & Forest Products - 1.3%
Domtar Corp.	3,700	161,653
KapStone Paper and Packaging Corp.	6,850	164,263
Mercer International, Inc.	11,435	136,648
Schweitzer-Mauduit International, Inc.	3,385	150,057

		612,621

Personal Products - 0.6%
Medifast, Inc.	3,555	149,914
Nu Skin Enterprises, Inc., Class A	2,875	149,155

		299,069

Pharmaceuticals - 0.9%
Endo International PLC (A) (B)	10,020	122,645
Horizon Pharma PLC (A)	8,470	138,654
SciClone Pharmaceuticals, Inc. (A)	14,920	151,438

		412,737

Professional Services - 2.7%
Acacia Research Corp. (A)	20,330	118,931
CRA International, Inc.	3,345	111,154
FTI Consulting, Inc. (A)	3,485	146,858
Heidrick & Struggles International, Inc.	4,965	110,968
ICF International, Inc. (A)	2,795	145,340

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2017 Form N-Q

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Professional Services (continued)
Insperity, Inc.	1,940	$ 138,710
Kelly Services, Inc., Class A	6,430	143,968
ManpowerGroup, Inc.	1,700	162,282
Resources Connection, Inc.	9,385	156,729

		1,234,940

Road & Rail - 0.7%
ArcBest Corp.	5,085	160,686
YRC Worldwide, Inc. (A)	11,995	179,085

		339,771

Semiconductors & Semiconductor Equipment - 2.4%
Alpha & Omega Semiconductor, Ltd. (A)	6,675	135,836
Entegris, Inc. (A)	8,380	157,125
Kulicke & Soffa Industries, Inc. (A)	10,170	178,789
Nanometrics, Inc. (A)	6,350	163,259
Rudolph Technologies, Inc. (A)	6,740	154,683
Silicon Laboratories, Inc. (A)	2,195	143,114
Teradyne, Inc.	6,125	173,827

		1,106,633

Software - 0.3%
CommVault Systems, Inc. (A)	2,860	140,426

Specialty Retail - 6.4%
Aaron’s, Inc.	4,725	146,192
Abercrombie & Fitch Co., Class A	12,785	148,434
American Eagle Outfitters, Inc.	8,965	135,461
Big 5 Sporting Goods Corp. (B)	9,375	144,375
Chico’s FAS, Inc.	9,970	134,495
Children’s Place, Inc.	1,420	137,740
Citi Trends, Inc.	5,405	86,750
DSW, Inc., Class A	6,505	137,646
Express, Inc. (A)	14,195	150,893
Finish Line, Inc., Class A	8,585	147,662
Francesca’s Holdings Corp. (A)	8,815	153,734
Genesco, Inc. (A)	2,230	134,246
Hibbett Sports, Inc. (A)	4,430	146,190
Rent-A-Center, Inc. (B)	13,215	118,406
Select Comfort Corp. (A)	6,340	127,941
Shoe Carnival, Inc.	6,390	163,392
Tilly’s, Inc., A Shares (A)	12,090	162,006
Urban Outfitters, Inc. (A)	5,555	147,430
Vitamin Shoppe, Inc. (A)	6,510	140,942
Williams-Sonoma, Inc., Class A (B)	3,045	146,799
Zumiez, Inc. (A)	6,405	128,420

		2,939,154

Technology Hardware, Storage & Peripherals - 0.7%
Logitech International SA	6,070	174,027
NCR Corp. (A)	3,935	169,284

		343,311

Textiles, Apparel & Luxury Goods - 1.3%
Iconix Brand Group, Inc. (A)	15,270	157,128
Movado Group, Inc.	5,645	153,262
Perry Ellis International, Inc. (A)	5,810	137,058
Vera Bradley, Inc. (A)	12,860	147,376

		594,824

Thrifts & Mortgage Finance - 1.4%
First Defiance Financial Corp., Class A	2,295	111,216
Flagstar Bancorp, Inc. (A)	5,580	143,797
HomeStreet, Inc. (A)	4,950	129,690

	Shares	Value
COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
United Financial Bancorp, Inc.	6,615	$ 119,401
Washington Federal, Inc.	4,690	154,066

		658,170

Trading Companies & Distributors - 1.1%
Applied Industrial Technologies, Inc.	2,480	149,916
Rush Enterprises, Inc., Class A (A)	5,190	169,972
WESCO International, Inc. (A)	2,325	164,378

		484,266

Wireless Telecommunication Services - 0.3%
Telephone & Data Systems, Inc.	5,070	155,396

Total Common Stocks (Cost $40,274,498)		45,550,585

SECURITIES LENDING COLLATERAL - 3.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.52% (C)	1,519,454	1,519,454

Total Securities Lending Collateral (Cost $1,519,454)		1,519,454

	Principal	Value
REPURCHASE AGREEMENT - 1.4%
State Street Bank & Trust Co. 0.03% (C), dated 01/31/2017, to be repurchased at $641,940 on 02/01/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2019, and with a value of $655,740.	$ 641,940	641,940

Total Repurchase Agreement (Cost $641,940)		641,940

Total Investments (Cost $42,435,892) (D)		47,711,979
Net Other Assets (Liabilities) - (3.5)%		(1,611,428)

Net Assets - 100.0%		$ 46,100,551

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2017 Form N-Q

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$45,550,585	$—	$—	$45,550,585
Securities Lending Collateral	1,519,454	—	—	1,519,454
Repurchase Agreement	—	641,940	—	641,940

Total Investments	$47,070,039	$641,940	$—	$47,711,979

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $1,481,317. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rates disclosed reflect the yields at January 31, 2017.
(D)

Aggregate cost for federal income tax purposes is $42,435,892. Aggregate gross unrealized appreciation and depreciation for all securities is $6,627,656 and $1,351,569, respectively. Net unrealized appreciation for tax purposes is $5,276,087.

(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2017 Form N-Q

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS

At January 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 96.5%
Auto Components - 3.9%
Dorman Products, Inc. (A)	20,760	$ 1,432,855
LCI Industries	13,450	1,476,138

		2,908,993

Banks - 10.3%
CenterState Banks, Inc.	38,920	949,259
LegacyTexas Financial Group, Inc.	18,150	749,958
Pinnacle Financial Partners, Inc.	22,130	1,479,390
PrivateBancorp, Inc., Class A	21,225	1,160,159
South State Corp.	24,692	2,207,465
Texas Capital Bancshares, Inc. (A)	12,880	1,062,600

		7,608,831

Biotechnology - 3.5%
Eagle Pharmaceuticals, Inc. (A)	15,350	1,062,374
Repligen Corp. (A)	51,430	1,544,957

		2,607,331

Commercial Services & Supplies - 1.9%
Knoll, Inc.	53,695	1,401,976

Diversified Telecommunication Services - 1.9%
Cogent Communications Holdings, Inc.	32,935	1,376,683

Food Products - 4.3%
B&G Foods, Inc.	33,570	1,488,830
Calavo Growers, Inc. (B)	17,490	967,197
J&J Snack Foods Corp.	5,920	755,214

		3,211,241

Health Care Equipment & Supplies - 5.5%
Cantel Medical Corp.	15,110	1,169,665
Neogen Corp. (A)	21,440	1,415,898
Vascular Solutions, Inc. (A)	26,230	1,467,568

		4,053,131

Health Care Providers & Services - 0.9%
Aceto Corp.	33,605	641,519

Health Care Technology - 3.7%
Cotiviti Holdings, Inc. (A) (B)	43,420	1,470,201
Medidata Solutions, Inc. (A)	25,740	1,275,160

		2,745,361

Hotels, Restaurants & Leisure - 5.2%
Chuy’s Holdings, Inc. (A)	34,570	1,016,358
Popeyes Louisiana Kitchen, Inc. (A)	20,920	1,321,935
Sonic Corp.	59,024	1,469,697

		3,807,990

Internet Software & Services - 4.6%
LogMeIn, Inc.	20,060	2,168,486
SPS Commerce, Inc. (A)	17,560	1,211,640

		3,380,126

IT Services - 2.2%
MAXIMUS, Inc., Class A	29,010	1,599,611

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services - 7.7%
Cambrex Corp. (A)	34,300	$ 1,799,035
ICON PLC (A)	18,275	1,536,197
PRA Health Sciences, Inc. (A)	39,490	2,313,719

		5,648,951

Oil, Gas & Consumable Fuels - 5.0%
Callon Petroleum Co. (A)	96,855	1,479,945
Oasis Petroleum, Inc. (A)	104,438	1,476,753
PDC Energy, Inc. (A)	10,360	766,018

		3,722,716

Personal Products - 1.5%
Inter Parfums, Inc.	32,325	1,102,282

Pharmaceuticals - 4.7%
Prestige Brands Holdings, Inc. (A)	27,715	1,462,243
Supernus Pharmaceuticals, Inc. (A)	74,650	2,019,283

		3,481,526

Professional Services - 5.1%
CEB, Inc.	21,750	1,662,788
WageWorks, Inc. (A)	28,710	2,071,426

		3,734,214

Road & Rail - 2.8%
Knight Transportation, Inc.	20,630	689,042
Saia, Inc. (A)	28,280	1,358,854

		2,047,896

Semiconductors & Semiconductor Equipment - 5.1%
CEVA, Inc. (A)	35,415	1,251,920
Inphi Corp. (A)	23,835	1,092,120
MaxLinear, Inc., Class A (A)	23,548	602,358
Silicon Laboratories, Inc. (A)	12,120	790,224

		3,736,622

Software - 10.0%
BroadSoft, Inc. (A)	38,380	1,611,960
Callidus Software, Inc. (A)	41,339	762,705
Ellie Mae, Inc. (A)	18,300	1,514,142
Pegasystems, Inc.	56,180	2,179,784
Qualys, Inc. (A)	37,060	1,330,454

		7,399,045

Specialty Retail - 1.7%
Monro Muffler Brake, Inc.	20,850	1,248,915

Textiles, Apparel & Luxury Goods - 3.7%
G-III Apparel Group, Ltd. (A)	32,826	862,011
Steven Madden, Ltd., Class B (A)	53,960	1,899,392

		2,761,403

Trading Companies & Distributors - 1.3%
SiteOne Landscape Supply, Inc. (A)	25,895	994,886

Total Common Stocks (Cost $50,446,618)		71,221,249

SECURITIES LENDING COLLATERAL - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.52% (C)	518,189	518,189

Total Securities Lending Collateral (Cost $518,189)		518,189

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2017 Form N-Q

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 5.2%

State Street Bank & Trust Co. 0.03% (C), dated 01/31/2017, to be repurchased at $3,867,913 on 02/01/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2019, and with a value of $3,950,178.

$ 3,867,909	$ 3,867,909

Total Repurchase Agreement (Cost $3,867,909)	3,867,909

Total Investments (Cost $54,832,716) (D)	75,607,347
Net Other Assets (Liabilities) - (2.4)%	(1,756,750)

Net Assets - 100.0%	$ 73,850,597

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2017 Form N-Q

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$71,221,249	$—	$—	$71,221,249
Securities Lending Collateral	518,189	—	—	518,189
Repurchase Agreement	—	3,867,909	—	3,867,909

Total Investments	$71,739,438	$3,867,909	$—	$75,607,347

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $505,475. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rates disclosed reflect the yields at January 31, 2017.
(D)

Aggregate cost for federal income tax purposes is $54,832,716. Aggregate gross unrealized appreciation and depreciation for all securities is $21,079,015 and $304,384, respectively. Net unrealized appreciation for tax purposes is $20,774,631.

(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2017 Form N-Q

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 97.1%
Airlines - 1.0%
Hawaiian Holdings, Inc. (A)	53,390	$ 2,720,220

Auto Components - 2.9%
Fox Factory Holding Corp. (A)	141,960	3,676,764
Tenneco, Inc. (A)	58,970	3,977,526

		7,654,290

Banks - 18.3%
1st Source Corp.	44,660	2,014,613
Associated Banc-Corp.	165,605	4,189,806
Banc of California, Inc.	109,900	1,736,420
Berkshire Hills Bancorp, Inc.	106,100	3,755,940
Cathay General Bancorp	94,305	3,436,474
Customers Bancorp, Inc. (A)	143,390	4,941,219
Enterprise Financial Services Corp.	58,950	2,455,268
FB Financial Corp. (A) (B)	90,543	2,305,225
First Citizens BancShares, Inc., Class A	10,490	3,847,103
First Merchants Corp.	84,210	3,227,769
Hanmi Financial Corp., Class B	107,020	3,547,713
Popular, Inc.	103,295	4,589,397
Preferred Bank	46,590	2,581,552
TriCo Bancshares	76,907	2,835,561
Valley National Bancorp	312,720	3,787,039

		49,251,099

Biotechnology - 0.8%
Retrophin, Inc. (A)	108,345	2,125,729

Building Products - 0.9%
Griffon Corp.	97,119	2,471,679

Capital Markets - 5.6%
Donnelley Financial Solutions, Inc. (A)	191,430	4,609,634
Evercore Partners, Inc., Class A	60,630	4,695,794
KCG Holdings, Inc., Class A (A)	184,700	2,580,259
Piper Jaffray Cos. (A)	43,780	3,086,490

		14,972,177

Chemicals - 1.1%
Rayonier Advanced Materials, Inc. (B)	214,865	2,915,718

Commercial Services & Supplies - 1.3%
Multi-Color Corp.	44,345	3,423,434

Construction & Engineering - 1.7%
EMCOR Group, Inc.	45,785	3,190,757
Tutor Perini Corp. (A)	46,990	1,400,302

		4,591,059

Construction Materials - 1.4%
US Concrete, Inc. (A) (B)	58,380	3,823,890

Containers & Packaging - 1.4%
Owens-Illinois, Inc. (A)	202,650	3,830,085

Electric Utilities - 0.9%
Spark Energy, Inc., Class A (B)	91,510	2,365,534

Electronic Equipment, Instruments & Components - 6.4%
ePlus, Inc. (A)	38,344	4,296,445
Orbotech, Ltd. (A)	126,134	4,400,815
Sanmina Corp. (A)	101,014	3,934,496
Vishay Intertechnology, Inc.	283,495	4,706,017

		17,337,773

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services - 3.2%
Dril-Quip, Inc., Class A (A) (B)	40,420	$ 2,514,124
Rowan Cos. PLC, Class A (A)	169,825	3,043,264
Unit Corp. (A)	119,560	3,108,560

		8,665,948

Equity Real Estate Investment Trusts - 9.4%
CareTrust REIT, Inc.	299,910	4,546,636
DuPont Fabros Technology, Inc.	78,280	3,716,734
First Industrial Realty Trust, Inc.	133,890	3,461,057
Lexington Realty Trust	432,900	4,640,688
Summit Hotel Properties, Inc.	307,640	4,869,941
Xenia Hotels & Resorts, Inc.	225,670	4,141,044

		25,376,100

Gas Utilities - 2.6%
ONE Gas, Inc.	44,127	2,851,487
Southwest Gas Holdings, Inc.	49,570	3,993,855

		6,845,342

Health Care Providers & Services - 1.3%
HealthSouth Corp.	91,055	3,534,755

Hotels, Restaurants & Leisure - 1.6%
Bloomin’ Brands, Inc.	171,220	2,929,574
Ruth’s Hospitality Group, Inc.	81,375	1,395,581

		4,325,155

Household Durables - 0.8%
LGI Homes, Inc. (A) (B)	72,832	2,262,162

Household Products - 1.4%
Central Garden & Pet Co., Class A (A)	124,850	3,842,883

Insurance - 3.5%
CNO Financial Group, Inc.	250,940	4,745,276
Federated National Holding Co.	111,630	2,047,294
Selective Insurance Group, Inc.	64,222	2,678,057

		9,470,627

IT Services - 2.2%
Convergys Corp.	125,579	3,116,871
CoreLogic, Inc. (A)	78,138	2,755,927

		5,872,798

Leisure Products - 1.2%
Nautilus, Inc., Class A (A)	187,111	3,246,376

Life Sciences Tools & Services - 1.5%
INC Research Holdings, Inc., Class A (A)	75,780	4,016,340

Machinery - 5.7%
Greenbrier Cos., Inc.	97,125	4,249,218
Harsco Corp. (A)	238,020	3,177,567
Timken Co.	93,185	4,137,414
Wabash National Corp.	213,435	3,767,128

		15,331,327

Media - 1.2%
AMC Entertainment Holdings, Inc., Class A	96,710	3,263,962

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2017 Form N-Q

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining - 0.9%
AK Steel Holding Corp. (A)	299,640	$ 2,421,091

Multi-Utilities - 1.4%
Black Hills Corp. (B)	61,745	3,862,150

Multiline Retail - 1.2%
Big Lots, Inc. (B)	66,240	3,312,000

Pharmaceuticals - 1.0%
Prestige Brands Holdings, Inc. (A)	52,205	2,754,336

Road & Rail - 1.4%
Swift Transportation Co., Class A (A) (B)	169,530	3,870,370

Semiconductors & Semiconductor Equipment - 2.7%
Cirrus Logic, Inc. (A)	56,140	3,386,365
Rudolph Technologies, Inc. (A)	168,976	3,877,999

		7,264,364

Specialty Retail - 0.8%
Urban Outfitters, Inc. (A)	83,085	2,205,076

Thrifts & Mortgage Finance - 6.9%
Dime Community Bancshares, Inc.	143,065	3,061,591
First Defiance Financial Corp., Class A	56,026	2,715,020
HomeStreet, Inc. (A)	130,800	3,426,960
MGIC Investment Corp. (A)	419,350	4,466,078
Washington Federal, Inc.	149,945	4,925,693

		18,595,342

Trading Companies & Distributors - 1.5%
MRC Global, Inc. (A)	195,580	4,019,169

Total Common Stocks (Cost $217,423,953)		261,840,360

MASTER LIMITED PARTNERSHIPS - 2.2%
Energy Equipment & Services - 1.0%
Archrock Partners, LP	154,380	2,700,106

Oil, Gas & Consumable Fuels - 1.2%
Tallgrass Energy Partners, LP	62,415	3,088,294

Total Master Limited Partnerships (Cost $4,774,067)		5,788,400

SECURITIES LENDING COLLATERAL - 7.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.52% (C)	19,738,416	19,738,416

Total Securities Lending Collateral (Cost $19,738,416)		19,738,416

	Principal	Value
REPURCHASE AGREEMENT - 0.4%

State Street Bank & Trust Co. 0.03% (C), dated 01/31/2017, to be repurchased at $1,009,455 on 02/01/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2019, and with a value of $1,033,446.

	$ 1,009,454	$ 1,009,454

Total Repurchase Agreement (Cost $1,009,454)		1,009,454

Total Investments (Cost $242,945,890) (D)		288,376,630
Net Other Assets (Liabilities) - (7.0)%		(18,817,575)

Net Assets - 100.0%		$ 269,559,055

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2017 Form N-Q

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$261,840,360	$—	$—	$261,840,360
Master Limited Partnerships	5,788,400	—	—	5,788,400
Securities Lending Collateral	19,738,416	—	—	19,738,416
Repurchase Agreement	—	1,009,454	—	1,009,454

Total Investments	$287,367,176	$1,009,454	$—	$288,376,630

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $19,256,949. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rates disclosed reflect the yields at January 31, 2017.
(D)

Aggregate cost for federal income tax purposes is $242,945,890. Aggregate gross unrealized appreciation and depreciation for all securities is $47,568,635 and $2,137,895, respectively. Net unrealized appreciation for tax purposes is $45,430,740.

(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2017 Form N-Q

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 97.4%
Aerospace & Defense - 0.7%
Aerovironment, Inc. (A)	70,339	$ 1,842,178
Curtiss-Wright Corp.	17,850	1,750,371
Orbital ATK, Inc.	27,062	2,353,041

		5,945,590

Airlines - 1.7%
Alaska Air Group, Inc.	81,300	7,627,566
JetBlue Airways Corp. (A)	364,600	7,149,806

		14,777,372

Auto Components - 0.6%
Dana, Inc.	7,000	140,980
Gentex Corp.	74,700	1,560,483
Stoneridge, Inc. (A)	80,000	1,312,800
Visteon Corp. (A)	27,750	2,485,567

		5,499,830

Banks - 6.8%
Berkshire Hills Bancorp, Inc.	95,831	3,392,417
CIT Group, Inc.	247,600	10,198,644
First Citizens BancShares, Inc., Class A	18,813	6,899,480
First Community Bancshares, Inc.	151,940	4,421,454
First Republic Bank, Class A	25,500	2,405,415
Hanmi Financial Corp., Class B	70,500	2,337,075
Hope Bancorp, Inc.	97,882	2,046,713
Lakeland Bancorp, Inc., Class A	274,000	5,082,700
Sandy Spring Bancorp, Inc.	115,000	4,711,550
Sterling Bancorp	205,500	4,901,175
Umpqua Holdings Corp.	144,000	2,636,640
Union Bankshares Corp.	49,100	1,804,916
United Community Banks, Inc.	104,000	2,925,520
Washington Trust Bancorp, Inc.	38,571	2,102,119
Webster Financial Corp.	48,000	2,520,960

		58,386,778

Biotechnology - 0.8%
United Therapeutics Corp. (A)	40,300	6,594,289

Building Products - 1.8%
American Woodmark Corp. (A)	20,000	1,424,000
Caesarstone, Ltd. (A) (B)	161,000	4,886,350
Continental Building Products, Inc. (A)	220,000	5,115,000
Gibraltar Industries, Inc. (A)	20,000	878,000
Insteel Industries, Inc.	36,800	1,363,072
JELD-WEN Holding, Inc. (A)	60,900	1,648,563

		15,314,985

Capital Markets - 1.2%
Janus Capital Group, Inc.	130,200	1,627,500
Legg Mason, Inc.	63,600	2,015,484
Piper Jaffray Cos. (A)	44,000	3,102,000
Stifel Financial Corp. (A)	56,000	2,818,480
Waddell & Reed Financial, Inc., Class A	32,500	586,625

		10,150,089

Chemicals - 0.8%
Albemarle Corp.	34,200	3,168,288
Chase Corp.	11,500	1,012,000
Trinseo SA	39,500	2,557,625

		6,737,913

	Shares	Value
COMMON STOCKS (continued)
Commercial Services & Supplies - 0.7%
HNI Corp.	44,500	$ 2,243,245
Knoll, Inc.	54,000	1,409,940
Tetra Tech, Inc.	52,500	2,294,250

		5,947,435

Communications Equipment - 1.8%
ARRIS International PLC (A)	219,764	6,280,855
EchoStar Corp., Class A (A)	49,226	2,507,080
Harmonic, Inc. (A)	216,000	1,144,800
KVH Industries, Inc. (A)	312,900	3,254,160
NETGEAR, Inc. (A)	36,000	2,048,400

		15,235,295

Construction & Engineering - 1.4%
Comfort Systems USA, Inc., Class A	87,000	2,944,950
EMCOR Group, Inc.	56,000	3,902,640
Granite Construction, Inc.	54,000	3,031,020
KBR, Inc.	126,910	2,158,739

		12,037,349

Construction Materials - 0.2%
US Concrete, Inc. (A) (B)	21,550	1,411,525

Diversified Consumer Services - 0.9%
H&R Block, Inc.	357,000	7,661,220

Diversified Financial Services - 0.7%
Leucadia National Corp.	111,700	2,664,045
Voya Financial, Inc.	87,576	3,522,307

		6,186,352

Electric Utilities - 5.5%
Alliant Energy Corp.	172,900	6,509,685
FirstEnergy Corp.	517,900	15,702,728
PPL Corp.	482,200	16,799,848
Spark Energy, Inc., Class A (B)	15,840	409,464
Xcel Energy, Inc.	186,700	7,714,444

		47,136,169

Electrical Equipment - 0.4%
Regal Beloit Corp.	50,000	3,630,000

Electronic Equipment, Instruments & Components - 4.1%
Avnet, Inc.	132,359	6,146,752
Belden, Inc.	22,500	1,720,575
Benchmark Electronics, Inc. (A)	30,000	918,000
Coherent, Inc. (A)	34,500	5,441,685
Control4 Corp. (A)	518,500	5,589,430
Daktronics, Inc.	22,500	228,600
Methode Electronics, Inc.	26,500	1,114,325
Orbotech, Ltd. (A)	195,500	6,820,995
Universal Display Corp., Class A (A) (B)	64,000	4,224,000
Vishay Intertechnology, Inc. (B)	177,000	2,938,200

		35,142,562

Energy Equipment & Services - 0.4%
Transocean, Ltd. (A)	275,500	3,848,735

Equity Real Estate Investment Trusts - 5.1%
Brandywine Realty Trust	206,500	3,324,650
Communications Sales & Leasing, Inc.	195,778	5,145,046
Community Healthcare Trust, Inc.	149,500	3,224,715
Crown Castle International Corp.	90,800	7,974,964
DiamondRock Hospitality Co.	331,000	3,730,370

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2017 Form N-Q

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Gaming and Leisure Properties, Inc.	85,900	$ 2,717,017
Lexington Realty Trust	204,500	2,192,240
Liberty Property Trust, Series C	64,500	2,476,155
National Retail Properties, Inc.	39,000	1,700,400
Physicians Realty Trust	183,000	3,394,650
Piedmont Office Realty Trust, Inc., Class A	63,500	1,379,220
Sabra Healthcare REIT, Inc.	43,500	1,104,900
Summit Hotel Properties, Inc.	319,500	5,057,685

		43,422,012

Food & Staples Retailing - 2.3%
Casey’s General Stores, Inc.	69,300	7,962,570
Whole Foods Market, Inc.	388,600	11,743,492

		19,706,062

Food Products - 1.1%
Kellogg Co.	125,800	9,146,918

Health Care Equipment & Supplies - 1.6%
AngioDynamics, Inc. (A)	102,500	1,649,737
DENTSPLY SIRONA, Inc.	205,500	11,651,850

		13,301,587

Health Care Providers & Services - 5.8%
AmerisourceBergen Corp., Class A	153,500	13,397,480
AMN Healthcare Services, Inc. (A)	35,050	1,256,543
Cardinal Health, Inc.	150,800	11,303,968
Centene Corp. (A)	25,502	1,613,512
HealthSouth Corp.	61,000	2,368,020
Laboratory Corp. of America Holdings (A)	66,800	8,965,228
MEDNAX, Inc. (A)	77,370	5,288,239
PharMerica Corp. (A)	86,000	2,132,800
WellCare Health Plans, Inc. (A)	21,700	3,158,218

		49,484,008

Health Care Technology - 0.3%
Omnicell, Inc. (A)	61,500	2,207,850

Hotels, Restaurants & Leisure - 0.4%
Churchill Downs, Inc.	23,800	3,411,730

Household Durables - 0.9%
Harman International Industries, Inc.	26,200	2,912,392
Helen of Troy, Ltd. (A)	27,000	2,519,100
La-Z-Boy, Inc.	78,000	2,230,800

		7,662,292

Household Products - 0.4%
Spectrum Brands Holdings, Inc., Class A (B)	27,000	3,601,530

Independent Power & Renewable Electricity Producers - 0.9%
AES Corp.	672,400	7,692,256

Insurance - 10.1%
Alleghany Corp. (A)	12,600	7,705,782
Allstate Corp.	85,200	6,407,892
Aspen Insurance Holdings, Ltd.	48,400	2,729,760
Brown & Brown, Inc.	56,300	2,371,919
Fairfax Financial Holdings, Ltd.	15,800	7,399,535
FNF Group	391,700	13,850,512
Loews Corp.	160,300	7,466,774
Markel Corp. (A)	2,800	2,590,000
Progressive Corp.	288,500	10,801,440
Selective Insurance Group, Inc.	145,000	6,046,500
United Fire Group, Inc.	129,993	6,135,670

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Validus Holdings, Ltd.	44,500	$ 2,536,500
Willis Towers Watson PLC	80,900	10,123,017

		86,165,301

Internet & Direct Marketing Retail - 1.5%
Liberty Expedia Holdings, Inc., Class A (A)	175,900	7,741,359
Liberty Ventures, Series A (A)	85,873	3,748,356
Nutrisystem, Inc.	31,000	1,024,550

		12,514,265

Internet Software & Services - 0.3%
IAC/InterActiveCorp (A)	37,000	2,545,970

IT Services - 2.0%
Amdocs, Ltd.	84,400	4,955,124
Global Payments, Inc.	32,800	2,534,784
Leidos Holdings, Inc.	51,400	2,483,648
Sykes Enterprises, Inc. (A)	60,500	1,689,765
Western Union Co.	296,000	5,795,680

		17,459,001

Life Sciences Tools & Services - 0.6%
Bio-Rad Laboratories, Inc., Class A (A)	28,100	5,341,248

Machinery - 2.6%
Actuant Corp., Class A	45,100	1,179,365
Altra Industrial Motion Corp.	63,500	2,368,550
Columbus McKinnon Corp.	23,242	638,922
Douglas Dynamics, Inc.	84,000	2,839,200
ITT, Inc.	173,741	7,100,795
Mueller Industries, Inc.	78,500	3,160,410
Oshkosh Corp.	24,500	1,705,935
Watts Water Technologies, Inc., Class A	43,500	2,871,000

		21,864,177

Media - 5.8%
AMC Networks, Inc., Class A (A)	221,687	12,713,749
Discovery Communications, Inc., Class C (A)	225,581	6,250,850
DISH Network Corp., Class A (A)	43,700	2,585,729
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	251,773	9,036,133
Lions Gate Entertainment Corp., Class B (A) (B)	51,219	1,372,157
Madison Square Garden Co., Class A (A)	30,464	5,351,611
MSG Networks, Inc., Class A (A)	117,455	2,724,956
News Corp., Class A	761,000	9,352,690

		49,387,875

Metals & Mining - 0.2%
Kaiser Aluminum Corp.	26,500	2,079,190

Mortgage Real Estate Investment Trusts - 1.5%
Annaly Capital Management, Inc.	1,237,942	12,651,767

Multi-Utilities - 2.7%
CMS Energy Corp.	120,400	5,129,040
NorthWestern Corp.	91,000	5,197,010
SCANA Corp.	107,400	7,378,380
WEC Energy Group, Inc.	88,700	5,237,735

		22,942,165

Oil, Gas & Consumable Fuels - 3.3%
Alon USA Energy, Inc.	75,000	844,500
Antero Resources Corp. (A)	248,600	6,068,326
Callon Petroleum Co. (A)	154,000	2,353,120
Gulfport Energy Corp. (A)	112,800	2,357,520

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2017 Form N-Q

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp.	102,900	$ 4,944,345
Range Resources Corp.	143,600	4,644,024
REX American Resources Corp., Class A (A)	30,000	2,490,900
Valero Energy Corp.	40,600	2,669,856
Western Refining, Inc.	50,500	1,768,005

		28,140,596

Paper & Forest Products - 0.6%
Domtar Corp.	87,050	3,803,215
P.H. Glatfelter Co.	64,000	1,562,240

		5,365,455

Pharmaceuticals - 0.2%
Nektar Therapeutics (A)	165,533	2,004,605

Professional Services - 0.8%
FTI Consulting, Inc. (A)	19,500	821,730
Heidrick & Struggles International, Inc.	131,000	2,927,850
On Assignment, Inc. (A)	63,000	2,852,640

		6,602,220

Real Estate Management & Development - 0.6%
CBRE Group, Inc., Class A (A)	172,600	5,240,136

Road & Rail - 0.5%
AMERCO	11,400	4,294,038

Semiconductors & Semiconductor Equipment - 3.8%
Brooks Automation, Inc., Class A	175,000	3,048,500
Cohu, Inc.	161,500	2,131,800
Entegris, Inc. (A)	172,000	3,225,000
First Solar, Inc. (A)	200,300	6,247,357
KLA-Tencor Corp.	44,400	3,778,884
Lam Research Corp.	21,900	2,515,434
MKS Instruments, Inc.	48,800	3,215,920
Qorvo, Inc. (A)	42,374	2,720,835
Silicon Motion Technology Corp., ADR	82,000	3,206,200
Xcerra Corp. (A)	357,000	2,706,060

		32,795,990

Software - 3.4%
CA, Inc.	125,100	3,911,877
Citrix Systems, Inc. (A)	57,500	5,243,425
Dell Technologies, Inc., Class V (A)	189,300	11,924,007
Synopsys, Inc. (A)	102,500	6,446,225
TiVo Corp. (A)	68,198	1,288,942

		28,814,476

Specialty Retail - 1.9%
Abercrombie & Fitch Co., Class A	116,000	1,346,760
American Eagle Outfitters, Inc.	277,000	4,185,470
Bed Bath & Beyond, Inc.	189,900	7,662,465
Express, Inc. (A)	93,000	988,590
Foot Locker, Inc.	31,000	2,124,740
Guess?, Inc. (B)	10,500	134,085

		16,442,110

Technology Hardware, Storage & Peripherals - 1.7%
NetApp, Inc.	207,900	7,966,728
Western Digital Corp.	79,700	6,354,481

		14,321,209

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 1.7%
Fossil Group, Inc. (A)	196,000	$ 5,011,720
Michael Kors Holdings, Ltd. (A)	179,600	7,688,676
Steven Madden, Ltd., Class B (A)	55,350	1,948,320

		14,648,716

Thrifts & Mortgage Finance - 2.0%
Dime Community Bancshares, Inc.	136,000	2,910,400
Oritani Financial Corp.	60,500	1,049,675
Provident Financial Services, Inc.	115,000	3,044,050
TrustCo Bank Corp.	162,500	1,365,000
United Financial Bancorp, Inc.	233,658	4,217,527
Washington Federal, Inc.	149,000	4,894,650

		17,481,302

Trading Companies & Distributors - 0.3%
AerCap Holdings NV (A)	58,800	2,603,076

Total Common Stocks (Cost $703,037,453)		832,984,621

SECURITIES LENDING COLLATERAL - 1.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.52% (C)	12,135,723	12,135,723

Total Securities Lending Collateral (Cost $12,135,723)		12,135,723

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
State Street Bank & Trust Co. 0.03% (C), dated 01/31/2017, to be repurchased at $5,711,830 on 02/01/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2019, and with a value of $5,828,217.	$ 5,711,825	5,711,825

Total Repurchase Agreement (Cost $5,711,825)		5,711,825

Total Investments (Cost $720,885,001) (D)		850,832,169
Net Other Assets (Liabilities) - 0.5%		3,895,122

Net Assets - 100.0%		$ 854,727,291

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2017 Form N-Q

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$832,984,621	$—	$—	$832,984,621
Securities Lending Collateral	12,135,723	—	—	12,135,723
Repurchase Agreement	—	5,711,825	—	5,711,825

Total Investments	$845,120,344	$5,711,825	$—	$850,832,169

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $11,860,655. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rates disclosed reflect the yields at January 31, 2017.
(D)

Aggregate cost for federal income tax purposes is $720,885,001. Aggregate gross unrealized appreciation and depreciation for all securities is $145,053,372 and $15,106,204, respectively. Net unrealized appreciation for tax purposes is $129,947,168.

(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2017 Form N-Q

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS

At January 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 51.3%
Aerospace & Defense - 0.8%
BAE Systems PLC	150,000	$ 1,098,233

Air Freight & Logistics - 0.4%
United Parcel Service, Inc., Class B	4,900	534,737

Airlines - 1.2%
Japan Airlines Co., Ltd.	52,566	1,676,935

Automobiles - 0.7%
Daimler AG	7,500	561,475
Ford Motor Co.	37,000	457,320

		1,018,795

Banks - 1.5%
Bank of Montreal	10,000	756,427
JPMorgan Chase & Co.	10,750	909,772
US Bancorp	10,425	548,876

		2,215,075

Beverages - 0.0% (A)
Thai Beverage PCL	3	2

Biotechnology - 2.5%
AbbVie, Inc., Class G	45,000	2,749,950
Gilead Sciences, Inc.	12,000	869,400

		3,619,350

Capital Markets - 0.8%
CME Group, Inc., Class A	10,000	1,210,800

Chemicals - 2.7%
Dow Chemical Co.	17,840	1,063,799
LyondellBasell Industries NV, Class A	30,000	2,798,100

		3,861,899

Communications Equipment - 2.1%
Cisco Systems, Inc.	97,440	2,993,357

Containers & Packaging - 0.5%
International Paper Co.	12,000	679,200

Diversified Telecommunication Services - 2.5%
AT&T, Inc.	7,775	327,794
BCE, Inc.	20,000	901,595
HKT Trust & HKT, Ltd.	1,417,540	1,983,831
Verizon Communications, Inc.	8,625	422,711

		3,635,931

Equity Real Estate Investment Trusts - 3.7%
Ascendas Real Estate Investment Trust	1,328,623	2,319,092
Lamar Advertising Co., Class A (B)	13,850	1,045,952
STORE Capital Corp.	82,108	1,942,675

		5,307,719

Food & Staples Retailing - 1.7%
Wal-Mart de Mexico SAB de CV	1,372,330	2,428,320

Food Products - 2.6%
Austevoll Seafood ASA	125,000	1,155,576
Marine Harvest ASA (B) (C)	150,000	2,651,536

		3,807,112

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 2.0%
Las Vegas Sands Corp.	54,020	$ 2,840,372

Household Products - 0.3%
Procter & Gamble Co.	4,325	378,870

Insurance - 2.3%
MetLife, Inc.	12,000	652,920
Prudential Financial, Inc.	11,800	1,240,298
Swiss Re AG	15,000	1,396,089

		3,289,307

Internet Software & Services - 0.9%
Alphabet, Inc., Class C (C)	1,600	1,274,864

IT Services - 0.8%
Paychex, Inc.	20,000	1,205,800

Media - 1.2%
Regal Entertainment Group, Class A	75,000	1,699,500

Mortgage Real Estate Investment Trusts - 6.1%
Blackstone Mortgage Trust, Inc., Class A	154,708	4,717,047
Starwood Property Trust, Inc.	184,177	4,099,780

		8,816,827

Multiline Retail - 0.3%
Target Corp.	7,700	496,496

Oil, Gas & Consumable Fuels - 0.7%
Occidental Petroleum Corp.	2,750	186,368
Royal Dutch Shell PLC, Class B, ADR (B)	6,075	349,130
Valero Energy Corp.	6,575	432,372

		967,870

Pharmaceuticals - 2.1%
GlaxoSmithKline PLC	75,000	1,441,667
Johnson & Johnson	7,500	849,375
Novartis AG, ADR	4,475	330,792
Pfizer, Inc.	10,975	348,237

		2,970,071

Road & Rail - 0.9%
Union Pacific Corp.	12,000	1,278,960

Semiconductors & Semiconductor Equipment - 2.5%
Intel Corp.	69,370	2,554,203
QUALCOMM, Inc.	9,750	520,943
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	15,000	463,650

		3,538,796

Software - 2.6%
Microsoft Corp.	58,120	3,757,458

Specialty Retail - 0.7%
Foot Locker, Inc.	5,050	346,127
Home Depot, Inc.	4,750	653,505

		999,632

Technology Hardware, Storage & Peripherals - 1.8%
Apple, Inc.	21,500	2,609,025

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2017 Form N-Q

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Transportation Infrastructure - 2.4%
Macquarie Infrastructure Corp.	46,730	$ 3,504,283

Total Common Stocks (Cost $67,574,259)		73,715,596

PREFERRED STOCKS - 5.7%
Banks - 2.3%
Bank of America Corp.
Series W, 6.63%	33,000	868,890
Citigroup, Inc.
Series J, 7.13% (B) (D)	12,000	335,640
Morgan Stanley
6.63%	25,000	657,000
Wells Fargo & Co.
6.63% (D)	50,000	1,431,000

		3,292,530

Consumer Finance - 0.4%
Capital One Financial Corp.
Series D, 6.70%	20,000	543,600

Equity Real Estate Investment Trusts - 0.9%
Colony NorthStar, Inc.
7.50% (C)	8,250	203,198
8.75% (C)	10,350	270,239
Corporate Office Properties Trust
Series L, 7.38%	15,250	387,502
DuPont Fabros Technology, Inc.
Series C, 6.63%	10,000	264,300
Taubman Centers, Inc.
Series J, 6.50%	9,000	226,890

		1,352,129

Insurance - 1.9%
Allstate Corp.
Series C, 6.75%	25,000	659,500
Kemper Corp.
7.38%	39,484	1,050,274
Maiden Holdings North America, Ltd.
7.75%	15,600	421,356
Maiden Holdings, Ltd.
Series A, 8.25%	1,400	36,358
Torchmark Corp.
6.13%	20,000	514,400

		2,681,888

Mortgage Real Estate Investment Trusts - 0.2%
AGNC Investment Corp.
Series B, 7.75%	15,000	378,750

Total Preferred Stocks (Cost $8,040,807)		8,248,897

MASTER LIMITED PARTNERSHIPS - 4.4%
Capital Markets - 1.0%
AllianceBernstein Holding, LP	58,867	1,374,544

Electric Utilities - 1.2%
Brookfield Infrastructure Partners, LP	50,000	1,747,500

	Shares	Value
MASTER LIMITED PARTNERSHIPS (continued)
Oil, Gas & Consumable Fuels - 2.2%
Enterprise Products Partners, LP	25,260	$ 715,616
Spectra Energy Partners, LP	35,000	1,586,900
TC PipeLines, LP	15,000	901,200

		3,203,716

Total Master Limited Partnerships (Cost $5,357,196)		6,325,760

	Principal	Value
CORPORATE DEBT SECURITIES - 36.2%
Aerospace & Defense - 0.3%
Triumph Group, Inc.
5.25%, 06/01/2022	$ 500,000	470,000

Auto Components - 0.3%
Cooper Tire & Rubber Co.
7.63%, 03/15/2027	79,000	86,505
8.00%, 12/15/2019	300,000	337,530

		424,035

Banks - 0.4%
Wells Fargo & Co.
7.98% (D), 03/15/2018 (E)	500,000	525,000

Building Products - 1.6%
BMC East LLC
5.50%, 10/01/2024 (F)	1,500,000	1,533,300
GCP Applied Technologies, Inc.
9.50%, 02/01/2023 (F)	250,000	285,000
Gibraltar Industries, Inc.
6.25%, 02/01/2021	400,000	413,250

		2,231,550

Capital Markets - 0.4%
BCD Acquisition, Inc.
9.63%, 09/15/2023 (F)	500,000	535,000

Chemicals - 0.4%
Blue Cube Spinco, Inc.
9.75%, 10/15/2023	500,000	593,750

Commercial Services & Supplies - 2.4%
ADT Corp.
6.25%, 10/15/2021	300,000	326,250
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.50%, 04/01/2023 (B)	1,500,000	1,455,000
Prime Security Services Borrower LLC / Prime Finance, Inc.
9.25%, 05/15/2023 (F)	1,500,000	1,625,625

		3,406,875

Consumer Finance - 2.0%
Ally Financial, Inc.
8.00%, 03/15/2020	2,225,000	2,530,248
Navient Corp.
7.25%, 01/25/2022, MTN	400,000	411,500

		2,941,748

Diversified Financial Services - 1.8%
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
6.00%, 08/01/2020	1,965,000	2,013,143
6.25%, 02/01/2022 (F)	500,000	503,750

		2,516,893

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2017 Form N-Q

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services - 2.3%
CenturyLink, Inc.
7.50%, 04/01/2024 (B)	$ 2,250,000	$ 2,382,187
Frontier Communications Corp.
8.50%, 04/15/2020	335,000	356,976
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	500,000	550,370

		3,289,533

Electronic Equipment, Instruments & Components - 0.2%
Zebra Technologies Corp.
7.25%, 10/15/2022 (B)	250,000	269,375

Energy Equipment & Services - 1.1%
Enviva Partners, LP / Enviva Partners Finance Corp.
8.50%, 11/01/2021 (F)	1,500,000	1,608,750

Equity Real Estate Investment Trusts - 3.6%
Communications Sales & Leasing, Inc. / CSL Capital LLC
6.00%, 04/15/2023 (F)	1,000,000	1,050,000
Equinix, Inc.
5.75%, 01/01/2025	2,000,000	2,110,000
Starwood Property Trust, Inc.
5.00%, 12/15/2021 (F)	2,000,000	2,032,500

		5,192,500

Gas Utilities - 1.4%
AmeriGas Partners, LP / AmeriGas Finance Corp.
5.50%, 05/20/2025	2,000,000	2,050,000

Health Care Providers & Services - 0.9%
CHS / Community Health Systems, Inc.
8.00%, 11/15/2019 (B)	303,000	269,670
MEDNAX, Inc.
5.25%, 12/01/2023 (F)	500,000	516,250
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 05/01/2023 (F)	500,000	516,250

		1,302,170

Hotels, Restaurants & Leisure - 1.3%
MGM Growth Properties Operating Partnership, LP / MGP Finance Co- Issuer, Inc.
5.63%, 05/01/2024 (F)	1,500,000	1,565,625
Rivers Pittsburgh Borrower, LP / Rivers Pittsburgh Finance Corp.
6.13%, 08/15/2021 (F)	250,000	256,875

		1,822,500

Household Durables - 0.9%
Meritage Homes Corp.
7.15%, 04/15/2020	1,225,000	1,341,375

Household Products - 0.7%
Central Garden & Pet Co.
6.13%, 11/15/2023	1,000,000	1,070,000

Insurance - 0.2%
Prudential Financial, Inc.
8.88% (D), 06/15/2068	300,000	324,000

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery - 0.4%
Terex Corp.
6.00%, 05/15/2021	$ 590,000	$ 606,461

Media - 0.3%
Gray Television, Inc.
5.13%, 10/15/2024 (F)	500,000	491,250

Multiline Retail - 0.3%
Dillard’s, Inc.
7.88%, 01/01/2023	350,000	411,250

Oil, Gas & Consumable Fuels - 6.7%
Antero Resources Corp.
5.00%, 03/01/2025 (F)	1,500,000	1,466,250
Holly Energy Partners, LP / Holly Energy Finance Corp.
6.00%, 08/01/2024 (F)	300,000	314,250
HollyFrontier Corp.
5.88%, 04/01/2026	1,850,000	1,920,868
PBF Holding Co. LLC / PBF Finance Corp.
7.00%, 11/15/2023	500,000	508,750
Sabine Pass Liquefaction LLC
5.75%, 05/15/2024	2,000,000	2,177,500
Tesoro Logistics, LP / Tesoro Logistics Finance Corp.
6.25%, 10/15/2022	2,140,000	2,279,100
6.38%, 05/01/2024	450,000	488,812
Valero Energy Corp.
8.75%, 06/15/2030	300,000	398,224

		9,553,754

Professional Services - 0.3%
AMN Healthcare, Inc.
5.13%, 10/01/2024 (F)	500,000	501,250

Semiconductors & Semiconductor Equipment - 0.3%
Microsemi Corp.
9.13%, 04/15/2023 (F)	324,000	375,840

Specialty Retail - 2.2%
Foot Locker, Inc.
8.50%, 01/15/2022	500,000	587,500
Gap, Inc.
5.95%, 04/12/2021 (B)	1,500,000	1,582,689
L Brands, Inc.
6.95%, 03/01/2033	400,000	389,000
7.00%, 05/01/2020	200,000	220,500
Rent-A-Center, Inc.
6.63%, 11/15/2020 (B)	542,000	446,473

		3,226,162

Technology Hardware, Storage & Peripherals - 2.9%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
8.10%, 07/15/2036 (F)	1,500,000	1,811,482
Diebold Nixdorf, Inc.
8.50%, 04/15/2024	500,000	546,250
Western Digital Corp.
10.50%, 04/01/2024 (F)	1,500,000	1,766,250

		4,123,982

Textiles, Apparel & Luxury Goods - 0.1%
PVH Corp.
7.75%, 11/15/2023	100,000	116,500

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2017 Form N-Q

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Thrifts & Mortgage Finance - 0.4%
Radian Group, Inc.
7.00%, 03/15/2021	$ 500,000	$ 553,750

Trading Companies & Distributors - 0.1%
United Rentals North America, Inc.
7.63%, 04/15/2022	108,000	113,130

Total Corporate Debt Securities (Cost $51,025,166)		51,988,383

	Shares	Value
SECURITIES LENDING COLLATERAL - 7.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.52% (G)	10,548,132	10,548,132

Total Securities Lending Collateral (Cost $10,548,132)		10,548,132

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
State Street Bank & Trust Co. 0.03% (G), dated 01/31/2017, to be repurchased at $1,465,129 on 02/01/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2019, and with a value of $1,495,087.	$ 1,465,127	1,465,127

Total Repurchase Agreement (Cost $1,465,127)		1,465,127

Total Investments (Cost $144,010,687) (H)		152,291,895
Net Other Assets (Liabilities) - (6.0)%		(8,610,772)

Net Assets - 100.0%		$ 143,681,123

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2017 Form N-Q

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$59,431,160	$14,284,436	$—	$73,715,596
Preferred Stocks	8,248,897	—	—	8,248,897
Master Limited Partnerships	6,325,760	—	—	6,325,760
Corporate Debt Securities	—	51,988,383	—	51,988,383
Securities Lending Collateral	10,548,132	—	—	10,548,132
Repurchase Agreement	—	1,465,127	—	1,465,127

Total Investments	$84,553,949	$67,737,946	$—	$152,291,895

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $10,256,374. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Non-income producing securities.
(D)	Floating or variable rate securities. The rates disclosed are as of January 31, 2017.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the total value of 144A securities is $18,755,497, representing 13.1% of the Fund’s net assets.

(G)	Rates disclosed reflect the yields at January 31, 2017.
(H)

Aggregate cost for federal income tax purposes is $144,010,687. Aggregate gross unrealized appreciation and depreciation for all securities is $10,518,010 and $2,236,802, respectively. Net unrealized appreciation for tax purposes is $8,281,208.

(I)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2017 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS

At January 31, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 10.8%
ABFC Trust
Series 2004-OPT4, Class A1,
1.39% (A), 04/25/2034	$ 529,594	$ 523,265
Series 2004-OPT5, Class A1,
1.47% (A), 06/25/2034	229,502	216,985
ACE Securities Corp. Home Equity Loan Trust
Series 2006-HE1, Class A1A,
0.97% (A), 02/25/2036	1,350,561	1,344,966
Amortizing Residential Collateral Trust
Series 2002-BC4, Class A,
1.35% (A), 07/25/2032	3,806	3,597
Ares XXV CLO, Ltd.
Series 2012-3A, Class AR,
2.24% (A), 01/17/2024 (B)	1,500,000	1,500,053
Bear Stearns Asset-Backed Securities I Trust
Series 2006-HE1, Class 1M2,
1.20% (A), 12/25/2035	4,500,000	4,196,627
Series 2006-HE10, Class 21A3,
1.01% (A), 12/25/2036	2,997,784	1,463,514
Series 2007-AQ1, Class A1,
0.88% (A), 04/25/2031	280,226	294,185
Bear Stearns Asset-Backed Securities Trust
Series 2002-2, Class A1,
1.43% (A), 10/25/2032	6,552	6,418
C-BASS Trust
Series 2007-CB1, Class AF1A,
0.84% (A), 01/25/2037	371,405	136,681
Chase Issuance Trust
Series 2017-A1, Class A,
1.08% (A), 01/18/2022 (C)	1,300,000	1,300,000
Citigroup Mortgage Loan Trust
Series 2007-FS1, Class 1A1,
4.62% (A), 10/25/2037 (B)	1,123,846	1,102,709
COA Summit CLO, Ltd.
Series 2014-1A, Class A1,
2.38% (A), 04/20/2023 (B)	1,423,932	1,424,135
Countrywide Asset-Backed Certificates
Series 2006-2, Class M1,
1.17% (A), 06/25/2036	400,000	334,222
Series 2006-26, Class 1A,
0.91% (A), 06/25/2037	1,608,280	1,314,666
Series 2006-26, Class 2A3,
0.94% (A), 06/25/2037	2,264,891	2,188,722
CWABS Asset-Backed Certificates Trust
Series 2005-17, Class MV1,
1.22% (A), 05/25/2036	1,500,000	1,298,945
Series 2006-14, Class 1A,
0.91% (A), 02/25/2037	1,085,130	921,813
Dryden XXV Senior Loan Fund
Series 2012-25A, Class AR,
2.22% (A), 01/15/2025 (B)	1,700,000	1,699,992
Highlander Euro CDO III BV
Series 2007-3A, Class A,
0.00% (A) (D), 05/01/2023 (B)	EUR 773,886	832,761
Home Equity Asset Trust
Series 2002-1, Class A4,
1.37% (A), 11/25/2032	$ 1,026	888
JPMorgan Mortgage Acquisition Trust
Series 2007-CH3, Class A5,
1.03% (A), 03/25/2037	3,500,000	2,927,377

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Lockwood Grove CLO, Ltd.
Series 2014-1A, Class A1R,
2.51% (A), 04/25/2025 (B)	$ 1,416,694	$ 1,416,688
Malin CLO BV
Series 2007-1A, Class VFNE,
0.00% (A) (D), 05/07/2023 (B)	EUR 752,121	807,771
Merrill Lynch Mortgage Investors Trust
Series 2006-FM1, Class A2C,
0.92% (A), 04/25/2037	$ 1,988,885	1,104,461
Morgan Stanley Mortgage Loan Trust
Series 2007-10XS, Class A1,
6.00% (A), 07/25/2047	183,351	145,569
Series 2007-8XS, Class A1,
5.75% (A), 04/25/2037	234,256	167,839
National Collegiate Student Loan Trust
Series 2005-1, Class A4,
1.00% (A), 11/27/2028	246,429	245,204
Navient Private Education Loan Trust
Series 2015-CA, Class A,
2.27% (A), 01/16/2035 (B)	1,810,875	1,826,402
New Century Home Equity Loan Trust
Series 2006-1, Class A2B,
0.95% (A), 05/25/2036	92,105	76,632
Option One Mortgage Loan Trust
Series 2007-4, Class 2A4,
1.08% (A), 04/25/2037	4,986,399	3,088,677
Palmer Square CLO, Ltd.
Series 2013-2A, Class A1A,
2.42% (A), 10/17/2025 (B)	1,500,000	1,500,264
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2005-WCW2, Class M2,
1.30% (A), 07/25/2035	500,000	467,760
Popular ABS Mortgage Pass-Through Trust
Series 2006-A, Class M1,
1.16% (A), 02/25/2036	500,000	434,218
Race Point V CLO, Ltd.
Series 2011-5AR, Class AR,
1.64% (A), 12/15/2022 (B)	1,851,096	1,851,039
Securitized Asset-Backed Receivables LLC Trust
Series 2007-HE1, Class A2A,
0.83% (A), 12/25/2036	68,234	22,522
SoFi Consumer Loan Program LLC
Series 2016-3, Class A,
3.05%, 12/26/2025 (B)	1,586,113	1,583,728
Specialty Underwriting & Residential Finance Trust
Series 2004-BC2, Class M1,
1.60% (A), 05/25/2035	3,258,919	3,078,375
SpringCastle America Funding LLC
Series 2016-AA, Class A,
3.05%, 04/25/2029 (B)	1,284,695	1,291,119
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC1, Class A6,
1.04% (A), 03/25/2036	1,000,000	758,784
TICC CLO LLC
Series 2012-1A, Class A,
1.75% (A), 08/25/2023 (B)	964,390	964,800
U.S. Small Business Administration
Series 2003-20I, Class 1,
5.13%, 09/01/2023	9,108	9,721
Series 2004-20C, Class 1,
4.34%, 03/01/2024	79,078	82,055

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2017 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Venture VIII CDO, Ltd.
Series 2007-8A, Class A2A,
1.26% (A), 07/22/2021 (B)	$ 1,826,540	$ 1,818,485
Venture X CLO, Ltd.
Series 2012-10A, Class AR,
2.08% (A), 07/20/2022 (B)	1,272,624	1,272,618
VOLT XXIX LLC
Series 2014-NP10, Class A1,
3.38% (A), 10/25/2054 (B)	793,797	793,753
Wells Fargo Home Equity Asset-Backed Securities Trust
Series 2005-4, Class M2,
1.25% (A), 12/25/2035	6,500,000	5,830,018

Total Asset-Backed Securities (Cost $52,342,466)		55,671,023

CERTIFICATES OF DEPOSIT - 2.9%
Banks - 2.6%
Barclays Bank PLC
1.74%, 11/06/2017	2,300,000	2,300,471
Mitsubishi UFJ Trust & Banking Corp.
1.71%, 09/19/2017	1,300,000	1,300,000
Natixis SA
1.69%, 09/25/2017 - 10/02/2017	1,500,000	1,500,000
Norinchukin Bank
1.73%, 10/10/2017	2,800,000	2,800,000
Sumitomo Mitsui Banking Corp.
1.66%, 09/15/2017	2,700,000	2,700,000
Sumitomo Mitsui Trust Bank, Ltd.
1.72%, 09/18/2017	2,600,000	2,600,000

		13,200,471

Capital Markets - 0.3%
Credit Suisse AG
1.75%, 09/12/2017	1,600,000	1,600,000

Total Certificates of Deposit (Cost $14,800,471)		14,800,471

CORPORATE DEBT SECURITIES - 35.8%
Airlines - 0.3%
Latam Airlines Pass-Through Trust
4.20%, 08/15/2029	1,428,029	1,424,459

Banks - 15.7%
Banco Santander Chile
1.91% (A), 04/11/2017 (B)	3,500,000	3,495,800
Bank of America Corp.
5.65%, 05/01/2018, MTN	1,900,000	1,986,258
6.00%, 09/01/2017	1,000,000	1,025,280
6.40%, 08/28/2017, MTN	500,000	513,762
6.88%, 04/25/2018, MTN	3,300,000	3,496,185
7.63%, 06/01/2019, MTN	4,000,000	4,479,012
Barclays Bank PLC
7.63%, 11/21/2022	3,900,000	4,270,500
10.18%, 06/12/2021 (B)	1,840,000	2,304,173
Barclays PLC
3.68%, 01/10/2023	1,100,000	1,101,281
6.50% (A), 09/15/2019 (E)	EUR 800,000	864,971
Caisse Centrale du Credit Immobilier de France SA
0.25%, 11/25/2018, MTN (F)	600,000	653,714
CIT Group, Inc.
3.88%, 02/19/2019	$ 2,100,000	2,144,625
6.63%, 04/01/2018 (B)	3,226,000	3,388,913

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Citigroup, Inc.
1.88% (A), 06/07/2019	$ 900,000	$ 906,183
2.05%, 06/07/2019	300,000	299,236
2.36% (A), 09/01/2023	500,000	508,423
2.38% (A), 03/30/2021	300,000	305,481
3.70%, 01/12/2026	3,000,000	2,985,723
Cooperatieve Rabobank UA
6.88%, 03/19/2020, MTN (F)	EUR 3,300,000	4,213,230
Credit Agricole SA
7.88% (A), 01/23/2024 (B) (E)	$ 700,000	712,888
Discover Bank
2.60%, 11/13/2018	1,400,000	1,413,194
JPMorgan Chase & Co.
1.43% (A), 02/15/2017	5,100,000	5,101,530
2.40%, 06/07/2021 (G)	1,500,000	1,483,230
7.90% (A), 04/30/2018 (E)	1,000,000	1,030,000
KBC Bank NV
8.00% (A), 01/25/2023 (F)	2,000,000	2,103,108
Lloyds Bank PLC
12.00% (A), 12/16/2024 (B) (E)	3,600,000	4,761,000
Lloyds Banking Group PLC
7.63% (A), 06/27/2023 (E) (F)	GBP 700,000	935,637
National Australia Bank, Ltd.
2.25%, 03/16/2021 (B)	$ 1,400,000	1,389,455
Novo Banco SA
5.00%, 04/04/2019, MTN	EUR 584,000	471,237
Nykredit Realkredit A/S
1.00%, 10/01/2017, MTN	DKK 16,200,000	2,373,994
2.00%, 04/01/2017 - 04/01/2018	67,300,000	9,838,151
Realkredit Danmark A/S
1.00%, 04/01/2018	19,200,000	2,830,087
2.00%, 01/01/2018	8,500,000	1,260,578
Royal Bank of Canada
2.30%, 03/22/2021	$ 1,400,000	1,395,766
Royal Bank of Scotland Group PLC
6.99% (A), 10/05/2017 (B) (E)	1,300,000	1,430,000
Wells Fargo & Co.
7.98% (A), 03/15/2018 (E)	3,400,000	3,570,000

		81,042,605

Biotechnology - 0.2%
AbbVie, Inc.
1.80%, 05/14/2018	1,100,000	1,101,621

Capital Markets - 4.2%
Credit Suisse Group Funding Guernsey, Ltd.
3.13%, 12/10/2020	1,400,000	1,400,122
3.75%, 03/26/2025	1,600,000	1,556,733
3.80%, 09/15/2022 - 06/09/2023	2,700,000	2,706,931
Deutsche Bank AG
4.25%, 10/14/2021 (B)	2,700,000	2,715,646
Goldman Sachs Group, Inc.
2.01% (A), 11/15/2018, MTN	1,300,000	1,312,922
2.16% (A), 09/15/2020	1,600,000	1,616,250
Morgan Stanley
5.95%, 12/28/2017, MTN	4,900,000	5,089,591
6.63%, 04/01/2018, MTN	2,000,000	2,109,384
UBS AG
1.49% (A), 06/01/2017	400,000	400,531
7.63%, 08/17/2022	600,000	682,200
UBS Group Funding Jersey, Ltd.
3.00%, 04/15/2021 (B)	2,200,000	2,195,637

		21,785,947

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2017 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction & Engineering - 0.1%
Odebrecht Offshore Drilling Finance, Ltd.
6.63%, 10/01/2023 (B)	$ 2,222,480	$ 728,107

Consumer Finance - 0.7%
Ford Motor Credit Co. LLC
2.60%, 11/04/2019	600,000	600,271
General Motors Financial Co., Inc.
4.38%, 09/25/2021	1,500,000	1,566,365
Springleaf Finance Corp.
8.25%, 12/15/2020	1,200,000	1,288,500
Volkswagen Group of America Finance LLC
1.65%, 05/22/2018 (B)	300,000	298,901

		3,754,037

Diversified Consumer Services - 1.1%
President & Fellows of Harvard College
6.50%, 01/15/2039 (B)	3,800,000	5,409,904

Diversified Financial Services - 3.0%
Bear Stearns Cos. LLC
6.40%, 10/02/2017	900,000	929,226
7.25%, 02/01/2018	2,100,000	2,213,230
BRFkredit A/S
1.00%, 01/01/2018, MTN (F)	DKK 17,900,000	2,627,251
2.00%, 10/01/2017	7,000,000	1,032,036
4.00%, 01/01/2018	11,700,000	1,766,265
LeasePlan Corp. NV
2.88%, 01/22/2019 (B)	$ 1,500,000	1,504,652
Preferred Term Securities XVII, Ltd. / Preferred Term Securities XVII, Inc.
1.39% (A), 06/23/2035 (B)	1,502,962	1,215,190
Tayarra, Ltd.
3.63%, 02/15/2022	4,272,873	4,431,067

		15,718,917

Diversified Telecommunication Services - 2.3%
AT&T, Inc.
2.80%, 02/17/2021	2,000,000	1,991,766
SFR Group SA
7.38%, 05/01/2026 (B)	1,600,000	1,642,000
Verizon Communications, Inc.
1.35% (A), 06/09/2017	3,800,000	3,804,773
2.71% (A), 09/14/2018	4,500,000	4,601,610

		12,040,149

Electric Utilities - 0.8%
Korea Hydro & Nuclear Power Co., Ltd.
1.70% (A), 05/22/2017 (B) (H)	4,300,000	4,298,753

Energy Equipment & Services - 0.4%
Regency Energy Partners, LP / Regency Energy Finance Corp.
5.00%, 10/01/2022	1,000,000	1,075,976
5.88%, 03/01/2022	1,000,000	1,107,134

		2,183,110

Equity Real Estate Investment Trusts - 1.0%
alstria office REIT-AG
2.13%, 04/12/2023 (F)	EUR 800,000	895,474
AvalonBay Communities, Inc.
3.50%, 11/15/2024, MTN	$ 1,595,000	1,613,430
Simon Property Group, LP
2.50%, 09/01/2020	2,500,000	2,518,558

		5,027,462

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies - 0.3%
Boston Scientific Corp.
3.38%, 05/15/2022	$ 1,600,000	$ 1,629,392

Household Durables - 0.0% (I)
Urbi Desarrollos Urbanos SAB de CV
9.50%, 01/21/2020 (B) (H) (J) (K)	400,000	1,000

Independent Power & Renewable Electricity Producers - 0.7%
Dynegy, Inc.
6.75%, 11/01/2019	2,300,000	2,360,375
7.38%, 11/01/2022	900,000	888,750
7.63%, 11/01/2024 (G)	400,000	381,000

		3,630,125

Insurance - 0.2%
New York Life Global Funding
2.90%, 01/17/2024 (B) (H)	1,000,000	998,552

Oil, Gas & Consumable Fuels - 1.3%
Kinder Morgan, Inc.
5.63%, 11/15/2023 (B)	1,400,000	1,548,098
6.50%, 09/15/2020	800,000	896,524
Plains All American Pipeline, LP / PAA Finance Corp.
4.90%, 02/15/2045	1,000,000	933,322
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027 (B)	2,000,000	2,097,500
5.75%, 05/15/2024	1,000,000	1,088,750

		6,564,194

Pharmaceuticals - 0.5%
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/2019	1,500,000	1,482,202
Valeant Pharmaceuticals International, Inc.
4.50%, 05/15/2023 (F)	EUR 1,500,000	1,198,245

		2,680,447

Road & Rail - 0.2%
Hellenic Railways Organization SA
4.03%, 03/17/2017	700,000	744,315
5.01%, 12/27/2017 (F)	100,000	100,529

		844,844

Software - 0.2%
Oracle Corp.
2.40%, 09/15/2023	$ 800,000	772,493

Technology Hardware, Storage & Peripherals - 0.9%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
4.42%, 06/15/2021 (B)	800,000	832,593
5.45%, 06/15/2023 (B)	1,200,000	1,288,997
Hewlett Packard Enterprise Co.
2.45%, 10/05/2017	2,500,000	2,512,832

		4,634,422

Trading Companies & Distributors - 0.9%
International Lease Finance Corp.
7.13%, 09/01/2018 (B)	4,200,000	4,517,940

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2017 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 0.8%
Sprint Communications, Inc.
9.13%, 03/01/2017	$ 4,300,000	$ 4,322,360

Total Corporate Debt Securities (Cost $184,107,713)		185,110,840

FOREIGN GOVERNMENT OBLIGATIONS - 1.0%
Brazil - 1.0%
Brazil Letras do Tesouro Nacional
Zero Coupon, 04/01/2017 - 04/01/2018	BRL 17,700,000	5,306,255

Total Foreign Government Obligations (Cost $5,038,859)		5,306,255

LOAN ASSIGNMENTS - 0.4%
Automobiles - 0.1%
FCA US LLC
Term Loan B,
3.53% (A), 05/24/2017	$ 734,699	734,653

Health Care Providers & Services - 0.3%
Community Health Systems, Inc.
Term Loan F,
4.18% (A), 12/31/2018	1,436,196	1,416,449

Total Loan Assignments (Cost $2,172,087)		2,151,102

MORTGAGE-BACKED SECURITIES - 10.3%
Alternative Loan Trust
Series 2005, Class J12-2A1,
1.04% (A), 08/25/2035	1,246,985	805,960
Series 2005-81, Class A1,
1.05% (A), 02/25/2037	350,526	287,876
Series 2006-30T1, Class 1A3,
6.25%, 11/25/2036	177,496	155,330
Series 2006-J8, Class A2,
6.00%, 02/25/2037	203,407	140,131
Series 2006-OA12, Class A1B,
0.97% (A), 09/20/2046	1,119,953	822,921
Series 2006-OA17, Class 1A1A,
0.97% (A), 12/20/2046	1,383,654	1,004,488
Series 2006-OC7, Class 2A2A,
0.94% (A), 07/25/2046	1,552,022	1,375,260
Series 2006-OC8, Class 2A2B,
0.94% (A), 11/25/2036	1,128,763	1,020,456
Series 2007-2CB, Class 1A13,
5.75% (A), 03/25/2037	298,060	255,724
Series 2007-HY4, Class 1A1,
3.14% (A), 06/25/2037	583,091	519,542
Series 2007-OA6, Class A1B,
0.97% (A), 06/25/2037	1,702,328	1,519,770
American Home Mortgage Assets Trust
Series 2006-4, Class 1A12,
0.98% (A), 10/25/2046	1,232,923	823,257
BAMLL Commercial Mortgage Securities Trust
Series 2016-ASHF, Class A,
2.67% (A), 12/15/2033 (B)	1,400,000	1,405,523
Banc of America Funding Trust
Series 2005-D, Class A1,
3.08% (A), 05/25/2035	266,305	272,301
Series 2006-J, Class 4A1,
3.73% (A), 01/20/2047	44,082	37,240

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BBCMS Trust
Series 2015-STP, Class A,
3.32%, 09/10/2028 (B)	$ 3,000,000	$ 3,064,700
Bear Stearns Alt-A Trust
Series 2006-6, Class 32A1,
3.11% (A), 11/25/2036	242,965	197,162
Bear Stearns ARM Trust
Series 2003-5, Class 2A1,
3.07% (A), 08/25/2033	229,745	229,197
Series 2003-8, Class 2A1,
3.55% (A), 01/25/2034	6,598	6,682
Series 2003-8, Class 4A1,
3.36% (A), 01/25/2034	72,164	72,193
Series 2005-2, Class A2,
3.64% (A), 03/25/2035	144,208	145,520
Series 2005-5, Class A2,
2.82% (A), 08/25/2035	76,152	75,871
Series 2006-4, Class 1A1,
3.37% (A), 10/25/2036	93,159	79,615
Bear Stearns Structured Products, Inc. Trust
Series 2007-R6, Class 1A1,
2.51% (A), 01/26/2036	171,915	150,555
Berica 8 Residential MBS Srl
Series 2008, Class A,
0.00% (A) (D), 03/31/2048 (F)	EUR 2,817,321	3,021,459
Berica ABS Srl
Series 2011-1, Class A1,
0.00% (A) (D), 12/31/2055 (F)	1,310,036	1,410,474
CD Mortgage Trust
Series 2007-CD5, Class A4,
5.89% (A), 11/15/2044	$ 129,960	131,719
Chevy Chase Funding LLC Mortgage-Backed Certificates
Series 2004-3A, Class A1,
1.02% (A), 08/25/2035 (B)	100,241	89,841
CHL Mortgage Pass-Through Trust
Series 2002-30, Class M,
3.33% (A), 10/19/2032	8,608	7,085
Series 2004-12, Class 12A1,
3.11% (A), 08/25/2034	121,804	104,229
Citigroup Commercial Mortgage Trust
Series 2015-SHP2, Class A,
2.05% (A), 07/15/2027 (B)	1,800,000	1,805,001
Citigroup Mortgage Loan Trust
Series 2005-6, Class A2,
2.76% (A), 09/25/2035	86,467	89,218
COMM Mortgage Trust
Series 2015-CR26, Class ASB,
3.37%, 10/10/2048	1,400,000	1,438,204
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-P1A, Class A,
1.17% (A), 03/25/2032 (B)	260	241
Series 2003-AR15, Class 2A1,
2.77% (A), 06/25/2033	383,444	378,891
Series 2003-AR28, Class 2A1,
3.02% (A), 12/25/2033	2,628,806	2,562,604
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-6, Class 2A3,
5.50%, 12/25/2035	368,346	306,932
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA4, Class 1A8,
6.25%, 08/25/2037	186,393	145,890

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2017 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
First Horizon Mortgage Pass-Through Trust
Series 2005-AR3, Class 2A1,
2.98% (A), 08/25/2035	$ 26,462	$ 22,900
Fort Cre LLC
Series 2016-1A, Class A1,
2.28% (A), 05/21/2036 (B) (L)	2,522,471	2,532,551
GS Mortgage Securities Corp. Trust
Series 2016-RENT, Class A,
3.20%, 02/10/2029 (B)	1,400,000	1,429,056
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1,
3.09% (A), 09/25/2035	43,084	44,480
HarborView Mortgage Loan Trust
Series 2005-14, Class 4A1A,
3.07% (A), 12/19/2035	265,268	206,781
Series 2006-12, Class 2A2A,
0.96% (A), 01/19/2038	595,715	518,494
Series 2006-6, Class 5A1A,
3.35% (A), 08/19/2036	137,307	124,662
Hilton USA Trust
Series 2016-SFP, Class A,
2.83%, 11/05/2035 (B)	1,700,000	1,678,357
Independent National Mortgage Corp. Index Mortgage Loan Trust
Series 2005-AR11, Class A3,
3.15% (A), 08/25/2035	1,285,285	1,065,629
JPMCC Re-REMIC Trust
Series 2016-FLRR, Class AFL,
2.22% (A), 01/15/2033 (B)	1,400,000	1,399,999
JPMorgan Commercial Mortgage-Backed Securities Trust
Series 2010-RR1, Class JPA,
5.76% (A), 06/18/2049 (B)	648,252	647,606
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3,
5.87% (A), 09/15/2045	1,315,950	1,342,344
Ludgate Funding PLC
Series 2007-1, Class A2A,
0.53% (A), 01/01/2061 (F)	GBP 1,804,927	2,113,903
Luminent Mortgage Trust
Series 2006-6, Class A1,
0.97% (A), 10/25/2046	$ 329,991	283,293
MASTR Alternative Loan Trust
Series 2006-2, Class 2A1,
1.17% (A), 03/25/2036	99,775	22,030
Merrill Lynch Mortgage Investors Trust
Series 2005-2, Class 3A,
1.77% (A), 10/25/2035	13,947	13,232
Series 2005-3, Class 4A,
1.02% (A), 11/25/2035	11,419	10,738
Morgan Stanley Capital I Trust
Series 2014-CPT, Class AM,
3.40%(A), 07/13/2029 (B)	1,400,000	1,435,222
RALI Trust
Series 2008-QR1, Class 1A1,
2.17% (A), 08/25/2036	836,326	692,866
RBSSP Resecuritization Trust
Series 2009-6, Class 2A1,
3.34% (A), 01/26/2036 (B)	1,976,291	1,997,578
Reperforming Loan REMIC Trust
Series 2004-R1, Class 2A,
6.50%, 11/25/2034 (B)	176,938	176,844
Series 2005-R2, Class 1AF1,
1.11% (A), 06/25/2035 (B)	488,671	444,687
RFMSI Trust
Series 2003-S9, Class A1,
6.50%, 03/25/2032	1,010	1,050

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
RMAC Securities No. 1 PLC
Series 2007-NS1X, Class A2B,
1.10% (A), 06/12/2044 (F)	$ 2,317,800	$ 2,188,833
Sequoia Mortgage Trust
Series 2004-11, Class A2,
1.91% (A), 12/20/2034	1,158,685	1,109,147
Series 2007-1, Class 1A1,
2.90% (A), 01/20/2047	307,631	247,004
Series 2010, Class 2A1,
1.54% (A), 10/20/2027	10,997	10,360
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-12, Class 3A1,
3.07% (A), 09/25/2034	342,036	340,467
Series 2004-19, Class 2A1,
1.97% (A), 01/25/2035	125,113	97,506
Structured Asset Mortgage Investments II Trust
Series 2005-AR5, Class A1,
1.02% (A), 07/19/2035	24,123	21,644
Series 2005-AR5, Class A2,
1.02% (A), 07/19/2035	21,790	21,197
Series 2005-AR5, Class A3,
1.02% (A), 07/19/2035	52,088	50,495
Series 2005-AR8, Class A1A,
1.05% (A), 02/25/2036	326,011	275,246
Series 2006-AR3, Class 12A1,
0.99% (A), 05/25/2036	402,088	342,675
Series 2006-AR6, Class 2A1,
0.96% (A), 07/25/2046	1,453,557	1,205,838
Structured Asset Mortgage Investments Trust
Series 2002-AR3, Class A1,
1.43% (A), 09/19/2032	7,536	7,337
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-22A, Class 2A1,
3.15% (A), 06/25/2033	389,586	380,631
WaMu Mortgage Pass-Through Certificates Trust
Series 2002-AR9, Class 1A,
2.00% (A), 08/25/2042	4,672	4,457
Series 2003-AR9, Class 2A,
2.85% (A), 09/25/2033	420,066	411,926
Series 2006-AR19, Class 1A,
1.34% (A), 01/25/2047	581,701	456,962
Series 2006-AR19, Class 1A1A,
1.33% (A), 01/25/2047	512,082	462,647
Series 2006-AR9, Class 2A,
2.10% (A), 08/25/2046	327,703	302,468
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-CC, Class A1,
3.09% (A), 01/25/2035	72,274	72,933
Series 2005-AR2, Class 1A1,
3.04% (A), 03/25/2035	1,187,926	1,190,076
Series 2006-AR4, Class 2A6,
3.20% (A), 04/25/2036	12,225	1,005
Series 2006-AR8, Class 2A4,
3.08% (A), 04/25/2036	134,096	132,274

Total Mortgage-Backed Securities (Cost $53,595,412)		53,496,492

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2017 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 1.2%
California - 0.3%
Bay Area Toll Authority, Revenue Bonds
Series S3,
6.91%, 10/01/2050	$ 1,000,000	$ 1,407,650

Illinois - 0.5%
City of Chicago, General Obligation Unlimited
Series B,
7.75%, 01/01/2042	1,000,000	1,010,470
State of Illinois, General Obligation Unlimited
6.63%, 02/01/2035	1,500,000	1,528,590

		2,539,060

New Jersey - 0.0% (I)
New Jersey Turnpike Authority, Revenue Bonds
Series F,
7.41%, 01/01/2040	100,000	145,038

New York - 0.2%
New York City Transitional Finance
Authority Future Tax Secured Revenue, Revenue Bonds
4.73%, 11/01/2023	100,000	110,325
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	1,250,000	1,278,113

		1,388,438

West Virginia - 0.2%
Tobacco Settlement Finance Authority, Revenue Bonds
Series A,
7.47%, 06/01/2047	995,000	871,739

Total Municipal Government Obligations (Cost $6,305,355)		6,351,925

U.S. GOVERNMENT AGENCY OBLIGATIONS - 50.2%
Federal Home Loan Mortgage Corp.
2.59% (A), 09/01/2035	23,005	24,175
2.74% (A), 11/01/2033	48,158	51,232
2.81% (A), 01/01/2036	1,468,538	1,554,885
2.87% (A), 03/01/2034	31,025	32,482
2.96% (A), 03/01/2034	62,675	66,863
3.12% (A), 09/01/2035	256,874	275,309
3.50%, TBA (C) (M) (N)	7,000,000	7,134,400
4.00%, TBA (C) (M) (N)	4,000,000	4,187,344
4.50%, 08/01/2025 - 05/01/2037	43,378	46,740
4.50%, TBA (C) (M) (N)	3,000,000	3,219,141
Federal Home Loan Mortgage Corp. REMIC
1.17% (A), 06/15/2041	1,750,761	1,748,078
6.50%, 04/15/2029	1,637	1,849
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
1.77% (A), 10/25/2044	216,840	222,466
1.96% (A), 07/25/2044	217,581	218,603
6.50%, 07/25/2043	11,069	12,693
Federal National Mortgage Association
1.12% (A), 09/25/2042	197,754	196,550
1.77% (A), 03/01/2044 - 10/01/2044	707,934	721,510
2.61% (A), 09/01/2035	241,223	253,560

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
2.62% (A), 07/01/2035	$ 130,980	$ 138,321
2.73% (A), 01/01/2028	17,836	18,853
2.80% (A), 03/01/2034	119,484	124,863
2.81% (A), 01/01/2026 - 11/01/2033	68,923	72,980
3.00%, TBA (C) (M) (N)	39,000,000	38,549,416
3.50%, 02/01/2027	185,657	193,736
3.50%, TBA (C) (M) (N)	78,800,000	80,500,960
4.00%, TBA (C) (M) (N)	65,000,000	68,132,852
4.50%, 11/01/2018 - 12/01/2024	291,322	301,041
4.50%, TBA (C) (M) (N)	19,000,000	20,394,344
5.00%, 08/01/2020 - 01/01/2030	954,402	1,036,630
5.00%, TBA (C) (M) (N)	8,000,000	8,651,593
6.00%, 07/01/2035 - 06/01/2040	1,823,931	2,065,850
Federal National Mortgage Association REMIC
0.87% (A), 01/25/2021	1,150	1,150
1.07% (A), 09/25/2046	1,517,353	1,516,274
6.30%, 10/17/2038	94,955	96,986
Federal National Mortgage Association REMIC, Interest Only STRIPS
6.33% (A), 07/25/2034	566,761	101,023
Government National Mortgage Association
1.25% (A), 08/20/2065 - 09/20/2065	2,871,200	2,833,191
1.65% (A), 12/20/2065	5,954,582	5,998,244
1.72% (A), 12/20/2066 (C) (H)	1,300,000	1,305,281
2.13% (A), 05/20/2024	20,350	20,910
3.00%, TBA (C) (M) (N)	1,000,000	1,006,567
3.50%, TBA (C) (M) (N)	1,000,000	1,036,250
4.00%, TBA (C) (M) (N)	5,000,000	5,278,150
Government National Mortgage Association, Interest Only STRIPS
5.79% (A), 04/16/2033 - 10/16/2033	532,915	96,151
5.82% (A), 09/20/2034	507,979	90,852
5.83% (A), 08/16/2033	938,825	190,968

Total U.S. Government Agency Obligations (Cost $258,704,190)		259,721,316

U.S. GOVERNMENT OBLIGATIONS - 25.3%
U.S. Treasury - 16.8%
U.S. Treasury Bond
2.25%, 08/15/2046 (G) (O)	2,500,000	2,102,735
2.50%, 02/15/2046 (O)	600,000	534,117
2.75%, 08/15/2042 - 11/15/2042 (O)	14,400,000	13,637,998
2.88%, 05/15/2043	1,900,000	1,840,106
2.88%, 08/15/2045 (O)	10,400,000	10,024,217
3.00%, 05/15/2042 (O)	5,200,000	5,170,953
3.13%, 02/15/2043	1,000,000	1,014,844
3.13%, 08/15/2044 (O)	19,400,000	19,669,776
3.38%, 05/15/2044 (O) (P)	1,000,000	1,062,109
3.63%, 08/15/2043	900,000	998,578
3.75%, 11/15/2043	4,500,000	5,104,161
4.25%, 05/15/2039	900,000	1,092,832
4.38%, 11/15/2039 (O)	6,500,000	8,027,754
4.38%, 05/15/2040	1,400,000	1,729,657
4.63%, 02/15/2040 (P)	700,000	894,851
U.S. Treasury Note
2.25%, 11/15/2024 (O) (P) (Q)	13,800,000	13,710,521

		86,615,209

U.S. Treasury Inflation-Protected Securities - 8.5%
U.S. Treasury Inflation-Indexed Bond
0.75%, 02/15/2042	106,817	102,408
0.75%, 02/15/2045 (O)	3,074,970	2,932,574
1.00%, 02/15/2046	1,018,660	1,037,289

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2017 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities (continued)
U.S. Treasury Inflation-Indexed Bond (continued)
1.75%, 01/15/2028 (O)	$ 8,525,688	$ 9,644,276
2.38%, 01/15/2025 (O) (Q) (R)	7,554,773	8,756,654
2.38%, 01/15/2027 (O)	2,513,406	2,985,539
2.50%, 01/15/2029 (O)	13,377,980	16,343,624
U.S. Treasury Inflation-Indexed Note
0.38%, 07/15/2023 (Q)	1,866,888	1,904,194
0.38%, 07/15/2025 (O)	407,120	409,262

		44,115,820

Total U.S. Government Obligations (Cost $134,455,261)		130,731,029

COMMERCIAL PAPER - 1.6%
Electric Utilities - 0.4%
NiSource Finance Corp.
1.40% (S), 04/13/2017	2,200,000	2,194,012

Oil, Gas & Consumable Fuels - 1.2%
Energy Transfer Partners, LP
1.55% (S), 02/01/2017	1,000,000	1,000,000
1.62% (S), 02/21/2017 - 02/22/2017	2,000,000	1,998,178
Enterprise Products Operating LLC
1.07% (S), 02/15/2017	3,000,000	2,998,775

		5,996,953

Total Commercial Paper (Cost $8,190,965)		8,190,965

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 10.3%
Japan - 10.3%
Japan Treasury Discount Bill
0.00% (D) (S), 02/10/2017 - 04/06/2017	JPY 6,020,000,000	53,329,518

Total Short-Term Foreign Government Obligations (Cost $53,010,038)		53,329,518

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.2%
Federal Home Loan Bank Discount Notes
0.51% (S), 02/22/2017	$ 2,800,000	2,799,348
0.53% (S), 03/20/2017	3,600,000	3,597,602

Total Short-Term U.S. Government Agency Obligations (Cost $6,396,616)		6,396,950

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.6%
U.S. Treasury Bill
0.42% (S), 02/02/2017	160,000	159,998
0.45% (S), 02/09/2017 (P)	564,000	563,941
0.46% (S), 02/02/2017	292,000	291,996
0.46% (S), 02/23/2017 (P)	749,000	748,786
0.47% (S), 02/23/2017 (P)	293,000	292,916
0.49% (S), 02/02/2017	320,000	319,996
0.50% (S), 03/02/2017 (C)	772,000	771,709

Total Short-Term U.S. Government Obligations (Cost $3,149,349)		3,149,342

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.0% (I)
Put - 5-Year U.S. Treasury Note Futures
Exercise Price $92
Expiration Date 03/24/2017	57	57
Put - 5-Year U.S. Treasury Note Futures
Exercise Price $93
Expiration Date 03/24/2017	69	539

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED (continued)
Put - 5-Year U.S. Treasury Note Futures
Exercise Price $94
Expiration Date 05/26/2017	14	$ 109
Put - 5-Year U.S. Treasury Note Futures
Exercise Price $94
Expiration Date 03/24/2017	1,033	1,033
Put - 5-Year U.S. Treasury Note Futures
Exercise Price $96
Expiration Date 03/24/2017	176	176
Put - 5-Year U.S. Treasury Note Futures
Exercise Price $103
Expiration Date 03/24/2017	120	938
Put - 5-Year U.S. Treasury Note Futures
Exercise Price $106
Expiration Date 03/24/2017	229	229
Put - 5-Year U.S. Treasury Note Futures
Exercise Price $111
Expiration Date 02/24/2017	96	96
Put - 10-Year U.S. Treasury Note Futures
Exercise Price $92
Expiration Date 03/24/2017	22	22
Put - 10-Year U.S. Treasury Note Futures
Exercise Price $94
Expiration Date 03/24/2017	45	45
Put - 10-Year U.S. Treasury Note Futures
Exercise Price $95
Expiration Date 03/24/2017	129	129
Put - 10-Year U.S. Treasury Note Futures
Exercise Price $100
Expiration Date 03/24/2017	79	79
Put - 10-Year U.S. Treasury Note Futures
Exercise Price $102
Expiration Date 03/24/2017	215	215
Put - 10-Year U.S. Treasury Note Futures
Exercise Price $103
Expiration Date 03/24/2017	51	51

Total Exchange-Traded Options Purchased (Cost $20,010)		3,718

OVER-THE-COUNTER OPTIONS PURCHASED - 0.0% (T) (U)
Put - Federal National Mortgage Association, 3.00%, TBA
Exercise Price $67
Expiration Date 02/06/2017, JPM	50,000,000	—	(V)
Put - Federal National Mortgage Association, 3.50%, TBA
Exercise Price $70
Expiration Date 03/06/2017, JPM	3,000,000	—	(V)

Total Over-the-Counter Options Purchased (Cost $2,070)		—

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2017 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Notional Amount	Value
OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED - 0.1% (T) (U)
Put - Receives Floating Rate Index 3-Month USD-LIBOR (H)
Exercise Rate 2.91%
Expiration Date 08/20/2018, MSCS	2,900,000	$ 192,423
Put - Receives Floating Rate Index 3-Month USD-LIBOR (H)
Exercise Rate 2.94%
Expiration Date 08/20/2018, GSB	900,000	57,118

Total Over-the-Counter Interest Rate Swaptions Purchased (Cost $374,020)		249,541

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.52% (S)	4,278,111	4,278,111

Total Securities Lending Collateral (Cost $4,278,111)		4,278,111

	Principal	Value
REPURCHASE AGREEMENTS - 1.6%
JPMorgan Securities LLC 0.69% (S), dated 01/31/2017, to be repurchased at $7,600,146 on 02/01/2017. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 01/20/2047, and with a value of $7,885,896.	$ 7,600,000	7,600,000
State Street Bank & Trust Co. 0.03% (S), dated 01/31/2017, to be repurchased at $655,026 on 02/01/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2019, and with a value of $671,478.	655,025	655,025

Total Repurchase Agreements (Cost $8,255,025)		8,255,025

Total Investments (Cost $795,198,018) (W)		797,193,623
Net Other Assets (Liabilities) - (54.1)%		(279,714,915)

Net Assets - 100.0%		$ 517,478,708

The notes are an integral part of this report. Transamerica Funds	Page 8	January 31, 2017 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
REVERSE REPURCHASE AGREEMENTS - (7.7)%

Bank of Montreal 0.81% (S), dated 01/23/2017, to be repurchased at $(13,676,150) on 04/21/2017. Collateralized by a U.S. Government Obligation, 3.13%, due 08/15/2044, and with a value of $(13,680,329).

	$ (13,649,125)	$ (13,649,125)
Standard Chartered PLC 0.79% (S), dated 10/13/2016, to be repurchased at $(10,540,875) on 02/13/2017. Collateralized by U.S. Government Obligations, 2.25% - 4.63% , due 11/15/2024 - 02/15/2040, and with a total value of $(10,799,214).	(10,512,500)	(10,512,500)
Standard Chartered PLC 0.87% (S), dated 10/27/2016, to be repurchased at $(5,401,913) on 02/23/2017. Collateralized by U.S. Government Obligations, 2.88% - 4.63%, due 11/15/2039 - 08/15/2045, and with a total value of $(5,303,025).	(5,386,423)	(5,386,423)
Standard Chartered PLC 0.93% (S), dated 11/08/2016, to be repurchased at $(10,461,205) on 03/08/2017. Collateralized by U.S. Government Obligations, 2.75% - 4.63%, due 11/15/2039 - 08/15/2044, and with a total value of $(10,347,347).	(10,428,875)	(10,428,875)

Total Reverse Repurchase Agreements (Cost $39,976,923)		$ (39,976,923)

OVER-THE-COUNTER OPTIONS WRITTEN: (T) (U)

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Premiums (Received)	Value
Call - Federal National Mortgage Association, 4.00%, TBA	JPM	USD	104.52	03/06/2017	12,000,000	$(64,219)	$(67,847)
Call - Federal National Mortgage Association, 4.00%, TBA	JPM	USD	104.87	03/06/2017	6,000,000	(30,703)	(22,105)
Put - Federal National Mortgage Association, 4.00%, TBA	JPM	USD	103.69	03/06/2017	3,000,000	(9,258)	(3,696)
Put - Federal National Mortgage Association, 4.00%, TBA	JPM	USD	104.00	03/06/2017	8,000,000	(25,625)	(14,582)

Total						$(129,805)	$(108,230)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS WRITTEN: (T) (U)

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premiums (Received)	Value
Call - USD vs. BRL	DUB	USD	4.25	11/17/2017	USD	1,000,000	$(29,200)	$(9,053)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN: (T) (U)

Description	Counterparty	Floating Rate Index	Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Value
Put - 5-Year	MSCS	3-Month USD-LIBOR	Pay	2.80%	08/20/2018	USD	13,000,000	$(290,081)	$(161,172)

The notes are an integral part of this report. Transamerica Funds	Page 9	January 31, 2017 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN (continued): (T) (U)

Description	Counterparty	Floating Rate Index	Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Value
Put - 5-Year	GSB	3-Month USD-LIBOR	Pay	2.80%	08/20/2018	USD	4,100,000	$(91,318)	$(50,831)
Put - 10-Year	CITI	3-Month USD-LIBOR	Pay	2.38	02/08/2017	USD	16,200,000	(116,640)	(61,692)

Total								$(498,039)	$(273,695)

CENTRALLY CLEARED SWAP AGREEMENTS: (X)

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (Y)

Reference Obligation	Fixed Rate Receivable	Expiration Date	Implied Credit Spread at January 31, 2017 (Z)	Notional Amount (AA)		Fair Value (AB)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MetLife, Inc., 4.75%, 02/08/2021	1.00%	12/20/2021	0.90%	USD	1,500,000	$8,801	$(12,615)	$21,416
Tesco PLC, 6.00%, 12/14/2029	1.00	12/20/2020	1.47	EUR	1,200,000	(23,449)	(35,813)	12,364
Volkswagen International Finance NV, 5.38%, 05/22/2018	1.00	03/20/2017	1.00	EUR	800,000	1,948	789	1,159
Volkswagen International Finance NV, 5.38%, 05/22/2018	1.00	12/20/2017	1.00	EUR	1,500,000	12,587	9,308	3,279
Volkswagen International Finance NV, 5.38%, 05/22/2018	1.00	12/20/2021	1.00	EUR	700,000	3,339	(5,272)	8,611

Total						$3,226	$(43,603)	$46,829

Interest Rate Swap Agreements - Fixed Rate Payable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month CAD-CDOR	1.75%	12/16/2046	CAD	400,000	$48,133	$(5,257)	$53,390
3-Month USD-LIBOR	1.50	12/21/2021	USD	8,800,000	187,508	95,711	91,797
3-Month USD-LIBOR	1.75	12/21/2026	USD	6,100,000	326,351	(142,931)	469,282
3-Month USD-LIBOR	2.00	12/16/2019	USD	4,400,000	(45,679)	(12,994)	(32,685)
3-Month USD-LIBOR	2.00	12/16/2019	USD	9,000,000	(92,754)	(139,999)	47,245
3-Month USD-LIBOR	2.00	06/15/2021	USD	21,800,000	(122,924)	(617,134)	494,210
3-Month USD-LIBOR	2.25	12/16/2022	USD	31,200,000	(365,218)	50,926	(416,144)
3-Month USD-LIBOR	2.25	06/15/2026	USD	11,600,000	53,998	5,333	48,665
3-Month USD-LIBOR	2.35	08/05/2025	USD	700,000	(9,209)	—	(9,209)
3-Month USD-LIBOR	2.50	12/16/2025	USD	6,300,000	(117,663)	4,113	(121,776)
3-Month USD-LIBOR	2.50	06/15/2046	USD	800,000	21,484	(2,889)	24,373
3-Month USD-LIBOR	2.50	06/15/2046	USD	2,600,000	96,417	(108,315)	204,732
3-Month USD-LIBOR	2.75	12/16/2045	USD	38,000,000	(649,399)	1,712,421	(2,361,820)
6-Month GBP-LIBOR	0.50	03/15/2022	GBP	8,500,000	293,119	159,406	133,713
6-Month GBP-LIBOR	0.75	03/15/2027	GBP	3,500,000	293,351	116,916	176,435
6-Month GBP-LIBOR	1.50	03/15/2047	GBP	1,000,000	46,154	32,775	13,379
6-Month JPY-LIBOR	0.30	03/18/2026	JPY	1,370,000,000	(104,379)	(98,312)	(6,067)

Total					$(140,710)	$1,049,770	$(1,190,480)

OVER-THE-COUNTER SWAP AGREEMENTS: (T) (U)

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (Y)

Reference Obligation	Counterparty	Fixed Rate Receivable	Expiration Date	Implied Credit Spread at January 31, 2017 (Z)	Notional Amount (AA)		Fair Value (AB)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Goldman Sachs Group, Inc., 5.95%, 01/18/2018	BCLY	1.00%	06/20/2021	0.81%	USD	1,000,000	$8,696	$(8,245)	$16,941
Goldman Sachs Group, Inc., 5.95%, 01/18/2018	BOA	1.00	12/20/2021	0.88	USD	1,400,000	8,465	(645)	9,110

The notes are an integral part of this report. Transamerica Funds	Page 10	January 31, 2017 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued): (T) (U)

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (continued) (Y)

Reference Obligation	Counterparty	Fixed Rate Receivable	Expiration Date	Implied Credit Spread at January 31, 2017 (Z)	Notional Amount (AA)		Fair Value (AB)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Petrobras International Finance Co. SA, 8.38%, 12/10/2018	GSI	1.00%	12/20/2019	2.26%	USD	400,000	$(14,497)	$(23,977)	$9,480
Royal Bank of Scotland Group PLC, 4.25%, 05/11/2016	BNP	1.00	12/20/2017	0.91	EUR	1,000,000	1,921	1,985	(64)

Total							$4,585	$(30,882)	$35,467

Credit Default Swap Agreements on Credit Indices – Sell Protection (Y)

Reference Obligation	Counterparty	Fixed Rate Receivable	Expiration Date	Notional Amount (AA)		Fair Value (AB)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA9	GSI	0.50%	09/17/2058	USD	1,400,000	$(31,149)	$(51,780)	$20,631
North America CMBS Basket Index - Series AAA9	MLI	0.50	09/17/2058	USD	3,600,000	(80,098)	(144,197)	64,099

Total						$(111,247)	$(195,977)	$84,730

FUTURES CONTRACTS: (AC)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	Short	(452)	03/13/2017	$—	$(111,783)
90-Day Eurodollar	Short	(55)	12/18/2017	76,759	—
3-Month EURIBOR	Short	(45)	12/18/2017	—	(656)
3-Month EURIBOR	Short	(19)	03/19/2018	1,005	—
5-Year U.S. Treasury Note	Long	1,827	03/31/2017	—	(316,792)
10-Year Canada Government Bond	Short	(56)	03/22/2017	69,987	—
10-Year U.S. Treasury Note	Long	633	03/22/2017	—	(121,882)
Euro OAT	Short	(283)	03/08/2017	722,752	—
Euro-BTP Italy Government Bond	Short	(11)	03/08/2017	21,600	—
German Euro Bund	Long	249	03/08/2017	—	(11,682)
OTC Put Options Exercise Price EUR 144.00 on German Euro Bund Futures (Counterparty: MSCS)	Long	75	02/24/2017	—	(69)
OTC Put Options Exercise Price EUR 144.50 on German Euro Bund Futures (Counterparty: MSCS)	Long	14	02/24/2017	—	(13)
OTC Put Options Exercise Price EUR 153.50 on German Euro Bund Futures (Counterparty: MSCS)	Long	99	02/24/2017	—	(91)
U.K. Gilt	Short	(59)	03/29/2017	—	(10,051)
U.S. Treasury Bond	Short	(46)	03/22/2017	—	(86,723)

Total				$892,103	$(659,742)

FORWARD FOREIGN CURRENCY CONTRACTS: (T) (U)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	02/13/2017	MXN	60,480,000	USD	2,904,481	$—	$(9,359)
BCLY	02/14/2017	JPY	119,200,000	USD	1,042,228	13,833	—
BCLY	02/14/2017	USD	1,140,086	JPY	132,400,000	—	(32,921)
BCLY	02/27/2017	USD	276,702	JPY	30,000,000	10,826	—
BCLY	03/17/2017	USD	386,515	SGD	557,000	—	(8,863)
BCLY	03/27/2017	USD	1,023,847	JPY	120,000,000	—	(41,343)
BNP	02/02/2017	USD	1,654,058	CAD	2,186,000	—	(25,891)
BNP	02/13/2017	MXN	41,582,000	USD	2,017,753	—	(27,260)
BNP	02/14/2017	CHF	527,000	USD	524,014	8,896	—
BNP	02/14/2017	JPY	242,100,000	USD	2,285,456	—	(140,554)
BNP	02/14/2017	USD	897,013	CHF	916,000	—	(29,259)
BNP	02/14/2017	USD	5,984,622	GBP	4,796,262	—	(50,396)
BNP	02/27/2017	USD	1,106,475	JPY	120,000,000	42,972	—
BNP	04/06/2017	USD	2,564,870	JPY	300,000,000	—	(99,210)
BNP	07/05/2017	USD	3,261,243	BRL	9,500,000	357,403	—
BNP	04/03/2018	USD	476,761	BRL	1,800,000	—	(46,103)
BOA	02/02/2017	DKK	20,838,000	USD	2,989,670	35,594	—
BOA	02/02/2017	USD	14,041,870	EUR	13,483,000	—	(513,988)

The notes are an integral part of this report. Transamerica Funds	Page 11	January 31, 2017 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (T) (U)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BOA	02/03/2017	TWD	27,898,115	USD	881,457	$8,603	$—
BOA	02/03/2017	USD	876,088	TWD	27,898,115	537	(14,509)
BOA	02/13/2017	MXN	17,807,000	USD	926,555	—	(74,150)
BOA	02/22/2017	RUB	12,149,520	USD	186,000	14,963	—
BOA	03/06/2017	USD	3,386,206	JPY	380,000,000	17,058	—
BOA	03/21/2017	USD	1,825,293	TWD	57,869,484	—	(23,536)
BOA	04/03/2017	USD	9,017,260	DKK	59,825,011	305,778	—
BOA	01/02/2018	USD	5,705,658	DKK	38,992,000	—	(63,853)
CITI	02/02/2017	USD	6,157,375	DKK	43,625,000	—	(176,110)
CITI	02/02/2017	USD	362,126	GBP	294,000	—	(7,736)
CITI	02/10/2017	USD	898,174	JPY	100,000,000	12,307	—
CITI	02/13/2017	MXN	18,525,000	USD	888,148	—	(1,374)
CITI	02/13/2017	USD	1,249,895	MXN	25,830,000	13,436	—
CITI	02/14/2017	GBP	4,939,000	USD	6,168,471	46,151	—
CITI	02/14/2017	USD	1,333,438	CHF	1,361,000	—	(42,824)
CITI	02/14/2017	USD	1,336,757	GBP	1,058,000	5,502	—
CITI	02/27/2017	USD	5,806,748	JPY	630,000,000	223,355	—
CITI	03/06/2017	USD	12,868,349	JPY	1,440,000,000	101,054	—
CITI	03/21/2017	TWD	40,934,115	USD	1,283,000	24,774	—
CITI	03/21/2017	USD	8,111,290	JPY	930,000,000	—	(141,164)
CITI	03/21/2017	USD	1,247,000	TWD	39,392,730	—	(11,530)
CITI	03/27/2017	USD	1,279,863	JPY	150,000,000	—	(51,624)
DUB	02/02/2017	BRL	37,746,200	USD	11,021,697	950,256	—
DUB	02/02/2017	USD	12,071,059	BRL	37,746,200	99,105	—
DUB	02/13/2017	USD	2,127,894	MXN	44,124,000	15,718	—
DUB	02/22/2017	USD	1,116,000	RUB	71,848,080	—	(72,426)
DUB	01/03/2018	USD	26,472	BRL	100,000	—	(3,022)
GSB	02/02/2017	GBP	2,612,000	USD	3,215,942	70,049	—
GSB	02/02/2017	USD	1,046,862	DKK	7,305,000	—	(13,680)
GSB	02/02/2017	USD	1,529,859	EUR	1,448,000	—	(33,361)
GSB	02/13/2017	MXN	45,197,000	USD	2,225,132	—	(61,593)
GSB	02/13/2017	USD	1,490,526	MXN	30,593,777	26,030	—
GSB	02/14/2017	CHF	1,749,000	USD	1,744,746	23,867	—
GSB	02/14/2017	GBP	1,911,000	USD	2,384,133	20,431	—
GSB	02/14/2017	NZD	2,516,000	USD	1,760,759	84,485	—
GSB	02/14/2017	USD	5,694,139	JPY	623,200,000	214,381	(41,529)
GSB	02/14/2017	USD	1,927,375	NZD	2,711,000	—	(60,882)
GSB	02/22/2017	USD	341,000	RUB	22,111,270	—	(24,739)
GSB	03/01/2017	USD	311,000	TWD	9,903,733	—	(5,192)
GSB	03/17/2017	USD	5,386,404	SGD	7,804,361	—	(153,396)
GSB	10/02/2017	DKK	7,305,000	USD	1,060,925	13,650	—
HSBC	02/02/2017	BRL	10,136,526	USD	3,211,279	27,392	(23,671)
HSBC	02/02/2017	USD	3,191,602	BRL	10,136,526	—	(23,398)
HSBC	02/13/2017	USD	5,923,105	MXN	113,477,816	491,027	—
HSBC	03/02/2017	BRL	10,136,526	USD	3,168,952	23,206	—
HSBC	03/17/2017	USD	1,236,904	SGD	1,794,000	—	(36,538)
HSBC	04/03/2017	DKK	1,175,011	USD	178,423	—	(7,322)
HSBC	04/03/2017	USD	4,345,007	DKK	30,092,000	—	(36,871)
HSBC	05/16/2017	IDR	8,426,530,000	USD	593,000	31,589	—
HSBC	10/02/2017	USD	3,599,081	DKK	23,502,000	141,907	—
JPM	02/02/2017	EUR	14,395,000	USD	15,396,650	143,777	—
JPM	02/02/2017	USD	458,345	AUD	629,000	—	(18,666)
JPM	02/13/2017	MXN	192,022,000	USD	9,692,603	—	(500,686)
JPM	02/13/2017	USD	7,388,135	MXN	156,907,000	1,826	(124,684)
JPM	02/14/2017	JPY	382,900,000	USD	3,368,684	23,647	—
JPM	02/22/2017	RUB	85,792,494	USD	1,294,639	124,439	—
JPM	03/01/2017	USD	1,642,000	TWD	52,437,270	—	(32,139)
JPM	03/02/2017	USD	15,132,599	EUR	14,133,000	—	(141,484)
JPM	03/06/2017	USD	4,105,283	JPY	460,000,000	26,842	—
JPM	03/13/2017	USD	1,319,842	JPY	150,000,000	—	(10,605)
JPM	03/17/2017	USD	2,697,518	SGD	3,900,000	—	(70,834)
JPM	03/21/2017	USD	4,079,000	TWD	130,319,476	—	(84,482)
JPM	04/04/2017	USD	1,673,517	BRL	5,700,000	—	(105,875)
JPM	04/06/2017	USD	5,036,441	JPY	590,000,000	—	(202,916)
JPM	10/02/2017	USD	1,119,609	DKK	7,305,000	45,034	—
MSCS	03/01/2017	USD	1,439,000	TWD	46,062,390	—	(31,611)
MSCS	03/21/2017	USD	406,000	KRW	490,854,000	—	(16,576)

The notes are an integral part of this report. Transamerica Funds	Page 12	January 31, 2017 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (T) (U)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
NGFP	03/21/2017	USD	963,470	TWD	30,209,600	$—	$(1,675)
NGFP	04/04/2017	USD	175,535	BRL	600,000	—	(11,769)
SCB	02/02/2017	BRL	28,730,536	USD	9,187,891	—	(75,434)
SCB	02/02/2017	EUR	300,000	USD	318,262	5,610	—
SCB	02/02/2017	USD	8,698,974	BRL	28,730,536	—	(413,483)
SCB	02/14/2017	USD	7,628,551	GBP	6,122,000	—	(74,610)
SCB	03/01/2017	USD	1,614,000	TWD	51,437,833	—	(28,231)
SCB	03/21/2017	USD	697,000	KRW	843,195,750	—	(28,907)
SCB	10/03/2017	USD	2,581,662	BRL	9,500,000	—	(268,155)
UBS	02/03/2017	TWD	12,836,995	USD	410,088	—	(537)
UBS	02/03/2017	USD	397,000	TWD	12,836,995	—	(12,551)
UBS	02/27/2017	USD	3,506,279	JPY	380,000,000	138,519	—
UBS	03/01/2017	USD	784,000	TWD	24,931,200	—	(11,966)
UBS	03/21/2017	USD	10,577,452	KRW	12,608,534,531	—	(277,236)
UBS	03/21/2017	USD	5,508,928	TWD	173,885,614	—	(46,417)
UBS	04/06/2017	USD	2,044,894	JPY	240,000,000	—	(86,370)
UBS	04/20/2017	INR	13,418,255	USD	194,976	647	—

Total						$3,986,476	$(4,909,076)

SECURITY VALUATION:

Valuation Inputs (AD)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$55,671,023	$—	$55,671,023
Certificates of Deposit	—	14,800,471	—	14,800,471
Corporate Debt Securities	—	185,110,840	—	185,110,840
Foreign Government Obligations	—	5,306,255	—	5,306,255
Loan Assignments	—	2,151,102	—	2,151,102
Mortgage-Backed Securities	—	53,496,492	—	53,496,492
Municipal Government Obligations	—	6,351,925	—	6,351,925
U.S. Government Agency Obligations	—	259,721,316	—	259,721,316
U.S. Government Obligations	—	130,731,029	—	130,731,029
Commercial Paper	—	8,190,965	—	8,190,965
Short-Term Foreign Government Obligations	—	53,329,518	—	53,329,518
Short-Term U.S. Government Agency Obligations	—	6,396,950	—	6,396,950
Short-Term U.S. Government Obligations	—	3,149,342	—	3,149,342
Exchange-Traded Options Purchased	3,718	—	—	3,718
Over-the-Counter Options Purchased	—	—	—	—
Over-the-Counter Interest Rate Swaptions Purchased	—	249,541	—	249,541
Securities Lending Collateral	4,278,111	—	—	4,278,111
Repurchase Agreements	—	8,255,025	—	8,255,025

Total Investments	$4,281,829	$792,911,794	$—	$797,193,623

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$26,675	$—	$26,675
Centrally Cleared Interest Rate Swap Agreements	—	1,366,515	—	1,366,515
Over-the-Counter Credit Default Swap Agreements	—	19,082	—	19,082
Futures Contracts (AE)	892,103	—	—	892,103
Forward Foreign Currency Contracts (AE)	—	3,986,476	—	3,986,476

Total Other Financial Instruments	$892,103	$5,398,748	$—	$6,290,851

The notes are an integral part of this report. Transamerica Funds	Page 13	January 31, 2017 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

SECURITY VALUATION (continued):

Valuation Inputs (continued) (AD)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(39,976,923)	$—	$(39,976,923)
Over-the-Counter Options Written	—	(108,230)	—	(108,230)
Over-the-Counter Foreign Exchange Options Written	—	(9,053)	—	(9,053)
Over-the-Counter Interest Rate Swaptions Written	—	(273,695)	—	(273,695)
Centrally Cleared Credit Default Swap Agreements	—	(23,449)	—	(23,449)
Centrally Cleared Interest Rate Swap Agreements	—	(1,507,225)	—	(1,507,225)
Over-the-Counter Credit Default Swap Agreements	—	(125,744)	—	(125,744)
Futures Contracts (AE)	(659,742)	—	—	(659,742)
Forward Foreign Currency Contracts (AE)	—	(4,909,076)	—	(4,909,076)

Total Other Financial Instruments	$(659,742)	$(46,933,395)	$—	$(47,593,137)

Transfers

Investments	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2 (L)
Mortgage-Backed Securities	$—	$—	$—	$2,532,551

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of January 31, 2017.
(B)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the total value of 144A securities is $88,569,222, representing 17.1% of the Fund’s net assets.

(C)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after January 31, 2017.
(D)	Percentage rounds to less than 0.01% or (0.01)%.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)

Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2017, the total value of Regulation S securities is $21,461,857, representing 4.1% of the Fund’s net assets.

(G)

All or a portion of the securities are on loan. The total value of all securities on loan is $4,192,298. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(H)

Illiquid securities and derivatives. At January 31, 2017, total value of illiquid securities is $6,603,586, representing 1.3% of the Fund’s net assets, and total value of illiquid derivatives is $249,541, representing less than 0.1% of the Fund’s net assets.

(I)	Percentage rounds to less than 0.1% or (0.1)%.
(J)	Security in default.
(K)	Non-income producing security.
(L)	Transferred from Level 3 to 2 due to utilizing significant observable inputs, as of prior reporting period the security utilized significant unobservable inputs.
(M)	Cash in the amount of $287,000 has been segregated by the broker as collateral for open TBA commitment transactions.
(N)	Securities with a total value of $364,870 have been segregated by the broker as collateral for open TBA commitment transactions.
(O)	Securities are subject to sale-buyback transactions.
(P)

All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter options, swap agreements, swaptions and/or forward foreign currency contracts. The total value of all securities segregated for open over-the-counter options, swap agreements, swaptions and/or forward foreign currency contracts is $1,914,993.

(Q)

All or a portion of these securities have been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of all securities segregated as collateral to cover centrally cleared swap agreements is $6,005,553.

(R)

All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security segregated as collateral to cover margin requirements for open futures contracts is $540,241.

(S)	Rates disclosed reflect the yields at January 31, 2017.
(T)	Cash in the amount of $2,190,000 has been segregated by the broker as collateral for open over-the-counter options, swap agreements, swaptions and/or forward foreign currency contracts.
(U)	Securities with a total value of $449,082 have been segregated by the broker as collateral for open over-the-counter options, swap agreements, swaptions and/or forward foreign currency contracts.
(V)	Securities deemed worthless.
(W)

Aggregate cost for federal income tax purposes is $795,198,018. Aggregate gross unrealized appreciation and depreciation for all securities is $12,713,506 and  $10,717,901, respectively. Net unrealized appreciation for tax purposes is $1,995,605.

(X)	Cash in the amount of $3,385,000 has been segregated by the custodian as collateral for centrally cleared swap agreements.
(Y)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

The notes are an integral part of this report. Transamerica Funds	Page 14	January 31, 2017 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(Z)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(AA)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(AB)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(AC)	Cash in the amount of $763,000 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(AD)

The Fund recognizes transfers between Levels at the end of the reporting period. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(AE)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
RUB	Russian Ruble
SGD	Singapore Dollar
TWD	Taiwan New Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank N.A.
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MLI	Merrill Lynch International
MSCS	Morgan Stanley Capital Services Inc.
NGFP	Nomura Global Financial Products, Inc.
SCB	Standard Chartered Bank
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
CDOR	Canadian Dollar Offered Rate
CMBS	Commercial Mortgage-Backed Securities
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
OTC	Over-the-Counter
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Funds	Page 15	January 31, 2017 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS

At January 31, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 23.8%
Allegro CLO II, Ltd.
Series 2014-1A, Class E,
7.79% (A), 01/21/2027 (B) (C)	$ 1,500,000	$ 1,340,512
Allegro CLO III, Ltd.
Series 2015-1A, Class F,
6.84% (A), 07/25/2027 (B) (C)	2,000,000	1,665,230
Ally Auto Receivables Trust
Series 2015-2, Class A3,
1.49%, 11/15/2019	2,000,000	2,002,815
American Express Credit Account Master Trust
Series 2014-1, Class A,
1.14% (A), 12/15/2021	1,860,000	1,865,022
AmeriCredit Automobile Receivables Trust
Series 2013-3, Class D,
3.00%, 07/08/2019	1,800,000	1,817,610
Series 2016-3, Class A3,
1.46%, 05/10/2021	1,000,000	996,662
Series 2016-4, Class A3,
1.53%, 07/08/2021	2,039,000	2,031,126
Atrium XII
Series 12A, Class F,
8.54% (A), 10/22/2026 (B) (C)	2,000,000	1,965,628
Avery Point VII CLO, Ltd.
Series 2015-7A, Class F,
9.02% (A), 01/15/2028 (B) (C)	1,700,000	1,703,822
Avis Budget Rental Car Funding AESOP LLC
Series 2013-1A, Class A,
1.92%, 09/20/2019 (B)	2,000,000	1,989,913
BlueMountain CLO, Ltd.
Series 2015-3A, Class E,
7.83% (A), 10/20/2027 (B) (C)	2,000,000	1,899,946
Capital Auto Receivables Asset Trust
Series 2016-3, Class A3,
1.54%, 08/20/2020	2,000,000	1,992,842
Capital One Multi-Asset Execution Trust
Series 2016-A4, Class A4,
1.33%, 06/15/2022	960,000	948,994
CarMax Auto Owner Trust
Series 2016-3, Class A4,
1.60%, 01/18/2022	270,000	265,265
Series 2016-4, Class A4,
1.60%, 06/15/2022	1,724,000	1,689,088
Chase Issuance Trust
Series 2014-A5, Class A5,
1.14% (A), 04/15/2021	225,000	225,495
Series 2016-A2, Class A,
1.37%, 06/15/2021	1,326,000	1,315,133
Series 2016-A5, Class A5,
1.27%, 07/15/2021	2,000,000	1,975,644
Citibank Credit Card Issuance Trust
Series 2014-A1, Class A1,
2.88%, 01/23/2023	1,362,000	1,400,506
Series 2014-A8, Class A8,
1.73%, 04/09/2020	1,000,000	1,004,123
Discover Card Execution Note Trust
Series 2013-A6, Class A6,
1.22% (A), 04/15/2021	1,000,000	1,004,577
Series 2015-A3, Class A,
1.45%, 03/15/2021	2,000,000	1,996,855
Series 2015-A4, Class A4,
2.19%, 04/17/2023	2,000,000	2,009,633

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust
Series 2015-2, Class A,
2.44%, 01/15/2027 (B)	$ 990,000	$ 997,397
Honda Auto Receivables Owner Trust
Series 2015-3, Class A4,
1.56%, 10/18/2021	2,000,000	2,000,544
Series 2016-2, Class A4,
1.62%, 08/15/2022	880,000	875,040
Hyundai Auto Lease Securitization Trust
Series 2016-C, Class A4,
1.65%, 07/15/2020 (B)	2,000,000	1,992,658
Mercedes-Benz Auto Receivables Trust
Series 2016-1, Class A4,
1.46%, 12/15/2022	2,000,000	1,975,336
OHA Credit Partners XI, Ltd.
Series 2015-11A, Class F,
9.13% (A), 10/20/2028 (B) (C)	2,000,000	2,010,698
Santander Drive Auto Receivables Trust
Series 2014-5, Class C,
2.46%, 06/15/2020	500,000	503,544
Synchrony Credit Card Master Note Trust
Series 2012-6, Class A,
1.36%, 08/17/2020	2,000,000	2,001,248
Series 2016-1, Class A,
2.04%, 03/15/2022	1,250,000	1,256,521
Series 2016-2, Class A,
2.21%, 05/15/2024	1,223,000	1,218,359
Taco Bell Funding LLC
Series 2016-1A, Class A2I,
3.83%, 05/25/2046 (B)	859,845	863,127
Toyota Auto Receivables Owner Trust
Series 2016-A, Class A4,
1.47%, 09/15/2021	2,000,000	1,986,991

Total Asset-Backed Securities (Cost $52,099,328)		52,787,904

CORPORATE DEBT SECURITIES - 36.1%
Aerospace & Defense - 0.5%
General Dynamics Corp.
1.88%, 08/15/2023	300,000	285,323
Lockheed Martin Corp.
1.85%, 11/23/2018	600,000	601,695
Moog, Inc.
5.25%, 12/01/2022 (B)	180,000	183,600
Triumph Group, Inc.
5.25%, 06/01/2022	150,000	141,000

		1,211,618

Airlines - 0.2%
Allegiant Travel Co.
5.50%, 07/15/2019	166,000	170,565
United Airlines Pass-Through Trust
5.38%, 02/15/2023	290,198	301,080

		471,645

Automobiles - 0.1%
Hyundai Capital America
2.40%, 10/30/2018 (B)	239,000	239,973

Banks - 8.1%
Australia & New Zealand Banking Group, Ltd.
6.75% (A), 06/15/2026 (B) (D)	563,000	597,344
Bank of America Corp.
2.63%, 04/19/2021, MTN	400,000	396,993

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2017 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank of America Corp. (continued)
6.11%, 01/29/2037	$ 207,000	$ 240,687
Barclays PLC
4.95%, 01/10/2047	200,000	200,218
8.25% (A), 12/15/2018 (D)	1,000,000	1,043,606
BNP Paribas SA
3.80%, 01/10/2024 (B)	400,000	400,656
6.75% (A), 03/14/2022 (B) (D)	305,000	303,475
7.63% (A), 03/30/2021 (B) (D)	1,775,000	1,863,750
Citigroup, Inc.
2.36% (A), 09/01/2023	500,000	508,424
4.40%, 06/10/2025	148,000	149,948
Credit Agricole SA
3.38%, 01/10/2022 (B)	500,000	501,201
8.13% (A), 12/23/2025 (B) (D)	1,553,000	1,650,994
Fifth Third Bancorp
2.88%, 07/27/2020	298,000	302,291
Fifth Third Bank
2.30%, 03/15/2019	235,000	237,020
First Horizon National Corp.
3.50%, 12/15/2020	232,000	236,293
HSBC Holdings PLC
6.88% (A), 06/01/2021 (D) (E)	1,300,000	1,380,642
Intesa Sanpaolo SpA
7.70% (A), 09/17/2025 (B) (D)	1,626,000	1,483,725
JPMorgan Chase & Co.
2.55%, 10/29/2020	299,000	299,984
Lloyds Banking Group PLC
7.50% (A), 06/27/2024 (D)	1,300,000	1,348,477
Regions Financial Corp.
7.38%, 12/10/2037	309,000	381,553
Royal Bank of Scotland Group PLC
8.63% (A), 08/15/2021 (D)	557,000	575,102
Royal Bank of Scotland NV
4.65%, 06/04/2018	483,000	493,754
Societe Generale SA
7.88% (A), 12/18/2023 (B) (D) (E)	1,000,000	977,500
8.00% (A), 09/29/2025 (B) (D) (E)	506,000	509,795
Standard Chartered PLC
2.04% (A), 08/19/2019 (B)	115,000	115,514
7.50% (A), 04/02/2022 (B) (D) (E)	1,488,000	1,493,208
US Bank NA
1.45%, 01/29/2018, MTN	250,000	250,225
Westpac Banking Corp.
4.32% (A), 11/23/2031, MTN	160,000	159,608

		18,101,987

Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc.
1.90%, 02/01/2019	400,000	400,547
Coca-Cola Co.
0.88%, 10/27/2017	299,000	298,905
PepsiCo, Inc.
2.38%, 10/06/2026	250,000	235,357
Pernod Ricard SA
3.25%, 06/08/2026 (B)	400,000	384,584

		1,319,393

Biotechnology - 0.1%
Celgene Corp.
2.13%, 08/15/2018	331,000	332,497

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products - 0.4%
Boise Cascade Co.
5.63%, 09/01/2024 (B)	$ 300,000	$ 305,250
Lennox International, Inc.
3.00%, 11/15/2023	500,000	487,824

		793,074

Capital Markets - 2.4%
Credit Suisse Group AG
3.57%, 01/09/2023 (B)	500,000	497,696
7.50% (A), 12/11/2023 (B) (D)	1,700,000	1,798,362
Credit Suisse Group Funding Guernsey, Ltd.
3.31% (A), 04/16/2021	500,000	518,900
Donnelley Financial Solutions, Inc.
8.25%, 10/15/2024 (B)	244,000	252,540
Goldman Sachs Group, Inc.
2.08% (A), 04/25/2019	250,000	251,651
5.25%, 07/27/2021	267,000	292,800
Morgan Stanley
5.00%, 11/24/2025	289,000	306,934
UBS AG
7.63%, 08/17/2022	800,000	909,600
UBS Group Funding Jersey, Ltd.
3.00%, 04/15/2021 (B)	500,000	499,009

		5,327,492

Chemicals - 0.6%
A. Schulman, Inc.
6.88%, 06/01/2023 (B)	196,000	206,780
Air Liquide Finance SA
1.75%, 09/27/2021 (B)	330,000	318,381
Airgas, Inc.
3.05%, 08/01/2020	106,000	108,617
Ecolab, Inc.
3.70%, 11/01/2046	35,000	31,811
Hexion, Inc.
6.63%, 04/15/2020	184,000	171,580
Praxair, Inc.
2.25%, 09/24/2020	299,000	298,552
Unifrax I LLC / Unifrax Holding Co.
7.50%, 02/15/2019 (B)	202,000	202,000

		1,337,721

Commercial Services & Supplies - 0.8%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.25%, 03/15/2025 (B)	286,000	261,690
Clean Harbors, Inc.
5.13%, 06/01/2021	154,000	157,881
Garda World Security Corp.
7.25%, 11/15/2021 (B)	285,000	272,888
Koppers, Inc.
6.00%, 02/15/2025 (B)	65,000	67,275
Pitney Bowes, Inc.
3.38%, 10/01/2021	440,000	433,341
Quad/Graphics, Inc.
7.00%, 05/01/2022	307,000	300,092
Tervita Escrow Corp.
7.63%, 12/01/2021 (B)	250,000	259,375

		1,752,542

Communications Equipment - 0.4%
Harris Corp.
2.70%, 04/27/2020	383,000	382,686

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2017 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Communications Equipment (continued)
Harris Corp. (continued)
4.85%, 04/27/2035	$ 140,000	$ 148,199
Plantronics, Inc.
5.50%, 05/31/2023 (B)	290,000	295,800

		826,685

Construction & Engineering - 0.5%
Great Lakes Dredge & Dock Corp.
7.38%, 02/01/2019	319,000	319,797
Lennar Corp.
4.13%, 01/15/2022	260,000	262,197
Mattamy Group Corp.
6.88%, 12/15/2023 (B)	130,000	133,900
Weekley Homes LLC / Weekley Finance Corp.
6.00%, 02/01/2023	330,000	313,500

		1,029,394

Consumer Finance - 1.4%
Ally Financial, Inc.
5.75%, 11/20/2025 (E)	357,000	362,355
Altice Financing SA
7.50%, 05/15/2026 (B)	590,000	622,450
BMW US Capital LLC
1.50%, 04/11/2019 (B)	240,000	238,157
Daimler Finance North America LLC
2.00%, 07/06/2021 (B)	225,000	218,025
Enova International, Inc.
9.75%, 06/01/2021	460,000	465,750
Ford Motor Credit Co. LLC
1.73% (A), 08/12/2019	200,000	199,996
Navient Corp.
5.63%, 08/01/2033, MTN	290,000	229,825
OneMain Financial Holdings LLC
6.75%, 12/15/2019 (B)	215,000	223,063
Synchrony Financial
2.60%, 01/15/2019	500,000	502,760

		3,062,381

Containers & Packaging - 0.2%
Amcor Finance USA, Inc.
3.63%, 04/28/2026 (B)	110,000	108,082
Crown Cork & Seal Co., Inc.
7.38%, 12/15/2026	160,000	180,800
Owens-Brockway Glass Container, Inc.
5.38%, 01/15/2025 (B)	149,000	149,745

		438,627

Diversified Financial Services - 0.5%
Credit Acceptance Corp.
7.38%, 03/15/2023	278,000	285,245
Fly Leasing, Ltd.
6.38%, 10/15/2021	200,000	207,500
Hexion 2 US Finance Corp.
10.38%, 02/01/2022 (B) (F)	41,000	41,820
Jefferies Finance LLC / JFIN Co-Issuer Corp.
6.88%, 04/15/2022 (B)	200,000	194,000
National Rural Utilities Cooperative Finance Corp.
2.30%, 11/01/2020	77,000	76,946
Quicken Loans, Inc.
5.75%, 05/01/2025 (B)	430,000	413,875

		1,219,386

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services - 2.0%
AT&T, Inc.
5.80%, 02/15/2019	$ 362,000	$ 387,669
Cogent Communications Group, Inc.
5.38%, 03/01/2022 (B)	395,000	410,306
Embarq Corp.
8.00%, 06/01/2036	390,000	378,179
Frontier Communications Corp.
11.00%, 09/15/2025	405,000	409,556
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	290,000	319,215
Inmarsat Finance PLC
4.88%, 05/15/2022 (B)	435,000	426,300
Intelsat Jackson Holdings SA
5.50%, 08/01/2023	185,000	129,500
SFR Group SA
7.38%, 05/01/2026 (B)	600,000	615,750
Sprint Capital Corp.
8.75%, 03/15/2032	380,000	436,050
Telesat Canada / Telesat LLC
8.88%, 11/15/2024 (B)	425,000	455,812
Verizon Communications, Inc.
4.86%, 08/21/2046	191,000	183,433
Zayo Group LLC / Zayo Capital, Inc.
6.38%, 05/15/2025	290,000	306,858

		4,458,628

Electric Utilities - 0.4%
Exelon Corp.
2.85%, 06/15/2020	594,000	602,325
Southern Power Co.
1.85%, 12/01/2017	239,000	239,679

		842,004

Electrical Equipment - 0.2%
EnerSys
5.00%, 04/30/2023 (B)	300,000	305,250
General Cable Corp.
5.75%, 10/01/2022	155,000	153,838

		459,088

Electronic Equipment, Instruments & Components - 0.0% (G)
Tech Data Corp.
4.95%, 02/15/2027	45,000	44,832

Energy Equipment & Services - 1.0%
Bristow Group, Inc.
6.25%, 10/15/2022 (E)	385,000	344,094
Forum Energy Technologies, Inc.
6.25%, 10/01/2021	267,000	269,670
Genesis Energy, LP / Genesis Energy Finance Corp.
5.63%, 06/15/2024	365,000	367,737
Pattern Energy Group, Inc.
5.88%, 02/01/2024 (B)	104,000	106,080
Sabine Pass Liquefaction LLC
5.88%, 06/30/2026 (B)	420,000	465,675
SESI LLC
7.13%, 12/15/2021	310,000	318,138
TerraForm Power Operating LLC
6.38% (H), 02/01/2023 (B)	280,000	287,700
Trinidad Drilling, Ltd.
6.63%, 02/15/2025 (B) (F)	146,000	149,285

		2,308,379

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2017 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts - 0.7%
American Tower Corp.
2.25%, 01/15/2022	$ 500,000	$ 479,197
CTR Partnership, LP / CareTrust Capital Corp.
5.88%, 06/01/2021	281,000	287,322
ESH Hospitality, Inc.
5.25%, 05/01/2025 (B)	210,000	210,788
iStar, Inc.
6.50%, 07/01/2021	275,000	286,000
Starwood Property Trust, Inc.
5.00%, 12/15/2021 (B)	307,000	311,989

		1,575,296

Food & Staples Retailing - 0.4%
Albertsons Cos. LLC / Safeway, Inc.
5.75%, 03/15/2025 (B)	100,000	99,375
6.63%, 06/15/2024 (B)	279,000	290,774
Walgreens Boots Alliance, Inc.
2.60%, 06/01/2021	470,000	468,894

		859,043

Food Products - 0.1%
Land O’Lakes Capital Trust I
7.45%, 03/15/2028 (B)	96,000	107,760
Smithfield Foods, Inc.
4.25%, 02/01/2027 (B) (F)	50,000	50,567

		158,327

Health Care Equipment & Supplies - 0.1%
Danaher Corp.
1.65%, 09/15/2018	137,000	137,086

Health Care Providers & Services - 0.5%
Centene Corp.
4.75%, 01/15/2025	210,000	207,243
CHS / Community Health Systems, Inc.
6.88%, 02/01/2022	275,000	200,062
HCA, Inc.
5.25%, 06/15/2026	187,000	194,947
IASIS Healthcare LLC / IASIS Capital Corp.
8.38%, 05/15/2019	199,000	189,548
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 05/01/2023 (B)	400,000	413,000

		1,204,800

Hotels, Restaurants & Leisure - 1.7%
Brinker International, Inc.
5.00%, 10/01/2024 (B)	300,000	291,750
Caesars Growth Properties Holdings LLC / Caesars Growth Properties Finance, Inc.
9.38%, 05/01/2022	380,000	410,400
Chester Downs & Marina LLC / Chester Downs Finance Corp.
9.25%, 02/01/2020 (B)	310,000	310,000
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.50%, 07/01/2019 (B)	188,000	187,765
Golden Nugget, Inc.
8.50%, 12/01/2021 (B)	235,000	252,037
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.
6.13%, 12/01/2024 (B)	205,000	214,225
Mohegan Tribal Gaming Authority
7.88%, 10/15/2024 (B)	350,000	366,625

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
NCL Corp., Ltd.
4.75%, 12/15/2021 (B)	$ 200,000	$ 201,660
PF Chang’s China Bistro, Inc.
10.25%, 06/30/2020 (B)	209,000	207,955
Royal Caribbean Cruises, Ltd.
5.25%, 11/15/2022	418,000	451,440
Sabre GLBL, Inc.
5.38%, 04/15/2023 (B)	180,000	183,094
Scientific Games International, Inc.
10.00%, 12/01/2022	490,000	502,064
Silversea Cruise Finance, Ltd.
7.25%, 02/01/2025 (B)	210,000	215,819

		3,794,834

Household Durables - 0.2%
Newell Brands, Inc.
3.85%, 04/01/2023	380,000	391,731
Tempur Sealy International, Inc.
5.50%, 06/15/2026	139,000	136,915

		528,646

Independent Power & Renewable Electricity Producers - 0.5%
AES Corp.
5.50%, 03/15/2024	290,000	293,625
Calpine Corp.
5.50%, 02/01/2024	260,000	253,500
Dynegy, Inc.
7.38%, 11/01/2022	345,000	340,687
8.00%, 01/15/2025 (B)	225,000	216,000

		1,103,812

Insurance - 0.6%
American International Group, Inc.
3.30%, 03/01/2021	510,000	522,954
Assured Guaranty Municipal Holdings, Inc.
6.40% (A), 12/15/2066 (B)	425,000	351,687
Pricoa Global Funding I
1.35%, 08/18/2017 (B)	175,000	175,104
XLIT, Ltd.
4.45%, 03/31/2025	238,000	237,817

		1,287,562

Internet & Direct Marketing Retail - 0.2%
Netflix, Inc.
5.88%, 02/15/2025	365,000	396,025

Internet Software & Services - 0.2%
Cimpress NV
7.00%, 04/01/2022 (B)	380,000	391,400

IT Services - 0.1%
Alliance Data Systems Corp.
5.88%, 11/01/2021 (B)	200,000	206,500

Machinery - 0.5%
ATS Automation Tooling Systems, Inc.
6.50%, 06/15/2023 (B)	150,000	155,250
Grinding Media, Inc. / MC Grinding Media Canada, Inc.
7.38%, 12/15/2023 (B)	144,000	152,100
JB Poindexter & Co., Inc.
9.00%, 04/01/2022 (B)	193,000	203,132
Novelis Corp.
5.88%, 09/30/2026 (B)	150,000	152,250
6.25%, 08/15/2024 (B)	103,000	108,408

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2017 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery (continued)
Roper Technologies, Inc.
2.80%, 12/15/2021	$ 230,000	$ 229,844
Terex Corp.
5.63%, 02/01/2025 (B)	150,000	153,195

		1,154,179

Media - 1.6%
Block Communications, Inc.
7.25%, 02/01/2020 (B)	319,000	324,583
Cable One, Inc.
5.75%, 06/15/2022 (B)	181,000	189,145
Cablevision Systems Corp.
5.88%, 09/15/2022	300,000	301,500
CCO Holdings LLC / CCO Holdings Capital Corp.
5.75%, 02/15/2026 (B)	310,000	328,503
Charter Communications Operating LLC / Charter Communications Operating Capital
3.58%, 07/23/2020	178,000	182,354
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	480,000	484,320
CSC Holdings LLC
5.50%, 04/15/2027 (B)	400,000	406,000
DISH DBS Corp.
7.75%, 07/01/2026	367,000	410,812
Omnicom Group, Inc.
3.60%, 04/15/2026	125,000	123,884
Sirius XM Radio, Inc.
5.38%, 07/15/2026 (B)	320,000	325,200
Ziggo Secured Finance BV
5.50%, 01/15/2027 (B)	425,000	423,406

		3,499,707

Metals & Mining - 0.9%
AK Steel Corp.
7.50%, 07/15/2023	325,000	355,998
ArcelorMittal
6.13%, 06/01/2025	131,000	144,019
7.25%, 02/25/2022	219,000	246,922
First Quantum Minerals, Ltd.
7.25%, 05/15/2022 (B)	400,000	408,000
Hudbay Minerals, Inc.
7.63%, 01/15/2025 (B)	333,000	356,310
Kaiser Aluminum Corp.
5.88%, 05/15/2024	105,000	109,988
U.S. Steel Corp.
8.38%, 07/01/2021 (B)	289,000	320,790

		1,942,027

Multiline Retail - 0.2%
Conn’s, Inc.
7.25%, 07/15/2022	407,000	350,020

Oil, Gas & Consumable Fuels - 3.4%
Anadarko Petroleum Corp.
6.45%, 09/15/2036	172,000	207,131
Antero Midstream Partners, LP / Antero Midstream Finance Corp.
5.38%, 09/15/2024 (B)	247,000	252,558
Carrizo Oil & Gas, Inc.
6.25%, 04/15/2023 (E)	182,000	186,778
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/2024 (B)	225,000	251,156
Chesapeake Energy Corp.
8.00%, 01/15/2025 (B) (E)	250,000	256,094

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Columbia Pipeline Group, Inc.
2.45%, 06/01/2018	$ 345,000	$ 346,903
Denbury Resources, Inc.
5.50%, 05/01/2022	164,000	140,630
9.00%, 05/15/2021 (B)	375,000	409,687
EnLink Midstream Partners, LP
4.85%, 07/15/2026	500,000	514,324
EP Energy LLC / Everest Acquisition Finance, Inc.
8.00%, 11/29/2024 (B)	210,000	226,800
Exxon Mobil Corp.
1.71%, 03/01/2019	200,000	200,439
Hilcorp Energy I, LP / Hilcorp Finance Co.
5.00%, 12/01/2024 (B)	275,000	270,875
Holly Energy Partners, LP / Holly Energy Finance Corp.
6.00%, 08/01/2024 (B)	297,000	311,108
MEG Energy Corp.
6.38%, 01/30/2023 (B)	270,000	251,100
6.50%, 01/15/2025 (B)	175,000	176,750
Newfield Exploration Co.
5.38%, 01/01/2026	225,000	232,875
Noble Energy, Inc.
3.90%, 11/15/2024	248,000	251,526
PBF Holding Co. LLC / PBF Finance Corp.
7.00%, 11/15/2023	300,000	305,250
Rose Rock Midstream, LP / Rose Rock Finance Corp.
5.63%, 07/15/2022	300,000	298,500
RSP Permian, Inc.
5.25%, 01/15/2025 (B)	200,000	204,500
Sanchez Energy Corp.
6.13%, 01/15/2023 (E)	139,000	133,440
SM Energy Co.
5.63%, 06/01/2025 (E)	250,000	243,750
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.50%, 08/15/2022	205,000	205,513
SunCoke Energy Partners, LP / SunCoke Energy Partners Finance Corp.
7.38%, 02/01/2020	385,000	384,037
Tallgrass Energy Partners, LP / Tallgrass Energy Finance Corp.
5.50%, 09/15/2024 (B)	310,000	314,650
Tesoro Logistics, LP / Tesoro Logistics Finance Corp.
6.13%, 10/15/2021	315,000	329,569
Western Gas Partners, LP
4.65%, 07/01/2026	330,000	342,691
WPX Energy, Inc.
7.50%, 08/01/2020	225,000	244,125

		7,492,759

Paper & Forest Products - 0.4%
Clearwater Paper Corp.
4.50%, 02/01/2023	190,000	189,145
Georgia-Pacific LLC
3.60%, 03/01/2025 (B)	486,000	492,663
P.H. Glatfelter Co.
5.38%, 10/15/2020	280,000	284,900

		966,708

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2017 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Professional Services - 0.3%
Harland Clarke Holdings Corp.
6.88%, 03/01/2020 (B)	$ 525,000	$ 521,062
Total System Services, Inc.
3.80%, 04/01/2021	160,000	165,064

		686,126

Real Estate Management & Development - 0.4%
Greystar Real Estate Partners LLC
8.25%, 12/01/2022 (B)	190,000	205,912
Kennedy-Wilson, Inc.
5.88%, 04/01/2024	375,000	387,319
Mattamy Group Corp.
6.50%, 11/15/2020 (B)	320,000	327,200

		920,431

Road & Rail - 0.2%
GATX Corp.
3.25%, 09/15/2026 (E)	110,000	104,029
Hertz Corp.
5.50%, 10/15/2024 (B)	306,000	257,040

		361,069

Semiconductors & Semiconductor Equipment - 0.2%
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.88%, 01/15/2027 (B)	230,000	228,246
Sensata Technologies BV
5.00%, 10/01/2025 (B)	205,000	204,898

		433,144

Software - 0.5%
Microsoft Corp.
1.10%, 08/08/2019	500,000	492,589
2.38%, 02/06/2022	500,000	499,864
Nuance Communications, Inc.
5.63%, 12/15/2026 (B)	150,000	149,812

		1,142,265

Specialty Retail - 0.1%
Advance Auto Parts, Inc.
5.75%, 05/01/2020	137,000	149,265

Technology Hardware, Storage & Peripherals - 0.7%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
3.48%, 06/01/2019 (B)	230,000	234,732
6.02%, 06/15/2026 (B)	580,000	626,215
Diebold Nixdorf, Inc.
8.50%, 04/15/2024	399,000	435,907
Western Digital Corp.
10.50%, 04/01/2024 (B)	295,000	347,363

		1,644,217

Trading Companies & Distributors - 0.1%
Aircastle, Ltd.
5.00%, 04/01/2023	250,000	253,770

Transportation Infrastructure - 0.3%
Penske Truck Leasing Co., LP / PTL Finance Corp.
2.88%, 07/17/2018 (B)	596,000	603,129

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 0.6%
Sprint Corp.
7.25%, 09/15/2021	$ 895,000	$ 958,992
T-Mobile USA, Inc.
6.54%, 04/28/2020	390,000	401,213

		1,360,205

Total Corporate Debt Securities (Cost $78,068,888)		80,179,698

FOREIGN GOVERNMENT OBLIGATIONS - 25.7%
Argentina - 3.8%
Argentina Republic Government International Bond
6.88%, 04/22/2021 (I)	3,220,000	3,424,470
7.13%, 07/06/2036 (I)	2,000,000	1,882,000
7.50%, 04/22/2026 (I)	2,950,000	3,079,800

		8,386,270

Brazil - 8.8%
Brazil Notas do Tesouro Nacional
Series F,
10.00%, 01/01/2019 - 01/01/2027	BRL 63,700,000	19,611,542

Indonesia - 3.6%
Indonesia Treasury Bond
8.25%, 07/15/2021	IDR 29,700,000,000	2,288,807
8.38%, 03/15/2024 - 03/15/2034	47,300,000,000	3,675,574
10.50%, 08/15/2030	22,200,000,000	1,989,265

		7,953,646

Mexico - 1.5%
Mexico Government International Bond
3.63%, 03/15/2022	$ 1,330,000	1,342,635
4.75%, 03/08/2044, MTN	2,180,000	2,000,150

		3,342,785

Panama - 0.5%
Panama Government International Bond
7.13%, 01/29/2026	880,000	1,102,200

Peru - 7.0%
Peru Government Bond
5.70%, 08/12/2024	PEN 11,900,000	3,648,989
6.35%, 08/12/2028	5,350,000	1,648,842
6.95%, 08/12/2031	6,000,000	1,916,370
8.20%, 08/12/2026	14,730,000	5,196,308
Peru Government International Bond
6.35%, 08/12/2028 (B)	9,960,000	3,069,620

		15,480,129

Poland - 0.5%
Republic of Poland Government International Bond
3.00%, 03/17/2023	$ 1,190,000	1,172,150

Total Foreign Government Obligations (Cost $57,593,607)		57,048,722

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2017 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS - 0.2%
Machinery - 0.1%
Ameriforge Group, Inc.
1st Lien Term Loan,
5.00% (A), 12/19/2019	$ 171,094	$ 95,385

Media - 0.0% (G)
Wenner Media LLC
Term Loan,
7.75% (A), 05/19/2019	107,339	92,311

Oil, Gas & Consumable Fuels - 0.1%
EP Energy LLC
Term Loan,
9.75% (A), 06/30/2021	200,000	207,000

Total Loan Assignments (Cost $414,685)		394,696

U.S. GOVERNMENT OBLIGATIONS - 5.3%
U.S. Treasury - 0.6%
U.S. Treasury Note
0.75%, 01/31/2018	1,000	999
1.50%, 08/15/2026	800,000	735,500
2.00%, 11/15/2026	72,000	69,190
2.13%, 11/30/2023	585,000	581,321

		1,387,010

U.S. Treasury Inflation-Protected Securities - 4.7%
U.S. Treasury Inflation-Indexed Bond
1.00%, 02/15/2046	1,222,392	1,244,747
1.75%, 01/15/2028	576,060	651,640
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2021 - 07/15/2026	3,584,105	3,597,837
0.25%, 01/15/2025	1,019,050	1,012,553
0.38%, 07/15/2025	407,120	409,262
0.63%, 01/15/2024	1,034,430	1,063,721
1.63%, 01/15/2018	1,267,332	1,302,663
2.13%, 01/15/2019	1,124,200	1,191,970

		10,474,393

Total U.S. Government Obligations (Cost $12,007,004)		11,861,403

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 4.8%
U.S. Treasury Bill
0.43% (J), 02/23/2017 (K)	90,000	89,974
0.45% (J), 02/23/2017 (K)	50,000	49,986
0.46% (J), 02/23/2017 (K)	175,000	174,950
0.47% (J), 02/23/2017 (K)	56,000	55,984
0.48% (J), 02/23/2017 (K)	300,000	299,914
0.49% (J), 02/23/2017 (K)	60,000	59,983
0.50% (J), 05/18/2017	10,000,000	9,985,280

Total Short-Term U.S. Government Obligations (Cost $10,716,174)		10,716,071

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.52% (J)	4,264,885	$ 4,264,885

Total Securities Lending Collateral (Cost $4,264,885)		4,264,885

	Principal	Value
REPURCHASE AGREEMENT - 8.2%
State Street Bank & Trust Co. 0.03% (J), dated 01/31/2017, to be repurchased at $18,225,771 on 02/01/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2019, and with a value of $18,591,540.	$ 18,225,756	18,225,756

Total Repurchase Agreement (Cost $18,225,756)		18,225,756

Total Investments (Cost $233,390,327) (L)		235,479,135
Net Other Assets (Liabilities) - (6.0)%		(13,414,877)

Net Assets - 100.0%		$ 222,064,258

FUTURES CONTRACTS: (M)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	Short	(440)	03/22/2017	$—	$(49,185)

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2017 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (N)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$52,787,904	$—	$52,787,904
Corporate Debt Securities	—	80,179,698	—	80,179,698
Foreign Government Obligations	—	57,048,722	—	57,048,722
Loan Assignments	—	394,696	—	394,696
U.S. Government Obligations	—	11,861,403	—	11,861,403
Short-Term U.S. Government Obligations	—	10,716,071	—	10,716,071
Securities Lending Collateral	4,264,885	—	—	4,264,885
Repurchase Agreement	—	18,225,756	—	18,225,756

Total Investments	$4,264,885	$231,214,250	$—	$235,479,135

LIABILITIES
Other Financial Instruments
Futures Contracts (O)	$(49,185)	$—	$—	$(49,185)

Total Other Financial Instruments	$(49,185)	$—	$—	$(49,185)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of January 31, 2017.
(B)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the total value of 144A securities is $57,391,887, representing 25.8% of the Fund’s net assets.

(C)	Illiquid securities. At January 31, 2017, total value of illiquid securities is $10,585,836, representing 4.8% of the Fund’s net assets.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)

All or a portion of the securities are on loan. The total value of all securities on loan is $4,176,811. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(F)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after January 31, 2017.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of January 31, 2017; the maturity date disclosed is the ultimate maturity date.
(I)

Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2017, the total value of Regulation S securities is $8,386,270, representing 3.8% of the Fund’s net assets.

(J)	Rates disclosed reflect the yields at January 31, 2017.
(K)

All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of all securities segregated as collateral to cover margin requirements for open futures contracts is $730,791.

(L)

Aggregate cost for federal income tax purposes is $233,390,327. Aggregate gross unrealized appreciation and depreciation for all securities is $4,454,238 and $2,365,430, respectively. Net unrealized appreciation for tax purposes is $2,088,808.

(M)	Cash in the amount of $61,873 has been segregated by the broker as collateral to cover margin requirements for open futures contracts.
(N)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(O)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
IDR	Indonesian Rupiah
PEN	Peruvian Nuevo Sol

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 8	January 31, 2017 Form N-Q

Transamerica US Growth

SCHEDULE OF INVESTMENTS

At January 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Aerospace & Defense - 0.7%
General Dynamics Corp.	38,881	$ 7,040,571

Banks - 0.7%
M&T Bank Corp.	42,921	6,977,667

Beverages - 2.0%
Molson Coors Brewing Co., Class B	92,535	8,931,478
Monster Beverage Corp. (A)	278,676	11,871,598

		20,803,076

Biotechnology - 2.4%
Alkermes PLC (A)	15,338	829,939
Biogen, Inc. (A)	27,647	7,664,854
Incyte Corp. (A)	62,442	7,568,595
Regeneron Pharmaceuticals, Inc., Class A (A)	21,901	7,868,811

		23,932,199

Building Products - 0.9%
Fortune Brands Home & Security, Inc.	173,302	9,554,139

Capital Markets - 2.4%
BlackRock, Inc., Class A	38,547	14,415,807
Intercontinental Exchange, Inc.	176,000	10,271,360

		24,687,167

Chemicals - 2.1%
PPG Industries, Inc.	116,786	11,679,768
Sherwin-Williams Co.	31,789	9,657,816

		21,337,584

Consumer Finance - 1.0%
Capital One Financial Corp.	118,179	10,327,663

Containers & Packaging - 1.1%
Crown Holdings, Inc. (A)	212,875	11,531,439

Electrical Equipment - 1.4%
AMETEK, Inc., Class A	140,691	7,189,310
Eaton Corp. PLC	103,380	7,317,236

		14,506,546

Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	105,442	6,651,281

Food & Staples Retailing - 3.0%
Costco Wholesale Corp.	123,633	20,269,630
Walgreens Boots Alliance, Inc.	128,599	10,537,402

		30,807,032

Food Products - 1.4%
Mondelez International, Inc., Class A	313,689	13,890,149

Health Care Equipment & Supplies - 1.8%
Hologic, Inc. (A)	253,174	10,261,142
Medtronic PLC	111,323	8,462,775

		18,723,917

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services - 3.3%
HCA Holdings, Inc. (A)	141,507	$ 11,360,182
UnitedHealth Group, Inc.	137,506	22,289,723

		33,649,905

Hotels, Restaurants & Leisure - 2.8%
Hilton Worldwide Holdings, Inc.	165,059	9,504,097
Starbucks Corp.	352,272	19,452,460

		28,956,557

Household Durables - 1.2%
Mohawk Industries, Inc. (A)	57,249	12,356,624

Household Products - 1.5%
Colgate-Palmolive Co.	234,000	15,111,720

Industrial Conglomerates - 1.8%
Honeywell International, Inc.	156,561	18,524,297

Insurance - 1.0%
Allstate Corp.	140,328	10,554,069

Internet & Direct Marketing Retail - 5.3%
Amazon.com, Inc. (A)	47,152	38,828,729
Netflix, Inc. (A)	107,804	15,169,101

		53,997,830

Internet Software & Services - 10.0%
Alphabet, Inc., Class A (A)	45,058	36,956,121
Alphabet, Inc., Class C (A)	24,769	19,735,691
eBay, Inc. (A)	257,589	8,199,058
Facebook, Inc., Class A (A)	227,927	29,703,447
GoDaddy, Inc., Class A (A) (B)	212,466	7,591,410

		102,185,727

IT Services - 5.3%
Accenture PLC, Class A	92,372	10,518,400
Global Payments, Inc.	130,982	10,122,289
MasterCard, Inc., Class A	221,612	23,564,004
PayPal Holdings, Inc. (A)	239,244	9,517,126

		53,721,819

Life Sciences Tools & Services - 1.5%
Thermo Fisher Scientific, Inc.	96,468	14,700,759

Machinery - 3.3%
Illinois Tool Works, Inc., Class A	77,571	9,867,031
Middleby Corp. (A)	87,829	11,784,895
Snap-on, Inc.	66,725	12,112,590

		33,764,516

Media - 2.9%
Comcast Corp., Class A	390,895	29,481,301

Multiline Retail - 1.1%
Dollar Tree, Inc. (A)	141,834	10,948,166

Personal Products - 1.4%
Estee Lauder Cos., Inc., Class A	180,433	14,652,964

Pharmaceuticals - 4.2%
Allergan PLC (A)	81,012	17,732,717
Bristol-Myers Squibb Co.	332,361	16,338,867
Eli Lilly & Co.	117,542	9,054,260

		43,125,844

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2017 Form N-Q

Transamerica US Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Professional Services - 1.7%
Equifax, Inc.	65,981	$ 7,738,252
Verisk Analytics, Inc., Class A (A)	109,110	9,016,850

		16,755,102

Road & Rail - 1.0%
JB Hunt Transport Services, Inc.	98,630	9,772,260

Semiconductors & Semiconductor Equipment - 2.3%
Analog Devices, Inc., Class A	125,580	9,410,965
Broadcom, Ltd.	70,846	14,133,777

		23,544,742

Software - 7.9%
Adobe Systems, Inc. (A)	110,459	12,523,842
Electronic Arts, Inc. (A)	126,110	10,521,358
Microsoft Corp.	498,085	32,201,195
salesforce.com, Inc. (A)	117,861	9,322,805
ServiceNow, Inc. (A)	75,723	6,862,018
Workday, Inc., Class A (A) (B)	103,458	8,596,325

		80,027,543

Specialty Retail - 4.7%
Advance Auto Parts, Inc.	73,784	12,118,284
Lowe’s Cos., Inc.	204,177	14,921,255
Michaels Cos., Inc. (A)	237,610	4,673,789
TJX Cos., Inc.	220,910	16,550,577

		48,263,905

Technology Hardware, Storage & Peripherals - 7.2%
Apple, Inc.	549,111	66,634,620
Western Digital Corp.	78,090	6,226,116

		72,860,736

Textiles, Apparel & Luxury Goods - 2.9%
NIKE, Inc., Class B	378,953	20,046,614
VF Corp.	177,473	9,136,310

		29,182,924

Tobacco - 2.3%
Altria Group, Inc.	331,789	23,616,741

Total Common Stocks (Cost $762,220,217)		1,000,526,481

SECURITIES LENDING COLLATERAL - 0.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.52% (C)	8,468,406	8,468,406

Total Securities Lending Collateral (Cost $8,468,406)		8,468,406

	Principal	Value
REPURCHASE AGREEMENT - 1.4%
State Street Bank & Trust Co. 0.03% (C), dated 01/31/2017, to be repurchased at $14,111,451 on 02/01/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2019, and with a value of $14,394,804.	$ 14,111,439	14,111,439

Total Repurchase Agreement (Cost $14,111,439)		14,111,439

Value
Total Investments (Cost $784,800,062) (D)	$ 1,023,106,326
Net Other Assets (Liabilities) - (0.4)%	(3,892,841)

Net Assets - 100.0%	$ 1,019,213,485

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2017 Form N-Q

Transamerica US Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,000,526,481	$—	$—	$1,000,526,481
Securities Lending Collateral	8,468,406	—	—	8,468,406
Repurchase Agreement	—	14,111,439	—	14,111,439

Total Investments	$1,008,994,887	$14,111,439	$—	$1,023,106,326

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $8,278,596. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rates disclosed reflect the yields at January 31, 2017.
(D)

Aggregate cost for federal income tax purposes is $784,800,062. Aggregate gross unrealized appreciation and depreciation for all securities is $248,437,711 and $10,131,447, respectively. Net unrealized appreciation for tax purposes is $238,306,264.

(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS

At January 31, 2017

(unaudited)

1. ORGANIZATION

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. The funds (each, a “Fund” and collectively, the “Funds”) are each a series of the Trust and are listed below.

Fund	Fund
ClearTrack® 2015	Transamerica Government Money Market (“Government Money Market”)
ClearTrack® 2020	Transamerica Growth (“Growth”)
ClearTrack® 2025	Transamerica High Yield Bond (“High Yield Bond”)
ClearTrack® 2030	Transamerica High Yield Muni (“High Yield Muni”)
ClearTrack® 2035	Transamerica Inflation Opportunities (“Inflation Opportunities”)
ClearTrack® 2040	Transamerica Intermediate Bond (“Intermediate Bond”)
ClearTrack® 2045	Transamerica Intermediate Muni (“Intermediate Muni”)
ClearTrack® 2050	Transamerica International Equity (“International Equity”)
ClearTrack® Retirement Income	Transamerica International Equity Opportunities (“International Equity Opportunities”)
Transamerica Asset Allocation – Conservative Portfolio (“Asset Allocation – Conservative”)	Transamerica International Small Cap (“International Small Cap”)
Transamerica Asset Allocation – Growth Portfolio (“Asset Allocation – Growth”)	Transamerica International Small Cap Value (“International Small Cap Value”)
Transamerica Asset Allocation – Moderate Growth Portfolio (“Asset Allocation – Moderate Growth”)	Transamerica Large Cap Value (“Large Cap Value”)
Transamerica Asset Allocation – Moderate Portfolio (“Asset Allocation – Moderate”)	Transamerica Long/Short Strategy (“Long/Short Strategy”)
Transamerica Bond (“Bond”)	Transamerica Managed Futures Strategy (“Managed Futures Strategy”)
Transamerica Capital Growth (“Capital Growth”)	Transamerica Mid Cap Growth (“Mid Cap Growth”)
Transamerica Concentrated Growth (“Concentrated Growth”)	Transamerica Mid Cap Value (“Mid Cap Value”)
Transamerica Core Bond (“Core Bond”)	Transamerica Mid Cap Value Opportunities (“Mid Cap Value Opportunities”)
Transamerica Developing Markets Equity (“Developing Markets Equity”)	Transamerica MLP & Energy Income (“MLP & Energy Income”)
Transamerica Dividend Focused (“Dividend Focused”)	Transamerica Multi-Cap Growth (“Multi-Cap Growth”)
Transamerica Dynamic Allocation (“Dynamic Allocation”)	Transamerica Multi-Managed Balanced (“Multi-Managed Balanced”)
Transamerica Dynamic Income (“Dynamic Income”)	Transamerica Multi-Manager Alternative Strategies Portfolio (“Multi-Manager Alternative Strategies”)
Transamerica Emerging Markets Debt (“Emerging Markets Debt”)	Transamerica Short-Term Bond (“Short-Term Bond”)
Transamerica Emerging Markets Equity (“Emerging Markets Equity”)	Transamerica Small Cap Core (“Small Cap Core”)
Transamerica Event Driven (“Event Driven”)	Transamerica Small Cap Growth (“Small Cap Growth”)
Transamerica Flexible Income (“Flexible Income”)	Transamerica Small Cap Value (“Small Cap Value”)
Transamerica Floating Rate (“Floating Rate”)	Transamerica Small/Mid Cap Value (“Small/Mid Cap Value”)
Transamerica Global Equity (“Global Equity”)	Transamerica Strategic High Income (“Strategic High Income”) (A)
Transamerica Global Long/Short Equity (“Global Long/Short Equity”)	Transamerica Total Return (“Total Return”)
Transamerica Global Multifactor Macro (“Global Multifactor Macro”)	Transamerica Unconstrained Bond (“Unconstrained Bond”)
Transamerica Global Real Estate Securities (“Global Real Estate Securities”)	Transamerica US Growth (“US Growth”)

(A)	Transamerica Income and Growth merged into Strategic High Income on December 2, 2016.

Emerging Markets Debt, Event Driven, Global Multifactor Macro, Global Real Estate Securities, High Yield Muni, Managed Futures Strategy, and MLP & Energy Income are “non-diversified” Funds, as defined under the 1940 Act.

The Funds’ Board of Trustees (the “Board”) approved the reorganization of each series of Transamerica Partners Funds Group, Transamerica Partners Funds Group II and Transamerica Partners Portfolios into new and existing Funds within the Trust.

Transamerica Funds	Page 1	January 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

1. ORGANIZATION (continued)

The proposed reorganizations into existing Destination Funds are as follows:

Target Fund	Destination Fund
Transamerica Partners High Yield Bond	High Yield Bond
Transamerica Partners Institutional High Yield Bond
Transamerica Partners High Yield Bond Portfolio
Transamerica Partners Government Money Market	Government Money Market
Transamerica Partners Institutional Government Money Market
Transamerica Partners Government Money Market Portfolio
Transamerica Partners Core Bond	Intermediate Bond
Transamerica Partners Institutional Core Bond
Transamerica Partners Core Bond Portfolio
Transamerica Partners International Equity	International Equity
Transamerica Partners Institutional International Equity
Transamerica Partners International Equity Portfolio
Transamerica Partners Mid Growth	Mid Cap Growth
Transamerica Partners Institutional Mid Growth
Transamerica Partners Mid Growth Portfolio
Transamerica Partners Mid Value	Mid Cap Value Opportunities
Transamerica Partners Institutional Mid Value
Transamerica Partners Mid Value Portfolio
Transamerica Partners Small Core	Small Cap Core
Transamerica Partners Institutional Small Core
Transamerica Partners Small Core Portfolio
Transamerica Partners Small Growth	Small Cap Growth
Transamerica Partners Institutional Small Growth
Transamerica Partners Small Growth Portfolio
Transamerica Partners Small Value	Small Cap Value
Transamerica Partners Institutional Small Value
Transamerica Partners Small Value Portfolio

Each proposed reorganization is subject to target fund shareholder approval and other closing conditions. The target funds would receive newly-issued Class R, Class R4 or Class I3 shares, as applicable, in the reorganization.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Funds. TAM provides continuous and regular investment management services to the Funds. TAM supervises each Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Funds.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of a Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Funds and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Funds employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Funds’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Funds; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Board, participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Funds; oversight of other service providers to the Funds, such as the custodian, the transfer agent, the Funds’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Funds; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Funds, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Transamerica Funds	Page 2	January 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

1. ORGANIZATION (continued)

TAM’s investment management services also include the provision of supervisory and administrative services to the Funds. These services include performing certain administrative services for the Funds and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Funds by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Funds from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of fund investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Funds’ custodian and dividend disbursing agent and monitoring their services to the Funds; assisting the Funds in preparing reports to shareholders; acting as liaison with the Funds’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Transamerica Funds	Page 3	January 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

3. SECURITY VALUATION (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Funds’ investments, at January 31, 2017, is disclosed within the Security Valuation section of each Fund’s Schedule of Investments or Consolidated Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Funds use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETF, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Investment companies: Investment companies are valued at the NAV of the underlying funds. These investments are actively traded and no valuation adjustments are applied. Investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Convertible bonds: The fair value of convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Transamerica Funds	Page 4	January 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

3. SECURITY VALUATION (continued)

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations and variable rate notes: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Rights: Rights may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the rights are priced at zero. Rights are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Funds, with the exception of Government Money Market, normally value short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Government Money Market values all security positions using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Warrants: Warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the warrants are priced at zero. Warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Funds	Page 5	January 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

3. SECURITY VALUATION (continued)

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Funds’ Board. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Loan participations and assignments: The Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Funds to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Funds assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

Each Fund, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Funds that participate in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Funds have direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Funds may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

Unfunded commitments represent the remaining obligation of the Funds to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion.

Fund	Principal Commitment	Unrealized Appreciation (Depreciation)
Floating Rate
USS Parent Holding Corp., Delayed Draw Term Loan	$107,692	$504
TricorBraun Holdings, Inc., 1st Lien Delayed Draw Term Loan	79,545	1,476

Total	$187,237	$1,980

Open secured loan participations and assignments at January 31, 2017, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Payment in-kind (“PIK”) securities: PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

PIKs held at January 31, 2017, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at January 31, 2017, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Restricted and illiquid securities: The Funds may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Transamerica Funds	Page 6	January 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

Restricted and illiquid securities held at January 31, 2017, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

TBA commitments held at January 31, 2017, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): Certain Funds may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at January 31, 2017, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

When-issued, delayed-delivery, and forward commitment transactions: The Funds may purchase or sell securities on a when-issued, delayed-delivery, and forward commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds engage in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Funds engage in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the Funds are not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Funds will segregate with their custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Funds if the other party to the transaction defaults on its obligation to make payment or delivery, and the Funds are delayed or prevented from completing the transaction. The Funds may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Funds sell a security on a delayed-delivery basis, the Funds do not participate in future gains and losses on the security.

When-issued, delayed-delivery, and forward commitment transactions held at January 31, 2017, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Funds invest borrowing proceeds in other securities, the Funds will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Funds may borrow on a secured or on an unsecured basis. If the Funds enter into a secured borrowing arrangement, a portion of the Funds’ assets will be used as collateral. The 1940 Act requires the Funds to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Funds’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Funds may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Funds pursuant to a Securities Lending Agreement. The lending of securities exposes the Funds to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Funds in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust – Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The TAM family of mutual funds is a significant shareholder of the Navigator as of January 31, 2017. No individual fund has a significant holding in the Navigator.

Transamerica Funds	Page 7	January 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The value of loaned securities and related collateral outstanding at January 31, 2017, if any, are shown on a gross basis within the Schedule of Investments or Consolidated Schedule of Investments.

Reverse repurchase agreements: The Funds, with the exception of Government Money Market, may enter into reverse repurchase agreements in which the Funds sell portfolio securities and agree to repurchase them from the buyer at a specified date and price. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Pursuant to the terms of the reverse repurchase agreements, the Funds’ custodian must segregate assets with an aggregate market value greater than or equal to 100% of the repurchase price. In periods of increased demand for the security, the Funds may receive a fee for use of the security by the counterparty, which may result in interest income to the Funds. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Funds are obligated to repurchase under the agreement may decline below the repurchase price. The Funds are subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Funds. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in the Funds exercising their rights under the agreement, or those rights may be limited by other contractual agreements.

For the period ended January 31, 2017, the Funds’ average borrowings are as follows:

Fund	Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
Total Return	$87,352,484	92	0.81%

Open reverse repurchase agreements at January 31, 2017, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Sale-buyback: The Funds may enter into sale-buyback financing transactions. The Funds account for sale-buyback financing transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Sale-buyback financing transactions involve sales by the Funds of securities and simultaneously contracts to repurchase the same or substantially similar securities at an agreed upon price and date.

The Funds forgo principal and interest paid during the roll period on the securities sold in a sale-buyback financing transaction. The Funds are compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “price drop”), as well as by any interest earned on the proceeds of the securities sold. Sale-buyback financing transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Sale-buyback financing transactions expose the Funds to risks such as, the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Funds, the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price. The Funds’ obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Funds’ forward commitment to repurchase the subject security. Sale-buyback financing transactions accounted for as borrowing transactions are excluded from the Funds’ turnover rates.

For the period ended January 31, 2017, the Funds’ average borrowings are as follows:

Fund	Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
Total Return	$1,372,885	30	0.53%

Open sale-buyback financing transactions at January 31, 2017, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Repurchase agreements: In a repurchase agreement, the Funds purchase a security and simultaneously commit to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Funds’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Funds and their counterparties that provide for the net settlement of all transactions and collateral with the Funds, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments or Consolidated Schedule of Investments are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments or Consolidated Schedule of Investments, exceeds the value of each repurchase agreement at January 31, 2017.

Transamerica Funds	Page 8	January 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements at January 31, 2017, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Line of credit: Event Driven has entered into an agreement with Citibank, N.A. to provide a $60 million committed line of credit to the Fund to be utilized for the purpose of purchasing or carrying securities. An upfront facility fee, calculated as 0.25% of the entire commitment, was due to Citibank, N.A. on the closing date of the agreement. Interest is charged to the Fund based on its borrowings at a rate per year of 1.20% plus the one-month London Interbank Offered Rate (“LIBOR”). The Fund has agreed to pay commitment fees of 0.15% per year on the unused portion of the line of credit during the preceding calendar month.

For the period ended January 31, 2017, the Fund’s average borrowings are as follows:

Fund	Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
Event Driven	$15,000,000	92	1.84%

Short sales: A short sale is a transaction in which the Funds sell securities they do not own, but have borrowed, in anticipation of a decline in the fair market value of the securities. The Funds are obligated to replace the borrowed securities at the market price at the time of replacement. The Funds’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Funds consider the short sale to be a borrowing by the Funds that is subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Funds may be unable to replace borrowed securities sold short.

Open short sale transactions at January 31, 2017, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of January 31, 2017.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
ClearTrack® 2015
Securities Lending Transactions
Exchange-Traded Funds	$1,673,305	$—	$—	$—	$1,673,305

Total Borrowings	$1,673,305	$—	$—	$—	$1,673,305

ClearTrack® 2020
Securities Lending Transactions
Exchange-Traded Funds	$1,815,470	$—	$—	$—	$1,815,470

Total Borrowings	$1,815,470	$—	$—	$—	$1,815,470

ClearTrack® 2025
Securities Lending Transactions
Exchange-Traded Funds	$1,268,673	$—	$—	$—	$1,268,673

Total Borrowings	$1,268,673	$—	$—	$—	$1,268,673

ClearTrack® 2030
Securities Lending Transactions
Exchange-Traded Funds	$1,461,136	$—	$—	$—	$1,461,136

Total Borrowings	$1,461,136	$—	$—	$—	$1,461,136

ClearTrack® 2035
Securities Lending Transactions
Exchange-Traded Funds	$3,895,227	$—	$—	$—	$3,895,227

Total Borrowings	$3,895,227	$—	$—	$—	$3,895,227

ClearTrack® 2040
Securities Lending Transactions
Exchange-Traded Funds	$3,864,406	$—	$—	$—	$3,864,406

Total Borrowings	$3,864,406	$—	$—	$—	$3,864,406

Transamerica Funds	Page 9	January 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
ClearTrack® 2045
Securities Lending Transactions
Exchange-Traded Funds	$1,592,924	$—	$—	$—	$1,592,924

Total Borrowings	$1,592,924	$—	$—	$—	$1,592,924

ClearTrack® 2050
Securities Lending Transactions
Exchange-Traded Funds	$806,195	$—	$—	$—	$806,195

Total Borrowings	$806,195	$—	$—	$—	$806,195

ClearTrack® Retirement Income
Securities Lending Transactions
Exchange-Traded Funds	$3,136,097	$—	$—	$—	$3,136,097

Total Borrowings	$3,136,097	$—	$—	$—	$3,136,097

Transamerica Bond
Securities Lending Transactions
Corporate Debt Securities	$9,852,245	$—	$—	$—	$9,852,245

Total Borrowings	$9,852,245	$—	$—	$—	$9,852,245

Transamerica Capital Growth
Securities Lending Transactions
Common Stocks	$68,355,338	$—	$—	$—	$68,355,338

Total Borrowings	$68,355,338	$—	$—	$—	$68,355,338

Transamerica Concentrated Growth
Securities Lending Transactions
Common Stocks	$1,678,950	$—	$—	$—	$1,678,950

Total Borrowings	$1,678,950	$—	$—	$—	$1,678,950

Transamerica Core Bond
Securities Lending Transactions
Corporate Debt Securities	$8,846,348	$—	$—	$—	$8,846,348
Foreign Government Obligations	477,391	—	—	—	477,391
U.S. Government Obligations	1,948,020	—	—	—	1,948,020

Total Securities Lending Transactions	$11,271,759	$—	$—	$—	$11,271,759

Total Borrowings	$11,271,759	$—	$—	$—	$11,271,759

Transamerica Developing Markets Equity
Securities Lending Transactions
Common Stocks	$36,737,388	$—	$—	$—	$36,737,388

Total Borrowings	$36,737,388	$—	$—	$—	$36,737,388

Transamerica Dividend Focused
Securities Lending Transactions
Common Stocks	$3,856,313	$—	$—	$—	$3,856,313

Total Borrowings	$3,856,313	$—	$—	$—	$3,856,313

Transamerica Dynamic Allocation
Securities Lending Transactions
Exchange-Traded Funds	$5,570,831	$—	$—	$—	$5,570,831

Total Borrowings	$5,570,831	$—	$—	$—	$5,570,831

Transamerica Dynamic Income
Securities Lending Transactions
Exchange-Traded Funds	$94,594,762	$—	$—	$—	$94,594,762

Total Borrowings	$94,594,762	$—	$—	$—	$94,594,762

Transamerica Emerging Markets Debt
Securities Lending Transactions
Corporate Debt Securities	$14,128,998	$—	$—	$—	$14,128,998
Foreign Government Obligations	8,982,503	—	—	—	8,982,503
Common Stocks	547,069	—	—	—	547,069

Total Securities Lending Transactions	$23,658,570	$—	$—	$—	$23,658,570

Total Borrowings	$23,658,570	$—	$—	$—	$23,658,570

Transamerica Funds	Page 10	January 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Transamerica Emerging Markets Equity
Securities Lending Transactions
Common Stocks	$904,382	$—	$—	$—	$904,382

Total Borrowings	$904,382	$—	$—	$—	$904,382

Transamerica Event Driven
Securities Lending Transactions
Corporate Debt Securities	$591,861	$—	$—	$—	$591,861

Total Borrowings	$591,861	$—	$—	$—	$591,861

Transamerica Flexible Income
Securities Lending Transactions
Corporate Debt Securities	$14,449,610	$—	$—	$—	$14,449,610
U.S. Government Obligations	1,485,878	—	—	—	1,485,878
Short-Term U.S. Government Obligations	816,161	—	—	—	816,161

Total Securities Lending Transactions	$16,751,649	$—	$—	$—	$16,751,649

Total Borrowings	$16,751,649	$—	$—	$—	$16,751,649

Transamerica Floating Rate
Securities Lending Transactions
Corporate Debt Securities	$1,928,501	$—	$—	$—	$1,928,501
Exchange-Traded Funds	9,874	—	—	—	9,874

Total Securities Lending Transactions	$1,938,375	$—	$—	$—	$1,938,375

Total Borrowings	$1,938,375	$—	$—	$—	$1,938,375

Transamerica Global Real Estate Securities
Securities Lending Transactions
Common Stocks	$1,814,231	$—	$—	$—	$1,814,231

Total Borrowings	$1,814,231	$—	$—	$—	$1,814,231

Transamerica Growth
Securities Lending Transactions
Common Stocks	$7,731,283	$—	$—	$—	$7,731,283

Total Borrowings	$7,731,283	$—	$—	$—	$7,731,283

Transamerica High Yield Bond
Securities Lending Transactions
Corporate Debt Securities	$92,393,132	$—	$—	$—	$92,393,132

Total Borrowings	$92,393,132	$—	$—	$—	$92,393,132

Transamerica Inflation Opportunities
Securities Lending Transactions
Corporate Debt Securities	$108,240	$—	$—	$—	$108,240

Total Borrowings	$108,240	$—	$—	$—	$108,240

Transamerica Intermediate Bond
Securities Lending Transactions
Corporate Debt Securities	$12,800,541	$—	$—	$—	$12,800,541
Foreign Government Obligations	3,044,852	—	—	—	3,044,852
U.S. Government Obligations	10,009,455	—	—	—	10,009,455

Total Securities Lending Transactions	$25,854,848	$—	$—	$—	$25,854,848

Total Borrowings	$25,854,848	$—	$—	$—	$25,854,848

Transamerica International Equity
Securities Lending Transactions
Common Stocks	$4,299,852	$—	$—	$—	$4,299,852

Total Borrowings	$4,299,852	$—	$—	$—	$4,299,852

Transamerica International Equity Opportunities
Securities Lending Transactions
Common Stocks	$30,432,845	$—	$—	$—	$30,432,845

Total Borrowings	$30,432,845	$—	$—	$—	$30,432,845

Transamerica International Small Cap
Securities Lending Transactions
Common Stocks	$11,928,816	$—	$—	$—	$11,928,816
Rights	56,903	—	—	—	56,903

Total Securities Lending Transactions	$11,985,719	$—	$—	$—	$11,985,719

Total Borrowings	$11,985,719	$—	$—	$—	$11,985,719

Transamerica Funds	Page 11	January 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Transamerica International Small Cap Value
Securities Lending Transactions
Common Stocks	$31,179,382	$—	$—	$—	$31,179,382

Total Borrowings	$31,179,382	$—	$—	$—	$31,179,382

Transamerica Large Cap Value
Securities Lending Transactions
Common Stocks	$74,751	$—	$—	$—	$74,751

Total Borrowings	$74,751	$—	$—	$—	$74,751

Transamerica Mid Cap Growth
Securities Lending Transactions
Common Stocks	$7,644,413	$—	$—	$—	$7,644,413

Total Borrowings	$7,644,413	$—	$—	$—	$7,644,413

Transamerica Mid Cap Value
Securities Lending Transactions
Common Stocks	$6,720,393	$—	$—	$—	$6,720,393

Total Borrowings	$6,720,393	$—	$—	$—	$6,720,393

Transamerica Mid Cap Value Opportunities
Securities Lending Transactions
Common Stocks	$5,502,697	$—	$—	$—	$5,502,697

Total Borrowings	$5,502,697	$—	$—	$—	$5,502,697

Transamerica MLP & Energy Income
Securities Lending Transactions
Common Stocks	$3,250,048	$—	$—	$—	$3,250,048
Convertible Preferred Stocks	7,797,876	—	—	—	7,797,876

Total Securities Lending Transactions	$11,047,924	$—	$—	$—	$11,047,924

Total Borrowings	$11,047,924	$—	$—	$—	$11,047,924

Transamerica Multi-Managed Balanced
Securities Lending Transactions
Common Stocks	$1,423,095	$—	$—	$—	$1,423,095
Corporate Debt Securities	3,012,436	—	—	—	3,012,436
Foreign Government Obligations	778,629	—	—	—	778,629
U.S. Government Obligations	2,788,293	—	—	—	2,788,293

Total Securities Lending Transactions	$8,002,453	$—	$—	$—	$8,002,453

Total Borrowings	$8,002,453	$—	$—	$—	$8,002,453

Transamerica Short-Term Bond
Securities Lending Transactions
Corporate Debt Securities	$31,061,617	$—	$—	$—	$31,061,617

Total Borrowings	$31,061,617	$—	$—	$—	$31,061,617

Transamerica Small Cap Core
Securities Lending Transactions
Common Stocks	$1,519,454	$—	$—	$—	$1,519,454

Total Borrowings	$1,519,454	$—	$—	$—	$1,519,454

Transamerica Small Cap Growth
Securities Lending Transactions
Common Stocks	$518,189	$—	$—	$—	$518,189

Total Borrowings	$518,189	$—	$—	$—	$518,189

Transamerica Small Cap Value
Securities Lending Transactions
Common Stocks	$19,738,416	$—	$—	$—	$19,738,416

Total Borrowings	$19,738,416	$—	$—	$—	$19,738,416

Transamerica Small/Mid Cap Value
Securities Lending Transactions
Common Stocks	$12,135,723	$—	$—	$—	$12,135,723

Total Borrowings	$12,135,723	$—	$—	$—	$12,135,723

Transamerica Funds	Page 12	January 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Transamerica Strategic High Income
Securities Lending Transactions
Common Stocks	$4,045,662	$—	$—	$—	$4,045,662
Preferred Stocks	34,948	—	—	—	34,948
Corporate Debt Securities	6,467,522	—	—	—	6,467,522

Total Securities Lending Transactions	$10,548,132	$—	$—	$—	$10,548,132

Total Borrowings	$10,548,132	$—	$—	$—	$10,548,132

Transamerica Total Return
Securities Lending Transactions
Corporate Debt Securities	$2,010,425	$—	$—	$—	$2,010,425
U.S. Government Obligations	2,267,686	—	—	—	2,267,686

Total Securities Lending Transactions	$4,278,111	$—	$—	$—	$4,278,111

Reverse Repurchase Agreements
U.S. Government Obligations	$—	$15,898,923	$24,078,000	$—	$39,976,923

Total Borrowings	$4,278,111	$15,898,923	$24,078,000	$—	$44,255,034

Transamerica Unconstrained Bond
Securities Lending Transactions
Corporate Debt Securities	$4,264,885	$—	$—	$—	$4,264,885

Total Borrowings	$4,264,885	$—	$—	$—	$4,264,885

Transamerica US Growth
Securities Lending Transactions
Common Stocks	$8,468,406	$—	$—	$—	$8,468,406

Total Borrowings	$8,468,406	$—	$—	$—	$8,468,406

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Funds’ investment objectives allow the Funds to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Funds’ investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Funds.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Funds. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Funds’ exposure to market risk factors and other associated risks are discussed by derivative type as follows:

Option contracts: The Funds are subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Funds, with the exception of High Yield Bond and Government Money Market, may enter into option contracts to manage exposure to various market fluctuations. The Funds may purchase or write call and put options on securities and derivative instruments in which each Fund owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Transamerica Funds	Page 13	January 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Options on exchange-traded funds and/or securities: The Funds may purchase or write options on ETFs and/or securities. Purchasing or writing options on ETFs and/or securities gives the Funds the right, but not the obligation to buy or sell a specified ETF and/or security as an underlying instrument for the option contract.

Options on indices: The Funds may purchase or write options on indices. Purchasing or writing an option on indices gives the Funds the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Options on futures: The Funds may purchase or write options on futures. Purchasing or writing options on futures gives the Funds the right, but not obligation to buy or sell a position on a futures contract at the specified option exercise price at any time during the period of the option.

Options on foreign currency: The Funds may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Funds the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Interest rate swaptions: The Funds may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Funds pay premiums, which are treated as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Funds write a covered call or put option, the premium received is marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Funds could result in the Funds selling or buying a security or currency at a price different from the current market value.

As of January 31, 2017, transactions in written options are as follows:

	Call Options		Put Options
Event Driven	Amount of Premiums	Number of Contracts	Amount of Premiums	Number of Contracts

Balance at October 31, 2016	$—	—	$—	—
Options written	6,150	75	10,294	450
Options closed	—	—	—	—
Options expired	—	—	(10,294)	(450)
Options exercised	—	—	—	—

Balance at January 31, 2017	$6,150	75	$—	—

Call Options
MLP & Energy Income	Amount of Premiums	Number of Contracts
Balance at October 31, 2016	$—	—
Options written	50,729	500
Options closed	—	—
Options expired	—	—
Options exercised	(50,729)	(500)

Balance at January 31, 2017	$—	—

Transamerica Funds	Page 14	January 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

	Call Options		Put Options
Global Long/Short Equity	Amount of Premiums	Number of Contracts	Amount of Premiums	Number of Contracts

Balance at October 31, 2016	$1,473	38	$422	8
Options written	3,979	68	4,601	74
Options closed	(1,341)	(49)	(2,267)	(6)
Options expired	(1,966)	(34)	(1,393)	(34)
Options exercised	(157)	(4)	—	—

Balance at January 31, 2017	$1,988	19	$1,363	42

	Call Options		Put Options
Total Return	Amount of Premiums	Number of Contracts	Amount of Premiums	Number of Contracts

Balance at October 31, 2016	$—	—	$21,708	78
Options written	114,226	18,000,073	77,406	11,000,134
Options closed	—	—	—	—
Options expired	(19,304)	(73)	—	—
Options exercised	—	—	(64,231)	(212)

Balance at January 31, 2017	$94,922	18,000,000	$34,883	11,000,000

As of January 31, 2017, transactions in written foreign exchange options and swaptions are as follows:

	Call Options
Total Return	Amount of Premiums	Notional Amount		Notional Amount
Balance at October 31, 2016	$508,341	AUD	4,300,000	USD	76,100,000
Options written	337,400		—		37,200,000
Options closed	(194,490)		—		(29,400,000)
Options expired	(501,440)		(4,300,000)		(69,400,000)
Options exercised	(120,611)		—		(13,500,000)

Balance at January 31, 2017	$29,200	AUD	—	USD	1,000,000

	Put Options
Total Return	Amount of Premiums	Notional Amount		Notional Amount		Notional Amount
Balance at October 31, 2016	$447,806	AUD	3,000,000	GBP	3,700,000	USD	26,700,000
Options written	143,587		5,300,000		—		18,500,000
Options closed	—		—		—		—
Options expired	(80,208)		(8,300,000)		(900,000)		(11,900,000)
Options exercised	(13,146)		—		(2,800,000)		—

Balance at January 31, 2017	$498,039	AUD	—	GBP	—	USD	33,300,000

Open option contracts at January 31, 2017, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Funds and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and LIBOR forward rate to calculate the daily settlement price. The Funds, with the exception of Government Money Market, may enter into credit default, cross-currency, interest rate, total return, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available.

Transamerica Funds	Page 15	January 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Credit default swap agreements: The Funds are subject to credit risk in the normal course of pursuing their investment objectives. The Funds enter into credit default swap agreements to manage their exposure to the market or certain sectors of the market to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Funds’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty, and by the posting of collateral.

Certain Funds sell credit default swap agreements, which exposes them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swap agreements is disclosed in the Schedule of Investments or Consolidated Schedule of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swap agreements is included in the footnotes to the Schedule of Investments or Consolidated Schedule of Investments. If a defined credit event had occurred during the period, the swap agreements’ credit-risk-related contingent features would have been triggered, and the Funds would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because the Funds hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Funds enter into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. Funds with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty, and by the posting of collateral.

Total return swap agreements: The Funds are subject to commodity risk, equity risk, and other risks related to the underlying investments of the swap agreement in the normal course of pursuing their investment objectives. The value of the commodity-linked investments held by the Funds can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting a Fund’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference entity, which may be an equity, index, or bond, and in return receives a regular stream of payments.

Open OTC and centrally cleared swap agreements at January 31, 2017, if any, are listed within the Schedule of Investments or Consolidated Schedule of Investments.

Futures contracts: The Funds are subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Funds, with the exception of Government Money Market, use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Funds, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at January 31, 2017, if any, are listed within the Schedule of Investments or Consolidated Schedule of Investments.

Forward foreign currency contracts: The Funds are subject to foreign exchange rate risk exposure in the normal course of pursuing their investment objectives. The Funds, with the exception of Government Money Market, may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Additionally, Bond and Managed Futures Strategy utilize forward foreign currency contracts for speculative purposes. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Transamerica Funds	Page 16	January 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Open forward foreign currency contracts at January 31, 2017, if any, are listed within the Schedule of Investments or Consolidated Schedule of Investments.

7. RISK FACTORS

Investing in the Funds may involve certain risks, as discussed in the Funds’ prospectuses, including but not limited to the following:

Arbitrage strategy risk: Securities purchased pursuant to an arbitrage strategy intend to take advantage of a perceived relationship between the values of two or more securities and may not perform as expected.

Emerging market risk: Investments in the securities of issuers located in or principally doing business in emerging markets are subject to foreign investments risks. These risks are greater for investments in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because these market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Fixed income risk: The market prices of fixed income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the market value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines.

Foreign investment risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of investments may decline because of factors affecting a particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

Growth risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to larger price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

High-yield debt risk: High-yield debt securities, commonly referred to as “junk bonds,” are securities that are rated below “investment grade” (securities rated below Baa/BBB) or, if unrated, determined to be below investment grade by the sub-adviser. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

Inflation-protected security risk: Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation. Also, the inflation index utilized by a particular inflation-protected security may not accurately reflect the true rate of inflation, in which case the market value of the security could be adversely affected.

Master limited partnership (“MLP”) risk: Investments in MLPs involve risks that differ from investments in corporate issuers, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, certain tax risks, and risks related to the general partner’s right to require unit holders to sell their common units at an undesirable time or price. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in these sectors could have an adverse impact on an investment in MLPs. The yields for equity and debt securities of MLPs and other issuers in the energy sector are susceptible in the short-term to fluctuations in interest rates and the value of investments in such securities may decline if interest rates rise. The value of an investment in MLPs depends to a significant extent on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet the legal requirements to maintain partnership status, it could be taxed as a corporation and there could be a material decrease in the value of its securities.

Money market reform risk: Government Money Market operates as a “government” money market fund under new federal regulations. The Fund continues to use the special pricing and valuation conventions that currently facilitate a stable share price of $1.00, although there is no guarantee that the Fund will be able to maintain a $1.00 share price. The Fund does not currently intend to avail itself of the ability to impose “liquidity fees” and/or “gates” on Fund redemptions, as permitted under the new regulations. However, the Board reserves the right, with notice to shareholders, to change this policy, thereby permitting the Fund to impose such fees and gates in the future.

Transamerica Funds	Page 17	January 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

7. RISK FACTORS (continued)

Money market risk: There is no assurance a money market fund will avoid principal losses if its holdings default or are downgraded or if interest rates rise sharply in an unusually short period. In addition, a money market fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of an investment, it is possible to lose money by investing in it.

Mortgage-related and asset-backed security risk: The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Unlike mortgage-related securities issued or guaranteed by agencies of the U.S. government or government-sponsored entities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets. The risk of default is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less information available than for other types of debt securities.

Municipal security risk: Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities, potentially resulting in defaults. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. To the extent a fund focuses its investments in a single state or territory, it is subject to greater risk of adverse economic and regulatory changes in that state or territory than a geographically diversified fund. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the market values of these bonds to decline.

Real estate investment trusts (“REIT”) and real estate risk: Investments in the real estate industry and REITs are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in operating expenses, property taxes or interest rates. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition, REITs are subject to a number of highly technical tax-related rules and requirements; and the failure to qualify as a REIT could result in corporate-level taxation, significantly reducing the return on an investment.

Small and medium capitalization risk: Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions than large capitalization companies. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate, and may offer greater potential for losses.

Transamerica Funds	Page 18	January 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS

For the period ended January 31, 2017, the Funds’ transactions in and earnings from investments in affiliates of TAM are as follows:

Transamerica Asset Allocation - Conservative Portfolio	Value October 31, 2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2017	Dividend Income	Net Capital Gain Distributions
Transamerica Arbitrage Strategy Liquidating Trust	$130,554	$—	$—	$—	$(2,349)	$128,205	$—	$—
Transamerica Bond	60,684,396	4,032,584	(1,299,580)	(52,249)	(2,656,983)	60,708,168	373,379	2,569,950
Transamerica Capital Growth	19,266,057	5,457,980	(544,213)	(63,550)	(3,915,725)	20,200,549	—	5,001,843
Transamerica Concentrated Growth	17,965,360	3,015,440	(396,187)	(17,479)	(2,044,028)	18,523,106	332,892	2,350,481
Transamerica Core Bond	151,980,447	4,319,504	(3,887,857)	(134,034)	(3,905,082)	148,372,978	1,060,862	—
Transamerica Developing Markets Equity	27,206,911	437,658	(489,792)	(22,038)	(258,484)	26,874,255	27,134	—
Transamerica Dividend Focused	56,014,477	8,991,638	(1,253,867)	(92,583)	(2,492,929)	61,166,736	590,112	7,350,586
Transamerica Emerging Markets Debt	29,011,635	612,382	(335,235)	(13,179)	(254,713)	29,020,890	331,402	—
Transamerica Emerging Markets Equity	6,716,834	260,327	(150,203)	(8,898)	55,978	6,874,038	134,434	—
Transamerica Event Driven	10,543,014	458,848	(346,120)	(2,957)	121,005	10,773,790	168,745	—
Transamerica Flexible Income	22,466,461	644,299	(487,615)	(7,440)	(209,325)	22,406,380	226,307	—
Transamerica Floating Rate	19,652,885	229,255	—	—	79,653	19,961,793	220,921	—
Transamerica Global Allocation Liquidating Trust	45,856	—	—	—	1,290	47,146	—	—
Transamerica Global Multifactor Macro	14,172,051	484,659	—	—	(650,903)	14,005,807	—	484,658
Transamerica Growth	29,411,777	6,523,720	(838,088)	(95,876)	(4,534,884)	30,466,649	21,855	5,799,413
Transamerica High Yield Bond	30,140,067	897,906	(550,744)	(1,165)	465,563	30,951,627	418,464	—
Transamerica Inflation Opportunities	48,781,116	1,101,499	(1,099,310)	(15,602)	(470,143)	48,297,560	180,103	—
Transamerica Intermediate Bond	60,188,304	517,863	—	—	(1,574,776)	59,131,391	517,864	—
Transamerica International Equity	36,706,659	946,650	(274,283)	(6,852)	265,407	37,637,581	671,208	45,550
Transamerica International Equity Opportunities	15,992,863	515,666	(407,071)	(17,906)	481,628	16,565,180	174,476	—
Transamerica International Small Cap	8,577,843	3,876,922	(300,406)	(131,332)	(3,246,062)	8,776,965	537,744	3,087,389
Transamerica International Small Cap Value	8,171,768	314,275	(93,605)	(3,308)	(53,597)	8,335,533	180,349	55,470
Transamerica Large Cap Value	61,023,536	6,469,626	(1,229,921)	(22,270)	49,408	66,290,379	2,555,809	2,882,948
Transamerica Managed Futures Strategy	28,866,631	664,233	(420,132)	(54,125)	(1,377,155)	27,679,452	312,094	—
Transamerica Mid Cap Value	11,878,364	1,070,881	(230,746)	(6,704)	126,992	12,838,787	110,217	767,261
Transamerica Mid Cap Value Opportunities	5,653,957	550,173	(102,312)	652	(70,620)	6,031,850	282,333	182,087
Transamerica MLP & Energy Income	17,406,369	260,638	—	—	1,220,776	18,887,783	260,637	—
Transamerica Multi-Cap Growth	15,202,493	3,149,290	(396,187)	(71,109)	(1,609,327)	16,275,160	40,599	2,776,623
Transamerica Short-Term Bond	68,914,010	1,927,366	(1,800,256)	(8,672)	(266,197)	68,766,251	403,331	—
Transamerica Small Cap Core	6,124,292	125,028	(130,611)	5,272	906,338	7,030,319	15,556	—
Transamerica Small Cap Growth	3,013,756	1,979,645	(154,556)	(71,559)	(1,381,543)	3,385,743	117,693	1,732,409
Transamerica Small Cap Value	5,733,565	78,434	(19,592)	(979)	791,831	6,583,259	62,012	—
Transamerica Small Company Growth Liquidating Trust	949	—	—	—	—	949	—	—
Transamerica Total Return	152,370,190	7,873,896	(3,953,163)	(151,111)	(6,213,825)	149,925,987	3,695,378	865,139
Transamerica US Growth	20,169,691	1,024,189	(576,866)	70,041	441,379	21,128,434	105,694	434,990

Total	$1,070,185,138	$68,812,474	$(21,768,518)	$(997,012)	$(32,181,402)	$1,084,050,680	$14,129,604	$36,386,797

Transamerica Asset Allocation - Growth Portfolio	Value October 31, 2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2017	Dividend Income	Net Capital Gain Distributions
Transamerica Capital Growth	$67,762,229	$17,372,082	$(3,142,554)	$643,558	$(14,470,346)	$68,164,969	$—	$17,285,870
Transamerica Concentrated Growth	61,980,072	9,193,883	(2,313,411)	54,477	(7,076,474)	61,838,547	1,132,694	7,997,724
Transamerica Developing Markets Equity	112,565,742	184,849	(2,681,919)	(184,131)	(1,033,240)	108,851,301	111,274	—
Transamerica Dividend Focused	180,449,404	25,412,953	(7,308,741)	(603,629)	(7,479,211)	190,470,776	1,873,661	23,338,786
Transamerica Emerging Markets Equity	41,177,737	839,940	(752,370)	(150,546)	425,598	41,540,359	819,300	—
Transamerica Event Driven	17,543,168	281,619	—	—	196,880	18,021,667	281,619	—
Transamerica Global Allocation Liquidating Trust	29,921	—	—	—	842	30,763	—	—
Transamerica Global Multifactor Macro	19,049,595	651,461	—	—	(874,921)	18,826,135	—	651,461
Transamerica Global Real Estate Securities	5,206,688	165,976	(199,608)	37,257	(226,680)	4,983,633	160,500	—
Transamerica Growth	104,406,325	20,442,041	(4,877,612)	(524,351)	(15,661,557)	103,784,846	76,243	20,231,987
Transamerica International Equity	115,881,068	2,307,232	(2,241,756)	(61,232)	854,029	116,739,341	2,103,016	142,717
Transamerica International Equity Opportunities	65,073,009	781,185	(3,055,545)	(128,256)	1,946,270	64,616,663	697,360	—
Transamerica International Small Cap	29,381,834	12,176,125	(1,827,185)	(874,871)	(10,450,453)	28,405,450	1,798,746	10,327,253
Transamerica International Small Cap Value	33,261,335	969,504	(573,235)	(61,147)	(174,369)	33,422,088	729,428	224,350
Transamerica Large Cap Value	203,649,842	18,119,479	(7,134,724)	(132,991)	360,578	214,862,184	8,422,819	9,500,928
Transamerica Managed Futures Strategy	39,830,676	512,366	(3,567,362)	(861,718)	(1,084,230)	34,829,732	414,500	—
Transamerica Mid Cap Value	73,676,100	5,445,078	(2,692,155)	(103,490)	876,757	77,202,290	674,660	4,696,563
Transamerica Mid Cap Value Opportunities	30,992,241	2,542,933	(1,059,460)	74,929	(447,709)	32,102,934	1,528,244	985,624
Transamerica MLP & Energy Income	79,233,102	1,186,411	—	—	5,556,924	85,976,437	1,186,411	—
Transamerica Multi-Cap Growth	37,041,315	6,785,672	(1,919,312)	(210,914)	(3,799,645)	37,897,116	97,030	6,635,989
Transamerica Small Cap Core	3,911,340	14,283	(163,781)	16,521	562,083	4,340,446	9,790	—
Transamerica Small Cap Growth	18,526,184	11,178,928	(1,136,233)	(86,083)	(8,642,600)	19,840,196	709,157	10,438,600
Transamerica Small Cap Value	39,946,926	460,016	(1,202,769)	(103,198)	5,585,119	44,686,094	427,019	—
Transamerica Small Company Growth Liquidating Trust	3,173	—	—	—	—	3,173	—	—
Transamerica US Growth	71,172,323	1,966,752	(3,331,927)	1,071,066	696,317	71,574,531	366,597	1,508,748

Total	$1,451,751,349	$138,990,768	$(51,181,659)	$(2,188,749)	$(54,360,038)	$1,483,011,671	$23,620,068	$113,966,600

Transamerica Funds	Page 19	January 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Transamerica Asset Allocation - Moderate Growth Portfolio	Value October 31, 2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2017	Dividend Income	Net Capital Gain Distributions
Transamerica Arbitrage Strategy Liquidating Trust	$426,339	$—	$—	$—	$(7,673)	$418,666	$—	$—
Transamerica Bond	61,864,318	2,964,719	(1,771,487)	(198,125)	(2,542,843)	60,316,582	376,093	2,588,626
Transamerica Capital Growth	91,624,646	23,172,908	(5,291,893)	1,164,158	(19,744,964)	90,924,855	—	23,172,908
Transamerica Concentrated Growth	82,378,645	12,053,562	(3,847,624)	124,692	(9,396,389)	81,312,886	1,495,330	10,558,231
Transamerica Core Bond	161,593,314	1,110,151	(5,822,211)	(349,019)	(3,928,457)	152,603,778	1,110,152	—
Transamerica Developing Markets Equity	133,124,317	130,996	(3,949,174)	(259,598)	(1,229,067)	127,817,474	130,996	—
Transamerica Dividend Focused	254,324,475	35,339,167	(12,163,456)	(1,014,125)	(10,192,661)	266,293,400	2,626,227	32,712,939
Transamerica Emerging Markets Debt	63,704,717	724,979	(620,584)	(23,667)	(570,746)	63,214,699	724,979	—
Transamerica Emerging Markets Equity	59,365,124	1,178,062	(1,252,452)	(267,314)	648,595	59,672,015	1,178,062	—
Transamerica Event Driven	24,394,834	376,860	(1,929,454)	(21,468)	291,566	23,112,338	376,859	—
Transamerica Flexible Income	45,865,158	479,302	(620,584)	(10,076)	(432,868)	45,280,932	460,318	—
Transamerica Floating Rate	29,943,202	349,295	—	—	121,360	30,413,857	336,597	—
Transamerica Global Allocation Liquidating Trust	200,006	—	—	—	5,627	205,633	—	—
Transamerica Global Multifactor Macro	45,417,379	1,553,191	—	—	(2,085,957)	44,884,613	—	1,553,191
Transamerica Global Real Estate Securities	13,401,557	411,155	(575,451)	96,026	(584,548)	12,748,739	411,155	—
Transamerica Growth	140,094,122	27,021,091	(8,146,582)	1,045,641	(22,597,025)	137,417,247	101,445	26,919,644
Transamerica High Yield Bond	53,710,652	768,502	(1,624,803)	(9,827)	818,476	53,663,000	736,700	—
Transamerica Inflation Opportunities	45,161,076	163,869	(2,211,537)	(66,845)	(395,696)	42,650,867	163,871	—
Transamerica Intermediate Bond	73,580,720	633,093	—	—	(1,925,178)	72,288,635	633,093	—
Transamerica International Equity	168,930,720	3,273,562	(2,888,539)	(81,460)	1,236,744	170,471,027	3,065,526	208,036
Transamerica International Equity Opportunities	80,476,246	855,106	(4,682,592)	(895,498)	3,100,579	78,853,841	855,106	—
Transamerica International Small Cap	40,827,550	16,671,166	(3,080,355)	(1,430,431)	(14,159,317)	38,828,613	2,472,966	14,198,200
Transamerica International Small Cap Value	46,021,934	1,312,437	(1,207,319)	(164,925)	(168,113)	45,794,014	1,003,722	308,715
Transamerica Large Cap Value	282,092,523	24,696,971	(11,949,072)	(182,357)	612,952	295,271,017	11,605,728	13,091,243
Transamerica Managed Futures Strategy	58,466,906	609,471	(4,377,941)	(518,949)	(2,349,780)	51,829,707	609,471	—
Transamerica Mid Cap Value	109,930,335	7,983,761	(4,468,208)	(141,591)	1,329,539	114,633,836	1,002,811	6,980,951
Transamerica Mid Cap Value Opportunities	49,093,933	3,967,603	(1,861,753)	147,310	(726,403)	50,620,690	2,412,007	1,555,596
Transamerica MLP & Energy Income	104,575,058	1,565,874	—	—	7,334,254	113,475,186	1,565,874	—
Transamerica Multi-Cap Growth	67,813,874	12,255,321	(3,926,607)	(369,417)	(6,912,178)	68,860,993	176,612	12,078,709
Transamerica Short-Term Bond	44,054,761	268,464	—	—	(175,340)	44,147,885	258,782	—
Transamerica Small Cap Core	16,515,312	41,185	(755,985)	81,972	2,363,800	18,246,284	41,184	—
Transamerica Small Cap Growth	14,330,430	8,581,430	(936,518)	5,935	(6,713,481)	15,267,796	545,902	8,035,529
Transamerica Small Cap Value	30,610,201	326,020	(1,071,919)	52,359	4,149,078	34,065,739	326,019	—
Transamerica Small Company Growth Liquidating Trust	2,893	—	—	—	—	2,893	—	—
Transamerica Total Return	120,483,034	3,393,705	(16,191,613)	(681,506)	(4,248,084)	102,755,536	2,753,013	640,691
Transamerica US Growth	96,539,613	2,522,937	(5,607,827)	1,866,940	515,789	95,837,452	493,189	2,029,749

Total	$2,710,939,924	$196,755,915	$(112,833,540)	$(2,101,165)	$(88,558,409)	$2,704,202,725	$40,049,789	$156,632,958

Transamerica Funds	Page 20	January 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Transamerica Asset Allocation - Moderate Portfolio	Value October 31, 2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2017		Dividend Income	Net Capital Gain Distributions
Transamerica Arbitrage Strategy Liquidating Trust	$279,510	$—	$—	$—	$(5,030)	$274,480		$—	$—
Transamerica Bond	82,653,525	4,021,729	(3,399,750)	(233,837)	(3,409,422)	79,632,245		498,667	3,432,297
Transamerica Capital Growth	47,964,699	12,211,931	(2,472,545)	540,449	(10,269,389)	47,975,145		—	12,145,920
Transamerica Concentrated Growth	48,223,322	7,126,981	(1,800,322)	65,501	(5,509,157)	48,106,325		878,190	6,200,726
Transamerica Core Bond	230,896,450	1,764,570	(6,459,524)	(242,112)	(5,871,264)	220,088,120		1,592,116	—
Transamerica Developing Markets Equity	73,310,409	113,255	(1,529,887)	(107,876)	(685,543)	71,100,358		72,411	—
Transamerica Dividend Focused	136,558,289	19,152,786	(5,710,034)	(498,117)	(5,550,171)	143,952,753		1,412,009	17,588,332
Transamerica Emerging Markets Debt	53,126,346	629,860	(1,081,739)	(41,636)	(463,072)	52,169,759		600,980	—
Transamerica Emerging Markets Equity	30,706,719	623,261	(463,602)	(96,640)	303,836	31,073,574		610,884	—
Transamerica Event Driven	18,984,649	327,635	(1,236,273)	(15,603)	225,806	18,286,214		294,629	—
Transamerica Flexible Income	57,832,282	659,397	(2,379,825)	(28,073)	(533,624)	55,550,157		571,915	—
Transamerica Floating Rate	32,605,765	380,355	—	—	132,150	33,118,270		366,527	—
Transamerica Global Allocation Liquidating Trust	124,153	—	—	—	3,493	127,646		—	—
Transamerica Global Multifactor Macro	31,834,474	1,088,681	—	—	(1,462,113)	31,461,042		—	1,088,680
Transamerica Growth	72,341,005	14,069,704	(3,762,905)	(350,394)	(10,788,417)	71,508,993		52,445	13,916,798
Transamerica High Yield Bond	42,844,359	648,012	(1,336,720)	54,762	589,032	42,799,445		586,957	—
Transamerica Inflation Opportunities	54,876,527	262,814	(2,379,825)	(68,378)	(489,954)	52,201,184		199,279	—
Transamerica Intermediate Bond	99,765,435	858,388	—	—	(2,610,280)	98,013,543		858,388	—
Transamerica International Equity	92,258,533	1,830,358	(1,668,968)	(50,632)	679,156	93,048,447		1,672,313	113,488
Transamerica International Equity Opportunities	41,033,985	501,606	(2,518,905)	(341,871)	1,459,731	40,134,546		434,358	—
Transamerica International Small Cap	21,473,745	8,828,189	(1,413,987)	(471,632)	(7,743,206)	20,673,109		1,303,956	7,486,483
Transamerica International Small Cap Value	23,178,270	675,303	(494,509)	(25,353)	(140,825)	23,192,886		506,359	155,741
Transamerica Large Cap Value	149,428,332	13,245,359	(5,555,500)	(90,565)	293,015	157,320,641		6,154,628	6,942,412
Transamerica Managed Futures Strategy	44,364,156	545,202	(3,098,408)	(303,357)	(1,871,586)	39,636,007		462,483	—
Transamerica Mid Cap Value	52,571,474	3,871,582	(1,931,676)	(63,609)	627,247	55,075,018		479,817	3,340,193
Transamerica Mid Cap Value Opportunities	24,179,887	1,977,172	(834,484)	61,566	(348,304)	25,035,837		1,188,429	766,464
Transamerica MLP & Energy Income	53,233,224	797,097	—	—	3,733,452	57,763,773		797,097	—
Transamerica Multi-Cap Growth	37,918,913	6,913,173	(1,954,856)	(375,725)	(3,702,680)	38,798,825		98,873	6,762,111
Transamerica Short-Term Bond	73,497,941	684,330	(5,071,922)	42,561	(337,126)	68,815,784		416,830	—
Transamerica Small Cap Core	10,093,294	36,125	(409,515)	40,579	1,453,046	11,213,529		25,192	—
Transamerica Small Cap Growth	8,981,100	5,387,444	(564,049)	(17,214)	(4,182,757)	9,604,524		341,761	5,030,624
Transamerica Small Cap Value	18,993,571	217,794	(571,776)	(34,457)	2,640,335	21,245,467		202,529	—
Transamerica Small Company Growth Liquidating Trust	1,792	—	—	—	—	1,792		—	—
Transamerica Total Return	206,699,147	6,377,490	(14,711,643)	(450,212)	(8,067,457)	189,847,325		4,852,095	1,132,630
Transamerica US Growth	49,274,308	1,357,688	(2,572,992)	910,008	307,235	49,276,247		251,976	1,037,020

Total	$2,022,109,590	$117,185,271	$(77,386,141)	$(2,191,867)	$(61,593,843)	$1,998,123,010		$27,784,093	$87,139,919

Transamerica Multi-Manager Alternative Strategies Portfolio	Value October 31, 2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2017		Dividend Income	Net Capital Gain Distributions
Transamerica Arbitrage Strategy Liquidating Trust	$223,538	$—	$—	$—	$(4,023)	$219,515		$—	$—
Transamerica Developing Markets Equity	14,213,581	12,939	(1,187,922)	(95,403)	(108,224)	12,834,971		12,939	—
Transamerica Emerging Markets Debt	15,588,881	158,910	(15,482,438)	1,803,609	(2,068,962)	—	(A)	158,910	—
Transamerica Event Driven	25,179,858	404,210	—	—	282,583	25,866,651		404,210	—
Transamerica Flexible Income	3,119,693	—	(3,069,484)	9,076	(59,285)	—	(A)	6,743	—
Transamerica Floating Rate	—	13,967,690	—	—	(5,290)	13,962,400		24,559	—
Transamerica Global Long/Short Equity	4,263,003	—	—	—	93,282	4,356,285		—	—
Transamerica Global Multifactor Macro	55,224,092	1,608,234	(10,312,107)	(381,070)	(1,892,060)	44,247,089		—	1,608,234
Transamerica Global Real Estate Securities	12,988,346	365,613	(1,255,878)	37,333	(531,759)	11,603,655		365,613	—
Transamerica High Yield Bond	29,536,766	358,939	(16,374,957)	1,202,939	(872,913)	13,850,774		341,458	—
Transamerica International Small Cap	1,836,741	—	(1,796,638)	(120,310)	80,207	—	(A)	—	—
Transamerica International Small Cap Value	1,291,436	—	(1,259,772)	(186,591)	154,927	—	(A)	—	—
Transamerica Long/Short Strategy	14,221,182	4,284,133	—	—	667,193	19,172,508		—	114,879
Transamerica Managed Futures Strategy	28,828,762	167,629	(12,867,260)	(1,338,397)	92,632	14,883,366		167,629	—
Transamerica Short-Term Bond	—	23,333,409	(2,830,229)	(594)	7,679	20,510,265		101,371	—
Transamerica Unconstrained Bond	20,607,329	544,541	(713,026)	5,931	256,773	20,701,548		228,698	—

Total	$227,123,208	$45,206,247	$(67,149,711)	$936,523	$(3,907,240)	$202,209,027		$1,812,130	$1,723,113

(A)	No longer held at period end.

9. NEW ACCOUNTING PRONOUNCEMENTS

In October 2016, the Securities and Exchange Commission adopted new rules and amended existing rules (together the, “Final Rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the Final Rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Funds’ financial statements.

Transamerica Funds	Page 21	January 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2017

(unaudited)

9. NEW ACCOUNTING PRONOUNCEMENTS (continued)

In December 2016, the Financial Accounting Standards Board issued Accounting Standards Update No. 2016-19 (“ASU 2016-19”), “Technical Corrections and Improvements”. The guidance includes an amendment to Topic 820, Fair Value Measurement, which clarifies the difference between a valuation approach and a valuation technique when applying the guidance in that Topic. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. The transition guidance for the amendment must be applied prospectively because it could potentially involve the use of hindsight that includes fair value measurements. The guidance is effective for interim periods beginning after December 15, 2016. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Funds’ financial statements.

10. SUBSEQUENT EVENT

The Board approved the launch of Advisor and T1 class shares for various Funds within the Trust. The additional Advisor classes will commence operations on or about March 3, 2017, and the additional T1 classes will commence operations on or about March 17, 2017.

Management has evaluated subsequent events through the date of issuance of this report, and determined that no other material events or transactions would require recognition or disclosure.

Transamerica Funds	Page 22	January 31, 2017 Form N-Q

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the date of this filing and concluded that the Registrant’s disclosure control and procedures were effective as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Funds
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date: March 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	March 27, 2017

By:	/s/ Vincent J. Toner
Vincent J. Toner
Vice President and Treasurer
(Principal Financial Officer)
Date:	March 27, 2017